UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Chief Financial Officer and Treasurer Met Investors Series Trust One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to March 31, 2014

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

March 31, 2014

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-26
American Funds Growth Allocation Portfolio	MIST-27
American Funds Growth Portfolio	MIST-28
American Funds Moderate Allocation Portfolio	MIST-29
AQR Global Risk Balanced Portfolio	MIST-30
BlackRock Global Tactical Strategies Portfolio	MIST-35
BlackRock High Yield Portfolio	MIST-38
Clarion Global Real Estate Portfolio	MIST-61
ClearBridge Aggressive Growth Portfolio	MIST-64
ClearBridge Aggressive Growth Portfolio II	MIST-67
Goldman Sachs Mid Cap Value Portfolio	MIST-69
Harris Oakmark International Portfolio	MIST-72
Invesco Balanced-Risk Allocation Portfolio	MIST-75
Invesco Comstock Portfolio	MIST-79
Invesco Mid Cap Value Portfolio	MIST-84
Invesco Small Cap Growth Portfolio	MIST-87
JPMorgan Core Bond Portfolio	MIST-91
JPMorgan Global Active Allocation Portfolio	MIST-108
JPMorgan Small Cap Value Portfolio	MIST-138
Loomis Sayles Global Markets Portfolio	MIST-145
Lord Abbett Bond Debenture Portfolio	MIST-157
Met/Eaton Vance Floating Rate Portfolio	MIST-174
Met/Franklin Low Duration Total Return Portfolio	MIST-188
Met/Templeton International Bond Portfolio	MIST-205
MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy Portfolio)	MIST-216
MetLife Balanced Plus Portfolio	MIST-218
MetLife Balanced Strategy Portfolio	MIST-223
MetLife Defensive Strategy Portfolio	MIST-225
MetLife Growth Strategy Portfolio	MIST-227
MetLife Moderate Strategy Portfolio	MIST-229
MetLife Multi-Index Targeted Risk Portfolio	MIST-231
MFS® Emerging Markets Equity Portfolio	MIST-234
MFS® Research International Portfolio	MIST-238
Morgan Stanley Mid Cap Growth Portfolio	MIST-242
Oppenheimer Global Equity Portfolio	MIST-247
PIMCO Inflation Protected Bond Portfolio	MIST-250
PIMCO Total Return Portfolio	MIST-263
Pioneer Fund Portfolio	MIST-287
Pioneer Strategic Income Portfolio	MIST-291
Pyramis® Government Income Portfolio	MIST-317
Pyramis® Managed Risk Portfolio	MIST-324
Schroders Global Multi-Asset Portfolio	MIST-326
SSgA Growth and Income ETF Portfolio	MIST-349
SSgA Growth ETF Portfolio	MIST-351
T. Rowe Price Large Cap Value Portfolio	MIST-353
T. Rowe Price Mid Cap Growth Portfolio	MIST-356
Third Avenue Small Cap Value Portfolio	MIST-361
WMC Large Cap Research Portfolio	MIST-365
Notes to Schedule of Investments	MIST-370

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—44.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group NV	55,961	$4,013,201
BAE Systems plc	306,811	2,131,438
Boeing Co. (The)	38,225	4,796,855
Cobham plc	102,833	513,401
Finmeccanica S.p.A. (a)	38,585	382,210
General Dynamics Corp.	18,530	2,018,288
Honeywell International, Inc.	43,360	4,022,073
L-3 Communications Holdings, Inc.	4,885	577,163
Lockheed Martin Corp.	14,845	2,423,298
Meggitt plc	75,859	608,121
Northrop Grumman Corp.	12,325	1,520,658
Precision Castparts Corp.	8,025	2,028,399
Raytheon Co.	17,615	1,740,186
Rockwell Collins, Inc.	7,435	592,346
Rolls-Royce Holdings plc (a)	179,272	3,215,841
Safran S.A.	25,845	1,792,416
Singapore Technologies Engineering, Ltd.	147,900	449,810
Textron, Inc.	15,480	608,209
Thales S.A.	8,719	578,852
United Technologies Corp.	46,625	5,447,665
Zodiac Aerospace	16,365	578,167

		40,038,597

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (b)	8,360	437,980
Deutsche Post AG	86,453	3,211,440
Expeditors International of Washington, Inc.	11,305	448,017
FedEx Corp.	16,410	2,175,310
Royal Mail plc (a)	62,033	582,817
TNT Express NV	41,566	409,408
Toll Holdings, Ltd. (b)	64,954	313,439
United Parcel Service, Inc. - Class B	39,500	3,846,510
Yamato Holdings Co., Ltd.	35,193	757,686

		12,182,607

Airlines—0.1%
ANA Holdings, Inc. (b)	109,656	237,444
Cathay Pacific Airways, Ltd.	112,200	209,061
Delta Air Lines, Inc.	47,151	1,633,782
Deutsche Lufthansa AG (a)	21,980	575,729
easyJet plc	15,123	432,878
International Consolidated Airlines Group S.A. - Class DI (a)	97,252	678,670
Japan Airlines Co., Ltd.	5,716	280,996
Qantas Airways, Ltd. (a)	100,738	103,427
Ryanair Holdings plc (ADR) (a)	2,230	131,146
Singapore Airlines, Ltd.	51,200	426,269
Southwest Airlines Co.	38,385	906,270

		5,615,672

Auto Components—0.4%
Aisin Seiki Co., Ltd.	18,307	659,386
BorgWarner, Inc.	12,540	770,834
Bridgestone Corp.	62,094	2,199,004
Cie Generale des Etablissements Michelin	17,847	2,235,549

Auto Components—(Continued)
Continental AG	10,488	2,513,210
Delphi Automotive plc	15,421	1,046,469
Denso Corp.	46,357	2,219,391
GKN plc	156,357	1,017,866
Goodyear Tire & Rubber Co. (The)	13,590	355,107
Johnson Controls, Inc.	37,845	1,790,825
Koito Manufacturing Co., Ltd.	9,781	165,249
NGK Spark Plug Co., Ltd.	17,000	381,266
NHK Spring Co., Ltd.	15,100	139,710
NOK Corp.	9,047	147,582
Nokian Renkaat Oyj (b)	10,801	437,708
Pirelli & C S.p.A.	22,590	354,942
Stanley Electric Co., Ltd.	13,644	302,133
Sumitomo Rubber Industries, Ltd.	16,301	208,211
Toyoda Gosei Co., Ltd.	6,245	119,616
Toyota Boshoku Corp. (b)	6,200	62,780
Toyota Industries Corp.	15,524	744,428
Valeo S.A.	7,198	1,015,328
Yokohama Rubber Co., Ltd. (The)	19,000	178,257

		19,064,851

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	31,568	3,984,903
Daihatsu Motor Co., Ltd.	18,533	326,924
Daimler AG	91,792	8,674,801
Fiat S.p.A. (a)	83,470	971,456
Ford Motor Co.	217,695	3,396,042
Fuji Heavy Industries, Ltd.	56,012	1,512,152
General Motors Co.	71,913	2,475,246
Harley-Davidson, Inc.	12,175	810,977
Honda Motor Co., Ltd.	155,496	5,467,382
Isuzu Motors, Ltd.	112,553	651,424
Mazda Motor Corp.	256,592	1,136,271
Mitsubishi Motors Corp.	60,400	631,056
Nissan Motor Co., Ltd.	237,049	2,109,713
Renault S.A.	18,327	1,785,566
Suzuki Motor Corp.	34,794	906,402
Toyota Motor Corp.	263,010	14,801,879
Volkswagen AG	2,816	713,750
Yamaha Motor Co., Ltd.	26,666	424,081

		50,780,025

Banks—4.5%
Aozora Bank, Ltd.	101,635	289,261
Australia & New Zealand Banking Group, Ltd.	261,590	8,039,488
Banca Monte dei Paschi di Siena S.p.A. (a)	602,432	219,875
Banco Bilbao Vizcaya Argentaria S.A.	551,646	6,637,280
Banco de Sabadell S.A.	326,939	1,011,180
Banco Espirito Santo S.A. (a) (b)	169,954	319,164
Banco Popular Espanol S.A.	157,079	1,188,751
Banco Santander S.A.	1,105,683	10,558,425
Bank Hapoalim B.M.	100,592	573,936
Bank Leumi Le-Israel B.M. (a)	119,417	466,251
Bank of America Corp.	588,908	10,129,218

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of East Asia, Ltd.	120,000	$470,140
Bank of Ireland (a)	2,159,911	918,493
Bank of Kyoto, Ltd. (The) (b)	30,632	252,564
Bank of Queensland, Ltd.	30,223	360,984
Bank of Yokohama, Ltd. (The)	112,009	558,305
Bankia S.A. (a)	384,330	812,679
Barclays plc	1,458,577	5,689,364
BB&T Corp.	38,845	1,560,404
Bendigo and Adelaide Bank, Ltd. (b)	39,533	418,187
BNP Paribas S.A.	94,920	7,337,914
BOC Hong Kong Holdings, Ltd.	352,500	1,004,097
CaixaBank S.A. (b)	167,350	1,078,027
Chiba Bank, Ltd. (The)	70,833	435,990
Chugoku Bank, Ltd. (The)	14,798	197,130
Citigroup, Inc.	167,471	7,971,620
Comerica, Inc.	10,055	520,849
Commerzbank AG (a)	92,266	1,697,538
Commonwealth Bank of Australia	153,685	11,062,993
Credit Agricole S.A. (a)	95,403	1,506,696
Danske Bank A/S	62,507	1,743,002
DBS Group Holdings, Ltd.	163,100	2,099,825
DNB ASA	93,176	1,621,496
Erste Group Bank AG	24,587	841,603
Fifth Third Bancorp	48,735	1,118,468
Fukuoka Financial Group, Inc.	73,326	300,864
Gunma Bank, Ltd. (The)	36,171	196,758
Hachijuni Bank, Ltd. (The)	39,338	223,192
Hang Seng Bank, Ltd.	72,900	1,161,079
Hiroshima Bank, Ltd. (The)	47,340	198,539
Hokuhoku Financial Group, Inc.	109,000	208,902
HSBC Holdings plc	1,787,527	18,098,963
Huntington Bancshares, Inc.	45,855	457,174
Intesa Sanpaolo S.p.A.	1,108,461	3,764,178
Iyo Bank, Ltd. (The)	24,000	229,060
Joyo Bank, Ltd. (The)	63,592	316,588
JPMorgan Chase & Co.	207,600	12,603,396
KBC Groep NV	23,853	1,469,909
KeyCorp	49,420	703,741
Lloyds Banking Group plc (a)	4,763,067	5,978,335
M&T Bank Corp. (b)	7,195	872,754
Mitsubishi UFJ Financial Group, Inc.	1,215,280	6,666,624
Mizrahi Tefahot Bank, Ltd.	12,009	164,304
Mizuho Financial Group, Inc. (b)	2,192,060	4,325,052
National Australia Bank, Ltd.	224,002	7,382,591
Natixis	88,379	649,543
Nishi-Nippon City Bank, Ltd. (The)	64,000	143,558
Nordea Bank AB	289,599	4,112,963
Oversea-Chinese Banking Corp., Ltd.	245,200	1,904,219
PNC Financial Services Group, Inc. (The)	29,435	2,560,845
Raiffeisen Bank International AG	11,184	373,703
Regions Financial Corp.	76,015	844,527
Resona Holdings, Inc.	210,426	1,015,717
Royal Bank of Scotland Group plc (a)	206,467	1,072,535
Seven Bank, Ltd.	56,773	222,370
Shinsei Bank, Ltd. (b)	157,300	308,628
Shizuoka Bank, Ltd. (The)	53,824	524,597
Skandinaviska Enskilda Banken AB - Class A (b)	144,826	1,986,789

Banks—(Continued)
Societe Generale S.A.	68,532	4,230,558
Standard Chartered plc	231,357	4,838,650
Sumitomo Mitsui Financial Group, Inc.	121,350	5,172,724
Sumitomo Mitsui Trust Holdings, Inc.	316,090	1,425,353
SunTrust Banks, Inc.	29,500	1,173,805
Suruga Bank, Ltd.	17,000	298,795
Svenska Handelsbanken AB - A Shares (b)	47,587	2,391,645
Swedbank AB - A Shares	86,343	2,315,550
U.S. Bancorp	100,835	4,321,788
UniCredit S.p.A.	413,967	3,789,523
Unione di Banche Italiane SCPA	81,676	771,238
United Overseas Bank, Ltd.	121,400	2,094,052
Wells Fargo & Co. (c)	264,610	13,161,701
Westpac Banking Corp.	296,424	9,506,629
Yamaguchi Financial Group, Inc.	20,000	179,795
Zions Bancorporation	10,160	314,757

		227,739,757

Beverages—1.0%
Anheuser-Busch InBev NV	76,620	8,053,467
Asahi Group Holdings, Ltd.	36,863	1,034,099
Beam, Inc.	8,995	749,284
Brown-Forman Corp. - Class B	8,927	800,663
Carlsberg A/S - Class B	10,199	1,016,339
Coca-Cola Amatil, Ltd.	54,602	558,743
Coca-Cola Co. (The) (c)	209,610	8,103,523
Coca-Cola Enterprises, Inc.	13,290	634,730
Coca-Cola HBC AG	19,105	476,030
Coca-Cola West Co., Ltd.	5,800	101,108
Constellation Brands, Inc. - Class A (a)	9,175	779,600
Diageo plc	239,321	7,427,758
Dr Pepper Snapple Group, Inc.	11,040	601,238
Heineken Holding NV	9,612	620,788
Heineken NV	21,967	1,530,739
Kirin Holdings Co., Ltd.	83,148	1,155,842
Molson Coors Brewing Co. - Class B	8,705	512,376
Monster Beverage Corp. (a)	7,480	519,486
PepsiCo, Inc.	84,725	7,074,537
Pernod-Ricard S.A.	20,245	2,358,648
Remy Cointreau S.A. (b)	2,373	190,622
SABMiller plc	91,783	4,584,407
Suntory Beverage & Food, Ltd.	13,258	456,310
Treasury Wine Estates, Ltd.	60,661	198,691

		49,539,028

Biotechnology—0.5%
Actelion, Ltd. (a)	9,748	924,309
Alexion Pharmaceuticals, Inc. (a)	10,900	1,658,217
Amgen, Inc.	41,683	5,141,181
Biogen Idec, Inc. (a)	13,130	4,016,073
Celgene Corp. (a)	22,820	3,185,672
CSL, Ltd.	46,419	2,995,557
Gilead Sciences, Inc. (a)	84,720	6,003,259
Grifols S.A.	14,220	780,690
Regeneron Pharmaceuticals, Inc. (a)	4,341	1,303,516
Vertex Pharmaceuticals, Inc. (a)	12,967	917,026

		26,925,500

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—0.2%
Allegion plc	4,901	$255,685
Asahi Glass Co., Ltd.	95,533	553,007
Assa Abloy AB - Class B	31,854	1,701,331
Cie de St-Gobain	39,655	2,400,836
Daikin Industries, Ltd.	22,391	1,252,146
Geberit AG	3,604	1,181,678
LIXIL Group Corp.	25,429	700,032
Masco Corp.	19,675	436,982
TOTO, Ltd. (b)	27,000	373,706

		8,855,403

Capital Markets—0.9%
3i Group plc	92,636	615,169
Aberdeen Asset Management plc	91,467	596,326
Ameriprise Financial, Inc.	10,715	1,179,400
Bank of New York Mellon Corp. (The)	63,385	2,236,857
BlackRock, Inc.	7,010	2,204,505
Charles Schwab Corp. (The)	64,045	1,750,350
Credit Suisse Group AG (a)	144,507	4,679,407
Daiwa Securities Group, Inc.	158,135	1,373,449
Deutsche Bank AG	97,202	4,347,915
E*Trade Financial Corp. (a)	15,815	364,061
Franklin Resources, Inc.	22,241	1,205,017
Goldman Sachs Group, Inc. (The)	23,350	3,825,898
Hargreaves Lansdown plc	20,350	494,976
ICAP plc	52,491	330,911
Invesco, Ltd.	24,420	903,540
Investec plc	55,138	446,318
Julius Baer Group, Ltd. (a)	21,339	948,507
Legg Mason, Inc. (b)	5,830	285,903
Macquarie Group, Ltd.	27,545	1,485,687
Mediobanca S.p.A. (a)	49,261	564,284
Morgan Stanley	76,460	2,383,258
Nomura Holdings, Inc.	346,226	2,217,159
Northern Trust Corp.	12,390	812,289
Partners Group Holding AG	1,672	470,208
SBI Holdings, Inc.	19,269	231,732
Schroders plc	9,680	419,887
State Street Corp.	24,290	1,689,370
T. Rowe Price Group, Inc.	14,390	1,185,017
UBS AG (a)	347,968	7,184,139

		46,431,539

Chemicals—1.3%
Air Liquide S.A.	29,740	4,033,946
Air Products & Chemicals, Inc.	11,645	1,386,221
Air Water, Inc.	13,767	190,188
Airgas, Inc.	3,660	389,827
Akzo Nobel NV	22,864	1,873,351
Arkema S.A.	5,994	679,897
Asahi Kasei Corp.	119,475	811,151
BASF SE	87,570	9,732,236
CF Industries Holdings, Inc.	3,160	823,622
Croda International plc	12,931	550,624
Daicel Corp.	27,442	226,636
Dow Chemical Co. (The)	66,940	3,252,615

Chemicals—(Continued)
E.I. du Pont de Nemours & Co.	51,155	3,432,501
Eastman Chemical Co.	8,480	731,061
Ecolab, Inc.	14,945	1,613,911
EMS-Chemie Holding AG	784	297,113
FMC Corp.	7,340	561,950
Givaudan S.A. (a)	881	1,364,143
Hitachi Chemical Co., Ltd.	9,888	134,388
Incitec Pivot, Ltd.	155,286	426,607
International Flavors & Fragrances, Inc.	4,485	429,080
Israel Chemicals, Ltd.	42,467	371,222
Israel Corp., Ltd. (The) (a)	264	147,290
Johnson Matthey plc	19,538	1,066,298
JSR Corp. (b)	17,020	314,955
K&S AG	16,406	538,875
Kaneka Corp.	25,974	157,349
Kansai Paint Co., Ltd.	21,548	307,646
Koninklijke DSM NV	14,703	1,009,827
Kuraray Co., Ltd.	33,005	376,888
Lanxess AG	7,927	598,001
Linde AG	17,701	3,543,144
LyondellBasell Industries NV - Class A	24,171	2,149,769
Mitsubishi Chemical Holdings Corp.	129,132	536,210
Mitsubishi Gas Chemical Co., Inc.	36,159	203,537
Mitsui Chemicals, Inc.	77,044	188,654
Monsanto Co.	29,080	3,308,432
Mosaic Co. (The)	18,780	939,000
Nippon Paint Co., Ltd.	16,000	241,964
Nitto Denko Corp.	15,770	759,464
Novozymes A/S - B Shares	21,554	949,044
Orica, Ltd. (b)	35,106	712,766
PPG Industries, Inc.	7,845	1,517,694
Praxair, Inc.	16,325	2,138,085
Sherwin-Williams Co. (The)	4,760	938,339
Shin-Etsu Chemical Co., Ltd.	39,189	2,236,637
Showa Denko KK (b)	142,676	201,584
Sigma-Aldrich Corp.	6,585	614,907
Sika AG	207	847,347
Solvay S.A.	5,653	888,519
Sumitomo Chemical Co., Ltd.	141,637	521,657
Syngenta AG	8,879	3,367,843
Taiyo Nippon Sanso Corp.	22,268	174,767
Teijin, Ltd.	88,665	219,513
Toray Industries, Inc. (b)	139,548	921,053
Ube Industries, Ltd.	100,552	184,682
Umicore S.A.	10,869	554,884
Yara International ASA	17,260	762,449

		67,451,363

Commercial Services & Supplies—0.2%
ADT Corp. (The)	10,022	300,159
Aggreko plc (b)	25,678	643,793
Babcock International Group plc	34,521	776,032
Brambles, Ltd.	148,849	1,279,049
Cintas Corp.	5,530	329,643
Dai Nippon Printing Co., Ltd.	52,963	506,896
Edenred	19,418	609,820

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
G4S plc	147,932	$596,643
Iron Mountain, Inc.	9,351	257,807
Park24 Co., Ltd.	9,380	178,051
Pitney Bowes, Inc. (b)	11,110	288,749
Republic Services, Inc.	14,885	508,472
Secom Co., Ltd.	20,029	1,152,582
Securitas AB - B Shares	29,854	346,545
Serco Group plc	47,596	334,023
Societe BIC S.A.	2,770	364,011
Stericycle, Inc. (a)	4,715	535,718
Toppan Printing Co., Ltd. (b)	52,929	378,489
Tyco International, Ltd.	25,625	1,086,500
Waste Management, Inc.	24,035	1,011,152

		11,484,134

Communications Equipment—0.4%
Alcatel-Lucent (a)	266,039	1,051,188
Cisco Systems, Inc. (c)	295,200	6,615,432
F5 Networks, Inc. (a)	4,285	456,910
Harris Corp.	5,890	430,912
Juniper Networks, Inc. (a)	27,820	716,643
Motorola Solutions, Inc.	12,700	816,483
QUALCOMM, Inc.	93,305	7,358,032
Telefonaktiebolaget LM Ericsson - B Shares	290,155	3,865,777

		21,311,377

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A. (b)	16,767	659,555
Bouygues S.A. (b)	18,272	763,685
Chiyoda Corp. (b)	15,000	194,912
Ferrovial S.A.	38,464	835,318
Fluor Corp.	8,995	699,181
Hochtief AG	2,952	268,225
Jacobs Engineering Group, Inc. (a)	7,250	460,375
JGC Corp.	20,182	701,139
Kajima Corp. (b)	80,151	280,571
Kinden Corp.	12,500	120,814
Koninklijke Boskalis Westminster NV	7,489	412,907
Leighton Holdings, Ltd. (b)	16,152	316,367
Obayashi Corp.	61,450	345,931
OCI (a)	9,041	410,498
Quanta Services, Inc. (a)	11,885	438,557
Shimizu Corp. (b)	56,178	290,534
Skanska AB - B Shares (b)	36,228	854,397
Taisei Corp.	92,221	411,101
Vinci S.A.	45,867	3,417,687

		11,881,754

Construction Materials—0.2%
Boral, Ltd. (b)	74,246	389,334
CRH plc	69,910	1,950,081
Fletcher Building, Ltd.	65,581	542,746
HeidelbergCement AG	13,408	1,148,939
Holcim, Ltd. (a)	21,830	1,812,768
Imerys S.A.	3,256	289,452

Construction Materials—(Continued)
James Hardie Industries plc	42,274	562,224
Lafarge S.A.	17,802	1,395,410
Taiheiyo Cement Corp. (b)	112,000	403,031
Vulcan Materials Co.	7,150	475,117

		8,969,102

Consumer Finance—0.2%
Acom Co., Ltd. (a) (b)	38,040	121,393
AEON Financial Service Co., Ltd. (b)	10,705	240,954
American Express Co.	50,880	4,580,727
Capital One Financial Corp.	31,865	2,458,703
Credit Saison Co., Ltd.	15,015	298,198
Discover Financial Services	26,485	1,541,162
SLM Corp.	24,035	588,377

		9,829,514

Containers & Packaging—0.1%
Amcor, Ltd.	115,048	1,109,275
Avery Dennison Corp.	5,300	268,551
Ball Corp.	7,970	436,836
Bemis Co., Inc.	5,660	222,098
MeadWestvaco Corp.	9,800	368,872
Owens-Illinois, Inc. (a)	9,070	306,838
Rexam plc	75,484	613,429
Sealed Air Corp.	10,795	354,832
Toyo Seikan Group Holdings, Ltd.	15,596	252,823

		3,933,554

Distributors—0.0%
Genuine Parts Co.	8,515	739,528
Jardine Cycle & Carriage, Ltd. (b)	10,200	368,752

		1,108,280

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,854	261,559
Graham Holdings Co. - Class B	253	178,049
H&R Block, Inc.	15,055	454,510

		894,118

Diversified Financial Services—0.7%
ASX, Ltd.	18,458	617,745
Berkshire Hathaway, Inc. - Class B (a) (c)	99,420	12,424,517
CME Group, Inc.	17,385	1,286,664
Deutsche Boerse AG	18,401	1,464,322
Eurazeo S.A.	2,974	267,556
Exor S.p.A.	9,453	424,816
First Pacific Co., Ltd.	224,500	223,637
Groupe Bruxelles Lambert S.A.	7,696	768,980
Hong Kong Exchanges and Clearing, Ltd.	105,200	1,595,944
Industrivarden AB - C Shares	11,677	226,556
ING Groep NV (a)	366,064	5,202,719
IntercontinentalExchange Group, Inc.	6,336	1,253,451
Investment AB Kinnevik - B Shares	21,322	788,158
Investor AB - B Shares	43,427	1,573,371
Japan Exchange Group, Inc. (b)	23,625	575,169

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Leucadia National Corp.	17,275	$483,700
London Stock Exchange Group plc	16,856	554,220
McGraw Hill Financial, Inc.	14,915	1,138,015
Mitsubishi UFJ Lease & Finance Co., Ltd.	55,510	271,438
Moody’s Corp.	10,425	826,911
NASDAQ OMX Group, Inc. (The)	6,370	235,308
ORIX Corp. (a)	123,680	1,737,105
Pargesa Holding S.A.	2,586	223,885
Pohjola Bank plc - A Shares	13,190	293,628
Singapore Exchange, Ltd.	81,600	450,024
Wendel S.A.	3,096	481,641

		35,389,480

Diversified Telecommunication Services—1.2%
AT&T, Inc. (c)	290,851	10,200,145
Belgacom S.A. (b)	14,555	456,793
Bezeq The Israeli Telecommunication Corp., Ltd.	182,189	324,429
BT Group plc	753,939	4,798,400
CenturyLink, Inc. (b)	32,550	1,068,942
Deutsche Telekom AG	275,850	4,461,781
Elisa Oyj (b)	13,492	388,521
Frontier Communications Corp. (b)	55,165	314,440
HKT Trust / HKT, Ltd.	210,500	221,791
Iliad S.A.	2,484	716,737
Inmarsat plc	42,742	518,068
Koninklijke KPN NV (a)	305,351	1,080,516
Nippon Telegraph & Telephone Corp.	35,814	1,946,660
Orange S.A.	176,785	2,614,268
PCCW, Ltd.	380,700	190,212
Portugal Telecom SGPS S.A. (b)	58,807	250,460
Singapore Telecommunications, Ltd.	759,400	2,201,001
Swisscom AG	2,223	1,365,080
TDC A/S	77,418	715,535
Telecom Corp. of New Zealand, Ltd. (b)	173,913	368,311
Telecom Italia S.p.A.	959,408	1,132,667
Telecom Italia S.p.A. - Risparmio Shares	574,543	538,154
Telefonica Deutschland Holding AG	26,247	209,200
Telefonica S.A.	390,514	6,183,509
Telekom Austria AG	21,195	210,304
Telenor ASA	65,069	1,441,900
TeliaSonera AB (b)	227,062	1,713,849
Telstra Corp., Ltd.	415,222	1,958,579
Verizon Communications, Inc. (c)	228,420	10,865,939
Vivendi S.A.	114,899	3,205,321
Windstream Holdings, Inc. (b)	32,850	270,684
Ziggo NV	14,324	636,616

		62,568,812

Electric Utilities—0.7%
American Electric Power Co., Inc.	26,850	1,360,221
Cheung Kong Infrastructure Holdings, Ltd.	59,400	381,029
Chubu Electric Power Co., Inc. (a)	61,437	721,819
Chugoku Electric Power Co., Inc. (The)	28,334	394,238
CLP Holdings, Ltd.	168,482	1,273,191
Contact Energy, Ltd.	34,436	159,037

Electric Utilities—(Continued)
Duke Energy Corp.	39,015	2,778,648
Edison International	17,945	1,015,867
EDP - Energias de Portugal S.A.	191,354	889,813
Electricite de France S.A.	23,054	912,977
Enel S.p.A.	627,576	3,556,026
Entergy Corp.	9,825	656,801
Exelon Corp.	47,224	1,584,837
FirstEnergy Corp.	23,025	783,541
Fortum Oyj	42,350	962,772
Hokkaido Electric Power Co., Inc. (a) (b)	17,397	146,868
Hokuriku Electric Power Co.	16,011	208,226
Iberdrola S.A.	458,594	3,210,333
Kansai Electric Power Co., Inc. (The) (a)	67,133	688,159
Kyushu Electric Power Co., Inc. (a)	40,697	497,081
NextEra Energy, Inc.	23,745	2,270,497
Northeast Utilities	17,365	790,108
Pepco Holdings, Inc. (b)	13,760	281,805
Pinnacle West Capital Corp.	6,050	330,693
Power Assets Holdings, Ltd.	131,900	1,145,868
PPL Corp.	34,715	1,150,455
Red Electrica Corp. S.A.	10,318	839,480
Shikoku Electric Power Co., Inc. (a)	17,052	231,010
Southern Co. (The) (b)	48,695	2,139,658
SP AusNet	160,953	195,596
SSE plc	92,122	2,258,844
Terna Rete Elettrica Nazionale S.p.A.	143,727	770,213
Tohoku Electric Power Co., Inc.	43,138	443,727
Tokyo Electric Power Co., Inc. (a)	137,885	557,556
Xcel Energy, Inc.	27,410	832,168

		36,419,162

Electrical Equipment—0.5%
ABB, Ltd. (a)	209,658	5,428,435
Alstom S.A.	20,632	564,270
AMETEK, Inc.	13,467	693,416
Eaton Corp. plc	26,238	1,970,998
Emerson Electric Co.	38,895	2,598,186
Fuji Electric Co., Ltd.	52,942	235,928
Legrand S.A.	25,253	1,570,400
Mabuchi Motor Co., Ltd.	2,424	158,459
Mitsubishi Electric Corp.	183,739	2,063,045
Nidec Corp. (b)	19,530	1,185,807
OSRAM Licht AG (a)	8,010	520,211
Prysmian S.p.A.	19,445	485,228
Rockwell Automation, Inc.	7,645	952,185
Roper Industries, Inc.	5,490	732,970
Schneider Electric S.A.	51,912	4,613,815
Sumitomo Electric Industries, Ltd.	71,961	1,069,108

		24,842,461

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	8,735	800,563
Citizen Holdings Co., Ltd.	25,200	189,347
Corning, Inc.	79,840	1,662,269
FLIR Systems, Inc.	7,805	280,980
FUJIFILM Holdings Corp.	44,153	1,183,388

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hamamatsu Photonics KK	6,834	$309,442
Hexagon AB - B Shares	22,651	771,212
Hirose Electric Co., Ltd.	2,955	405,367
Hitachi High-Technologies Corp.	5,911	137,428
Hitachi, Ltd.	460,158	3,389,751
Hoya Corp.	41,550	1,299,065
Ibiden Co., Ltd.	10,767	211,668
Jabil Circuit, Inc.	10,165	182,970
Keyence Corp.	4,388	1,805,204
Kyocera Corp.	31,000	1,395,552
Murata Manufacturing Co., Ltd.	19,346	1,820,621
Nippon Electric Glass Co., Ltd. (b)	34,602	177,812
Omron Corp.	19,566	805,296
Shimadzu Corp.	22,283	197,830
TDK Corp.	11,725	488,737
TE Connectivity, Ltd.	22,700	1,366,767
Yaskawa Electric Corp. (b)	20,000	275,862
Yokogawa Electric Corp.	20,443	329,581

		19,486,712

Energy Equipment & Services—0.5%
Aker Solutions ASA	15,674	244,080
AMEC plc	28,477	533,173
Baker Hughes, Inc.	24,425	1,588,113
Cameron International Corp. (a)	13,100	809,187
CGG (a)	15,088	242,362
Diamond Offshore Drilling, Inc. (b)	3,815	186,019
Ensco plc - Class A	12,870	679,279
FMC Technologies, Inc. (a)	13,030	681,339
Fugro NV (b)	6,790	418,023
Halliburton Co.	46,850	2,758,996
Helmerich & Payne, Inc.	5,905	635,142
Nabors Industries, Ltd.	14,315	352,865
National Oilwell Varco, Inc.	23,605	1,838,121
Noble Corp. plc	13,965	457,214
Petrofac, Ltd.	24,735	594,752
Rowan Cos. plc - Class A (a)	6,820	229,698
Saipem S.p.A.	25,369	619,844
Schlumberger, Ltd. (c)	72,690	7,087,275
Seadrill, Ltd. (b)	35,792	1,263,456
Subsea 7 S.A.	25,309	470,403
Technip S.A.	9,700	1,001,514
Tenaris S.A.	45,022	996,300
Transocean, Ltd. (b)	18,680	772,231
Transocean, Ltd. (Swiss-Traded Shares)	34,380	1,418,564
WorleyParsons, Ltd.	19,861	279,002

		26,156,952

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	59,929	674,719
Carrefour S.A.	58,673	2,273,638
Casino Guichard Perrachon S.A.	5,387	642,126
Colruyt S.A.	7,252	400,358
Costco Wholesale Corp.	24,095	2,690,930
CVS Caremark Corp.	65,715	4,919,425
Delhaize Group S.A.	9,768	715,792

Food & Staples Retailing—(Continued)
Distribuidora Internacional de Alimentacion S.A.	55,867	511,323
FamilyMart Co., Ltd. (b)	5,614	246,427
J Sainsbury plc (b)	117,844	621,685
Jeronimo Martins SGPS S.A. (b)	23,912	401,649
Koninklijke Ahold NV (a)	88,707	1,783,137
Kroger Co. (The)	28,680	1,251,882
Lawson, Inc. (b)	6,276	443,619
Metcash, Ltd. (b)	82,552	200,593
Metro AG (a)	12,369	505,354
Olam International, Ltd. (b)	138,400	244,738
Safeway, Inc.	13,600	502,384
Seven & I Holdings Co., Ltd.	71,831	2,739,717
Sysco Corp.	32,045	1,157,786
Tesco plc	770,783	3,798,773
Wal-Mart Stores, Inc. (c)	89,374	6,830,855
Walgreen Co.	48,095	3,175,713
Wesfarmers, Ltd.	108,979	4,165,067
Whole Foods Market, Inc.	20,500	1,039,555
WM Morrison Supermarkets plc	211,451	751,572
Woolworths, Ltd.	119,602	3,963,625

		46,652,442

Food Products—1.3%
Ajinomoto Co., Inc.	55,281	791,901
Archer-Daniels-Midland Co.	36,255	1,573,104
Aryzta AG (a)	8,362	739,307
Associated British Foods plc	33,966	1,575,083
Barry Callebaut AG (a)	214	288,647
Calbee, Inc.	6,886	162,511
Campbell Soup Co. (b)	9,890	443,863
ConAgra Foods, Inc.	23,240	721,137
Danone S.A.	54,148	3,830,058
General Mills, Inc.	34,960	1,811,627
Golden Agri-Resources, Ltd.	672,600	307,986
Hershey Co. (The)	8,265	862,866
Hormel Foods Corp.	7,405	364,844
J.M. Smucker Co. (The)	5,785	562,533
Kellogg Co.	14,155	887,660
Kerry Group plc - Class A	14,241	1,084,868
Keurig Green Mountain, Inc.	7,183	758,453
Kikkoman Corp. (b)	15,100	284,457
Kraft Foods Group, Inc.	32,923	1,846,980
Lindt & Spruengli AG	10	588,755
Lindt & Spruengli AG (Participation Certifcate)	83	411,433
McCormick & Co., Inc.	7,270	521,550
Mead Johnson Nutrition Co.	11,130	925,348
MEIJI Holdings Co., Ltd.	5,818	366,562
Mondelez International, Inc. - Class A	96,760	3,343,058
Nestle S.A.	307,460	23,166,760
Nippon Meat Packers, Inc. (b)	16,715	249,642
Nisshin Seifun Group, Inc. (b)	19,600	215,139
Nissin Foods Holdings Co., Ltd.	5,634	253,811
Orkla ASA (b)	72,860	621,139
Suedzucker AG	7,914	225,671

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Tate & Lyle plc	44,187	$492,354
Toyo Suisan Kaisha, Ltd.	8,477	282,583
Tyson Foods, Inc. - Class A	14,950	657,950
Unilever NV	155,312	6,386,017
Unilever plc	122,368	5,226,324
Wilmar International, Ltd.	182,339	502,057
Yakult Honsha Co., Ltd. (b)	8,392	420,651
Yamazaki Baking Co., Ltd. (b)	10,748	127,091

		63,881,780

Gas Utilities—0.1%
AGL Resources, Inc.	6,530	319,709
APA Group (b)	79,682	475,242
Enagas S.A.	18,240	555,135
Gas Natural SDG S.A.	33,406	940,568
Hong Kong & China Gas Co., Ltd.	546,218	1,193,464
Osaka Gas Co., Ltd.	178,489	675,269
Snam S.p.A.	193,447	1,133,355
Toho Gas Co., Ltd. (b)	38,048	207,008
Tokyo Gas Co., Ltd.	227,460	1,153,299

		6,653,049

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	85,300	3,284,903
Baxter International, Inc.	30,000	2,207,400
Becton Dickinson & Co.	10,690	1,251,585
Boston Scientific Corp. (a)	73,680	996,153
C.R. Bard, Inc.	4,285	634,094
CareFusion Corp. (a)	11,620	467,356
Cochlear, Ltd. (b)	5,427	287,007
Coloplast A/S - Class B	10,593	858,355
Covidien plc	25,365	1,868,386
DENTSPLY International, Inc.	7,845	361,184
Edwards Lifesciences Corp. (a) (b)	6,030	447,245
Elekta AB - B Shares (b)	35,180	468,769
Essilor International S.A.	19,517	1,972,161
Getinge AB - B Shares (b)	19,083	537,855
Intuitive Surgical, Inc. (a)	2,120	928,539
Medtronic, Inc.	55,135	3,393,008
Olympus Corp. (a)	22,906	737,757
Smith & Nephew plc	85,265	1,291,853
Sonova Holding AG (a)	4,823	705,604
St. Jude Medical, Inc.	16,085	1,051,798
Stryker Corp.	16,270	1,325,517
Sysmex Corp.	13,856	444,563
Terumo Corp.	28,996	632,141
Varian Medical Systems, Inc. (a)	5,825	489,242
William Demant Holding A/S (a) (b)	2,472	211,759
Zimmer Holdings, Inc.	9,435	892,362

		27,746,596

Health Care Providers & Services—0.5%
Aetna, Inc.	20,244	1,517,693
Alfresa Holdings Corp.	4,004	260,588
AmerisourceBergen Corp.	12,685	832,009
Cardinal Health, Inc.	18,830	1,317,723

Health Care Providers & Services—(Continued)
Celesio AG	4,327	147,883
Cigna Corp.	15,225	1,274,789
DaVita HealthCare Partners, Inc. (a)	9,730	669,911
Express Scripts Holding Co. (a)	44,514	3,342,556
Extendicare Inc. (b)	9,700	60,631
Fresenius Medical Care AG & Co. KGaA	20,579	1,435,732
Fresenius SE & Co. KGaA	11,975	1,873,848
Humana, Inc.	8,600	969,392
Laboratory Corp. of America Holdings (a)	4,825	473,863
McKesson Corp.	12,755	2,252,150
Medipal Holdings Corp.	12,787	195,229
Miraca Holdings, Inc.	5,343	233,660
Patterson Cos., Inc.	4,580	191,261
Quest Diagnostics, Inc. (b)	8,005	463,650
Ramsay Health Care, Ltd.	12,560	560,813
Ryman Healthcare, Ltd.	35,267	268,663
Sonic Healthcare, Ltd.	36,361	582,677
Suzuken Co., Ltd.	6,765	261,442
Tenet Healthcare Corp. (a)	5,457	233,614
UnitedHealth Group, Inc.	55,600	4,558,644
WellPoint, Inc.	16,280	1,620,674

		25,599,095

Health Care Technology—0.0%
Cerner Corp. (a)	16,260	914,625
M3, Inc.	13,800	226,284

		1,140,909

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	15,185	778,392
Carnival Corp.	24,120	913,183
Carnival plc	17,524	668,682
Chipotle Mexican Grill, Inc. (a)	1,715	974,206
Compass Group plc	171,355	2,619,000
Crown Resorts, Ltd.	38,274	590,632
Darden Restaurants, Inc. (b)	7,175	364,203
Echo Entertainment Group, Ltd.	73,730	167,636
Flight Centre Travel Group, Ltd. (b)	5,260	256,219
Galaxy Entertainment Group, Ltd. (a)	201,071	1,757,357
Genting Singapore plc (b)	582,000	618,966
InterContinental Hotels Group plc	24,681	794,383
International Game Technology	13,710	192,763
Marriott International, Inc. - Class A	12,375	693,247
McDonald’s Corp.	54,940	5,385,768
McDonald’s Holdings Co. Japan, Ltd. (b)	6,377	171,430
MGM China Holdings, Ltd.	90,500	319,434
Oriental Land Co., Ltd. (b)	4,860	738,395
Sands China, Ltd.	230,535	1,728,003
Shangri-La Asia, Ltd.	149,200	245,026
SJM Holdings, Ltd.	185,256	522,743
Sodexo	8,989	943,688
Starbucks Corp.	41,630	3,054,809
Starwood Hotels & Resorts Worldwide, Inc.	10,565	840,974
TABCORP Holdings, Ltd.	71,914	227,889
Tatts Group, Ltd.	135,111	363,561

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
TUI Travel plc	42,637	$311,593
Whitbread plc	17,235	1,195,615
William Hill plc	82,679	470,380
Wyndham Worldwide Corp.	7,165	524,693
Wynn Macau, Ltd.	148,278	614,448
Wynn Resorts, Ltd.	4,450	988,567
Yum! Brands, Inc.	24,640	1,857,610

		31,893,495

Household Durables—0.2%
Casio Computer Co., Ltd.	21,300	251,566
D.R. Horton, Inc. (b)	15,650	338,822
Electrolux AB - Series B (b)	22,938	500,605
Garmin, Ltd. (b)	6,770	374,110
Harman International Industries, Inc.	3,730	396,872
Husqvarna AB - B Shares (b)	37,767	263,826
Iida Group Holdings Co., Ltd.	12,510	173,883
Leggett & Platt, Inc. (b)	7,780	253,939
Lennar Corp. - Class A (b)	9,695	384,116
Mohawk Industries, Inc. (a)	3,360	456,893
Newell Rubbermaid, Inc.	15,825	473,167
Nikon Corp. (b)	32,455	521,717
Panasonic Corp. (b)	210,528	2,401,762
Persimmon plc (a)	29,024	651,505
PulteGroup, Inc.	18,980	364,226
Rinnai Corp.	3,275	287,235
Sekisui Chemical Co., Ltd.	40,915	424,552
Sekisui House, Ltd.	51,549	638,703
Sharp Corp. (a) (b)	145,178	440,852
Sony Corp. (b)	99,075	1,888,687
Whirlpool Corp.	4,330	647,162

		12,134,200

Household Products—0.5%
Clorox Co. (The)	7,115	626,191
Colgate-Palmolive Co.	48,550	3,149,439
Henkel AG & Co. KGaA	12,385	1,244,951
Kimberly-Clark Corp.	21,135	2,330,134
Procter & Gamble Co. (The) (c)	150,125	12,100,075
Reckitt Benckiser Group plc	61,763	5,033,550
Svenska Cellulosa AB SCA - B Shares	55,948	1,647,274
Unicharm Corp. (b)	10,861	581,485

		26,713,099

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	36,185	516,722
Electric Power Development Co., Ltd.	11,170	315,082
Enel Green Power S.p.A.	166,848	468,901
NRG Energy, Inc.	17,805	566,199

		1,866,904

Industrial Conglomerates—0.8%
3M Co.	35,345	4,794,903
Danaher Corp.	33,160	2,487,000
General Electric Co. (c)	558,545	14,460,730

Industrial Conglomerates—(Continued)
Hopewell Holdings, Ltd.	54,000	185,611
Hutchison Whampoa, Ltd.	203,600	2,705,543
Keppel Corp., Ltd.	137,000	1,185,409
Koninklijke Philips NV	89,417	3,145,652
NWS Holdings, Ltd.	139,500	236,363
Sembcorp Industries, Ltd.	93,600	409,041
Siemens AG	75,597	10,173,687
Smiths Group plc	37,591	798,071
Toshiba Corp.	383,779	1,622,132

		42,204,142

Insurance—1.8%
ACE, Ltd.	18,840	1,866,290
Admiral Group plc	18,450	439,669
Aegon NV	172,735	1,588,939
Aflac, Inc.	25,685	1,619,182
Ageas	21,148	943,131
AIA Group, Ltd.	1,148,273	5,455,617
Allianz SE	43,524	7,355,522
Allstate Corp. (The)	25,065	1,418,178
American International Group, Inc.	81,235	4,062,562
AMP, Ltd.	281,997	1,304,428
Aon plc	16,680	1,405,790
Assicurazioni Generali S.p.A.	111,327	2,484,322
Assurant, Inc.	4,005	260,165
Aviva plc	280,967	2,237,799
AXA S.A.	171,135	4,455,784
Baloise Holding AG	4,547	571,755
Chubb Corp. (The)	13,870	1,238,591
Cincinnati Financial Corp.	8,110	394,633
CNP Assurances	16,499	349,629
Dai-ichi Life Insurance Co., Ltd. (The)	81,046	1,175,505
Delta Lloyd NV	18,287	507,539
Direct Line Insurance Group plc	106,317	421,419
Genworth Financial, Inc. - Class A (a)	27,215	482,522
Gjensidige Forsikring ASA	19,044	387,355
Hannover Rueck SE	5,771	516,143
Hartford Financial Services Group, Inc. (The)	24,640	869,053
Insurance Australia Group, Ltd.	219,135	1,134,124
Legal & General Group plc	564,115	1,927,835
Lincoln National Corp.	14,440	731,675
Loews Corp.	16,840	741,802
Mapfre S.A.	101,861	430,080
Marsh & McLennan Cos., Inc.	30,250	1,491,325
MetLife, Inc. (d)	61,875	3,267,000
MS&AD Insurance Group Holdings	48,339	1,105,347
Muenchener Rueckversicherungs AG	17,099	3,735,564
NKSJ Holdings, Inc.	31,766	814,902
Old Mutual plc	466,890	1,567,688
Principal Financial Group, Inc.	15,075	693,299
Progressive Corp. (The)	30,405	736,409
Prudential Financial, Inc.	25,530	2,161,114
Prudential plc	244,011	5,169,176
QBE Insurance Group, Ltd.	116,971	1,391,682
Resolution, Ltd.	135,205	674,153

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
RSA Insurance Group plc	350,807	$523,688
Sampo Oyj - A Shares	42,622	2,214,405
SCOR SE	14,730	516,133
Sony Financial Holdings, Inc.	16,590	271,311
Standard Life plc	226,590	1,427,917
Suncorp Group, Ltd.	122,667	1,464,830
Swiss Life Holding AG (a)	3,061	752,319
Swiss Re AG (a)	33,577	3,115,525
T&D Holdings, Inc.	55,202	655,166
Tokio Marine Holdings, Inc.	66,079	1,981,070
Torchmark Corp.	4,970	391,139
Travelers Cos., Inc. (The)	20,080	1,708,808
Tryg A/S	2,359	233,272
UnipolSai S.p.A. (a)	85,568	328,249
Unum Group	14,395	508,287
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,710	183,224
XL Group plc	15,565	486,406
Zurich Insurance Group AG (a)	14,196	4,362,450

		92,708,896

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	20,540	6,912,121
ASOS plc (a)	5,175	447,970
Expedia, Inc.	5,685	412,163
Netflix, Inc. (a)	3,283	1,155,714
priceline.com, Inc. (a)	2,845	3,390,927
Rakuten, Inc. (b)	69,382	924,007
TripAdvisor, Inc. (a)	6,105	553,052

		13,795,954

Internet Software & Services—0.6%
Akamai Technologies, Inc. (a)	9,860	573,951
Dena Co., Ltd. (b)	10,065	181,506
eBay, Inc. (a)	64,325	3,553,313
Facebook, Inc. - Class A (a)	90,804	5,470,033
Google, Inc. - Class A (a) (c)	15,590	17,375,211
Gree, Inc. (b)	9,936	109,476
Kakaku.com, Inc. (b)	14,053	228,091
United Internet AG	10,262	481,824
VeriSign, Inc. (a) (b)	7,085	381,952
Yahoo Japan Corp.	137,099	670,797
Yahoo!, Inc. (a)	52,095	1,870,210

		30,896,364

IT Services—0.8%
Accenture plc - Class A	35,145	2,801,759
Alliance Data Systems Corp. (a)	2,700	735,615
Amadeus IT Holding S.A. - A Shares	36,273	1,508,302
Atos Origin S.A. (b)	6,666	603,207
Automatic Data Processing, Inc.	26,545	2,050,867
Cap Gemini S.A.	13,655	1,035,313
Cognizant Technology Solutions Corp. - Class A (a)	33,350	1,687,843
Computer Sciences Corp.	8,105	492,946
Computershare, Ltd.	45,075	506,148

IT Services—(Continued)
Fidelity National Information Services, Inc.	16,035	857,071
Fiserv, Inc. (a)	14,260	808,399
Fujitsu, Ltd.	177,016	1,068,540
International Business Machines Corp. (c)	54,446	10,480,311
Itochu Techno-Solutions Corp. (b)	2,300	97,177
MasterCard, Inc. - Class A	57,200	4,272,840
Nomura Research Institute, Ltd.	9,730	306,707
NTT Data Corp.	12,035	467,282
Otsuka Corp.	1,560	203,606
Paychex, Inc.	17,915	763,179
Teradata Corp. (a) (b)	9,000	442,710
Total System Services, Inc.	9,195	279,620
Visa, Inc. - Class A Shares	28,190	6,085,093
Western Union Co. (The) (b)	30,420	497,671
Xerox Corp.	63,860	721,618

		38,773,824

Leisure Products—0.1%
Hasbro, Inc. (b)	6,345	352,909
Mattel, Inc.	18,645	747,851
Namco Bandai Holdings, Inc.	16,910	399,364
Sankyo Co., Ltd.	5,104	214,539
Sega Sammy Holdings, Inc.	17,748	396,704
Shimano, Inc.	7,541	757,112
Yamaha Corp.	15,000	192,837

		3,061,316

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,235	1,019,701
Lonza Group AG (a)	5,061	517,723
PerkinElmer, Inc.	6,190	278,921
QIAGEN NV (a)	22,381	469,398
Thermo Fisher Scientific, Inc.	21,930	2,636,863
Waters Corp. (a)	4,690	508,443

		5,431,049

Machinery—1.0%
Alfa Laval AB	29,994	814,203
Amada Co., Ltd.	33,986	238,632
Andritz AG (b)	7,010	433,573
Atlas Copco AB - A Shares	64,024	1,852,852
Atlas Copco AB - B Shares	37,205	1,020,197
Caterpillar, Inc.	35,185	3,496,333
CNH Industrial NV (a) (b)	90,015	1,037,197
Cummins, Inc.	9,695	1,444,458
Deere & Co.	21,115	1,917,242
Dover Corp.	9,400	768,450
FANUC Corp.	18,310	3,223,891
Flowserve Corp.	7,680	601,651
GEA Group AG	17,436	796,853
Hino Motors, Ltd.	24,133	357,257
Hitachi Construction Machinery Co., Ltd. (b)	10,258	197,290
IHI Corp.	125,748	527,913
Illinois Tool Works, Inc.	22,600	1,838,058
IMI plc	25,941	631,190

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	14,765	$845,149
Japan Steel Works, Ltd. (The) (b)	29,374	131,547
Joy Global, Inc. (b)	5,835	338,430
JTEKT Corp.	19,617	290,936
Kawasaki Heavy Industries, Ltd.	134,697	495,232
Komatsu, Ltd.	89,087	1,842,359
Kone Oyj - Class B (b)	29,775	1,250,467
Kubota Corp.	101,359	1,354,079
Kurita Water Industries, Ltd. (b)	10,224	221,489
Makita Corp.	10,690	590,243
MAN SE	3,395	432,618
Melrose Industries plc	102,184	506,385
Metso Oyj (b)	12,234	399,852
Mitsubishi Heavy Industries, Ltd.	289,000	1,682,198
Nabtesco Corp.	10,740	248,055
NGK Insulators, Ltd.	24,922	518,262
NSK, Ltd.	44,284	454,783
PACCAR, Inc.	19,595	1,321,487
Pall Corp.	6,120	547,556
Parker Hannifin Corp.	8,235	985,812
Pentair, Ltd.	10,973	870,598
Sandvik AB	101,657	1,440,331
Scania AB - B Shares	30,510	897,409
Schindler Holding AG	6,447	950,717
Sembcorp Marine, Ltd. (b)	78,700	253,279
SKF AB - B Shares (b)	37,733	967,216
SMC Corp.	5,013	1,319,053
Snap-on, Inc.	3,210	364,271
Stanley Black & Decker, Inc.	8,540	693,790
Sulzer AG	2,289	314,989
Sumitomo Heavy Industries, Ltd.	52,676	214,877
THK Co., Ltd.	10,852	243,065
Vallourec S.A.	10,255	557,462
Volvo AB - B Shares	145,520	2,309,206
Wartsila Oyj Abp	16,925	922,272
Weir Group plc (The)	20,323	860,572
Xylem, Inc.	10,140	369,299
Yangzijiang Shipbuilding Holdings, Ltd.	179,890	154,725
Zardoya Otis S.A. (b)	16,097	274,642

		49,631,952

Marine—0.1%
AP Moeller - Maersk A/S - Class A (b)	53	612,633
AP Moeller - Maersk A/S - Class B (b)	126	1,514,817
Kuehne & Nagel International AG	5,154	722,038
Mitsui OSK Lines, Ltd.	102,913	400,357
Nippon Yusen KK (b)	153,984	449,720

		3,699,565

Media—1.0%
Axel Springer SE (b)	3,783	242,297
British Sky Broadcasting Group plc	98,278	1,497,870
Cablevision Systems Corp. - Class A (b)	11,785	198,813
CBS Corp. - Class B	30,850	1,906,530
Comcast Corp. - Class A	143,830	7,194,377
Dentsu, Inc.	20,687	783,433

Media—(Continued)
DIRECTV (a)	26,945	2,059,137
Discovery Communications, Inc. - Class A (a)	12,450	1,029,615
Eutelsat Communications S.A. (b)	13,615	462,723
Gannett Co., Inc.	12,540	346,104
Hakuhodo DY Holdings, Inc.	22,220	154,691
Interpublic Group of Cos., Inc. (The)	22,925	392,934
ITV plc	364,602	1,166,106
JCDecaux S.A.	6,341	277,687
Kabel Deutschland Holding AG	2,134	293,298
Lagardere SCA	10,619	422,093
News Corp. - Class A (a)	27,421	472,190
Omnicom Group, Inc.	14,185	1,029,831
Pearson plc	78,038	1,383,845
ProSiebenSat.1 Media AG	20,861	956,712
Publicis Groupe S.A.	17,275	1,562,419
REA Group, Ltd. (b)	5,089	230,191
Reed Elsevier NV	66,199	1,432,529
Reed Elsevier plc	111,263	1,701,498
RTL Group S.A. (a)	3,696	424,368
Scripps Networks Interactive, Inc. - Class A	6,050	459,255
SES S.A.	28,969	1,081,637
Singapore Press Holdings, Ltd. (b)	154,000	514,040
Sky Deutschland AG (a)	41,937	361,634
Telenet Group Holding NV	4,998	308,019
Time Warner Cable, Inc.	15,635	2,144,809
Time Warner, Inc.	49,955	3,263,560
Toho Co., Ltd.	10,794	217,391
Twenty-First Century Fox, Inc. - Class A	108,335	3,463,470
Viacom, Inc. - Class B	22,370	1,901,226
Walt Disney Co. (The)	90,279	7,228,640
Wolters Kluwer NV	28,784	812,994
WPP plc	128,241	2,653,034

		52,031,000

Metals & Mining—1.0%
Alcoa, Inc.	59,050	759,974
Allegheny Technologies, Inc.	5,935	223,631
Alumina, Ltd. (a) (b)	237,401	263,254
Anglo American plc	132,921	3,390,033
Antofagasta plc	37,693	525,892
ArcelorMittal	95,269	1,543,387
BHP Billiton plc	201,370	6,215,818
BHP Billiton, Ltd.	306,210	10,367,121
Boliden AB	26,244	398,811
Cliffs Natural Resources, Inc. (b)	8,425	172,376
Daido Steel Co., Ltd. (b)	26,068	130,066
Fortescue Metals Group, Ltd. (b)	148,438	727,130
Freeport-McMoRan Copper & Gold, Inc.	57,300	1,894,911
Fresnillo plc (b)	17,455	245,748
GlencoreXstrata plc	1,011,650	5,218,223
Hitachi Metals, Ltd.	18,465	262,211
Iluka Resources, Ltd. (b)	39,920	367,187
JFE Holdings, Inc.	46,861	881,226
Kobe Steel, Ltd.	289,670	386,402
Maruichi Steel Tube, Ltd.	4,500	116,192
Mitsubishi Materials Corp.	105,804	302,375

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Newcrest Mining, Ltd. (a)	73,081	$671,775
Newmont Mining Corp.	27,435	643,076
Nippon Steel Sumitomo Metal Corp.	724,089	1,974,268
Norsk Hydro ASA	128,220	640,365
Nucor Corp.	17,540	886,472
Randgold Resources, Ltd.	8,365	627,373
Rio Tinto plc	121,218	6,760,281
Rio Tinto, Ltd. (b)	41,547	2,457,458
Sumitomo Metal Mining Co., Ltd.	49,516	620,611
ThyssenKrupp AG (a)	43,166	1,158,807
United States Steel Corp. (b)	7,945	219,361
Voestalpine AG	10,755	474,047
Yamato Kogyo Co., Ltd.	4,000	125,122

		51,650,984

Multi-Utilities—0.6%
AGL Energy, Ltd.	53,238	749,776
Ameren Corp.	13,360	550,432
CenterPoint Energy, Inc.	23,600	559,084
Centrica plc	485,412	2,673,096
CMS Energy Corp.	14,655	429,098
Consolidated Edison, Inc.	16,145	866,179
Dominion Resources, Inc.	32,090	2,278,069
DTE Energy Co.	9,730	722,842
E.ON SE	171,702	3,356,284
GDF Suez	126,524	3,467,012
Integrys Energy Group, Inc.	4,390	261,864
National Grid plc	355,653	4,884,601
NiSource, Inc.	17,250	612,892
PG&E Corp.	24,745	1,068,984
Public Service Enterprise Group, Inc.	27,870	1,062,962
RWE AG	46,659	1,893,161
SCANA Corp.	7,740	397,217
Sempra Energy	12,520	1,211,435
Suez Environnement Co.	26,841	545,314
TECO Energy, Inc. (b)	11,235	192,680
Veolia Environnement S.A.	34,015	674,573
Wisconsin Energy Corp. (b)	12,465	580,246

		29,037,801

Multiline Retail—0.2%
Dollar General Corp. (a)	16,230	900,440
Dollar Tree, Inc. (a)	11,470	598,505
Don Quijote Holdings Co., Ltd.	5,260	271,301
Family Dollar Stores, Inc.	5,310	308,033
Harvey Norman Holdings, Ltd. (b)	49,785	152,465
Isetan Mitsukoshi Holdings, Ltd.	33,897	421,632
J Front Retailing Co., Ltd.	45,915	318,341
Kohl’s Corp.	11,075	629,060
Macy’s, Inc.	20,310	1,204,180
Marks & Spencer Group plc	154,094	1,160,910
Marui Group Co., Ltd.	21,200	183,002
Next plc	14,782	1,629,676
Nordstrom, Inc.	7,890	492,731
Takashimaya Co., Ltd. (b)	25,372	237,649
Target Corp.	34,940	2,114,219

		10,622,144

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp.	27,835	2,359,294
Apache Corp.	22,095	1,832,780
BG Group plc	325,028	6,061,876
BP plc	1,778,075	14,239,398
Cabot Oil & Gas Corp.	23,190	785,677
Caltex Australia, Ltd.	12,908	265,122
Chesapeake Energy Corp.	27,835	713,133
Chevron Corp. (c)	106,200	12,628,242
ConocoPhillips	67,620	4,757,067
CONSOL Energy, Inc.	12,590	502,970
Delek Group, Ltd.	400	159,755
Denbury Resources, Inc.	20,205	331,362
Devon Energy Corp.	21,020	1,406,869
ENI S.p.A.	242,544	6,090,919
EOG Resources, Inc.	15,145	2,970,995
EQT Corp.	8,310	805,821
Exxon Mobil Corp. (c)	241,189	23,559,341
Galp Energia SGPS S.A.	33,183	573,718
Hess Corp.	15,670	1,298,730
Idemitsu Kosan Co., Ltd.	8,400	172,982
Inpex Corp.	83,653	1,083,391
Japan Petroleum Exploration Co.	2,800	93,027
JX Holdings, Inc.	214,024	1,028,927
Kinder Morgan, Inc.	37,090	1,205,054
Koninklijke Vopak NV (b)	6,746	376,949
Lundin Petroleum AB (a)	21,343	438,681
Marathon Oil Corp.	38,380	1,363,258
Marathon Petroleum Corp.	16,605	1,445,299
Murphy Oil Corp.	9,685	608,799
Neste Oil Oyj (b)	12,212	248,979
Newfield Exploration Co. (a)	7,500	235,200
Noble Energy, Inc.	19,800	1,406,592
Occidental Petroleum Corp.	44,545	4,244,693
OMV AG	14,067	638,866
ONEOK, Inc.	11,360	673,080
Origin Energy, Ltd.	104,993	1,392,134
Peabody Energy Corp.	14,845	242,567
Phillips 66	33,140	2,553,768
Pioneer Natural Resources Co.	7,865	1,471,856
QEP Resources, Inc.	9,865	290,426
Range Resources Corp.	9,005	747,145
Repsol S.A.	82,899	2,118,347
Royal Dutch Shell plc - A Shares	368,086	13,454,745
Royal Dutch Shell plc - B Shares	236,379	9,221,940
Santos, Ltd.	92,681	1,160,928
Showa Shell Sekiyu KK	17,900	159,751
Southwestern Energy Co. (a)	19,305	888,223
Spectra Energy Corp.	36,920	1,363,825
Statoil ASA	106,405	3,005,403
Tesoro Corp.	7,325	370,572
TonenGeneral Sekiyu KK	26,150	230,514
Total S.A. (b)	203,943	13,394,961
Tullow Oil plc	86,753	1,083,779
Valero Energy Corp.	29,815	1,583,176
Williams Cos., Inc. (The)	37,665	1,528,446
Woodside Petroleum, Ltd.	62,843	2,274,942

		155,144,294

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.1%
International Paper Co.	24,435	$1,121,078
OJI Holdings Corp.	75,372	336,923
Stora Enso Oyj - R Shares	52,469	562,026
UPM-Kymmene Oyj	50,465	864,184

		2,884,211

Personal Products—0.2%
Avon Products, Inc.	23,900	349,896
Beiersdorf AG	9,611	937,316
Estee Lauder Cos., Inc. (The) - Class A	14,120	944,345
Kao Corp.	49,224	1,741,867
L’Oreal S.A.	23,056	3,803,673
Shiseido Co., Ltd. (b)	34,309	602,786

		8,379,883

Pharmaceuticals—3.3%
AbbVie, Inc.	87,780	4,511,892
Actavis plc (a)	9,683	1,993,245
Allergan, Inc.	16,395	2,034,619
Astellas Pharma, Inc.	207,120	2,453,648
AstraZeneca plc	119,695	7,755,402
Bayer AG	78,844	10,662,600
Bristol-Myers Squibb Co.	90,935	4,724,073
Chugai Pharmaceutical Co., Ltd.	21,374	545,016
Daiichi Sankyo Co., Ltd.	64,199	1,079,881
Dainippon Sumitomo Pharma Co., Ltd.	15,200	241,141
Eisai Co., Ltd. (b)	24,080	936,570
Eli Lilly & Co.	54,730	3,221,408
Forest Laboratories, Inc. (a)	13,155	1,213,812
GlaxoSmithKline plc	463,531	12,348,302
Hisamitsu Pharmaceutical Co., Inc.	5,925	267,222
Hospira, Inc. (a)	9,140	395,305
Johnson & Johnson (c)	155,820	15,306,199
Kyowa Hakko Kirin Co., Ltd. (b)	22,167	235,970
Merck & Co., Inc. (c)	161,335	9,158,988
Merck KGaA	6,162	1,037,570
Mitsubishi Tanabe Pharma Corp.	21,801	304,402
Mylan, Inc. (a)	21,085	1,029,581
Novartis AG	219,313	18,627,440
Novo Nordisk A/S - Class B	189,856	8,661,141
Ono Pharmaceutical Co., Ltd. (b)	7,934	690,596
Orion Oyj - Class B (b)	9,431	284,937
Otsuka Holdings Co., Ltd.	34,571	1,032,127
Perrigo Co. plc	7,353	1,137,215
Pfizer, Inc.	357,806	11,492,729
Roche Holding AG	66,984	20,134,488
Sanofi	113,923	11,904,954
Santen Pharmaceutical Co., Ltd.	7,137	316,106
Shionogi & Co., Ltd.	28,498	527,196
Shire plc	56,045	2,757,807
Taisho Pharmaceutical Holdings Co., Ltd.	3,039	245,735
Takeda Pharmaceutical Co., Ltd.	75,350	3,567,158
Teva Pharmaceutical Industries, Ltd.	81,229	4,283,505
Tsumura & Co. (b)	5,800	139,697
UCB S.A.	10,520	843,510
Zoetis, Inc.	27,540	797,008

		168,900,195

Professional Services—0.2%
Adecco S.A. (a)	12,632	1,053,579
ALS, Ltd. (b)	36,369	247,383
Bureau Veritas S.A.	21,118	647,316
Capita Group plc	62,820	1,149,804
Dun & Bradstreet Corp. (The)	2,095	208,138
Equifax, Inc.	6,715	456,821
Experian plc	95,393	1,720,653
Intertek Group plc	15,385	789,558
Nielsen Holdings NV	13,933	621,830
Randstad Holding NV	11,839	694,766
Robert Half International, Inc.	7,620	319,659
Seek, Ltd.	30,717	500,989
SGS S.A.	523	1,291,946

		9,702,442

Real Estate Investment Trusts—2.6%
Acadia Realty Trust (b)	6,200	163,556
Activia Properties, Inc.	21	168,875
Advance Residence Investment Corp.	136	289,503
Aedifica S.A.	1,000	68,830
Affine S.A.	600	12,201
Agree Realty Corp.	1,600	48,656
Alexander’s, Inc. (b)	250	90,248
Alexandria Real Estate Equities, Inc.	8,050	584,108
Allied Properties Real Estate Investment Trust	7,650	238,738
Alstria Office REIT-AG	7,600	101,894
American Assets Trust, Inc.	3,900	131,586
American Campus Communities, Inc.	11,750	438,862
American Homes 4 Rent - Class A	14,950	249,814
American Realty Capital Properties, Inc.	84,650	1,186,793
American Tower Corp.	21,845	1,788,450
ANF Immobilier	750	24,707
Apartment Investment & Management Co. - Class A	24,365	736,310
Artis Real Estate Investment Trust	14,150	201,338
Ascendas Real Estate Investment Trust	415,800	746,792
Ashford Hospitality Trust, Inc.	7,150	80,581
Associated Estates Realty Corp.	6,450	109,263
Australand Property Group	39,600	155,010
AvalonBay Communities, Inc.	21,315	2,799,086
Befimmo S.A.	1,900	134,685
Beni Stabili S.p.A. (b)	92,750	79,849
Big Yellow Group plc	14,450	131,753
BioMed Realty Trust, Inc.	21,600	442,584
Boardwalk Real Estate Investment Trust	4,500	246,839
Boston Properties, Inc.	25,525	2,923,378
Brandywine Realty Trust	17,650	255,219
BRE Properties, Inc.	8,650	543,047
British Land Co. plc	203,260	2,218,687
Brixmor Property Group, Inc.	4,650	99,185
BWP Trust	53,450	115,602
Calloway Real Estate Investment Trust	11,450	266,804
Camden Property Trust	9,550	643,097
Campus Crest Communities, Inc. (b)	7,250	62,930
Canadian Apartment Properties	12,400	239,139
Canadian Real Estate Investment Trust	7,650	311,882

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CapitaCommercial Trust (b)	412,150	$487,227
CapitaMall Trust	521,900	783,836
CBL & Associates Properties, Inc.	19,100	339,025
CDL Hospitality Trusts (b)	70,800	93,219
Cedar Realty Trust, Inc.	8,900	54,379
CFS Retail Property Trust	437,204	766,541
Chambers Street Properties	26,600	206,682
Champion	261,750	119,565
Charter Hall Retail	34,700	115,233
Chartwell Retirement Residences	19,400	182,681
Chesapeake Lodging Trust	5,550	142,802
Cofinimmo	1,900	226,673
Cominar Real Estate Investment Trust	14,281	238,986
CommonWealth REIT	13,300	349,790
Corio NV	14,137	646,537
Corporate Office Properties Trust	9,200	245,088
Cousins Properties, Inc.	19,850	227,679
Crombie Real Estate Investment Trust	8,150	98,272
Cromwell Property Group	162,350	144,655
Crown Castle International Corp.	18,410	1,358,290
CubeSmart	15,650	268,554
Daiwahouse Residential Investment Corp.	36	144,655
DCT Industrial Trust, Inc.	35,600	280,528
DDR Corp.	34,350	566,088
Derwent London plc	10,300	465,879
Dexus Property Group	1,175,799	1,156,057
DiamondRock Hospitality Co.	21,950	257,912
Digital Realty Trust, Inc. (b)	14,450	767,006
Douglas Emmett, Inc.	14,900	404,386
Duke Realty Corp.	36,550	616,964
Dundee International Real Estate Investment Trust	10,650	89,400
Dundee Real Estate Investment Trust - Class A	11,700	307,555
DuPont Fabros Technology, Inc. (b)	7,350	176,915
EastGroup Properties, Inc. (b)	3,500	220,185
Education Realty Trust, Inc.	12,900	127,323
Empire State Realty Trust, Inc. - Class A (b)	8,500	128,435
EPR Properties	5,950	317,670
Equity Lifestyle Properties, Inc.	8,450	343,492
Equity One, Inc.	6,650	148,561
Equity Residential	58,630	3,399,954
Essex Property Trust, Inc.	4,350	739,717
Eurobank Properties Real Estate Investment Co. (a)	2,700	33,825
Eurocommercial Properties NV	4,650	204,299
Excel Trust, Inc.	5,100	64,668
Extra Space Storage, Inc.	12,250	594,247
Federal Realty Investment Trust	7,550	866,136
Federation Centres, Ltd.	294,895	645,594
FelCor Lodging Trust, Inc.	14,000	126,560
First Industrial Realty Trust, Inc.	12,350	238,602
First Potomac Realty Trust	6,600	85,272
Fonciere Des Regions	6,521	603,925
Fortune Real Estate Investment Trust	145,600	112,395
Franklin Street Properties Corp.	9,900	124,740
Frontier Real Estate Investment Corp.	53	281,759

Real Estate Investment Trusts—(Continued)
Gecina S.A.	4,231	562,793
General Growth Properties, Inc.	86,311	1,898,842
Getty Realty Corp. (b)	2,800	52,892
Glimcher Realty Trust	16,300	163,489
GLP J-Reit (b)	182	183,743
Goodman Group	356,758	1,565,652
Government Properties Income Trust (b)	6,150	154,980
GPT Group	338,594	1,149,451
Granite Real Estate Investment Trust	5,300	194,933
Great Portland Estates plc	38,750	407,662
H&R Real Estate Investment Trust	30,144	623,330
Hamborner REIT AG	5,100	54,042
Hammerson plc	147,617	1,364,824
Hansteen Holdings plc (b)	71,900	130,981
HCP, Inc.	76,125	2,952,889
Health Care REIT, Inc.	48,565	2,894,474
Healthcare Realty Trust, Inc.	10,750	259,612
Healthcare Trust of America, Inc. - Class A (b)	26,650	303,543
Hersha Hospitality Trust	19,350	112,811
Highwoods Properties, Inc.	10,100	387,941
Home Properties, Inc.	6,400	384,768
Hospitality Properties Trust	16,850	483,932
Host Hotels & Resorts, Inc.	125,485	2,539,816
Hudson Pacific Properties, Inc.	5,650	130,346
ICADE (b)	7,119	704,988
Immobiliare Grande Distribuzione	15,178	27,115
Industrial & Infrastructure Fund Investment Corp. (b)	16	131,547
Inland Real Estate Corp.	9,600	101,280
InnVest Real Estate Investment Trust	9,550	45,698
Intervest Offices & Warehouses	700	21,208
Intu Properties plc	141,194	664,765
Investa Office Fund	67,762	203,684
Investors Real Estate Trust	12,000	107,760
Japan Excellent, Inc. (b)	120	152,876
Japan Logistics Fund, Inc.	85	191,363
Japan Prime Realty Investment Corp.	164	530,303
Japan Real Estate Investment Corp.	247	1,238,790
Japan Retail Fund Investment Corp.	481	946,277
Kenedix Realty Investment Corp.	32	158,634
Keppel (b)	165,950	150,395
Kilroy Realty Corp.	9,250	541,865
Kimco Realty Corp.	68,220	1,492,654
Kite Realty Group Trust	14,550	87,300
Kiwi Income Property Trust	114,250	110,584
Klepierre	20,549	920,268
Land Securities Group plc	163,606	2,788,069
LaSalle Hotel Properties	11,700	366,327
Lexington Realty Trust	25,700	280,387
Liberty Property Trust	16,450	607,992
Link REIT (The)	477,500	2,356,023
London & Stamford Property plc	65,750	155,357
LTC Properties, Inc.	3,900	146,757
Macerich Co. (The)	23,590	1,470,365
Mack-Cali Realty Corp.	9,850	204,782
Mapletree Commercial Trust	144,000	139,785

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Mapletree Industrial Trust	132,050	$143,286
Mapletree Logistics Trust	161,100	134,017
Medical Properties Trust, Inc.	18,150	232,138
Mercialys S.A.	4,650	97,360
Mid-America Apartment Communities, Inc.	8,376	571,830
Mirvac Group	761,723	1,201,339
Morguard Real Estate Investment Trust	3,850	59,204
Mori Hills REIT Investment Corp.	130	171,695
Mori Trust Sogo REIT, Inc.	115	173,185
National Health Investors, Inc. (b)	3,300	199,518
National Retail Properties, Inc. (b)	13,650	468,468
Nieuwe Steen Investments NV	14,643	88,848
Nippon Accommodations Fund, Inc.	52	173,972
Nippon Building Fund, Inc.	281	1,466,438
Nippon Prologis REIT, Inc.	274	552,333
Nomura Real Estate Master Fund, Inc.	192	197,281
Nomura Real Estate Office Fund, Inc.	40	174,792
Northern Property Real Estate Investment Trust	3,600	90,269
Omega Healthcare Investors, Inc.	13,950	467,604
Orix JREIT, Inc.	177	220,701
Parkway Properties, Inc.	7,900	144,175
Pebblebrook Hotel Trust (b)	7,200	243,144
Pennsylvania Real Estate Investment Trust	7,350	132,668
Piedmont Office Realty Trust, Inc. - Class A	17,350	297,552
Plum Creek Timber Co., Inc.	9,745	409,680
Post Properties, Inc.	6,100	299,510
Premier Investment Corp. (b)	22	85,302
Primary Health Properties plc (b)	11,954	68,771
ProLogis, Inc.	83,570	3,412,163
PS Business Parks, Inc.	2,250	188,145
Public Storage	24,075	4,056,397
Pure Industrial Real Estate Trust	16,950	73,442
Ramco-Gershenson Properties Trust	7,400	120,620
Realty Income Corp. (b)	23,366	954,735
Redefine International plc	88,650	81,621
Regency Centers Corp.	10,300	525,918
Retail Opportunity Investments Corp. (b)	8,050	120,267
Retail Properties of America, Inc. - Class A	21,100	285,694
RioCan Real Estate Investment Trust	33,800	814,196
RLJ Lodging Trust	13,800	369,012
Rouse Properties, Inc. (b)	4,050	69,822
Sabra Health Care REIT, Inc.	4,250	118,533
Safestore Holdings plc	23,250	91,852
Saul Centers, Inc.	1,450	68,672
Segro plc	154,263	854,853
Select Income REIT	3,100	93,837
Senior Housing Properties Trust	21,150	475,240
Shaftesbury plc	28,450	312,008
Silver Bay Realty Trust Corp.	4,150	64,408
Simon Property Group, Inc.	52,520	8,613,280
SL Green Realty Corp.	10,700	1,076,634
Societe de la Tour Eiffel	600	41,157
Sovran Self Storage, Inc.	3,600	264,420
Spirit Realty Capital, Inc.	39,962	438,783
STAG Industrial, Inc.	4,950	119,295
Stockland	479,435	1,668,004

Real Estate Investment Trusts—(Continued)
Strategic Hotels & Resorts, Inc. (a)	18,850	192,082
Sun Communities, Inc. (b)	3,850	173,597
Sunstone Hotel Investors, Inc.	20,550	282,151
Suntec Real Estate Investment Trust	231,150	305,090
Tanger Factory Outlet Centers, Inc.	10,550	369,250
Taubman Centers, Inc.	7,200	509,688
Tokyu REIT, Inc.	105	126,945
Top REIT, Inc.	17	77,122
UDR, Inc.	28,150	727,114
Unibail-Rodamco SE	20,222	5,256,845
United Urban Investment Corp.	480	704,659
Universal Health Realty Income Trust	1,400	59,136
Urstadt Biddle Properties, Inc. - Class A	2,600	53,716
Vastned Retail NV	2,050	101,020
Ventas, Inc.	49,342	2,988,645
Vornado Realty Trust	28,430	2,802,061
Warehouses De Pauw SCA	1,200	90,141
Washington Real Estate Investment Trust (b)	7,400	176,712
Weingarten Realty Investors	12,250	367,500
Wereldhave Belgium NV	250	30,621
Wereldhave NV	2,450	208,758
Westfield Group	405,823	3,859,403
Westfield Retail Trust (a)	626,930	1,732,960
Weyerhaeuser Co.	32,120	942,722
Winthrop Realty Trust	3,600	41,724
Workspace Group plc	11,750	116,066
WP Carey, Inc. (b)	9,501	570,725

		133,673,784

Real Estate Management & Development—1.0%
Aeon Mall Co., Ltd.	22,047	565,716
Agile Property Holdings, Ltd.	140,700	115,707
Allreal Holding AG (a)	1,100	158,742
Azrieli Group	4,100	143,420
CA Immobilien Anlagen AG (a) (b)	8,200	147,941
Capital & Counties Properties plc	73,750	430,800
CapitaLand, Ltd.	528,250	1,215,904
CapitaMalls Asia, Ltd. (b)	280,588	399,021
Castellum AB	18,450	306,673
CBRE Group, Inc. - Class A (a)	15,315	420,090
Cheung Kong Holdings, Ltd.	131,500	2,183,318
City Developments, Ltd. (b)	105,550	849,273
Citycon Oyj	25,900	92,181
Conwert Immobilien Invest SE (b)	6,900	91,343
Country Garden Holdings Co., Ltd.	492,503	204,456
Daejan Holdings plc	550	44,821
Daito Trust Construction Co., Ltd.	6,944	641,599
Daiwa House Industry Co., Ltd.	56,810	961,783
Deutsche Annington Immobilien SE (a)	7,050	201,225
Deutsche Euroshop AG	5,150	234,397
Deutsche Wohnen AG (a)	59,506	1,269,172
Development Securities plc	13,750	53,767
DIC Asset AG	3,850	35,631
Dios Fastigheter AB	4,200	34,866
Fabege AB (b)	14,900	194,281
Fastighets AB Balder - B Shares (a)	10,200	123,601

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
First Capital Realty, Inc. (b)	9,300	$147,639
Forest City Enterprises, Inc. - Class A (a)	16,750	319,925
GAGFAH S.A. (a)	14,350	218,046
Global Logistic Properties, Ltd.	632,268	1,331,274
Grainger plc	46,250	186,032
Hang Lung Properties, Ltd.	463,750	1,331,445
Helical Bar plc	11,150	69,461
Henderson Land Development Co., Ltd.	217,600	1,274,952
Hongkong Land Holdings, Ltd.	131,750	852,124
Hufvudstaden AB - A Shares (b)	12,500	176,507
Hulic Co., Ltd.	58,599	800,550
Hysan Development Co., Ltd.	130,700	568,824
IMMOFINANZ AG (a)	91,491	427,892
Inmobiliaria Colonial S.A. (a)	13,500	34,855
Keppel Land, Ltd.	146,500	392,363
Kerry Properties, Ltd.	133,850	447,888
Killam Properties, Inc. (b)	5,700	52,592
Klovern AB	8,400	44,874
Kungsleden AB	15,350	126,801
LEG Immobilien AG	5,500	360,937
Lend Lease Group	52,236	574,460
Mitsubishi Estate Co., Ltd.	261,094	6,213,507
Mitsui Fudosan Co., Ltd.	174,468	5,311,285
Mobimo Holding AG (a)	700	148,458
New World China Land, Ltd.	291,850	245,773
New World Development Co., Ltd.	783,200	788,132
Nomura Real Estate Holdings, Inc.	25,259	481,160
Norwegian Property ASA	58,650	71,026
NTT Urban Development Corp.	23,204	218,019
Prime Office AG (a)	7,300	29,121
PSP Swiss Property AG (a)	4,450	418,538
Quintain Estates & Development plc (a)	51,250	88,035
Schroder Real Estate Investment Trust, Ltd.	44,050	37,831
Shimao Property Holdings, Ltd.	140,500	309,329
Shui On Land, Ltd.	385,200	107,766
Sino Land Co., Ltd.	617,850	911,816
Soho China, Ltd.	173,250	142,504
Sponda Oyj	27,100	128,615
St. Modwen Properties plc	18,600	124,065
Sumitomo Realty & Development Co., Ltd.	81,795	3,196,480
Sun Hung Kai Properties, Ltd.	326,650	4,005,298
Swire Pacific, Ltd. - Class A	64,900	756,797
Swire Properties, Ltd.	241,400	693,169
Swiss Prime Site AG (a)	11,402	969,856
TAG Immobilien AG	13,900	172,324
Technopolis plc (b)	10,700	62,144
Tokyo Tatemono Co., Ltd.	84,450	722,625
Tokyu Fudosan Holdings Corp.	48,649	362,094
Unite Group plc	21,750	157,533
UOL Group, Ltd.	94,300	469,045
Wallenstam AB - B Shares	11,250	184,462
Wharf Holdings, Ltd.	314,550	2,013,780
Wheelock & Co., Ltd.	86,800	339,847
Wihlborgs Fastigheter AB	7,450	145,177
Wing Tai Holdings, Ltd.	43,050	62,738
Yanlord Land Group, Ltd. (b)	74,550	63,493

		51,011,011

Road & Rail—0.4%
Asciano, Ltd.	92,995	448,684
Aurizon Holdings, Ltd.	193,584	924,844
Central Japan Railway Co.	13,749	1,611,031
ComfortDelGro Corp., Ltd.	191,700	302,840
CSX Corp.	55,870	1,618,554
DSV A/S	17,215	556,275
East Japan Railway Co.	32,026	2,357,901
Hankyu Hanshin Holdings, Inc.	109,000	593,020
Kansas City Southern	6,090	621,545
Keikyu Corp. (b)	44,373	373,683
Keio Corp.	54,672	380,507
Keisei Electric Railway Co., Ltd.	25,811	223,609
Kintetsu Corp. (b)	171,710	610,163
MTR Corp., Ltd.	138,200	512,810
Nippon Express Co., Ltd.	75,307	367,977
Norfolk Southern Corp.	17,040	1,655,777
Odakyu Electric Railway Co., Ltd. (b)	59,552	515,171
Ryder System, Inc.	2,900	231,768
Tobu Railway Co., Ltd.	97,045	468,766
Tokyu Corp.	107,569	661,076
Union Pacific Corp.	25,495	4,784,392
West Japan Railway Co.	15,701	640,059

		20,460,452

Semiconductors & Semiconductor Equipment—0.6%
Advantest Corp. (b)	14,207	152,786
Altera Corp.	17,690	641,086
Analog Devices, Inc.	17,140	910,819
Applied Materials, Inc.	66,460	1,357,113
ARM Holdings plc	133,500	2,251,156
ASM Pacific Technology, Ltd.	22,800	222,812
ASML Holding NV	34,081	3,155,257
Broadcom Corp. - Class A	29,735	936,058
First Solar, Inc. (a)	3,870	270,087
Infineon Technologies AG	103,073	1,229,811
Intel Corp. (c)	274,370	7,081,490
KLA-Tencor Corp.	9,170	634,014
Lam Research Corp. (a)	8,947	492,085
Linear Technology Corp.	12,880	627,127
LSI Corp.	30,030	332,432
Microchip Technology, Inc. (b)	10,930	522,017
Micron Technology, Inc. (a)	58,070	1,373,936
NVIDIA Corp.	31,870	570,792
Rohm Co., Ltd.	9,178	408,799
STMicroelectronics NV (b)	60,770	562,779
Sumco Corp. (b)	11,000	85,252
Texas Instruments, Inc.	60,430	2,849,274
Tokyo Electron, Ltd.	16,425	1,008,418
Xilinx, Inc.	14,780	802,111

		28,477,511

Software—0.9%
Adobe Systems, Inc. (a)	25,720	1,690,833
Autodesk, Inc. (a)	12,415	610,570
CA, Inc.	17,895	554,208
Citrix Systems, Inc. (a)	10,270	589,806

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Dassault Systemes S.A.	6,029	$706,677
Electronic Arts, Inc. (a)	17,030	494,040
Gemalto NV	7,406	864,251
Gemalto NV (b)	147	17,121
GungHo Online Entertainment, Inc. (b)	32,183	175,246
Intuit, Inc.	15,695	1,219,972
Konami Corp. (b)	9,603	222,375
Microsoft Corp. (c)	419,405	17,191,411
Nexon Co., Ltd.	10,154	85,409
NICE Systems, Ltd.	5,583	248,901
Nintendo Co., Ltd.	10,187	1,213,359
Oracle Corp. (c)	193,710	7,924,676
Oracle Corp. Japan	3,633	164,298
Red Hat, Inc. (a)	10,435	552,846
Sage Group plc (The)	104,256	726,531
Salesforce.com, Inc. (a)	30,660	1,750,379
SAP AG	87,847	7,110,664
Symantec Corp.	38,350	765,850
Trend Micro, Inc.	10,024	309,883

		45,189,306

Specialty Retail—0.6%
ABC-Mart, Inc.	2,500	108,342
AutoNation, Inc. (a)	3,555	189,233
AutoZone, Inc. (a)	1,885	1,012,433
Bed Bath & Beyond, Inc. (a)	11,825	813,560
Best Buy Co., Inc.	15,045	397,338
CarMax, Inc. (a)	12,300	575,640
Fast Retailing Co., Ltd. (b)	5,079	1,838,665
GameStop Corp. - Class A (b)	6,445	264,890
Gap, Inc. (The)	14,590	584,475
Hennes & Mauritz AB - B Shares	90,522	3,857,795
Home Depot, Inc. (The)	77,720	6,149,984
Inditex S.A.	20,801	3,126,487
Kingfisher plc	226,242	1,592,706
L Brands, Inc.	13,440	762,989
Lowe’s Cos., Inc.	57,720	2,822,508
Nitori Holdings Co., Ltd.	6,550	283,599
O’Reilly Automotive, Inc. (a)	5,915	877,727
PetSmart, Inc. (b)	5,730	394,740
Ross Stores, Inc.	11,940	854,307
Sanrio Co., Ltd. (b)	4,726	159,077
Shimamura Co., Ltd.	2,200	190,114
Staples, Inc. (b)	36,385	412,606
Tiffany & Co.	6,070	522,930
TJX Cos., Inc. (The)	39,300	2,383,545
Tractor Supply Co.	7,735	546,323
Urban Outfitters, Inc. (a)	6,000	218,820
USS Co., Ltd.	20,910	293,072
Yamada Denki Co., Ltd. (b)	87,530	291,341

		31,525,246

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc. (c)	49,709	26,680,809
Brother Industries, Ltd.	22,446	314,923
Canon, Inc.	108,133	3,346,505

Technology Hardware, Storage & Peripherals—(Continued)
EMC Corp.	113,610	3,114,050
Hewlett-Packard Co.	106,110	3,433,720
Konica Minolta, Inc.	45,253	421,468
NEC Corp.	235,087	720,906
NetApp, Inc.	18,770	692,613
Nokia Oyj (a)	357,056	2,628,924
Ricoh Co., Ltd.	63,478	735,463
SanDisk Corp.	12,455	1,011,221
Seagate Technology plc	17,960	1,008,634
Seiko Epson Corp.	12,400	388,087
Western Digital Corp.	11,595	1,064,653

		45,561,976

Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	19,948	2,161,107
Asics Corp.	14,878	291,860
Burberry Group plc	42,275	985,306
Christian Dior S.A.	5,198	1,002,102
Cie Financiere Richemont S.A.	49,769	4,765,482
Coach, Inc.	15,450	767,247
Fossil Group, Inc. (a)	2,699	314,730
Hugo Boss AG	3,055	406,866
Kering	7,215	1,473,626
Li & Fung, Ltd.	556,300	824,701
Luxottica Group S.p.A.	15,933	921,340
LVMH Moet Hennessy Louis Vuitton S.A.	24,203	4,405,960
Michael Kors Holdings, Ltd. (a)	9,897	923,093
NIKE, Inc. - Class B	41,290	3,049,679
PVH Corp.	4,508	562,463
Ralph Lauren Corp.	3,295	530,264
Swatch Group AG (The)	7,111	2,332,450
VF Corp.	19,400	1,200,472
Yue Yuen Industrial Holdings, Ltd.	70,600	230,805

		27,149,553

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	26,185	257,398
People’s United Financial, Inc.	17,495	260,151

		517,549

Tobacco—0.6%
Altria Group, Inc.	110,425	4,133,208
British American Tobacco plc	180,107	10,027,281
Imperial Tobacco Group plc	92,157	3,726,848
Japan Tobacco, Inc.	104,877	3,288,554
Lorillard, Inc.	20,290	1,097,283
Philip Morris International, Inc. (c)	88,505	7,245,904
Reynolds American, Inc.	17,280	923,098
Swedish Match AB	19,297	630,455

		31,072,631

Trading Companies & Distributors—0.3%
Brenntag AG	4,911	911,963
Bunzl plc	31,795	847,522
Fastenal Co. (b)	15,050	742,266

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
ITOCHU Corp.	143,010	$1,668,237
Marubeni Corp. (b)	156,709	1,050,514
Mitsubishi Corp.	133,985	2,484,648
Mitsui & Co., Ltd.	165,705	2,338,533
Noble Group, Ltd.	410,000	387,968
Rexel S.A.	22,959	602,710
Sojitz Corp.	119,300	203,008
Sumitomo Corp. (b)	107,313	1,363,838
Toyota Tsusho Corp.	20,226	512,600
Travis Perkins plc	23,377	736,931
Wolseley plc	25,315	1,443,524
WW Grainger, Inc.	3,420	864,097

		16,158,359

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A. (b)	36,706	839,004
Aeroports de Paris	2,837	353,928
Atlantia S.p.A.	35,430	912,265
Auckland International Airport, Ltd. (a)	99,468	328,906
Fraport AG Frankfurt Airport Services Worldwide (b)	3,556	265,934
Groupe Eurotunnel S.A.	52,438	669,972
Hutchison Port Holdings Trust - Class U	498,302	324,351
Kamigumi Co., Ltd.	21,677	211,645
Mitsubishi Logistics Corp.	11,300	157,009
Sydney Airport	102,513	399,484
Transurban Group	134,595	906,492

		5,368,990

Water Utilities—0.0%
Severn Trent plc	22,794	692,643
United Utilities Group plc	65,013	855,047

		1,547,690

Wireless Telecommunication Services—0.4%
KDDI Corp.	51,311	2,985,940
Millicom International Cellular S.A.	6,313	642,696
NTT DoCoMo, Inc.	145,659	2,294,067
SoftBank Corp.	91,632	6,910,832
StarHub, Ltd.	57,000	190,534
Tele2 AB - B Shares	30,177	374,181
Vodafone Group plc (a)	2,520,364	9,278,861

		22,677,111

Total Common Stocks (Cost $1,769,078,833)		2,302,128,508

U.S. Treasury & Government Agencies—23.6%

Federal Agencies—2.6%
Federal Home Loan Banks 4.750%, 12/16/16	1,785,000	1,970,519

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 0.750%, 11/25/14 (b)	24,845,000	24,913,895
0.750%, 01/12/18 (b)	10,255,000	10,020,355
2.000%, 08/25/16	3,900,000	4,026,621
2.375%, 01/13/22 (b)	16,225,000	15,892,177
4.375%, 07/17/15 (b)	4,305,000	4,535,365
6.250%, 07/15/32 (b)	2,480,000	3,310,240
Federal National Mortgage Association 0.500%, 05/27/15 (b)	6,510,000	6,532,739
0.500%, 03/30/16 (b)	12,850,000	12,858,622
0.875%, 02/08/18 (b)	20,645,000	20,208,978
1.250%, 01/30/17	14,970,000	15,136,152
2.375%, 04/11/16 (b)	966,000	1,002,551
5.250%, 09/15/16 (b)	5,445,000	6,056,996
5.375%, 06/12/17	756,000	856,197
6.625%, 11/15/30	1,650,000	2,267,242
7.250%, 05/15/30 (b)	1,941,000	2,798,239

		132,386,888

U.S. Treasury—21.0%
U.S. Treasury Bonds 2.750%, 08/15/42	8,785,000	7,500,194
2.875%, 05/15/43 (b)	5,750,000	5,018,669
3.125%, 11/15/41 (b)	15,840,000	14,681,700
3.125%, 02/15/42 (b)	5,645,000	5,225,153
3.125%, 02/15/43	8,925,000	8,213,785
3.500%, 02/15/39 (b)	5,264,000	5,280,450
3.625%, 08/15/43	12,300,000	12,449,912
3.750%, 08/15/41	8,025,000	8,361,047
4.250%, 05/15/39 (b)	1,235,000	1,398,058
4.375%, 11/15/39 (b)	8,320,000	9,604,400
4.375%, 05/15/40 (b)	6,650,000	7,679,713
4.375%, 05/15/41 (b)	7,495,000	8,663,755
4.750%, 02/15/41	1,780,000	2,177,720
5.375%, 02/15/31 (b) (e)	14,855,000	19,002,798
6.000%, 02/15/26 (b)	12,037,000	15,826,777
6.250%, 08/15/23 (b)	4,620,000	6,030,541
6.250%, 05/15/30 (b)	1,815,000	2,518,879
7.250%, 05/15/16 (b)	13,085,000	14,941,434
8.875%, 02/15/19 (b)	2,158,000	2,891,888
U.S. Treasury Notes 0.250%, 09/15/14	11,025,000	11,034,041
0.250%, 05/15/15 (b)	30,080,000	30,112,908
0.375%, 04/15/15 (b)	23,970,000	24,026,186
0.375%, 01/31/16 (b)	6,295,000	6,296,964
0.625%, 11/30/17	19,755,000	19,315,135
0.750%, 12/31/17	19,375,000	18,998,098
0.750%, 03/31/18	30,165,000	29,417,934
0.875%, 11/30/16 (b) (e)	17,792,000	17,853,169
0.875%, 01/31/17	21,673,700	21,700,792
0.875%, 02/28/17 (b)	17,235,000	17,236,344
0.875%, 01/31/18 (b)	63,035,000	62,010,681
1.000%, 09/30/16	17,635,000	17,778,284
1.000%, 05/31/18 (b)	36,865,000	36,191,071

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.250%, 08/31/15 (b)	49,790,000	$50,529,083
1.250%, 11/30/18	16,530,000	16,240,725
1.250%, 01/31/19 (b)	6,545,000	6,412,058
1.375%, 06/30/18 (b)	21,010,000	20,911,505
1.500%, 08/31/18	39,415,000	39,341,097
1.500%, 01/31/19	5,070,000	5,025,638
1.625%, 11/15/22 (b)	16,550,000	15,315,221
1.750%, 07/31/15	35,965,000	36,713,791
1.750%, 05/15/23 (b)	39,885,000	36,949,703
1.875%, 10/31/17	13,345,000	13,661,944
2.000%, 01/31/16	34,235,000	35,256,709
2.000%, 04/30/16	21,417,000	22,092,963
2.000%, 11/15/21 (b)	17,230,000	16,718,476
2.000%, 02/15/22 (b)	9,370,000	9,059,619
2.000%, 02/15/23 (b)	9,615,000	9,144,019
2.125%, 12/31/15	32,425,000	33,433,223
2.125%, 08/15/21	11,970,000	11,763,326
2.250%, 11/30/17 (b)	16,220,000	16,805,445
2.375%, 07/31/17 (b)	15,830,100	16,499,175
2.625%, 07/31/14	11,210,000	11,305,027
2.625%, 01/31/18 (b)	18,655,000	19,581,930
2.625%, 08/15/20 (b)	6,995,000	7,193,371
2.625%, 11/15/20 (b)	15,004,000	15,390,818
2.750%, 02/15/19	33,793,000	35,474,742
3.125%, 10/31/16 (b)	28,880,000	30,669,203
3.125%, 01/31/17 (b)	14,130,000	15,039,619
3.250%, 07/31/16 (b)	18,515,000	19,664,948
3.500%, 05/15/20	9,995,000	10,828,173
3.625%, 02/15/20 (b)	11,270,000	12,298,388
3.625%, 02/15/21 (b)	16,280,000	17,709,579

		1,076,467,998

Total U.S. Treasury & Government Agencies (Cost $1,216,893,017)		1,208,854,886

Investment Company Securities—7.2%
F&C Commercial Property Trust, Ltd.	55,750	111,729
F&C UK Real Estate Investment, Ltd.	23,950	32,342
iShares International Developed Real Estate ETF	12,075	362,854
iShares U.S. Real Estate ETF	5,354	362,305
Medicx Fund, Ltd.	38,233	53,858
Picton Property Income, Ltd.	42,750	40,456
SPDR S&P 500 ETF Trust (b)	1,547,669	289,476,010
Standard Life Investment Property Income Trust plc	17,400	21,682
UK Commercial Property Trust, Ltd.	45,800	61,614
Vanguard REIT ETF (b)	1,116,370	78,838,049

Total Investment Company Securities (Cost $359,136,767)		369,360,899

Foreign Government—4.1%
Security Description	Principal Amount*	Value

Sovereign—4.1%
Australia Government Bonds 5.250%, 03/15/19 (AUD) (b)	510,000	511,583
5.750%, 05/15/21 (AUD) (b)	2,345,000	2,441,574
6.000%, 02/15/17 (AUD)	230,000	230,829
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	145,000	219,593
3.400%, 11/22/22 (144A) (EUR)	1,165,000	1,829,201
4.000%, 09/15/16 (144A) (EUR)	1,850,000	2,781,446
4.150%, 03/15/37 (144A) (EUR)	240,000	417,884
Belgium Government Bonds 3.750%, 09/28/15 (144A) (EUR)	610,000	884,485
4.250%, 09/28/21 (144A) (EUR)	900,000	1,472,085
4.250%, 03/28/41 (144A) (EUR)	315,000	526,305
5.000%, 03/28/35 (144A) (EUR)	175,000	317,591
5.500%, 09/28/17 (144A) (EUR)	900,000	1,451,211
5.500%, 03/28/28 (EUR)	815,000	1,505,654
Bundesobligation 0.250%, 04/13/18 (EUR)	390,000	533,040
Bundesrepublik Deutschland 2.000%, 01/04/22 (EUR)	1,505,000	2,200,868
2.000%, 08/15/23 (EUR)	550,000	792,117
2.500%, 01/04/21 (EUR)	2,715,000	4,114,897
2.500%, 07/04/44 (EUR)	190,000	265,643
3.250%, 07/04/42 (EUR)	135,000	217,610
4.000%, 07/04/16 (EUR)	4,990,000	7,468,178
4.250%, 07/04/39 (EUR)	920,000	1,708,110
5.500%, 01/04/31 (EUR)	1,040,000	2,083,476
Canadian Government Bonds 2.750%, 06/01/22 (CAD)	1,075,000	1,009,440
3.500%, 06/01/20 (CAD)	420,000	415,589
4.000%, 06/01/16 (CAD)	2,410,000	2,316,063
4.000%, 06/01/41 (CAD)	675,000	725,678
5.750%, 06/01/29 (CAD)	385,000	477,518
5.750%, 06/01/33 (CAD)	245,000	314,843
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	2,355,000	429,974
4.000%, 11/15/15 (DKK)	500,000	98,079
4.000%, 11/15/19 (DKK)	3,690,000	798,105
4.500%, 11/15/39 (DKK)	1,645,000	424,127
Finland Government Bond 3.500%, 04/15/21 (144A) (EUR)	915,000	1,444,842
France Government Bond OAT 1.750%, 05/25/23 (EUR)	320,000	436,070
2.250%, 10/25/22 (EUR)	1,410,000	2,019,603
3.250%, 04/25/16 (EUR)	1,710,000	2,501,279
3.750%, 04/25/21 (EUR)	4,155,000	6,624,254
4.500%, 04/25/41 (EUR)	1,345,000	2,360,625
5.500%, 04/25/29 (EUR)	1,310,000	2,453,922
5.750%, 10/25/32 (EUR)	220,000	434,004
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	4,190,000	6,004,943
Italy Buoni Poliennali Del Tesoro 3.000%, 04/01/14 (EUR)	1,000,000	1,377,650
3.750%, 04/15/16 (EUR)	3,305,000	4,819,262
3.750%, 03/01/21 (EUR)	4,625,000	6,848,507

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 5.000%, 08/01/39 (EUR)	1,170,000	$1,828,373
5.250%, 08/01/17 (EUR)	2,605,000	4,039,886
5.250%, 11/01/29 (EUR)	2,255,000	3,620,121
5.500%, 11/01/22 (EUR)	1,830,000	2,980,544
Japan Government Five Year Bonds 0.200%, 06/20/17 (JPY)	182,900,000	1,776,431
0.300%, 09/20/18 (JPY)	491,950,000	4,791,655
Japan Government Ten Year Bonds 0.800%, 09/20/22 (JPY)	44,300,000	439,239
0.800%, 12/20/22 (JPY)	274,150,000	2,715,154
0.800%, 09/20/23 (JPY)	105,450,000	1,040,077
1.700%, 03/20/17 (JPY)	1,551,100,000	15,734,089
1.900%, 06/20/16 (JPY)	182,900,000	1,842,739
Japan Government Thirty Year Bonds 1.800%, 09/20/43 (JPY)	47,150,000	466,432
1.900%, 09/20/42 (JPY)	309,600,000	3,135,729
2.300%, 03/20/40 (JPY)	305,700,000	3,352,470
Japan Government Twenty Year Bonds 1.400%, 12/20/22 (JPY)	876,300,000	9,111,839
1.700%, 12/20/31 (JPY)	561,250,000	5,770,160
1.700%, 09/20/32 (JPY)	182,400,000	1,858,086
1.700%, 09/20/33 (JPY)	160,150,000	1,611,067
2.100%, 06/20/29 (JPY)	555,050,000	6,155,427
2.100%, 12/20/29 (JPY)	144,800,000	1,600,899
2.500%, 12/21/20 (JPY)	852,300,000	9,441,608
Mexican Bonos 6.500%, 06/10/21 (MXN)	15,375,000	1,228,217
7.250%, 12/15/16 (MXN)	12,170,000	1,003,143
7.750%, 11/13/42 (MXN)	3,375,000	276,606
10.000%, 11/20/36 (MXN)	4,580,000	464,977
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	565,000	820,163
3.750%, 01/15/42 (144A) (EUR)	315,000	538,967
4.500%, 07/15/17 (144A) (EUR)	2,305,000	3,595,605
5.500%, 01/15/28 (144A) (EUR)	925,000	1,773,622
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,296,415
5.750%, 04/25/29 (PLN)	1,105,000	410,565
South Africa Government Bonds 8.250%, 09/15/17 (ZAR)	12,430,000	1,203,790
10.500%, 12/21/26 (ZAR)	4,640,000	510,999
Spain Government Bonds 3.150%, 01/31/16 (EUR)	2,940,000	4,228,154
3.400%, 04/30/14 (EUR)	1,000,000	1,380,543
4.000%, 04/30/20 (EUR)	2,190,000	3,325,395
4.200%, 01/31/37 (EUR)	650,000	916,731
4.400%, 10/31/23 (144A) (EUR)	445,000	674,623
4.700%, 07/30/41 (EUR)	255,000	382,068
5.850%, 01/31/22 (EUR)	1,580,000	2,637,730
6.000%, 01/31/29 (EUR)	435,000	750,596
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	660,000	107,282
5.000%, 12/01/20 (SEK)	8,685,000	1,615,706

Sovereign—(Continued)
United Kingdom Gilt 1.750%, 01/22/17 (GBP)	1,495,000	2,536,181
1.750%, 09/07/22 (GBP)	275,000	429,267
2.000%, 01/22/16 (GBP)	550,000	938,040
2.250%, 09/07/23 (GBP)	1,065,000	1,702,648
3.250%, 01/22/44 (GBP)	770,000	1,219,585
3.750%, 09/07/20 (GBP)	1,395,000	2,542,092
4.250%, 09/07/39 (GBP)	2,805,000	5,293,682
4.500%, 12/07/42 (GBP)	275,000	543,718
8.000%, 06/07/21 (GBP)	1,170,000	2,684,095

Total Foreign Government (Cost $218,825,756)		208,650,987

Preferred Stocks—0.2%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,174	489,053
Porsche Automobil Holding SE	14,600	1,499,344
Volkswagen AG	13,789	3,572,660

		5,561,057

Chemicals—0.0%
Fuchs Petrolub SE (b)	3,396	340,638

Household Products—0.1%
Henkel AG & Co. KGaA	16,987	1,828,250

Total Preferred Stocks (Cost $5,444,347)		7,729,945

Purchased Options—0.1%

Put Options—0.1%
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.120%, Expires 05/09/14 (Counterparty - JPMorgan Chase Bank, N.A.)	36,730,000	67,991
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.140%, Expires 05/01/14 (Counterparty - Morgan Stanley)	40,000,000	40,684
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.900%, Expires 05/09/14 (Counterparty - Citibank N.A.)	11,630,000	11,862
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.950%, Expires 05/01/14 (Counterparty - Citibank N.A.)	12,730,000	3,866
OTC - 5 Year Interest Rate Swap, Exercise Rate 1.950%, Expires 05/09/14 (Counterparty - Deutsche Bank AG)	113,720,000	405,992
S&P 500 Index, Strike Price $1,750, Expires 06/21/14	277,500	4,440,000

Total Purchased Options (Cost $10,703,246)		4,970,395

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Rights—0.0%

Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/14 (a)	551,646	$129,196

Insurance—0.0%
RSA Insurance Group plc, Expires 04/09/14 (a)	1	0

Real Estate Investment Trusts—0.0%
Intu Properties plc, Expires 04/17/14 (a)	40,341	63,892

Real Estate Management & Development—0.0%
New World Development Co., Ltd., Expires 04/17/14 (a)	261,067	53,853

Total Rights (Cost $127,676)		246,941

Short-Term Investments—30.0%

Mutual Fund—11.5%
State Street Navigator Securities Lending MET Portfolio (f)	587,111,691	587,111,691

U.S. Treasury—0.8%
U.S. Treasury Bills 0.048%, 04/17/14 (g)	13,000,000	12,999,725
0.054%, 05/08/14 (g)	6,000,000	5,999,205
0.069%, 04/24/14 (g)	14,000,000	13,999,396
0.084%, 04/24/14 (g)	8,500,000	8,499,552
0.089%, 04/17/14 (g)	1,500,000	1,499,942

		42,997,820

Repurchase Agreement—17.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $907,702,000 on 04/01/14, collateralized by $924,550,000 U.S. Treasury Notes with rates ranging from 0.250% - 2.625%, maturity dates ranging from 06/30/14 - 11/15/20 with a value of $925,860,775.	907,702,000	907,702,000

Total Short-Term Investments (Cost $1,537,811,511)		1,537,811,511

Total Investments—110.1% (Cost $5,118,021,153) (h)		5,639,754,072
Other assets and liabilities (net)—(10.1)%		(515,815,555)

Net Assets—100.0%		$5,123,938,517

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $571,776,232 and the collateral received consisted of cash in the amount of $587,111,691 and non-cash collateral with a value of $664,025. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $87,461,545.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2014, the market value of securities pledged was $10,969,955.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(h)	As of March 31, 2014, the aggregate cost of investments was $5,118,021,153. The aggregate unrealized appreciation and depreciation of investments were $604,607,908 and $(82,874,989), respectively, resulting in net unrealized appreciation of $521,732,919.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $18,747,623, which is 0.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

The Portfolio invests in commodity-related instruments through its investment in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	4,160,000	Citibank N.A.	06/18/14	$6,935,781	$(4,441)
JPY	24,266,022	UBS AG	04/11/14	237,288	(2,175)
JPY	1,151,525,000	Credit Suisse AG	06/18/14	11,260,791	(99,702)
JPY	1,672,773,000	Credit Suisse AG	06/18/14	16,358,088	(144,833)

Contracts to Deliver
AUD	3,462,174	UBS AG	04/17/14	$3,100,896	$(106,615)
AUD	57,468,000	BNP Paribas S.A.	06/18/14	51,451,572	(1,564,767)
CAD	5,921,978	BNP Paribas S.A.	04/10/14	5,339,493	(16,220)
CAD	4,936,000	Royal Bank of Canada	06/18/14	4,443,924	(12,856)
CHF	10,355,000	UBS AG	06/18/14	11,806,625	86,230
DKK	8,981,007	Royal Bank of Scotland plc	04/11/14	1,653,130	(4,183)
EUR	563,070	Deutsche Bank AG	04/24/14	774,191	(1,485)
EUR	72,932,068	Royal Bank of Scotland plc	04/24/14	101,209,873	739,855
EUR	269,113	State Street Bank and Trust	04/24/14	370,760	34
EUR	230,202	State Street Bank and Trust	04/24/14	319,112	1,990
EUR	6,069,000	BNP Paribas S.A.	06/18/14	8,338,769	(21,211)
EUR	5,860,000	BNP Paribas S.A.	06/18/14	7,976,726	(95,359)
EUR	4,463,000	Standard Chartered Bank	06/18/14	6,067,025	(80,708)
EUR	9,920,000	State Street Bank and Trust	06/18/14	13,751,203	86,513
GBP	10,687,514	Deutsche Bank AG	05/08/14	17,774,533	(38,310)
GBP	23,407,000	BNP Paribas S.A.	06/18/14	38,886,986	(113,464)
GBP	4,266,000	Barclays Bank plc	06/18/14	7,072,644	(35,312)
GBP	3,829,000	Citibank N.A.	06/18/14	6,368,615	(11,217)
JPY	45,000,000	BNP Paribas S.A.	04/11/14	440,269	4,265
JPY	7,339,078,110	Barclays Bank plc	04/11/14	71,641,650	533,384
JPY	532,784,000	BNP Paribas S.A.	06/18/14	5,216,366	52,388
JPY	1,139,989,000	Royal Bank of Scotland plc	06/18/14	11,132,488	83,211
MXN	37,062,079	BNP Paribas S.A.	05/08/14	2,780,163	(50,773)
PLN	4,975,654	Barclays Bank plc	04/03/14	1,645,592	201
SEK	11,290,615	State Street Bank and Trust	04/11/14	1,748,975	4,770
ZAR	17,539,003	Royal Bank of Scotland plc	05/15/14	1,630,625	(24,338)

Net Unrealized Depreciation					$(835,128)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/14	22	CAD	2,849,494	$8,111
Euro Buxl 30 Year Bond Futures	06/06/14	60	EUR	7,663,272	104,051
Euro Stoxx 50 Index Futures	06/20/14	38	EUR	1,141,089	50,850
Euro-Bobl Futures	06/06/14	52	EUR	6,508,122	15,316
Euro-Bund Futures	06/06/14	100	EUR	14,249,120	122,445
Japanese Government 10 Year Bond Futures	06/11/14	44	JPY	6,373,429,040	(98,329)
MSCI EAFE Mini Index Futures	06/20/14	25	USD	2,329,766	38,984
Russell 2000 Mini Index Futures	06/20/14	622	USD	73,185,770	(380,670)
S&P 500 E-Mini Index Futures	06/20/14	1,884	USD	172,681,634	2,963,686
S&P Midcap 400 E-Mini Index Futures	06/20/14	1,308	USD	177,902,683	1,934,237
TOPIX Index Futures	06/12/14	393	JPY	4,804,595,676	(744,133)
U.S. Treasury Note 10 Year Futures	06/19/14	562	USD	69,794,644	(387,644)
U.S. Treasury Note 2 Year Futures	06/30/14	160	USD	35,172,705	(42,705)
U.S. Treasury Note 5 Year Futures	06/30/14	441	USD	52,729,340	(271,012)
U.S. Treasury Ultra Long Bond Futures	06/19/14	281	USD	39,759,447	836,271
United Kingdom Long Gilt Bond Futures	06/26/14	96	GBP	10,436,249	131,089

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Hang Seng IDX Futures	04/29/14	(156)	HKD	(170,784,246)	$(245,956)
SPI 200 Futures	06/19/14	(307)	AUD	(41,160,165)	(214,331)

Net Unrealized Appreciation					$3,820,260

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month USD-LIBOR	0.3868%	11/17/14	Bank of America N.A.	MSCI AC Far East ex Japan Index	USD	28,482,561	$842,273	$—	$842,273
Pay	1-Month USD-LIBOR	0.2300%	03/16/15	UBS AG	Russell 2000 Total Return Index	USD	105,535,256	(1,262,228)	—	(1,262,228)
Pay	1-Month USD-LIBOR	0.2100%	04/15/15	UBS AG	Russell 2000 Total Return Index	USD	266,125	(3,183)	—	(3,183)
N/A	N/A	0.1200%	06/16/14	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 Month Forward	USD	131,626,556	404,450	—	404,450

Totals								$(18,688)	$—	$(18,688)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.453%	11/04/18	USD	50,680,000	$(499,821)
Pay	3-Month USD-LIBOR	2.617%	11/01/23	USD	14,340,000	(218,149)
Pay	3-Month USD-LIBOR	2.760%	11/05/23	USD	17,800,000	(53,847)
Pay	3-Month USD-LIBOR	2.846%	04/02/24	USD	1,274,000,000	—
Pay	3-Month USD-LIBOR	3.580%	11/04/43	USD	4,390,000	31,088
Pay	3-Month USD-LIBOR	3.660%	11/05/43	USD	4,800,000	106,135

Total						$(634,594)

Securities in the amount of $541,415 have been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,775,140	$14,263,457	$—	$40,038,597
Air Freight & Logistics	6,907,817	5,274,790	—	12,182,607
Airlines	2,671,198	2,944,474	—	5,615,672
Auto Components	3,963,235	15,101,616	—	19,064,851
Automobiles	6,682,265	44,097,760	—	50,780,025
Banks	58,315,047	169,424,710	—	227,739,757
Beverages	19,775,437	29,763,591	—	49,539,028
Biotechnology	22,224,944	4,700,556	—	26,925,500
Building Products	692,667	8,162,736	—	8,855,403
Capital Markets	20,025,465	26,406,074	—	46,431,539
Chemicals	24,227,014	43,224,349	—	67,451,363
Commercial Services & Supplies	4,318,200	7,165,934	—	11,484,134
Communications Equipment	16,394,412	4,916,965	—	21,311,377
Construction & Engineering	1,598,113	10,283,641	—	11,881,754
Construction Materials	475,117	8,493,985	—	8,969,102
Consumer Finance	9,168,969	660,545	—	9,829,514
Containers & Packaging	1,958,027	1,975,527	—	3,933,554
Distributors	739,528	368,752	—	1,108,280
Diversified Consumer Services	632,559	261,559	—	894,118
Diversified Financial Services	17,648,566	17,740,914	—	35,389,480
Diversified Telecommunication Services	22,720,150	39,848,662	—	62,568,812
Electric Utilities	15,975,299	20,443,863	—	36,419,162
Electrical Equipment	6,947,755	17,894,706	—	24,842,461
Electronic Equipment, Instruments & Components	4,293,549	15,193,163	—	19,486,712
Energy Equipment & Services	18,075,479	8,081,473	—	26,156,952
Food & Staples Retailing	21,568,530	25,083,912	—	46,652,442
Food Products	15,280,973	48,600,807	—	63,881,780
Gas Utilities	319,709	6,333,340	—	6,653,049
Health Care Equipment & Supplies	19,598,772	8,147,824	—	27,746,596
Health Care Providers & Services	19,778,560	5,820,535	—	25,599,095
Health Care Technology	914,625	226,284	—	1,140,909
Hotels, Restaurants & Leisure	15,790,023	16,103,472	—	31,893,495
Household Durables	3,689,307	8,444,893	—	12,134,200
Household Products	18,205,839	8,507,260	—	26,713,099
Independent Power and Renewable Electricity Producers	1,082,921	783,983	—	1,866,904
Industrial Conglomerates	21,742,633	20,461,509	—	42,204,142
Insurance	26,534,230	66,174,666	—	92,708,896

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$12,423,977	$1,371,977	$—	$13,795,954
Internet Software & Services	29,224,670	1,671,694	—	30,896,364
IT Services	32,977,542	5,796,282	—	38,773,824
Leisure Products	1,100,760	1,960,556	—	3,061,316
Life Sciences Tools & Services	4,443,928	987,121	—	5,431,049
Machinery	16,402,584	33,229,368	—	49,631,952
Marine	—	3,699,565	—	3,699,565
Media	33,090,491	18,940,509	—	52,031,000
Metals & Mining	4,799,801	46,851,183	—	51,650,984
Multi-Utilities	10,793,984	18,243,817	—	29,037,801
Multiline Retail	6,247,168	4,374,976	—	10,622,144
Oil, Gas & Consumable Fuels	76,174,260	78,970,034	—	155,144,294
Paper & Forest Products	1,121,078	1,763,133	—	2,884,211
Personal Products	1,294,241	7,085,642	—	8,379,883
Pharmaceuticals	57,016,074	111,884,121	—	168,900,195
Professional Services	1,606,448	8,095,994	—	9,702,442
Real Estate Investment Trusts	85,702,279	47,971,505	—	133,673,784
Real Estate Management & Development	940,246	50,070,765	—	51,011,011
Road & Rail	8,912,036	11,548,416	—	20,460,452
Semiconductors & Semiconductor Equipment	19,400,441	9,077,070	—	28,477,511
Software	33,361,712	11,827,594	—	45,189,306
Specialty Retail	19,784,048	11,741,198	—	31,525,246
Technology Hardware, Storage & Peripherals	37,005,700	8,556,276	—	45,561,976
Textiles, Apparel & Luxury Goods	7,347,948	19,801,605	—	27,149,553
Thrifts & Mortgage Finance	517,549	—	—	517,549
Tobacco	13,399,493	17,673,138	—	31,072,631
Trading Companies & Distributors	1,606,363	14,551,996	—	16,158,359
Transportation Infrastructure	—	5,368,990	—	5,368,990
Water Utilities	—	1,547,690	—	1,547,690
Wireless Telecommunication Services	—	22,677,111	—	22,677,111
Total Common Stocks	993,406,895	1,308,721,613	—	2,302,128,508
Total U.S. Treasury & Government Agencies*	—	1,208,854,886	—	1,208,854,886
Investment Company Securities	369,039,218	321,681	—	369,360,899
Total Foreign Government*	—	208,650,987	—	208,650,987
Total Preferred Stocks*	—	7,729,945	—	7,729,945
Purchased Options
Put Options	4,440,000	530,395	—	4,970,395
Total Rights*	246,941	—	—	246,941
Short-Term Investments
Mutual Fund	587,111,691	—	—	587,111,691
U.S. Treasury	—	42,997,820	—	42,997,820
Repurchase Agreement	—	907,702,000	—	907,702,000
Total Short-Term Investments	587,111,691	950,699,820	—	1,537,811,511
Total Investments	$1,954,244,745	$3,685,509,327	$—	$5,639,754,072

Collateral for securities loaned (Liability)	$—	$(587,111,691)	$—	$(587,111,691)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,592,841	$—	$1,592,841
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,427,969)	—	(2,427,969)
Total Forward Contracts	$—	$(835,128)	$—	$(835,128)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,205,040	$—	$—	$6,205,040
Futures Contracts (Unrealized Depreciation)	(2,384,780)	—	—	(2,384,780)
Total Futures Contracts	$3,820,260	$—	$—	$3,820,260

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$137,223	$—	$137,223
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(771,817)	—	(771,817)
Total Centrally Cleared Swap Contracts	$—	$(634,594)	$—	$(634,594)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,246,723	$—	$1,246,723
OTC Swap Contracts at Value (Liabilities)	—	(1,265,411)	—	(1,265,411)
Total OTC Swap Contracts	$—	$(18,688)	$—	$(18,688)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $519,219 were due to the application of a systematic fair valuation model factor.

MIST-25

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	14,077,189	$398,102,898
American Funds American Mutual Fund (Class R-6)	11,432,749	403,919,018
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	30,035,382	404,876,950
American Funds Bond Fund (Class 1) (a)	51,542,275	564,903,337
American Funds Fundamental Investors Fund (Class R-6)	7,752,929	399,508,444
American Funds Global Bond Fund (Class 1) (a)	11,649,402	142,472,186
American Funds Global Small Capitalization Fund (Class 1)	5,571,441	148,088,900
American Funds Growth Fund (Class 1)	5,630,187	444,109,149
American Funds Growth-Income Fund (Class 1)	9,684,841	498,188,195
American Funds High-Income Bond Fund (Class 1) (a)	17,135,111	195,168,910
American Funds International Fund (Class 1)	14,123,258	300,401,688
American Funds International Growth and Income Fund (Class 1) (a)	16,960,962	300,887,463

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	5,919,254	147,448,609
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	46,264,488	563,501,458

Total Mutual Funds (Cost $4,151,600,339)		4,911,577,205

Total Investments—100.1% (Cost $4,151,600,339) (b)		4,911,577,205
Other assets and liabilities (net)—(0.1)%		(2,648,892)

Net Assets—100.0%		$4,908,928,313

(a)	Affiliated Issuer.
(b)	As of March 31, 2014, the aggregate cost of investments was $4,151,600,339. The aggregate unrealized appreciation and depreciation of investments were $776,892,533 and $(16,915,667), respectively, resulting in net unrealized appreciation of $759,976,866.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,911,577,205	$—	$—	$4,911,577,205
Total Investments	$4,911,577,205	$—	$—	$4,911,577,205

MIST-26

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,566,913	$355,392,289
American Funds American Mutual Fund (Class R-6)	8,529,967	301,363,731
American Funds Blue Chip Income and Growth Fund (Class 1)	22,382,683	301,718,567
American Funds Bond Fund (Class 1)	10,760,056	117,930,216
American Funds Fundamental Investors Fund (Class R-6)	6,371,077	328,301,592
American Funds Global Bond Fund (Class 1)	4,860,396	59,442,649
American Funds Global Small Capitalization Fund (Class 1)	5,541,807	147,301,240
American Funds Growth Fund (Class 1)	4,482,820	353,604,804
American Funds Growth-Income Fund (Class 1)	5,791,247	297,901,766
American Funds High-Income Bond Fund (Class 1)	5,195,607	59,177,958
American Funds International Fund (Class 1)	11,336,552	241,128,468
American Funds International Growth and Income Fund (Class 1) (a)	11,863,000	210,449,624

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	6,028,570	150,171,668
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	4,836,149	58,904,296

Total Mutual Funds (Cost $2,333,593,835)		2,982,788,868

Total Investments—100.1% (Cost $2,333,593,835) (b)		2,982,788,868
Other assets and liabilities (net)—(0.1)%		(1,651,274)

Net Assets—100.0%		$2,981,137,594

(a)	Affiliated Issuer.
(b)	As of March 31, 2014, the aggregate cost of investments was $2,333,593,835. The aggregate unrealized appreciation and depreciation of investments were $650,688,248 and $(1,493,215), respectively, resulting in net unrealized appreciation of $649,195,033.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,982,788,868	$—	$—	$2,982,788,868
Total Investments	$2,982,788,868	$—	$—	$2,982,788,868

MIST-27

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $697,191,468)	13,593,214	$1,072,232,750

Total Investments—100.1% (Cost $697,191,468) (a)		1,072,232,750
Other assets and liabilities (net)—(0.1)%		(616,540)

Net Assets—100.0%		$1,071,616,210

(a)	As of March 31, 2014, the aggregate cost of investments was $697,191,468. The aggregate and net unrealized appreciation of investments was $375,041,282.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,072,232,750	$—	$—	$1,072,232,750
Total Investments	$1,072,232,750	$—	$—	$1,072,232,750

MIST-28

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,600,961	$158,395,188
American Funds American Mutual Fund (Class R-6)	8,183,556	289,125,024
American Funds Blue Chip Income and Growth Fund (Class 1)	21,478,113	289,524,957
American Funds Bond Fund (Class 1) (a)	48,174,385	527,991,263
American Funds Fundamental Investors Fund (Class R-6)	3,101,614	159,826,172
American Funds Global Bond Fund (Class 1)	7,606,159	93,023,327
American Funds Global Small Capitalization Fund (Class 1)	1,179,443	31,349,588
American Funds Growth Fund (Class 1)	1,998,737	157,660,388
American Funds Growth-Income Fund (Class 1)	5,575,820	286,820,162
American Funds High-Income Bond Fund (Class 1) (a)	13,875,193	158,038,450
American Funds International Fund (Class 1)	7,558,398	160,767,129
American Funds International Growth and Income Fund (Class 1) (a)	7,238,046	128,402,935

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,279,873	31,881,646
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	55,805,192	679,707,236

Total Mutual Funds (Cost $2,783,337,285)		3,152,513,465

Total Investments—100.1% (Cost $2,783,337,285) (b)		3,152,513,465
Other assets and liabilities (net)—(0.1)%		(1,745,709)

Net Assets—100.0%		$3,150,767,756

(a)	Affiliated Issuer.
(b)	As of March 31, 2014, the aggregate cost of investments was $2,783,337,285. The aggregate unrealized appreciation and depreciation of investments were $388,479,230 and $(19,303,050), respectively, resulting in net unrealized appreciation of $369,176,180.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,152,513,465	$—	$—	$3,152,513,465
Total Investments	$3,152,513,465	$—	$—	$3,152,513,465

MIST-29

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—32.3% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—32.3%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18	352,409,940	$360,504,444
0.125%, 01/15/22	187,349,981	183,544,528
0.125%, 07/15/22	176,970,180	173,347,777
0.125%, 01/15/23	169,724,400	164,221,596
0.375%, 07/15/23	159,397,758	157,654,265
1.375%, 07/15/18	80,044,956	86,848,777
1.625%, 01/15/18	179,745,230	195,107,875
2.125%, 01/15/19	71,353,735	79,682,072
2.625%, 07/15/17	200,083,050	224,030,590

Total U.S. Treasury & Government Agencies (Cost $1,626,936,472)		1,624,941,924

Foreign Government—25.7%

Sovereign—25.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 (EUR)	79,786,080	115,912,366
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR)	155,675,360	215,741,093
1.750%, 04/15/20 (EUR)	52,555,085	81,598,185
France Government Bond OAT 0.250%, 07/25/18 (EUR)	37,957,554	54,059,684
0.250%, 07/25/24 (EUR)	35,770,524	48,182,291
1.100%, 07/25/22 (EUR)	81,653,017	120,955,184
1.300%, 07/25/19 (EUR)	91,041,320	136,309,754
2.100%, 07/25/23 (EUR)	35,332,524	56,517,514
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP)	57,419,710	99,326,623
1.875%, 11/22/22 (GBP)	178,483,614	360,558,170

Total Foreign Government (Cost $1,256,552,219)		1,289,160,864

Short-Term Investments—37.7%

Mutual Funds—27.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (a)	327,377,924	327,377,924
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010% (a)	327,374,995	327,374,995
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.000% (a) (b)	377,043,541	377,043,541
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (a)	329,841,654	329,841,654

		1,361,638,114

U.S. Treasury—10.6%
U.S. Treasury Bills 0.055%, 08/07/14 (c)	50,000,000	49,991,100
0.057%, 08/07/14 (c)	18,296,000	18,292,743

U.S. Treasury—(Continued)
U.S. Treasury Bills 0.057%, 08/07/14 (c)	31,800,000	31,794,340
0.057%, 08/07/14 (c)	50,000,000	49,991,100
0.057%, 08/07/14 (c)	50,000,000	49,991,100
0.059%, 08/07/14 (c)	31,800,000	31,794,340
0.063%, 07/31/14 (c)	19,857,500	19,854,660
0.063%, 07/31/14 (c)	32,900,000	32,895,295
0.063%, 07/31/14 (c)	50,000,000	49,992,850
0.063%, 08/07/14 (c)	50,000,000	49,991,100
0.068%, 07/31/14 (c)	17,080,000	17,077,557
0.074%, 06/05/14 (c)	8,700,000	8,699,687
0.078%, 05/29/14 (c)	2,200,000	2,199,938
0.080%, 05/29/14 (c)	4,300,000	4,299,880
0.080%, 05/29/14 (c)	900,000	899,975
0.080%, 05/29/14 (c)	5,900,000	5,899,835
0.080%, 05/29/14 (c)	1,300,000	1,299,964
0.084%, 05/29/14 (c)	19,600,000	19,599,451
0.089%, 05/29/14 (c)	3,100,000	3,099,913
0.093%, 05/29/14 (c)	14,200,000	14,199,602
0.093%, 05/29/14 (c)	3,900,000	3,899,891
0.093%, 05/29/14 (c)	9,800,000	9,799,726
0.093%, 06/05/14 (c)	39,200,000	39,198,589
0.093%, 06/05/14 (c)	3,100,000	3,099,888
0.100%, 06/05/14 (c)	14,200,000	14,199,489

		532,062,013

Total Short-Term Investments (Cost $1,893,668,163)		1,893,700,127

Total Investments—95.7% (Cost $4,777,156,854) (d)		4,807,802,915
Other assets and liabilities (net)—4.3%		218,397,336

Net Assets—100.0%		$5,026,200,251

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents the annualized seven-day yield as of March 31, 2014.
(b)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2014, the market value of securities pledged was $130,713,124.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	As of March 31, 2014, the aggregate cost of investments was $4,777,156,854. The aggregate unrealized appreciation and depreciation of investments were $49,728,998 and $(19,082,937), respectively, resulting in net unrealized appreciation of $30,646,061.
(EUR)—	Euro
(GBP)—	British Pound

MIST-30

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

The Portfolio invests in commodity-related instruments through its investment in the AQR Global Risk Balanced Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
RUB	93,609,000	Royal Bank of Scotland plc	06/18/14	$2,593,047	$30,358
RUB	215,597,000	Royal Bank of Scotland plc	06/18/14	5,847,608	194,528
RUB	406,048,000	Royal Bank of Scotland plc	06/18/14	10,925,007	454,544

Contracts to Deliver
EUR	302,423,647	Royal Bank of Scotland plc	06/18/14	$415,123,331	$(1,461,885)
EUR	302,164,428	Royal Bank of Scotland plc	06/18/14	416,273,803	45,658
GBP	71,125,118	Royal Bank of Scotland plc	06/18/14	118,309,521	(198,258)
GBP	47,416,745	Royal Bank of Scotland plc	06/18/14	79,155,428	150,242
GBP	47,416,745	Royal Bank of Scotland plc	06/18/14	79,290,281	285,095
GBP	47,416,745	Royal Bank of Scotland plc	06/18/14	79,114,839	109,654
GBP	47,416,745	Royal Bank of Scotland plc	06/18/14	79,175,295	170,110
GBP	10,692,814	Royal Bank of Scotland plc	06/18/14	17,758,625	(57,607)
GBP	6,090,000	Royal Bank of Scotland plc	06/18/14	10,122,058	(25,024)
RUB	94,786,756	Royal Bank of Scotland plc	06/18/14	2,545,636	(110,776)
RUB	94,786,756	Royal Bank of Scotland plc	06/18/14	2,534,846	(121,566)
RUB	78,532,982	Royal Bank of Scotland plc	06/18/14	2,110,336	(90,562)
RUB	78,414,498	Royal Bank of Scotland plc	06/18/14	2,124,190	(73,387)
RUB	78,414,498	Royal Bank of Scotland plc	06/18/14	2,130,713	(66,864)
RUB	78,414,498	Royal Bank of Scotland plc	06/18/14	2,119,941	(77,636)
RUB	78,414,498	Royal Bank of Scotland plc	06/18/14	2,108,625	(88,952)
RUB	71,484,599	Royal Bank of Scotland plc	06/18/14	1,914,860	(88,506)
RUB	62,004,915	Royal Bank of Scotland plc	06/18/14	1,646,549	(91,147)

Net Unrealized Depreciation					$(1,111,981)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	04/30/14	8	USD	344,019	$7,561
Aluminum Futures 3 Months	05/21/14	19	USD	845,540	(5,621)
Aluminum Futures 3 Months	06/27/14	28	USD	1,227,858	20,900
Aluminum HG Futures	06/18/14	664	USD	28,835,581	724,869
Amsterdam Index Futures	04/17/14	90	EUR	7,010,612	347,702
Australian 10 Year Treasury Bond Futures	06/16/14	1,148	AUD	132,092,462	516,251
CAC 40 Index Futures	04/17/14	617	EUR	26,641,348	621,488
Canada Government Bond 10 Year Futures	06/19/14	1,378	CAD	178,481,589	508,323
Cattle Feeder Futures	05/22/14	106	USD	9,452,900	(26,850)
Cocoa Futures	05/14/14	151	USD	4,380,655	81,395
Coffee C Futures	05/19/14	172	USD	9,192,632	2,281,918
Copper Futures	05/14/14	2,252	USD	50,414,507	6,110,693
Copper Futures	06/16/14	272	USD	47,444,166	(2,227,566)
Copper Futures 3 Months	04/30/14	3	USD	530,586	(31,595)
Copper Futures 3 Months	05/21/14	9	USD	1,605,619	(108,356)
Copper Futures 3 Months	06/27/14	9	USD	1,494,019	1,154
Cotton No. 2 Futures	05/07/14	386	USD	16,691,229	1,358,131
DAX Index Futures	06/20/14	104	EUR	24,010,318	1,259,973
Euro Stoxx 50 Index Futures	06/20/14	2,384	EUR	71,683,549	3,059,003
Euro-Bund Futures	06/06/14	5,661	EUR	809,352,271	3,198,778
FTSE 100 Index Futures	06/20/14	1,376	GBP	89,800,443	396,977
FTSE JSE Top 40 Index Futures	06/19/14	679	ZAR	287,806,705	637,950
FTSE MIB Index Futures	06/20/14	63	EUR	6,569,099	236,819

MIST-31

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Gold 100 oz Futures	06/26/14	283	USD	38,090,832	$(1,759,292)
H-Shares Index Futures	04/29/14	787	HKD	386,816,903	1,272,539
Hang Seng Index Futures	04/29/14	139	HKD	151,737,470	275,321
IBEX 35 Index Futures	04/17/14	90	EUR	8,981,844	414,337
Japanese Government 10 Year Bond Futures	06/11/14	668	JPY	96,718,341,733	(1,086,874)
KOSPI 200 Index Futures	06/12/14	468	KRW	59,572,958,747	838,594
Lead Futures	06/16/14	133	USD	7,049,277	(179,827)
Lead Futures 3 Months	04/30/14	2	USD	105,649	(3,044)
Lead Futures 3 Months	05/21/14	3	USD	161,067	(6,642)
Lead Futures 3 Months	06/27/14	7	USD	364,015	(2,202)
Lean Hogs Futures	06/13/14	702	USD	34,894,325	816,415
Live Cattle Futures	06/30/14	505	USD	27,532,148	242,852
MSCI Taiwan Index Futures	04/29/14	441	USD	13,556,316	216,114
Nickel Futures	06/16/14	88	USD	7,813,527	581,673
Nickel Futures 3 Months	03/19/14	2	USD	166,264	23,888
Nickel Futures 3 Months	05/21/14	1	USD	86,522	8,824
Nickel Futures 3 Months	06/27/14	2	USD	190,084	704
Russell 2000 Mini Index Futures	06/20/14	727	USD	85,650,447	(555,097)
S&P 500 E-Mini Index Futures	06/20/14	10,352	USD	954,597,719	10,519,241
S&P Midcap 400 E-Mini Index Futures	06/20/14	795	USD	108,454,091	850,459
S&P TSX 60 Index Futures	06/19/14	488	CAD	79,474,435	327,784
SGX CNX NIFTY Index Futures	04/24/14	1,666	USD	22,179,705	324,623
SPI 200 Futures	06/19/14	452	AUD	60,381,806	518,504
Silver Futures	05/28/14	50	USD	5,053,522	(115,522)
Soybean Futures	05/14/14	622	USD	40,802,121	4,728,279
Sugar No. 11 Futures	04/30/14	1,085	USD	19,320,564	2,273,540
TOPIX Index Futures	06/12/14	1,221	JPY	14,832,241,958	(1,391,387)
U.S. Treasury Note 10 Year Futures	06/19/14	11,991	USD	1,487,778,798	(6,890,298)
United Kingdom Long Gilt Bond Futures	06/26/14	1,701	GBP	185,139,694	1,951,959
Wheat Futures	05/14/14	1,395	USD	40,677,307	7,955,880
Zinc Futures	06/18/14	172	USD	9,008,808	(486,208)
Zinc Futures 3 Months	04/30/14	6	USD	295,896	175
Zinc Futures 3 Months	05/21/14	2	USD	102,604	(3,854)
Zinc Futures 3 Months	06/27/14	4	USD	198,608	(367)

Futures Contracts—Short
Aluminum Futures 3 Months	04/30/14	(8)	USD	(342,383)	$(9,197)
Aluminum Futures 3 Months	05/21/14	(19)	USD	(844,634)	4,715
Aluminum Futures 3 Months	06/27/14	(28)	USD	(1,223,127)	(25,631)
Aluminum HG Futures	06/18/14	(28)	USD	(1,224,942)	(21,583)
Copper Futures	06/16/14	(9)	USD	(1,495,106)	(1,031)
Copper Futures 3 Months	04/30/14	(3)	USD	(529,119)	30,127
Copper Futures 3 Months	05/21/14	(9)	USD	(1,609,618)	112,355
Copper Futures 3 Months	06/27/14	(9)	USD	(1,491,118)	(4,055)
Lead Futures	06/16/14	(7)	USD	(364,248)	2,698
Lead Futures 3 Months	04/30/14	(2)	USD	(106,471)	3,866
Lead Futures 3 Months	05/21/14	(3)	USD	(153,481)	(944)
Lead Futures 3 Months	06/27/14	(7)	USD	(364,054)	2,242
Nickel Futures	06/16/14	(2)	USD	(190,100)	(700)
Nickel Futures 3 Months	03/19/14	(2)	USD	(164,960)	(25,192)
Nickel Futures 3 Months	05/21/14	(1)	USD	(86,752)	(8,594)
Nickel Futures 3 Months	06/27/14	(2)	USD	(190,366)	(422)
Zinc Futures	06/18/14	(4)	USD	(198,642)	442
Zinc Futures 3 Months	04/30/14	(6)	USD	(296,613)	541
Zinc Futures 3 Months	05/21/14	(2)	USD	(102,897)	4,147
Zinc Futures 3 Months	06/27/14	(4)	USD	(198,699)	458

Net Unrealized Appreciation					$40,695,230

MIST-32

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements

Total Return Swap Agreements

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
04/16/14	Bank of America N.A.	Ibovespa Futures	BRL	78,500,349	$1,162,222	$—	$1,162,222
04/22/14	Barclays Bank plc	Light Sweet Crude Oil (WTI) Futures	USD	385,017,800	3,017,800	—	3,017,800
04/28/14	Barclays Bank plc	Henry Hub Natural Gas Futures	USD	48,550,320	(2,042,880)	—	(2,042,880)
04/29/14	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	28,400,258	456,262	—	456,262
04/29/14	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	141,696,900	447,302	—	447,302
04/30/14	Barclays Bank plc	NY Harbor ULSD Futures	USD	90,600,119	(403,297)	—	(403,297)
04/30/14	Barclays Bank plc	RBOB Gasoline Futures	USD	93,015,229	(733,723)	—	(733,723)
05/12/14	Barclays Bank plc	Gasoil Futures	USD	125,062,500	(1,552,500)	—	(1,552,500)
05/15/14	Barclays Bank plc	Brent Crude Oil Futures	USD	354,348,000	(1,148,350)	—	(1,148,350)
06/06/14	Bank of America N.A.	German Euro Bund Futures	EUR	244,853,190	449,954	—	449,954
06/11/14	Bank of America N.A.	Japanese 10 Year Government Bond Mini Futures	JPY	35,767,773,600	(451,810)	—	(451,810)
06/17/14	Barclays Bank plc	Lean Hogs Futures	USD	1,594,306	33,534	—	33,534
06/19/14	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	979,047,874	(3,521,374)	—	(3,521,374)
06/20/14	Bank of America N.A.	Swiss Market Index Futures	CHF	56,218,473	2,287,435	—	2,287,435
06/26/14	Bank of America N.A.	United Kingdom Long Gilt Bond Futures	GBP	58,351,211	594,954	—	594,954
06/30/14	Barclays Bank plc	Live Cattle Futures	USD	18,087,553	172,447	—	172,447

Totals					$(1,232,024)	$—	$(1,232,024)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-33

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,624,941,924	$—	$1,624,941,924
Total Foreign Government*	—	1,289,160,864	—	1,289,160,864
Short-Term Investments
Mutual Funds	1,361,638,114	—	—	1,361,638,114
U.S. Treasury	—	532,062,013	—	532,062,013
Total Short-Term Investments	1,361,638,114	532,062,013	—	1,893,700,127
Total Investments	$1,361,638,114	$3,446,164,801	$—	$4,807,802,915

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,440,189	$—	$1,440,189
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,552,170)	—	(2,552,170)
Total Forward Contracts	$—	$(1,111,981)	$—	$(1,111,981)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$55,673,181	$—	$—	$55,673,181
Futures Contracts (Unrealized Depreciation)	(14,977,951)	—	—	(14,977,951)
Total Futures Contracts	$40,695,230	$—	$—	$40,695,230
Swap Contracts
Swap Contracts at Value (Assets)	$—	$8,621,910	$—	$8,621,910
Swap Contracts at Value (Liabilities)	—	(9,853,934)	—	(9,853,934)
Total Swap Contracts	$—	$(1,232,024)	$—	$(1,232,024)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-34

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Investment Company Securities—71.4% of Net Assets

Security Description	Shares	Value
Consumer Discretionary Select Sector SPDR Fund (a)	5,449,759	$352,708,402
Financial Select Sector SPDR Fund	42,904,214	958,480,141
Health Care Select Sector SPDR Fund (a)	8,727,952	510,497,912
Industrial Select Sector SPDR Fund (a)	1,729,908	90,526,086
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	4,618,949	487,114,361
iShares Barclays Intermediate Credit Bond Fund (a) (b)	1,173,627	127,995,761
iShares Core S&P 500 ETF (a) (b)	859,480	161,728,352
iShares Core Total US Bond Market ETF (b)	7,646,966	825,489,980
iShares iBoxx $ Investment Grade Corporate Bond Fund (a) (b)	3,858,200	451,293,654
iShares MSCI EAFE Index Fund (a) (b)	5,418,553	363,964,205
iShares MSCI EMU ETF (a) (b)	1,694,629	71,631,968
Powershares QQQ Trust—Series 1 (a)	2,813,708	246,705,917
Technology Select Sector SPDR Fund ETF (a)	11,005,261	400,041,237
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,643,232
Vanguard Total Bond Market ETF	5,264,314	427,409,654

Total Investment Company Securities (Cost $5,194,724,044)		5,592,230,862

Short-Term Investments—45.0%

Mutual Funds—18.3%
SSgA USD Liquidity Fund, S2 shares, 0.04% (c)	6,911,058	6,911,058
State Street Navigator Securities Lending MET Portfolio (d)	1,429,216,555	1,429,216,555

		1,436,127,613

Security Description	Principal Amount*	Value

Repurchase Agreement—26.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $2,096,558,000 on 04/01/14, collateralized by $2,107,265,000 U.S. Government Agency obligations with rates ranging from of 0.500% - 5.000%, maturity dates ranging from 08/31/16 - 01/31/21, with a value of $2,138,503,228.	2,096,558,000	2,096,558,000

Total Short-Term Investments (Cost $3,532,685,613)		3,532,685,613

Total Investments—116.4% (Cost $8,727,409,657) (e)		9,124,916,475
Other assets and liabilities (net)—(16.4)%		(1,287,473,814)

Net Assets—100.0%		$7,837,442,661

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $1,409,425,825 and the collateral received consisted of cash in the amount of $1,429,216,555. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2014.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $8,727,409,657. The aggregate unrealized appreciation and depreciation of investments were $424,941,243 and $(27,434,425), respectively, resulting in net unrealized appreciation of $397,506,818.
(ETF)—	Exchange-Traded Fund

The Portfolio invests in commodity-related instruments through its investment in the BlackRock Global Tactical Strategies Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian Currency Futures	06/16/14	1,415	USD	126,312,027	$4,221,723
British Pound Currency Futures	06/16/14	1,492	USD	154,834,463	538,687
CAC 40 Index Futures	04/17/14	653	EUR	27,670,317	1,381,662
DAX Index Futures	06/20/14	588	EUR	133,217,405	10,613,611
Euro Currency Futures	06/16/14	129	USD	22,418,007	(207,432)
Euro Stoxx 50 Index Futures	06/20/14	11,697	EUR	343,055,501	26,935,114
FTSE 100 Index Futures	06/20/14	397	GBP	25,636,807	568,312
Nikkei 225 Index Futures	06/12/14	2,858	JPY	43,136,860,034	(7,292,739)
Swiss Franc Currency Futures	06/16/14	900	USD	128,785,680	(1,458,180)

MIST-35

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts —(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Japanese Yen Currency Futures	06/16/14	(238)	USD	(28,985,080)	$151,380
U.S. Treasury Long Bond Futures	06/19/14	(126)	USD	(16,766,929)	(18,634)

Net Unrealized Appreciation					$35,433,504

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3-Month USD-LIBOR	1.804%	09/21/22	Goldman Sachs International	USD	168,000,000	$(10,943,352)	$—	$(10,943,352)
Pay	3-Month USD-LIBOR	1.846%	10/22/22	Deutsche Bank AG	USD	65,000,000	(4,127,981)	—	(4,127,981)
Pay	3-Month USD-LIBOR	1.673%	12/12/22	Credit Suisse International	USD	66,000,000	(5,277,525)	—	(5,277,525)
Pay	3-Month USD-LIBOR	1.879%	01/04/23	UBS AG	USD	60,000,000	(3,878,742)	—	(3,878,742)
Pay	3-Month USD-LIBOR	1.906%	01/15/23	Goldman Sachs International	USD	45,000,000	(2,836,670)	—	(2,836,670)
Pay	3-Month USD-LIBOR	2.038%	01/30/23	Deutsche Bank AG	USD	50,000,000	(2,646,610)	—	(2,646,610)
Pay	3-Month USD-LIBOR	2.101%	02/15/23	Deutsche Bank AG	USD	36,000,000	(1,749,420)	—	(1,749,420)
Pay	3-Month USD-LIBOR	2.135%	03/12/23	Deutsche Bank AG	USD	40,000,000	(1,875,572)	—	(1,875,572)
Pay	3-Month USD-LIBOR	1.948%	05/08/23	Deutsche Bank AG	USD	38,000,000	(2,471,626)	—	(2,471,626)
Pay	3-Month USD-LIBOR	2.065%	05/15/23	Goldman Sachs International	USD	30,000,000	(1,667,496)	—	(1,667,496)
Pay	3-Month USD-LIBOR	2.096%	05/22/23	Deutsche Bank AG	USD	30,000,000	(1,599,429)	—	(1,599,429)

Totals							$(39,074,423)	$—	$(39,074,423)

Total Return Swap Agreements

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	0.000%	09/05/14	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	150,000,191	$1,119,953	$—	$1,119,953
Receive	0.000%	09/05/14	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	155,999,864	471,145	—	471,145

Totals							$1,591,098	$—	$1,591,098

Centrally Cleared Interest Rate Swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.355%	06/17/23	USD	130,000,000	$(4,261,309)
Pay	3-Month USD-LIBOR	2.360%	06/17/23	USD	260,000,000	(8,412,898)
Pay	3-Month USD-LIBOR	2.395%	06/17/23	USD	785,000,000	(23,081,825)
Pay	3-Month USD-LIBOR	2.305%	06/18/23	USD	400,000,000	(14,798,400)
Pay	3-Month USD-LIBOR	2.693%	07/02/23	USD	70,000,000	(331,800)
Pay	3-Month USD-LIBOR	2.878%	08/16/23	USD	65,000,000	625,839
Pay	3-Month USD-LIBOR	3.036%	12/30/23	USD	50,000,000	996,010
Pay	3-Month USD-LIBOR	3.038%	12/30/23	USD	25,000,000	501,324

Total						$(48,763,059)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(USD)—	United States Dollar

MIST-36

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$5,592,230,862	$—	$—	$5,592,230,862
Short-Term Investments
Mutual Funds	1,436,127,613	—	—	1,436,127,613
Repurchase Agreement	—	2,096,558,000	—	2,096,558,000
Total Short-Term Investments	1,436,127,613	2,096,558,000	—	3,532,685,613
Total Investments	$7,028,358,475	$2,096,558,000	$—	$9,124,916,475

Collateral for securities loaned (Liability)	$—	$(1,429,216,555)	$—	$(1,429,216,555)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$44,410,489	$—	$—	$44,410,489
Futures Contracts (Unrealized Depreciation)	(8,976,985)	—	—	(8,976,985)
Total Futures Contracts	$35,433,504	$—	$—	$35,433,504
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,123,173	$—	$2,123,173
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(50,886,232)	—	(50,886,232)
Total Centrally Cleared Swap Contracts	$—	$(48,763,059)	$—	$(48,763,059)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,591,098	$—	$1,591,098
OTC Swap Contracts at Value (Liabilities)	—	(39,074,423)	—	(39,074,423)
Total OTC Swap Contracts	$—	$(37,483,325)	$—	$(37,483,325)

MIST-37

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—80.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Catalina Marketing Corp. 11.625%, 10/01/17 (144A) (a)	1,315,023	$1,374,199
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/22 (144A)	270,000	276,750
5.625%, 02/15/24 (144A)	218,000	223,450
Checkout Holding Corp. Zero Coupon, 11/15/15 (144A)	512,000	436,480
Lamar Media Corp. 5.375%, 01/15/24 (144A) (b)	612,000	627,300
MDC Partners, Inc. 6.750%, 04/01/20 (144A)	525,000	552,563

		3,490,742

Aerospace/Defense—0.3%
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	278,000	298,502
National Air Cargo Group, Inc. 12.375%, 09/02/15 (c) (d)	1,978,536	1,978,536

		2,277,038

Airlines—1.1%
American Airlines Pass-Through Trust 6.000%, 01/15/17 (144A)	3,295,000	3,414,444
Continental Airlines Pass-Through Certificates 6.125%, 04/29/18	900,000	948,375
U.S. Airways Pass-Through Trust 10.875%, 10/22/14	450,882	466,663
United Continental Holdings, Inc. 6.000%, 12/01/20 (b)	1,195,000	1,242,800
Virgin Australia Trust 7.125%, 10/23/18 (144A)	2,180,000	2,250,850
8.500%, 10/23/16 (144A)	1,000,000	1,015,736

		9,338,868

Apparel—0.2%
Levi Strauss & Co. 6.875%, 05/01/22	388,000	425,830
7.750%, 05/15/18 (EUR)	278,000	400,259
Quiksilver, Inc. / QS Wholesale, Inc. 7.875%, 08/01/18 (144A) (b)	257,000	279,488
William Carter Co. (The) 5.250%, 08/15/21 (144A)	565,000	581,244

		1,686,821

Auto Manufacturers—1.1%
CNH Industrial Finance Europe S.A. 2.750%, 03/18/19 (EUR)	985,000	1,347,567
General Motors Co. 4.875%, 10/02/23 (144A)	130,000	133,250
6.250%, 10/02/43 (144A) (e)	3,535,000	3,826,638
Jaguar Land Rover Automotive plc 5.000%, 02/15/22 (GBP)	770,000	1,304,509
8.250%, 03/15/20 (GBP)	1,362,000	2,577,198

		9,189,162

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.6%
Autodis S.A. 6.500%, 02/01/19 (EUR)	185,000	$262,307
Delphi Corp. 5.000%, 02/15/23	390,000	413,400
6.125%, 05/15/21 (b)	225,000	250,312
Grupo Antolin Dutch BV 4.750%, 04/01/21 (EUR)	260,000	362,219
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	500,000	543,750
Lear Corp. 5.750%, 08/01/14	1,395,000	12,206
8.500%, 12/01/13	1,530,000	13,388
Pittsburgh Glass Works LLC 8.000%, 11/15/18 (144A)	725,000	788,437
Schaeffler Holding Finance BV 6.875%, 08/15/18 (EUR) (f)	930,000	1,361,931
Titan International, Inc. 6.875%, 10/01/20 (144A)	890,000	943,400

		4,951,350

Banks—1.9%
Aldesa Financial Services S.A. 7.250%, 04/01/21 (EUR)	485,000	675,677
Ally Financial, Inc. 7.500%, 09/15/20	403,000	479,066
8.000%, 03/15/20	654,000	788,070
8.000%, 11/01/31 (b) (e)	9,033,000	11,108,135
CIT Group, Inc. 5.250%, 03/15/18	610,000	655,750
5.500%, 02/15/19 (144A)	746,000	803,815
6.000%, 04/01/36	1,550,000	1,577,768
6.625%, 04/01/18 (144A)	145,000	162,219

		16,250,500

Building Materials—1.4%
Ainsworth Lumber Co., Ltd. 7.500%, 12/15/17 (144A)	1,365,000	1,457,137
Builders FirstSource, Inc. 7.625%, 06/01/21 (144A)	1,131,000	1,224,307
Building Materials Corp. of America 6.750%, 05/01/21 (144A)	850,000	922,250
7.000%, 02/15/20 (144A)	560,000	600,600
Buzzi Unicem S.p.A. 6.250%, 09/28/18 (EUR)	231,000	359,281
Cemex Finance LLC 6.000%, 04/01/24 (144A)	865,000	867,163
Cemex S.A.B. de C.V. 5.875%, 03/25/19 (144A)	505,000	523,306
CPG Merger Sub LLC 8.000%, 10/01/21 (144A) (b)	2,065,000	2,219,875
Kerneos Tech Group SAS 5.045%, 03/01/21 (EUR) (g)	100,000	139,315
5.750%, 03/01/21 (EUR)	131,000	185,140
Ply Gem Industries, Inc. 6.500%, 02/01/22 (144A) (b)	1,640,000	1,656,400

MIST-38

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	402,000	$632,734
USG Corp.
9.750%, 01/15/18 (b)	1,384,000	1,671,180

		12,458,688

Chemicals—2.4%
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B 5.750%, 02/01/21 (EUR)	260,000	383,090
7.375%, 05/01/21 (144A) (b)	1,260,000	1,370,250
Axiall Corp. 4.875%, 05/15/23 (144A)	310,000	304,188
Celanese U.S. Holdings LLC 4.625%, 11/15/22	330,000	325,050
Chemtura Corp. 5.750%, 07/15/21 (b)	522,000	541,575
Huntsman International LLC 4.875%, 11/15/20 (b)	911,000	916,694
5.125%, 04/15/21 (EUR)	362,000	515,665
8.625%, 03/15/20	255,000	279,863
8.625%, 03/15/21	305,000	341,600
Ineos Finance plc 7.500%, 05/01/20 (144A) (b)	1,406,000	1,543,085
INEOS Group Holdings S.A. 5.750%, 02/15/19 (EUR)	1,245,000	1,757,847
5.875%, 02/15/19 (144A)	666,000	680,152
6.125%, 08/15/18 (144A) (b)	1,160,000	1,203,500
6.500%, 08/15/18 (EUR)	883,000	1,277,385
Momentive Performance Materials, Inc. 8.875%, 10/15/20 (b)	2,390,000	2,593,150
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, 03/01/18	315,000	318,150
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	705,000	729,675
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (EUR)	937,800	1,406,686
Perstorp Holding AB 8.750%, 05/15/17 (144A) (b)	585,000	625,950
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20	561,000	562,403
PolyOne Corp. 5.250%, 03/15/23	747,000	750,735
Rain CII Carbon LLC / CII Carbon Corp 8.250%, 01/15/21 (144A)	741,000	763,230
8.500%, 01/15/21 (EUR)	100,000	139,831
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	1,701,000	1,756,282

		21,086,036

Coal—0.9%
Alpha Natural Resources, Inc. 6.250%, 06/01/21 (b)	267,000	200,918

Coal—(Continued)
Arch Coal, Inc. 7.000%, 06/15/19 (b)	815,000	629,587
7.250%, 10/01/20	343,000	262,395
7.250%, 06/15/21 (b)	253,000	191,015
CONSOL Energy, Inc. 8.000%, 04/01/17	1,184,000	1,235,800
8.250%, 04/01/20	1,488,000	1,616,340
Peabody Energy Corp. 6.000%, 11/15/18	1,400,000	1,468,250
6.250%, 11/15/21 (b)	871,000	873,177
6.500%, 09/15/20	450,000	464,625
7.875%, 11/01/26	967,000	991,175

		7,933,282

Commercial Services—5.2%
AA Bond Co., Ltd. 9.500%, 07/31/43 (GBP)	616,000	1,160,429
APX Group, Inc. 6.375%, 12/01/19	391,000	398,820
8.750%, 12/01/20	1,759,000	1,789,782
Ashtead Capital, Inc. 6.500%, 07/15/22 (144A)	2,418,000	2,629,575
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 2.986%, 12/01/17 (144A) (g)	306,000	308,678
Brand Energy & Infrastructure Services, Inc. 8.500%, 12/01/21 (144A)	1,566,000	1,659,960
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18	538,000	546,743
Ceridian Corp. 8.875%, 07/15/19 (144A) (e)	6,154,000	6,984,790
11.250%, 11/15/15	373,000	375,798
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	3,457,000	3,984,192
Garda World Security Corp. 7.250%, 11/15/21 (144A)	349,000	372,558
H&E Equipment Services, Inc. 7.000%, 09/01/22	1,022,000	1,124,200
Hertz Corp. (The) 4.250%, 04/01/18 (b)	566,000	582,980
5.875%, 10/15/20	210,000	223,913
6.250%, 10/15/22 (b)	825,000	882,750
6.750%, 04/15/19	885,000	948,056
Igloo Holdings Corp. 8.250%, 12/15/17 (144A) (f)	944,000	966,420
Interactive Data Corp. 10.250%, 08/01/18 (e)	3,630,000	3,911,325
IVS F. S.p.A 7.125%, 04/01/20 (EUR)	820,000	1,204,434
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A)	1,595,000	1,774,437
Laureate Education, Inc. 9.250%, 09/01/19 (144A) (b)	1,971,000	2,099,115

MIST-39

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Live Nation Entertainment, Inc. 7.000%, 09/01/20 (144A)	383,000	$418,906
Safway Group Holding LLC / Safway Finance Corp. 7.000%, 05/15/18 (144A)	666,000	709,290
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	420,000	646,600
TransUnion LLC / TransUnion Financing Corp. 11.375%, 06/15/18	182,000	195,650
Truven Health Analytics, Inc. 10.625%, 06/01/20	405,000	459,675
United Rentals North America, Inc. 5.750%, 11/15/24	2,667,000	2,687,002
6.125%, 06/15/23 (b)	2,687,000	2,848,220
7.375%, 05/15/20	660,000	728,475
7.625%, 04/15/22	592,000	663,780
8.250%, 02/01/21	1,170,000	1,308,938
Verisure Holding AB 8.750%, 09/01/18 (EUR)	117,000	175,289
8.750%, 12/01/18 (EUR)	288,000	431,583

		45,202,363

Computers—0.3%
SunGard Data Systems, Inc. 6.625%, 11/01/19 (b)	1,115,000	1,179,113
7.375%, 11/15/18	1,420,000	1,505,200

		2,684,313

Distribution/Wholesale—1.6%
American Builders & Contractors Supply Co., Inc. 5.625%, 04/15/21 (144A)	1,060,000	1,097,100
HD Supply, Inc. 7.500%, 07/15/20 (b)	2,541,000	2,772,866
8.125%, 04/15/19 (e)	4,414,000	4,921,610
11.000%, 04/15/20 (b) (e)	3,938,000	4,676,375
VWR Funding, Inc. 7.250%, 09/15/17	170,000	182,750

		13,650,701

Diversified Financial Services—2.6%
Air Lease Corp. 4.500%, 01/15/16 (e)	1,369,000	1,440,872
Aircastle, Ltd. 6.250%, 12/01/19	655,000	707,400
6.750%, 04/15/17	1,030,000	1,144,588
Cantor Commercial Real Estate Co. L.P. / CCRE Finance Corp. 7.750%, 02/15/18 (144A) (b)	769,000	822,830
Co-operative Group Holdings 6.875%, 07/08/20 (GBP) (a)	470,000	807,060
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust 5.125%, 11/30/24 (144A)	1,689,474	1,752,829

Diversified Financial Services—(Continued)
General Motors Financial Co., Inc. 4.250%, 05/15/23 (b)	930,000	918,375
6.750%, 06/01/18	960,000	1,094,400
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 3.500%, 03/15/17 (144A)	118,000	119,180
4.875%, 03/15/19 (144A)	3,015,000	3,067,762
5.875%, 02/01/22 (144A)	1,755,000	1,781,325
6.000%, 08/01/20 (144A)	1,425,000	1,510,500
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,477,000	1,488,077
7.375%, 04/01/20 (144A)	505,000	530,250
Jefferies LoanCore LLC / JLC Finance Corp. 6.875%, 06/01/20 (144A)	1,428,000	1,449,420
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (h) (i)	4,500,000	1,441,366
1.000%, 09/22/18 (h) (i)	489,000	116,138
1.000%, 12/31/49 (h) (i)	1,740,000	413,250
4.750%, 01/16/14 (EUR) (h) (i)	2,140,000	685,450
5.375%, 10/17/12 (EUR) (h) (i)	350,000	112,106
Springleaf Finance Corp. 6.900%, 12/15/17	295,000	323,763
7.750%, 10/01/21 (b)	96,000	106,320
8.250%, 10/01/23	175,000	195,125

		22,028,386

Electric—1.5%
Calpine Corp. 5.875%, 01/15/24 (144A) (b)	1,110,000	1,126,650
6.000%, 01/15/22 (144A) (b)	369,000	387,450
7.500%, 02/15/21 (144A) (b)	175,000	191,188
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 12.250%, 03/01/22 (144A)	4,751,000	5,606,180
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	31,186	30,412
Homer City Generation L.P. 8.137%, 10/01/19 (f)	420,000	443,100
8.734%, 10/01/26 (f)	975,000	1,023,750
Mirant Mid Atlantic Pass-Through Trust 9.125%, 06/30/17	724,986	775,736
10.060%, 12/30/28	539,759	600,482
NRG Energy, Inc. 7.625%, 01/15/18	710,000	796,975
7.625%, 05/15/19 (b)	522,000	544,837
7.875%, 05/15/21	310,000	341,000
NRG REMA LLC 9.237%, 07/02/17	107,821	108,360
9.681%, 07/02/26	195,000	195,000
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.500%, 11/01/16	37,917,000	853,132

		13,024,252

MIST-40

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—0.2%
Belden, Inc. 5.500%, 04/15/23 (EUR)	400,000	$564,010
General Cable Corp. 6.500%, 10/01/22 (144A)	850,000	862,750

		1,426,760

Electronics—0.2%
Rexel S.A. 5.250%, 06/15/20 (144A)	204,000	208,590
Techem GmbH 6.125%, 10/01/19 (144A) (EUR)	107,000	160,852
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	875,000	1,260,412
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	316,130

		1,945,984

Engineering & Construction—0.4%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	1,456,000	1,547,000
Astaldi S.p.A. 7.125%, 12/01/20 (EUR)	595,000	879,294
Obrascon Huarte Lain S.A. 4.750%, 03/15/22 (EUR)	345,000	477,979
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23	505,000	502,475

		3,406,748

Entertainment—1.7%
Diamond Resorts Corp. 12.000%, 08/15/18	2,670,000	2,920,312
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 (144A)	433,000	468,723
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	1,573,000	2,805,997
Gamenet S.p.A. 7.250%, 08/01/18 (EUR)	642,000	915,407
Greektown Holdings LLC/Greektown Mothership Corp. 8.875%, 03/15/19 (144A) (b)	1,250,000	1,290,625
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 (EUR)	1,200,000	1,868,423
Isle of Capri Casinos, Inc. 5.875%, 03/15/21	430,000	436,450
7.750%, 03/15/19	70,000	75,163
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.000%, 08/01/18 (144A)	1,209,000	1,254,337
PNK Finance Corp. 6.375%, 08/01/21 (144A)	572,000	594,880
Regal Entertainment Group 5.750%, 02/01/25	271,000	264,903
Scientific Games Corp. 8.125%, 09/15/18	275,000	292,875

Entertainment—(Continued)
Scientific Games International, Inc. 9.250%, 06/15/19 (b)	55,000	58,300
Six Flags Entertainment Corp. 5.250%, 01/15/21 (144A)	955,000	962,162
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	382,000	695,340
Waterford Gaming LLC / Waterford Gaming Finance Corp. 8.625%, 09/15/14 (144A)	392,036	82,328

		14,986,225

Environmental Control—0.3%
ADS Waste Holdings, Inc. 8.250%, 10/01/20	538,000	585,075
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (f)	255,000	363,596
Covanta Holding Corp. 5.875%, 03/01/24	599,000	608,456
6.375%, 10/01/22 (b)	384,000	408,000
Tervita Corp. 8.000%, 11/15/18 (144A)	265,000	267,650
10.875%, 02/15/18 (144A) (b)	292,000	293,460

		2,526,237

Food—1.3%
ARAMARK Corp. 5.750%, 03/15/20	1,431,000	1,511,494
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	1,056,000	1,879,345
8.750%, 06/15/20 (GBP)	396,000	736,113
Findus Bondco S.A. 9.125%, 07/01/18 (EUR)	467,000	702,256
9.500%, 07/01/18 (GBP)	264,000	479,739
JBS Investments GmbH 7.750%, 10/28/20 (144A) (b)	1,301,000	1,370,929
Labeyrie Fine Foods SAS 5.625%, 03/15/21 (EUR)	125,000	176,081
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.875%, 05/01/21	1,109,000	1,084,047
Premier Foods plc 6.500%, 03/15/21 (GBP)	165,000	281,613
R&R Pik plc 9.250%, 05/15/18 (EUR) (f)	526,000	739,137
Smithfield Foods, Inc. 5.250%, 08/01/18 (144A)	683,000	709,466
5.875%, 08/01/21 (144A)	352,000	365,200
6.625%, 08/15/22	331,000	357,480
TreeHouse Foods, Inc. 4.875%, 03/15/22	365,000	367,281
Univeg Holding BV 7.875%, 11/15/20 (EUR)	355,000	508,628

		11,268,809

MIST-41

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food Service—0.1%
Brakes Capital 7.125%, 12/15/18 (GBP)	415,000	$705,705

Forest Products & Paper—0.6%
Cascades, Inc. 7.750%, 12/15/17	700,000	729,750
Clearwater Paper Corp. 4.500%, 02/01/23 (b)	789,000	759,413
7.125%, 11/01/18	625,000	665,625
Mercer International, Inc. 9.500%, 12/01/17	600,000	648,000
Metsa Board Oyj 4.000%, 03/13/19 (EUR)	506,000	697,439
Sappi Papier Holding GmbH 6.625%, 04/15/21 (144A) (b)	240,000	249,000
8.375%, 06/15/19 (144A) (b)	425,000	471,750
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	855,000	906,300

		5,127,277

Gas—0.4%
Sabine Pass LNG L.P. 7.500%, 11/30/16 (e)	3,391,000	3,747,055

Healthcare-Products—1.3%
Alere, Inc. 6.500%, 06/15/20	269,000	282,450
7.250%, 07/01/18	210,000	231,000
8.625%, 10/01/18	816,000	875,160
Biomet, Inc. 6.500%, 08/01/20 (e)	2,513,000	2,706,501
6.500%, 10/01/20 (b)	463,000	491,938
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	594,000	865,377
DJO Finance LLC / DJO Finance Corp. 8.750%, 03/15/18 (b)	354,000	384,975
Hologic, Inc. 6.250%, 08/01/20	1,238,000	1,309,185
IDH Finance plc 6.000%, 12/01/18 (GBP)	397,000	688,333
6.000%, 12/01/18 (144A) (GBP)	100,000	173,384
Kinetic Concepts, Inc. / KCI USA, Inc. 12.500%, 11/01/19 (b)	551,000	640,537
Ontex IV S.A. 9.000%, 04/15/19 (EUR)	1,348,000	2,021,088
Teleflex, Inc. 6.875%, 06/01/19	805,000	858,331

		11,528,259

Healthcare-Services—2.8%
CHS/Community Health Systems, Inc. 5.125%, 08/15/18	1,065,000	1,118,250
5.125%, 08/01/21 (144A)	433,000	443,825
6.875%, 02/01/22 (144A)	1,899,000	1,984,455

Healthcare-Services—(Continued)
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	101,700
HCA, Inc. 3.750%, 03/15/19	1,530,000	1,535,737
5.875%, 03/15/22 (e)	2,735,000	2,946,962
5.875%, 05/01/23 (b)	672,000	691,320
6.500%, 02/15/20	1,232,000	1,379,840
Kindred Healthcare, Inc. 6.375%, 04/15/22 (144A)	357,000	357,893
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A) (b)	470,000	482,338
Priory Group No. 3 plc 7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,776,432
7.000%, 02/15/18 (GBP)	342,000	601,524
Symbion, Inc. 8.000%, 06/15/16	950,000	997,500
Tenet Healthcare Corp. 4.375%, 10/01/21 (b)	1,028,000	992,020
4.500%, 04/01/21	1,090,000	1,065,475
5.000%, 03/01/19 (144A) (b)	747,000	746,066
6.000%, 10/01/20 (144A)	804,000	860,280
6.250%, 11/01/18	1,704,000	1,879,725
8.000%, 08/01/20 (b)	1,165,000	1,272,763
8.125%, 04/01/22	1,512,000	1,689,660
Voyage Care Bondco plc 6.500%, 08/01/18 (GBP)	704,000	1,226,489

		24,150,254

Holding Companies-Diversified—0.4%
CE Energy A/S 7.000%, 02/01/21 (EUR)	385,000	551,616
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	291,000	310,643
GCS Holdco Finance I S.A. 6.500%, 11/15/18 (EUR)	245,000	358,197
Odeon & UCI Finco plc 9.000%, 08/01/18 (144A) (GBP)	436,000	763,992
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	1,323,000	1,415,610

		3,400,058

Home Builders—2.8%
Allegion U.S. Holdings Co., Inc. 5.750%, 10/01/21 (144A)	257,000	270,493
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A) (e)	744,000	744,000
Beazer Homes USA, Inc. 6.625%, 04/15/18	1,003,000	1,078,225
7.500%, 09/15/21	1,581,000	1,699,575
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	937,000	997,905

MIST-42

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	$818,772
DR Horton, Inc. 4.375%, 09/15/22	149,000	146,020
K Hovnanian Enterprises, Inc. 7.000%, 01/15/19 (144A)	195,000	199,875
7.250%, 10/15/20 (144A)	2,891,000	3,136,735
9.125%, 11/15/20 (144A)	255,000	286,238
KB Home 4.750%, 05/15/19	1,030,000	1,037,725
7.000%, 12/15/21 (b)	758,000	815,798
7.500%, 09/15/22	740,000	810,300
Lennar Corp. 4.500%, 06/15/19	228,000	231,990
4.750%, 11/15/22	910,000	884,975
PulteGroup, Inc. 6.375%, 05/15/33	750,000	735,000
Ryland Group, Inc. (The) 6.625%, 05/01/20	480,000	522,000
Shea Homes LP / Shea Homes Funding Corp. 8.625%, 05/15/19 (e)	2,377,000	2,620,642
Standard Pacific Corp. 8.375%, 01/15/21 (b)	3,983,000	4,709,897
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	870,000	878,700
William Lyon Homes, Inc. 8.500%, 11/15/20	940,000	1,045,750
Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.750%, 12/15/21 (144A)	660,000	671,550

		24,342,165

Home Furnishings—0.2%
Brighthouse Group plc 7.875%, 05/15/18 (GBP)	184,000	325,480
DFS Furniture Holdings plc 7.625%, 08/15/18 (GBP)	160,000	286,750
Magnolia BC S.A. 9.000%, 08/01/20 (EUR)	639,000	922,133

		1,534,363

Household Products/Wares—1.0%
ACCO Brands Corp. 6.750%, 04/30/20 (b)	127,000	130,334
Armored Autogroup, Inc. 9.250%, 11/01/18	700,000	734,125
Jarden Corp. 7.500%, 05/01/17	655,000	754,069
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/20	2,487,000	2,605,132
6.875%, 02/15/21 (b)	295,000	318,600
7.125%, 04/15/19	1,125,000	1,189,687

Household Products/Wares—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.875%, 08/15/19	403,000	443,804
8.250%, 02/15/21 (b)	126,000	137,497
9.000%, 04/15/19	435,000	465,450
9.875%, 08/15/19	942,000	1,052,685
Spectrum Brands, Inc. 6.375%, 11/15/20	310,000	335,575
6.625%, 11/15/22	425,000	462,719

		8,629,677

Housewares—0.1%
Libbey Glass, Inc. 6.875%, 05/15/20	429,000	468,683

Insurance—0.5%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	1,162,000	1,243,340
AIG Life Holdings, Inc. 7.570%, 12/01/45 (144A) (e)	1,000,000	1,216,200
CNO Financial Group, Inc. 6.375%, 10/01/20 (144A)	560,000	596,400
Galaxy Bidco, Ltd. 6.375%, 11/15/20 (GBP)	210,000	360,955
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21 (144A)	461,000	492,117

		3,909,012

Internet—1.1%
Adria Bidco BV 7.875%, 11/15/20 (EUR)	340,000	484,795
Cerved Group S.p.A. 6.375%, 01/15/20 (EUR)	476,000	709,861
8.000%, 01/15/21 (EUR)	178,000	270,396
IAC/InterActiveCorp 4.875%, 11/30/18	824,000	860,050
VeriSign, Inc. 4.625%, 05/01/23	836,000	802,560
Zayo Group LLC / Zayo Capital, Inc. 8.125%, 01/01/20	3,000,000	3,292,500
10.125%, 07/01/20 (b)	2,814,000	3,264,240

		9,684,402

Iron/Steel—0.7%
APERAM 7.375%, 04/01/16 (144A)	515,000	530,450
7.750%, 04/01/18 (144A)	363,000	381,150
ArcelorMittal 4.250%, 02/25/15	435,000	444,244
6.125%, 06/01/18	1,568,000	1,718,920
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	760,000	819,850
Steel Dynamics, Inc. 5.250%, 04/15/23	579,000	589,132
6.375%, 08/15/22	260,000	282,750

MIST-43

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
ThyssenKrupp AG 3.125%, 10/25/19 (EUR)	1,040,000	$1,440,521

		6,207,017

Leisure Time—0.8%
Brunswick Corp. 4.625%, 05/15/21 (144A)	760,000	742,900
Carlson Wagonlit B.V. 6.875%, 06/15/19 (144A)	390,000	416,325
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	2,052,000	2,954,149
Travelport LLC / Travelport Holdings, Inc. 6.361%, 03/01/16 (144A) (g)	65,822	66,315
11.875%, 09/01/16 (144A)	11,636	11,869
13.875%, 03/01/16 (144A) (f)	2,358,962	2,488,705

		6,680,263

Lodging—0.7%
Choice Hotels International, Inc. 5.750%, 07/01/22 (b)	410,000	434,600
Felcor Lodging L.P. 5.625%, 03/01/23	532,000	538,650
MGM Resorts International 5.250%, 03/31/20 (b)	1,239,000	1,276,170
6.625%, 12/15/21 (b)	277,000	304,700
6.750%, 10/01/20 (b)	188,000	208,445
8.625%, 02/01/19	65,000	77,838
Station Casinos LLC 7.500%, 03/01/21 (b)	2,548,000	2,755,025
Wynn Macau, Ltd. 5.250%, 10/15/21 (144A)	307,000	312,372

		5,907,800

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	531,000	561,533

Machinery-Diversified—0.1%
CNH Capital LLC 3.625%, 04/15/18 (b)	630,000	641,025

Media—5.3%
AMC Networks, Inc. 4.750%, 12/15/22	250,000	248,750
7.750%, 07/15/21	625,000	704,688
Cablevision Systems Corp. 5.875%, 09/15/22 (b)	1,277,000	1,302,540
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	2,065,000	1,987,562
5.250%, 09/30/22	1,370,000	1,352,875
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	1,200,000	1,188,000

Media—(Continued)
Clear Channel Communications, Inc. 9.000%, 12/15/19	1,159,000	1,216,950
9.000%, 03/01/21	2,619,000	2,733,581
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	3,218,000	3,427,695
7.625%, 03/15/20	946,000	1,021,680
Columbus International, Inc. 7.375%, 03/30/21 (144A)	1,770,000	1,820,887
DISH DBS Corp. 4.250%, 04/01/18	1,725,000	1,800,469
5.000%, 03/15/23	185,000	186,388
5.125%, 05/01/20	1,119,000	1,166,557
5.875%, 07/15/22	2,985,000	3,186,487
Gannett Co., Inc. 5.125%, 10/15/19 (144A)	469,000	490,691
5.125%, 07/15/20 (144A)	275,000	282,563
6.375%, 10/15/23 (144A)	1,338,000	1,419,952
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	990,000	1,118,700
Midcontinent Communications & Midcontinent Finance Corp. 6.250%, 08/01/21 (144A)	1,005,000	1,045,200
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	1,151,000	1,220,060
NBCUniversal Enterprise, Inc. 5.250%, 03/29/49 (144A)	255,000	257,550
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	509,000	547,175
ProQuest LLC / ProQuest Notes Co. 9.000%, 10/15/18 (144A)	572,000	603,460
Radio One, Inc. 9.250%, 02/15/20 (144A)	1,025,000	1,086,500
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	725,000	766,688
Sirius XM Radio, Inc. 4.625%, 05/15/23 (144A) (b)	475,000	447,688
5.250%, 08/15/22 (144A)	195,000	200,850
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (144A) (c) (d)	2,750,000	2,805,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	1,160,000	1,183,200
5.625%, 04/15/23 (EUR)	104,000	155,454
7.500%, 03/15/19 (EUR)	1,168,000	1,745,868
Unitymedia Kabel BW GmbH 9.500%, 03/15/21 (EUR)	1,029,000	1,637,046
Univision Communications, Inc. 6.750%, 09/15/22 (144A)	66,000	73,013
6.875%, 05/15/19 (144A)	554,000	595,550
8.500%, 05/15/21 (144A) (b)	1,204,000	1,333,430
VTR Finance BV 6.875%, 01/15/24 (144A)	1,061,000	1,103,440
Ziggo Bond Co. BV 8.000%, 05/15/18 (144A) (EUR)	1,247,000	1,828,735

		45,292,922

MIST-44

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.7%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	$1,628,770
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.750%, 12/15/18 (144A)	4,034,000	4,326,465

		5,955,235

Mining—1.5%
First Quantum Minerals, Ltd. 6.750%, 02/15/20 (144A)	928,000	939,600
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A) (b)	3,345,000	3,520,612
Global Brass & Copper, Inc. 9.500%, 06/01/19	925,000	1,068,375
Kaiser Aluminum Corp. 8.250%, 06/01/20	690,000	777,975
New Gold, Inc. 6.250%, 11/15/22 (144A)	935,000	949,025
Novelis, Inc. 8.750%, 12/15/20	3,304,000	3,692,220
S&B Minerals Finance SCA / S&B Industrial Minerals North America, Inc. 9.250%, 08/15/20 (EUR)	665,000	1,028,364
Taseko Mines, Ltd. 7.750%, 04/15/19 (b)	1,133,000	1,155,660

		13,131,831

Miscellaneous Manufacturing—0.5%
Amsted Industries, Inc. 5.000%, 03/15/22 (144A)	894,000	898,470
CTP Transportation Products LLC / CTP Finance, Inc. 8.250%, 12/15/19 (144A)	1,365,000	1,470,787
GCL Holdings SCA 9.375%, 04/15/18 (144A) (EUR)	943,000	1,396,285
SPX Corp. 6.875%, 09/01/17	495,000	561,825
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750%, 02/01/19	390,000	418,763

		4,746,130

Oil & Gas—9.4%
Antero Resources Finance Corp. 5.375%, 11/01/21 (144A)	978,000	992,670
6.000%, 12/01/20	325,000	345,719
Athlon Holdings L.P. / Athlon Finance Corp. 7.375%, 04/15/21 (144A)	730,000	777,450
Atwood Oceanics, Inc. 6.500%, 02/01/20	1,425,000	1,531,875
Aurora USA Oil & Gas, Inc. 7.500%, 04/01/20 (144A)	1,427,000	1,573,267
9.875%, 02/15/17 (144A)	1,262,000	1,391,355
Berry Petroleum Co. LLC 6.375%, 09/15/22	898,000	929,430
6.750%, 11/01/20	180,000	189,900

Oil & Gas—(Continued)
Bonanza Creek Energy, Inc. 6.750%, 04/15/21	1,261,000	1,346,117
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	877,000	964,700
8.625%, 10/15/18	715,000	766,838
Chaparral Energy, Inc. 7.625%, 11/15/22 (b)	685,000	741,513
Chesapeake Energy Corp. 5.750%, 03/15/23 (b)	2,862,000	3,030,142
6.125%, 02/15/21 (b)	1,272,000	1,386,480
6.625%, 08/15/20	535,000	600,538
6.875%, 11/15/20	945,000	1,072,575
7.250%, 12/15/18	635,000	739,775
Concho Resources, Inc. 5.500%, 10/01/22	1,169,000	1,218,682
5.500%, 04/01/23	809,000	841,360
6.500%, 01/15/22	330,000	359,700
Continental Resources, Inc. 7.125%, 04/01/21	675,000	763,594
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	1,471,000	1,559,260
Denbury Resources, Inc. 4.625%, 07/15/23 (b)	975,000	906,750
Diamondback Energy, Inc. 7.625%, 10/01/21 (144A)	1,489,000	1,608,120
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A)	2,239,000	2,334,157
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19	1,109,000	1,189,402
9.250%, 12/15/17	300,000	326,250
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20	590,000	682,188
EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 05/01/19	1,620,000	1,749,600
EXCO Resources, Inc. 7.500%, 09/15/18	925,000	929,625
Halcon Resources Corp. 8.875%, 05/15/21	763,000	791,612
9.750%, 07/15/20 (144A)	160,000	172,000
Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.625%, 04/15/21 (144A)	970,000	1,062,150
8.000%, 02/15/20 (144A)	245,000	265,213
Kodiak Oil & Gas Corp. 5.500%, 02/01/22 (b)	557,000	570,229
8.125%, 12/01/19	2,455,000	2,721,981
Laredo Petroleum, Inc. 7.375%, 05/01/22	1,485,000	1,648,350
9.500%, 02/15/19	885,000	976,819
Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.625%, 12/01/21	431,000	429,923
Linn Energy LLC / Linn Energy Finance Corp. 7.250%, 11/01/19 (144A) (b)	758,000	790,215
7.750%, 02/01/21	285,000	306,375
8.625%, 04/15/20	2,313,000	2,512,496

MIST-45

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
MEG Energy Corp. 6.500%, 03/15/21 (144A)	2,238,000	$2,355,495
7.000%, 03/31/24 (144A)	2,947,000	3,116,452
Memorial Production Partners L.P. / Memorial Production Finance Corp. 7.625%, 05/01/21	559,000	589,745
Newfield Exploration Co. 5.625%, 07/01/24	422,000	437,825
6.875%, 02/01/20	545,000	580,425
Northern Oil and Gas, Inc. 8.000%, 06/01/20 (b)	795,000	844,687
Oasis Petroleum, Inc. 6.500%, 11/01/21	835,000	897,625
6.875%, 03/15/22 (144A)	732,000	792,390
6.875%, 01/15/23	480,000	520,800
7.250%, 02/01/19	315,000	337,050
Offshore Group Investment, Ltd. 7.500%, 11/01/19	2,151,000	2,290,815
Pacific Drilling S.A. 5.375%, 06/01/20 (144A)	1,150,000	1,141,375
Parker Drilling Co. 6.750%, 07/15/22 (144A)	365,000	375,950
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	786,000	829,230
PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 02/15/20	608,000	659,680
Penn Virginia Corp. 8.500%, 05/01/20	616,000	685,300
Precision Drilling Corp. 6.625%, 11/15/20	235,000	251,450
QEP Resources, Inc. 5.375%, 10/01/22 (b)	411,000	413,055
Range Resources Corp. 5.000%, 08/15/22	217,000	221,340
5.000%, 03/15/23	284,000	287,550
5.750%, 06/01/21	39,000	41,779
6.750%, 08/01/20	218,000	235,440
8.000%, 05/15/19	955,000	999,169
RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 08/01/21 (144A)	247,000	266,760
Rosetta Resources, Inc. 5.625%, 05/01/21	1,462,000	1,494,895
5.875%, 06/01/22	1,031,000	1,054,197
SandRidge Energy, Inc. 7.500%, 03/15/21	225,000	240,188
7.500%, 02/15/23 (b)	990,000	1,049,400
8.125%, 10/15/22	175,000	190,750
8.750%, 01/15/20 (b)	348,000	374,970
Seadrill, Ltd. 6.125%, 09/15/17 (144A)	1,116,000	1,163,430
Seven Generations Energy, Ltd. 8.250%, 05/15/20 (144A)	3,082,000	3,374,790
SM Energy Co. 5.000%, 01/15/24 (144A)	377,000	366,633
6.500%, 11/15/21	800,000	864,000

Oil & Gas—(Continued)
SM Energy Co. 6.500%, 01/01/23	298,000	318,115
6.625%, 02/15/19	802,000	858,140
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.500%, 07/01/21 (144A)	776,000	830,320
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	699,620
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	525,000	551,250
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20 (b)	830,000	894,325
Whiting Petroleum Corp. 5.000%, 03/15/19	2,330,000	2,463,975
6.500%, 10/01/18	315,000	331,538

		81,388,318

Oil & Gas Services — 0.8%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	142,000	149,100
CGG S.A. 6.500%, 06/01/21 (b)	1,210,000	1,228,150
7.750%, 05/15/17 (b)	619,000	628,285
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A) (b)	215,000	233,813
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20 (b)	639,000	667,755
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.750%, 04/01/22	550,000	560,312
Key Energy Services, Inc. 6.750%, 03/01/21	375,000	394,219
Oil States International, Inc. 5.125%, 01/15/23	197,000	220,640
6.500%, 06/01/19	1,986,000	2,090,265
Petroleum Geo-Services ASA 7.375%, 12/15/18 (144A)	1,050,000	1,126,125

		7,298,664

Packaging & Containers — 1.2%
Ardagh Packaging Finance plc 9.250%, 10/15/20 (144A) (EUR)	483,000	741,926
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.250%, 01/31/19 (144A) (b)	769,000	803,605
7.375%, 10/15/17 (EUR)	294,000	430,343
Ball Corp. 4.000%, 11/15/23	1,326,000	1,239,810
Berry Plastics Corp. 9.750%, 01/15/21	420,000	487,725
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II 5.625%, 12/15/16 (144A)	1,291,000	1,323,275
6.000%, 06/15/17 (144A)	1,125,000	1,164,375

MIST-46

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Crown Americas LLC / Crown Americas Capital Corp. III 6.250%, 02/01/21	271,000	$293,358
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	469,000	447,895
Greif Nevada Holdings, Inc. 7.375%, 07/15/21 (144A) (EUR)	330,000	533,638
OI European Group B.V. 4.875%, 03/31/21 (EUR)	936,000	1,381,407
Pactiv LLC 7.950%, 12/15/25	1,186,000	1,218,615
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	599,000	679,865

		10,745,837

Pharmaceuticals—1.9%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (EUR)	195,000	295,506
9.875%, 08/01/19 (144A) (EUR)	500,000	757,707
Capsugel S.A. 7.000%, 05/15/19 (144A) (f)	369,000	380,070
Catamaran Corp. 4.750%, 03/15/21 (b)	865,000	876,894
Endo Finance Co. 5.750%, 01/15/22 (144A)	839,000	859,975
Endo Health Solutions, Inc. 7.250%, 01/15/22	255,000	276,038
Forest Laboratories, Inc. 4.375%, 02/01/19 (144A)	1,254,000	1,319,835
5.000%, 12/15/21 (144A)	830,000	877,725
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22 (144A)	1,689,000	1,727,002
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20 (b)	1,287,000	1,393,177
Pinnacle Merger Sub, Inc. 9.500%, 10/01/23 (144A)	356,000	392,045
Salix Pharmaceuticals, Ltd. 6.000%, 01/15/21 (144A)	355,000	378,963
Valeant Pharmaceuticals International, Inc. 5.625%, 12/01/21 (144A)	1,182,000	1,241,100
6.375%, 10/15/20 (144A)	848,000	915,840
6.750%, 08/15/18 (144A)	2,831,000	3,114,100
6.750%, 08/15/21 (144A)	850,000	915,875
7.250%, 07/15/22 (144A)	330,000	364,650

		16,086,502

Pipelines—1.8%
Access Midstream Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	1,064,000	1,071,980
4.875%, 03/15/24	968,000	965,580
5.875%, 04/15/21	1,570,000	1,672,050
6.125%, 07/15/22	1,077,000	1,159,121

Pipelines—(Continued)
Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 5.875%, 08/01/23	630,000	622,125
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.125%, 03/01/22 (144A) (b)	595,000	621,775
El Paso LLC 6.700%, 02/15/27	62,930	67,375
7.750%, 01/15/32	493,000	527,277
7.800%, 08/01/31	250,000	265,805
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21 (b)	166,000	171,810
Kinder Morgan, Inc. 5.000%, 02/15/21 (144A)	217,000	217,307
5.625%, 11/15/23 (144A)	943,000	932,637
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.250%, 06/15/22	731,000	789,480
6.500%, 08/15/21 (b)	845,000	912,600
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II 8.375%, 06/01/20	441,000	495,023
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	1,979,000	1,840,470
5.750%, 09/01/20	125,000	130,000
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	1,443,000	1,488,094
5.625%, 04/15/23 (b)	1,101,000	1,095,495
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.875%, 10/01/20	259,000	270,655

		15,316,659

Real Estate—1.5%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (f)	438,035	949,351
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A) (b)	1,940,000	2,177,650
Howard Hughes Corp. 6.875%, 10/01/21 (144A)	349,000	376,920
Realogy Group LLC 7.625%, 01/15/20 (144A)	2,808,000	3,123,900
7.875%, 02/15/19 (144A) (b)	1,657,000	1,787,489
9.000%, 01/15/20 (144A) (b)	1,000,000	1,142,500
Realogy Group LLC / Sunshine Group Florida, Ltd. (The) 3.375%, 05/01/16 (144A)	1,919,000	1,928,595
Rialto Holdings LLC / Rialto Corp. 7.000%, 12/01/18 (144A)	545,000	561,350
RPG Byty Sro 6.750%, 05/01/20 (EUR)	755,000	1,060,928

MIST-47

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (c) (h) (i)	70,000	$0

		13,108,683

Real Estate Investment Trusts—0.1%
Crown Castle International Corp. 5.250%, 01/15/23	977,000	992,876

Retail—2.5%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	1,024,000	1,146,880
Claire’s Stores, Inc. 7.750%, 06/01/20 (144A) (b)	1,492,000	1,148,840
CST Brands, Inc. 5.000%, 05/01/23	676,000	664,170
Dufry Finance SCA 5.500%, 10/15/20 (144A)	346,000	360,449
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	965,000	1,693,262
Guitar Center, Inc. 6.500%, 04/15/19 (144A)	840,000	834,750
9.625%, 04/15/20 (144A)	545,000	540,913
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	718,000	1,298,760
8.875%, 08/15/18 (144A) (GBP)	780,000	1,410,909
L Brands, Inc. 5.625%, 02/15/22	400,000	422,500
Michaels Stores, Inc. 7.750%, 11/01/18	585,000	625,219
Neiman Marcus Group Ltd., Inc. 8.000%, 10/15/21 (144A)	3,047,000	3,347,891
New Academy Finance Co. LLC / New Academy Finance Corp. 8.000%, 06/15/18 (144A) (b) (f)	513,000	525,184
Party City Holdings, Inc. 8.875%, 08/01/20	1,332,000	1,483,515
PC Nextco Holdings LLC / PC Nextco Finance, Inc. 8.750%, 08/15/19 (144A) (f)	474,000	489,998
Penske Automotive Group, Inc. 5.750%, 10/01/22	1,299,000	1,357,455
PVH Corp. 7.750%, 11/15/23	650,000	760,459
Rite Aid Corp. 6.750%, 06/15/21 (b)	704,000	762,080
9.250%, 03/15/20	620,000	707,575
Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/01/23	643,000	654,252
5.750%, 06/01/22	813,000	859,747
Sonic Automotive, Inc. 5.000%, 05/15/23 (b)	227,000	222,744
Unique Pub Finance Co. plc (The) 6.542%, 03/30/21 (GBP)	284,160	498,040

		21,815,592

Semiconductors—0.3%
NXP B.V. / NXP Funding LLC 3.750%, 06/01/18 (144A)	1,210,000	1,216,050
5.750%, 02/15/21 (144A)	920,000	979,800

		2,195,850

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	555,000	596,625
7.125%, 03/15/21	935,000	1,032,006

		1,628,631

Software—2.8%
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (b)	1,480,000	1,557,700
Epicor Software Corp. 8.625%, 05/01/19 (b)	1,118,000	1,222,812
First Data Corp. 6.750%, 11/01/20 (144A)	1,198,000	1,287,850
7.375%, 06/15/19 (144A)	3,586,000	3,854,950
8.250%, 01/15/21 (144A) (b)	1,360,000	1,475,600
8.750%, 01/15/22 (144A) (f)	225,000	245,813
10.625%, 06/15/21	2,092,000	2,353,500
11.250%, 01/15/21	60,000	68,475
11.750%, 08/15/21	681,000	715,050
Healthcare Technology Intermediate, Inc. 7.375%, 09/01/18 (144A) (f)	744,000	758,880
IMS Health, Inc. 6.000%, 11/01/20 (144A)	502,000	528,355
12.500%, 03/01/18 (144A) (e)	3,197,000	3,644,580
Infor U.S., Inc. 9.375%, 04/01/19	2,425,000	2,731,156
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.250%, 01/15/18 (144A)	491,000	491,000
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	1,985,000	1,975,075
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A)	989,000	1,097,790

		24,008,586

Storage/Warehousing—0.3%
Algeco Scotsman Global Finance plc 9.000%, 10/15/18 (EUR)	1,092,000	1,640,060
Mobile Mini, Inc. 7.875%, 12/01/20 (b)	840,000	933,450

		2,573,510

Telecommunications—9.3%
Alcatel-Lucent USA, Inc. 4.625%, 07/01/17 (144A) (b)	970,000	996,675
6.450%, 03/15/29	298,000	284,590
6.500%, 01/15/28 (b)	435,000	413,250
6.750%, 11/15/20 (144A) (b)	2,100,000	2,220,750

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Altice Financing S.A. 6.500%, 01/15/22 (144A)	1,290,000	$1,360,950
Altice Finco S.A. 8.125%, 01/15/24 (144A) (b)	2,070,000	2,230,425
Avaya, Inc. 7.000%, 04/01/19 (144A) (b)	655,000	650,088
Broadview Networks Holdings, Inc. 10.500%, 11/15/17	814,500	810,428
CenturyLink, Inc. 5.625%, 04/01/20 (b)	1,654,000	1,738,767
CommScope Holding Co., Inc. 6.625%, 06/01/20 (144A) (f)	1,355,000	1,432,912
Consolidated Communications Finance Co. 10.875%, 06/01/20	725,000	842,813
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	1,725,000	1,744,406
8.250%, 09/30/20 (144A)	1,521,000	1,623,667
Digicel, Ltd. 6.000%, 04/15/21 (144A) (b) (e)	4,057,000	4,148,282
DigitalGlobe, Inc. 5.250%, 02/01/21 (b)	1,008,000	995,400
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23 (144A)	815,000	798,700
6.625%, 12/15/22 (b)	395,000	410,800
Intelsat Luxembourg S.A. 6.750%, 06/01/18 (144A)	1,375,000	1,454,062
Level 3 Communications, Inc. 8.875%, 06/01/19	980,000	1,076,775
Level 3 Financing, Inc. 6.125%, 01/15/21 (144A) (b)	2,132,000	2,249,260
7.000%, 06/01/20	1,142,000	1,237,642
8.125%, 07/01/19	2,476,000	2,717,410
8.625%, 07/15/20	810,000	908,213
Phones4u Finance plc 9.500%, 04/01/18 (GBP)	839,000	1,468,676
9.500%, 04/01/18 (144A) (GBP)	965,000	1,689,240
Play Finance 2 S.A. 5.250%, 02/01/19 (EUR)	550,000	772,861
Sprint Capital Corp. 8.750%, 03/15/32	960,000	1,056,000
Sprint Communications, Inc. 7.000%, 03/01/20 (144A) (e)	2,833,000	3,265,032
9.000%, 11/15/18 (144A)	5,210,000	6,369,225
Sprint Corp. 7.125%, 06/15/24 (144A)	500,000	525,000
7.875%, 09/15/23 (144A)	5,569,000	6,125,900
T-Mobile USA, Inc. 6.125%, 01/15/22	545,000	570,888
6.500%, 01/15/24	1,000,000	1,047,500
6.633%, 04/28/21	2,390,000	2,569,250
6.731%, 04/28/22	1,950,000	2,088,937
Telecom Italia S.p.A. 4.500%, 01/25/21 (EUR)	695,000	984,936
4.875%, 09/25/20 (EUR)	467,000	677,219
5.875%, 05/19/23 (GBP)	1,000,000	1,690,274
6.375%, 06/24/19 (GBP)	700,000	1,253,735

Telecommunications—(Continued)
Telenet Finance V Luxembourg SCA 6.250%, 08/15/22 (EUR)	910,000	1,372,759
6.750%, 08/15/24 (EUR)	1,213,000	1,846,553
tw telecom holdings, Inc. 5.375%, 10/01/22	940,000	958,800
UPCB Finance II, Ltd. 6.375%, 07/01/20 (144A) (EUR)	2,103,000	3,107,302
Virgin Media Finance plc 6.375%, 04/15/23 (144A) (b)	232,000	245,920
7.000%, 04/15/23 (GBP)	513,000	913,011
Virgin Media Secured Finance plc 6.000%, 04/15/21 (GBP)	3,683,000	6,493,171
Windstream Corp. 7.750%, 10/15/20	545,000	584,513
7.750%, 10/01/21 (b)	425,000	456,875

		80,479,842

Textiles—0.1%
SIWF Merger Sub, Inc. 6.250%, 06/01/21 (144A)	1,103,000	1,147,120

Transportation—0.7%
CEVA Group plc 9.000%, 09/01/21 (144A) (b)	322,000	329,245
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	1,225,000	1,822,799
Global Ship Lease, Inc. 10.000%, 04/01/19 (144A) (b)	2,535,000	2,617,388
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (b)	480,000	496,800
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	626,255

		5,892,487

Trucking & Leasing—0.1%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	531,000	546,930

Total Corporate Bonds & Notes (Cost $662,233,639)		692,390,018

Floating Rate Loans (g)—12.1%

Aerospace/Defense—0.5%
Sequa Corp.
Term Loan B, 5.250%, 06/19/17	3,787,374	3,720,300
Silver II U.S. Holdings LLC
Term Loan, 4.000%, 12/13/19	766,429	765,831

		4,486,131

Air Freight & Logistics—0.0%
Ceva Logistics Canada ULC
Term Loan, 0.000%, 03/19/21 (j)	106,053	105,899

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans(g)—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.3%
American Airlines, Inc.
Claim Participation 1, 0.235%, 12/31/49	905,000	$394,580
Claim Participation 2, 0.235%, 12/31/49	600,000	261,600
Northwest Airlines, Inc.
Term Loan, 1.562%, 09/10/18	1,227,750	1,163,293
Term Loan, 2.182%, 03/10/17	892,000	863,010

		2,682,483

Auto Parts & Equipment—0.3%
Federal-Mogul Corp.
Term Loan B, 2.098%, 12/29/14	1,285,975	1,283,081
Term Loan C, 2.098%, 12/28/15	871,124	869,164
INA Beteiligungsgesellschaft mbH
Term Loan C, 4.250%, 01/27/17	580,000	583,442

		2,735,687

Chemicals—0.5%
Ascend Performance Materials LLC
Term Loan B, 6.750%, 04/10/18	3,351,600	3,301,326
OXEA Finance LLC
2nd Lien Term Loan, 8.250%, 07/15/20	560,000	573,824

		3,875,150

Coal—0.4%
American Energy - Utica LLC
2nd Lien Term Loan, 11.000%, 09/30/18	1,739,471	1,852,536
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	867,797	856,767
Sandy Creek Energy Associates L.P.
Term Loan B, 5.000%, 11/06/20	613,463	614,613

		3,323,916

Commercial Services—0.5%
Catalent Pharma Solutions, Inc.
Term Loan, 6.500%, 12/29/17	730,000	740,950
Interactive Data Corp.
Term Loan B, 3.750%, 02/11/18	1,045,117	1,045,117
ServiceMaster Co.
Term Loan, 4.250%, 01/31/17	998,192	1,000,273
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	1,125,048	1,118,017

		3,904,357

Distribution/Wholesale—0.3%
HD Supply, Inc.
Term Loan B, 4.000%, 06/28/18	2,607,622	2,614,141

Diversified Financial Services—0.0%
KCG Holdings, Inc.
Term Loan B, 5.750%, 12/05/17	94,393	94,746

Electronics—0.2%
CDW LLC Term Loan, 3.250%, 04/29/20	1,387,992	1,377,457

Forest Products & Paper—0.2%
Wilsonart LLC Term Loan B, 4.000%, 10/31/19	1,303,501	1,303,097

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A. Term Loan B, 3.500%, 03/19/21	1,015,000	1,016,588

Healthcare-Services—0.3%
Community Health Systems, Inc. Term Loan D, 4.250%, 01/27/21	2,049,863	2,069,767
LHP Hospital Group, Inc. Term Loan, 9.000%, 07/03/18	493,545	482,440

		2,552,207

Household Products/Wares—0.1%
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	1,265,005	1,266,744

Insurance—0.1%
Alliant Holdings I, Inc. Term Loan B, 4.250%, 12/20/19	837,478	843,407

Internet—0.3%
Zayo Group LLC Term Loan B, 4.000%, 07/02/19	2,970,960	2,977,273

Leisure Time—0.0%
Travelport LLC 2nd Lien Term Loan 1, 9.500%, 01/29/16	76,597	79,374
2nd Lien Term Loan 2, 4.000%, 12/01/16	154,763	159,148

		238,522

Lodging—3.1%
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/12/20	13,994,925	14,198,551
Hilton Worldwide Finance LLC Term Loan B2, 4.000%, 10/26/20	5,327,361	5,342,118
La Quinta Intermediate Holdings LLC Term Loan B, 0.000%, 02/19/21 (j)	3,230,000	3,237,074
Las Vegas Sands LLC Term Loan B, 3.250%, 12/20/20	1,426,425	1,426,289
MGM Resorts International Term Loan B, 3.500%, 12/20/19	638,930	638,732
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	1,633,500	1,639,879

		26,482,643

Machinery-Diversified—0.1%
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	875,176	876,270

Media—1.3%
Cengage Learning Acquisitions, Inc. 1st Lien Term Loan, 0.000%, 03/31/20 (j)	3,905,000	3,954,633

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans(g)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Clear Channel Communications, Inc. Term Loan B, 3.803%, 01/29/16	410,646	$406,447
Term Loan C, 3.803%, 01/29/16	273,873	269,308
Term Loan D, 6.903%, 01/30/19	3,057,747	2,999,971
HEMA Holding B.V. Mezzanine Term Loan, 5.218%, 07/05/17 (EUR)	1,875,511	2,234,985
Tribune Co. Term Loan, 4.000%, 12/27/20	1,301,738	1,303,202
TWCC Holdings Corp. 2nd Lien Term Loan, 7.000%, 06/26/20	290,000	283,112

		11,451,658

Metal Fabricate/Hardware—0.5%
Constellium Holdco B.V. Term Loan B, 6.000%, 03/25/20 (i)	2,885,850	2,952,585
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	931,295	933,423

		3,886,008

Mining—0.3%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/28/19	2,558,426	2,581,426

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan B, 4.750%, 11/26/20	825,421	829,754

Oil & Gas—0.2%
Chesapeake Energy Corp. Unsecured Term Loan, 5.750%, 12/01/17	1,600,000	1,638,224

Packaging & Containers—0.2%
Ardagh Holdings USA, Inc. Incremental Term Loan, 0.000%, 12/17/19 (j)	490,000	490,919
Term Loan B, 4.250%, 12/17/19	428,925	431,539
Tekni-Plex, Inc. Term Loan B, 5.501%, 08/25/19 (i)	490,913	493,368

		1,415,826

Pharmaceuticals—0.3%
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.154%, 02/27/21	2,660,000	2,661,809

Real Estate—0.0%
Realogy Corp. Extended Letter of Credit, 4.605%, 10/10/16	276,800	278,299

Retail—0.4%
Alliance Boots Holdings, Ltd. Term Loan B1, 3.463%, 07/09/15 (GBP)	874,124	1,459,190

Retail—(Continued)
BJ’s Wholesale Club, Inc. 2nd Lien Term Loan, 8.500%, 03/26/20	550,000	564,575
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	1,311,713	1,317,583
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	350,000	358,533

		3,699,881

Semiconductors—0.1%
CEVA Intercompany B.V. Term Loan, 0.000%, 03/19/21 (j)	615,109	614,211

Software—0.4%
First Data Corp. Extended Term Loan B, 4.155%, 03/23/18	1,755,000	1,762,503
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	1,906,969	1,988,015

		3,750,518

Telecommunications—0.7%
Alcatel-Lucent USA, Inc. Term Loan C, 4.500%, 01/30/19	4,744,938	4,775,709
Hawaiian Telcom Communications, Inc. Term Loan B, 5.000%, 06/06/19	545,584	548,058
Virgin Media Investment Holdings, Ltd. Term Loan B, 3.500%, 06/08/20	905,000	903,828

		6,227,595

Transportation—0.3%
CEVA Group plc Term Loan, 0.000%, 03/04/19 (j)	583,293	582,442
Ceva Logisitics US Holdings, Inc. Term Loan, 0.000%, 03/04/21 (j)	848,427	847,188
Genesee & Wyoming, Inc. Term Loan A, 1.903%, 09/29/17	791,463	793,442

		2,223,072

Total Floating Rate Loans (Cost $102,330,181)		104,014,999

Common Stocks—8.7%

Airlines—0.4%
American Airlines Group, Inc. (k)	40,863	1,495,586
Delta Air Lines, Inc.	33,138	1,148,232
Southwest Airlines Co. (b)	15,345	362,295

		3,006,113

Auto Components—1.5%
Goodyear Tire & Rubber Co. (The) (b)	477,697	12,482,223

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Auto Components—(Continued)
Lear Corp. (b)	2,395	$200,509

		12,682,732

Banks—2.2%
Ally Financial, Inc.	1,842	15,150,450
Citigroup, Inc. (b)	84,080	4,002,208

		19,152,658

Capital Markets—1.8%
American Capital, Ltd. (b) (k)	902,905	14,256,870
E*Trade Financial Corp. (b) (k)	50,299	1,157,883
Uranium Participation Corp. (k)	28,400	143,606

		15,558,359

Chemicals—0.5%
Advanced Emissions Solutions, Inc. (b) (k)	11,202	274,897
Huntsman Corp. (b)	167,987	4,102,243
Zemex Minerals Group, Inc. (c) (k)	87	0

		4,377,140

Containers & Packaging—0.0%
Smurfit Kappa Group plc	520	12,611

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (k)	52,943	198,534
Level 3 Communications, Inc. (k)	38,560	1,509,239

		1,707,773

Insurance—0.5%
American International Group, Inc. (b)	92,178	4,609,822

Machinery—0.1%
Stanley-Martin Communities LLC (c) (d) (k)	450	700,200

Media—0.3%
CBS Outdoor Americas, Inc. (k)	1,896	55,458
Cengage Thomson Learning, Inc.	26,678	917,949
Clear Channel Outdoor Holdings, Inc. - Class A (b)	31,744	289,188
HMH Publishing Co., Ltd. (d) (k)	47,825	1,004,331
Loral Space & Communications, Inc. (b) (k)	6,666	471,486

		2,738,412

Metals & Mining—0.0%
African Minerals, Ltd. (k)	159,753	416,343

Oil, Gas & Consumable Fuels—0.6%
General Maritime Corp. (c) (d)	262,836	4,862,466

Paper & Forest Products—0.2%
Ainsworth Lumber Co., Ltd. (k)	53,942	194,201
Ainsworth Lumber Co., Ltd. (144A) (k)	10,657	38,367
NewPage Corp. (b) (k)	18,684	1,569,456

		1,802,024

Real Estate Investment Trusts—0.2%
Crown Castle International Corp. (b)	21,662	1,598,222

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (b) (k)	61,680	1,612,932

Total Common Stocks (Cost $66,424,524)		74,837,807

Preferred Stocks—1.6%

Banks—1.4%
GMAC Capital Trust I, 8.125%	438,498	11,970,995

Consumer Finance—0.1%
Ally Financial, Inc., 8.500%	22,812	623,908

Diversified Financial Services—0.1%
Marsico Parent Superholdco LLC (144A) (c) (k)	25	0
RBS Capital Funding Trust VII, 6.080%	38,060	846,835

		846,835

Internet Software & Services—0.0%
Travelport Holdings, Ltd. (k)	38,402	71,044

Total Preferred Stocks (Cost $12,151,177)		13,512,782

Convertible Bonds—1.1%

Coal—0.2%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	1,619,000	1,357,936
Peabody Energy Corp. 4.750%, 12/15/66 (b)	965,000	780,444

		2,138,380

Diversified Financial Services—0.0%
E*Trade Financial Corp.
Zero Coupon, 08/31/19 (144A)	76,000	169,195
Zero Coupon, 08/31/19	11,000	24,489

		193,684

Insurance—0.1%
MGIC Investment Corp. 2.000%, 04/01/20	143,000	201,183
Radian Group, Inc. 2.250%, 03/01/19	363,000	554,709
3.000%, 11/15/17	169,000	250,543

		1,006,435

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 04/01/42	1,000,000	1,501,875

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Principal Amount*	Value

Retail—0.1%
Enterprise Funding, Ltd. 3.500%, 09/10/20 (GBP)	300,000	$546,908

Telecommunications—0.5%
Nokia Oyj 5.000%, 10/26/17 (EUR)	1,300,000	3,940,078

Total Convertible Bonds (Cost $9,029,713)		9,327,360

Asset-Backed Securities—0.4%

Asset-Backed - Other—0.4%
Alm Loan Funding 2.991%, 01/20/26 (144A) (g)	500,000	491,992
3.441%, 01/20/26 (144A) (g)	550,000	522,859
4.741%, 01/20/26 (144A) (g)	500,000	447,139
Battalion CLO, Ltd. 3.587%, 10/22/25 (144A) (g)	500,000	474,298
Dryden Senior Loan Fund 4.520%, 04/18/26 (144A) (g)	750,000	677,347
Figueroa CLO, Ltd. 3.885%, 03/21/24 (144A) (g)	250,000	238,842
Flatiron CLO, Ltd. 3.890%, 01/17/26 (144A) (g)	500,000	487,205
OZLM Funding III, Ltd. 1.567%, 01/22/25 (144A) (g)	455,000	451,812

Total Asset-Backed Securities (Cost $3,758,595)		3,791,494

Convertible Preferred Stocks—0.1%

Auto Components—0.0%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14	5,200	376,532

Oil, Gas & Consumable—0.1%
Chesapeake Energy Corp. 5.750%	899	992,496

Total Convertible Preferred Stocks (Cost $1,364,340)		1,369,028

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c) (d) (k) (Cost $16)	1,601	5,751

Short-Term Investments—14.2%

Mutual Fund—13.5%
State Street Navigator Securities Lending MET Portfolio (l)	116,931,003	116,931,003

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $5,997,000 on 04/01/14, collateralized by $6,210,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $6,120,750.	5,997,000	5,997,000

Total Short-Term Investments (Cost $122,928,003)		122,928,003

Total Investments—118.5% (Cost $980,220,188) (m)		1,022,177,242
Other assets and liabilities (net)—(18.5)%		(159,883,394)

Net Assets—100.0%		$862,293,848

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $115,880,106 and the collateral received consisted of cash in the amount of $116,931,003 and non-cash collateral with a value of $3,208,553. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 1.2% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $11,356,284, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2014, the value of securities pledged amounted to $51,315,694.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(i)	Illiquid security. As of March 31, 2014, these securities represent 0.7% of net assets.
(j)	This loan will settle after March 31, 2014, at which time the interest rate will be determined.
(k)	Non-income producing security.

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(l)	Represents investment of cash collateral received from securities lending transactions.
(m)	As of March 31, 2014, the aggregate cost of investments was $980,220,188. The aggregate unrealized appreciation and depreciation of investments were $52,210,964 and $(10,253,910), respectively, resulting in net unrealized appreciation of $41,957,054.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $291,573,763, which is 33.8% of net assets.
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
General Maritime Corp.	12/11/13	262,836	$4,862,466	$4,862,466
HMH Publishing Co., Ltd.	06/22/12	47,825	566,058	1,004,331
HMH Publishing Co., Ltd. Expires 06/22/19	06/22/12	1,601	16	5,751
National Air Cargo Group, Inc.	08/20/10	1,978,536	1,978,536	1,978,536
Stanley-Martin Communities LLC	10/22/07	450	333,101	700,200
Sterling Entertainment Enterprises LLC	12/28/12	2,750,000	2,750,000	2,805,000

				$11,356,284

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	171,000	Barclays Bank plc	04/22/14	$231,610	$3,958
GBP	173,000	Bank of America N.A.	04/22/14	285,232	3,141
GBP	186,000	Goldman Sachs & Co.	04/22/14	306,187	3,856

Contracts to Deliver
EUR	917,000	Bank of America N.A.	04/22/14	$1,263,568	$318
EUR	140,000	Bank of America N.A.	04/22/14	195,064	2,201
EUR	20,000	Bank of America N.A.	04/22/14	27,054	(498)
EUR	1,031,000	Barclays Bank plc	04/22/14	1,413,792	(6,503)
EUR	800,000	Barclays Bank plc	04/22/14	1,082,677	(19,395)
EUR	372,000	Barclays Bank plc	04/22/14	502,953	(9,510)
EUR	20,000	Barclays Bank plc	04/22/14	27,069	(483)
EUR	1,245,000	Citibank N.A.	04/22/14	1,702,160	(12,939)
EUR	107,995	Citibank N.A.	04/22/14	146,021	(2,752)
EUR	200,000	Credit Suisse International	04/22/14	276,531	1,013
EUR	160,000	Credit Suisse International	04/22/14	218,564	(1,850)
EUR	1,260,000	Deutsche Bank AG	04/22/14	1,738,416	2,653
EUR	147,000	Deutsche Bank AG	04/22/14	202,481	(25)
EUR	633,000	Goldman Sachs & Co.	04/22/14	863,270	(8,744)
EUR	442,000	Goldman Sachs & Co.	04/22/14	612,545	3,651
EUR	380,000	Goldman Sachs & Co.	04/22/14	514,252	(9,232)
EUR	190,000	Goldman Sachs & Co.	04/22/14	257,906	(3,836)
EUR	180,000	Goldman Sachs & Co.	04/22/14	247,294	(672)
EUR	121,000	Goldman Sachs & Co.	04/22/14	166,357	(331)
EUR	40,732,828	Royal Bank of Scotland plc	04/22/14	55,385,119	(728,000)
GBP	769,000	Barclays Bank plc	04/22/14	1,274,437	(7,407)
GBP	93,642	Citibank N.A.	04/22/14	156,506	414
GBP	520,000	Deutsche Bank AG	04/22/14	847,528	(19,258)
GBP	1,564,000	Goldman Sachs & Co.	04/22/14	2,611,605	4,578
GBP	155,000	Goldman Sachs & Co.	04/22/14	258,507	138
GBP	113,000	Goldman Sachs & Co.	04/22/14	188,462	103
GBP	21,730,000	JPMorgan Chase Bank N.A.	04/22/14	35,677,400	(544,267)

Net Unrealized Depreciation					$(1,349,678)

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 E-Mini Index Futures	06/20/14	(296)	USD	(27,227,664)	$(368,416)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities	0.59%	10/25/13	Open	USD	1,021,250	$1,021,250
Deutsche Bank Securities	0.06%	12/12/13	Open	USD	1,328,000	1,328,000
Deutsche Bank Securities	0.60%	12/12/13	Open	USD	4,484,000	4,484,000
Deutsche Bank Securities	0.58%	10/17/13	Open	USD	5,224,891	5,224,891
Deutsche Bank Securities	0.55%	2/6/14	Open	USD	13,291,261	13,291,261
Barclays Bank plc	0.60%	2/6/14	Open	USD	20,458,410	20,458,410

Total						$45,807,812

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. Securities in the amount of $541,623 have been received at the Custodian as collateral for reverse repurchase agreements.

Swap Agreements

Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	37.335%	USD	147,315	$76,281	$45,668	$30,613
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	37.335%	USD	147,315	76,281	41,248	35,033
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	37.335%	USD	147,315	76,280	46,404	29,876

Totals							$228,842	$133,320	$95,522

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	09/20/17	Deutsche Bank AG	1.727%	USD	1,500,000	$316,911	$—	$316,911
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	09/20/15	Barclays Bank plc	21.263%	USD	572,099	(117,748)	(147,315)	29,567
Caesars Entertainment Operating Co., Inc. 5.625%, due 06/01/2015	5.000%	12/20/15	Barclays Bank plc	22.341%	USD	3,793,890	(939,980)	(1,100,228)	160,248
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	23.129%	USD	377,047	(107,832)	(98,032)	(9,800)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	23.129%	USD	436,847	(124,934)	(100,475)	(24,459)

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	23.129%	USD	3,000,000	$(857,974)	$(810,000)	$(47,974)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	06/20/16	Barclays Bank plc	23.737%	USD	640,000	(205,549)	(144,800)	(60,749)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	09/20/16	Barclays Bank plc	24.449%	USD	2,114,804	(755,757)	(475,831)	(279,926)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/012015	5.000%	09/20/16	Deutsche Bank AG	24.449%	USD	1,500,000	(536,047)	(345,000)	(191,047)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/17	Barclays Bank plc	25.451%	USD	436,847	(182,652)	(146,344)	(36,308)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/17	Barclays Bank plc	25.451%	USD	2,045,986	(855,457)	(808,164)	(47,293)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	06/20/17	Deutsche Bank AG	25.825%	USD	828,299	(368,071)	(283,692)	(84,379)
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	46.395%	USD	147,315	(59,215)	(23,570)	(35,645)
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	46.395%	USD	147,315	(59,215)	(23,570)	(35,645)
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	46.395%	USD	147,315	(59,215)	(19,151)	(40,064)
Smithfield Foods, Inc. 7.75% due 07/01/2017	5.000%	06/20/18	Credit Suisse International	1.558%	USD	464,250	64,775	59,538	5,237
Techem GmbH 6.125% due 10/01/2019	5.000%	09/20/18	Credit Suisse International	2.473%	EUR	700,000	102,527	77,889	24,638
Techem GmbH 6.125% due 10/01/2019	5.000%	09/20/18	Credit Suisse International	2.473%	EUR	241,000	35,299	27,744	7,555
Techem GmbH 6.125% due 10/01/2019	5.000%	12/20/18	Credit Suisse International	2.616%	EUR	235,788	34,109	25,951	8,158

Totals							$(4,676,025)	$(4,335,050)	$(340,975)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$3,490,742	$—	$3,490,742
Aerospace/Defense	—	298,502	1,978,536	2,277,038
Airlines	—	9,338,868	—	9,338,868
Apparel	—	1,686,821	—	1,686,821
Auto Manufacturers	—	9,189,162	—	9,189,162
Auto Parts & Equipment	—	4,951,350	—	4,951,350
Banks	—	16,250,500	—	16,250,500
Building Materials	—	12,458,688	—	12,458,688
Chemicals	—	21,086,036	—	21,086,036
Coal	—	7,933,282	—	7,933,282
Commercial Services	—	45,202,363	—	45,202,363
Computers	—	2,684,313	—	2,684,313
Distribution/Wholesale	—	13,650,701	—	13,650,701
Diversified Financial Services	—	22,028,386	—	22,028,386
Electric	—	13,024,252	—	13,024,252
Electrical Components & Equipment	—	1,426,760	—	1,426,760
Electronics	—	1,945,984	—	1,945,984
Engineering & Construction	—	3,406,748	—	3,406,748
Entertainment	—	14,986,225	—	14,986,225
Environmental Control	—	2,526,237	—	2,526,237
Food	—	11,268,809	—	11,268,809
Food Service	—	705,705	—	705,705
Forest Products & Paper	—	5,127,277	—	5,127,277
Gas	—	3,747,055	—	3,747,055
Healthcare-Products	—	11,528,259	—	11,528,259
Healthcare-Services	—	24,150,254	—	24,150,254
Holding Companies-Diversified	—	3,400,058	—	3,400,058
Home Builders	—	24,342,165	—	24,342,165
Home Furnishings	—	1,534,363	—	1,534,363
Household Products/Wares	—	8,629,677	—	8,629,677
Housewares	—	468,683	—	468,683
Insurance	—	3,909,012	—	3,909,012
Internet	—	9,684,402	—	9,684,402
Iron/Steel	—	6,207,017	—	6,207,017
Leisure Time	—	6,680,263	—	6,680,263
Lodging	—	5,907,800	—	5,907,800
Machinery-Construction & Mining	—	561,533	—	561,533
Machinery-Diversified	—	641,025	—	641,025

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$42,487,922	$2,805,000	$45,292,922
Metal Fabricate/Hardware	—	5,955,235	—	5,955,235
Mining	—	13,131,831	—	13,131,831
Miscellaneous Manufacturing	—	4,746,130	—	4,746,130
Oil & Gas	—	81,388,318	—	81,388,318
Oil & Gas Services	—	7,298,664	—	7,298,664
Packaging & Containers	—	10,745,837	—	10,745,837
Pharmaceuticals	—	16,086,502	—	16,086,502
Pipelines	—	15,316,659	—	15,316,659
Real Estate	—	13,108,683	0	13,108,683
Real Estate Investment Trusts	—	992,876	—	992,876
Retail	—	21,815,592	—	21,815,592
Semiconductors	—	2,195,850	—	2,195,850
Shipbuilding	—	1,628,631	—	1,628,631
Software	—	24,008,586	—	24,008,586
Storage/Warehousing	—	2,573,510	—	2,573,510
Telecommunications	—	80,479,842	—	80,479,842
Textiles	—	1,147,120	—	1,147,120
Transportation	—	5,892,487	—	5,892,487
Trucking & Leasing	—	546,930	—	546,930
Total Corporate Bonds & Notes	—	687,606,482	4,783,536	692,390,018
Total Floating Rate Loans*	—	104,014,999	—	104,014,999
Common Stocks
Airlines	3,006,113	—	—	3,006,113
Auto Components	12,682,732	—	—	12,682,732
Banks	4,002,208	15,150,450	—	19,152,658
Capital Markets	15,558,359	—	—	15,558,359
Chemicals	4,377,140	—	0	4,377,140
Containers & Packaging	—	12,611	—	12,611
Diversified Telecommunication Services	1,707,773	—	—	1,707,773
Insurance	4,609,822	—	—	4,609,822
Machinery	—	—	700,200	700,200
Media	816,132	1,922,280	—	2,738,412
Metals & Mining	416,343	—	—	416,343
Oil, Gas & Consumable Fuels	—	—	4,862,466	4,862,466
Paper & Forest Products	232,568	1,569,456	—	1,802,024
Real Estate Investment Trusts	1,598,222	—	—	1,598,222
Trading Companies & Distributors	1,612,932	—	—	1,612,932
Total Common Stocks	50,620,344	18,654,797	5,562,666	74,837,807
Preferred Stocks
Banks	11,970,995	—	—	11,970,995
Consumer Finance	623,908	—	—	623,908
Diversified Financial Services	846,835	—	0	846,835
Internet Software & Services	—	71,044	—	71,044
Total Preferred Stocks	13,441,738	71,044	0	13,512,782
Total Convertible Bonds*	—	9,327,360	—	9,327,360
Total Asset-Backed Securities*	—	3,791,494	—	3,791,494
Convertible Preferred Stocks
Auto Components	376,532	—	—	376,532
Oil, Gas & Consumable	—	992,496	—	992,496
Total Convertible Preferred Stocks	376,532	992,496	—	1,369,028
Total Warrant*	—	—	5,751	5,751
Short-Term Investments
Mutual Fund	116,931,003	—	—	116,931,003
Repurchase Agreement	—	5,997,000	—	5,997,000
Total Short-Term Investments	116,931,003	5,997,000	—	122,928,003
Total Investments	$181,369,617	$830,455,672	$10,351,953	$1,022,177,242

Collateral for securities loaned (Liability)	$—	$(116,931,003)	$—	$(116,931,003)

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$26,024	$—	$26,024
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,375,702)	—	(1,375,702)
Total Forward Contracts	$—	$(1,349,678)	$—	$(1,349,678)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(368,416)	$—	$—	$(368,416)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$782,463	$—	$782,463
Swap Contracts at Value (Liabilities)	—	(5,229,646)	—	(5,229,646)
Total Swap Contracts	$—	$(4,447,183)	$—	$(4,447,183)
Total Reverse Repurchase Agreements (Liability)	$—	$(45,807,812)	$—	$(45,807,812)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation	Purchases	Sales		Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation from investments still held at March 31, 2014
Corporate Bonds & Notes
Aerospace/Defense	$2,066,353	$—	$—	$(87,817	) (a)	$—	$1,978,536	$—
Media	2,750,000	55,000	—	—		—	2,805,000	55,000
Real Estate	0	—	—	—		—	0	—
Common Stocks
Chemicals	0	—	—	0		—	0	—
Diversified Telecommunications Services	189,005	—	—	—		(189,005)	—	—
Machinery	620,550	79,650	—	—		—	700,200	79,650
Oil, Gas & Combustable Fuels	1,631,534	—	3,230,932	—		—	4,862,466	—
Preferred Stocks
Diversified Financial Services	0	—	—	—		—	0	—
Warrants
Media	3,222	2,529	—	—		—	5,751	2,529

Total	$7,260,664	$137,179	$3,230,932	$(87,817)		$(189,005)	$10,351,953	$137,179

(a)	Sales include principal reductions

Common stocks in the amount of $189,005 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2014	Valuation Technique(s)	Unobservable Input	Range	Weighted Average	Relationship Between Fair Value and Input; If Input Increases Then:
Corporate Bonds & Notes
Aerospace/Defense	$1,978,536	Par	Call Price	$100.00	$100.00	Increase
Media	2,805,000	Market Participants Comparables	IRR	9.0%-11.0%	10%	Increase
			LTM EBITDA	10.0x-11.0x	10.50x	Increase
			Yield to Maturity	5.4%-8.2%	5.7%	Decrease
			EV/LTM EBITDA	9.9x-15.7x	12.2x	Increase
Common Stocks
Machinery	700,200	Market Comparable Companies	Tangible Book Value	1.2x-1.4x	1.3x	Increase
			LTM EBITDA	$42.2	$42.2	Increase
Oil, Gas & Combustable Fuels	4,862,466	Market Transaction	Subscription Price	$18.50	$18.50	Increase
Warrants
Media	5,751	Black-Scholes	Implied Volatility	16.5%	16.5%	Increase

MIST-60

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—6.4%
Australand Property Group (REIT)	1,460,227	$5,715,913
Dexus Property Group (REIT) (a)	3,746,103	3,683,204
Federation Centres, Ltd. (REIT)	5,792,900	12,682,009
Goodman Group (REIT)	4,817,883	21,143,543
Investa Office Fund (REIT)	3,071,907	9,233,746
Mirvac Group (REIT)	17,723,527	27,952,364
Stockland (REIT)	5,425,300	18,875,179
Westfield Group (REIT)	1,204,104	11,451,106
Westfield Retail Trust (REIT)	1,921,715	5,312,005

		116,049,069

Canada—1.7%
Boardwalk Real Estate Investment Trust (REIT)	168,900	9,264,673
Canadian Real Estate Investment Trust (REIT)	183,300	7,472,936
RioCan Real Estate Investment Trust (REIT)	610,600	14,708,529

		31,446,138

France—5.6%
Fonciere Des Regions (REIT)	62,389	5,777,989
Gecina S.A. (REIT)	63,108	8,394,401
ICADE (REIT)	78,121	7,736,247
Klepierre (REIT) (a)	569,150	25,488,866
Mercialys S.A. (REIT)	171,160	3,583,682
Unibail-Rodamco SE (REIT)	197,404	51,319,139

		102,300,324

Germany—0.9%
LEG Immobilien AG	248,200	16,288,122

Hong Kong—6.4%
China Overseas Land & Investment, Ltd. (a)	3,556,300	9,203,124
Hongkong Land Holdings, Ltd.	3,527,645	22,815,873
Link REIT (The) (REIT)	2,079,000	10,257,952
Sino Land Co., Ltd.	2,558,175	3,775,326
Sun Hung Kai Properties, Ltd.	2,525,600	30,968,256
Swire Properties, Ltd.	4,795,000	13,768,625
Wharf Holdings, Ltd.	3,929,780	25,158,842

		115,947,998

Japan—15.9%
Activia Properties, Inc. (REIT)	870	6,996,235
GLP J-REIT (REIT)	3,554	3,588,030
Hulic Co., Ltd.	821,310	11,220,317
Japan Real Estate Investment Corp. (REIT)	4,618	23,160,854
Japan Retail Fund Investment Corp. (REIT)	12,870	25,319,309
Kenedix Realty Investment Corp. (REIT)	2,031	10,068,326
Mitsubishi Estate Co., Ltd.	2,314,856	55,088,873
Mitsui Fudosan Co., Ltd.	2,206,274	67,165,034
Nippon Building Fund, Inc. (REIT)	1,466	7,650,529
Nippon Prologis REIT, Inc. (REIT)	5,445	10,976,114
Orix JREIT, Inc. (REIT)	5,193	6,475,144
Sumitomo Realty & Development Co., Ltd.	1,003,600	39,219,852
Tokyo Tatemono Co., Ltd.	1,317,300	11,271,919
United Urban Investment Corp. (REIT)	8,367	12,283,090

		290,483,626

Netherlands—1.3%
Corio NV (REIT)	81,810	$3,741,470
Eurocommercial Properties NV (REIT)	170,557	7,493,465
Nieuwe Steen Investments NV (REIT) (b)	2,131,440	12,932,672

		24,167,607

Singapore—3.1%
CapitaCommercial Trust (REIT) (a)	16,347,300	19,325,110
CapitaMalls Asia, Ltd. (a)	6,585,800	9,365,600
Global Logistic Properties, Ltd.	10,460,600	22,025,355
Suntec Real Estate Investment Trust (REIT)	4,883,200	6,445,238

		57,161,303

Sweden—1.0%
Castellum AB	667,330	11,092,248
Fabege AB (a)	142,200	1,854,144
Hufvudstaden AB - A Shares (a)	418,148	5,904,495

		18,850,887

Switzerland—0.6%
PSP Swiss Property AG (c)	122,532	11,524,568

United Kingdom—7.5%
British Land Co. plc (REIT)	2,135,140	23,306,150
Derwent London plc (REIT)	447,740	20,251,729
Great Portland Estates plc (REIT)	1,735,558	18,258,601
Hammerson plc (REIT)	2,048,113	18,936,258
Land Securities Group plc (REIT)	2,633,226	44,873,762
Safestore Holdings plc (REIT)	2,113,000	8,347,644
Unite Group plc	366,558	2,654,934

		136,629,078

United States—48.7%
American Homes 4 Rent (REIT) - Class A	161,700	2,702,007
AvalonBay Communities, Inc. (REIT) (a)	219,798	28,863,873
BioMed Realty Trust, Inc. (REIT)	704,400	14,433,156
Boston Properties, Inc. (REIT)	262,500	30,064,125
Brandywine Realty Trust (REIT) (a)	748,200	10,818,972
BRE Properties, Inc. (REIT)	318,046	19,966,928
Brixmor Property Group, Inc. (REIT)	418,300	8,922,339
DCT Industrial Trust, Inc. (REIT)	1,146,800	9,036,784
DDR Corp. (REIT) (a)	1,206,300	19,879,824
Douglas Emmett, Inc. (REIT)	596,000	16,175,440
Duke Realty Corp. (REIT)	1,250,300	21,105,064
Equity Residential (REIT)	877,100	50,863,029
Essex Property Trust, Inc. (REIT) (a)	90,790	15,438,840
Extended Stay America, Inc.	76,300	1,737,351
Federal Realty Investment Trust (REIT)	47,634	5,464,573
General Growth Properties, Inc. (REIT)	1,575,532	34,661,704
HCP, Inc. (REIT)	223,300	8,661,807
Health Care REIT, Inc. (REIT)	630,200	37,559,920
Healthcare Realty Trust, Inc. (REIT)	544,800	13,156,920
Healthcare Trust of America, Inc. (REIT) - Class A (a)	556,300	6,336,257
Highwoods Properties, Inc. (REIT) (a)	234,278	8,998,618
Hilton Worldwide Holdings, Inc. (a) (c)	704,700	15,672,528

MIST-61

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

United States—(Continued)
Host Hotels & Resorts, Inc. (REIT) (a)	2,501,071	$50,621,677
Kilroy Realty Corp. (REIT) (a)	492,300	28,838,934
Kimco Realty Corp. (REIT)	902,100	19,737,948
Lexington Realty Trust (REIT) (a)	974,700	10,633,977
Liberty Property Trust (REIT)	533,800	19,729,248
Macerich Co. (The) (REIT)	390,088	24,314,185
Pebblebrook Hotel Trust (REIT) (a)	236,000	7,969,720
Post Properties, Inc. (REIT)	291,100	14,293,010
ProLogis, Inc. (REIT)	1,132,868	46,255,000
Public Storage (REIT)	116,700	19,662,783
Ramco-Gershenson Properties Trust (REIT)	328,400	5,352,920
Senior Housing Properties Trust (REIT)	244,200	5,487,174
Simon Property Group, Inc. (REIT)	438,273	71,876,772
SL Green Realty Corp. (REIT) (a)	362,460	36,470,725
Spirit Realty Capital, Inc. (REIT)	1,531,000	16,810,380
Starwood Hotels & Resorts Worldwide, Inc.	116,100	9,241,560
Strategic Hotels & Resorts, Inc. (REIT) (c)	1,057,100	10,771,849
Sunstone Hotel Investors, Inc. (REIT)	682,700	9,373,471
Tanger Factory Outlet Centers, Inc. (REIT) (a)	192,720	6,745,200
Taubman Centers, Inc. (REIT)	180,213	12,757,278
UDR, Inc. (REIT)	1,187,275	30,667,313
Ventas, Inc. (REIT)	60,279	3,651,099
Vornado Realty Trust (REIT)	406,869	40,101,009
Weyerhaeuser Co. (REIT)	182,900	5,368,115

		887,251,406

Total Common Stocks (Cost $1,552,793,857)		1,808,100,126

Short-Term Investments—6.6%

Mutual Fund—6.1%
State Street Navigator Securities Lending MET Portfolio (d)	111,805,028	111,805,028

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $8,484,000 on 04/01/14, collateralized by $8,910,000 Federal Home Loan Mortgage Corp. at 1.650% due 11/15/19 with a value of $8,653,838.	8,484,000	8,484,000

Total Short-Term Investments (Cost $120,289,028)		120,289,028

Total Investments—105.7% (Cost $1,673,082,885) (e)		1,928,389,154
Other assets and liabilities (net)—(5.7)%		(104,183,758)

Net Assets—100.0%		$1,824,205,396

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $116,619,286 and the collateral received consisted of cash in the amount of $111,805,028 and non-cash collateral with a value of $7,508,456. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Illiquid security. As of March 31, 2014, these securities represent 0.7% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $1,673,082,885. The aggregate unrealized appreciation and depreciation of investments were $273,271,118 and $(17,964,849), respectively, resulting in net unrealized appreciation of $255,306,269.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2014	% of Net Assets
Retail REIT’s	21.9
Diversified REIT’s	17.0
Office REIT’s	13.7
Diversified Real Estate Activities	12.5
Specialized REIT’s	10.2
Residential REIT’s	9.4
Real Estate Operating Companies	7.0
Industrial REIT’s	5.0
Hotels, Resorts & Cruise Lines	1.5
Real Estate Development	0.7

MIST-62

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$116,049,069	$—	$116,049,069
Canada	31,446,138	—	—	31,446,138
France	6,970,517	95,329,807	—	102,300,324
Germany	—	16,288,122	—	16,288,122
Hong Kong	—	115,947,998	—	115,947,998
Japan	—	290,483,626	—	290,483,626
Netherlands	—	24,167,607	—	24,167,607
Singapore	—	57,161,303	—	57,161,303
Sweden	—	18,850,887	—	18,850,887
Switzerland	—	11,524,568	—	11,524,568
United Kingdom	—	136,629,078	—	136,629,078
United States	887,251,406	—	—	887,251,406
Total Common Stocks	925,668,061	882,432,065	—	1,808,100,126
Short-Term Investments
Mutual Fund	111,805,028	—	—	111,805,028
Repurchase Agreement	—	8,484,000	—	8,484,000
Total Short-Term Investments	111,805,028	8,484,000	—	120,289,028
Total Investments	$1,037,473,089	$890,916,065	$—	$1,928,389,154

Collateral for securities loaned (Liability)	$—	$(111,805,028)	$—	$(111,805,028)

MIST-63

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Engility Holdings, Inc. (a)	57,266	$2,579,833
L-3 Communications Holdings, Inc.	398,600	47,094,590

		49,674,423

Biotechnology—18.7%
Agios Pharmaceuticals, Inc. (a) (b)	30,800	1,205,820
Amgen, Inc.	1,132,300	139,657,882
Biogen Idec, Inc. (a)	740,060	226,362,152
ImmunoGen, Inc. (a) (b)	314,600	4,696,978
Isis Pharmaceuticals, Inc. (a) (b)	319,335	13,798,465
Vertex Pharmaceuticals, Inc. (a)	588,972	41,652,100

		427,373,397

Commercial Services & Supplies—2.3%
ADT Corp. (The) (b)	444,312	13,307,144
Tyco International, Ltd.	944,125	40,030,900

		53,338,044

Communications Equipment—0.1%
ARRIS Group, Inc. (a)	122,915	3,463,745

Construction & Engineering—1.1%
Fluor Corp.	328,410	25,527,309

Electronic Equipment, Instruments & Components—2.7%
Dolby Laboratories, Inc. - Class A (a) (b)	295,300	13,140,850
TE Connectivity, Ltd.	805,125	48,476,576

		61,617,426

Energy Equipment & Services—9.4%
Core Laboratories NV	429,970	85,323,247
Frank’s International NV (b)	30,500	755,790
National Oilwell Varco, Inc.	581,878	45,310,840
Weatherford International, Ltd. (a)	4,767,900	82,770,744

		214,160,621

Health Care Equipment & Supplies—2.2%
Covidien plc	658,725	48,521,684
Wright Medical Group, Inc. (a)	56,921	1,768,535

		50,290,219

Health Care Providers & Services—7.6%
UnitedHealth Group, Inc.	2,123,700	174,122,163

Internet & Catalog Retail—1.8%
Liberty Interactive Corp. - Class A (a)	1,176,500	33,965,555
Liberty Ventures - Series A (a)	48,410	6,309,275

		40,274,830

Internet Software & Services—0.9%
Facebook, Inc. - Class A (a)	335,800	20,228,592

Machinery—3.4%
Pall Corp.	684,000	61,197,480
Pentair, Ltd.	213,604	16,947,341

		78,144,821

Media—17.6%
AMC Networks, Inc. - Class A (a)	514,225	37,584,705
Cablevision Systems Corp. - Class A (b)	2,182,300	36,815,401
CBS Corp. - Class B	205,400	12,693,720
Comcast Corp. - Class A	501,100	25,065,022
Comcast Corp. - Special Class A	2,683,100	130,827,956
DIRECTV (a)	584,475	44,665,580
Liberty Global plc - Series A (a)	188,000	7,820,800
Liberty Global plc - Series C (a)	188,000	7,653,480
Liberty Media Corp. - Class A (a)	292,388	38,223,883
Madison Square Garden Co. (The) - Class A (a)	542,750	30,817,345
Starz - Class A (a) (b)	325,388	10,503,525
Viacom, Inc. - Class B	216,100	18,366,339

		401,037,756

Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold, Inc.	487,500	16,121,625
Nucor Corp.	175,200	8,854,608

		24,976,233

Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp.	1,512,460	128,196,110
Newfield Exploration Co. (a)	127,900	4,010,944

		132,207,054

Pharmaceuticals—9.1%
Forest Laboratories, Inc. (a)	1,514,400	139,733,688
Mallinckrodt plc (a)	91,515	5,802,966
Teva Pharmaceutical Industries, Ltd. (ADR)	187,200	9,891,648
Valeant Pharmaceuticals International, Inc. (a)	394,870	52,055,712

		207,484,014

Semiconductors & Semiconductor Equipment—4.3%
Broadcom Corp. - Class A	1,282,645	40,377,665
Cree, Inc. (a) (b)	637,900	36,079,624
Intel Corp.	805,048	20,778,289

		97,235,578

Software—2.5%
Advent Software, Inc. (b)	8,700	255,432
Autodesk, Inc. (a)	610,800	30,039,144
Citrix Systems, Inc. (a)	403,200	23,155,776
Nuance Communications, Inc. (a) (b)	250,000	4,292,500

		57,742,852

MIST-64

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Technology Hardware, Storage & Peripherals—7.0%
SanDisk Corp.	921,290	$74,799,535
Seagate Technology plc (b)	1,528,100	85,818,096

		160,617,631

Total Common Stocks (Cost $1,287,880,309)		2,279,516,708

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (Cost $573,350)	229,340	188,059

Short-Term Investments—4.8%

Mutual Fund—4.6%
State Street Navigator Securities Lending MET Portfolio (c)	104,866,434	104,866,434

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $5,308,000 on 04/01/14, collateralized by $5,575,000 Federal Home Loan Mortgage Corp. at 1.650% due 11/15/19 with a value of $5,414,719.	5,308,000	5,308,000

Total Short-Term Investments (Cost $110,174,434)		110,174,434

Total Investments—104.6% (Cost $1,398,628,093) (d)		2,389,879,201
Other assets and liabilities (net)—(4.6)%		(105,016,562)

Net Assets—100.0%		$2,284,862,639

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $105,022,888 and the collateral received consisted of cash in the amount of $104,866,434 and non-cash collateral with a value of $231,732. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,398,628,093. The aggregate unrealized appreciation and depreciation of investments were $1,001,403,596 and $(10,152,488), respectively, resulting in net unrealized appreciation of $991,251,108.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-65

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,279,516,708	$—	$—	$2,279,516,708
Total Rights*	188,059	—	—	188,059
Short-Term Investments
Mutual Fund	104,866,434	—	—	104,866,434
Repurchase Agreement	—	5,308,000	—	5,308,000
Total Short-Term Investments	104,866,434	5,308,000	—	110,174,434
Total Investments	$2,384,571,201	$5,308,000	$—	$2,389,879,201

Collateral for securities loaned (Liability)	$—	$(104,866,434)	$—	$(104,866,434)

*	See Schedule of Investments for additional detailed categorizations.

MIST-66

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio II

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc.	245,300	$28,982,195

Biotechnology—19.5%
Amgen, Inc.	697,800	86,066,652
Biogen Idec, Inc. (a)	466,800	142,780,116
ImmunoGen, Inc. (a) (b)	185,100	2,763,543
Isis Pharmaceuticals, Inc. (a) (b)	179,000	7,734,590
Vertex Pharmaceuticals, Inc. (a)	343,700	24,306,464

		263,651,365

Commercial Services & Supplies—2.2%
ADT Corp. (The) (b)	257,300	7,706,135
Tyco International, Ltd.	529,000	22,429,600

		30,135,735

Construction & Engineering—1.1%
Fluor Corp.	191,000	14,846,430

Electronic Equipment, Instruments & Components—2.2%
TE Connectivity, Ltd.	489,500	29,472,795

Energy Equipment & Services—7.7%
Core Laboratories NV	134,100	26,610,804
National Oilwell Varco, Inc.	355,000	27,643,850
Weatherford International, Ltd. (a)	2,846,600	49,416,976

		103,671,630

Health Care Equipment & Supplies—2.2%
Covidien plc	407,300	30,001,718

Health Care Providers & Services—7.9%
UnitedHealth Group, Inc.	1,299,400	106,537,806

Internet & Catalog Retail—1.7%
Liberty Interactive Corp. - Class A (a)	690,700	19,940,509
Liberty Ventures - Series A (a)	28,800	3,753,504

		23,694,013

Internet Software & Services—0.9%
Facebook, Inc. - Class A (a)	199,700	12,029,928

Machinery—3.5%
Pall Corp.	410,100	36,691,647
Pentair, Ltd.	126,200	10,012,708

		46,704,355

Media—17.8%
AMC Networks, Inc. - Class A (a) (b)	311,600	22,774,844
Cablevision Systems Corp. - Class A (b)	1,210,800	20,426,196
CBS Corp. - Class B	117,800	7,280,040
Comcast Corp. - Class A	294,100	14,710,882
Comcast Corp. - Special Class A (b)	1,651,300	80,517,388
DIRECTV (a)	354,900	27,121,458
Liberty Global plc - Series A (a) (b)	111,400	4,634,240
Liberty Global plc - Series C (a)	111,400	4,535,094

Media—(Continued)
Liberty Media Corp. - Class A (a)	178,200	23,296,086
Madison Square Garden Co. (The) - Class A (a)	315,400	17,908,412
Starz - Class A (a) (b)	188,500	6,084,780
Viacom, Inc. - Class B	128,600	10,929,714

		240,219,134

Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold, Inc.	283,300	9,368,731
Nucor Corp.	99,500	5,028,730

		14,397,461

Oil, Gas & Consumable Fuels—5.9%
Anadarko Petroleum Corp.	907,400	76,911,224
Newfield Exploration Co. (a)	77,500	2,430,400

		79,341,624

Pharmaceuticals—10.0%
Forest Laboratories, Inc. (a)	981,100	90,526,097
Mallinckrodt plc (a)	52,400	3,322,684
Teva Pharmaceutical Industries, Ltd. (ADR)	110,900	5,859,956
Valeant Pharmaceuticals International, Inc. (a)	268,200	35,356,806

		135,065,543

Semiconductors & Semiconductor Equipment—4.6%
Broadcom Corp. - Class A	752,900	23,701,292
Cree, Inc. (a) (b)	449,300	25,412,408
Intel Corp.	483,300	12,473,973

		61,587,673

Software—2.3%
Autodesk, Inc. (a)	333,500	16,401,530
Citrix Systems, Inc. (a)	212,900	12,226,847
Nuance Communications, Inc. (a) (b)	150,000	2,575,500

		31,203,877

Technology Hardware, Storage & Peripherals—7.1%
SanDisk Corp.	551,900	44,808,761
Seagate Technology plc (b)	920,400	51,689,664

		96,498,425

Total Common Stocks (Cost $1,196,021,699)		1,348,041,707

Short-Term Investments—9.5%

Mutual Fund—9.2%
State Street Navigator Securities Lending MET Portfolio (c)	124,963,251	124,963,251

MIST-67

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio II

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $3,616,000 on 04/01/14, collateralized by $3,745,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $3,691,177.	3,616,000	$3,616,000

Total Short-Term Investments (Cost $128,579,251)		128,579,251

Total Investments—109.3% (Cost $1,324,600,950) (d)		1,476,620,958
Other assets and liabilities (net)—(9.3)%		(126,094,994)

Net Assets—100.0%		$1,350,525,964

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $124,732,694 and the collateral received consisted of cash in the amount of $124,963,251. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,324,600,950. The aggregate unrealized appreciation and depreciation of investments were $179,601,839 and $(27,581,831), respectively, resulting in net unrealized appreciation of $152,020,008.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,348,041,707	$—	$—	$1,348,041,707
Short-Term Investments
Mutual Fund	124,963,251	—	—	124,963,251
Repurchase Agreement	—	3,616,000	—	3,616,000
Total Short-Term Investments	124,963,251	3,616,000	—	128,579,251
Total Investments	$1,473,004,958	$3,616,000	$—	$1,476,620,958

Collateral for securities loaned (Liability)	$—	$(124,963,251)	$—	$(124,963,251)

*	See Schedule of Investments for additional detailed categorizations.

MIST-68

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
Textron, Inc.	467,883	$18,383,123
Triumph Group, Inc.	284,645	18,382,374

		36,765,497

Airlines—1.0%
United Continental Holdings, Inc. (a)	237,931	10,618,861

Auto Components—1.2%
Delphi Automotive plc	183,383	12,444,370

Banks—6.5%
CIT Group, Inc.	28,726	1,408,149
First Republic Bank	200,795	10,840,922
Huntington Bancshares, Inc.	1,345,672	13,416,350
KeyCorp	796,876	11,347,514
M&T Bank Corp. (b)	187,065	22,690,984
Signature Bank (a)	60,690	7,622,057
Zions Bancorporation	63,422	1,964,814

		69,290,790

Beverages—0.6%
Constellation Brands, Inc. - Class A (a)	76,499	6,500,120

Building Products—0.9%
Armstrong World Industries, Inc. (a)	175,398	9,339,943

Capital Markets—3.0%
Invesco, Ltd.	503,862	18,642,894
Raymond James Financial, Inc.	226,679	12,678,156

		31,321,050

Chemicals—2.6%
Ashland, Inc.	65,965	6,562,198
Celanese Corp. - Series A	194,802	10,813,459
Valspar Corp. (The)	138,973	10,022,733

		27,398,390

Commercial Services & Supplies—1.2%
Tyco International, Ltd.	310,771	13,176,690

Communications Equipment—1.3%
F5 Networks, Inc. (a)	47,075	5,019,607
Juniper Networks, Inc. (a)	330,726	8,519,502

		13,539,109

Construction & Engineering—0.5%
KBR, Inc.	213,325	5,691,511

Consumer Finance—1.4%
SLM Corp.	588,256	14,400,507

Containers & Packaging—1.1%
Packaging Corp. of America	158,703	11,167,930

Diversified Financial Services—2.1%
NASDAQ OMX Group, Inc. (The)	350,323	12,940,932
Voya Financial, Inc.	252,943	9,174,242

		22,115,174

Electric Utilities—3.4%
Edison International	193,607	10,960,092
FirstEnergy Corp.	461,522	15,705,594
Xcel Energy, Inc. (b)	322,608	9,794,379

		36,460,065

Electrical Equipment—0.4%
Roper Industries, Inc.	31,034	4,143,349

Energy Equipment & Services—1.8%
Cameron International Corp. (a)	197,721	12,213,226
Oil States International, Inc. (a)	72,194	7,118,329

		19,331,555

Food & Staples Retailing—1.5%
Kroger Co. (The)	373,043	16,283,327

Food Products—1.6%
Ingredion, Inc.	130,140	8,859,931
Tyson Foods, Inc. - Class A	183,067	8,056,779

		16,916,710

Health Care Equipment & Supplies—1.7%
C.R. Bard, Inc.	62,083	9,187,042
CareFusion Corp. (a)	230,085	9,254,019

		18,441,061

Health Care Providers & Services—6.3%
Aetna, Inc.	106,327	7,971,335
Cardinal Health, Inc.	263,117	18,412,928
Cigna Corp.	77,174	6,461,779
Humana, Inc.	126,478	14,256,600
Laboratory Corp. of America Holdings (a)	85,596	8,406,383
Tenet Healthcare Corp. (a)	264,804	11,336,259

		66,845,284

Hotels, Restaurants & Leisure—1.9%
MGM Resorts International (a)	347,762	8,993,125
Starwood Hotels & Resorts Worldwide, Inc.	141,805	11,287,678

		20,280,803

Household Durables—1.6%
Mohawk Industries, Inc. (a)	61,291	8,334,350
Toll Brothers, Inc. (a) (b)	250,563	8,995,212

		17,329,562

Independent Power and Renewable Electricity Producers—0.9%
Calpine Corp. (a)	433,905	9,072,954

MIST-69

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	145,205	$11,520,565

Insurance—9.3%
Arthur J. Gallagher & Co.	217,597	10,353,265
Everest Re Group, Ltd.	78,940	12,081,767
Genworth Financial, Inc. - Class A (a)	553,366	9,811,179
Lincoln National Corp.	364,583	18,473,421
Principal Financial Group, Inc.	403,647	18,563,725
Unum Group	223,763	7,901,072
Validus Holdings, Ltd.	220,257	8,305,891
XL Group plc	434,299	13,571,844

		99,062,164

Internet & Catalog Retail—2.1%
Expedia, Inc.	84,762	6,145,245
Liberty Interactive Corp. - Class A (a)	537,442	15,515,951

		21,661,196

IT Services—1.9%
Global Payments, Inc.	101,901	7,246,180
Xerox Corp.	1,167,636	13,194,287

		20,440,467

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	378,801	21,182,552

Machinery—4.6%
Crane Co.	195,177	13,886,844
Stanley Black & Decker, Inc.	143,763	11,679,306
Terex Corp. (b)	228,683	10,130,657
Timken Co.	217,557	12,788,000

		48,484,807

Media—2.5%
AMC Networks, Inc. - Class A (a)	101,757	7,437,419
Liberty Media Corp. - Class A (a)	89,336	11,678,895
Scripps Networks Interactive, Inc. - Class A	95,662	7,261,703

		26,378,017

Metals & Mining—1.1%
Newmont Mining Corp.	160,713	3,767,113
Reliance Steel & Aluminum Co.	115,890	8,188,787

		11,955,900

Multi-Utilities—2.1%
SCANA Corp. (b)	153,043	7,854,167
Sempra Energy	151,424	14,651,786

		22,505,953

Multiline Retail—0.9%
Macy’s, Inc.	166,695	9,883,347

Oil, Gas & Consumable Fuels—6.1%
Chesapeake Energy Corp.	646,904	16,573,681

Oil, Gas & Consumable Fuels—(Continued)
Cimarex Energy Co.	145,285	17,304,896
EQT Corp.	79,617	7,720,461
Newfield Exploration Co. (a)	68,989	2,163,495
Range Resources Corp.	91,596	7,599,720
Tesoro Corp.	260,926	13,200,246

		64,562,499

Paper & Forest Products—0.8%
Louisiana-Pacific Corp. (a)	486,340	8,204,556

Real Estate Investment Trusts—6.9%
AvalonBay Communities, Inc.	129,087	16,951,705
Camden Property Trust	195,083	13,136,889
DDR Corp.	563,148	9,280,679
Starwood Property Trust, Inc. (b)	397,385	9,374,312
Tanger Factory Outlet Centers, Inc.	213,892	7,486,220
Taubman Centers, Inc.	149,877	10,609,793
Two Harbors Investment Corp.	651,069	6,673,457

		73,513,055

Semiconductors & Semiconductor Equipment—4.2%
Altera Corp.	369,817	13,402,168
Applied Materials, Inc.	472,540	9,649,267
Atmel Corp. (a) (b)	970,440	8,112,878
Maxim Integrated Products, Inc.	414,738	13,736,123

		44,900,436

Software—3.2%
Check Point Software Technologies, Ltd. (a) (b)	117,870	7,971,548
Citrix Systems, Inc. (a)	247,898	14,236,782
PTC, Inc. (a)	142,491	5,048,456
TIBCO Software, Inc. (a)	316,766	6,436,685

		33,693,471

Technology Hardware, Storage & Peripherals—1.0%
NetApp, Inc.	288,467	10,644,432

Textiles, Apparel & Luxury Goods—1.1%
PVH Corp.	93,071	11,612,469

Total Common Stocks (Cost $903,157,808)		1,049,080,498

Short-Term Investments—6.2%

Mutual Fund—5.2%
State Street Navigator Securities Lending MET Portfolio (c)	55,656,543	55,656,543

MIST-70

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $10,344,000 on 04/01/14, collateralized by $10,865,000 Federal Home Loan Mortgage Corp. at 1.650% due 11/15/19 with a value of $10,552,631.	10,344,000	$10,344,000

Total Short-Term Investments (Cost $66,000,543)		66,000,543

Total Investments—105.1% (Cost $969,158,351) (d)		1,115,081,041
Other assets and liabilities (net)—(5.1)%		(54,428,718)

Net Assets—100.0%		$1,060,652,323

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $57,293,860 and the collateral received consisted of cash in the amount of $55,656,543 and non-cash collateral with a value of $2,315,627. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $969,158,351. The aggregate unrealized appreciation and depreciation of investments were $158,042,335 and $(12,119,645), respectively, resulting in net unrealized appreciation of $145,922,690.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,049,080,498	$—	$—	$1,049,080,498
Short-Term Investments
Mutual Fund	55,656,543	—	—	55,656,543
Repurchase Agreement	—	10,344,000	—	10,344,000
Total Short-Term Investments	55,656,543	10,344,000	—	66,000,543
Total Investments	$1,104,737,041	$10,344,000	$—	$1,115,081,041

Collateral for securities loaned (Liability)	$—	$(55,656,543)	$—	$(55,656,543)

*	See Schedule of Investments for additional detailed categorizations.

MIST-71

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Australia—5.2%
AMP, Ltd.	22,638,782	$104,719,780
Orica, Ltd. (a)	4,375,700	88,840,917

		193,560,697

Canada—0.8%
Thomson Reuters Corp. (a)	889,300	30,399,500

France—15.5%
BNP Paribas S.A.	1,180,676	91,273,693
Christian Dior S.A.	179,171	34,541,670
Danone S.A.	1,404,100	99,316,397
Kering	559,600	114,295,349
LVMH Moet Hennessy Louis Vuitton S.A.	501,600	91,312,216
Pernod-Ricard S.A.	757,200	88,217,749
Publicis Groupe S.A.	202,268	18,293,911
Sanofi	410,600	42,907,702

		580,158,687

Germany—10.4%
Allianz SE	792,600	133,948,790
Bayerische Motoren Werke (BMW) AG	791,800	99,950,790
Continental AG	8,600	2,060,793
Daimler AG	1,068,100	100,940,772
SAP AG	643,000	52,046,816

		388,947,961

Ireland—2.5%
Experian plc	5,257,900	94,839,464

Israel—0.6%
Check Point Software Technologies, Ltd. (a) (b)	347,000	23,467,610

Italy—1.9%
Intesa Sanpaolo S.p.A.	20,544,800	69,767,251

Japan—13.0%
Canon, Inc.	3,388,900	104,879,837
Daiwa Securities Group, Inc.	10,787,000	93,688,279
Honda Motor Co., Ltd.	2,926,600	102,901,940
Meitec Corp. (a)	347,100	9,898,622
Olympus Corp. (b)	1,585,900	51,078,701
Omron Corp.	89,000	3,663,055
Secom Co., Ltd.	231,500	13,321,814
Toyota Motor Corp.	1,915,000	107,773,846

		487,206,094

Netherlands—7.3%
Akzo Nobel NV	204,175	16,728,983
CNH Industrial NV (a) (b)	9,812,900	113,069,043
Heineken Holding NV	1,043,857	67,417,215
Koninklijke Ahold NV	1,884,421	37,879,681

Netherlands—(Continued)
Koninklijke Philips NV	1,064,641	37,453,615

		272,548,537

South Korea—2.6%
Samsung Electronics Co., Ltd.	75,820	95,879,595

Sweden—4.3%
Atlas Copco AB - B Shares	2,008,694	55,080,351
Hennes & Mauritz AB - B Shares	972,600	41,449,498
SKF AB - B Shares (a)	2,445,300	62,680,753

		159,210,602

Switzerland—19.4%
Adecco S.A. (b)	458,925	38,276,896
Cie Financiere Richemont S.A.	1,075,700	103,000,444
Credit Suisse Group AG (b)	6,341,409	205,346,702
Geberit AG	14,400	4,721,465
Givaudan S.A. (b)	24,822	38,434,467
Holcim, Ltd. (b)	1,235,100	102,562,958
Kuehne & Nagel International AG	690,600	96,748,102
Nestle S.A.	982,800	74,052,857
Novartis AG	409,800	34,806,531
Schindler Holding AG	126,700	18,715,677
Wolseley plc	139,376	7,947,564

		724,613,663

United Kingdom—14.5%
Diageo plc	3,640,400	112,986,369
GlaxoSmithKline plc	2,007,300	53,473,764
Lloyds Banking Group plc (b)	61,113,800	76,706,619
Schroders plc	1,266,462	54,935,005
Schroders plc (non-voting shares)	10,427	350,940
Smiths Group plc	2,073,167	44,014,096
Tesco plc (a)	20,380,700	100,445,449
Willis Group Holdings plc	1,908,200	84,208,866
WPP plc	827,700	17,123,355

		544,244,463

Total Common Stocks (Cost $3,167,885,398)		3,664,844,124

Short-Term Investments—2.6%

Mutual Fund—1.0%
State Street Navigator Securities Lending MET Portfolio (c)	36,225,966	36,225,966

MIST-72

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $59,395,000 on 04/01/14, collateralized by $60,595,000 U.S. Government Obligations with rates ranging from 0.625% - 1.000%, maturity dates ranging from 08/26/16 - 08/31/16 with a value of $60,584,306.	59,395,000	$59,395,000

Total Short-Term Investments (Cost $95,620,966)		95,620,966

Total Investments—100.6% (Cost $3,263,506,364) (d)		3,760,465,090
Other assets and liabilities (net)—(0.6)%		(21,953,608)

Net Assets—100.0%		$3,738,511,482

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $45,548,902 and the collateral received consisted of cash in the amount of $36,225,966 and non-cash collateral with a value of $11,422,914. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $3,263,506,364. The aggregate unrealized appreciation and depreciation of investments were $540,701,811 and $(43,743,085), respectively, resulting in net unrealized appreciation of $496,958,726.

Ten Largest Industries as of March 31, 2014	% of Net Assets
Automobiles	11.0
Capital Markets	9.5
Textiles, Apparel & Luxury Goods	9.2
Insurance	8.6
Beverages	7.2
Machinery	6.7
Banks	6.4
Food Products	4.6
Chemicals	3.8
Professional Services	3.8

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
SEK	88,000,000	State Street Bank and Trust	06/18/14	$13,421,385	$158,571

Contracts to Deliver
AUD	66,300,000	State Street Bank and Trust	09/17/14	$58,350,630	$(2,435,499)
CHF	231,000,000	State Street Bank and Trust	12/17/14	265,364,732	3,413,044
SEK	350,000,000	State Street Bank and Trust	06/18/14	53,392,727	(618,463)
SEK	40,000,000	State Street Bank and Trust	06/18/14	6,201,743	29,035

Net Unrealized Appreciation					$546,688

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(SEK)—	Swedish Krona

MIST-73

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$193,560,697	$—	$193,560,697
Canada	30,399,500	—	—	30,399,500
France	—	580,158,687	—	580,158,687
Germany	—	388,947,961	—	388,947,961
Ireland	—	94,839,464	—	94,839,464
Israel	23,467,610	—	—	23,467,610
Italy	—	69,767,251	—	69,767,251
Japan	—	487,206,094	—	487,206,094
Netherlands	—	272,548,537	—	272,548,537
South Korea	—	95,879,595	—	95,879,595
Sweden	—	159,210,602	—	159,210,602
Switzerland	—	724,613,663	—	724,613,663
United Kingdom	84,208,866	460,035,597	—	544,244,463
Total Common Stocks	138,075,976	3,526,768,148	—	3,664,844,124
Short-Term Investments
Mutual Fund	36,225,966	—	—	36,225,966
Repurchase Agreement	—	59,395,000	—	59,395,000
Total Short-Term Investments	36,225,966	59,395,000	—	95,620,966
Total Investments	$174,301,942	$3,586,163,148	$—	$3,760,465,090

Collateral for securities loaned (Liability)	$—	$(36,225,966)	$—	$(36,225,966)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,600,650	$—	$3,600,650
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,053,962)	—	(3,053,962)
Total Forward Contracts	$—	$546,688	$—	$546,688

MIST-74

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Commodity-Linked Securities—2.6% of Net Assets

Security Description	Principal Amount*/ Shares	Value
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 01/13/15	3,780,000	$4,588,542
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 12/11/14	5,387,855	6,712,729
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 05/12/14	11,540,387	16,266,723
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 12/19/14	5,750,000	7,154,959

Total Commodity-Linked Securities (Cost $26,458,242)		34,722,953

Municipals—2.4%
Gainesville & Hall County, GA, Development Authority Revenue 0.130%, 03/01/21 (a)	24,300,000	24,300,000
Minnesota State Office of Higher Education Revenue 0.100%, 08/01/47 (a)	7,912,000	7,912,000

Total Municipals (Cost $32,212,000)		32,212,000

U.S. Treasury & Government Agencies—0.6%

U.S. Treasury—0.6%
U.S. Treasury Notes 0.090%, 01/31/16 (a) (b) (Cost $7,918,823)	7,920,000	7,915,581

Short-Term Investments—89.5%

Mutual Funds—19.3%
Premier Portfolio, Institutional Class 0.018% (c) (d)	37,569,952	37,569,952
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio, Institutional Class 0.040% (c) (d)	177,927,384	177,927,384
STIT-Liquid Assets Portfolio, Institutional Class 0.069% (c) (d)	37,569,952	37,569,952

		253,067,288

U.S. Treasury—7.1%
U.S. Treasury Bills 0.053%, 07/31/14 (b) (e)	13,270,000	13,267,658
0.056%, 07/17/14 (b) (e)	8,660,000	8,658,584
0.061%, 06/26/14 (e)	4,020,000	4,019,424
0.061%, 07/24/14 (e)	8,660,000	8,658,354
0.066%, 07/03/14 (b) (e)	4,020,000	4,019,325
0.066%, 08/07/14 (e)	13,270,000	13,266,933
0.071%, 06/12/14 (e)	3,880,000	3,879,457
0.071%, 07/10/14 (e)	4,140,000	4,139,195
0.072%, 08/28/14 (e)	15,546,000	15,541,432
0.081%, 06/12/14 (e)	4,120,000	4,119,341
0.086%, 06/19/14 (b) (e)	8,880,000	8,878,344
0.099%, 01/08/15 (b) (e)	4,330,000	4,326,693

		92,774,740

Commercial Paper—63.1%
Alpine Securitization Corp. 0.112%, 04/11/14 (e)	30,000,000	29,999,083
ANZ New Zealand International, Ltd. 0.162%, 04/11/14 (144A) (e)	9,500,000	9,499,578
Barton Capital Corp. 0.010%, 09/29/14 (e)	39,000,000	39,000,000
Cancara Asset Securitisation LLC 0.142%, 05/12/14 (144A) (e)	40,000,000	39,993,622
Chevron Corp. 0.071%, 05/02/14 (144A) (e)	33,000,000	32,998,011
Ciesco LLC 0.183%, 06/11/14 (e)	40,000,000	39,985,800
Collateralized Commercial Paper II Co. LLC 0.325%, 08/01/14 (e)	10,700,000	10,688,397
CRC Funding LLC 0.112%, 04/15/14 (e)	40,000,000	39,998,289
Gotham Funding Corp. 0.172%, 05/05/14 (e)	40,000,000	39,993,578
ING (U.S.) Funding LLC 0.183%, 06/05/14 (e)	20,000,000	19,993,500
0.208%, 05/14/14 (e)	15,000,000	14,996,327
0.213%, 05/19/14 (e)	5,000,000	4,998,600
Jupiter Securitization Co. LLC 0.223%, 09/10/14 (e)	25,000,000	24,975,250
Macquarie Bank, Ltd. 0.173%, 05/28/14 (e)	3,750,000	3,748,991
Manhattan Asset Funding Co. LLC 0.162%, 05/12/14 (e)	8,000,000	7,998,542
National Australia Funding Delaware, Inc. 0.188%, 05/12/14 (144A) (e)	40,000,000	39,991,572
Natixis US Finance Co. LLC 0.152%, 05/07/14 (e)	40,000,000	39,994,000
Old Line Funding LLC 0.183%, 05/23/14 (144A) (e)	20,000,000	19,994,800
0.223%, 09/16/14 (e)	22,000,000	21,977,413
PACCAR Financial Corp. 0.071%, 04/25/14 (e)	23,000,000	22,998,927

MIST-75

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Regency Markets No. 1 LLC 0.142%, 04/14/14 (144A) (e)	32,900,000	$32,898,337
Salisbury Receivables Co. LLC 0.183%, 04/22/14 (e)	15,000,000	14,998,425
0.183%, 05/07/14 (e)	20,000,000	19,996,400
Sheffield Receivables Corp. 0.172%, 04/22/14 (e)	10,000,000	9,999,008
0.183%, 06/11/14 (e)	18,000,000	17,993,610
Siemens Capital Co. LLC 0.051%, 04/08/14 (e)	30,100,000	30,099,707
Societe Generale North America, Inc. 0.124%, 05/05/14 (e)	19,020,000	19,017,844
Svenska Handelsbanken AB 0.155%, 05/20/14 (e)	40,000,000	40,000,272
The Coca-Cola Co. 0.061%, 04/16/14 (144A) (e)	7,000,000	6,999,825
0.193%, 09/03/14 (144A) (e)	10,000,000	9,991,819
Thunder Bay Funding LLC 0.234%, 09/05/14 (e)	30,000,000	29,969,908
Total Capital Canada, Ltd. 0.061%, 04/24/14 (144A) (e)	28,000,000	27,998,927
Toyota Motor Credit Corp. 0.254%, 09/30/14 (e)	25,000,000	24,968,403
Versailles Commercial Paper LLC 0.172%, 04/01/14 (144A) (e)	6,000,000	6,000,000
Wal-Mart Stores, Inc. 0.061%, 04/16/14 (e)	34,000,000	33,999,150

		828,755,915

Total Short-Term Investments (Cost $1,174,597,943)		1,174,597,943

Total Investments—95.1% (Cost $1,241,187,008) (f)		1,249,448,477
Other assets and liabilities (net)—4.9%		64,331,774

Net Assets—100.0%		$1,313,780,251

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2014, the market value of securities pledged was $11,383,497.
(c)	Affiliated Issuer.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2014.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	As of March 31, 2014, the aggregate cost of investments was $1,241,187,008. The aggregate unrealized appreciation and depreciation of investments were $8,264,711 and $(3,242), respectively, resulting in net unrealized appreciation of $8,261,469.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $226,366,491, which is 17.2% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

The Portfolio invests in commodity-related instruments through its investment in the Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/14	2,065	AUD	237,126,399	$1,372,795
Brent Crude Oil Futures	08/14/14	277	USD	30,037,871	(556,761)
Canada Government Bond 10 Year Futures	06/19/14	1,830	CAD	236,930,904	760,738
Euro Stoxx 50 Index Futures	06/20/14	2,530	EUR	74,705,694	5,130,789
Euro-Bund Futures	06/06/14	1,067	EUR	152,445,580	745,143
FTSE 100 Index Futures	06/20/14	993	GBP	64,516,615	767,456
Gas Oil Futures	05/12/14	192	USD	17,265,089	(81,089)
Gasoline RBOB Futures	04/30/14	170	USD	20,557,148	276,658
Hang Seng Index Futures	04/29/14	471	HKD	513,772,772	982,947

MIST-76

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Japanese Government 10 Year Bond Futures	06/11/14	107	JPY	15,491,177,011	$(163,126)
NY Harbor ULSD Heating Oil Futures	04/30/14	38	USD	4,841,147	(165,187)
Russell 2000 Mini Index Futures	06/20/14	513	USD	60,679,875	(633,225)
S&P 500 E-Mini Index Futures	06/20/14	758	USD	70,084,599	583,741
Silver Futures	05/28/14	288	USD	31,598,796	(3,155,916)
TOPIX Index Futures	06/12/14	627	JPY	7,675,011,325	(1,280,834)
U.S. Treasury Long Bond Futures	06/19/14	795	USD	104,720,903	1,188,004
United Kingdom Long Gilt Bond Futures	06/26/14	1,161	GBP	126,451,759	1,187,962
WTI Light Sweet Crude Oil Futures	08/19/14	211	USD	20,993,143	(317,252)

Net Unrealized Appreciation					$6,642,843

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.3300%	05/12/14	Barclays Bank plc	Barclays Commodity Strategy 1452 Index	USD	23,434,622	$564,958	$—	$564,958
Receive	0.5300%	10/09/14	Barclays Bank plc	Barclays Commodity Strategy 1635 Excess Return Index	USD	19,165,815	951,238	—	951,238
Receive	0.3000%	04/11/14	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	23,382,547	639,936	—	639,936
Receive	0.6000%	10/31/14	Goldman Sachs International	Goldman Sachs Alpha Basket B472 Excess Return Strategy	USD	13,180,087	247,450	—	247,450
Receive	0.000%	06/26/14	Goldman Sachs International	LIFFE Long Gilt Futures Contract	GBP	5,560,522	42,525	(8,157)	50,682
Receive	0.000%	04/30/14	Goldman Sachs International	Hang Sang Index Futures	HKD	278,704,199	461,652	(1,893)	463,545
Receive	0.4900%	10/16/14	JPMorgan Chase Bank N.A.	JPMorgan Bespoke Commodity JMAB 165 Index	USD	5,689,486	127,001	—	127,001
Receive	0.2500%	05/07/14	Merrill Lynch International	MLCX Dynamic Enhanced Copper Excess Return Index	USD	25,280,736	119,670	—	119,670
Receive	0.1400%	02/24/15	Merrill Lynch International	Merrill Lynch Gold Excess Return Index	USD	22,176,387	181,370	—	181,370
Receive	0.0900%	04/22/14	JPMorgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	18,091,512	(376,724)	—	(376,724)
Receive	0.1200%	05/16/14	Cargill, Inc.	Single Commodity Index Excess Return	USD	7,789,480	—	—	—

Totals							$2,959,076	$(10,050)	$2,969,126

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-77

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Commodity-Linked Securities*	$—	$34,722,953	$—	$34,722,953
Total Municipals	—	32,212,000	—	32,212,000
Total U.S. Treasury & Government Agencies*	—	7,915,581	—	7,915,581
Short-Term Investments
Mutual Funds	253,067,288	—	—	253,067,288
U.S. Treasury	—	92,774,740	—	92,774,740
Commercial Paper	—	828,755,915	—	828,755,915
Total Short-Term Investments	253,067,288	921,530,655	—	1,174,597,943
Total Investments	$253,067,288	$996,381,189	$—	$1,249,448,477

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,996,233	$—	$—	$12,996,233
Futures Contracts (Unrealized Depreciation)	(6,353,390)	—	—	(6,353,390)
Total Futures Contracts	$6,642,843	$—	$—	$6,642,843
Swap Contracts
Swap Contracts at Value (Assets)	$—	$3,335,800	$—	$3,335,800
Swap Contracts at Value (Liabilities)	—	(376,724)	—	(376,724)
Total Swap Contracts	$—	$2,959,076	$—	$2,959,076

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-78

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Honeywell International, Inc.	232,593	$21,575,327
Textron, Inc.	843,324	33,134,200

		54,709,527

Auto Components—1.1%
Johnson Controls, Inc.	593,147	28,067,716

Automobiles—1.9%
General Motors Co.	1,481,699	51,000,080

Banks—15.0%
Bank of America Corp.	2,772,541	47,687,705
Citigroup, Inc.	2,190,403	104,263,183
Fifth Third Bancorp	1,394,061	31,993,700
JPMorgan Chase & Co.	1,475,949	89,604,864
PNC Financial Services Group, Inc. (The)	532,990	46,370,130
U.S. Bancorp	325,882	13,967,302
Wells Fargo & Co.	1,265,026	62,922,393

		396,809,277

Capital Markets—5.7%
Bank of New York Mellon Corp. (The)	1,758,149	62,045,078
Goldman Sachs Group, Inc. (The)	158,474	25,965,965
Morgan Stanley	1,320,371	41,155,964
State Street Corp.	287,678	20,008,005

		149,175,012

Communications Equipment—1.5%
Cisco Systems, Inc.	1,823,977	40,875,325

Diversified Telecommunication Services—1.7%
AT&T, Inc.	283,489	9,941,959
Verizon Communications, Inc.	574,065	27,308,272
Vivendi S.A.	284,153	7,926,975

		45,177,206

Electric Utilities—1.7%
FirstEnergy Corp.	403,643	13,735,971
PPL Corp.	971,962	32,210,821

		45,946,792

Electrical Equipment—1.2%
Emerson Electric Co.	472,570	31,567,676

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc. (a)	1,497,109	31,169,809

Energy Equipment & Services—5.5%
Halliburton Co.	1,103,101	64,961,618
Noble Corp. plc	300,003	9,822,098
Weatherford International, Ltd. (b)	4,056,352	70,418,271

		145,201,987

Food & Staples Retailing—1.8%
CVS Caremark Corp.	644,925	48,279,086

Food Products—3.3%
ConAgra Foods, Inc.	1,324,253	41,091,571
Mondelez International, Inc. - Class A	641,949	22,179,338
Tyson Foods, Inc. - Class A	29,713	1,307,669
Unilever NV (a)	531,403	21,851,291

		86,429,869

Health Care Providers & Services—4.8%
Cardinal Health, Inc.	226,299	15,836,404
Express Scripts Holding Co. (b)	274,846	20,638,186
UnitedHealth Group, Inc.	698,394	57,261,324
WellPoint, Inc.	341,668	34,013,050

		127,748,964

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	1,032,789	39,101,392

Household Durables—0.6%
Newell Rubbermaid, Inc.	529,687	15,837,641

Industrial Conglomerates—2.1%
General Electric Co.	2,089,203	54,089,466

Insurance—2.9%
Aflac, Inc.	249,467	15,726,400
Allstate Corp. (The)	907,654	51,355,063
Travelers Cos., Inc. (The)	110,513	9,404,656

		76,486,119

Internet Software & Services—2.1%
eBay, Inc. (b)	691,423	38,194,207
Yahoo!, Inc. (b)	443,658	15,927,322

		54,121,529

Machinery—1.3%
Ingersoll-Rand plc	597,691	34,211,833

Media—7.0%
Comcast Corp. - Class A	735,614	36,795,412
Time Warner Cable, Inc.	251,522	34,503,788
Time Warner, Inc.	278,149	18,171,474
Twenty-First Century Fox, Inc. - Class B	1,081,391	33,652,888
Viacom, Inc. - Class B	711,654	60,483,474

		183,607,036

Metals & Mining—1.2%
Alcoa, Inc. (a)	2,540,512	32,696,389

Multi-Utilities—0.8%
PG&E Corp.	496,137	21,433,118

Multiline Retail—1.8%
Kohl’s Corp. (a)	500,579	28,432,887
Target Corp.	307,096	18,582,379

		47,015,266

MIST-79

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—10.8%
BP plc (ADR)	1,088,444	$52,354,156
Chevron Corp.	270,486	32,163,490
Murphy Oil Corp.	571,561	35,928,325
Occidental Petroleum Corp.	324,860	30,955,909
QEP Resources, Inc.	937,177	27,590,491
Royal Dutch Shell plc (ADR)	700,581	51,184,448
Suncor Energy, Inc.	1,545,629	54,035,190

		284,212,009

Paper & Forest Products—1.0%
International Paper Co.	567,432	26,033,780

Pharmaceuticals—10.3%
Bristol-Myers Squibb Co.	704,180	36,582,151
GlaxoSmithKline plc (ADR)	476,780	25,474,355
Merck & Co., Inc.	1,085,715	61,636,041
Novartis AG	471,300	40,030,059
Pfizer, Inc.	1,430,286	45,940,786
Roche Holding AG (ADR) (a)	715,107	26,973,836
Sanofi (ADR)	686,992	35,915,942

		272,553,170

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	949,909	24,517,151

Software—2.4%
Autodesk, Inc. (b)	314,465	15,465,389
Microsoft Corp.	1,199,065	49,149,674

		64,615,063

Technology Hardware, Storage & Peripherals—1.9%
Hewlett-Packard Co.	1,588,702	51,410,397

Wireless Telecommunication Services—0.3%
Vodafone Group plc (ADR) (b)	198,356	7,301,484

Total Common Stocks (Cost $1,827,854,183)		2,571,401,169

Short-Term Investments—4.9%

Mutual Fund—2.2%
State Street Navigator Securities Lending MET Portfolio (c)	57,899,428	57,899,428

Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $70,625,000 on 04/01/14, collateralized by $66,000,000 U.S. Government Agency obligations with rates ranging from 0.250% - 4.875%, maturity dates ranging from 06/30/14 - 10/31/17 with a value of $72,040,311.	70,625,000	70,625,000

Total Short-Term Investments (Cost $128,524,428)		128,524,428

Total Investments—102.3% (Cost $1,956,378,611) (d)		2,699,925,597
Other assets and liabilities (net)—(2.3)%		(59,674,394)

Net Assets—100.0%		$2,640,251,203

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $56,816,430 and the collateral received consisted of cash in the amount of $57,899,428. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,956,378,611. The aggregate unrealized appreciation and depreciation of investments were $749,441,925 and $(5,894,939), respectively, resulting in net unrealized appreciation of $743,546,986.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-80

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	15,624,814	Barclays Bank plc	04/28/14	$13,912,913	$(211,940)
CAD	15,921,117	Canadian Imperial Bank of Commerce	04/28/14	14,175,982	(216,730)
CAD	15,624,813	Goldman Sachs International	04/28/14	13,914,945	(209,908)
CHF	16,634,372	Barclays Bank plc	04/28/14	18,821,570	1,597
CHF	16,265,957	Citibank N.A.	04/28/14	18,404,297	1,145
CHF	16,265,956	Goldman Sachs International	04/28/14	18,404,567	1,416
EUR	17,410,160	Barclays Bank plc	04/28/14	24,004,676	20,935
EUR	17,410,161	Canadian Imperial Bank of Commerce	04/28/14	23,999,907	16,164
EUR	17,410,161	Citibank N.A.	04/28/14	24,006,888	23,145
EUR	17,387,886	Goldman Sachs International	04/28/14	23,974,487	21,430
GBP	10,766,517	Barclays Bank plc	04/28/14	17,750,606	(195,248)
GBP	10,766,517	Canadian Imperial Bank of Commerce	04/28/14	17,755,171	(190,683)
GBP	10,664,188	Citibank N.A.	04/28/14	17,584,777	(190,513)
GBP	10,766,517	Goldman Sachs International	04/28/14	17,752,695	(193,160)

Net Unrealized Depreciation					$(1,322,350)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-81

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$54,709,527	$—	$—	$54,709,527
Auto Components	28,067,716	—	—	28,067,716
Automobiles	51,000,080	—	—	51,000,080
Banks	396,809,277	—	—	396,809,277
Capital Markets	149,175,012	—	—	149,175,012
Communications Equipment	40,875,325	—	—	40,875,325
Diversified Telecommunication Services	37,250,231	7,926,975	—	45,177,206
Electric Utilities	45,946,792	—	—	45,946,792
Electrical Equipment	31,567,676	—	—	31,567,676
Electronic Equipment, Instruments & Components	31,169,809	—	—	31,169,809
Energy Equipment & Services	145,201,987	—	—	145,201,987
Food & Staples Retailing	48,279,086	—	—	48,279,086
Food Products	86,429,869	—	—	86,429,869
Health Care Providers & Services	127,748,964	—	—	127,748,964
Hotels, Restaurants & Leisure	39,101,392	—	—	39,101,392
Household Durables	15,837,641	—	—	15,837,641
Industrial Conglomerates	54,089,466	—	—	54,089,466
Insurance	76,486,119	—	—	76,486,119
Internet Software & Services	54,121,529	—	—	54,121,529
Machinery	34,211,833	—	—	34,211,833
Media	183,607,036	—	—	183,607,036
Metals & Mining	32,696,389	—	—	32,696,389
Multi-Utilities	21,433,118	—	—	21,433,118
Multiline Retail	47,015,266	—	—	47,015,266
Oil, Gas & Consumable Fuels	284,212,009	—	—	284,212,009
Paper & Forest Products	26,033,780	—	—	26,033,780
Pharmaceuticals	232,523,111	40,030,059	—	272,553,170
Semiconductors & Semiconductor Equipment	24,517,151	—	—	24,517,151
Software	64,615,063	—	—	64,615,063
Technology Hardware, Storage & Peripherals	51,410,397	—	—	51,410,397
Wireless Telecommunication Services	7,301,484	—	—	7,301,484
Total Common Stocks	2,523,444,135	47,957,034	—	2,571,401,169

MIST-82

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$57,899,428	$—	$—	$57,899,428
Repurchase Agreement	—	70,625,000	—	70,625,000
Total Short-Term Investments	57,899,428	70,625,000	—	128,524,428
Total Investments	$2,581,343,563	$118,582,034	$—	$2,699,925,597

Collateral for securities loaned (Liability)	$—	$(57,899,428)	$—	$(57,899,428)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$85,832	$—	$85,832
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,408,182)	—	(1,408,182)
Total Forward Contracts	$—	$(1,322,350)	$—	$(1,322,350)

MIST-83

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	546,619	$21,476,661

Air Freight & Logistics—1.0%
UTi Worldwide, Inc. (a)	1,092,010	11,564,386

Auto Components—3.9%
Dana Holding Corp.	601,472	13,996,253
Johnson Controls, Inc.	694,024	32,841,216

		46,837,469

Banks—8.8%
BB&T Corp.	741,729	29,795,254
Comerica, Inc. (a)	640,300	33,167,540
Wintrust Financial Corp.	570,206	27,746,224
Zions Bancorporation	434,251	13,453,096

		104,162,114

Capital Markets—4.8%
Northern Trust Corp.	414,497	27,174,423
Stifel Financial Corp. (a) (b)	587,600	29,238,976

		56,413,399

Chemicals—4.5%
Eastman Chemical Co.	324,360	27,963,076
WR Grace & Co. (b)	259,031	25,688,104

		53,651,180

Construction & Engineering—0.7%
Foster Wheeler AG (b)	264,882	8,587,475

Containers & Packaging—1.7%
Sealed Air Corp.	514,085	16,897,974
Sonoco Products Co.	89,321	3,663,947

		20,561,921

Diversified Telecommunication Services—2.7%
tw telecom, Inc. (b)	1,032,724	32,282,952

Electric Utilities—2.2%
Edison International	470,876	26,656,290

Electrical Equipment—2.2%
Babcock & Wilcox Co. (The) (a)	801,516	26,610,331

Electronic Equipment, Instruments & Components—1.8%
Flextronics International, Ltd. (b)	2,250,362	20,793,345

Food Products—3.5%
ConAgra Foods, Inc.	1,322,071	41,023,863

Gas Utilities—1.3%
ONEOK, Inc.	259,402	15,369,569

Health Care Equipment & Supplies—1.9%
CareFusion Corp. (b)	568,301	22,857,066

Health Care Providers & Services—6.5%
Brookdale Senior Living, Inc. (b)	796,883	26,703,549
HealthSouth Corp. (a)	721,010	25,905,889
Universal Health Services, Inc. - Class B	299,524	24,581,935

		77,191,373

Household Durables—1.8%
Newell Rubbermaid, Inc.	713,702	21,339,690

Insurance—9.1%
ACE, Ltd.	339,215	33,602,638
Fidelity National Financial, Inc. - Class A	555,673	17,470,359
Marsh & McLennan Cos., Inc.	719,292	35,461,096
Willis Group Holdings plc	477,324	21,064,308

		107,598,401

IT Services—2.4%
Teradata Corp. (a) (b)	577,535	28,408,947

Life Sciences Tools & Services—1.7%
PerkinElmer, Inc.	443,272	19,973,836

Machinery—5.0%
Ingersoll-Rand plc	418,238	23,939,943
Snap-on, Inc.	314,736	35,716,241

		59,656,184

Multi-Utilities—1.4%
CenterPoint Energy, Inc.	697,184	16,516,289

Multiline Retail—1.8%
Family Dollar Stores, Inc.	364,017	21,116,626

Oil, Gas & Consumable Fuels—4.7%
Newfield Exploration Co. (b)	855,223	26,819,793
Williams Cos., Inc. (The)	728,660	29,569,023

		56,388,816

Personal Products—0.7%
Avon Products, Inc.	536,762	7,858,196

Professional Services—2.3%
Robert Half International, Inc.	640,663	26,875,813

Real Estate Management & Development—2.7%
Forest City Enterprises, Inc. - Class A (b)	1,675,578	32,003,540

Road & Rail—0.1%
Swift Transportation Co. (a) (b)	55,903	1,383,599

Software—5.2%
Cadence Design Systems, Inc. (a) (b)	1,972,565	30,653,660
Citrix Systems, Inc. (b)	543,996	31,241,690

		61,895,350

MIST-84

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Specialty Retail—6.2%
Advance Auto Parts, Inc.	183,978	$23,273,217
Ascena Retail Group, Inc. (b)	1,779,402	30,748,067
Express, Inc. (b)	1,242,172	19,725,691

		73,746,975

Technology Hardware, Storage & Peripherals—1.3%
Diebold, Inc. (a)	380,550	15,180,140

Total Common Stocks (Cost $1,036,523,902)		1,135,981,796

Short-Term Investments—11.7%

Mutual Fund—7.7%
State Street Navigator Securities Lending MET Portfolio (c)	91,819,253	91,819,253

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $47,043,000 on 04/01/14, collateralized by $47,985,000 U.S. Treasury Note at 0.625% due 08/15/16 with a value of $47,985,000.	47,043,000	47,043,000

Total Short-Term Investments (Cost $138,862,253)		138,862,253

Total Investments—107.4% (Cost $1,175,386,155) (d)		1,274,844,049
Other assets and liabilities (net)—(7.4)%		(88,045,167)

Net Assets—100.0%		$1,186,798,882

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $91,024,456 and the collateral received consisted of cash in the amount of $91,819,253. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,175,386,155. The aggregate unrealized appreciation and depreciation of investments were $119,698,024 and $(20,240,130), respectively, resulting in net unrealized appreciation of $99,457,894.

MIST-85

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,135,981,796	$—	$—	$1,135,981,796
Short-Term Investments
Mutual Fund	91,819,253	—	—	91,819,253
Repurchase Agreement	—	47,043,000	—	47,043,000
Total Short-Term Investments	91,819,253	47,043,000	—	138,862,253
Total Investments	$1,227,801,049	$47,043,000	$—	$1,274,844,049

Collateral for securities loaned (Liability)	$—	$(91,819,253)	$—	$(91,819,253)

*	See Schedule of Investments for additional detailed categorizations.

MIST-86

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Hexcel Corp. (a)	300,299	$13,075,018
TransDigm Group, Inc.	71,060	13,160,312

		26,235,330

Air Freight & Logistics—1.1%
Forward Air Corp. (b)	305,016	14,064,288
HUB Group, Inc. - Class A (a) (b)	130,708	5,227,013

		19,291,301

Auto Components—0.8%
Tenneco, Inc. (a)	232,207	13,484,260

Banks—4.3%
East West Bancorp, Inc.	148,739	5,428,974
Hancock Holding Co.	248,212	9,096,970
Home BancShares, Inc.	383,355	13,195,079
Prosperity Bancshares, Inc. (b)	218,235	14,436,245
SVB Financial Group (a)	141,089	18,169,441
UMB Financial Corp. (b)	221,330	14,320,051

		74,646,760

Biotechnology—5.2%
Acorda Therapeutics, Inc. (a) (b)	232,368	8,809,071
BioMarin Pharmaceutical, Inc. (a)	182,904	12,475,882
Exact Sciences Corp. (a) (b)	434,968	6,163,496
Incyte Corp., Ltd. (a) (b)	389,727	20,858,189
InterMune, Inc. (a) (b)	333,760	11,170,947
Seattle Genetics, Inc. (a) (b)	297,644	13,560,661
United Therapeutics Corp. (a) (b)	188,822	17,754,933

		90,793,179

Building Products—1.0%
AO Smith Corp.	376,187	17,312,126

Capital Markets—3.7%
Affiliated Managers Group, Inc. (a)	63,867	12,776,593
Greenhill & Co., Inc. (b)	172,520	8,967,590
Janus Capital Group, Inc. (b)	1,018,988	11,076,400
SEI Investments Co.	420,292	14,126,014
Stifel Financial Corp. (a)	378,319	18,825,153

		65,771,750

Chemicals—1.6%
PolyOne Corp.	434,849	15,941,564
Rockwood Holdings, Inc.	168,982	12,572,261

		28,513,825

Commercial Services & Supplies—2.5%
Pitney Bowes, Inc. (b)	685,788	17,823,630
Steelcase, Inc. - Class A	832,609	13,829,635
Tetra Tech, Inc. (a)	420,379	12,439,015

		44,092,280

Communications Equipment—1.0%
ARRIS Group, Inc. (a)	608,514	17,147,925

Construction & Engineering—0.9%
MasTec, Inc. (a) (b)	381,260	$16,561,934

Construction Materials—0.8%
Martin Marietta Materials, Inc. (b)	105,914	13,594,062

Containers & Packaging—0.7%
Berry Plastics Group, Inc. (a)	559,851	12,960,551

Distributors—0.8%
Pool Corp.	230,653	14,143,642

Electric Utilities—0.8%
ITC Holdings Corp. (b)	392,992	14,678,251

Electrical Equipment—1.0%
Acuity Brands, Inc. (b)	131,823	17,475,775

Electronic Equipment, Instruments & Components—3.8%
Cognex Corp. (a)	455,081	15,409,043
IPG Photonics Corp. (a) (b)	135,939	9,662,544
Littelfuse, Inc.	171,076	16,019,557
National Instruments Corp. (b)	353,328	10,136,980
SYNNEX Corp. (a)	253,653	15,373,908

		66,602,032

Energy Equipment & Services—3.1%
Atwood Oceanics, Inc. (a)	200,031	10,079,562
Dresser-Rand Group, Inc. (a)	195,110	11,396,375
Dril-Quip, Inc. (a)	145,389	16,298,107
Patterson-UTI Energy, Inc.	518,772	16,434,697

		54,208,741

Food Products—2.3%
Annie’s, Inc. (a) (b)	336,741	13,533,621
B&G Foods, Inc. (b)	350,323	10,548,225
Lancaster Colony Corp. (b)	159,098	15,817,523

		39,899,369

Health Care Equipment & Supplies—4.3%
Insulet Corp. (a) (b)	314,460	14,911,693
Masimo Corp. (a) (b)	349,414	9,542,496
NuVasive, Inc. (a)	366,338	14,071,043
Sirona Dental Systems, Inc. (a) (b)	170,888	12,760,207
STERIS Corp.	285,937	13,653,492
Thoratec Corp. (a)	273,192	9,783,005

		74,721,936

Health Care Providers & Services—4.0%
Chemed Corp. (b)	168,485	15,070,983
Community Health Systems, Inc. (a)	327,301	12,820,380
HealthSouth Corp.	377,363	13,558,653
MEDNAX, Inc. (a)	241,367	14,959,927
VCA Antech, Inc. (a)	452,922	14,597,676

		71,007,619

MIST-87

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.3%
HMS Holdings Corp. (a) (b)	262,190	$4,994,720

Hotels, Restaurants & Leisure—3.6%
Cheesecake Factory, Inc. (The) (b)	259,951	12,381,466
Choice Hotels International, Inc. (b)	197,071	9,065,266
Domino’s Pizza, Inc.	261,074	20,094,866
Jack in the Box, Inc. (a)	352,262	20,762,322

		62,303,920

Household Durables—1.2%
Ethan Allen Interiors, Inc. (b)	320,882	8,166,447
Standard Pacific Corp. (a) (b)	1,579,073	13,122,097

		21,288,544

Insurance—1.5%
American Equity Investment Life Holding Co. (b)	566,664	13,384,604
Protective Life Corp.	259,329	13,638,112

		27,022,716

Internet & Catalog Retail—0.8%
HomeAway, Inc. (a)	372,226	14,021,753

Internet Software & Services—4.2%
Conversant, Inc. (a) (b)	643,148	18,104,616
CoStar Group, Inc. (a)	145,655	27,199,615
Dealertrack Technologies, Inc. (a)	319,301	15,706,416
OpenTable, Inc. (a) (b)	158,921	12,225,793

		73,236,440

IT Services—1.4%
Alliance Data Systems Corp. (a) (b)	51,861	14,129,530
EPAM Systems, Inc. (a)	328,208	10,798,043

		24,927,573

Leisure Products—0.7%
Brunswick Corp.	277,643	12,574,451

Life Sciences Tools & Services—2.3%
PAREXEL International Corp. (a)	270,628	14,638,269
PerkinElmer, Inc.	284,891	12,837,188
Techne Corp.	146,183	12,479,643

		39,955,100

Machinery—5.0%
Crane Co.	198,762	14,141,916
ITT Corp.	427,192	18,266,730
Lincoln Electric Holdings, Inc.	246,329	17,738,151
WABCO Holdings, Inc. (a)	157,629	16,639,317
Wabtec Corp.	275,373	21,341,408

		88,127,522

Marine—0.9%
Kirby Corp. (a) (b)	164,234	16,628,693

Media—0.6%
Sinclair Broadcast Group, Inc. - Class A (b)	409,213	11,085,580

Metals & Mining—0.7%
Carpenter Technology Corp. (b)	185,689	12,262,902

Oil, Gas & Consumable Fuels—2.9%
Energen Corp.	189,829	15,340,081
Oasis Petroleum, Inc. (a)	338,589	14,129,319
Resolute Energy Corp. (a) (b)	663,978	4,780,642
Ultra Petroleum Corp. (a) (b)	602,057	16,189,313

		50,439,355

Pharmaceuticals—1.8%
Jazz Pharmaceuticals plc (a)	81,798	11,343,747
Salix Pharmaceuticals, Ltd. (a) (b)	200,508	20,774,634

		32,118,381

Real Estate Investment Trusts—1.5%
Corrections Corp. of America (b)	421,437	13,199,407
Gaming and Leisure Properties, Inc.	349,285	12,734,931

		25,934,338

Road & Rail—1.6%
Knight Transportation, Inc. (b)	486,780	11,259,221
Swift Transportation Co. (a) (b)	647,017	16,013,671

		27,272,892

Semiconductors & Semiconductor Equipment—3.0%
MKS Instruments, Inc.	301,856	9,022,476
Power Integrations, Inc.	271,824	17,880,582
Silicon Laboratories, Inc. (a)	232,519	12,149,118
Teradyne, Inc. (a) (b)	690,363	13,731,320

		52,783,496

Software—11.6%
ANSYS, Inc. (a)	163,743	12,611,486
Aspen Technology, Inc. (a)	589,317	24,963,468
Cadence Design Systems, Inc. (a) (b)	772,224	12,000,361
CommVault Systems, Inc. (a) (b)	160,829	10,445,843
Informatica Corp. (a)	388,228	14,667,254
Interactive Intelligence Group, Inc. (a)	246,373	17,862,042
Manhattan Associates, Inc. (a)	1,043,706	36,561,021
Mentor Graphics Corp.	579,170	12,753,323
MICROS Systems, Inc. (a) (b)	222,548	11,779,466
MicroStrategy, Inc. - Class A (a)	70,330	8,115,379
Netscout Systems, Inc. (a)	369,757	13,895,468
QLIK Technologies, Inc. (a)	343,227	9,126,406
Qualys, Inc. (a) (b)	347,260	8,830,822
SolarWinds, Inc. (a)	232,284	9,902,267

		203,514,606

Specialty Retail—2.6%
DSW, Inc. - Class A	363,177	13,023,527
Group 1 Automotive, Inc. (b)	175,765	11,540,730

MIST-88

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Monro Muffler Brake, Inc. (b)	226,585	$12,888,155
Vitamin Shoppe, Inc. (a) (b)	163,625	7,775,460

		45,227,872

Technology Hardware, Storage & Peripherals—1.1%
Cray, Inc. (a) (b)	499,743	18,650,409

Textiles, Apparel & Luxury Goods—1.6%
G-III Apparel Group, Ltd. (a)	184,827	13,229,917
Steven Madden, Ltd. (a)	406,770	14,635,584

		27,865,501

Trading Companies & Distributors—1.6%
Watsco, Inc.	140,725	14,059,835
WESCO International, Inc. (a) (b)	164,473	13,687,443

		27,747,278

Wireless Telecommunication Services—1.2%
SBA Communications Corp. - Class A (a)	230,470	20,963,551

Total Common Stocks (Cost $1,102,372,742)		1,734,090,241

Rights—0.0%

Health Care Providers & Services—0.0%
Community Health Systems, Inc., Expires 01/04/16 (a) (Cost $56,941)	876,020	52,999

Short-Term Investments—20.7%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—19.7%
State Street Navigator Securities Lending MET Portfolio (c)	345,321,817	345,321,817

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $16,530,000 on 04/01/14, collateralized by $17,110,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $16,864,095.	16,530,000	16,530,000

Total Short-Term Investments (Cost $361,851,817)		361,851,817

Total Investments—119.6% (Cost $1,464,281,500) (d)		2,095,995,057
Other assets and liabilities (net)—(19.6)%		(343,006,201)

Net Assets—100.0%		$1,752,988,856

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $355,988,464 and the collateral received consisted of cash in the amount of $345,321,817 and non-cash collateral with a value of $12,582,683. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,464,281,500. The aggregate unrealized appreciation and depreciation of investments were $649,385,735 and $(17,672,178), respectively, resulting in net unrealized appreciation of $631,713,557.

MIST-89

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,734,090,241	$—	$—	$1,734,090,241
Total Rights*	52,999	—	—	52,999
Short-Term Investments
Mutual Fund	345,321,817	—	—	345,321,817
Repurchase Agreement	—	16,530,000	—	16,530,000
Total Short-Term Investments	345,321,817	16,530,000	—	361,851,817
Total Investments	$2,079,465,057	$16,530,000	$—	$2,095,995,057

Collateral for securities loaned (Liability)	$—	$(345,321,817)	$—	$(345,321,817)

*	See Schedule of Investments for additional detailed categorizations.

MIST-90

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—63.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.5%
Fannie Mae 10 Yr. Pool 2.240%, 12/01/22	2,000,000	$1,898,188
2.330%, 11/01/22	17,810,000	17,039,148
2.350%, 05/01/23	4,921,538	4,682,379
2.360%, 05/01/23	9,500,000	9,033,330
2.420%, 05/01/23	5,923,465	5,651,863
2.420%, 06/01/23	4,935,274	4,709,122
2.450%, 11/01/22	3,000,000	2,862,178
2.460%, 02/01/23	1,464,999	1,411,362
2.500%, 04/01/23	2,000,000	1,896,224
2.510%, 06/01/23	3,945,974	3,791,992
2.520%, 05/01/23	25,000,000	23,704,436
2.530%, 05/01/23	4,289,000	4,129,671
2.540%, 05/01/23	5,000,000	4,818,165
2.640%, 04/01/23	1,974,506	1,914,768
2.640%, 05/01/23	2,370,446	2,297,498
2.700%, 05/01/23	5,000,000	4,808,545
2.720%, 03/01/23	3,249,571	3,174,990
2.740%, 06/01/23	3,000,000	2,926,944
2.900%, 06/01/22	7,750,745	7,768,825
2.980%, 07/01/22	2,000,000	2,017,642
3.000%, 05/01/22	3,500,000	3,542,358
3.200%, 11/01/20	10,870,882	11,279,731
3.440%, 11/01/21	4,124,652	4,287,131
3.490%, 09/01/23	4,000,000	4,111,558
3.670%, 07/01/23	2,500,000	2,581,904
3.730%, 07/01/22	5,974,745	6,306,134
3.760%, 10/01/23	1,500,000	1,565,414
3.760%, 11/01/23	1,100,000	1,147,561
4.260%, 12/01/19	2,821,736	3,063,223
4.500%, 07/01/21	1,444,546	1,531,883
4.770%, 06/01/19	3,647,537	4,023,589
Fannie Mae 15 Yr. Pool 3.500%, 08/01/26	1,225,509	1,269,033
Fannie Mae 20 Yr. Pool 3.500%, 05/01/33	7,498,172	7,684,683
4.000%, 02/01/31	3,555,868	3,753,252
4.000%, 10/01/32	2,503,200	2,632,539
4.500%, 10/01/30	925,061	991,907
5.000%, 11/01/29	2,209,322	2,419,757
6.000%, 02/01/28	558,892	626,363
6.000%, 07/01/28	755,946	847,684
Fannie Mae 30 Yr. Pool 3.000%, 01/01/43	5,884,510	5,634,866
3.500%, 02/01/33	6,233,566	6,388,584
3.500%, 07/01/42	2,938,817	2,958,698
3.500%, 08/01/42	1,879,615	1,892,331
3.500%, 12/01/42	8,170,767	8,144,076
3.500%, 01/01/43	4,249,108	4,277,852
3.500%, 03/01/43	19,346,712	19,381,155
3.500%, 05/01/43	32,159,850	32,054,777
3.500%, 06/01/43	7,806,526	7,781,240
3.500%, 07/01/43	4,608,873	4,593,941
3.500%, 08/01/43	10,322,788	10,289,257
4.000%, 12/01/40	1,128,195	1,168,830
4.000%, 07/01/42	4,593,144	4,740,665

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 02/01/40	1,030,611	1,105,502
5.000%, 09/01/35	2,679,650	2,924,639
6.000%, 12/01/39	1,176,984	1,308,787
Fannie Mae ARM Pool 0.487%, 05/01/23 (a)	20,875,000	20,844,935
0.537%, 02/01/23 (a)	5,000,000	4,997,589
0.616%, 11/01/23 (a)	4,969,263	4,970,185
0.637%, 08/01/23 (a)	5,000,000	4,998,145
0.857%, 01/01/21 (a)	975,789	973,967
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	2,036,936	2,271,211
Fannie Mae Interest Strip (CMO) 4.500%, 11/01/20 (b)	1,382,845	103,158
Fannie Mae Pool 1.735%, 05/01/20	15,000,000	14,476,403
1.750%, 06/01/20	7,441,990	7,172,760
1.800%, 02/01/20	3,076,349	2,996,169
1.810%, 01/01/20	4,405,744	4,299,764
2.010%, 07/01/19	3,000,000	3,001,704
2.010%, 06/01/20	12,541,000	12,399,021
2.680%, 04/01/19	1,000,000	1,030,728
2.703%, 04/01/23	2,466,779	2,405,764
3.050%, 04/01/22	3,486,228	3,525,745
3.743%, 06/01/18	1,917,550	2,074,508
3.770%, 12/01/20	2,379,086	2,528,057
3.774%, 05/01/22	9,931,336	10,500,757
3.970%, 07/01/21	4,835,602	5,162,574
3.990%, 12/01/20	2,807,420	2,988,997
4.330%, 04/01/20	3,967,017	4,318,510
4.380%, 04/01/21	3,232,564	3,527,804
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	2,923,640	2,168,385
Zero Coupon, 10/25/43 (c)	1,470,386	1,096,794
Zero Coupon, 12/25/43 (c)	3,434,267	2,528,959
0.631%, 03/25/27 (a)	1,024,854	1,009,642
0.654%, 05/25/35 (a)	5,540,521	5,509,943
0.654%, 10/25/42 (a)	1,836,095	1,830,890
1.054%, 03/25/38 (a)	1,169,278	1,183,144
1.154%, 08/25/32 (a)	1,851,674	1,904,103
3.000%, 05/25/26	5,908,549	5,809,870
3.500%, 07/25/24	3,102,303	3,236,549
3.500%, 02/25/43	9,339,132	9,449,231
3.500%, 03/25/43	5,649,891	5,917,797
4.500%, 07/25/38	613,628	636,207
5.000%, 03/25/40	13,200,000	14,319,215
6.000%, 01/25/36	1,269,444	1,312,741
6.376%, 01/25/41 (a) (b)	9,195,654	1,837,746
6.500%, 07/18/28	363,252	413,575
Fannie Mae-ACES 2.207%, 01/25/22	10,000,000	9,451,830
2.280%, 12/27/22	9,391,000	8,759,850
2.389%, 01/25/23 (a)	3,000,000	2,814,927
3.501%, 01/25/24	2,500,000	2,523,217
Freddie Mac 15 Yr. Gold Pool 3.500%, 05/01/26	1,344,851	1,409,552

MIST-91

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	2,594,446	$2,671,158
Freddie Mac 30 Yr. Gold Pool 3.500%, 08/01/42	5,956,937	5,991,386
3.500%, 10/01/42	5,311,768	5,342,486
3.500%, 11/01/42	7,024,130	7,064,750
3.500%, 04/01/43	3,060,874	3,078,575
5.000%, 08/01/39	2,623,886	2,884,182
6.000%, 12/01/39	1,468,122	1,630,700
Freddie Mac ARM Non-Gold Pool 4.008%, 07/01/40 (a)	6,501,404	6,908,970
Freddie Mac Gold Pool 3.500%, 12/01/32	8,177,428	8,318,959
3.500%, 01/01/33	11,320,967	11,516,869
3.500%, 02/01/33	14,951,139	15,209,989
3.500%, 03/01/33	10,454,874	10,635,958
3.500%, 04/01/33	13,231,240	13,460,558
3.500%, 05/01/33	4,897,732	4,982,658
3.500%, 06/01/43	4,825,909	4,813,188
4.000%, 09/01/32	2,486,316	2,593,356
4.000%, 11/01/32	5,959,925	6,205,271
4.000%, 12/01/32	2,961,522	3,083,407
4.000%, 01/01/33	1,346,931	1,402,386
4.000%, 02/01/33	1,227,768	1,278,282
5.000%, 02/01/34	896,791	962,961
Freddie Mac Multifamily Structured Pass-Through Certificates 2.615%, 01/25/23	2,775,000	2,657,465
3.320%, 02/25/23 (a)	4,346,000	4,405,953
Freddie Mac REMICS (CMO) 0.605%, 01/15/41 (a)	772,492	775,391
0.855%, 03/15/24 (a)	1,291,206	1,310,840
3.500%, 12/15/25	1,000,000	1,009,281
3.500%, 12/15/29	1,498,151	1,558,510
3.500%, 08/15/39	4,787,502	4,913,169
3.500%, 01/15/42	235,889	236,196
4.500%, 03/15/40	1,000,000	1,044,432
5.000%, 05/15/22	14,061,699	14,685,138
5.000%, 10/15/34	2,882,695	3,014,437
5.000%, 08/15/35	1,650,000	1,808,855
5.500%, 08/15/39	5,224,165	5,668,219
5.750%, 06/15/35	11,295,703	12,143,999
6.000%, 07/15/35	11,874,682	13,134,277
6.000%, 03/15/36	2,421,214	2,873,669
6.215%, 10/15/37 (a) (b)	9,051,703	1,145,243
6.245%, 11/15/36 (a) (b)	5,824,159	688,791
6.500%, 05/15/28	942,466	1,044,295
6.500%, 03/15/37	1,663,795	1,883,631
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (c)	1,469,528	1,017,885
0.605%, 09/15/42 (a)	9,603,500	9,534,661
0.655%, 08/15/42 (a)	5,558,002	5,527,043
0.655%, 10/15/42 (a)	1,376,645	1,373,644
3.000%, 01/15/43	9,356,973	9,211,039

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool 4.375%, 06/20/63	10,218,352	10,955,300
4.433%, 05/20/63	15,652,384	17,051,927
4.462%, 05/20/63	10,215,392	11,229,024
4.479%, 04/20/63	5,177,730	5,693,509
Government National Mortgage Association (CMO) 0.459%, 08/20/60 (a)	1,262,751	1,261,704
0.459%, 11/20/62 (a)	843,921	843,218
0.499%, 12/20/62 (a)	3,163,933	3,128,276
0.559%, 02/20/62 (a)	9,771,142	9,728,325
0.569%, 03/20/63 (a)	959,004	949,768
0.579%, 02/20/63 (a)	2,542,353	2,516,416
0.609%, 02/20/63 (a)	9,218,581	9,150,447
0.629%, 03/20/63 (a)	4,766,134	4,735,483
0.639%, 04/20/63 (a)	9,637,345	9,579,791
0.657%, 09/20/37 (a)	639,750	643,163
0.659%, 01/20/63 (a)	4,576,875	4,570,673
0.659%, 04/20/63 (a)	9,322,297	9,243,738
0.709%, 04/20/62 (a)	979,717	979,696
0.760%, 02/20/64 (a)	6,114,230	6,130,078
0.800%, 02/20/64 (a)	2,992,525	3,000,033
0.807%, 01/20/64 (a)	1,783,203	1,787,880
0.809%, 07/20/63 (a)	8,055,186	8,074,107
0.811%, 03/20/64 (a)	2,449,000	2,442,878
0.859%, 09/20/63 (a)	4,969,381	4,994,004
0.909%, 09/20/63 (a)	5,024,946	5,062,895
1.650%, 02/20/63	17,058,653	16,613,012
1.650%, 04/20/63	9,956,568	9,683,888
1.750%, 03/20/63	2,489,396	2,430,638
2.000%, 06/20/62	3,693,855	3,684,665
3.500%, 05/20/35	475,865	488,637
4.000%, 03/16/25	1,359,960	1,439,169
4.000%, 02/20/37	483,484	500,766
4.500%, 08/20/33	1,240,692	1,276,762
4.500%, 08/20/34	642,282	652,674
4.500%, 06/20/36	654,499	681,762
4.506%, 04/20/43 (a)	3,192,629	3,411,030
4.711%, 11/20/42 (a)	14,123,232	15,214,562
5.000%, 12/20/33	2,000,000	2,162,170
5.000%, 09/20/38	5,741,715	6,251,442
5.000%, 06/16/39	1,471,386	1,612,571
5.000%, 07/20/39	5,048,761	5,359,629
5.000%, 10/20/39	3,412,024	3,699,559
5.237%, 06/20/40 (a)	6,852,453	7,458,305
5.500%, 02/20/33	450,288	479,202
5.500%, 07/16/33 (b)	1,890,934	385,507
5.500%, 06/20/36	686,379	711,620

		936,192,811

Federal Agencies—1.9%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	42,209,000	36,164,418
Tennessee Valley Authority 1.750%, 10/15/18	850,000	848,100

MIST-92

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority
5.250%, 09/15/39	600,000	$679,433
5.880%, 04/01/36	1,000,000	1,223,025
6.235%, 07/15/45	4,250,000	4,752,435
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	642,927
Zero Coupon, 06/15/35	750,000	288,281

		44,598,619

U.S. Treasury—23.5%
U.S. Treasury Bonds 4.375%, 02/15/38	2,000,000	2,305,312
4.500%, 05/15/38	1,000,000	1,174,062
4.750%, 02/15/37	2,000,000	2,430,624
5.000%, 05/15/37	21,550,000	27,065,464
5.250%, 11/15/28	13,000,000	16,262,194
5.250%, 02/15/29	500,000	625,547
5.500%, 08/15/28	3,000,000	3,837,657
6.125%, 08/15/29	5,000,000	6,817,970
U.S. Treasury Coupon Strips Zero Coupon, 02/15/18	5,000,000	4,738,560
Zero Coupon, 05/15/18	6,000,000	5,643,210
Zero Coupon, 02/15/21	30,000,000	25,473,510
Zero Coupon, 05/15/21	15,000,000	12,614,010
Zero Coupon, 08/15/21	2,500,000	2,080,493
Zero Coupon, 11/15/21	22,000,000	18,115,262
Zero Coupon, 02/15/22	1,500,000	1,222,584
Zero Coupon, 05/15/22	7,000,000	5,649,805
Zero Coupon, 08/15/22	1,000,000	798,547
Zero Coupon, 02/15/23	1,000,000	782,190
Zero Coupon, 08/15/27	400,000	257,860
Zero Coupon, 11/15/27	600,000	382,450
Zero Coupon, 02/15/30	800,000	461,278
Zero Coupon, 05/15/30	700,000	399,400
Zero Coupon, 02/15/31	1,000,000	551,887
Zero Coupon, 05/15/31	9,000,000	4,915,467
Zero Coupon, 05/15/32	4,000,000	2,094,604
Zero Coupon, 11/15/33	9,000,000	4,427,703
Zero Coupon, 05/15/35	4,000,000	1,851,092
U.S. Treasury Notes 0.250%, 04/30/14	7,500,000	7,500,878
0.250%, 01/15/15	10,500,000	10,511,487
0.750%, 12/31/17	10,000,000	9,805,470
0.750%, 02/28/18	13,000,000	12,700,389
0.875%, 01/31/18	15,000,000	14,756,250
1.000%, 08/31/19	25,000,000	23,851,550
1.250%, 02/29/20	11,000,000	10,511,017
1.375%, 11/30/18	10,000,000	9,887,500
1.375%, 01/31/20	8,000,000	7,717,504
1.500%, 08/31/18	33,000,000	32,938,125
1.750%, 10/31/18	3,000,000	3,019,686
1.750%, 05/15/22	2,500,000	2,358,985
2.125%, 08/15/21	41,000,000	40,292,094
2.375%, 10/31/14	9,000,000	9,119,178
2.500%, 04/30/15	6,000,000	6,151,170
2.625%, 06/30/14	6,000,000	6,038,202

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.625%, 01/31/18	14,000,000	14,695,632
2.625%, 08/15/20	13,000,000	13,368,667
2.625%, 11/15/20	19,000,000	19,489,839
3.125%, 04/30/17	10,000,000	10,657,810
3.125%, 05/15/21	27,000,000	28,438,587
3.250%, 05/31/16	8,000,000	8,477,504
3.625%, 02/15/21	44,000,000	47,863,728
4.500%, 02/15/16	23,000,000	24,775,324
5.125%, 05/15/16	40,000,000	43,912,480

		571,817,798

Total U.S. Treasury & Government Agencies (Cost $1,616,514,122)		1,552,609,228

Corporate Bonds & Notes—18.9%

Aerospace/Defense—0.1%
EADS Finance B.V. 2.700%, 04/17/23 (144A)	249,000	235,263
Northrop Grumman Corp. 1.750%, 06/01/18	418,000	411,186
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	461,832
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,163,895

		3,272,176

Agriculture—0.1%
Bunge N.A. Finance L.P. 5.900%, 04/01/17	247,000	272,069
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,337,721
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,275,372

		2,885,162

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	388,000	388,970
American Airlines Pass-Through Trust 4.950%, 01/15/23 (144A)	1,252,787	1,343,614
United Airlines Pass-Through Trust 4.300%, 08/15/25	534,000	550,356

		2,282,940

Auto Manufacturers—0.2%
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	326,614
2.250%, 07/31/19 (144A)	2,300,000	2,267,897
2.375%, 08/01/18 (144A)	378,000	381,468
2.875%, 03/10/21 (144A)	500,000	495,043
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	778,697
2.650%, 09/26/18 (144A)	300,000	303,462

MIST-93

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
PACCAR Financial Corp. 0.800%, 02/08/16	117,000	$117,085
Toyota Motor Credit Corp. 2.000%, 10/24/18	1,046,000	1,044,114

		5,714,380

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 5.000%, 03/30/20	635,000	704,853

Banks—5.2%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,158,550
American Express Bank FSB 6.000%, 09/13/17	1,800,000	2,067,057
American Express Centurion Bank 5.950%, 06/12/17	250,000	283,877
Bank of America Corp. 2.000%, 01/11/18	2,450,000	2,445,411
2.600%, 01/15/19	1,010,000	1,013,984
2.650%, 04/01/19	1,300,000	1,304,146
3.300%, 01/11/23	971,000	936,130
4.125%, 01/22/24	1,780,000	1,800,059
5.875%, 01/05/21	2,500,000	2,884,477
6.000%, 09/01/17	360,000	408,408
6.050%, 05/16/16	2,494,000	2,725,959
6.400%, 08/28/17	1,276,000	1,464,817
6.500%, 07/15/18	997,000	1,161,082
Bank of Montreal 2.375%, 01/25/19	797,000	800,727
2.550%, 11/06/22	500,000	471,620
Bank of New York Mellon Corp. (The) 2.100%, 01/15/19	1,052,000	1,045,742
4.150%, 02/01/21	670,000	723,484
5.450%, 05/15/19	278,000	317,417
Bank of Nova Scotia 2.550%, 01/12/17	300,000	311,195
4.375%, 01/13/21	500,000	549,769
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	2,000,000	2,043,576
4.100%, 09/09/23 (144A)	1,114,000	1,153,046
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	1,600,000	1,603,088
Barclays Bank plc 2.250%, 05/10/17 (144A)	1,000,000	1,028,270
5.125%, 01/08/20	1,080,000	1,209,000
BB&T Corp. 2.050%, 06/19/18	833,000	833,273
2.150%, 03/22/17	485,000	496,241
2.250%, 02/01/19	300,000	299,839
6.850%, 04/30/19	525,000	634,552
BNZ International Funding, Ltd. 2.350%, 03/04/19 (144A)	842,000	836,121
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	330,000	326,477

Banks—(Continued)
Capital One Financial Corp. 4.750%, 07/15/21	907,000	993,677
5.250%, 02/21/17	170,000	186,813
Capital One N.A. 1.500%, 03/22/18	500,000	489,538
Citigroup, Inc. 1.250%, 01/15/16	3,000,000	3,010,557
3.375%, 03/01/23	231,000	223,387
5.375%, 08/09/20	350,000	393,812
5.500%, 09/13/25	692,000	737,117
6.125%, 05/15/18	1,000,000	1,149,325
8.500%, 05/22/19	4,138,000	5,272,143
Credit Suisse 4.375%, 08/05/20	1,000,000	1,079,911
5.300%, 08/13/19	300,000	340,900
Deutsche Bank AG 2.500%, 02/13/19	900,000	902,796
6.000%, 09/01/17	200,000	227,675
Discover Bank 4.200%, 08/08/23	493,000	505,467
Fifth Third Bancorp 8.250%, 03/01/38	500,000	704,138
Fifth Third Bank 1.450%, 02/28/18	500,000	491,544
Goldman Sachs Group, Inc. (The) 1.600%, 11/23/15	420,000	424,358
2.625%, 01/31/19	764,000	762,043
4.000%, 03/03/24	412,000	410,174
5.375%, 03/15/20	1,000,000	1,115,738
5.750%, 01/24/22	1,000,000	1,133,919
5.950%, 01/15/27	1,000,000	1,087,429
6.250%, 09/01/17	2,900,000	3,311,716
7.500%, 02/15/19	3,000,000	3,629,364
HSBC Bank plc 1.500%, 05/15/18 (144A)	1,821,000	1,783,657
3.500%, 06/28/15 (144A)	1,550,000	1,606,829
4.125%, 08/12/20 (144A)	2,002,000	2,121,730
HSBC USA, Inc. 1.625%, 01/16/18	500,000	495,872
ING Bank NV 1.375%, 03/07/16 (144A)	500,000	501,385
3.750%, 03/07/17 (144A)	1,000,000	1,063,055
KeyCorp 5.100%, 03/24/21	896,000	1,000,114
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	1,008,000	1,022,506
5.000%, 02/22/17 (144A)	1,500,000	1,636,644
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,119,409
Morgan Stanley 1.750%, 02/25/16	107,000	108,381
5.000%, 11/24/25	1,269,000	1,305,699
5.500%, 01/26/20	2,930,000	3,304,416
5.625%, 09/23/19	3,030,000	3,446,392
5.750%, 10/18/16	2,757,000	3,059,801

MIST-94

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	$1,376,858
4.875%, 01/27/20 (144A)	1,000,000	1,108,278
Northern Trust Corp. 3.375%, 08/23/21	887,000	921,751
PNC Funding Corp. 5.125%, 02/08/20	800,000	900,501
6.700%, 06/10/19	1,300,000	1,565,968
Rabobank Nederland 3.375%, 01/19/17	1,230,000	1,304,026
3.875%, 02/08/22	700,000	724,937
Royal Bank of Canada 1.200%, 09/19/17	1,000,000	993,002
2.000%, 10/01/18	2,092,000	2,092,333
2.200%, 07/27/18	705,000	709,585
2.300%, 07/20/16	275,000	283,987
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	397,180
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,458,720
Standard Chartered Bank 6.400%, 09/26/17 (144A)	1,100,000	1,245,882
Standard Chartered plc 5.200%, 01/26/24 (144A)	1,000,000	1,026,657
State Street Corp. 3.100%, 05/15/23	407,000	386,891
3.700%, 11/20/23	1,308,000	1,321,246
4.375%, 03/07/21	300,000	331,400
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,873,108
3.500%, 01/20/17	310,000	327,277
Toronto-Dominion Bank (The) 1.400%, 04/30/18	1,450,000	1,424,972
2.500%, 07/14/16	300,000	311,362
UBS AG 5.750%, 04/25/18	917,000	1,045,801
5.875%, 12/20/17	900,000	1,031,195
US Bancorp 1.950%, 11/15/18	940,000	936,630
4.125%, 05/24/21	635,000	682,526
Wachovia Bank N.A. 6.000%, 11/15/17	2,491,000	2,869,971
Wachovia Corp. 5.750%, 02/01/18	2,800,000	3,205,961
Wells Fargo & Co. 2.150%, 01/15/19	179,000	178,581
3.000%, 01/22/21	1,900,000	1,901,307
4.600%, 04/01/21	2,500,000	2,751,612
5.375%, 11/02/43	1,005,000	1,058,658
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	1,953,000

		126,197,988

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	310,000	305,108
3.700%, 02/01/24	1,000,000	1,010,291
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	950,000	896,980
Beam, Inc. 3.250%, 05/15/22	760,000	740,127
Coca-Cola Co. (The) 1.150%, 04/01/18	182,000	178,416
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,336,730
PepsiCo, Inc. 0.444%, 02/26/16 (a)	182,000	182,213
SABMiller Holdings, Inc. 3.750%, 01/15/22 (144A)	1,000,000	1,022,043

		5,671,908

Biotechnology—0.2%
Amgen, Inc. 4.500%, 03/15/20	100,000	108,108
5.700%, 02/01/19	100,000	115,738
6.375%, 06/01/37	2,116,000	2,549,841
Celgene Corp. 3.250%, 08/15/22	250,000	243,643
3.950%, 10/15/20	500,000	522,501
Gilead Sciences, Inc. 3.700%, 04/01/24	600,000	600,252
4.400%, 12/01/21	630,000	680,633

		4,820,716

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	404,000	449,034

Chemicals—0.4%
Dow Chemical Co. (The) 4.250%, 11/15/20	212,000	224,245
7.375%, 11/01/29	1,000,000	1,293,806
8.850%, 09/15/21	640,000	831,320
Ecolab, Inc. 4.350%, 12/08/21	700,000	753,201
EI du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	101,873
Mosaic Co. (The) 3.750%, 11/15/21	940,000	944,656
4.250%, 11/15/23	460,000	471,884
5.450%, 11/15/33	1,163,000	1,257,376
Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	100,000	105,190
PPG Industries, Inc. 7.400%, 08/15/19	1,220,000	1,442,279
7.700%, 03/15/38	220,000	300,241
Praxair, Inc. 1.250%, 11/07/18	900,000	866,215

MIST-95

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Rohm & Haas Co. 6.000%, 09/15/17	68,000	$77,294
7.850%, 07/15/29	418,000	552,508

		9,222,088

Commercial Services—0.1%
ADT Corp. (The) 4.125%, 06/15/23	625,000	559,610
4.875%, 07/15/42	420,000	345,955
ERAC USA Finance LLC 4.500%, 08/16/21 (144A)	1,740,000	1,849,267
7.000%, 10/15/37 (144A)	500,000	628,831

		3,383,663

Computers—0.4%
Apple, Inc. 0.488%, 05/03/18 (a)	1,100,000	1,100,479
2.400%, 05/03/23	1,679,000	1,556,900
EMC Corp. 2.650%, 06/01/20	1,639,000	1,631,439
Hewlett-Packard Co. 4.375%, 09/15/21	605,000	632,797
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	835,244
International Business Machines Corp. 1.625%, 05/15/20	3,420,000	3,235,966

		8,992,825

Distribution/Wholesale—0.0%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,539
6.875%, 06/01/18	300,000	341,345
7.500%, 01/15/27	300,000	358,381

		749,265

Diversified Financial Services—1.6%
American Express Co. 1.550%, 05/22/18	700,000	687,235
American Express Credit Corp. 2.125%, 07/27/18	231,000	232,076
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	219,000	216,708
2.125%, 02/28/17 (144A)	1,300,000	1,328,675
2.125%, 10/10/18	377,000	378,514
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,380,000	1,423,695
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,404,264
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	583,832
8.800%, 07/15/19	300,000	385,059
Caterpillar Financial Services Corp. 1.300%, 03/01/18	500,000	490,012
7.150%, 02/15/19	1,000,000	1,222,496

Diversified Financial Services—(Continued)
Ford Motor Credit Co. LLC 1.487%, 05/09/16 (a)	840,000	854,038
1.500%, 01/17/17	678,000	675,982
2.375%, 03/12/19	1,250,000	1,240,381
2.875%, 10/01/18	719,000	732,498
4.250%, 02/03/17	1,000,000	1,073,712
General Electric Capital Corp. 1.500%, 07/12/16	1,050,000	1,063,911
4.375%, 09/16/20	3,500,000	3,801,455
5.400%, 02/15/17	2,000,000	2,232,442
5.500%, 01/08/20	500,000	575,352
5.625%, 09/15/17	1,000,000	1,134,608
6.000%, 08/07/19	2,350,000	2,758,806
6.750%, 03/15/32	1,800,000	2,314,318
IntercontinentalExchange Group, Inc. 2.500%, 10/15/18	931,000	940,912
4.000%, 10/15/23	716,000	742,775
Invesco Finance plc 4.000%, 01/30/24	500,000	509,939
Jefferies Group LLC 5.125%, 01/20/23	300,000	315,305
6.875%, 04/15/21	475,000	553,109
John Deere Capital Corp. 1.050%, 10/11/16	663,000	665,308
1.300%, 03/12/18	400,000	394,202
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,743,364
MassMutual Global Funding II 2.100%, 08/02/18 (144A)	764,000	758,615
5.250%, 07/31/18 (144A)	880,000	981,210
Murray Street Investment Trust I 4.647%, 03/09/17 (d)	1,600,000	1,728,213
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	993,841
3.550%, 01/15/24	1,000,000	1,025,725
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	692,190
1.750%, 05/22/17	500,000	507,216

		39,361,993

Electric—1.7%
Alabama Power Co. 3.550%, 12/01/23	461,000	464,581
Arizona Public Service Co. 4.500%, 04/01/42	200,000	199,808
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,617,384
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	886,822
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,340,482
CMS Energy Corp. 8.750%, 06/15/19	885,000	1,136,057
Commonwealth Edison Co. 5.950%, 08/15/16	200,000	222,596

MIST-96

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Consumers Energy Co. 5.650%, 04/15/20	200,000	$231,660
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,062,593
5.700%, 10/01/37	300,000	356,949
DTE Energy Co. 3.850%, 12/01/23	225,000	228,179
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	674,009
6.000%, 01/15/38	600,000	737,992
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	844,083
Duke Energy Progress, Inc. 4.100%, 03/15/43	200,000	190,983
4.375%, 03/30/44	247,000	247,764
5.300%, 01/15/19	200,000	227,495
5.700%, 04/01/35	360,000	416,885
Electricite de France 2.150%, 01/22/19 (144A)	704,000	700,436
6.000%, 01/22/14 (144A)	1,100,000	1,154,336
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	739,691
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,488,228
Hydro-Quebec 8.050%, 07/07/24	700,000	955,125
9.400%, 02/01/21	845,000	1,147,672
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	320,604
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	575,573
5.300%, 10/01/41	315,000	340,116
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,126,072
MidAmerican Energy Holdings Co. 1.100%, 05/15/17 (144A)	460,000	456,098
3.750%, 11/15/23 (144A)	1,736,000	1,727,011
Nevada Power Co. 6.650%, 04/01/36	360,000	467,603
7.125%, 03/15/19	200,000	244,571
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	133,000	133,966
3.625%, 06/15/23	410,000	396,575
Nisource Finance Corp. 4.800%, 02/15/44	162,000	155,152
5.400%, 07/15/14	500,000	506,743
6.125%, 03/01/22	1,875,000	2,160,096
Northern States Power Co. 6.500%, 03/01/28	628,000	751,415
Ohio Power Co. 5.375%, 10/01/21	305,000	352,091
6.600%, 02/15/33	258,000	318,641
Pacific Gas & Electric Co. 3.500%, 10/01/20	782,000	803,450
6.050%, 03/01/34	1,200,000	1,417,249

Electric—(Continued)
PacifiCorp 3.600%, 04/01/24	315,000	318,573
5.500%, 01/15/19	500,000	573,247
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	284,097
PSEG Power LLC 4.300%, 11/15/23	201,000	205,534
5.320%, 09/15/16	568,000	625,634
5.500%, 12/01/15	1,070,000	1,149,477
Public Service Co. of Colorado 2.500%, 03/15/23	800,000	747,523
3.200%, 11/15/20	375,000	385,103
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	272,559
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,123,274
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	644,043
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	551,598
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	499,000	486,074
Virginia Electric and Power Co. 2.750%, 03/15/23	400,000	380,840
2.950%, 01/15/22	489,000	482,801
3.450%, 02/15/24	102,000	101,790
6.000%, 05/15/37	685,000	837,743
Wisconsin Electric Power Co. 1.700%, 06/15/18	840,000	833,190
4.250%, 12/15/19	618,000	674,022
Xcel Energy, Inc. 0.750%, 05/09/16	290,000	289,216

		40,491,174

Electronics—0.1%
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,731,942
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	551,000	547,667
4.150%, 02/01/24	1,030,000	1,059,697

		3,339,306

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	737,019
6.086%, 03/15/35	500,000	576,675
Waste Management, Inc. 7.100%, 08/01/26	400,000	503,442
7.375%, 03/11/19	512,000	617,194

		2,434,330

Food—0.3%
ConAgra Foods, Inc. 1.300%, 01/25/16	104,000	104,689

MIST-97

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kraft Foods Group, Inc. 6.125%, 08/23/18	700,000	$812,371
6.875%, 01/26/39	600,000	772,519
Kroger Co. (The) 4.000%, 02/01/24	229,000	231,464
7.500%, 04/01/31	1,140,000	1,450,619
8.000%, 09/15/29	610,000	794,096
Mondelez International, Inc. 4.000%, 02/01/24	1,800,000	1,826,541

		5,992,299

Gas—0.3%
AGL Capital Corp. 3.500%, 09/15/21	1,000,000	1,018,243
4.400%, 06/01/43	375,000	366,773
6.000%, 10/01/34	1,000,000	1,179,195
Atmos Energy Corp. 4.150%, 01/15/43	460,000	441,593
8.500%, 03/15/19	200,000	255,204
CenterPoint Energy, Inc. 6.500%, 05/01/18	706,000	818,637
Sempra Energy 2.875%, 10/01/22	1,100,000	1,041,737
4.050%, 12/01/23	1,054,000	1,077,285

		6,198,667

Healthcare-Products—0.0%
Baxter International, Inc. 1.850%, 06/15/18	431,000	428,549

Healthcare-Services—0.1%
Aetna, Inc. 6.625%, 06/15/36	297,000	373,524
Quest Diagnostics, Inc. 4.750%, 01/30/20	400,000	428,267
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	237,074
5.800%, 03/15/36	375,000	436,419
WellPoint, Inc. 2.300%, 07/15/18	751,000	753,078
5.950%, 12/15/34	272,000	311,718

		2,540,080

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,160,982

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	558,752

Insurance—1.0%
ACE INA Holdings, Inc. 2.700%, 03/13/23	400,000	378,130

Insurance—(Continued)
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,286,699
Allstate Corp. (The) 3.150%, 06/15/23	407,000	399,816
American International Group, Inc. 4.125%, 02/15/24	622,000	635,170
5.850%, 01/16/18	600,000	685,657
8.250%, 08/15/18	600,000	749,995
Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	800,000	810,887
3.000%, 05/15/22	1,000,000	996,809
4.300%, 05/15/43	831,000	794,261
CNA Financial Corp. 6.950%, 01/15/18	550,000	627,511
7.350%, 11/15/19	500,000	612,459
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	700,000	753,361
Liberty Mutual Insurance Co. 7.875%, 10/15/26 (144A)	500,000	608,838
Lincoln National Corp. 6.250%, 02/15/20	800,000	939,747
8.750%, 07/01/19	350,000	451,260
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	797,944
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,300,549
New York Life Global Funding 0.800%, 02/12/16 (144A)	600,000	600,772
1.125%, 03/01/17 (144A)	317,000	315,608
1.650%, 05/15/17 (144A)	956,000	968,269
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	650,000	952,338
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,378,000	1,342,560
Principal Financial Group, Inc. 8.875%, 05/15/19	690,000	881,993
Principal Life Global Funding II 2.250%, 10/15/18 (144A)	2,151,000	2,134,325
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,859,044
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,093,342

		23,977,344

Internet—0.1%
eBay, Inc. 3.250%, 10/15/20	400,000	409,349
4.000%, 07/15/42	700,000	619,123

		1,028,472

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	449,000	447,790

MIST-98

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 3.750%, 11/24/23	769,000	$779,907

Machinery-Diversified—0.0%
Deere & Co. 8.100%, 05/15/30	600,000	867,862

Media—1.0%
21st Century Fox America, Inc. 6.550%, 03/15/33	370,000	442,947
6.900%, 03/01/19	900,000	1,082,774
CBS Corp. 4.300%, 02/15/21	515,000	543,982
5.500%, 05/15/33	255,000	268,755
5.900%, 10/15/40	125,000	139,333
7.875%, 07/30/30	140,000	183,494
Comcast Corp. 3.125%, 07/15/22	900,000	889,642
4.250%, 01/15/33	1,880,000	1,842,675
5.700%, 07/01/19	1,000,000	1,159,448
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	948,773
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.800%, 03/15/22	982,000	971,727
5.000%, 03/01/21	1,400,000	1,505,242
6.350%, 03/15/40	530,000	574,386
6.375%, 03/01/41	300,000	326,103
Discovery Communications LLC 3.300%, 05/15/22	625,000	609,548
4.375%, 06/15/21	1,240,000	1,311,353
Historic TW, Inc. 6.625%, 05/15/29	300,000	361,087
NBCUniversal Media LLC 4.375%, 04/01/21	1,000,000	1,085,227
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,011,866
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,296,387
5.850%, 04/15/40	100,000	106,452
Time Warner Cable, Inc. 8.250%, 04/01/19	1,300,000	1,619,743
Time Warner, Inc. 4.000%, 01/15/22	1,200,000	1,242,641
4.700%, 01/15/21	450,000	492,156
4.750%, 03/29/21	300,000	328,238
7.625%, 04/15/31	826,000	1,100,496
Viacom, Inc. 3.250%, 03/15/23	222,000	214,044
3.875%, 12/15/21	380,000	387,871
6.875%, 04/30/36	348,000	431,061

		23,477,451

Mining—0.2%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	437,000	438,093
2.875%, 02/24/22	200,000	196,119
5.000%, 09/30/43	414,000	438,087
Freeport-McMoRan Copper & Gold, Inc. 3.100%, 03/15/20	943,000	917,369
3.550%, 03/01/22	650,000	620,762
3.875%, 03/15/23	100,000	95,617
5.450%, 03/15/43	62,000	60,969
Placer Dome, Inc. 6.450%, 10/15/35	700,000	732,050
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,200,000	1,199,902
Teck Resources, Ltd. 4.500%, 01/15/21	680,000	700,625

		5,399,593

Miscellaneous Manufacturing—0.2%
Eaton Corp. 6.950%, 03/20/19	282,000	334,279
General Electric Co. 3.375%, 03/11/24	393,000	395,661
5.250%, 12/06/17	1,250,000	1,416,542
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	248,483
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19 (144A)	400,000	398,811
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	820,000	916,334
6.125%, 08/17/26 (144A)	800,000	976,808
Tyco International Finance S.A. 8.500%, 01/15/19	734,000	904,985
Tyco International, Ltd. / Tyco International Finance S.A. 7.000%, 12/15/19	160,000	192,072

		5,783,975

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,637,301

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	800,000	910,366

Oil & Gas—1.6%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,024,974
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,142,545
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,000,000	1,267,664
Apache Corp. 3.625%, 02/01/21	870,000	912,954
5.100%, 09/01/40	150,000	158,875

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc 1.375%, 11/06/17	500,000	$498,014
1.375%, 05/10/18	518,000	507,081
2.241%, 09/26/18	1,020,000	1,027,795
3.561%, 11/01/21	800,000	822,302
4.500%, 10/01/20	675,000	734,281
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	200,000	239,210
Cenovus Energy, Inc. 3.000%, 08/15/22	310,000	296,562
6.750%, 11/15/39	600,000	745,033
Chevron Corp. 2.427%, 06/24/20	686,000	681,099
3.191%, 06/24/23	425,000	419,848
CNOOC Finance 2013, Ltd. 1.125%, 05/09/16	400,000	399,874
3.000%, 05/09/23	848,000	767,209
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	933,080
Devon Energy Corp. 4.000%, 07/15/21	300,000	313,574
Devon Financing Corp. LLC 7.875%, 09/30/31	886,000	1,205,233
EOG Resources, Inc. 4.100%, 02/01/21	880,000	947,536
Marathon Oil Corp. 6.600%, 10/01/37	200,000	250,521
Nabors Industries, Inc. 4.625%, 09/15/21	1,670,000	1,725,287
Noble Holding International, Ltd. 5.250%, 03/15/42	600,000	587,408
Occidental Petroleum Corp. 4.100%, 02/01/21	1,120,000	1,205,954
Petro-Canada 5.950%, 05/15/35	210,000	241,636
9.250%, 10/15/21	243,000	330,874
Petrobras Global Finance B.V. 3.250%, 03/17/17	1,000,000	1,003,104
4.375%, 05/20/23	873,000	798,813
6.250%, 03/17/24	1,532,000	1,578,360
Petrobras International Finance Co. 6.750%, 01/27/41	150,000	145,363
7.875%, 03/15/19	500,000	570,279
Petroleos Mexicanos 4.875%, 01/18/24 (144A)	317,000	327,303
6.375%, 01/23/45 (144A)	918,000	990,292
Pride International, Inc. 8.500%, 06/15/19	450,000	568,274
Shell International Finance B.V. 3.400%, 08/12/23	420,000	420,845
4.300%, 09/22/19	800,000	883,018
6.375%, 12/15/38	600,000	773,474
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,253,773

Oil & Gas—(Continued)
Statoil ASA 1.150%, 05/15/18	389,000	378,230
2.650%, 01/15/24	393,000	367,558
2.900%, 11/08/20	196,000	197,742
6.700%, 01/15/18	180,000	212,295
7.250%, 09/23/27	1,040,000	1,388,814
Suncor Energy, Inc. 5.950%, 12/01/34	268,000	309,783
6.100%, 06/01/18	1,070,000	1,235,881
Talisman Energy, Inc. 7.750%, 06/01/19	800,000	966,290
Tosco Corp. 7.800%, 01/01/27	700,000	958,884
Total Capital Canada, Ltd. 0.619%, 01/15/16 (a)	154,000	154,853
Total Capital International S.A. 2.875%, 02/17/22	815,000	798,103
3.700%, 01/15/24	654,000	666,124
Transocean, Inc. 2.500%, 10/15/17	700,000	704,512
6.375%, 12/15/21	500,000	561,977
6.500%, 11/15/20	480,000	539,005

		38,139,372

Oil & Gas Services—0.2%
Cameron International Corp. 4.000%, 12/15/23	203,000	203,563
Halliburton Co. 6.750%, 02/01/27	650,000	803,938
7.450%, 09/15/39	200,000	280,910
8.750%, 02/15/21	350,000	452,635
Schlumberger Investment S.A. 3.650%, 12/01/23	614,000	622,764
Schlumberger Oilfield UK plc 4.200%, 01/15/21 (144A)	600,000	648,680
Weatherford International, Ltd. 9.625%, 03/01/19	1,298,000	1,685,041

		4,697,531

Pharmaceuticals—0.2%
Actavis, Inc. 3.250%, 10/01/22	172,000	164,892
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	840,829
Merck & Co., Inc. 2.800%, 05/18/23	625,000	593,679
Novartis Capital Corp. 3.400%, 05/06/24	863,000	861,955
Pfizer, Inc. 3.000%, 06/15/23	1,100,000	1,066,779
Sanofi 1.250%, 04/10/18	157,000	153,597
Zoetis, Inc. 1.875%, 02/01/18	93,000	92,363

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.
4.700%, 02/01/43	26,000	$25,731

		3,799,825

Pipelines—0.4%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	279,240
Enterprise Products Operating LLC 3.900%, 02/15/24	662,000	665,460
5.100%, 02/15/45	379,000	391,739
Magellan Midstream Partners L.P. 4.250%, 02/01/21	492,000	527,361
5.150%, 10/15/43	401,000	421,168
6.400%, 07/15/18	1,420,000	1,655,405
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	279,855
5.650%, 03/01/20	2,200,000	2,433,017
6.750%, 07/15/18	218,000	248,345
8.000%, 10/01/19	1,000,000	1,225,317
TransCanada PipeLines, Ltd. 0.750%, 01/15/16	350,000	350,247
3.800%, 10/01/20	500,000	525,207
7.125%, 01/15/19	490,000	594,222
7.250%, 08/15/38	200,000	267,601

		9,864,184

Real Estate—0.1%
WCI Finance LLC / WEA Finance LLC 5.700%, 10/01/16 (144A)	1,060,000	1,176,043
WEA Finance, LLC 6.750%, 09/02/19 (144A)	390,000	468,814

		1,644,857

Real Estate Investment Trusts—0.4%
American Tower Corp. 3.500%, 01/31/23	790,000	747,056
Boston Properties L.P. 3.700%, 11/15/18	800,000	848,626
5.875%, 10/15/19	500,000	576,873
CommonWealth REIT 5.875%, 09/15/20	100,000	105,212
6.250%, 06/15/17	840,000	902,586
Duke Realty L.P. 3.875%, 02/15/21	378,000	378,770
6.750%, 03/15/20	584,000	681,333
8.250%, 08/15/19	170,000	210,487
ERP Operating L.P. 4.625%, 12/15/21	250,000	270,271
4.750%, 07/15/20	450,000	492,853
HCP, Inc. 2.625%, 02/01/20	1,100,000	1,074,524
4.250%, 11/15/23	346,000	353,668
5.375%, 02/01/21	800,000	895,705
Health Care REIT, Inc. 4.500%, 01/15/24	1,024,000	1,054,614

Real Estate Investment Trusts—(Continued)
ProLogis L.P. 4.250%, 08/15/23	114,000	115,946
6.875%, 03/15/20	325,000	383,822
Simon Property Group L.P. 5.650%, 02/01/20	1,185,000	1,373,433

		10,465,779

Retail—0.3%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	1,038,252
CVS Caremark Corp. 4.000%, 12/05/23	429,000	438,319
5.300%, 12/05/43	303,000	334,459
CVS Pass-Through Trust 6.204%, 10/10/25 (144A)	875,373	975,248
Home Depot, Inc. (The) 3.750%, 02/15/24	586,000	598,625
4.400%, 04/01/21	700,000	769,557
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	896,546
Macy’s Retail Holdings, Inc. 4.375%, 09/01/23	154,000	159,418
6.375%, 03/15/37	300,000	362,628
Wal-Mart Stores, Inc. 1.125%, 04/11/18	541,000	530,374

		6,103,426

Software—0.2%
Intuit, Inc. 5.750%, 03/15/17	267,000	299,797
Microsoft Corp. 2.375%, 05/01/23	540,000	504,144
3.000%, 10/01/20	750,000	772,282
3.625%, 12/15/23	711,000	729,364
Oracle Corp. 2.375%, 01/15/19	455,000	460,420
2.500%, 10/15/22	2,410,000	2,266,856
5.750%, 04/15/18	400,000	460,501
6.500%, 04/15/38	300,000	383,089

		5,876,453

Telecommunications—1.1%
America Movil S.A.B. de C.V. 1.234%, 09/12/16 (a)	1,700,000	1,718,952
5.000%, 10/16/19	1,000,000	1,105,000
AT&T, Inc. 3.000%, 02/15/22	2,000,000	1,941,850
5.625%, 06/15/16	388,000	427,124
6.300%, 01/15/38	200,000	227,546
6.450%, 06/15/34	500,000	588,932
BellSouth Corp. 5.200%, 12/15/16	200,000	219,039
British Telecommunications plc 1.625%, 06/28/16	308,000	312,039

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
British Telecommunications plc
2.350%, 02/14/19	228,000	$226,942
Cisco Systems, Inc. 2.900%, 03/04/21	186,000	185,901
3.625%, 03/04/24	400,000	403,335
5.900%, 02/15/39	900,000	1,068,303
Crown Castle Towers, LLC 6.113%, 01/15/20 (144A)	1,000,000	1,146,309
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	409,143
8.750%, 06/15/30	500,000	721,584
Embarq Corp. 7.082%, 06/01/16	747,000	832,266
Orange S.A. 9.000%, 03/01/31	400,000	578,458
Qwest Corp. 6.875%, 09/15/33	690,000	680,439
Rogers Communications, Inc. 4.100%, 10/01/23	736,000	754,382
5.450%, 10/01/43	482,000	511,710
8.750%, 05/01/32	940,000	1,284,140
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	215,080
5.877%, 07/15/19	540,000	607,448
6.421%, 06/20/16	500,000	553,366
Verizon Communications, Inc. 2.500%, 09/15/16	255,000	264,045
3.450%, 03/15/21	677,000	686,269
4.500%, 09/15/20	1,068,000	1,159,894
4.600%, 04/01/21	1,500,000	1,626,330
5.050%, 03/15/34	1,124,000	1,153,082
6.400%, 09/15/33	1,082,000	1,284,601
7.750%, 12/01/30	800,000	1,057,946
Verizon New England, Inc. 7.875%, 11/15/29	1,000,000	1,228,220
Verizon Pennsylvania LLC 6.000%, 12/01/28	260,000	272,559
8.750%, 08/15/31	1,300,000	1,689,600
Vodafone Group plc 1.500%, 02/19/18	300,000	294,963

		27,436,797

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	240,000	226,517
3.850%, 09/01/23	700,000	709,493
7.950%, 08/15/30	1,185,000	1,607,035
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,062,840
Canadian Pacific Railway Co. 6.500%, 05/15/18	680,000	789,468
7.125%, 10/15/31	872,000	1,109,751
CSX Corp. 6.000%, 10/01/36	300,000	352,127
7.900%, 05/01/17	1,000,000	1,174,948

Transportation—(Continued)
Norfolk Southern Corp. 3.850%, 01/15/24	1,079,000	1,095,785
Ryder System, Inc. 3.500%, 06/01/17	485,000	511,000
Union Pacific Corp. 3.750%, 03/15/24	650,000	657,097

		9,296,061

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.875%, 07/17/18 (144A)	80,000	81,272

Water—0.1%
American Water Capital Corp. 3.850%, 03/01/24	1,130,000	1,146,021

Total Corporate Bonds & Notes (Cost $456,835,195)		459,714,769

Asset-Backed Securities—7.4%

Asset-Backed - Automobile—3.0%
Ally Auto Receivables Trust 0.630%, 05/15/17	1,318,182	1,320,203
0.720%, 05/20/16	2,500,000	2,502,400
0.790%, 01/15/18	1,435,000	1,439,183
1.240%, 11/15/18	405,000	403,954
American Credit Acceptance Receivables Trust 1.140%, 03/12/18 (144A)	395,103	395,212
1.320%, 02/15/17 (144A)	1,051,456	1,053,003
1.450%, 04/16/18 (144A)	1,357,278	1,362,838
AmeriCredit Automobile Receivables Trust 0.490%, 06/08/16	371,977	372,039
0.610%, 10/10/17	185,000	185,029
0.740%, 11/08/16	5,772,655	5,779,980
0.900%, 09/10/18	393,220	394,113
1.170%, 05/09/16	207,908	208,112
BMW Vehicle Lease Trust 0.400%, 01/20/15	416,516	416,494
0.540%, 09/21/15	381,000	381,286
BMW Vehicle Owner Trust 0.670%, 11/27/17	678,000	678,448
Capital Auto Receivables Asset Trust 0.587%, 11/20/15 (a)	2,500,000	2,501,370
0.620%, 07/20/16	990,000	990,817
Carfinance Capital Auto Trust 1.650%, 07/17/17 (144A)	856,797	859,848
1.750%, 11/15/17 (144A)	571,076	572,637
2.750%, 11/15/18 (144A)	667,000	673,458
CarMax Auto Owner Trust 0.600%, 10/16/17	453,000	453,444
0.800%, 07/16/18	615,000	615,318
1.280%, 05/15/19	275,000	274,148

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CarNow Auto Receivables Trust 1.160%, 10/16/17 (144A)	1,221,222	$1,220,918
1.970%, 11/15/17 (144A)	668,000	668,693
CFC 2012-1 LLC 1.460%, 12/17/18 (144A)	1,286,000	1,285,847
2.720%, 04/15/20 (144A)	375,000	374,901
CPS Auto Receivables Trust 1.310%, 06/15/20 (144A)	1,218,998	1,216,689
1.540%, 07/16/18 (144A)	2,870,491	2,882,108
1.640%, 04/16/18 (144A)	2,332,683	2,343,222
1.820%, 09/15/20 (144A)	1,764,493	1,768,148
CPS Auto Trust 1.210%, 08/15/18 (144A)	963,000	962,977
DT Auto Owner Trust 1.780%, 06/15/17 (144A)	1,625,000	1,637,330
Exeter Automobile Receivables Trust 1.290%, 10/16/17 (144A)	1,208,899	1,210,724
1.290%, 05/15/18 (144A)	1,763,497	1,765,726
1.490%, 11/15/17 (144A)	1,636,004	1,642,244
Fifth Third Auto Trust 0.450%, 01/15/16	1,102,626	1,102,914
0.880%, 10/16/17	1,745,000	1,754,130
First Investors Auto Owner Trust 0.900%, 10/15/18 (144A)	310,714	311,116
Flagship Credit Auto Trust 1.320%, 04/16/18 (144A)	2,450,779	2,452,012
1.940%, 01/15/19 (144A)	2,131,725	2,145,385
Ford Credit Auto Lease Trust 0.500%, 10/15/16	397,000	397,037
0.760%, 09/15/16	1,007,000	1,009,003
0.960%, 10/15/16	500,000	501,977
Harley Davidson Motorcycle Trust 0.650%, 07/16/18	1,427,000	1,428,043
Honda Auto Receivables Owner Trust 0.350%, 06/22/15	295,051	295,042
0.370%, 10/16/15	2,349,329	2,349,505
0.530%, 02/16/17	1,404,000	1,405,278
0.690%, 09/18/17	1,527,000	1,528,918
1.040%, 02/18/20	700,000	700,519
Hyundai Auto Receivables Trust 0.400%, 12/15/15	333,448	333,565
0.560%, 07/17/17	423,000	423,466
0.750%, 09/17/18	600,000	597,676
Mercedes-Benz Auto Lease Trust 0.490%, 06/15/15	2,402,174	2,403,139
Nissan Auto Lease Trust 0.750%, 06/15/16	508,784	509,718
Nissan Auto Receivables Owner Trust 0.370%, 09/15/15	312,572	312,569
0.420%, 11/15/16	863,000	863,112
Santander Drive Auto Receivables Trust 0.480%, 02/16/16	81,408	81,407
2.350%, 11/16/15	563,624	564,946
3.010%, 04/16/18	2,000,000	2,057,378
SNAAC Auto Receivables Trust 1.140%, 07/16/18 (144A)	614,188	615,388

Asset-Backed - Automobile—(Continued)
Toyota Auto Receivables Owner Trust 0.550%, 01/17/17	732,000	732,632
USAA Auto Owner Trust 0.380%, 10/17/16	577,000	576,955
World Omni Auto Receivables Trust 0.830%, 08/15/18	873,000	873,415
1.320%, 01/15/20	476,000	473,010

		71,612,116

Asset-Backed - Credit Card—0.1%
Discover Card Execution Note Trust 1.040%, 04/15/19	1,080,000	1,081,148

Asset-Backed - Home Equity—0.0%
Asset Backed Securities Corp. Home Equity Loan Trust 0.904%, 02/25/35 (a)	530,000	498,000

Asset-Backed - Other—4.2%
Axis Equipment Finance Receivables II LLC 1.750%, 03/20/17 (144A)	1,578,019	1,578,382
Bayview Opportunity Master Fund IIa Trust 3.228%, 03/28/33 (144A) (a)	1,062,544	1,062,544
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (e)	1,120,786	1,124,288
Ford Credit Floorplan Master Owner Trust 0.535%, 01/15/18 (a)	725,000	725,945
Fortress Opportunities Residential Transaction 3.960%, 10/25/33 (144A) (e)	1,028,780	1,038,536
4.210%, 10/25/18 (144A) (e)	565,859	571,518
GMAT Trust 3.721%, 02/25/44 (144A)	1,055,165	1,057,120
3.967%, 11/25/43 (144A)	1,644,022	1,597,711
HLSS Servicer Advance Receivables Backed Notes 1.147%, 05/16/44 (144A)	1,495,000	1,489,917
1.183%, 08/15/44 (144A)	2,148,000	2,146,926
1.287%, 09/15/44 (144A)	2,000,000	2,003,000
1.843%, 05/16/44 (144A)	2,000,000	1,995,600
1.981%, 11/15/46 (144A)	1,783,000	1,785,318
HLSS Servicer Advance Receivables Trust 1.244%, 01/17/45 (144A)	897,000	897,538
1.495%, 01/16/46 (144A)	748,000	746,504
1.744%, 01/16/46 (144A)	174,000	173,478
2.217%, 01/15/47 (144A)	1,385,000	1,393,864
John Deere Owner Trust 0.410%, 09/15/15	1,229,492	1,229,691
0.600%, 03/15/17	2,000,000	2,003,144
Kondaur Mortgage Asset Trust LLC 4.458%, 08/25/52 (144A) (a)	2,255,067	2,277,227
LV Tower 52 Issuer LLC 5.500%, 06/15/18 (144A) (e)	2,039,635	2,026,175
7.500%, 06/15/18 (144A) (e)	1,122,889	1,122,889
Nationstar Agency Advance Funding Trust 0.997%, 02/15/45 (144A)	253,000	252,403

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Nationstar Agency Advance Funding Trust
1.892%, 02/18/48 (144A)	115,000	$111,653
Nationstar Mortgage Advance Receivable Trust 1.679%, 06/20/46 (144A)	2,000,000	1,990,620
Navitas Equipment Receivables LLC 1.950%, 11/15/16 (144A)	817,427	817,626
New Residential Advance Receivables Trust Advance Receivables Backed 1.274%, 03/15/45 (144A)	3,223,000	3,223,219
Normandy Mortgage Loan Co. LLC 4.949%, 09/16/43 (144A)	5,976,634	5,946,751
NYMT Residential LLC 4.850%, 09/25/18 (144A) (e)	2,429,000	2,429,000
Progreso Receivables Funding I LLC 4.000%, 07/09/18 (144A)	1,000,000	1,002,500
RBSHD Trust 4.685%, 10/25/47 (144A) (e)	2,998,508	3,025,230
Real Estate Asset Trust 3.230%, 05/25/52 (144A) (a) (e)	914,553	914,553
3.819%, 07/25/43 (144A) (a) (e)	347,815	349,548
SpringCastle America Funding LLC 3.750%, 04/03/21 (144A)	2,624,974	2,652,448
4.000%, 12/03/24 (144A)	7,440,000	7,244,259
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	4,666,000	4,654,540
2.580%, 09/15/21 (144A)	5,650,000	5,684,013
3.450%, 12/15/22 (144A)	496,000	493,730
3.920%, 01/16/23 (144A)	2,500,000	2,543,750
4.820%, 01/16/23 (144A)	2,000,000	2,030,000
Stanwich Mortgage Loan Co. LLC 3.228%, 04/16/59 (144A)	2,436,526	2,436,524
Stanwich Mortgage Loan Trust 2.981%, 02/16/43 (144A)	565,067	570,234
U.S. Residential Opportunity Fund Trust 3.466%, 03/25/34 (144A)	1,507,000	1,512,169
Vericrest Opportunity Loan Transferee 3.250%, 11/25/53 (144A)	6,233,000	6,233,000
3.625%, 10/27/53 (144A)	2,299,155	2,304,405
3.625%, 11/25/53 (144A)	4,932,565	4,946,602
3.625%, 03/25/54 (144A)	3,173,117	3,189,973
3.625%, 04/25/55 (144A)	2,104,488	2,112,380
3.960%, 11/25/53 (144A)	803,909	809,436
4.250%, 04/25/53 (144A)	1,680,894	1,686,450
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	1,449,360	1,449,810

		102,664,141

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 0.954%, 12/26/44 (144A) (a)	2,410,708	2,410,737

Total Asset-Backed Securities (Cost $178,093,796)		178,266,142

Mortgage-Backed Securities—6.8%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.7%
AJAX Mortgage Loan Trust 3.500%, 02/25/51 (144A) (a) (e)	436,144	$430,789
3.750%, 02/25/51 (144A) (a) (e)	2,616,055	2,634,570
4.500%, 03/25/35 (144A) (e)	1,448,965	1,444,211
American Tower Trust I 1.551%, 03/15/43 (144A)	695,000	678,868
Banc of America Funding Trust 2.168%, 05/20/34 (a)	2,625,106	2,670,253
Bear Stearns ALT-A Trust 0.794%, 07/25/34 (a)	3,003,469	2,850,640
CAM Mortgage Trust 3.352%, 12/15/53 (144A)	561,432	561,958
3.967%, 11/25/57 (144A) (a) (e)	261,053	261,491
Countrywide Alternative Loan Trust 0.494%, 08/25/34 (a)	2,359,683	2,324,108
FDIC Trust 4.500%, 10/25/18 (144A)	439,859	446,234
Global Mortgage Securitization, Ltd. 0.474%, 11/25/32 (144A) (a)	2,295,820	2,150,683
GS Mortgage Securities Trust 5.308%, 08/10/44	500,000	510,436
HarborView Mortgage Loan Trust 2.582%, 05/19/34 (a)	2,345,870	2,322,217
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (e)	4,111,740	4,023,338
JP Morgan Mortgage Trust 2.733%, 08/25/34 (a)	523,261	523,071
MASTR Asset Securitization Trust 5.500%, 12/25/33	1,790,780	1,900,145
Merrill Lynch Mortgage Investors Trust 0.614%, 04/25/29 (a)	1,406,749	1,338,058
0.654%, 05/25/29 (a)	2,764,596	2,728,540
0.774%, 10/25/28 (a)	1,545,591	1,519,194
0.794%, 10/25/28 (a)	2,468,993	2,468,815
1.027%, 01/25/29 (a)	1,732,902	1,732,552
Sequoia Mortgage Trust 0.457%, 12/20/34 (a)	3,245,981	3,237,181
0.497%, 10/20/34 (a)	3,454,932	3,260,751
0.797%, 01/20/34 (a)	1,727,260	1,647,467
0.817%, 07/20/33 (a)	2,007,231	1,958,981
0.917%, 04/20/33 (a)	1,905,679	1,897,738
Springleaf Mortgage Loan Trust 1.270%, 06/25/58 (144A) (a)	2,690,977	2,680,445
1.780%, 12/25/65 (144A) (a)	5,261,986	5,252,941
1.870%, 09/25/57 (144A) (a)	1,691,870	1,691,669
2.310%, 06/25/58 (144A) (a)	1,240,000	1,207,800
3.140%, 06/25/58 (144A) (a)	792,000	778,017
3.520%, 12/25/65 (144A) (a)	2,177,000	2,182,671
3.790%, 09/25/57 (144A) (a)	1,274,000	1,284,467
3.790%, 06/25/58 (144A) (a)	603,000	596,640
4.480%, 12/25/65 (144A) (a)	3,000,000	3,092,676
6.000%, 10/25/57 (144A) (a)	350,000	366,921
Station Place Securitization Trust
1.870%, 02/25/15 (a)	1,000,000	1,000,000
Structured Asset Mortgage Investments II Trust
0.856%, 01/19/34 (a)	2,790,371	2,713,775

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
0.856%, 03/19/34 (a)	3,133,728	$3,053,276
Structured Asset Mortgage Investments Trust
1.056%, 05/19/33 (a)	3,042,411	2,952,742
Structured Asset Securities Corp. Mortgage Loan Trust
0.754%, 10/25/27 (a)	732,939	713,722
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.475%, 11/25/33 (a)	1,795,043	1,799,220
Thornburg Mortgage Securities Trust
2.001%, 12/25/44 (a)	2,581,415	2,595,980
2.248%, 04/25/45 (a)	3,607,566	3,632,992
Wells Fargo Mortgage Backed Securities Trust
2.621%, 03/25/35 (a)	3,656,772	3,720,192
Wells Fargo Mortgage Loan Trust
2.847%, 08/27/37 (144A) (a)	1,826,556	1,838,679

		90,677,114

Commercial Mortgage-Backed Securities—3.1%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	1,415,000	1,418,941
A10 Term Asset Financing LLC
2.620%, 11/15/27 (144A)	2,861,000	2,852,242
4.380%, 11/15/27 (144A)	425,000	422,832
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	2,250,000	2,448,729
5.611%, 04/10/49 (a)	1,000,000	1,104,993
5.889%, 07/10/44 (a)	1,638,583	1,772,095
BB-UBS Trust
2.892%, 06/05/30 (144A)	1,250,000	1,191,590
3.430%, 11/05/36 (144A)	2,950,000	2,820,536
Bear Stearns Commercial Mortgage Securities Trust
0.815%, 06/11/50 (144A) (a)	1,500,000	1,463,903
Citigroup Commercial Mortgage Trust
2.110%, 01/12/30 (144A)	574,038	578,260
Commercial Mortgage Pass-Through Certificates
0.220%, 07/10/45 (144A) (a) (b)	120,000,000	2,107,944
1.005%, 02/13/32 (144A) (a)	1,100,000	1,100,691
2.365%, 02/10/29 (144A)	2,789,132	2,856,782
3.612%, 06/10/46 (a)	2,934,000	2,949,826
4.353%, 08/10/30 (144A)	3,000,000	3,192,012
Commercial Mortgage Trust
2.987%, 04/12/35 (144A)	1,871,000	1,792,820
DBRR Trust
0.853%, 02/25/45 (144A) (a)	1,124,899	1,119,134
1.636%, 12/18/49 (144A) (a)	2,777,367	2,786,046
GS Mortgage Securities Corp. II
2.318%, 01/10/30 (144A)	733,000	734,801
2.706%, 12/10/27 (144A)	295,558	295,440
GS Mortgage Securities Corp. Trust
3.551%, 04/10/34 (144A)	3,000,000	3,021,594

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
5.716%, 02/15/51	3,000,000	3,314,211
KGS-Alpha SBA COOF Trust
Zero Coupon, 05/25/39 (144A) (a) (b)	12,668,161	304,828
0.859%, 08/25/38	17,400,113	687,848
1.796%, 03/25/39	11,124,268	644,860
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	726,627
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	1,235,842	1,361,820
Morgan Stanley Bank of America Merrill Lynch Trust
3.669%, 02/15/47	3,000,000	3,092,184
Morgan Stanley Re-REMIC Trust
0.250%, 07/27/49 (144A)	1,500,000	1,235,250
2.000%, 07/27/49 (144A)	1,749,306	1,753,679
N-Star Real Estate CDO, Ltd.
2.004%, 08/25/29 (144A) (a)	3,036,978	3,036,978
5.154%, 08/25/29 (144A) (a)	880,000	874,225
NCUA Guaranteed Notes Trust
2.650%, 10/29/20	3,582,933	3,673,986
2.900%, 10/29/20	5,000,000	5,183,500
ORES NPL LLC
3.081%, 09/25/25 (144A)	2,516,499	2,516,569
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	531,000	502,850
UBS-BAMLL Trust
3.663%, 06/10/30 (144A)	578,000	569,672
UBS-Barclays Commercial Mortgage Trust
3.244%, 04/10/46	2,228,000	2,173,577
VFC LLC
3.130%, 03/20/26 (144A)	798,341	807,098
VNO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,346,094
3.808%, 12/13/29 (144A)	2,500,000	2,608,120
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (a)	1,000,000	980,212

		75,425,399

Total Mortgage-Backed Securities (Cost $165,664,961)		166,102,513

Foreign Government—0.8%

Provincial—0.0%
Province of Ontario
1.650%, 09/27/19	1,000,000	969,080

Sovereign—0.8%
Brazilian Government International Bond
4.250%, 01/07/25	601,000	581,468
Israel Government AID Bonds
Zero Coupon, 08/15/20	1,500,000	1,271,932
Zero Coupon, 02/15/22	3,000,000	2,369,952

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Israel Government AID Bonds
Zero Coupon, 11/01/22	8,000,000	$6,109,024
Mexico Government International Bonds
3.500%, 01/21/21	1,948,000	1,972,350
4.000%, 10/02/23	1,374,000	1,387,740
5.550%, 01/21/45	737,000	783,063
5.750%, 10/12/10	500,000	491,250
Poland Government International Bond
4.000%, 01/22/24	930,000	934,882
South Africa Government International Bond
5.875%, 09/16/25	384,000	412,800
Turkey Government International Bonds
5.750%, 03/22/24	1,375,000	1,422,437
6.625%, 02/17/45	416,000	438,360

		18,175,258

Total Foreign Government (Cost $19,801,473)		19,144,338

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $49,355,000 on 04/01/14 collateralized by $50,345,000 U.S. Treasury Note at 0.625% due 08/15/16 with a value $50,345,000.	49,355,000	49,355,000

Total Short-Term Investment (Cost $49,355,000)		49,355,000

Total Investments—99.8% (Cost $2,486,264,547) (f)		2,425,191,990
Other assets and liabilities (net)—0.2%		5,684,929

Net Assets—100.0%		$2,430,876,919

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $21,396,136, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(f)	As of March 31, 2014, the aggregate cost of investments was $2,486,264,547. The aggregate unrealized appreciation and depreciation of investments were $19,423,877 and $(80,496,434), respectively, resulting in net unrealized depreciation of $(61,072,557).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $286,673,346, which is 11.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust	03/20/13	$2,616,055	$2,607,672	$2,634,570
AJAX Mortgage Loan Trust	11/15/13	1,448,965	1,443,096	1,444,211
AJAX Mortgage Loan Trust	01/28/13	436,144	433,237	430,789
CAM Mortgage Trust	04/25/13	261,053	260,922	261,491
Conix Mortgage Asset Trust	05/16/13	1,120,786	1,120,786	1,124,288
Fortress Opportunities Residential Transaction	11/08/13	1,028,780	1,028,676	1,038,536
Fortress Opportunities Residential Transaction	11/08/13	565,859	565,823	571,518
Homeowner Assistance Program Reverse Mortgage Loan Trust	05/03/13	4,111,740	4,053,330	4,023,338
LV Tower 52 Issuer LLC	06/09/13	2,039,635	2,039,635	2,026,175
LV Tower 52 Issuer LLC	10/08/13	1,122,889	1,121,724	1,122,889
NYMT Residential LLC	09/18/13	2,429,000	2,429,000	2,429,000
RBSHD Trust	09/27/13	2,998,508	2,998,508	3,025,230
Real Estate Asset Trust	04/01/13	914,553	914,553	914,553
Real Estate Asset Trust	07/16/13	347,815	347,815	349,548

				$21,396,136

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,552,609,228	$—	$1,552,609,228
Total Corporate Bonds & Notes*	—	459,714,769	—	459,714,769
Total Asset-Backed Securities*	—	178,266,142	—	178,266,142
Total Mortgage-Backed Securities*	—	166,102,513	—	166,102,513
Total Foreign Government*	—	19,144,338	—	19,144,338
Total Short-Term Investment*	—	49,355,000	—	49,355,000
Total Investments	$—	$2,425,191,990	$—	$2,425,191,990

*	See Schedule of Investments for additional detailed categorizations.

MIST-107

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—32.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus Group NV	20,666	$1,482,046
Honeywell International, Inc.	15,093	1,400,027
L-3 Communications Holdings, Inc.	4,081	482,170
United Technologies Corp.	18,833	2,200,448

		5,564,691

Air Freight & Logistics—0.3%
Deutsche Post AG	35,790	1,329,479
PostNL NV (a)	202,006	926,432
Yamato Holdings Co., Ltd.	73,600	1,584,568

		3,840,479

Airlines—0.1%
Delta Air Lines, Inc.	10,528	364,795
Japan Airlines Co., Ltd.	25,400	1,248,655
United Continental Holdings, Inc. (a)	8,172	364,716

		1,978,166

Auto Components—0.6%
Bridgestone Corp.	60,500	2,142,554
Continental AG	7,974	1,910,787
GKN plc	351,148	2,285,933
Lear Corp.	675	56,511
TRW Automotive Holdings Corp. (a)	4,030	328,929
Valeo S.A.	13,695	1,931,775

		8,656,489

Automobiles—1.0%
Astra International Tbk PT	1,479,000	968,353
Bayerische Motoren Werke (BMW) AG	10,756	1,357,755
Daimler AG	24,220	2,288,911
Geely Automobile Holdings, Ltd.	680,000	267,389
General Motors Co.	29,212	1,005,477
Honda Motor Co., Ltd.	61,200	2,151,848
Hyundai Motor Co.	10,170	2,403,838
Mahindra & Mahindra, Ltd. (GDR)	76,360	1,244,668
Mazda Motor Corp.	149,000	659,820
Toyota Motor Corp.	38,300	2,155,477

		14,503,536

Banks—3.1%
Australia & New Zealand Banking Group, Ltd.	62,247	1,913,047
Banco Santander Chile (ADR)	23,530	551,543
Bank of America Corp.	139,996	2,407,931
BNP Paribas S.A.	26,662	2,061,141
Capitec Bank Holdings, Ltd.	15,490	286,375
Citigroup, Inc.	40,024	1,905,142
Cullen/Frost Bankers, Inc.	896	69,467
Danske Bank A/S	76,644	2,137,211
Grupo Financiero Banorte S.A.B. de C.V. - Class O	86,080	582,130
HDFC Bank, Ltd. (ADR)	92,150	3,780,915
HSBC Holdings plc	380,199	3,849,569
Itau Unibanco Holding S.A. (ADR)	72,870	1,082,848

Banks—(Continued)
Lloyds Banking Group plc (a)	363,108	455,753
Mitsubishi UFJ Financial Group, Inc.	997,700	5,473,052
Mizuho Financial Group, Inc.	1,506,000	2,971,419
Nordea Bank AB	96,027	1,363,802
PNC Financial Services Group, Inc. (The)	6,988	607,956
PT Bank Rakyat Indonesia Persero Tbk	1,025,000	872,419
Public Bank Bhd	99,800	585,905
Sberbank of Russia (ADR)	114,470	1,118,372
Siam Commercial Bank Public Co., Ltd.	121,200	588,440
Standard Chartered plc	53,440	1,117,656
Sumitomo Mitsui Financial Group, Inc.	115,900	4,940,410
Sumitomo Mitsui Trust Holdings, Inc.	329,000	1,483,568
SVB Financial Group (a)	698	89,888
Turkiye Garanti Bankasi A/S	158,825	542,622
U.S. Bancorp	2,369	101,535
Wells Fargo & Co.	73,594	3,660,566

		46,600,682

Beverages—0.7%
Ambev S.A. (ADR)	230,000	1,704,300
Coca-Cola Co. (The)	24,995	966,307
Constellation Brands, Inc. - Class A (a)	2,511	213,360
Dr Pepper Snapple Group, Inc.	14,131	769,574
Molson Coors Brewing Co. - Class B	3,500	206,010
PepsiCo, Inc.	17,534	1,464,089
SABMiller plc	68,327	3,412,819
Tsingtao Brewery Co., Ltd. - Class H	160,000	1,177,415

		9,913,874

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (a)	2,748	418,053
Biogen Idec, Inc. (a)	4,689	1,434,225
Celgene Corp. (a)	10,180	1,421,128
Gilead Sciences, Inc. (a)	7,391	523,726
Vertex Pharmaceuticals, Inc. (a)	4,132	292,215

		4,089,347

Building Products—0.3%
Cie de St-Gobain	39,009	2,361,725
Daikin Industries, Ltd.	31,900	1,783,907
Masco Corp.	25,972	576,838

		4,722,470

Capital Markets—0.7%
Charles Schwab Corp. (The)	19,291	527,223
Goldman Sachs Group, Inc. (The)	3,780	619,353
Henderson Group plc	405,097	1,782,347
Invesco, Ltd.	24,718	914,566
Jupiter Fund Management plc	234,203	1,567,591
Morgan Stanley	33,699	1,050,398
Nomura Holdings, Inc.	173,800	1,112,979
State Street Corp.	8,004	556,678
UBS AG (a)	117,552	2,426,976

		10,558,111

MIST-108

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—0.4%
Axiall Corp.	5,074	$227,924
BASF SE	22,306	2,479,014
CF Industries Holdings, Inc.	24	6,255
Dow Chemical Co. (The)	11,847	575,646
E.I. du Pont de Nemours & Co.	622	41,736
Monsanto Co.	7,106	808,450
Mosaic Co. (The)	2,285	114,250
Solvay S.A.	13,122	2,062,471

		6,315,746

Commercial Services & Supplies—0.0%
Tyco International, Ltd.	3,420	145,008

Communications Equipment—0.2%
Cisco Systems, Inc.	81,885	1,835,043
QUALCOMM, Inc.	20,789	1,639,420

		3,474,463

Construction & Engineering—0.1%
Fluor Corp.	18,501	1,438,083
Larsen & Toubro, Ltd. (GDR)	28,160	599,808

		2,037,891

Construction Materials—0.1%
Martin Marietta Materials, Inc.	1,823	233,982
Siam Cement PCL (The) NVDR	45,000	579,418

		813,400

Consumer Finance—0.1%
American Express Co.	3,901	351,207
Capital One Financial Corp.	9,939	766,893
SLM Corp.	2,535	62,057

		1,180,157

Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	7,994	357,651
Sealed Air Corp.	1,700	55,879
Smurfit Kappa Group plc	106,350	2,586,827

		3,000,357

Distributors—0.0%
Imperial Holdings, Ltd.	14,880	266,443

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc. - Class B (a)	11,084	1,385,168
FirstRand, Ltd.	294,680	1,010,527
ING Groep NV (a)	280,383	3,984,970
IntercontinentalExchange Group, Inc.	3,922	775,889
ORIX Corp. (a)	113,800	1,598,339
Remgro, Ltd.	34,310	667,934

		9,422,827

Diversified Telecommunication Services—0.8%
AT&T, Inc.	2,168	76,032

Diversified Telecommunication Services—(Continued)
BT Group plc	488,500	3,109,029
Koninklijke KPN NV (a)	430,494	1,523,347
Nippon Telegraph & Telephone Corp.	78,400	4,261,411
Verizon Communications, Inc.	48,124	2,289,259

		11,259,078

Electric Utilities—0.2%
American Electric Power Co., Inc.	12,374	626,867
Edison International	2,439	138,072
FirstEnergy Corp.	7,420	252,502
NextEra Energy, Inc.	13,477	1,288,671

		2,306,112

Electrical Equipment—0.5%
Eaton Corp. plc	14,139	1,062,122
Emerson Electric Co.	23,341	1,559,179
Schneider Electric S.A.	27,216	2,419,675
Sumitomo Electric Industries, Ltd.	191,300	2,842,099

		7,883,075

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.	12,581	261,936
Delta Electronics, Inc.	166,000	1,028,905
Hitachi, Ltd.	264,000	1,944,755
Keyence Corp.	3,600	1,481,025
TE Connectivity, Ltd.	4,934	297,076

		5,013,697

Energy Equipment & Services—0.4%
Ensco plc - Class A	14,470	763,727
Halliburton Co.	12,750	750,847
Noble Corp. plc	8,821	288,800
Petrofac, Ltd.	42,460	1,020,948
Schlumberger, Ltd.	20,223	1,971,742
Tenaris S.A. (ADR)	27,020	1,195,635

		5,991,699

Food & Staples Retailing—0.9%
Casino Guichard Perrachon S.A.	7,127	849,533
Costco Wholesale Corp.	6,321	705,929
CVS Caremark Corp.	21,230	1,589,278
Delhaize Group S.A.	38,927	2,852,543
Kroger Co. (The)	9,069	395,862
Magnit OJSC (GDR)	19,700	1,079,560
Massmart Holdings, Ltd.	24,140	315,300
President Chain Store Corp.	114,000	803,110
Seven & I Holdings Co., Ltd.	52,100	1,987,154
Shoprite Holdings, Ltd.	73,480	1,111,211
Sun Art Retail Group, Ltd.	388,500	489,919
Wal-Mart de Mexico S.A.B. de C.V.	271,500	646,751
Wal-Mart Stores, Inc.	4,668	356,775

		13,182,925

MIST-109

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—0.9%
Archer-Daniels-Midland Co.	27,384	$1,188,192
General Mills, Inc.	20,431	1,058,734
Grieg Seafood ASA (a)	114,388	456,979
Kellogg Co.	7,788	488,385
Marine Harvest ASA	227,686	2,580,113
Mondelez International, Inc. - Class A	30,053	1,038,331
Nutreco NV	18,996	844,391
Salmar ASA (a)	104,920	1,503,009
Tiger Brands, Ltd.	18,980	490,885
Tingyi Cayman Islands Holding Corp.	240,000	691,187
Unilever NV	73,143	3,007,446

		13,347,652

Gas Utilities—0.0%
Questar Corp.	9,599	228,264

Health Care Equipment & Supplies—0.2%
Abbott Laboratories	26,543	1,022,171
Baxter International, Inc.	10,627	781,935
Covidien plc	3,402	250,591
Stryker Corp.	7,740	630,578

		2,685,275

Health Care Providers & Services—0.2%
Aetna, Inc.	3,997	299,655
Humana, Inc.	8,047	907,058
McKesson Corp.	3,711	655,251
UnitedHealth Group, Inc.	12,586	1,031,926

		2,893,890

Health Care Technology—0.0%
Cerner Corp. (a)	4,314	242,662

Hotels, Restaurants & Leisure—0.6%
InterContinental Hotels Group plc	68,212	2,195,471
McDonald’s Corp.	1,024	100,383
Royal Caribbean Cruises, Ltd.	10,502	572,989
Sands China, Ltd.	301,600	2,260,679
Sodexo	22,943	2,408,613
Starbucks Corp.	12,495	916,883
Yum! Brands, Inc.	2,074	156,359

		8,611,377

Household Durables—0.7%
Barratt Developments plc	111,074	764,708
Berkeley Group Holdings plc	89,763	3,922,956
Electrolux AB - Series B	52,427	1,144,181
Harman International Industries, Inc.	3,427	364,633
Lennar Corp. - Class A	1,474	58,400
Persimmon plc (a)	103,859	2,331,334
PulteGroup, Inc.	16,123	309,400
Sekisui Chemical Co., Ltd.	90,000	933,880
Toll Brothers, Inc. (a)	2,055	73,774

		9,903,266

Household Products—0.2%
Kimberly-Clark Corp.	1,209	133,292
Procter & Gamble Co. (The)	29,365	2,366,819
Unilever Indonesia Tbk PT	142,000	368,441

		2,868,552

Industrial Conglomerates—0.4%
Bidvest Group, Ltd.	44,630	1,180,329
General Electric Co.	45,690	1,182,914
Hutchison Whampoa, Ltd.	95,000	1,262,410
Jardine Matheson Holdings, Ltd.	20,800	1,319,560
KOC Holding AS	182,737	769,441

		5,714,654

Insurance—2.2%
ACE, Ltd.	16,719	1,656,184
Aegon NV	66,404	610,831
Ageas	70,325	3,136,263
AIA Group, Ltd.	382,800	1,818,740
Allianz SE	20,064	3,390,800
AXA S.A.	139,148	3,622,949
Axis Capital Holdings, Ltd.	1,644	75,377
Everest Re Group, Ltd.	35	5,357
Hartford Financial Services Group, Inc. (The)	10,978	387,194
Legal & General Group plc	131,382	448,992
Lincoln National Corp.	1,273	64,503
Marsh & McLennan Cos., Inc.	12,392	610,926
Muenchener Rueckversicherungs AG	12,608	2,754,430
Ping An Insurance Group Co. of China, Ltd. - Class H	83,500	692,904
Prudential Financial, Inc.	13,523	1,144,722
Prudential plc	199,741	4,231,352
Swiss Re AG (a)	46,970	4,358,227
Travelers Cos., Inc. (The)	755	64,250
XL Group plc	10,324	322,625
Zurich Insurance Group AG (a)	9,556	2,936,572

		32,333,198

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	3,633	1,222,577
priceline.com, Inc. (a)	494	588,794

		1,811,371

Internet Software & Services—0.4%
Baidu, Inc. (ADR) (a)	5,130	781,709
eBay, Inc. (a)	14,180	783,303
Facebook, Inc. - Class A (a)	10,186	613,605
Google, Inc. - Class A (a)	3,177	3,540,798
LinkedIn Corp. - Class A (a)	307	56,777

		5,776,192

IT Services—0.8%
Accenture plc - Class A	6,462	515,151
Alliance Data Systems Corp. (a)	947	258,010
Cap Gemini S.A.	54,580	4,138,219
Cielo S.A.	28,100	895,510

MIST-110

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A (a)	15,994	$809,456
Infosys, Ltd. (ADR)	32,190	1,744,054
International Business Machines Corp.	3,263	628,095
MasterCard, Inc. - Class A	3,160	236,052
Nomura Research Institute, Ltd.	37,100	1,169,458
Visa, Inc. - Class A	6,873	1,483,606
Xerox Corp.	18,258	206,315

		12,083,926

Life Sciences Tools & Services—0.0%
Mettler-Toledo International, Inc. (a)	1,817	428,231

Machinery—0.3%
Caterpillar, Inc.	1,838	182,642
Deere & Co.	3,361	305,179
DMG Mori Seiki Co., Ltd.	51,200	646,352
Kawasaki Heavy Industries, Ltd.	260,000	955,925
PACCAR, Inc.	16,382	1,104,802
SPX Corp.	1,687	165,849
WEG S.A.	47,970	670,185

		4,030,934

Marine—0.1%
AP Moeller - Maersk A/S - Class B	91	1,094,034

Media—0.9%
CBS Corp. - Class B	11,570	715,026
Comcast Corp. - Class A	39,677	1,984,644
Dentsu, Inc.	38,000	1,439,090
DISH Network Corp. - Class A (a)	4,840	301,096
Omnicom Group, Inc.	1,016	73,762
Publicis Groupe S.A.	23,137	2,092,601
Reed Elsevier plc	151,460	2,316,214
Time Warner Cable, Inc.	4,688	643,100
Time Warner, Inc.	27,524	1,798,143
Walt Disney Co. (The)	8,302	664,741
Wolters Kluwer NV	46,820	1,322,414
WPP plc	42,007	869,036

		14,219,867

Metals & Mining—0.5%
Alcoa, Inc.	54,086	696,087
Anglo American plc	22,129	564,381
First Quantum Minerals, Ltd.	84,738	1,565,986
Freeport-McMoRan Copper & Gold, Inc.	12,476	412,581
Rio Tinto plc	41,988	2,341,654
United States Steel Corp.	12,097	333,998
Vale S.A. (ADR)	70,750	880,838

		6,795,525

Multi-Utilities—0.4%
CMS Energy Corp.	19,403	568,120
Dominion Resources, Inc.	5,482	389,167
DTE Energy Co.	67	4,978

Multi-Utilities—(Continued)
GDF Suez	82,260	2,254,089
NiSource, Inc.	15,021	533,696
Public Service Enterprise Group, Inc.	14,900	568,286
Sempra Energy	4,634	448,386
Suez Environnement Co.	52,821	1,073,136

		5,839,858

Multiline Retail—0.3%
Lojas Renner S.A.	18,520	524,176
Macy’s, Inc.	5,466	324,079
Next plc	35,520	3,915,986
Nordstrom, Inc.	2,610	162,994

		4,927,235

Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.	5,949	504,237
BG Group plc	134,767	2,513,447
BP plc	563,492	4,512,626
Cheniere Energy, Inc. (a)	3,874	214,426
Chevron Corp.	21,137	2,513,401
CNOOC, Ltd.	794,000	1,200,239
ConocoPhillips	1,506	105,947
ENI S.p.A.	32,751	822,464
EOG Resources, Inc.	3,613	708,762
EQT Corp.	2,530	245,334
Exxon Mobil Corp.	32,093	3,134,844
Lukoil OAO (ADR)	22,100	1,235,942
Marathon Oil Corp.	18,367	652,396
Marathon Petroleum Corp.	11,301	983,639
Occidental Petroleum Corp.	11,082	1,056,004
Phillips 66	130	10,018
Pioneer Natural Resources Co.	405	75,792
QEP Resources, Inc.	5,061	148,996
Range Resources Corp.	620	51,441
Repsol S.A.	44,243	1,130,557
Royal Dutch Shell plc - A Shares	161,858	5,914,780
Royal Dutch Shell plc - B Shares	43,360	1,691,620
Total S.A.	31,657	2,079,229
Tullow Oil plc	70,178	876,712
Ultrapar Participacoes S.A.	40,690	984,702

		33,367,555

Paper & Forest Products—0.1%
International Paper Co.	3,758	172,417
Stora Enso Oyj - R Shares	97,136	1,040,481
UPM-Kymmene Oyj	59,575	1,020,187

		2,233,085

Pharmaceuticals—3.7%
Actavis plc (a)	1,023	210,585
Allergan, Inc.	3,896	483,494
AstraZeneca plc	13,651	884,490
Bayer AG	58,327	7,887,949
Bristol-Myers Squibb Co.	38,595	2,005,010
GlaxoSmithKline plc	141,177	3,760,905

MIST-111

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	40,323	$3,960,928
Merck & Co., Inc.	27,114	1,539,262
Novartis AG	116,421	9,888,266
Novo Nordisk A/S - Class B	92,364	4,213,602
Perrigo Co. plc	2,957	457,330
Pfizer, Inc.	10,827	347,763
Roche Holding AG	35,828	10,769,414
Sanofi	29,550	3,087,975
Shire plc	116,900	5,752,299

		55,249,272

Real Estate Investment Trusts—0.6%
American Tower Corp.	1,757	143,846
AvalonBay Communities, Inc.	2,668	350,362
Brandywine Realty Trust	9,374	135,548
DiamondRock Hospitality Co.	23,900	280,825
First Real Estate Investment Trust	890,000	760,543
General Growth Properties, Inc.	3,700	81,400
Goodman Group	258,464	1,134,283
Highwoods Properties, Inc.	4,764	182,985
Host Hotels & Resorts, Inc.	2,598	52,584
Kilroy Realty Corp.	1,945	113,938
Kimco Realty Corp.	8,940	195,607
Liberty Property Trust	2,800	103,488
Lippo Malls Indonesia Retail Trust	2,503,000	795,655
Mapletree Logistics Trust	1,045,000	869,323
Mid-America Apartment Communities, Inc.	2,200	150,194
Prologis, Inc.	6,991	285,443
Public Storage	545	91,827
Simon Property Group, Inc.	3,808	624,512
Unibail-Rodamco SE	6,590	1,712,000
Ventas, Inc.	5,172	313,268

		8,377,631

Real Estate Management & Development—0.2%
Daiwa House Industry Co., Ltd.	48,000	812,631
Deutsche Wohnen AG	40,979	879,066
Hang Lung Properties, Ltd.	143,000	410,559
TAG Immobilien AG	56,258	697,455
Wharf Holdings, Ltd.	114,000	729,839

		3,529,550

Road & Rail—0.2%
CSX Corp.	42,304	1,225,547
Norfolk Southern Corp.	2,799	271,979
Union Pacific Corp.	11,442	2,147,205

		3,644,731

Semiconductors & Semiconductor Equipment—0.8%
Applied Materials, Inc.	19,605	400,334
ASML Holding NV	25,705	2,379,798
Avago Technologies, Ltd.	8,070	519,789
Freescale Semiconductor, Ltd. (a)	1,900	46,379
KLA-Tencor Corp.	11,623	803,614
Lam Research Corp. (a)	11,601	638,055

Semiconductors & Semiconductor Equipment—(Continued)
Samsung Electronics Co., Ltd. (GDR)	4,280	2,692,120
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	162,450	3,252,249
Xilinx, Inc.	14,299	776,007

		11,508,345

Software—0.6%
Adobe Systems, Inc. (a)	13,250	871,055
CA, Inc.	2,800	86,716
Citrix Systems, Inc. (a)	4,071	233,798
Microsoft Corp.	82,883	3,397,374
Oracle Corp.	40,258	1,646,955
SAP AG	29,929	2,422,565
VMware, Inc. - Class A (a)	2,466	266,377

		8,924,840

Specialty Retail—0.5%
AutoZone, Inc. (a)	1,431	768,590
Gap, Inc. (The)	1,176	47,110
Home Depot, Inc. (The)	22,032	1,743,392
Kingfisher plc	237,625	1,672,841
Lowe’s Cos., Inc.	26,028	1,272,769
Mr. Price Group, Ltd.	19,430	290,526
Ross Stores, Inc.	5,334	381,648
TJX Cos., Inc. (The)	12,861	780,020

		6,956,896

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	7,356	3,948,259
EMC Corp.	22,994	630,266
Hewlett-Packard Co.	13,002	420,745

		4,999,270

Textiles, Apparel & Luxury Goods—0.2%
Cie Financiere Richemont S.A.	22,518	2,156,144
Lululemon Athletica, Inc. (a)	1,705	89,666
VF Corp.	18,573	1,149,297

		3,395,107

Tobacco—0.6%
British American Tobacco Malaysia Bhd	13,300	240,812
British American Tobacco plc	52,679	2,932,852
Japan Tobacco, Inc.	141,500	4,436,914
Philip Morris International, Inc.	23,440	1,919,033

		9,529,611

Trading Companies & Distributors—0.0%
WW Grainger, Inc.	2,527	638,472

Transportation Infrastructure—0.1%
CCR S.A.	102,780	789,082

Water Utilities—0.0%
American Water Works Co., Inc.	3,433	155,858

MIST-112

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Wireless Telecommunication Services—0.8%
China Mobile, Ltd.	183,000	$1,662,809
KDDI Corp.	98,100	5,708,731
MTN Group, Ltd.	76,820	1,572,937
Vodafone Group plc	641,334	2,361,107

		11,305,584

Total Common Stocks (Cost $442,780,905)		483,161,575

Corporate Bonds & Notes—23.0%

Advertising—0.0%
Interpublic Group of Cos., Inc. (The) 3.750%, 02/15/23	85,000	82,654
4.200%, 04/15/24	125,000	124,908
Omnicom Group, Inc. 3.625%, 05/01/22	185,000	183,723

		391,285

Aerospace/Defense—0.3%
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	375,834
BAE Systems plc 4.750%, 10/11/21 (144A)	225,000	241,543
Boeing Capital Corp. 4.700%, 10/27/19	255,000	284,521
Boeing Co. (The) 7.250%, 06/15/25	11,000	14,231
8.625%, 11/15/31	125,000	185,355
EADS Finance B.V. 2.700%, 04/17/23 (144A)	279,000	263,608
General Dynamics Corp. 1.000%, 11/15/17	117,000	114,831
2.250%, 11/15/22	250,000	230,548
Lockheed Martin Corp. 4.070%, 12/15/42	312,000	292,583
7.650%, 05/01/16	168,000	191,702
Northrop Grumman Corp. 3.250%, 08/01/23	400,000	383,014
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	263,904
United Technologies Corp. 3.100%, 06/01/22	245,000	244,566
5.375%, 12/15/17	173,000	197,312
5.400%, 05/01/35	525,000	604,020
6.050%, 06/01/36	100,000	123,263
6.700%, 08/01/28	233,000	296,834
7.500%, 09/15/29	255,000	351,909
8.875%, 11/15/19	41,000	52,747

		4,712,325

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	260,000	243,984

Agriculture—(Continued)
Altria Group, Inc.
4.250%, 08/09/42	80,000	70,888
4.500%, 05/02/43	215,000	197,494
Archer-Daniels-Midland Co. 4.016%, 04/16/43	150,000	139,767
5.375%, 09/15/35	100,000	112,905
6.625%, 05/01/29	100,000	120,328
BAT International Finance plc 1.400%, 06/05/15 (144A)	250,000	251,951
Bunge N.A. Finance L.P. 5.900%, 04/01/17	90,000	99,134
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17	131,000	136,141
8.500%, 06/15/19	250,000	308,515
Cargill, Inc. 6.125%, 04/19/34 (144A)	325,000	386,769
7.350%, 03/06/19 (144A)	260,000	314,310
Monsanto Finance Canada Co. 5.500%, 07/30/35	125,000	141,164
Philip Morris International, Inc. 2.900%, 11/15/21	305,000	300,998
4.125%, 03/04/43	185,000	170,019
4.875%, 11/15/43	65,000	67,059
Reynolds American, Inc. 3.250%, 11/01/22	270,000	254,016

		3,315,442

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	176,000	176,440
American Airlines Pass-Through Trust 4.950%, 01/15/23 (144A)	557,010	597,393
Continental Airlines Pass-Through Certificates 4.000%, 10/29/24	42,000	42,420
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	66,025	71,307
6.821%, 08/10/22	214,699	252,272
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	250,000	251,875

		1,391,707

Auto Manufacturers—0.5%
Daimler Finance North America LLC 1.450%, 08/01/16 (144A)	175,000	176,645
1.875%, 01/11/18 (144A)	205,000	204,134
2.375%, 08/01/18 (144A)	665,000	671,101
8.500%, 01/18/31	330,000	490,107
Ford Motor Co. 4.750%, 01/15/43	80,000	77,362
6.375%, 02/01/29	500,000	571,095
6.625%, 02/15/28	250,000	278,450
9.980%, 02/15/47	400,000	591,977
General Motors Co. 6.250%, 10/02/43 (144A)	235,000	254,387

MIST-113

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 0.786%, 03/03/17 (144A) (b)	176,000	$176,307
1.800%, 03/15/18 (144A)	146,000	144,094
1.950%, 09/12/17 (144A)	1,000,000	1,004,386
PACCAR Financial Corp. 0.800%, 02/08/16	217,000	217,158
1.050%, 06/05/15	80,000	80,532
1.600%, 03/15/17	150,000	151,172
Toyota Motor Credit Corp. 0.406%, 12/05/14 (b)	458,000	458,431
1.250%, 10/05/17	200,000	198,171
2.000%, 10/24/18	350,000	349,369
2.050%, 01/12/17	300,000	307,942
2.625%, 01/10/23	400,000	378,860
4.250%, 01/11/21	150,000	163,382

		6,945,062

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 2.600%, 12/01/16	75,000	77,382
5.500%, 01/15/16	135,000	145,884

		223,266

Banks—4.8%
Abbey National Treasury Services plc 4.000%, 03/13/24	315,000	317,715
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	210,000	209,738
American Express Bank FSB 0.455%, 06/12/17 (b)	500,000	496,534
American Express Centurion Bank 6.000%, 09/13/17	250,000	287,182
Australia & New Zealand Banking Group, Ltd. 4.500%, 03/19/24 (144A)	220,000	219,395
Bank of America Corp. 2.000%, 01/11/18	1,625,000	1,621,956
3.300%, 01/11/23	500,000	482,045
3.875%, 03/22/17	485,000	517,325
4.000%, 04/01/24	486,000	485,428
4.100%, 07/24/23	326,000	330,667
4.125%, 01/22/24	500,000	505,634
5.000%, 01/21/44	290,000	296,057
5.625%, 10/14/16	800,000	883,953
5.625%, 07/01/20	2,000,000	2,275,896
6.400%, 08/28/17	100,000	114,798
7.625%, 06/01/19	250,000	307,693
8.000%, 01/30/18 (b)	470,000	532,275
Bank of America N.A. 0.513%, 06/15/16 (b)	250,000	247,831
5.300%, 03/15/17	1,400,000	1,540,624
Bank of Montreal 1.400%, 09/11/17	194,000	193,036
1.450%, 04/09/18	500,000	492,836
2.375%, 01/25/19	110,000	110,514
2.550%, 11/06/22	213,000	200,910

Banks—(Continued)
Bank of New York Mellon Corp. (The) 1.969%, 06/20/17	500,000	510,033
3.550%, 09/23/21	352,000	364,644
3.650%, 02/04/24	167,000	168,303
4.500%, 06/20/23 (b)	315,000	286,650
4.600%, 01/15/20	200,000	219,634
Bank of Nova Scotia 1.375%, 07/15/16	465,000	469,662
1.375%, 12/18/17	1,000,000	989,825
3.400%, 01/22/15	170,000	174,206
Banque Federative du Credit Mutuel S.A. 2.750%, 01/22/19 (144A)	365,000	365,784
Barclays Bank plc 6.050%, 12/04/17 (144A)	460,000	515,543
BB&T Corp. 1.600%, 08/15/17	44,000	44,128
2.050%, 06/19/18	139,000	139,046
2.150%, 03/22/17	350,000	358,112
3.950%, 03/22/22	175,000	180,091
BNP Paribas S.A. 2.400%, 12/12/18	540,000	539,955
2.700%, 08/20/18	462,000	471,173
3.250%, 03/03/23	95,000	92,238
BPCE S.A. 2.500%, 12/10/18	500,000	502,383
5.700%, 10/22/23 (144A)	200,000	207,894
Branch Banking & Trust Co. 0.553%, 09/13/16 (b)	250,000	248,526
2.850%, 04/01/21	360,000	354,939
Canadian Imperial Bank of Commerce 0.900%, 10/01/15	87,000	87,543
1.350%, 07/18/16	1,000,000	1,009,496
Capital One Financial Corp. 1.000%, 11/06/15	91,000	91,129
2.150%, 03/23/15	270,000	274,061
5.500%, 06/01/15	208,000	219,199
7.375%, 05/23/14	250,000	252,428
Capital One N.A. 1.500%, 03/22/18	500,000	489,538
Citigroup, Inc. 1.700%, 07/25/16	355,000	359,031
2.500%, 09/26/18	95,000	95,516
3.375%, 03/01/23	747,000	722,383
4.950%, 11/07/43	285,000	289,618
5.350%, 05/15/23 (b)	240,000	222,600
5.500%, 09/13/25	101,000	107,585
6.125%, 11/21/17	2,600,000	2,977,039
6.125%, 05/15/18	1,200,000	1,379,190
6.625%, 01/15/28	100,000	117,634
6.675%, 09/13/43	70,000	81,970
8.500%, 05/22/19	473,000	602,640
Comerica Bank 5.200%, 08/22/17	250,000	277,545
5.750%, 11/21/16	376,000	420,209

MIST-114

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/15	620,000	$634,739
Credit Suisse 5.400%, 01/14/20	85,000	94,644
5.500%, 05/01/14	550,000	552,248
Credit Suisse AG 6.500%, 08/08/23 (144A)	405,000	444,488
Discover Bank 2.000%, 02/21/18	700,000	696,839
DNB Bank ASA 3.200%, 04/03/17 (144A)	445,000	467,394
Fifth Third Bancorp 3.625%, 01/25/16	155,000	162,626
5.100%, 06/30/23 (b)	210,000	193,200
8.250%, 03/01/38	50,000	70,414
Fifth Third Bank 0.900%, 02/26/16	750,000	750,942
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	1,110,000	1,117,375
2.625%, 01/31/19	95,000	94,757
2.900%, 07/19/18	509,000	519,075
3.625%, 01/22/23	1,045,000	1,027,973
4.000%, 03/03/24	125,000	124,446
5.250%, 07/27/21	800,000	885,592
5.375%, 03/15/20	500,000	557,869
6.125%, 02/15/33	1,000,000	1,158,263
6.250%, 09/01/17	1,000,000	1,141,971
6.250%, 02/01/41	70,000	83,121
6.750%, 10/01/37	130,000	148,917
7.500%, 02/15/19	1,500,000	1,814,682
HSBC Bank plc 1.500%, 05/15/18 (144A)	564,000	552,434
4.125%, 08/12/20 (144A)	160,000	169,569
HSBC Bank USA N.A. 4.875%, 08/24/20	500,000	542,884
5.875%, 11/01/34	1,500,000	1,699,522
HSBC Holdings plc 5.100%, 04/05/21	500,000	559,052
HSBC USA, Inc. 1.625%, 01/16/18	300,000	297,524
Intesa Sanpaolo S.p.A. 5.250%, 01/12/24	255,000	261,959
KeyBank N.A. 1.650%, 02/01/18	1,000,000	992,578
4.950%, 09/15/15	167,000	176,272
KeyCorp. 3.750%, 08/13/15	200,000	207,803
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	622,000	630,951
Morgan Stanley 2.125%, 04/25/18	515,000	513,872
2.500%, 01/24/19	60,000	59,833
3.750%, 02/25/23	618,000	614,082
5.450%, 01/09/17	1,750,000	1,934,649
5.500%, 01/26/20	100,000	112,779

Banks—(Continued)
Morgan Stanley
5.550%, 04/27/17	650,000	725,104
5.625%, 09/23/19	1,100,000	1,251,165
6.250%, 08/09/26	875,000	1,037,629
6.375%, 07/24/42	295,000	359,862
National City Bank 5.800%, 06/07/17	500,000	563,822
National City Bank of Indiana 4.250%, 07/01/18	250,000	267,809
Northern Trust Corp. 3.375%, 08/23/21	500,000	519,589
PNC Bank N.A. 6.875%, 04/01/18	350,000	407,844
PNC Financial Services Group, Inc. (The) 4.850%, 06/01/23 (b)	320,000	300,000
Rabobank Nederland 3.875%, 02/08/22	350,000	362,468
Royal Bank of Canada 0.850%, 03/08/16	270,000	270,619
1.450%, 09/09/16	335,000	339,019
2.200%, 07/27/18	750,000	754,878
2.875%, 04/19/16	500,000	521,203
Royal Bank of Scotland Group plc (The) 6.125%, 01/11/21	35,000	40,829
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	445,000	439,664
2.375%, 11/20/18 (144A)	400,000	399,172
Standard Chartered plc 5.200%, 01/26/24 (144A)	350,000	359,330
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	242,436
State Street Corp. 3.100%, 05/15/23	90,000	85,553
3.700%, 11/20/23	269,000	271,724
4.375%, 03/07/21	100,000	110,467
SunTrust Banks, Inc. 0.533%, 04/01/15 (b)	377,000	376,216
2.350%, 11/01/18	113,000	113,040
2.750%, 05/01/23	300,000	280,966
6.000%, 09/11/17	150,000	170,867
Svenska Handelsbanken AB 1.625%, 03/21/18	250,000	246,521
2.500%, 01/25/19	315,000	317,540
Swedbank AB 1.750%, 03/12/18 (144A)	875,000	866,250
Toronto-Dominion Bank (The) 1.400%, 04/30/18	463,000	455,008
UBS AG 4.875%, 08/04/20	250,000	276,833
US Bancorp 2.200%, 11/15/16	175,000	180,634
US Bank N.A. 0.522%, 10/14/14 (b)	150,000	150,207
4.800%, 04/15/15	200,000	208,532
Wachovia Bank N.A. 6.000%, 11/15/17	1,229,000	1,415,975

MIST-115

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wachovia Corp. 6.605%, 10/01/25	222,000	$261,951
Wells Fargo & Co. 3.676%, 06/15/16	500,000	530,171
4.125%, 08/15/23	195,000	197,271
4.480%, 01/16/24	55,000	56,824
5.375%, 11/02/43	220,000	231,746
5.625%, 12/11/17	700,000	798,443
7.980%, 03/15/18 (b)	540,000	613,575
Wells Fargo Bank N.A. 4.750%, 02/09/15	1,000,000	1,036,325
Westpac Banking Corp. 0.993%, 09/25/15 (b)	200,000	201,715
2.250%, 01/17/19	340,000	338,440
4.875%, 11/19/19	400,000	444,434

		71,416,173

Beverages—0.5%
Anheuser-Busch Cos. LLC 5.750%, 04/01/36	60,000	70,347
5.950%, 01/15/33	100,000	120,152
6.750%, 12/15/27	65,000	78,457
6.800%, 08/20/32	420,000	539,524
Anheuser-Busch InBev Finance, Inc. 2.625%, 01/17/23	1,000,000	939,743
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	387,000	365,401
5.375%, 01/15/20	320,000	367,355
6.375%, 01/15/40	300,000	384,962
8.000%, 11/15/39	50,000	75,162
Beam, Inc. 5.375%, 01/15/16	191,000	204,216
Brown-Forman Corp. 1.000%, 01/15/18	122,000	118,439
Coca-Cola Co. (The) 7.375%, 07/29/93	100,000	131,839
Coca-Cola Refreshments USA, Inc. 7.000%, 05/15/98	100,000	127,525
8.000%, 09/15/22	324,000	420,894
Diageo Capital plc 2.625%, 04/29/23	105,000	97,876
4.828%, 07/15/20	250,000	277,927
4.850%, 05/15/18	46,000	50,769
Diageo Investment Corp. 2.875%, 05/11/22	200,000	194,072
7.450%, 04/15/35	70,000	97,460
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	87,423
Heineken NV 4.000%, 10/01/42 (144A)	575,000	515,807
Molson Coors Brewing Co. 2.000%, 05/01/17	200,000	202,038
PepsiCo, Inc. 0.444%, 02/26/16 (b)	341,000	341,400
2.750%, 03/05/22	215,000	208,650

Beverages—(Continued)
PepsiCo, Inc.
2.750%, 03/01/23	130,000	123,218
4.500%, 01/15/20	276,000	302,713
5.000%, 06/01/18	250,000	280,098
5.500%, 01/15/40	150,000	171,339
SABMiller Holdings, Inc. 2.200%, 08/01/18 (144A)	500,000	499,346
SABMiller plc 6.500%, 07/15/18 (144A)	250,000	293,127
6.625%, 08/15/33 (144A)	150,000	187,408

		7,874,687

Biotechnology—0.3%
Amgen, Inc. 3.875%, 11/15/21	575,000	599,742
5.150%, 11/15/41	75,000	77,266
5.650%, 06/15/42	115,000	127,501
6.375%, 06/01/37	500,000	602,514
6.400%, 02/01/39	100,000	121,466
6.900%, 06/01/38	100,000	127,363
Celgene Corp. 2.300%, 08/15/18	315,000	315,237
3.250%, 08/15/22	174,000	169,575
4.000%, 08/15/23	800,000	812,205
Genzyme Corp. 3.625%, 06/15/15	150,000	155,361
Gilead Sciences, Inc. 3.700%, 04/01/24	500,000	500,209
4.400%, 12/01/21	125,000	135,046
4.500%, 04/01/21	440,000	481,817
4.800%, 04/01/44	135,000	138,970

		4,364,272

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	150,000	166,720

Chemicals—0.4%
CF Industries, Inc. 4.950%, 06/01/43	65,000	63,178
5.150%, 03/15/34	120,000	123,384
5.375%, 03/15/44	100,000	104,257
Dow Chemical Co. (The) 2.500%, 02/15/16	370,000	381,071
3.000%, 11/15/22	54,000	51,330
4.125%, 11/15/21	550,000	575,999
8.550%, 05/15/19	100,000	128,045
Ecolab, Inc. 1.450%, 12/08/17	70,000	69,109
4.350%, 12/08/21	290,000	312,040
4.875%, 02/15/15	150,000	155,294
EI du Pont de Nemours & Co. 2.750%, 04/01/16	60,000	62,335
2.800%, 02/15/23	165,000	155,962
4.250%, 04/01/21	201,000	218,008

MIST-116

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
EI du Pont de Nemours & Co.
6.500%, 01/15/28	100,000	$124,538
LyondellBasell Industries NV 5.000%, 04/15/19	200,000	222,692
Mosaic Co. (The) 4.250%, 11/15/23	177,000	181,573
4.875%, 11/15/41	100,000	95,173
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	28,158
7.375%, 08/01/18	800,000	913,375
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	464,700
PPG Industries, Inc. 3.600%, 11/15/20	155,000	157,449
7.700%, 03/15/38	140,000	191,062
9.000%, 05/01/21	100,000	130,017
Praxair, Inc. 3.000%, 09/01/21	30,000	29,951
4.050%, 03/15/21	300,000	317,278
5.375%, 11/01/16	180,000	198,872
Union Carbide Corp. 7.500%, 06/01/25	701,000	843,142
7.750%, 10/01/96	100,000	115,499
7.875%, 04/01/23	30,000	36,517

		6,450,008

Commercial Services—0.1%
ADT Corp. (The) 3.500%, 07/15/22	423,000	371,825
4.125%, 06/15/23	27,000	24,175
4.875%, 07/15/42	200,000	164,741
California Institute of Technology 4.700%, 11/01/2111	165,000	151,968
ERAC USA Finance LLC 1.400%, 04/15/16 (144A)	11,000	11,055
3.300%, 10/15/22 (144A)	100,000	96,000
6.700%, 06/01/34 (144A)	500,000	592,526
University of Pennsylvania 4.674%, 09/01/2112	254,000	239,651

		1,651,941

Computers—0.3%
Apple, Inc. 3.850%, 05/04/43	418,000	370,682
EMC Corp. 2.650%, 06/01/20	594,000	591,260
3.375%, 06/01/23	325,000	320,465
Hewlett-Packard Co. 3.750%, 12/01/20	150,000	152,371
4.300%, 06/01/21	118,000	123,363
HP Enterprise Services LLC 7.450%, 10/15/29	138,000	164,662
International Business Machines Corp. 1.625%, 05/15/20	105,000	99,350
1.875%, 08/01/22	105,000	94,794

Computers—(Continued)
International Business Machines Corp.
3.375%, 08/01/23	585,000	585,010
3.625%, 02/12/24	180,000	181,491
5.700%, 09/14/17	300,000	343,275
6.220%, 08/01/27	1,000,000	1,213,146

		4,239,869

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 5.500%, 02/01/34	117,000	137,566
5.800%, 08/15/34	300,000	365,901
8.000%, 10/26/29	160,000	226,110

		729,577

Distribution/Wholesale—0.1%
Arrow Electronics, Inc. 3.000%, 03/01/18	26,000	26,286
6.000%, 04/01/20	250,000	275,975
7.500%, 01/15/27	361,000	431,252

		733,513

Diversified Financial Services—1.3%
Air Lease Corp. 3.375%, 01/15/19	410,000	415,638
3.875%, 04/01/21	165,000	165,000
American Express Co. 1.550%, 05/22/18	158,000	155,119
6.800%, 09/01/66 (b)	225,000	246,533
7.000%, 03/19/18	250,000	296,518
American Express Credit Corp. 1.300%, 07/29/16	811,000	817,314
1.750%, 06/12/15	200,000	202,774
2.750%, 09/15/15	150,000	154,560
American Honda Finance Corp. 1.500%, 09/11/17 (144A)	425,000	424,731
Ameriprise Financial, Inc. 4.000%, 10/15/23	600,000	618,998
5.650%, 11/15/15	144,000	154,782
BlackRock, Inc. 3.375%, 06/01/22	100,000	101,286
6.250%, 09/15/17	250,000	289,332
Blackstone Holdings Finance Co. LLC 5.875%, 03/15/21 (144A)	250,000	285,609
Capital One Bank USA N.A. 3.375%, 02/15/23	590,000	574,101
Charles Schwab Corp. (The) 4.450%, 07/22/20	400,000	436,633
CME Group, Inc. 3.000%, 09/15/22	300,000	296,146
Credit Suisse USA, Inc. 5.125%, 08/15/15	500,000	529,682
Ford Motor Credit Co. LLC 1.700%, 05/09/16	333,000	336,718
4.250%, 02/03/17	240,000	257,691

MIST-117

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Ford Motor Credit Co. LLC
4.250%, 09/20/22	415,000	$427,663
4.375%, 08/06/23	635,000	655,161
5.750%, 02/01/21	300,000	342,337
General Electric Capital Corp. 1.500%, 07/12/16	1,000,000	1,013,249
1.600%, 11/20/17	350,000	351,739
1.625%, 07/02/15	536,000	543,285
1.625%, 04/02/18	245,000	243,714
2.100%, 12/11/19	35,000	34,718
4.375%, 09/16/20	520,000	564,788
5.500%, 01/08/20	1,500,000	1,726,057
5.625%, 09/15/17	500,000	567,304
5.875%, 01/14/38	290,000	341,883
6.000%, 08/07/19	1,000,000	1,173,960
6.250%, 12/15/22 (b)	200,000	214,000
6.750%, 03/15/32	1,000,000	1,285,732
HSBC Finance Corp. 0.666%, 06/01/16 (b)	100,000	99,859
IntercontinentalExchange Group, Inc. 4.000%, 10/15/23	118,000	122,413
Invesco Finance plc 5.375%, 11/30/43	75,000	80,092
Jefferies Group LLC 5.125%, 04/13/18	75,000	81,474
8.500%, 07/15/19	375,000	460,857
John Deere Capital Corp. 0.950%, 06/29/15	44,000	44,288
1.200%, 10/10/17	59,000	58,800
1.700%, 01/15/20	43,000	41,177
2.250%, 04/17/19	75,000	75,065
2.800%, 03/04/21	210,000	208,241
2.800%, 01/27/23	122,000	116,691
MassMutual Global Funding II 2.000%, 04/05/17 (144A)	250,000	255,150
National Rural Utilities Cooperative Finance Corp. 0.483%, 05/27/16 (b)	500,000	500,243
8.000%, 03/01/32	400,000	564,332
10.375%, 11/01/18	40,000	53,933

		19,007,370

Electric—1.7%
Alabama Power Co. 5.500%, 10/15/17	147,000	166,353
5.700%, 02/15/33	150,000	176,171
American Electric Power Co., Inc. 1.650%, 12/15/17	119,000	118,241
Appalachian Power Co. 3.400%, 05/24/15	75,000	77,229
5.800%, 10/01/35	150,000	170,936
Arizona Public Service Co. 8.750%, 03/01/19	165,000	211,044
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	165,971

Electric—(Continued)
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	136,549
3.350%, 07/01/23	460,000	453,701
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	165,000	169,229
5.600%, 07/01/23	381,000	428,500
6.950%, 03/15/33	100,000	133,229
Cleveland Electric Illuminating Co. (The) 5.500%, 08/15/24	187,000	211,037
7.880%, 11/01/17	315,000	377,685
CMS Energy Corp. 3.875%, 03/01/24	138,000	139,819
Commonwealth Edison Co. 4.600%, 08/15/43	250,000	257,932
5.875%, 02/01/33	150,000	177,985
6.450%, 01/15/38	175,000	224,320
Connecticut Light & Power Co. (The) 5.500%, 02/01/19	250,000	285,716
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	300,000	272,727
5.850%, 04/01/18	180,000	206,541
Consumers Energy Co. 3.950%, 05/15/43	200,000	188,873
Detroit Edison Co. 5.450%, 02/15/35	30,000	32,734
Dominion Gas Holdings LLC 1.050%, 11/01/16 (144A)	170,000	169,284
4.800%, 11/01/43 (144A)	70,000	71,380
Dominion Resources, Inc. 4.450%, 03/15/21	411,000	442,664
5.150%, 07/15/15	150,000	158,412
5.250%, 08/01/33	400,000	439,740
8.875%, 01/15/19	200,000	253,189
DTE Electric Co. 5.700%, 10/01/37	250,000	297,458
DTE Energy Co. 3.850%, 12/01/23	137,000	138,936
Duke Energy Carolinas LLC 4.300%, 06/15/20	538,000	585,810
6.000%, 12/01/28	200,000	240,950
6.000%, 01/15/38	60,000	73,799
Duke Energy Corp. 1.625%, 08/15/17	680,000	681,465
3.050%, 08/15/22	415,000	403,769
6.250%, 06/15/18	375,000	435,081
Duke Energy Progress, Inc. 6.125%, 09/15/33	500,000	600,478
Electricite de France 2.150%, 01/22/19 (144A)	345,000	343,254
4.875%, 01/22/44 (144A)	165,000	164,447
5.250%, 01/29/23 (144A) (b)	230,000	230,345
Enel S.p.A. 8.750%, 09/24/73 (144A) (b)	210,000	235,641
Entergy Arkansas, Inc. 3.050%, 06/01/23	461,000	445,748

MIST-118

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co. 4.950%, 06/01/35	300,000	$328,834
5.625%, 04/01/34	110,000	130,964
Georgia Power Co. 4.300%, 03/15/43	305,000	294,886
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	242,881
Jersey Central Power & Light Co. 6.150%, 06/01/37	100,000	111,310
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	95,294
6.375%, 03/01/18	150,000	172,543
7.150%, 04/01/19	250,000	305,032
LG&E and KU Energy LLC 2.125%, 11/15/15	235,000	238,848
MidAmerican Energy Co. 3.700%, 09/15/23	300,000	307,111
MidAmerican Energy Holdings Co. 5.150%, 11/15/43 (144A)	140,000	149,169
Nevada Power Co. 5.875%, 01/15/15	700,000	728,981
6.500%, 08/01/18	425,000	502,897
6.650%, 04/01/36	150,000	194,835
NextEra Energy Capital Holdings, Inc. 1.200%, 06/01/15	49,000	49,226
1.339%, 09/01/15	95,000	95,690
7.875%, 12/15/15	100,000	111,558
Nisource Finance Corp. 4.800%, 02/15/44	260,000	249,009
5.450%, 09/15/20	1,075,000	1,205,520
6.250%, 12/15/40	75,000	85,391
6.800%, 01/15/19	30,000	35,525
Northern States Power Co. 2.150%, 08/15/22	500,000	462,615
Oglethorpe Power Corp. 5.375%, 11/01/40	115,000	126,594
Oklahoma Gas & Electric Co. 4.550%, 03/15/44	170,000	174,049
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	84,595
3.250%, 06/15/23	300,000	290,126
4.750%, 02/15/44	140,000	141,652
5.800%, 03/01/37	255,000	293,844
PacifiCorp 2.950%, 02/01/22	570,000	562,739
5.500%, 01/15/19	65,000	74,522
5.900%, 08/15/34	15,000	17,222
6.100%, 08/01/36	116,000	143,545
6.250%, 10/15/37	260,000	328,452
7.700%, 11/15/31	40,000	56,516
Peco Energy Co. 2.375%, 09/15/22	250,000	235,643
5.350%, 03/01/18	530,000	597,286
PPL Capital Funding, Inc. 3.500%, 12/01/22	295,000	289,057
4.700%, 06/01/43	75,000	72,499

Electric—(Continued)
PPL Electric Utilities Corp. 2.500%, 09/01/22	86,000	81,441
4.750%, 07/15/43	42,000	44,361
6.450%, 08/15/37	150,000	191,856
Progress Energy, Inc. 7.000%, 10/30/31	325,000	418,026
PSEG Power LLC 4.150%, 09/15/21	110,000	114,180
4.300%, 11/15/23	74,000	75,669
5.320%, 09/15/16	45,000	49,566
5.500%, 12/01/15	428,000	459,791
Public Service Co. of Colorado 2.250%, 09/15/22	47,000	43,868
3.950%, 03/15/43	200,000	189,227
5.125%, 06/01/19	150,000	170,260
5.800%, 08/01/18	130,000	149,612
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	55,113
6.000%, 05/01/18	410,000	448,925
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	55,608
6.625%, 11/15/37	100,000	123,877
Public Service Electric & Gas Co. 3.650%, 09/01/42	56,000	50,179
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	115,900
6.000%, 06/01/26	100,000	122,087
Southern California Edison Co. 0.683%, 09/15/14 (b)	104,000	104,159
3.500%, 10/01/23	239,000	241,227
4.650%, 04/01/15	150,000	156,228
Southern Power Co. 4.875%, 07/15/15	319,000	335,349
5.250%, 07/15/43	140,000	150,858
TECO Finance, Inc. 6.572%, 11/01/17	150,000	173,681
Toledo Edison Co. (The) 6.150%, 05/15/37	250,000	290,788
7.250%, 05/01/20	15,000	17,775
Virginia Electric and Power Co. 1.200%, 01/15/18	33,000	32,313
3.450%, 02/15/24	122,000	121,749
Xcel Energy, Inc. 0.750%, 05/09/16	95,000	94,743
4.700%, 05/15/20	245,000	270,104

		25,729,352

Electrical Components & Equipment—0.0%
Emerson Electric Co. 5.250%, 10/15/18	375,000	425,275
6.000%, 08/15/32	70,000	85,546

		510,821

MIST-119

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.0%
Honeywell International, Inc. 5.300%, 03/15/17	105,000	$117,184
Koninklijke Philips NV 3.750%, 03/15/22	100,000	103,092
6.875%, 03/11/38	100,000	129,916
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	176,000	174,935
4.150%, 02/01/24	103,000	105,970

		631,097

Engineering & Construction—0.0%
ABB Finance USA, Inc. 1.625%, 05/08/17	165,000	166,127
2.875%, 05/08/22	100,000	97,247
Fluor Corp. 3.375%, 09/15/21	105,000	105,761
Heathrow Funding, Ltd. 2.500%, 06/25/15 (144A)	200,000	202,412

		571,547

Environmental Control—0.2%
Republic Services, Inc. 5.500%, 09/15/19	600,000	680,325
6.086%, 03/15/35	230,000	265,271
Waste Management, Inc. 2.900%, 09/15/22	354,000	337,964
7.125%, 12/15/17	179,000	209,952
7.375%, 03/11/19	100,000	120,546
7.375%, 05/15/29	450,000	572,145

		2,186,203

Food—0.5%
ConAgra Foods, Inc. 1.900%, 01/25/18	120,000	118,987
2.100%, 03/15/18	21,000	20,896
3.200%, 01/25/23	305,000	291,298
6.625%, 08/15/39	125,000	151,825
7.000%, 04/15/19	200,000	239,059
7.125%, 10/01/26	40,000	48,984
8.250%, 09/15/30	70,000	93,352
General Mills, Inc. 3.150%, 12/15/21	244,000	245,219
5.700%, 02/15/17	500,000	560,064
Kellogg Co. 4.000%, 12/15/20	64,000	66,939
7.450%, 04/01/31	500,000	659,287
Kraft Foods Group, Inc. 3.500%, 06/06/22	355,000	357,140
6.125%, 08/23/18	500,000	580,264
6.875%, 01/26/39	300,000	386,260
Kroger Co. (The) 0.804%, 10/17/16 (b)	700,000	700,890
2.300%, 01/15/19	70,000	69,335
3.850%, 08/01/23	65,000	64,723

Food—(Continued)
Kroger Co. (The)
5.150%, 08/01/43	225,000	231,642
6.400%, 08/15/17	100,000	114,786
7.700%, 06/01/29	110,000	140,552
8.000%, 09/15/29	400,000	520,719
Mondelez International, Inc. 4.000%, 02/01/24	220,000	223,244
6.500%, 11/01/31	900,000	1,101,355

		6,986,820

Forest Products & Paper—0.0%
International Paper Co. 6.000%, 11/15/41	75,000	85,990

Gas—0.2%
AGL Capital Corp. 5.875%, 03/15/41	147,000	174,348
6.000%, 10/01/34	250,000	294,799
6.375%, 07/15/16	450,000	501,852
Atmos Energy Corp. 6.350%, 06/15/17	355,000	404,059
8.500%, 03/15/19	350,000	446,607
Sempra Energy 2.875%, 10/01/22	640,000	606,102
6.500%, 06/01/16	350,000	389,608
9.800%, 02/15/19	267,000	353,590

		3,170,965

Healthcare-Products—0.1%
Baxter International, Inc. 1.850%, 06/15/18	57,000	56,676
2.400%, 08/15/22	112,000	103,945
4.500%, 08/15/19	125,000	137,338
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	229,675
CR Bard, Inc. 1.375%, 01/15/18	250,000	245,215
Hospira, Inc. 6.050%, 03/30/17	150,000	166,040
Medtronic, Inc. 3.625%, 03/15/24	617,000	619,531

		1,558,420

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	255,000	239,522
3.950%, 09/01/20	416,000	439,345
4.125%, 06/01/21	500,000	533,518
4.500%, 05/15/42	150,000	147,499
Cigna Corp. 4.000%, 02/15/22	355,000	368,115
5.125%, 06/15/20	330,000	365,423
Howard Hughes Medical Institute 3.500%, 09/01/23	800,000	813,850

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals 3.500%, 04/01/22	765,000	$753,744
Quest Diagnostics, Inc. 3.200%, 04/01/16	50,000	52,086
6.400%, 07/01/17	150,000	170,228
6.950%, 07/01/37	25,000	29,515
UnitedHealth Group, Inc. 2.750%, 02/15/23	46,000	43,306
2.875%, 03/15/23	300,000	284,489
3.950%, 10/15/42	90,000	81,471
4.700%, 02/15/21	100,000	110,316
5.375%, 03/15/16	77,000	83,802
5.800%, 03/15/36	225,000	261,851
6.625%, 11/15/37	175,000	225,228
Ventas Realty L.P. 5.700%, 09/30/43	105,000	118,530
WellPoint, Inc. 2.300%, 07/15/18	510,000	511,411
3.125%, 05/15/22	100,000	95,697
3.300%, 01/15/23	35,000	33,564
5.100%, 01/15/44	295,000	306,247
5.950%, 12/15/34	700,000	802,215

		6,870,972

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 12 II, Ltd. 2.000%, 11/08/17 (144A)	200,000	201,177

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	350,000	325,939
3.625%, 08/01/20	45,000	47,187
6.125%, 08/01/17	98,000	113,075

		486,201

Insurance—0.9%
ACE INA Holdings, Inc. 2.600%, 11/23/15	50,000	51,495
2.700%, 03/13/23	200,000	189,065
5.700%, 02/15/17	177,000	198,263
5.800%, 03/15/18	36,000	40,860
5.875%, 06/15/14	15,000	15,160
5.900%, 06/15/19	81,000	94,772
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,335,000	1,717,743
Allstate Corp. (The) 3.150%, 06/15/23	173,000	169,946
5.750%, 08/15/53 (b)	320,000	336,000
American International Group, Inc. 4.125%, 02/15/24	375,000	382,940
4.875%, 06/01/22	215,000	235,430
6.400%, 12/15/20	670,000	798,266
Aon Corp. 3.125%, 05/27/16	100,000	103,943
3.500%, 09/30/15	155,000	160,911

Insurance—(Continued)
Aon Corp.
5.000%, 09/30/20	200,000	221,798
AXA S.A. 8.600%, 12/15/30	55,000	70,950
Berkshire Hathaway Finance Corp. 1.300%, 05/15/18	129,000	126,829
3.000%, 05/15/22	650,000	647,926
Berkshire Hathaway, Inc. 1.900%, 01/31/17	200,000	204,669
4.500%, 02/11/43	210,000	208,110
CNA Financial Corp. 7.250%, 11/15/23	153,000	187,903
7.350%, 11/15/19	50,000	61,246
Five Corners Funding Trust 4.419%, 11/15/23 (144A)	120,000	122,971
Hartford Financial Services Group, Inc. 5.125%, 04/15/22	65,000	72,319
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	220,000	236,771
6.500%, 03/15/35 (144A)	300,000	349,148
Lincoln National Corp. 6.250%, 02/15/20	375,000	440,506
Markel Corp. 3.625%, 03/30/23	275,000	267,389
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	401,000	609,836
Nationwide Mutual Insurance Co. 7.875%, 04/01/33 (144A)	200,000	253,172
8.250%, 12/01/31 (144A)	135,000	175,574
9.375%, 08/15/39 (144A)	138,000	202,948
New York Life Global Funding 2.450%, 07/14/16 (144A)	150,000	155,477
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	100,000	116,427
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	293,027
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	617,000	601,132
Principal Financial Group, Inc. 6.050%, 10/15/36	100,000	117,924
Principal Life Global Funding II 0.604%, 05/27/16 (144A) (b)	500,000	500,778
Prudential Financial, Inc. 5.200%, 03/15/44 (b)	445,000	441,662
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	800,000	1,063,830
Swiss Re Capital I L.P. 6.854%, 05/25/16 (144A) (b)	100,000	107,000
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	120,000	111,965
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	26,485
6.750%, 06/20/36	175,000	231,825
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	125,564

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Voya Financial, Inc. 2.900%, 02/15/18	565,000	$578,909
5.650%, 05/15/53 (b)	160,000	159,040

		13,585,904

Internet—0.1%
Amazon.com, Inc. 2.500%, 11/29/22	355,000	329,830
eBay, Inc. 2.600%, 07/15/22	37,000	35,124
3.250%, 10/15/20	408,000	417,536

		782,490

Iron/Steel—0.1%
Allegheny Technologies, Inc. 5.875%, 08/15/23	75,000	78,447
Nucor Corp. 4.000%, 08/01/23	90,000	89,757
5.850%, 06/01/18	550,000	626,065

		794,269

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 1.250%, 11/06/17	87,000	86,336
2.450%, 09/06/18	160,000	162,819
7.050%, 10/01/18	155,000	187,213
Caterpillar, Inc.
1.500%, 06/26/17	69,000	69,045
2.600%, 06/26/22	31,000	29,523
3.803%, 08/15/42	255,000	226,444
5.300%, 09/15/35	400,000	449,280
7.300%, 05/01/31	384,000	507,007

		1,717,667

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,364,385
8.100%, 05/15/30	61,000	88,233

		1,452,618

Media—1.1%
21st Century Fox America, Inc.
5.400%, 10/01/43	150,000	161,486
6.650%, 11/15/37	110,000	134,354
7.125%, 04/08/28	220,000	268,842
7.250%, 05/18/18	265,000	319,096
7.280%, 06/30/28	400,000	495,129
7.300%, 04/30/28	218,000	270,378
7.625%, 11/30/28	100,000	127,345
CBS Corp.
1.950%, 07/01/17	165,000	167,033
7.875%, 09/01/23	100,000	126,145
7.875%, 07/30/30	175,000	229,368
8.875%, 05/15/19	547,000	701,302

Media—(Continued)
Comcast Corp.
4.250%, 01/15/33	303,000	296,984
4.750%, 03/01/44	165,000	167,480
5.875%, 02/15/18	100,000	114,501
6.500%, 11/15/35	185,000	229,419
7.050%, 03/15/33	187,000	242,949
COX Communications, Inc. 6.450%, 12/01/36 (144A)	255,000	273,845
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.400%, 03/15/17	120,000	122,619
3.500%, 03/01/16	80,000	83,621
3.800%, 03/15/22	141,000	139,525
4.600%, 02/15/21	100,000	105,506
5.000%, 03/01/21	225,000	241,914
5.150%, 03/15/42	440,000	415,972
5.200%, 03/15/20	600,000	656,996
5.875%, 10/01/19	200,000	229,347
Discovery Communications LLC
4.875%, 04/01/43	60,000	58,445
5.050%, 06/01/20	375,000	416,121
Grupo Televisa S.A.B. 8.500%, 03/11/32	100,000	131,517
Historic TW, Inc. 6.875%, 06/15/18	100,000	118,514
NBCUniversal Enterprise, Inc. 1.662%, 04/15/18 (144A)	160,000	157,050
NBCUniversal Media LLC
2.875%, 01/15/23	450,000	434,692
4.450%, 01/15/43	400,000	386,979
TCI Communications, Inc. 7.875%, 02/15/26	996,000	1,319,297
Thomson Reuters Corp.
1.300%, 02/23/17	162,000	161,183
3.950%, 09/30/21	500,000	509,855
Time Warner Cable, Inc.
4.500%, 09/15/42	135,000	123,927
5.500%, 09/01/41	110,000	114,687
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	265,000	346,489
8.375%, 07/15/33	450,000	620,139
Time Warner, Inc.
4.050%, 12/15/23	286,000	293,511
4.750%, 03/29/21	500,000	547,062
5.350%, 12/15/43	90,000	95,913
6.200%, 03/15/40	205,000	237,369
6.500%, 11/15/36	250,000	296,411
7.625%, 04/15/31	350,000	466,312
Viacom, Inc.
3.250%, 03/15/23	44,000	42,423
4.250%, 09/01/23	900,000	925,867
5.850%, 09/01/43	300,000	329,650
6.125%, 10/05/17	400,000	459,710
6.875%, 04/30/36	375,000	464,505

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Walt Disney Co. (The) 3.750%, 06/01/21	673,000	$711,322

		16,090,106

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 2.500%, 01/15/23	300,000	279,543

Mining—0.4%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	95,518
5.250%, 04/01/42	140,000	127,853
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	137,000	137,343
2.875%, 02/24/22	400,000	392,239
3.250%, 11/21/21	500,000	505,581
5.000%, 09/30/43	255,000	269,836
5.400%, 03/29/17	450,000	503,359
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 03/15/20	482,000	468,899
3.875%, 03/15/23	400,000	382,469
5.450%, 03/15/43	167,000	164,223
Freeport-McMoRan Corp. 9.500%, 06/01/31	500,000	650,842
Rio Tinto Finance USA plc
1.375%, 06/17/16	250,000	252,148
2.000%, 03/22/17	500,000	509,738
2.875%, 08/21/22	570,000	542,523
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/28	280,000	355,970
Teck Resources, Ltd. 6.250%, 07/15/41	590,000	609,129
Xstrata Finance Canada, Ltd.
4.250%, 10/25/22 (144A)	55,000	53,632
5.550%, 10/25/42 (144A)	205,000	197,714

		6,219,016

Miscellaneous Manufacturing—0.3%
Cooper US, Inc. 5.450%, 04/01/15	250,000	261,875
Eaton Corp.
0.563%, 06/16/14 (b)	330,000	330,195
1.500%, 11/02/17	68,000	67,673
General Electric Co.
2.700%, 10/09/22	148,000	143,442
3.375%, 03/11/24	218,000	219,476
4.125%, 10/09/42	205,000	196,983
4.500%, 03/11/44	160,000	162,482
Honeywell, Inc. 6.625%, 06/15/28	250,000	307,527
Illinois Tool Works, Inc.
3.900%, 09/01/42	200,000	182,172
6.250%, 04/01/19	172,000	204,048
Ingersoll-Rand Co. 6.443%, 11/15/27	300,000	350,336

Miscellaneous Manufacturing—(Continued)
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23 (144A)	135,000	137,837
6.875%, 08/15/18	272,000	319,677
Parker Hannifin Corp. 6.550%, 07/15/18	500,000	590,185
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	230,000	257,020
Tyco International Finance S.A. 8.500%, 01/15/19	142,000	175,079

		3,906,007

Office/Business Equipment—0.0%
Xerox Corp.
1.056%, 05/16/14 (b)	135,000	135,107
6.750%, 02/01/17	100,000	113,796

		248,903

Oil & Gas—1.9%
Anadarko Petroleum Corp.
5.950%, 09/15/16	280,000	310,647
6.375%, 09/15/17	780,000	892,956
Apache Corp.
3.625%, 02/01/21	750,000	787,029
6.000%, 01/15/37	150,000	177,172
BP Capital Markets plc
1.375%, 11/06/17	40,000	39,841
2.237%, 05/10/19	333,000	331,019
2.241%, 09/26/18	650,000	654,967
2.750%, 05/10/23	70,000	65,652
3.245%, 05/06/22	470,000	466,044
4.500%, 10/01/20	600,000	652,694
4.742%, 03/11/21	500,000	554,703
4.750%, 03/10/19	575,000	639,194
Burlington Resources Finance Co. 7.400%, 12/01/31	300,000	413,497
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	111,000	111,555
5.700%, 05/15/17	190,000	213,842
5.850%, 02/01/35	405,000	452,232
7.200%, 01/15/32	200,000	252,343
Canadian Oil Sands, Ltd. 6.000%, 04/01/42 (144A)	200,000	220,742
Cenovus Energy, Inc.
3.000%, 08/15/22	170,000	162,631
3.800%, 09/15/23	500,000	498,247
5.200%, 09/15/43	160,000	168,053
5.700%, 10/15/19	325,000	372,433
Chevron Corp.
1.718%, 06/24/18	260,000	259,118
2.427%, 06/24/20	176,000	174,743
3.191%, 06/24/23	900,000	889,090
CNOOC Finance 2013, Ltd. 1.750%, 05/09/18	600,000	585,277
ConocoPhillips 6.000%, 01/15/20	325,000	384,701

MIST-123

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	$299,919
Devon Energy Corp.
2.400%, 07/15/16	500,000	513,867
5.600%, 07/15/41	35,000	38,764
7.950%, 04/15/32	235,000	321,692
Diamond Offshore Drilling, Inc. 3.450%, 11/01/23	228,000	221,560
EOG Resources, Inc.
2.625%, 03/15/23	73,000	68,966
5.875%, 09/15/17	50,000	56,895
6.875%, 10/01/18	120,000	143,136
Hess Corp. 7.875%, 10/01/29	175,000	229,834
Kerr-McGee Corp. 7.875%, 09/15/31	620,000	804,809
Marathon Oil Corp.
6.000%, 10/01/17	400,000	457,252
6.800%, 03/15/32	727,000	899,997
Marathon Petroleum Corp. 6.500%, 03/01/41	245,000	296,649
Nabors Industries, Inc. 5.000%, 09/15/20	225,000	240,160
Nexen Energy ULC 5.875%, 03/10/35	270,000	294,669
Noble Energy, Inc. 5.250%, 11/15/43	235,000	245,279
Occidental Petroleum Corp.
1.750%, 02/15/17	500,000	506,607
8.450%, 02/15/29	135,000	183,014
Petro-Canada 5.350%, 07/15/33	165,000	177,486
Petrobras Global Finance B.V.
2.593%, 03/17/17 (b)	525,000	526,969
4.375%, 05/20/23	84,000	76,862
Petrobras International Finance Co. 6.750%, 01/27/41	330,000	319,798
Petroleos Mexicanos
3.125%, 01/23/19 (144A)	40,000	40,960
4.875%, 01/18/24	250,000	258,125
Phillips 66
1.950%, 03/05/15	150,000	151,748
4.300%, 04/01/22	41,000	43,345
5.875%, 05/01/42	85,000	98,339
Pride International, Inc. 6.875%, 08/15/20	525,000	626,737
Rowan Cos., Inc. 5.850%, 01/15/44	195,000	198,115
Shell International Finance B.V.
2.250%, 01/06/23	205,000	189,562
2.375%, 08/21/22	440,000	414,281
3.400%, 08/12/23	350,000	350,704
3.625%, 08/21/42	25,000	22,225
4.550%, 08/12/43	120,000	124,032
5.200%, 03/22/17	500,000	558,654

Oil & Gas—(Continued)
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	582,000	585,631
Statoil ASA
1.200%, 01/17/18	25,000	24,524
2.900%, 11/08/20	90,000	90,800
5.100%, 08/17/40	100,000	110,256
7.250%, 09/23/27	205,000	273,757
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	115,591
6.100%, 06/01/18	805,000	929,798
6.500%, 06/15/38	249,000	307,696
7.150%, 02/01/32	100,000	131,277
Talisman Energy, Inc.
5.850%, 02/01/37	100,000	102,330
7.750%, 06/01/19	350,000	422,752
Tosco Corp. 8.125%, 02/15/30	526,000	761,310
Total Capital Canada, Ltd. 2.750%, 07/15/23	1,079,000	1,020,693
Total Capital International S.A.
1.550%, 06/28/17	38,000	38,374
2.700%, 01/25/23	555,000	526,254
2.875%, 02/17/22	70,000	68,549
3.700%, 01/15/24	150,000	152,781
Total Capital S.A.
4.125%, 01/28/21	105,000	112,739
4.250%, 12/15/21	150,000	162,861
4.450%, 06/24/20	190,000	208,911
Transocean, Inc.
3.800%, 10/15/22	78,000	74,569
6.375%, 12/15/21	85,000	95,536
6.500%, 11/15/20	645,000	724,288
7.375%, 04/15/18	75,000	86,264
7.500%, 04/15/31	55,000	63,493

		27,922,467

Oil & Gas Services—0.3%
Baker Hughes, Inc. 6.875%, 01/15/29	153,000	200,624
Cameron International Corp.
1.166%, 06/02/14 (b)	155,000	155,216
6.375%, 07/15/18	80,000	92,579
Halliburton Co.
3.500%, 08/01/23	714,000	711,477
4.750%, 08/01/43	230,000	237,857
6.700%, 09/15/38	350,000	454,382
National Oilwell Varco, Inc.
1.350%, 12/01/17	29,000	28,693
2.600%, 12/01/22	200,000	189,895
Schlumberger Investment S.A.
1.250%, 08/01/17 (144A)	643,000	637,200
3.650%, 12/01/23	458,000	464,538
Weatherford International LLC 6.800%, 06/15/37	100,000	116,244

MIST-124

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Weatherford International, Ltd.
5.125%, 09/15/20	100,000	$108,817
6.000%, 03/15/18	200,000	225,275
6.500%, 08/01/36	560,000	627,871
6.750%, 09/15/40	100,000	116,442

		4,367,110

Pharmaceuticals—1.0%
Abbott Laboratories 5.125%, 04/01/19	158,000	179,094
AbbVie, Inc.
1.200%, 11/06/15	180,000	181,536
1.750%, 11/06/17	874,000	876,762
2.900%, 11/06/22	840,000	808,652
Actavis, Inc. 1.875%, 10/01/17	390,000	388,246
Allergan, Inc. 5.750%, 04/01/16	80,000	87,853
AstraZeneca plc 6.450%, 09/15/37	360,000	452,158
Bristol-Myers Squibb Co.
2.000%, 08/01/22	40,000	36,365
6.800%, 11/15/26	100,000	130,143
6.875%, 08/01/97	100,000	134,629
Cardinal Health, Inc.
3.200%, 03/15/23	170,000	165,287
4.000%, 06/15/15	200,000	207,430
Express Scripts Holding Co.
2.650%, 02/15/17	229,000	236,825
3.125%, 05/15/16	95,000	98,972
4.750%, 11/15/21	230,000	249,960
6.125%, 11/15/41	350,000	414,730
7.250%, 06/15/19	135,000	164,011
GlaxoSmithKline Capital plc 2.850%, 05/08/22	870,000	849,364
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	137,123
4.200%, 03/18/43	100,000	96,964
5.375%, 04/15/34	300,000	342,748
Johnson & Johnson 6.950%, 09/01/29	700,000	943,148
McKesson Corp.
0.950%, 12/04/15	34,000	34,096
2.700%, 12/15/22	79,000	73,590
3.796%, 03/15/24	600,000	600,558
4.883%, 03/15/44	150,000	152,040
Mead Johnson Nutrition Co.
4.900%, 11/01/19	135,000	147,490
5.900%, 11/01/39	300,000	343,171
Medco Health Solutions, Inc. 4.125%, 09/15/20	450,000	472,966
Merck & Co., Inc.
2.400%, 09/15/22	62,000	57,982
6.550%, 09/15/37	308,000	399,627

Pharmaceuticals—(Continued)
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	500,000	602,720
6.300%, 01/01/26	112,000	138,869
Mylan, Inc.
1.800%, 06/24/16	230,000	233,222
2.600%, 06/24/18	50,000	50,375
Novartis Capital Corp. 2.400%, 09/21/22	635,000	600,098
3.400%, 05/06/24	527,000	526,362
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	200,000	227,062
Perrigo Co. plc 1.300%, 11/08/16 (144A)	305,000	304,378
Pfizer, Inc. 0.533%, 06/15/18 (b)	300,000	300,273
Sanofi 1.250%, 04/10/18	419,000	409,919
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	50,000	46,469
3.650%, 11/10/21	465,000	465,773
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	98,000	93,594
Wyeth LLC
5.500%, 02/15/16	100,000	109,022
6.500%, 02/01/34	806,000	1,027,560
Zoetis, Inc.
1.875%, 02/01/18	52,000	51,644
3.250%, 02/01/23	460,000	443,695
4.700%, 02/01/43	43,000	42,555

		15,137,110

Pipelines—0.7%
DCP Midstream Operating L.P.
3.875%, 03/15/23	340,000	332,208
5.600%, 04/01/44	55,000	57,409
Enbridge, Inc. 4.000%, 10/01/23	145,000	145,291
Energy Transfer Partners L.P.
3.600%, 02/01/23	75,000	71,736
5.150%, 02/01/43	50,000	48,137
6.500%, 02/01/42	235,000	266,333
EnLink Midstream Partners L.P. 5.600%, 04/01/44	130,000	137,264
Enterprise Products Operating LLC
3.700%, 06/01/15	650,000	671,506
3.900%, 02/15/24	82,000	82,429
4.850%, 03/15/44	230,000	229,415
5.200%, 09/01/20	190,000	212,078
5.250%, 01/31/20	500,000	559,368
6.125%, 10/15/39	400,000	466,662
6.875%, 03/01/33	162,000	204,259
8.375%, 08/01/66 (b)	165,000	185,831
Kinder Morgan Energy Partners L.P.
3.500%, 03/01/21	125,000	124,507
3.950%, 09/01/22	475,000	472,486

MIST-125

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P.
5.000%, 03/01/43	185,000	$176,144
Magellan Midstream Partners L.P. 6.550%, 07/15/19	595,000	701,240
ONEOK Partners L.P.
3.250%, 02/01/16	115,000	119,567
6.200%, 09/15/43	200,000	229,108
Plains All American Pipeline L.P. / PAA Finance Corp.
3.650%, 06/01/22	350,000	351,328
5.750%, 01/15/20	265,000	304,302
6.650%, 01/15/37	425,000	522,605
Spectra Energy Capital LLC
3.300%, 03/15/23	237,000	215,343
6.750%, 07/15/18	185,000	210,752
6.750%, 02/15/32	705,000	757,893
7.500%, 09/15/38	85,000	102,033
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	142,716
4.750%, 03/15/24	60,000	63,223
Sunoco Logistics Partners Operations L.P. 5.300%, 04/01/44	150,000	149,865
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	42,596
6.000%, 09/15/17 (144A)	150,000	168,416
TransCanada PipeLines, Ltd.
0.750%, 01/15/16	500,000	500,353
0.914%, 06/30/16 (b)	300,000	302,136
2.500%, 08/01/22	75,000	70,168
5.850%, 03/15/36	176,000	204,427
7.125%, 01/15/19	142,000	172,203
7.250%, 08/15/38	300,000	401,401
Williams Partners L.P. 5.400%, 03/04/44	165,000	169,311

		10,344,049

Real Estate—0.0%
WCI Finance LLC / WEA Finance LLC 5.700%, 10/01/16 (144A)	175,000	194,158

Real Estate Investment Trusts—0.5%
American Tower Corp.
3.500%, 01/31/23	35,000	33,097
5.000%, 02/15/24	474,000	493,673
AvalonBay Communities, Inc. 3.625%, 10/01/20	135,000	138,833
Boston Properties L.P.
3.800%, 02/01/24	227,000	225,072
3.850%, 02/01/23	210,000	211,766
5.625%, 11/15/20	300,000	342,648
5.875%, 10/15/19	100,000	115,375
DDR Corp. 3.500%, 01/15/21	320,000	317,728
Duke Realty L.P.
3.875%, 02/15/21	265,000	265,540

Real Estate Investment Trusts—(Continued)
Duke Realty L.P.
6.750%, 03/15/20	185,000	215,833
7.375%, 02/15/15	175,000	184,931
8.250%, 08/15/19	145,000	179,533
ERP Operating L.P.
4.625%, 12/15/21	100,000	108,108
4.750%, 07/15/20	190,000	208,093
5.750%, 06/15/17	600,000	677,188
HCP, Inc.
3.150%, 08/01/22	120,000	114,767
3.750%, 02/01/19	100,000	105,369
4.200%, 03/01/24	125,000	126,741
5.375%, 02/01/21	420,000	470,245
5.625%, 05/01/17	345,000	386,549
Kimco Realty Corp. 3.125%, 06/01/23	175,000	163,673
Liberty Property L.P.
3.375%, 06/15/23	75,000	70,785
4.400%, 02/15/24	155,000	157,623
ProLogis L.P.
4.250%, 08/15/23	333,000	338,685
6.625%, 05/15/18	222,000	258,311
Simon Property Group L.P.
5.650%, 02/01/20	250,000	289,754
5.875%, 03/01/17	404,000	452,659
10.350%, 04/01/19	340,000	460,159
UDR, Inc. 3.700%, 10/01/20	140,000	142,101
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	405,000	420,447
Weingarten Realty Investors 4.450%, 01/15/24	75,000	75,718

		7,751,004

Retail—0.7%
CVS Caremark Corp.
2.250%, 12/05/18	500,000	500,398
5.300%, 12/05/43	25,000	27,596
5.750%, 06/01/17	130,000	147,040
5.750%, 05/15/41	220,000	254,965
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	94,587	97,898
5.880%, 01/10/28	541,001	601,614
Dollar General Corp. 3.250%, 04/15/23	500,000	472,003
Gap, Inc. (The) 5.950%, 04/12/21	212,000	238,695
Home Depot, Inc. (The)
2.250%, 09/10/18	596,000	602,643
4.875%, 02/15/44	100,000	106,309
5.400%, 09/15/40	200,000	226,122
5.875%, 12/16/36	100,000	120,450
Lowe’s Cos., Inc.
3.800%, 11/15/21	500,000	527,131
5.500%, 10/15/35	275,000	308,348

MIST-126

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Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Lowe’s Cos., Inc.
5.800%, 10/15/36	150,000	$174,249
6.500%, 03/15/29	125,000	152,382
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23	265,000	248,128
4.300%, 02/15/43	80,000	73,129
5.900%, 12/01/16	295,000	328,156
6.700%, 09/15/28	435,000	509,233
6.900%, 04/01/29	113,000	137,149
6.900%, 01/15/32	180,000	218,614
7.000%, 02/15/28	150,000	181,854
McDonald’s Corp.
4.875%, 07/15/40	340,000	363,002
6.300%, 10/15/37	325,000	409,043
Nordstrom, Inc. 6.950%, 03/15/28	60,000	74,578
Target Corp.
6.350%, 11/01/32	250,000	307,227
6.650%, 08/01/28	182,000	219,442
6.750%, 01/01/28	66,000	79,846
Wal-Mart Stores, Inc.
1.125%, 04/11/18	135,000	132,348
3.250%, 10/25/20	800,000	830,608
4.000%, 04/11/43	475,000	442,106
4.125%, 02/01/19	250,000	274,550
5.250%, 09/01/35	775,000	874,288
5.875%, 04/05/27	90,000	110,122
6.750%, 10/15/23	111,000	138,246
Walgreen Co. 3.100%, 09/15/22	94,000	90,306

		10,599,818

Savings & Loans—0.0%
Nationwide Building Society 4.650%, 02/25/15 (144A)	200,000	207,171

Semiconductors—0.1%
Intel Corp.
1.350%, 12/15/17	88,000	87,404
3.300%, 10/01/21	475,000	485,964
National Semiconductor Corp. 6.600%, 06/15/17	170,000	197,513
Samsung Electronics America, Inc. 1.750%, 04/10/17 (144A)	245,000	245,463
Texas Instruments, Inc. 1.650%, 08/03/19	110,000	106,152

		1,122,496

Software—0.3%
Intuit, Inc. 5.750%, 03/15/17	431,000	483,942
Microsoft Corp.
0.875%, 11/15/17	65,000	64,075
3.500%, 11/15/42	190,000	164,373
4.500%, 10/01/40	275,000	280,315

Software—(Continued)
Microsoft Corp.
4.875%, 12/15/43	165,000	178,200
5.200%, 06/01/39	500,000	559,973
Oracle Corp.
1.200%, 10/15/17	164,000	162,711
2.500%, 10/15/22	1,829,000	1,720,365
3.625%, 07/15/23	161,000	163,032
5.000%, 07/08/19	200,000	225,758
6.125%, 07/08/39	70,000	86,013

		4,088,757

Telecommunications—1.7%
Alltel Corp. 6.800%, 05/01/29	280,000	338,766
America Movil S.A.B. de C.V.
1.234%, 09/12/16 (b)	1,000,000	1,011,148
3.125%, 07/16/22	420,000	400,732
5.000%, 10/16/19	100,000	110,500
5.625%, 11/15/17	125,000	141,719
6.375%, 03/01/35	600,000	688,693
AT&T, Inc.
0.619%, 02/12/16 (b)	750,000	751,506
1.400%, 12/01/17	300,000	296,829
1.700%, 06/01/17	915,000	922,918
2.375%, 11/27/18	740,000	743,677
3.900%, 03/11/24	1,000,000	997,171
4.300%, 12/15/42	733,000	649,495
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	679,959
BellSouth Telecommunications LLC 6.375%, 06/01/28	350,000	391,785
British Telecommunications plc
2.000%, 06/22/15	900,000	913,817
2.350%, 02/14/19	285,000	283,677
5.950%, 01/15/18	100,000	114,097
9.625%, 12/15/30	75,000	115,937
Cisco Systems, Inc.
1.100%, 03/03/17	500,000	501,019
2.125%, 03/01/19	310,000	308,613
2.900%, 03/04/21	47,000	46,975
4.450%, 01/15/20	15,000	16,462
5.500%, 01/15/40	345,000	392,938
5.900%, 02/15/39	750,000	890,252
Crown Castle Towers, LLC 4.883%, 08/15/20 (144A)	500,000	542,145
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	650,000	664,858
5.750%, 03/23/16	100,000	109,253
8.750%, 06/15/30	100,000	144,317
Koninklijke KPN NV 8.375%, 10/01/30	250,000	336,984
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17	500,000	497,936
Orange S.A.
2.750%, 09/14/16	500,000	518,264

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Orange S.A.
4.125%, 09/14/21	470,000	$487,093
5.375%, 01/13/42	35,000	35,965
5.500%, 02/06/44	70,000	73,313
9.000%, 03/01/31	165,000	238,614
Qwest Corp.
6.750%, 12/01/21	350,000	390,811
6.875%, 09/15/33	100,000	98,614
7.250%, 09/15/25	133,000	146,918
Rogers Communications, Inc.
4.100%, 10/01/23	213,000	218,320
6.800%, 08/15/18	100,000	118,766
7.500%, 08/15/38	100,000	129,861
8.750%, 05/01/32	400,000	546,443
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	69,573
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	150,000	153,629
4.570%, 04/27/23	310,000	316,586
6.421%, 06/20/16	450,000	498,029
7.045%, 06/20/36	75,000	90,777
Verizon Communications, Inc.
2.450%, 11/01/22	235,000	214,153
2.500%, 09/15/16	200,000	207,094
3.450%, 03/15/21	477,000	483,531
3.850%, 11/01/42	350,000	293,035
4.500%, 09/15/20	656,000	712,444
5.850%, 09/15/35	650,000	719,795
6.000%, 04/01/41	290,000	328,679
6.400%, 09/15/33	728,000	864,316
6.550%, 09/15/43	450,000	547,621
6.900%, 04/15/38	350,000	433,543
7.750%, 06/15/32	654,000	859,151
Verizon Pennsylvania LLC
6.000%, 12/01/28	125,000	131,038
8.750%, 08/15/31	200,000	259,938
Vodafone Group plc
1.500%, 02/19/18	30,000	29,496
2.500%, 09/26/22	225,000	205,895
2.950%, 02/19/23	550,000	515,655
4.375%, 02/19/43	255,000	229,833
6.150%, 02/27/37	350,000	396,931
6.250%, 11/30/32	200,000	231,254

		25,799,156

Transportation—0.5%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	620,000	593,932
3.450%, 09/15/21	510,000	516,693
3.850%, 09/01/23	500,000	506,781
4.450%, 03/15/43	440,000	419,603
4.900%, 04/01/44	25,000	25,768
5.750%, 03/15/18	100,000	113,759
7.950%, 08/15/30	100,000	135,615

Transportation—(Continued)
Canadian National Railway Co.
5.850%, 11/15/17	190,000	216,974
6.800%, 07/15/18	120,000	142,649
Canadian Pacific Railway Co.
5.750%, 03/15/33	120,000	135,591
7.250%, 05/15/19	400,000	483,831
CSX Corp.
4.100%, 03/15/44	211,000	192,463
5.600%, 05/01/17	635,000	711,000
7.900%, 05/01/17	62,000	72,847
FedEx Corp. 5.100%, 01/15/44	170,000	176,206
Norfolk Southern Corp.
3.850%, 01/15/24	250,000	253,889
4.800%, 08/15/43	80,000	82,200
5.590%, 05/17/25	100,000	111,826
5.750%, 04/01/18	500,000	569,956
Ryder System, Inc.
2.500%, 03/01/17	125,000	127,753
3.600%, 03/01/16	100,000	104,578
7.200%, 09/01/15	100,000	108,487
Union Pacific Corp.
3.646%, 02/15/24	138,000	137,561
4.821%, 02/01/44	257,000	268,031
6.250%, 05/01/34	378,000	450,509
United Parcel Service of America, Inc.
8.375%, 04/01/20	75,000	98,258
8.375%, 04/01/30 (c)	377,000	540,694
United Parcel Service, Inc.
1.125%, 10/01/17	32,000	31,778
2.450%, 10/01/22	14,000	13,280

		7,342,512

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 03/15/16 (144A)	325,000	333,118
2.875%, 07/17/18 (144A)	93,000	94,478
3.125%, 05/11/15 (144A)	110,000	112,710

		540,306

Water—0.0%
American Water Capital Corp.
3.850%, 03/01/24	450,000	456,380
6.593%, 10/15/37	100,000	127,011

		583,391

Total Corporate Bonds & Notes (Cost $342,624,061)		343,678,810

Convertible Bonds—16.8%

Airlines—0.2%
Air France-KLM 2.030%, 02/15/23 (EUR)	13,016,900	2,387,342

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Apparel—0.2%
Adidas AG 0.250%, 06/14/19 (EUR)	1,600,000	$2,666,027

Auto Manufacturers—0.4%
Ford Motor Co. 4.250%, 11/15/16	650,000	1,176,906
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	3,400,000	5,410,780

		6,587,686

Auto Parts & Equipment—0.2%
Cie Generale des Etablissements Michelin Zero Coupon, 01/01/17 (EUR)	1,193,538	2,369,404

Banks—0.7%
BNP Paribas S.A.
0.250%, 09/21/15 (EUR)	1,600,000	2,430,615
0.250%, 09/27/16 (EUR)	3,600,000	5,480,290
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	2,700,000	2,824,875

		10,735,780

Beverages—0.0%
Asahi Group Holdings, Ltd. Zero Coupon, 05/26/28 (JPY)	50,000,000	683,282

Biotechnology—0.6%
Gilead Sciences, Inc. 1.625%, 05/01/16	2,704,000	8,411,130

Commercial Services—0.1%
Park24 Co., Ltd. Zero Coupon, 04/26/18 (JPY)	100,000,000	1,039,093

Computers—0.2%
Cap Gemini S.A. Zero Coupon, 01/01/19 (EUR)	2,500,000	2,697,162

Diversified Financial Services—0.3%
HKEx International, Ltd. 0.500%, 10/23/17	3,000,000	3,123,750
Portfolio Recovery Associates, Inc. 3.000%, 08/01/20 (144A)	1,447,000	1,716,504

		4,840,254

Electrical Components & Equipment—0.1%
Nidec Corp. Zero Coupon, 09/18/15 (JPY)	150,000,000	1,832,582

Hand/Machine Tools—0.2%
Schindler Holding AG 0.375%, 06/05/17 (CHF)	3,135,000	3,653,983

Healthcare-Services—0.4%
WellPoint, Inc. 2.750%, 10/15/42	3,910,000	5,715,931

Holding Companies-Diversified—1.7%
GBL Verwaltung S.A. 1.250%, 02/07/17 (EUR)	3,800,000	6,222,926
Groupe Bruxelles Lambert S.A. 0.125%, 09/21/15 (EUR)	900,000	1,589,284
Industrivarden AB
1.875%, 02/27/17 (EUR)	900,000	1,359,533
2.500%, 02/27/15 (EUR)	850,000	1,491,271
Schematrentaquattro S.p.A. 0.250%, 11/29/16 (EUR)	3,000,000	4,302,400
Sofina S.A. 1.000%, 09/19/16	1,000,000	1,043,680
Solidium OY 0.500%, 09/29/15 (EUR)	2,900,000	4,095,063
Wharf Finance 2014, Ltd. 2.300%, 06/07/14 (HKD)	38,000,000	4,899,117

		25,003,274

Home Builders—0.2%
Sekisui House, Ltd. Zero Coupon, 07/05/16 (JPY)	230,000,000	2,972,073

Insurance—0.1%
Swiss Life Holding AG Zero Coupon, 12/02/20 (CHF)	1,110,000	1,433,627

Internet—0.8%
priceline.com, Inc.
0.350%, 06/15/20 (144A)	7,761,000	9,162,831
1.000%, 03/15/18	2,052,000	2,904,862

		12,067,693

Investment Company Security—1.5%
Ares Capital Corp.
4.375%, 01/15/19 (144A)	1,851,000	1,964,374
4.750%, 01/15/18	2,972,000	3,200,472
4.875%, 03/15/17	1,850,000	1,976,031
Billion Express Investments, Ltd. 0.750%, 10/18/15	6,000,000	5,970,000
Prospect Capital Corp.
5.375%, 10/15/17	2,735,000	2,893,942
5.750%, 03/15/18	377,000	399,620
5.875%, 01/15/19	854,000	897,768
Temasek Financial III Pte, Ltd. Zero Coupon, 10/24/14 (SGD)	7,250,000	5,746,283

		23,048,490

Iron/Steel—0.2%
Salzgitter Finance B.V. 2.000%, 11/08/17 (EUR)	2,250,000	3,431,381

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.1%
Resorttrust, Inc. Zero Coupon, 07/27/18 (JPY)	105,000,000	$1,122,838

Machinery-Diversified—0.0%
Daifuku Co., Ltd. Zero Coupon, 10/02/17 (JPY)	40,000,000	451,000

Mining—0.8%
Glencore Finance Europe S.A. 5.000%, 12/31/14	4,800,000	5,234,400
Newmont Mining Corp. 1.250%, 07/15/14	700,000	700,875
Royal Gold, Inc. 2.875%, 06/15/19	5,052,000	5,263,553

		11,198,828

Miscellaneous Manufacturing—0.5%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	6,750,000	7,873,875

Oil & Gas—0.8%
Eni S.p.A.
0.250%, 11/30/15 (EUR)	3,700,000	5,258,888
0.625%, 01/18/16 (EUR)	4,300,000	6,473,630

		11,732,518

Oil & Gas Services—0.7%
Subsea 7 S.A. 1.000%, 10/05/17	5,800,000	5,750,700
Technip S.A. 0.250%, 01/01/17 (EUR)	2,933,500	4,240,232

		9,990,932

Pharmaceuticals—0.2%
Mylan, Inc. 3.750%, 09/15/15	400,000	1,470,250
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26	652,000	827,633

		2,297,883

Real Estate—0.7%
British Land Co. Jersey, Ltd. (The) 1.500%, 09/10/17 (GBP)	3,300,000	6,254,764
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	3,000,000	2,185,190
Deutsche Wohnen AG 0.500%, 11/22/20 (EUR)	1,300,000	1,846,911
Swiss Prime Site AG 1.875%, 01/20/15 (CHF)	580,000	693,796

		10,980,661

Real Estate Investment Trusts—2.2%
BioMed Realty L.P. 3.750%, 01/15/30 (144A)	1,985,000	2,391,925

Real Estate Investment Trusts—(Continued)
CapitaCommercial Trust 2.500%, 09/12/17 (SGD)	1,250,000	$1,059,802
Derwent London Capital Jersey, Ltd. 2.750%, 07/15/16 (GBP)	1,300,000	2,743,796
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	3,500,000	6,214,302
Gecina S.A. 2.125%, 01/01/16 (EUR)	374,000	674,217
Great Portland Estates Capital Jersey, Ltd. 1.000%, 09/10/18 (GBP)	3,000,000	5,349,051
INTU Jersey, Ltd. 2.500%, 10/04/18 (GBP)	1,400,000	2,467,049
ProLogis L.P. 3.250%, 03/15/15	2,318,000	2,712,060
Ruby Assets Pte, Ltd. 1.600%, 02/01/17 (SGD)	2,500,000	2,247,039
Unibail-Rodamco SE 0.750%, 01/01/18 (EUR)	2,147,000	7,378,928

		33,238,169

Retail—0.1%
Lotte Shopping Co., Ltd.
Zero Coupon, 07/05/16 (JPY)	20,000,000	191,881
Zero Coupon, 01/24/18 (KRW)	400,000,000	383,015
Takashimaya Co., Ltd. Zero Coupon, 11/14/14 (JPY)	32,000,000	377,464

		952,360

Semiconductors—1.7%
Intel Corp.
2.950%, 12/15/35	5,128,000	6,035,015
3.250%, 08/01/39	780,000	1,090,538
Lam Research Corp. 0.500%, 05/15/16	8,921,000	10,326,057
Linear Technology Corp. 3.000%, 05/01/27	951,000	1,135,851
Xilinx, Inc. 2.625%, 06/15/17	3,360,000	6,300,000

		24,887,461

Software—0.2%
Akamai Technologies, Inc. Zero Coupon, 02/15/19 (144A)	1,419,000	1,404,810
Electronic Arts, Inc. 0.750%, 07/15/16	1,650,000	1,917,094

		3,321,904

Transportation—0.7%
Deutsche Post AG 0.600%, 12/06/19 (EUR)	4,000,000	7,621,157
Fukuyama Transporting Co., Ltd. Zero Coupon, 03/22/17 (JPY)	50,000,000	601,899
Nagoya Railroad Co., Ltd. Zero Coupon, 10/03/23 (JPY)	100,000,000	1,056,048

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Principal Amount*	Value

Transportation—(Continued)
Nagoya Railroad Co., Ltd.
0.500%, 03/31/15 (JPY)	15,000,000	$186,165
Yamato Holdings Co., Ltd. Zero Coupon, 03/07/16 (JPY)	70,000,000	860,970

		10,326,239

Water—0.0%
Pennon Group plc 4.625%, 08/20/14 (GBP)	300,000	617,179

Total Convertible Bonds (Cost $236,399,509)		250,568,041

U.S. Treasury & Government Agencies—2.6%

Federal Agencies—0.1%
Federal Farm Credit Bank
3.040%, 03/06/28	250,000	228,153
5.250%, 12/28/27	585,000	680,064
Tennessee Valley Authority 5.375%, 04/01/56	350,000	397,960

		1,306,177

U.S. Treasury—2.5%
U.S. Treasury Notes 0.250%, 01/31/15 (d) (e)	37,290,000	37,332,250

Total U.S. Treasury & Government Agencies (Cost $38,696,487)		38,638,427

Convertible Preferred Stocks—0.9%

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15	8,900	592,473

Banks—0.3%
Wells Fargo & Co., Series L 7.500%, 12/31/49	3,642	4,272,066

Electric Utilities—0.4%
NextEra Energy, Inc. 5.799%, 09/01/16	47,600	2,571,352
NextEra Energy, Inc. 5.889%, 09/01/15	59,460	3,646,682

		6,218,034

Multi-Utilities—0.1%
Dominion Resources, Inc. 6.000%, 07/01/16	14,400	831,888
Dominion Resources, Inc. 6.125%, 04/01/16	7,400	425,500

		1,257,388

Real Estate Investment Trusts—0.1%
Health Care REIT, Inc. 6.500%, 12/31/49	13,900	771,867

Total Convertible Preferred Stocks (Cost $12,249,920)		13,111,828

Preferred Stocks—0.3%

Automobiles—0.1%
Volkswagen AG	5,895	1,527,365

Capital Markets—0.1%
Goldman Sachs Group, Inc. (The), 5.500% (b)	10,000	238,400
Morgan Stanley, 7.125% (b)	4,000	106,120
State Street Corp., 5.900% (a) (b)	8,300	214,887

		559,407

Household Products—0.1%
Henkel AG & Co. KGaA	13,655	1,469,638

Machinery—0.0%
Marcopolo S.A.	112,950	226,497

Total Preferred Stocks (Cost $3,553,450)		3,782,907

Foreign Government—0.1%

Provincial—0.0%
Province of Ontario 2.450%, 06/29/22	150,000	142,580

Regional Government—0.1%
Province of Quebec 6.350%, 01/30/26	1,100,000	1,358,544

Sovereign—0.0%
Brazilian Government International Bond 4.250%, 01/07/25	200,000	193,500
Mexico Government International Bond
3.625%, 03/15/22	250,000	250,250
4.000%, 10/02/23	288,000	290,880

		734,630

Total Foreign Government (Cost $2,368,169)		2,235,754

Municipals—0.1%
American Municipal Power, Inc.
5.939%, 02/15/47	75,000	83,245
7.499%, 02/15/50	350,000	458,941
Los Angeles, Department of Airports, Build America Bonds 6.582%, 05/15/39	65,000	79,163

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Los Angeles, Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	$117,166
6.758%, 07/01/34	75,000	97,016
Port Authority of New York & New Jersey 4.458%, 10/01/62	160,000	149,854
State of California
5.770%, 05/15/43	140,000	163,887
7.300%, 10/01/39	260,000	347,950
State of Massachusetts 5.456%, 12/01/39	150,000	171,808

Total Municipals (Cost $1,685,759)		1,669,030

Short-Term Investments—21.0%

U.S. Treasury—0.2%
U.S. Treasury Bills 0.038%, 05/01/14 (e) (f)	700,000	699,977
0.049%, 07/10/14 (e) (f)	1,960,000	1,959,759

		2,659,736

Repurchase Agreement—20.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $309,851,000 on 04/01/14, collateralized by $322,440,000 U.S. Government Agency obligations with rates ranging from 0.750% - 1.650%, maturity dates ranging from 12/31/17 - 11/15/19 with a value of $316,055,200.	309,851,000	309,851,000

Total Short-Term Investments (Cost $312,510,721)		312,510,736

Total Investments—97.1% (Cost $1,392,868,981) (g)		1,449,357,108
Other assets and liabilities (net)—2.9%		41,954,582

Net Assets—100.0%		$1,491,311,690

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2014, the market value of securities pledged was $31,230,344.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $3,115,112.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	As of March 31, 2014, the aggregate cost of investments was $1,392,868,981. The aggregate unrealized appreciation and depreciation of investments were $76,667,925 and $(20,179,798), respectively, resulting in net unrealized appreciation of $56,488,127.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $50,321,992, which is 3.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NVDR)—	Non-Voting Depository Receipts
(SGD)—	Singapore Dollar

The Portfolio invests in commodity-related instruments through its investment in the JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,326,392	Citibank N.A.	06/27/14	USD	7,565,734	$110,975
DKK	1,728,327	Goldman Sachs International	06/27/14	USD	318,869	228
EUR	415,598	Barclays Bank plc	04/28/14	USD	568,630	3,886
EUR	612,527	Barclays Bank plc	04/28/14	USD	837,087	6,713
EUR	521,013	Citibank N.A.	04/28/14	USD	717,383	350
EUR	480,000	Deutsche Bank AG	04/28/14	USD	660,438	796
EUR	952,749	Goldman Sachs International	04/28/14	USD	1,299,499	12,981
EUR	1,285,469	HSBC Bank plc	04/28/14	USD	1,756,639	14,186
EUR	648,432	Toronto Dominion Bank	04/28/14	USD	894,067	(806)
EUR	460,038	UBS AG	04/28/14	USD	641,786	(8,050)
EUR	414,731	Westpac Banking Corp.	04/28/14	USD	577,994	(6,672)
EUR	225,916	Goldman Sachs & Co.	06/27/14	USD	310,983	212
EUR	378,179	Morgan Stanley & Co International PLC	06/27/14	USD	521,595	(659)
GBP	229,183	Toronto Dominion Bank	04/28/14	USD	381,497	511
GBP	190,394	BNP Paribas S.A.	06/27/14	USD	315,055	2,156
GBP	2,523,881	Citibank N.A.	06/27/14	USD	4,160,552	44,419
GBP	175,144	Commonwealth Bank of Australia	06/27/14	USD	288,748	3,055
JPY	81,533,393	Citibank N.A.	04/28/14	USD	796,236	(6,186)
JPY	311,706,581	Deutsche Bank AG	04/28/14	USD	3,048,389	(27,985)
JPY	84,470,000	HSBC Bank plc	04/28/14	USD	825,340	(6,835)
JPY	76,633,673	UBS AG	04/28/14	USD	753,093	(10,521)
JPY	109,250,000	Westpac Banking Corp.	04/28/14	USD	1,080,433	(21,812)
JPY	203,861,018	Citibank N.A.	06/27/14	USD	1,996,142	(20,141)
JPY	32,217,997	Deutsche Bank AG	06/27/14	USD	315,108	(2,823)
NOK	5,638,066	Citibank N.A.	06/27/14	USD	933,888	4,580
SEK	7,916,575	State Street Bank and Trust	06/27/14	USD	1,226,957	(5,457)
SEK	3,586,960	UBS AG	06/27/14	USD	558,542	(5,086)
SEK	1,998,557	Westpac Banking Corp.	06/27/14	USD	314,632	(6,261)
SGD	2,230,490	Citibank N.A.	06/27/14	USD	1,758,008	15,269

Contracts to Deliver
AUD	1,039,985	Societe Generale	04/28/14	USD	918,327	(44,433)
CAD	1,440,117	Westpac Banking Corp.	06/27/14	USD	1,282,247	(17,779)
CHF	1,259,719	Citibank N.A.	04/28/14	USD	1,426,648	1,414
CHF	3,676,138	Royal Bank of Canada	04/28/14	USD	4,072,963	(86,185)
CHF	1,000,000	Westpac Banking Corp.	06/27/14	USD	1,136,441	4,498
DKK	5,368,298	Westpac Banking Corp.	06/27/14	USD	995,892	4,756
EUR	744,805	Credit Suisse International	04/28/14	USD	1,025,742	(280)
EUR	321,692	Deutsche Bank AG	04/28/14	USD	447,256	4,102
EUR	732,940	Morgan Stanley & Co International PLC	04/28/14	USD	1,005,555	(4,122)
EUR	605,678	Morgan Stanley & Co International PLC	04/28/14	USD	839,446	5,081
EUR	59,551,333	Societe Generale	04/28/14	USD	81,182,045	(854,178)
EUR	831,722	Toronto Dominion Bank	04/28/14	USD	1,128,466	(17,290)
EUR	649,761	UBS AG	04/28/14	USD	880,890	(14,202)
EUR	683,491	Barclays Bank plc	06/27/14	USD	944,339	2,841
EUR	348,567	State Street Bank and Trust	06/27/14	USD	479,952	(193)
EUR	5,516,996	Westpac Banking Corp.	06/27/14	USD	7,634,860	35,293
EUR	1,012,717	Westpac Banking Corp.	06/27/14	USD	1,410,042	15,042
GBP	6,575,375	Citibank N.A.	04/28/14	USD	10,843,122	(116,850)
GBP	498,533	Deutsche Bank AG	04/28/14	USD	829,181	(1,784)
GBP	14,230,569	Societe Generale	04/28/14	USD	23,596,987	(122,821)
HKD	36,788,567	Westpac Banking Corp.	04/28/14	USD	4,742,356	(1,007)
JPY	109,250,000	Merrill Lynch International Bank Limited	04/28/14	USD	1,074,585	15,964
JPY	1,557,189,092	Societe Generale	04/28/14	USD	14,936,808	(152,188)
JPY	109,250,000	Societe Generale	04/28/14	USD	1,072,377	13,756
JPY	84,219,669	BNP Paribas S.A.	06/27/14	USD	823,096	6,764

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	65,606,401	Barclays Bank plc	06/27/14	USD	642,033	$6,118
JPY	65,532,405	Barclays Bank plc	06/27/14	USD	640,459	5,261
JPY	83,863,320	State Street Bank and Trust	06/27/14	USD	819,177	6,300
NOK	12,689,743	Citibank N.A.	04/28/14	USD	2,090,655	(26,485)
SGD	13,600,943	Westpac Banking Corp.	04/28/14	USD	10,624,185	(188,384)

Cross Currency Contracts to Buy
AUD	382,404	Barclays Bank plc	06/27/14	EUR	255,916	46
HKD	3,057,807	Barclays Bank plc	06/27/14	JPY	40,629,078	533
JPY	35,542,665	Westpac Banking Corp.	06/27/14	GBP	210,746	(6,607)
SGD	354,862	Barclays Bank plc	06/27/14	GBP	169,231	170

Net Unrealized Depreciation						$(1,435,826)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	05/21/14	40	USD	1,818,755	$(50,505)
Aluminum HG Futures	11/19/14	47	USD	2,159,492	(1,017)
Brent Crude Oil Futures	08/14/14	29	USD	3,047,767	38,703
Coffee Futures	09/18/14	24	USD	1,492,757	145,693
Coffee Futures	09/26/14	41	USD	3,310,570	(208,408)
Corn Futures	07/14/14	155	USD	3,584,273	343,039
Cotton No. 2 Futures	07/09/14	17	USD	745,234	49,941
Gasoline RBOB Futures	08/29/14	15	USD	1,751,716	19,025
Gold 100 oz Futures	06/26/14	43	USD	5,542,872	(22,532)
Lean Hogs Futures	06/13/14	26	USD	1,283,489	39,131
Live Cattle Futures	04/30/14	26	USD	1,449,409	67,431
MSCI EAFE Mini Index Futures	06/20/14	201	USD	18,626,062	418,688
Mini Gold Futures	06/26/14	2	USD	87,877	(2,646)
Mini-Sized Silver Futures	05/28/14	1	USD	21,217	(1,464)
NY Harbor ULSD Heating Oil Futures	04/30/14	18	USD	2,206,899	8,030
Natural Gas Futures	04/28/14	102	USD	4,497,876	(39,456)
Nickel Futures	05/21/14	8	USD	663,501	99,267
S&P 500 E-Mini Index Futures	06/20/14	2,807	USD	261,132,704	563,906
Silver Futures	07/29/14	19	USD	1,928,150	(48,195)
Soybean Futures	05/14/14	48	USD	3,143,771	369,829
Soybean Meal Futures	07/14/14	30	USD	1,255,632	135,168
Soybean Oil Futures	12/12/14	59	USD	1,463,430	(53,094)
Sugar No. 11 Futures	06/30/14	76	USD	1,466,861	76,365
U.S. Treasury Long Bond Futures	06/19/14	46	USD	6,078,344	49,719
U.S. Treasury Note 10 Year Futures	06/19/14	124	USD	15,311,347	2,653
U.S. Treasury Note 2 Year Futures	06/30/14	31	USD	6,815,298	(8,861)
WTI Light Sweet Crude Oil Futures	08/19/14	43	USD	4,151,802	61,768
Wheat Futures	05/14/14	38	USD	1,158,441	166,334
Wheat Futures	09/12/14	18	USD	675,880	(4,930)
Zinc Futures	05/19/14	26	USD	1,300,937	(17,187)
Zinc Futures	09/15/14	21	USD	1,087,768	(37,243)
Zinc Futures	09/17/14	12	USD	1,056,727	89,657

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	05/21/14	(40)	USD	(1,772,695)	$4,445
Dow Jones-UBS Commodity Index	06/18/14	(37)	USD	(496,423)	(1,597)
MSCI Emerging Markets Mini Index Futures	06/20/14	(170)	USD	(7,815,874)	(565,976)
Nickel Futures	05/21/14	(8)	USD	(688,299)	(74,469)
U.S. Treasury Note 10 Year Futures	06/19/14	(400)	USD	(49,621,782)	221,782
U.S. Treasury Note 5 Year Futures	06/30/14	(2)	USD	(237,918)	12
U.S. Treasury Ultra Bond Futures	06/19/14	(15)	USD	(2,134,470)	(32,561)
Zinc Futures	05/19/14	(26)	USD	(1,320,782)	37,032

Net Unrealized Appreciation					$1,837,477

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.068%	01/03/24	USD	13,320,000	$298,184
Pay	3-Month USD-LIBOR	3.010%	01/09/24	USD	80,780,000	1,381,734
Pay	3-Month USD-LIBOR	2.918%	01/27/24	USD	7,610,000	63,937
Pay	3-Month USD-LIBOR	2.860%	02/24/24	USD	126,260,000	294,249
Pay	3-Month USD-LIBOR	2.795%	03/20/24	USD	67,060,000	(274,785)
Pay	3-Month USD-LIBOR	2.908%	03/24/24	USD	46,090,000	274,037
Pay	3-Month USD-LIBOR	2.895%	03/24/24	USD	45,850,000	218,787
Pay	3-Month USD-LIBOR	2.883%	03/25/24	USD	52,760,000	191,503

Total						$2,447,646

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,082,645	$1,482,046	$—	$5,564,691
Air Freight & Logistics	—	3,840,479	—	3,840,479
Airlines	729,511	1,248,655	—	1,978,166
Auto Components	385,440	8,271,049	—	8,656,489
Automobiles	2,250,145	12,253,391	—	14,503,536
Banks	16,546,733	30,053,949	—	46,600,682
Beverages	5,323,640	4,590,234	—	9,913,874
Biotechnology	4,089,347	—	—	4,089,347
Building Products	576,838	4,145,632	—	4,722,470
Capital Markets	3,668,218	6,889,893	—	10,558,111
Chemicals	1,774,261	4,541,485	—	6,315,746
Commercial Services & Supplies	145,008	—	—	145,008
Communications Equipment	3,474,463	—	—	3,474,463
Construction & Engineering	2,037,891	—	—	2,037,891
Construction Materials	233,982	579,418	—	813,400
Consumer Finance	1,180,157	—	—	1,180,157
Containers & Packaging	413,530	2,586,827	—	3,000,357
Distributors	—	266,443	—	266,443
Diversified Financial Services	2,161,057	7,261,770	—	9,422,827
Diversified Telecommunication Services	2,365,291	8,893,787	—	11,259,078
Electric Utilities	2,306,112	—	—	2,306,112
Electrical Equipment	2,621,301	5,261,774	—	7,883,075
Electronic Equipment, Instruments & Components	559,012	4,454,685	—	5,013,697
Energy Equipment & Services	4,970,751	1,020,948	—	5,991,699
Food & Staples Retailing	4,774,155	8,408,770	—	13,182,925
Food Products	3,773,642	9,574,010	—	13,347,652
Gas Utilities	228,264	—	—	228,264
Health Care Equipment & Supplies	2,685,275	—	—	2,685,275
Health Care Providers & Services	2,893,890	—	—	2,893,890
Health Care Technology	242,662	—	—	242,662
Hotels, Restaurants & Leisure	1,746,614	6,864,763	—	8,611,377
Household Durables	806,207	9,097,059	—	9,903,266
Household Products	2,500,111	368,441	—	2,868,552
Industrial Conglomerates	1,182,914	4,531,740	—	5,714,654
Insurance	4,331,138	28,002,060	—	32,333,198
Internet & Catalog Retail	1,811,371	—	—	1,811,371
Internet Software & Services	5,776,192	—	—	5,776,192
IT Services	6,776,249	5,307,677	—	12,083,926

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$428,231	$—	$—	$428,231
Machinery	2,428,657	1,602,277	—	4,030,934
Marine	—	1,094,034	—	1,094,034
Media	6,180,512	8,039,355	—	14,219,867
Metals & Mining	3,889,490	2,906,035	—	6,795,525
Multi-Utilities	2,512,633	3,327,225	—	5,839,858
Multiline Retail	1,011,249	3,915,986	—	4,927,235
Oil, Gas & Consumable Fuels	12,625,881	20,741,674	—	33,367,555
Paper & Forest Products	172,417	2,060,668	—	2,233,085
Pharmaceuticals	9,004,372	46,244,900	—	55,249,272
Real Estate Investment Trusts	4,291,817	4,085,814	—	8,377,631
Real Estate Management & Development	—	3,529,550	—	3,529,550
Road & Rail	3,644,731	—	—	3,644,731
Semiconductors & Semiconductor Equipment	9,128,547	2,379,798	—	11,508,345
Software	6,502,275	2,422,565	—	8,924,840
Specialty Retail	4,993,529	1,963,367	—	6,956,896
Technology Hardware, Storage & Peripherals	4,999,270	—	—	4,999,270
Textiles, Apparel & Luxury Goods	1,238,963	2,156,144	—	3,395,107
Tobacco	1,919,033	7,610,578	—	9,529,611
Trading Companies & Distributors	638,472	—	—	638,472
Transportation Infrastructure	789,082	—	—	789,082
Water Utilities	155,858	—	—	155,858
Wireless Telecommunication Services	—	11,305,584	—	11,305,584
Total Common Stocks	177,979,036	305,182,539	—	483,161,575
Total Corporate Bonds & Notes*	—	343,678,810	—	343,678,810
Total Convertible Bonds*	—	250,568,041	—	250,568,041
Total U.S. Treasury & Government Agencies*	—	38,638,427	—	38,638,427
Total Convertible Preferred Stocks*	13,111,828	—	—	13,111,828
Preferred Stocks
Automobiles	—	1,527,365	—	1,527,365
Capital Markets	559,407	—	—	559,407
Household Products	—	1,469,638	—	1,469,638
Machinery	226,497	—	—	226,497
Total Preferred Stocks	785,904	2,997,003	—	3,782,907
Total Foreign Government*	—	2,235,754	—	2,235,754
Total Municipals	—	1,669,030	—	1,669,030
Short-Term Investments
U.S. Treasury	—	2,659,736	—	2,659,736
Repurchase Agreement	—	309,851,000	—	309,851,000
Total Short-Term Investments	—	312,510,736	—	312,510,736
Total Investments	$191,876,768	$1,257,480,340	$—	$1,449,357,108

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$348,257	$—	$348,257
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,784,082)	—	(1,784,082)
Total Forward Contracts	$—	$(1,435,826)	$—	$(1,435,826)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,007,618	$—	$—	$3,007,618
Futures Contracts (Unrealized Depreciation)	(1,170,141)	—	—	(1,170,141)
Total Futures Contracts	$1,837,477	$—	$—	$1,837,477
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,722,431	$—	$2,722,431
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(274,785)	—	(274,785)
Total Centrally Cleared Swap Contracts	$—	$2,447,646	$—	$2,447,646

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $3,880,020 were due to the discontinuation of a systematic fair valuation model factor.

MIST-137

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	254,800	$6,612,060
API Technologies Corp. (a) (b)	26,000	76,180
Engility Holdings, Inc. (a)	96,000	4,324,800

		11,013,040

Airlines—0.8%
Alaska Air Group, Inc.	18,200	1,698,242
Republic Airways Holdings, Inc. (a)	306,000	2,796,840
SkyWest, Inc.	144,100	1,838,716

		6,333,798

Auto Components—1.4%
Dana Holding Corp.	358,100	8,332,987
Stoneridge, Inc. (a)	111,100	1,247,653
Superior Industries International, Inc. (b)	60,700	1,243,743

		10,824,383

Banks—15.6%
1st Source Corp. (b)	44,001	1,411,992
1st United Bancorp, Inc. (b)	10,400	79,664
American National Bankshares, Inc. (b)	3,000	70,560
Bancfirst Corp. (b)	32,500	1,840,475
BancorpSouth, Inc. (b)	167,300	4,175,808
Bank of Hawaii Corp.	73,300	4,442,713
Banner Corp.	27,700	1,141,517
BBCN Bancorp, Inc.	158,300	2,713,262
Bridge Capital Holdings (a) (b)	8,700	206,712
Capital Bank Financial Corp. - Class A (a)	68,441	1,718,553
Cascade Bancorp (a) (b)	11,294	63,246
Cathay General Bancorp	92,400	2,327,556
Center Bancorp, Inc.	9,606	182,514
Central Pacific Financial Corp.	138,101	2,789,640
Century Bancorp, Inc. - Class A (b)	3,700	126,207
Chemical Financial Corp.	32,500	1,054,625
Citizens & Northern Corp. (b)	8,700	171,477
City Holding Co. (b)	64,809	2,907,332
CoBiz Financial, Inc.	43,940	506,189
Columbia Banking System, Inc.	24,500	698,740
Community Bank System, Inc. (b)	60,700	2,368,514
Community Trust Bancorp, Inc.	49,824	2,066,699
Cullen/Frost Bankers, Inc. (b)	15,100	1,170,703
East West Bancorp, Inc.	7,828	285,722
Financial Institutions, Inc.	31,299	720,503
First Bancorp (b)	161,500	1,064,332
First Busey Corp.	162,500	942,500
First Citizens BancShares, Inc. - Class A	3,700	890,775
First Commonwealth Financial Corp. (b)	593,500	5,365,240
First Community Bancshares, Inc.	11,100	181,596
First Financial Bankshares, Inc. (b)	17,000	1,050,430
First Interstate Bancsystem, Inc.	52,100	1,470,262
First Merchants Corp.	20,400	441,456
FirstMerit Corp.	197,800	4,120,174
Flushing Financial Corp.	47,722	1,005,502
FNB Corp. (b)	208,400	2,792,560
Glacier Bancorp, Inc. (b)	95,100	2,764,557

Banks—(Continued)
Great Southern Bancorp, Inc. (b)	16,500	495,495
Guaranty Bancorp (b)	12,000	171,000
Hancock Holding Co.	148,900	5,457,185
Heartland Financial USA, Inc. (b)	24,383	658,097
Home Federal Bancorp, Inc.	15,900	247,404
Hudson Valley Holding Corp. (b)	23,532	448,285
Lakeland Bancorp, Inc.	26,600	299,250
Lakeland Financial Corp. (b)	12,500	502,750
MainSource Financial Group, Inc. (b)	95,304	1,629,698
MB Financial, Inc.	53,700	1,662,552
Metro Bancorp, Inc. (a)	26,500	560,210
National Penn Bancshares, Inc.	21,000	219,450
OFG Bancorp	252,045	4,332,654
OmniAmerican Bancorp, Inc.	16,944	386,154
Pacific Continental Corp.	35,285	485,522
PacWest Bancorp (b)	69,700	2,997,797
Preferred Bank (a)	14,600	379,016
Republic Bancorp, Inc. - Class A (b)	8,900	201,140
S&T Bancorp, Inc. (b)	9,900	234,630
Seacoast Banking Corp. of Florida (a) (b)	12,879	141,669
Sierra Bancorp (b)	7,900	125,768
Simmons First National Corp. - Class A (b)	33,800	1,259,726
Southside Bancshares, Inc. (b)	13,900	436,182
Southwest Bancorp, Inc.	78,300	1,382,778
Sterling Financial Corp.	139,900	4,662,867
Suffolk Bancorp (a) (b)	7,900	176,170
Susquehanna Bancshares, Inc.	327,400	3,729,086
SVB Financial Group (a)	25,200	3,245,256
SY Bancorp, Inc. (b)	5,700	180,348
Talmer Bancorp, Inc. - Class A (a)	28,800	421,632
TCF Financial Corp.	197,400	3,288,684
Tompkins Financial Corp. (b)	17,859	874,377
Trustmark Corp. (b)	64,400	1,632,540
UMB Financial Corp. (b)	83,800	5,421,860
Umpqua Holdings Corp. (b)	30,400	566,656
Union First Market Bankshares Corp.	206,874	5,258,737
Univest Corp. of Pennsylvania (b)	7,300	149,796
Valley National Bancorp (b)	27,800	289,398
Washington Banking Co.	12,200	216,916
Washington Trust Bancorp, Inc. (b)	17,100	640,737
Webster Financial Corp.	50,100	1,556,106
West Bancorp, Inc. (b)	16,620	252,458
Westamerica Bancorp (b)	61,500	3,325,920
Wilshire Bancorp, Inc.	310,600	3,447,660

		121,381,923

Biotechnology—1.7%
Aegerion Pharmaceuticals, Inc. (a) (b)	19,100	880,892
Agios Pharmaceuticals, Inc. (a) (b)	37,400	1,464,210
Akebia Therapeutics, Inc. (a) (b)	8,800	172,128
Applied Genetic Technologies Corp. (a)	40,700	610,500
Auspex Pharmaceuticals, Inc. (a)	3,100	95,356
Cara Therapeutics, Inc. (a) (b)	43,000	800,230
Celladon Corp. (a) (b)	61,200	729,504
Clovis Oncology, Inc. (a)	20,200	1,399,254
Concert Pharmaceuticals, Inc. (a) (b)	26,900	361,805

MIST-138

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Dicerna Pharmaceuticals, Inc. (a) (b)	24,700	$697,775
Eagle Pharmaceuticals, Inc. (a) (b)	20,900	266,475
Eleven Biotherapeutics, Inc. (a) (b)	36,600	594,018
Epizyme, Inc. (a)	18,300	416,691
Flexion Therapeutics, Inc. (a)	38,800	638,260
Foundation Medicine, Inc. (a) (b)	8,900	288,093
Insmed, Inc. (a) (b)	67,500	1,285,200
Karyopharm Therapeutics, Inc. (a) (b)	9,200	284,188
MacroGenics, Inc. (a)	21,400	595,562
Trevena, Inc. (a)	73,600	578,496
Ultragenyx Pharmaceutical, Inc. (a)	17,200	840,908
Verastem, Inc. (a) (b)	52,200	563,238

		13,562,783

Building Products—0.9%
Gibraltar Industries, Inc. (a)	198,100	3,738,147
PGT, Inc. (a)	197,800	2,276,678
Trex Co., Inc. (a) (b)	16,000	1,170,560

		7,185,385

Capital Markets—1.6%
Apollo Investment Corp.	99,600	827,676
Arlington Asset Investment Corp. - Class A (b)	46,200	1,223,376
Cowen Group, Inc. - Class A (a)	105,500	465,255
Firsthand Technology Value Fund, Inc. (a) (b)	11,500	245,525
GAMCO Investors, Inc. - Class A	15,385	1,194,645
Gladstone Capital Corp. (b)	94,940	956,995
Investment Technology Group, Inc. (a) (b)	210,900	4,260,180
Janus Capital Group, Inc. (b)	30,100	327,187
MCG Capital Corp. (b)	165,500	627,245
MVC Capital, Inc. (b)	26,800	363,140
NGP Capital Resources Co. (b)	45,409	306,965
Oppenheimer Holdings, Inc. - Class A	25,109	704,308
Piper Jaffray Cos. (a) (b)	21,300	975,540

		12,478,037

Chemicals—1.2%
Minerals Technologies, Inc.	109,700	7,082,232
Tredegar Corp.	104,525	2,405,120

		9,487,352

Commercial Services & Supplies—3.5%
ABM Industries, Inc.	78,600	2,258,964
ACCO Brands Corp. (a) (b)	391,400	2,411,024
ARC Document Solutions, Inc. (a)	336,171	2,501,112
Cenveo, Inc. (a) (b)	840,707	2,555,750
Courier Corp.	14,900	229,460
Ennis, Inc. (b)	11,100	183,927
G&K Services, Inc. - Class A (b)	49,100	3,003,447
HNI Corp. (b)	52,700	1,926,712
Kimball International, Inc. - Class B	33,000	597,630
Quad/Graphics, Inc.	129,407	3,034,594
RR Donnelley & Sons Co.	74,560	1,334,624
Steelcase, Inc. - Class A	112,500	1,868,625
United Stationers, Inc. (b)	135,500	5,564,985

		27,470,854

Communications Equipment—1.5%
Aviat Networks, Inc. (a) (b)	72,000	114,480
Bel Fuse, Inc. - Class B	27,972	612,587
Black Box Corp.	65,492	1,594,075
Calix, Inc. (a)	37,500	316,125
Ciena Corp. (a) (b)	109,900	2,499,126
Comtech Telecommunications Corp. (b)	168,082	5,355,093
Harmonic, Inc. (a)	172,000	1,228,080
Oplink Communications, Inc. (a) (b)	15,238	273,674

		11,993,240

Construction & Engineering—1.2%
Argan, Inc.	46,810	1,391,661
Comfort Systems USA, Inc.	62,900	958,596
EMCOR Group, Inc.	136,700	6,396,193
Orion Marine Group, Inc. (a)	37,700	473,889

		9,220,339

Consumer Finance—1.1%
DFC Global Corp. (a) (b)	124,200	1,096,686
Green Dot Corp. - Class A (a) (b)	22,400	437,472
Nelnet, Inc. - Class A	49,300	2,016,370
World Acceptance Corp. (a) (b)	65,700	4,932,756

		8,483,284

Containers & Packaging—0.5%
Graphic Packaging Holding Co. (a)	282,100	2,866,136
Myers Industries, Inc.	66,300	1,320,696

		4,186,832

Diversified Consumer Services—0.3%
2U, Inc. (a)	35,300	481,845
Lincoln Educational Services Corp. (b)	109,264	411,925
Regis Corp. (b)	120,500	1,650,850

		2,544,620

Diversified Financial Services—0.4%
Marlin Business Services Corp.	51,074	1,062,850
NewStar Financial, Inc. (a) (b)	10,000	138,600
PHH Corp. (a) (b)	55,400	1,431,536
Resource America, Inc. - Class A (b)	14,568	124,848

		2,757,834

Diversified Telecommunication Services—1.1%
Fairpoint Communications, Inc. (a) (b)	53,000	720,800
Inteliquent, Inc. (b)	247,400	3,594,722
magicJack VocalTec, Ltd. (a) (b)	135,149	2,869,213
Vonage Holdings Corp. (a)	239,700	1,023,519

		8,208,254

Electric Utilities—2.4%
El Paso Electric Co.	132,805	4,745,123
PNM Resources, Inc.	63,700	1,721,811
Portland General Electric Co. (b)	275,000	8,893,500
Unitil Corp. (b)	23,200	761,888

MIST-139

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
UNS Energy Corp. (b)	45,300	$2,719,359

		18,841,681

Electrical Equipment—0.2%
LSI Industries, Inc. (b)	63,065	516,502
Powell Industries, Inc. (b)	15,700	1,017,360

		1,533,862

Electronic Equipment, Instruments & Components—2.7%
Aeroflex Holding Corp. (a)	149,700	1,244,007
Anixter International, Inc.	7,800	791,856
Benchmark Electronics, Inc. (a)	170,800	3,868,620
Checkpoint Systems, Inc. (a)	103,200	1,384,944
Cognex Corp. (a)	77,700	2,630,922
Coherent, Inc. (a) (b)	43,000	2,810,050
Electro Scientific Industries, Inc. (b)	30,800	303,380
Insight Enterprises, Inc. (a)	49,300	1,237,923
Newport Corp. (a)	69,500	1,437,260
Richardson Electronics, Ltd. (b)	26,000	279,760
ScanSource, Inc. (a)	46,200	1,883,574
Tech Data Corp. (a)	35,400	2,157,984
Vishay Intertechnology, Inc. (b)	63,400	943,392

		20,973,672

Energy Equipment & Services—2.8%
Dawson Geophysical Co.	30,262	847,639
Exterran Holdings, Inc. (b)	109,200	4,791,696
Helix Energy Solutions Group, Inc. (a)	330,300	7,590,294
Hercules Offshore, Inc. (a) (b)	338,500	1,553,715
Key Energy Services, Inc. (a)	22,400	206,976
Natural Gas Services Group, Inc. (a)	29,437	887,231
Parker Drilling Co. (a)	138,600	982,674
Pioneer Energy Services Corp. (a)	28,600	370,370
SEACOR Holdings, Inc. (a) (b)	49,900	4,312,358

		21,542,953

Food & Staples Retailing—1.4%
Pantry, Inc. (The) (a)	4,100	62,894
Rite Aid Corp. (a)	1,418,400	8,893,368
Roundy’s, Inc. (b)	188,700	1,298,256
Spartan Stores, Inc.	37,800	877,338

		11,131,856

Food Products—0.8%
Chiquita Brands International, Inc. (a)	201,500	2,508,675
Farmer Bros Co. (a) (b)	10,800	212,760
Fresh Del Monte Produce, Inc. (b)	46,300	1,276,491
John B. Sanfilippo & Son, Inc. (b)	3,500	80,570
Pinnacle Foods, Inc.	67,700	2,021,522
Seneca Foods Corp. - Class A (a)	9,500	299,060

		6,399,078

Gas Utilities—1.6%
AGL Resources, Inc.	38,100	1,865,376

Gas Utilities—(Continued)
Chesapeake Utilities Corp. (b)	9,200	581,072
Laclede Group, Inc. (The)	115,139	5,428,804
Piedmont Natural Gas Co., Inc.	20,400	721,956
Southwest Gas Corp.	67,300	3,597,185

		12,194,393

Health Care Equipment & Supplies—1.8%
Inogen, Inc. (a)	18,300	302,133
Medical Action Industries, Inc. (a)	37,600	262,072
NuVasive, Inc. (a)	136,000	5,223,760
PhotoMedex, Inc. (a) (b)	146,600	2,320,678
SurModics, Inc. (a)	91,486	2,067,584
Symmetry Medical, Inc. (a)	69,600	700,176
Thoratec Corp. (a)	83,900	3,004,459

		13,880,862

Health Care Providers & Services—1.4%
Amedisys, Inc. (a) (b)	94,900	1,413,061
Centene Corp. (a)	37,200	2,315,700
Cross Country Healthcare, Inc. (a)	301,800	2,435,526
HealthSouth Corp. (b)	44,200	1,588,106
LHC Group, Inc. (a) (b)	43,200	952,992
Magellan Health Services, Inc. (a)	19,300	1,145,455
Providence Service Corp. (The) (a)	19,800	559,944
Triple-S Management Corp. - Class B (a) (b)	51,300	827,982

		11,238,766

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (a) (b)	29,700	792,990

Hotels, Restaurants & Leisure—1.2%
Biglari Holdings, Inc. (a)	7,121	3,471,416
Einstein Noah Restaurant Group, Inc.	26,022	428,322
Intrawest Resorts Holdings, Inc. (a)	78,100	1,018,424
Isle of Capri Casinos, Inc. (a)	97,041	744,305
Jack in the Box, Inc. (a)	8,500	500,990
Red Robin Gourmet Burgers, Inc. (a)	17,400	1,247,232
Ruth’s Hospitality Group, Inc.	122,000	1,474,980
Scientific Games Corp. - Class A (a)	14,600	200,458
Town Sports International Holdings, Inc.	41,154	349,397

		9,435,524

Household Durables—0.6%
Blyth, Inc. (b)	61,600	660,968
Cavco Industries, Inc. (a) (b)	6,200	486,390
CSS Industries, Inc. (b)	38,651	1,043,577
Leggett & Platt, Inc. (b)	42,600	1,390,464
Lifetime Brands, Inc.	14,200	253,612
NACCO Industries, Inc. - Class A	15,400	834,834
Zagg, Inc. (a)	84,000	388,080

		5,057,925

Household Products—0.2%
Central Garden and Pet Co. - Class A (a) (b)	187,500	1,550,625

MIST-140

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.2%
Atlantic Power Corp. (b)	500,000	$1,450,000

Insurance—4.2%
American Equity Investment Life Holding Co. (b)	171,400	4,048,468
Arch Capital Group, Ltd. (a)	15,256	877,830
Argo Group International Holdings, Ltd.	50,040	2,296,836
CNO Financial Group, Inc.	335,900	6,079,790
Global Indemnity plc (a)	5,300	139,602
Hallmark Financial Services, Inc. (a) (b)	33,021	274,405
Horace Mann Educators Corp.	104,911	3,042,419
Meadowbrook Insurance Group, Inc. (b)	45,600	265,848
Platinum Underwriters Holdings, Ltd.	92,300	5,547,230
Primerica, Inc.	48,600	2,289,546
ProAssurance Corp.	78,400	3,491,152
StanCorp Financial Group, Inc.	28,500	1,903,800
Symetra Financial Corp.	141,400	2,802,548

		33,059,474

Internet & Catalog Retail—0.3%
Coupons.com, Inc. (a) (b)	18,200	448,630
Orbitz Worldwide, Inc. (a)	211,500	1,658,160

		2,106,790

Internet Software & Services—1.2%
Amber Road, Inc. (a)	13,500	207,900
Care.com, Inc. (a) (b)	6,700	110,885
Chegg, Inc. (a) (b)	38,100	266,700
Digital River, Inc. (a)	97,900	1,706,397
IntraLinks Holdings, Inc. (a)	280,448	2,868,983
Q2 Holdings, Inc. (a)	2,000	31,060
Rocket Fuel, Inc. (a) (b)	26,000	1,114,880
United Online, Inc.	229,800	2,656,488
XO Group, Inc. (a)	10,100	102,414
Xoom Corp. (a)	6,700	130,784

		9,196,491

IT Services—1.7%
Convergys Corp.	55,900	1,224,769
CSG Systems International, Inc. (b)	60,200	1,567,608
Euronet Worldwide, Inc. (a) (b)	54,300	2,258,337
EVERTEC, Inc.	15,500	382,850
Global Cash Access Holdings, Inc. (a)	141,100	967,946
Unisys Corp. (a)	194,600	5,927,516
Vantiv, Inc. - Class A (a)	35,900	1,084,898

		13,413,924

Leisure Products—0.0%
Malibu Boats, Inc. - Class A (a)	10,500	233,310

Machinery—2.9%
AGCO Corp.	42,600	2,349,816
Ampco-Pittsburgh Corp. (b)	2,800	52,836
Briggs & Stratton Corp. (b)	218,000	4,850,500
Douglas Dynamics, Inc.	108,442	1,889,060
Federal Signal Corp. (a)	89,400	1,332,060

Machinery—(Continued)
FreightCar America, Inc. (b)	5,144	119,546
Hurco Cos., Inc.	29,682	791,916
Hyster-Yale Materials Handling, Inc.	30,800	3,003,000
Kadant, Inc.	60,607	2,210,337
Lydall, Inc. (a)	13,900	317,893
Mueller Industries, Inc.	62,000	1,859,380
Mueller Water Products, Inc. - Class A	131,800	1,252,100
Standex International Corp.	39,957	2,140,896
Watts Water Technologies, Inc. - Class A	9,300	545,817

		22,715,157

Marine—0.1%
International Shipholding Corp. (b)	26,036	766,500

Media—1.3%
AH Belo Corp. - Class A	18,300	211,914
AMC Entertainment Holdings, Inc. - Class A (a)	18,600	451,050
Entercom Communications Corp. - Class A (a) (b)	83,460	840,442
Journal Communications, Inc. - Class A (a)	153,447	1,359,541
McClatchy Co. (The) - Class A (a) (b)	156,800	1,006,656
Nexstar Broadcasting Group, Inc. - Class A (b)	20,500	769,160
Saga Communications, Inc. - Class A (b)	4,035	200,499
Sinclair Broadcast Group, Inc. - Class A (b)	118,800	3,218,292
Sizmek, Inc. (a)	180,400	1,917,652

		9,975,206

Metals & Mining—1.3%
A.M. Castle & Co. (a) (b)	78,400	1,151,696
Coeur Mining, Inc. (a)	123,700	1,149,173
Olympic Steel, Inc. (b)	26,000	746,200
Schnitzer Steel Industries, Inc. - Class A (b)	17,700	510,645
SunCoke Energy, Inc. (a)	44,900	1,025,516
Worthington Industries, Inc.	139,600	5,339,700

		9,922,930

Multi-Utilities—1.4%
Avista Corp. (b)	154,100	4,723,165
NorthWestern Corp.	126,583	6,003,832

		10,726,997

Multiline Retail—0.8%
Bon-Ton Stores, Inc. (The) (b)	71,754	787,859
Dillard’s, Inc. - Class A (b)	55,700	5,146,680

		5,934,539

Oil, Gas & Consumable Fuels—5.1%
Alon USA Energy, Inc. (b)	21,300	318,222
Alpha Natural Resources, Inc. (a) (b)	329,100	1,398,675
Arch Coal, Inc. (b)	145,400	700,828
Delek U.S. Holdings, Inc.	3,500	101,640
EPL Oil & Gas, Inc. (a)	100,500	3,879,300
Equal Energy, Ltd.	17,700	81,066
Forest Oil Corp. (a) (b)	1,231,200	2,351,592
Frontline, Ltd. (a)	96,000	377,280

MIST-141

Met Investors Series Trust
JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Green Plains Renewable Energy, Inc. (b)	118,600	$3,553,256
Knightsbridge Tankers, Ltd.	97,600	1,322,480
Panhandle Oil and Gas, Inc. - Class A (b)	7,106	309,893
Penn Virginia Corp. (a)	327,700	5,731,473
PetroQuest Energy, Inc. (a)	304,300	1,734,510
REX American Resources Corp. (a)	28,300	1,614,515
Rice Energy, Inc. (a)	132,100	3,486,119
RSP Permian, Inc. (a)	114,800	3,316,572
Stone Energy Corp. (a) (b)	73,900	3,101,583
W&T Offshore, Inc. (b)	123,500	2,137,785
Western Refining, Inc. (b)	104,200	4,022,120

		39,538,909

Paper & Forest Products—0.7%
Domtar Corp.	28,200	3,164,604
PH Glatfelter Co.	69,400	1,889,068
Schweitzer-Mauduit International, Inc.	13,200	562,188

		5,615,860

Pharmaceuticals—0.3%
Achaogen, Inc. (a)	8,900	137,594
Egalet Corp. (a) (b)	27,500	384,725
Questcor Pharmaceuticals, Inc. (b)	16,200	1,051,866
Revance Therapeutics, Inc. (a) (b)	26,500	834,750

		2,408,935

Professional Services—1.4%
Barrett Business Services, Inc.	73,760	4,393,883
CDI Corp.	4,600	78,890
FTI Consulting, Inc. (a) (b)	175,800	5,861,172
Paylocity Corp. (a)	14,700	353,535
VSE Corp.	9,900	521,730

		11,209,210

Real Estate Investment Trusts—12.0%
American Assets Trust, Inc.	10,400	350,896
Anworth Mortgage Asset Corp.	1,061,566	5,265,367
Apartment Investment & Management Co. - Class A	88,000	2,659,360
Ashford Hospitality Prime, Inc.	58,739	888,134
Ashford Hospitality Trust, Inc.	292,895	3,300,927
Capstead Mortgage Corp. (b)	484,958	6,139,568
CBL & Associates Properties, Inc.	187,500	3,328,125
Chambers Street Properties (b)	216,600	1,682,982
Coresite Realty Corp. (b)	149,200	4,625,200
CubeSmart	245,600	4,214,496
CYS Investments, Inc. (b)	588,300	4,859,358
DCT Industrial Trust, Inc.	852,600	6,718,488
DiamondRock Hospitality Co.	142,400	1,673,200
Education Realty Trust, Inc.	117,500	1,159,725
EPR Properties	33,600	1,793,904
FelCor Lodging Trust, Inc.	317,269	2,868,112
First Industrial Realty Trust, Inc.	56,400	1,089,648
First Potomac Realty Trust	218,000	2,816,560
Getty Realty Corp. (b)	36,936	697,721

Real Estate Investment Trusts—(Continued)
Gladstone Commercial Corp. (b)	33,800	586,092
Government Properties Income Trust (b)	67,600	1,703,520
Highwoods Properties, Inc.	26,100	1,002,501
Home Properties, Inc.	29,500	1,773,540
Hospitality Properties Trust	71,200	2,044,864
LaSalle Hotel Properties	35,400	1,108,374
LTC Properties, Inc.	44,100	1,659,483
Mid-America Apartment Communities, Inc. (b)	6,532	445,939
Parkway Properties, Inc.	67,500	1,231,875
Pebblebrook Hotel Trust	57,400	1,938,398
Pennsylvania Real Estate Investment Trust	102,100	1,842,905
Potlatch Corp.	136,000	5,261,840
PS Business Parks, Inc.	16,000	1,337,920
RAIT Financial Trust (b)	435,200	3,694,848
Redwood Trust, Inc. (b)	243,100	4,930,068
Strategic Hotels & Resorts, Inc. (a)	33,300	339,327
Sunstone Hotel Investors, Inc.	193,400	2,655,382
Taubman Centers, Inc.	6,100	431,819
Washington Real Estate Investment Trust (b)	131,600	3,142,608

		93,263,074

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.	78,633	3,346,620
Forestar Group, Inc. (a) (b)	68,700	1,222,860

		4,569,480

Road & Rail—1.3%
AMERCO	2,100	487,452
Arkansas Best Corp. (b)	96,100	3,550,895
Celadon Group, Inc.	22,400	538,496
Heartland Express, Inc. (b)	17,800	403,882
Quality Distribution, Inc. (a)	67,300	874,227
Saia, Inc. (a) (b)	116,596	4,455,133

		10,310,085

Semiconductors & Semiconductor Equipment—2.9%
Amkor Technology, Inc. (a) (b)	148,600	1,019,396
DSP Group, Inc. (a)	125,687	1,085,936
First Solar, Inc. (a) (b)	46,100	3,217,319
GSI Technology, Inc. (a) (b)	31,600	218,356
GT Advanced Technologies, Inc. (a) (b)	64,300	1,096,315
IXYS Corp. (b)	29,700	337,095
LTX-Credence Corp. (a)	206,039	1,835,807
Pericom Semiconductor Corp. (a) (b)	35,300	276,399
Photronics, Inc. (a) (b)	136,700	1,166,051
RF Micro Devices, Inc. (a)	255,500	2,013,340
Spansion, Inc. - Class A (a)	379,700	6,614,374
SunPower Corp. (a) (b)	60,300	1,945,278
Supertex, Inc. (a)	20,195	666,031
Ultra Clean Holdings, Inc. (a)	56,400	741,660

		22,233,357

Software—1.4%
A10 Networks, Inc. (a)	35,600	535,424
Aspen Technology, Inc. (a)	75,200	3,185,472

MIST-142

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Fair Isaac Corp.	28,500	$1,576,620
FireEye, Inc. (a) (b)	15,300	942,021
TiVo, Inc. (a) (b)	276,800	3,662,064
Varonis Systems, Inc. (a)	27,400	979,824

		10,881,425

Specialty Retail—1.8%
Barnes & Noble, Inc. (a)	13,800	288,420
Brown Shoe Co., Inc.	137,600	3,651,904
Children’s Place Retail Stores, Inc. (The) (b)	121,200	6,036,972
hhgregg, Inc. (a) (b)	390,300	3,750,783
Stein Mart, Inc.	12,856	180,113

		13,908,192

Technology Hardware, Storage & Peripherals—0.5%
Avid Technology, Inc. (a) (b)	206,884	1,261,992
QLogic Corp. (a)	181,100	2,309,025

		3,571,017

Textiles, Apparel & Luxury Goods—1.2%
Iconix Brand Group, Inc. (a) (b)	191,096	7,504,340
Unifi, Inc. (a)	71,681	1,653,681

		9,158,021

Thrifts & Mortgage Finance—1.2%
BankFinancial Corp. (b)	8,485	84,680
Beneficial Mutual Bancorp, Inc. (a) (b)	43,600	575,084
Charter Financial Corp.	66,200	715,622
ESB Financial Corp. (b)	11,500	150,305
Fox Chase Bancorp, Inc.	12,200	205,570
Kearny Financial Corp. (a) (b)	6,700	99,026
OceanFirst Financial Corp.	25,200	445,788
Ocwen Financial Corp. (a) (b)	118,300	4,634,994
Provident Financial Holdings, Inc.	14,388	221,863
Rockville Financial, Inc.	43,400	589,806
Territorial Bancorp, Inc. (b)	5,000	108,000
Westfield Financial, Inc.	48,000	357,600
WSFS Financial Corp.	11,365	811,802

		9,000,140

Tobacco—0.9%
Alliance One International, Inc. (a)	83,700	244,404
Universal Corp. (b)	117,067	6,542,875

		6,787,279

Trading Companies & Distributors—0.9%
Aircastle, Ltd.	73,900	1,432,182
Applied Industrial Technologies, Inc.	110,698	5,340,072

		6,772,254

Water Utilities—0.1%
California Water Service Group	28,800	689,472
Consolidated Water Co., Ltd. (b)	27,000	355,860

		1,045,332

Total Common Stocks (Cost $661,906,449)		771,480,033

U.S. Treasury & Government Agencies—0.2%

U.S. Treasury—0.2%
U.S. Treasury Notes 0.250%, 11/30/14 (c) (Cost $1,341,453)	1,340,000	1,341,466

Short-Term Investments—27.5%

Mutual Fund—26.4%
State Street Navigator Securities Lending MET Portfolio (d)	205,263,792	205,263,792

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $9,000,000 on 04/01/14, collateralized by $9,315,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $9,181,125.	9,000,000	9,000,000

Total Short-Term Investments (Cost $214,263,792)		214,263,792

Total Investments—126.8% (Cost $877,511,694) (e)		987,085,291
Other assets and liabilities (net)—(26.8)%		(208,384,550)

Net Assets—100.0%		$778,700,741

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $203,319,593 and the collateral received consisted of cash in the amount of $205,263,792 and non-cash collateral with a value of $1,023,385. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $725,793.

MIST-143

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $877,511,694. The aggregate unrealized appreciation and depreciation of investments were $137,897,080 and $(28,323,483), respectively, resulting in net unrealized appreciation of $109,573,597.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	06/20/14	61	USD	7,244,232	$(104,182)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$771,480,033	$—	$—	$771,480,033
Total U.S. Treasury & Government Agencies*	—	1,341,466	—	1,341,466
Short-Term Investments
Mutual Fund	205,263,792	—	—	205,263,792
Repurchase Agreement	—	9,000,000	—	9,000,000
Total Short-Term Investments	205,263,792	9,000,000	—	214,263,792
Total Investments	$976,743,825	$10,341,466	$—	$987,085,291

Collateral for securities loaned (Liability)	$—	$(205,263,792)	$—	$(205,263,792)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(104,182)	$—	$—	$(104,182)

*	See Schedule of Investments for additional detailed categorizations.

MIST-144

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—67.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Precision Castparts Corp.	36,043	$9,110,229
TransDigm Group, Inc. (a)	51,743	9,582,803

		18,693,032

Automobiles—0.1%
General Motors Co.	22,657	779,854

Banks—5.1%
Bangkok Bank PCL	519,900	2,865,673
Citigroup, Inc.	165,919	7,897,744
HSBC Holdings plc	513,540	5,199,665
M&T Bank Corp. (a)	48,206	5,847,388
Sumitomo Mitsui Trust Holdings, Inc.	996,000	4,491,289

		26,301,759

Beverages—5.8%
Anheuser-Busch InBev NV	66,925	7,034,433
Asahi Group Holdings, Ltd.	227,700	6,387,550
Coca-Cola Co. (The)	194,122	7,504,756
Diageo plc	291,140	9,036,054

		29,962,793

Biotechnology—1.1%
Gilead Sciences, Inc. (b)	82,290	5,831,069

Capital Markets—1.4%
Goldman Sachs Group, Inc. (The)	44,310	7,260,193

Chemicals—2.0%
Praxair, Inc.	46,022	6,027,502
Valspar Corp. (The) (a)	62,286	4,492,066

		10,519,568

Communications Equipment—0.7%
QUALCOMM, Inc.	48,882	3,854,835

Construction Materials—0.4%
Siam Cement PCL (The)	167,600	2,164,053

Consumer Finance—1.6%
American Express Co.	90,109	8,112,513

Energy Equipment & Services—3.6%
Core Laboratories NV	16,957	3,364,947
National Oilwell Varco, Inc.	47,839	3,725,223
Oceaneering International, Inc.	71,841	5,162,494
Schlumberger, Ltd.	66,604	6,493,890

		18,746,554

Health Care Equipment & Supplies—1.1%
Covidien plc	80,580	5,935,523

Health Care Providers & Services—1.0%
UnitedHealth Group, Inc.	61,756	5,063,374

Hotels, Restaurants & Leisure—1.6%
Wyndham Worldwide Corp.	113,833	8,335,991

Insurance—3.2%
ACE, Ltd.	57,525	5,698,427
Legal & General Group plc	3,144,879	10,747,470

		16,445,897

Internet & Catalog Retail—2.3%
priceline.com, Inc. (b)	9,869	11,762,762

Internet Software & Services—3.7%
Facebook, Inc. - Class A (b)	46,834	2,821,280
Google, Inc. - Class A (b)	10,997	12,256,266
Mail.ru Group, Ltd. (GDR) (b)	27,193	963,992
Mail.ru Group, Ltd. (GDR) (144A) (b)	95,511	3,385,865

		19,427,403

IT Services—2.2%
CGI Group, Inc. - Class A (b)	227,500	7,023,587
Nomura Research Institute, Ltd.	148,600	4,684,134

		11,707,721

Machinery—2.6%
Atlas Copco AB - A Shares	243,225	7,038,921
Deere & Co. (a)	72,056	6,542,685

		13,581,606

Multiline Retail—0.9%
S.A.C.I. Falabella	534,060	4,720,472

Oil, Gas & Consumable Fuels—2.3%
Gulfport Energy Corp. (b)	68,479	4,874,335
Noble Energy, Inc.	98,443	6,993,391

		11,867,726

Personal Products—1.1%
Hengan International Group Co., Ltd.	532,000	5,528,629

Pharmaceuticals—6.3%
Bayer AG	52,100	7,045,831
Genomma Lab Internacional S.A.B. de C.V. - Class B (b)	2,378,668	6,119,985
Hikma Pharmaceuticals plc	120,516	3,343,953
Roche Holding AG	34,462	10,358,813
Shire plc	114,880	5,652,901

		32,521,483

Road & Rail—1.4%
Genesee & Wyoming, Inc. - Class A (b)	73,122	7,116,233

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	137,989	6,506,181

Software—1.0%
FactSet Research Systems, Inc. (a)	46,342	4,996,131

MIST-145

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Specialty Retail—4.1%
AutoZone, Inc. (b)	17,700	$9,506,670
Lowe’s Cos., Inc.	150,552	7,361,993
Signet Jewelers, Ltd. (a)	40,177	4,253,137

		21,121,800

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	10,671	5,727,553

Textiles, Apparel & Luxury Goods—2.4%
Adidas AG	63,598	6,890,019
Luxottica Group S.p.A.	98,400	5,690,065

		12,580,084

Trading Companies & Distributors—2.8%
Brenntag AG	40,413	7,504,616
WW Grainger, Inc. (a)	27,763	7,014,600

		14,519,216

Total Common Stocks (Cost $287,790,548)		351,692,008

Corporate Bonds & Notes—18.1%

Advertising—0.1%
Visant Corp.
10.000%, 10/01/17	100,000	99,625
WPP plc
6.000%, 04/04/17 (GBP)	160,000	296,013

		395,638

Agriculture—0.0%
BAT International Finance plc
3.250%, 06/07/22 (144A)	150,000	147,198

Airlines—0.6%
Air Canada
7.625%, 10/01/19 (144A) (CAD)	470,000	454,907
Delta Air Lines Pass-Through Trust
8.021%, 08/10/22	1,185,852	1,366,695
8.954%, 08/10/14	1,032,587	1,042,913
United Continental Holdings, Inc.
6.375%, 06/01/18	305,000	329,019
US Airways Pass-Through Trust
5.900%, 10/01/24	76,837	85,865
8.000%, 10/01/19	38,333	42,933

		3,322,332

Auto Manufacturers—0.4%
Ford Motor Co.
6.625%, 10/01/28	1,675,000	1,960,035
Kia Motors Corp.
3.625%, 06/14/16 (144A)	300,000	312,199

		2,272,234

Auto Parts & Equipment—0.3%
Gajah Tunggal Tbk PT
7.750%, 02/06/18 (144A) (a)	300,000	305,625
Goodyear Tire & Rubber Co. (The)
7.000%, 03/15/28	1,228,000	1,269,445

		1,575,070

Banks—2.7%
Banco de Credito e Inversiones
3.000%, 09/13/17 (144A)	600,000	609,835
Banco do Brasil S.A.
3.875%, 10/10/22	300,000	279,000
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 04/04/17 (144A) (a)	625,000	645,937
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	400,000	421,000
Banco Santander Mexico S.A.
4.125%, 11/09/22 (144A)	150,000	147,188
Banco Votorantim S.A.
6.250%, 05/16/16 (144A) (BRL)	450,000	227,060
Bank of America Corp.
4.625%, 08/07/17 (EUR)	300,000	458,923
Barclays Bank plc
3.680%, 08/20/15 (KRW)	220,000,000	209,980
BBVA Bancomer S.A.
6.750%, 09/30/22 (144A) (a)	300,000	328,500
Canara Bank
6.365%, 11/28/21 (c)	200,000	199,500
Export-Import Bank of Korea
3.000%, 05/22/18 (144A) (NOK)	1,700,000	282,378
4.000%, 11/26/15 (144A) (PHP)	8,000,000	182,157
Goldman Sachs Group, Inc. (The)
3.375%, 02/01/18 (CAD)	300,000	278,098
6.750%, 10/01/37	945,000	1,082,515
GTB Finance B.V.
6.000%, 11/08/18 (144A)	200,000	197,500
Hana Bank
4.000%, 11/03/16 (144A)	200,000	212,568
ICICI Bank, Ltd.
6.375%, 04/30/22 (144A) (a) (c)	300,000	300,000
Industrial Bank of Korea
2.375%, 07/17/17 (144A)	300,000	306,253
Itau Unibanco Holding S.A.
6.200%, 12/21/21 (144A) (a)	300,000	316,875
Macquarie Bank, Ltd.
5.000%, 02/22/17 (144A)	550,000	600,103
6.625%, 04/07/21 (144A)	500,000	565,704
Morgan Stanley
4.100%, 05/22/23	200,000	197,973
5.750%, 02/14/17 (GBP)	510,000	932,840
7.250%, 05/26/15 (AUD)	300,000	289,936
7.625%, 03/03/16 (AUD)	500,000	494,631
PKO Finance AB
4.630%, 09/26/22 (144A)	450,000	453,375

MIST-146

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc
6.000%, 12/19/23	470,000	$481,258
Societe Generale S.A.
5.000%, 01/17/24 (144A)	485,000	483,316
Standard Chartered plc
3.625%, 11/23/22 (EUR)	250,000	350,567
State Bank of India
4.125%, 08/01/17 (144A)	300,000	310,313
Turkiye Garanti Bankasi A/S
4.000%, 09/13/17 (144A) (a)	300,000	298,560
Turkiye Is Bankasi
3.875%, 11/07/17 (144A)	400,000	390,000
UniCredit S.p.A.
6.950%, 10/31/22 (EUR)	300,000	479,743
Wells Fargo & Co.
3.500%, 09/12/29 (GBP)	260,000	405,575
Woori Bank Co., Ltd.
5.875%, 04/13/21 (144A)	200,000	223,236
Yapi ve Kredi Bankasi A/S
5.250%, 12/03/18 (144A)	360,000	356,400

		13,998,797

Beverages—0.0%
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/21 (144A)	125,000	138,750

Building Materials—0.1%
Cemex Finance LLC
6.000%, 04/01/24 (144A)	265,000	265,662
Masco Corp.
6.500%, 08/15/32	30,000	30,525
7.750%, 08/01/29	200,000	223,364

		519,551

Chemicals—1.1%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	200,000	199,750
Hercules, Inc.
6.500%, 06/30/29	10,000	8,800
Incitec Pivot Finance LLC
6.000%, 12/10/19 (144A)	80,000	88,353
INEOS Group Holdings S.A.
6.125%, 08/15/18 (144A) (a)	200,000	207,500
Momentive Specialty Chemicals, Inc.
7.875%, 02/15/23 (d)	899,000	791,120
8.375%, 04/15/16 (a) (d)	2,943,000	2,810,565
9.200%, 03/15/21 (d)	1,910,000	1,785,850

		5,891,938

Coal—0.1%
Adaro Indonesia PT
7.625%, 10/22/19 (144A)	400,000	425,000

Commercial Services—0.2%
Cielo S.A. / Cielo USA, Inc.
3.750%, 11/16/22 (144A) (a)	540,000	502,875
RR Donnelley & Sons Co.
7.000%, 02/15/22	255,000	280,500

		783,375

Diversified Financial Services—0.8%
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	400,000	418,526
Jefferies Group LLC
5.125%, 01/20/23	50,000	52,551
6.250%, 01/15/36	175,000	177,306
6.450%, 06/08/27	50,000	53,451
6.875%, 04/15/21	480,000	558,932
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.375%, 10/01/17	90,000	94,387
Nomura Holdings, Inc.
2.750%, 03/19/19	485,000	482,068
Old Mutual plc
8.000%, 06/03/21 (GBP)	280,000	511,087
SLM Corp.
5.500%, 01/25/23 (a)	555,000	544,594
5.625%, 08/01/33	975,000	862,875
Springleaf Finance Corp.
7.750%, 10/01/21	165,000	182,737
8.250%, 10/01/23	65,000	72,475

		4,010,989

Electric—0.6%
AES Corp.
4.875%, 05/15/23	125,000	119,375
CEZ A/S
4.250%, 04/03/22 (144A)	400,000	406,660
Dubai Electricity & Water Authority
6.375%, 10/21/16 (144A)	200,000	220,750
8.500%, 04/22/15 (144A)	300,000	320,640
E.CL S.A.
5.625%, 01/15/21 (144A)	250,000	267,104
Emgesa S.A. E.S.P
8.750%, 01/25/21 (144A) (COP)	1,210,000,000	650,425
Empresas Publicas de Medellin E.S.P.
8.375%, 02/01/21 (144A) (COP)	1,610,000,000	851,154

		2,836,108

Engineering & Construction—0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/22 (144A)	389,160	403,754
Sydney Airport Finance Co. Pty., Ltd.
5.125%, 02/22/21 (144A)	140,000	151,543

		555,297

MIST-147

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.6%
BRF S.A.
3.950%, 05/22/23 (144A) (a)	1,085,000	$968,363
5.875%, 06/06/22 (144A) (a)	200,000	207,000
7.750%, 05/22/18 (144A) (BRL)	480,000	174,209
Cosan Luxembourg S.A.
5.000%, 03/14/23 (144A) (a)	200,000	188,000
SUPERVALU, Inc.
6.750%, 06/01/21 (a)	1,415,000	1,434,456

		2,972,028

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/22	400,000	401,925
Fibria Overseas Finance, Ltd.
6.750%, 03/03/21 (144A)	150,000	165,000
Inversiones CMPC S.A.
4.375%, 05/15/23 (144A) (a)	400,000	386,848

		953,773

Gas—0.0%
China Resources Gas Group, Ltd.
4.500%, 04/05/22 (144A)	200,000	198,747

Healthcare-Services—1.7%
HCA, Inc.
7.050%, 12/01/27	80,000	79,500
7.500%, 11/06/33	5,060,000	5,186,500
7.580%, 09/15/25	375,000	395,625
7.690%, 06/15/25	755,000	805,962
7.750%, 07/15/36	1,420,000	1,448,400
Tenet Healthcare Corp.
6.875%, 11/15/31	910,000	819,000

		8,734,987

Holding Companies-Diversified—0.2%
Alfa S.A.B. de C.V.
5.250%, 03/25/24 (144A) (a)	425,000	435,625
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/17 (144A)	200,000	210,113
Noble Group, Ltd.
6.750%, 01/29/20 (144A)	300,000	324,000

		969,738

Home Builders—0.1%
K. Hovnanian Enterprises, Inc.
5.000%, 11/01/21	700,000	626,500
KB Home
4.750%, 05/15/19	100,000	100,750

		727,250

Home Furnishings—0.1%
Arcelik A/S
5.000%, 04/03/23 (144A)	300,000	262,500

Household Products/Wares—0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.750%, 10/15/20	900,000	942,750
8.250%, 02/15/21 (a)	1,150,000	1,254,938

		2,197,688

Insurance—0.2%
Forethought Financial Group, Inc.
8.625%, 04/15/21 (144A)	820,000	925,747

Internet—0.1%
Baidu, Inc.
3.250%, 08/06/18	600,000	612,641

Iron/Steel—0.6%
ArcelorMittal 7.250%, 03/01/41	540,000	542,025
CSN Resources S.A. 6.500%, 07/21/20 (144A)	100,000	102,000
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A)	400,000	444,000
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	419,499
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	300,000	276,000
United States Steel Corp. 7.500%, 03/15/22 (a)	290,000	311,750
Vale Overseas, Ltd. 6.875%, 11/21/36	585,000	623,304
Vale S.A. 5.625%, 09/11/42 (a)	525,000	491,092

		3,209,670

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	71,825

Media—0.4%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	325,000	351,000
Columbus International, Inc. 7.375%, 03/30/21 (144A)	200,000	205,750
Dex Media, Inc. 14.000%, 01/29/17 (e)	5,337	3,162
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	370,359
Myriad International Holding B.V. 6.000%, 07/18/20 (144A)	200,000	217,000
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	255,093
Time Warner Cable, Inc. 5.250%, 07/15/42 (GBP)	305,000	509,166
VTR Finance BV 6.875%, 01/15/24 (144A)	200,000	208,000

		2,119,530

MIST-148

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.3%
Anglo American Capital plc 2.625%, 09/27/17 (144A)	250,000	$253,833
AngloGold Ashanti Holdings plc 5.125%, 08/01/22 (a)	285,000	265,728
Corp. Nacional del Cobre de Chile 4.500%, 08/13/23 (144A) (a)	650,000	669,791
Hecla Mining Co. 6.875%, 05/01/21	320,000	310,400
Vedanta Resources plc 6.000%, 01/31/19 (144A) (a)	255,000	255,000

		1,754,752

Multi-National—0.2%
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	574,060
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	486,478

		1,060,538

Oil & Gas—1.4%
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	500,000	452,364
Ecopetrol S.A. 5.875%, 09/18/23 (a)	740,000	808,450
Halcon Resources Corp. 8.875%, 05/15/21	185,000	191,938
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	208,420
NGC Corp. Capital Trust I 8.316%, 06/01/27 (f)	520,000	0
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	180,000	186,750
Pacific Rubiales Energy Corp.
5.125%, 03/28/23 (144A)	570,000	554,325
5.375%, 01/26/19 (144A)	500,000	518,750
Pertamina Persero PT 4.300%, 05/20/23 (144A)	1,115,000	1,004,894
Petrobras Global Finance B.V.
3.000%, 01/15/19	400,000	378,024
4.375%, 05/20/23 (a)	1,080,000	988,223
7.250%, 03/17/44	500,000	513,263
Petrobras International Finance Co. 6.250%, 12/14/26 (GBP)	200,000	324,091
Petroleos Mexicanos 3.500%, 07/18/18	210,000	217,875
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	523,615
Rosetta Resources, Inc. 5.625%, 05/01/21	245,000	250,512
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	325,156

		7,446,650

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	165,000	178,200

Pipelines—0.1%
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	351,565	337,502

Real Estate Investment Trusts—0.0%
iStar Financial, Inc.
3.875%, 07/01/16	20,000	20,600
4.875%, 07/01/18	70,000	71,750

		92,350

Retail—1.0%
J.C. Penney Corp., Inc. 7.625%, 03/01/97 (a)	175,000	131,250
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	430,000	445,185
New Albertsons, Inc. 7.450%, 08/01/29 (a)	5,470,000	4,403,350
Parkson Retail Group, Ltd. 4.500%, 05/03/18	200,000	182,242
Toys “R” Us, Inc. 7.375%, 10/15/18	100,000	80,000

		5,242,027

Software—0.2%
First Data Corp. 10.625%, 06/15/21	675,000	759,375

Telecommunications—3.0%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	52,525
Altice Financing S.A. 7.875%, 12/15/19 (144A) (a)	200,000	218,500
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A)	500,000	496,875
British Telecommunications plc 5.750%, 12/07/28 (GBP)	540,000	1,015,496
CenturyLink, Inc.
6.875%, 01/15/28	45,000	43,200
7.600%, 09/15/39	475,000	451,844
7.650%, 03/15/42	185,000	174,594
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	245,000
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	217,000
Level 3 Financing, Inc. 7.000%, 06/01/20	380,000	411,825
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A) (a)	225,000	219,937
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	119,326
Philippine Long Distance Telephone Co. 8.350%, 03/06/17	95,000	110,319

MIST-149

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	$1,426,937
SoftBank Corp. 4.500%, 04/15/20 (144A)	800,000	796,000
Sprint Capital Corp.
6.875%, 11/15/28	1,250,000	1,212,500
8.750%, 03/15/32	350,000	385,000
Sprint Communications, Inc.
7.000%, 08/15/20	1,500,000	1,635,000
9.000%, 11/15/18 (144A)	2,500,000	3,056,250
11.500%, 11/15/21	2,000,000	2,660,000
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	326,375
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	204,303

		15,478,806

Transportation—0.2%
Jack Cooper Holdings Corp. 9.250%, 06/01/20 (144A)	360,000	392,400
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A)	555,000	510,328

		902,728

Total Corporate Bonds & Notes (Cost $87,973,493)		94,081,329

Foreign Government—8.6%

Regional Government—0.2%
Autonomous Community of Madrid Spain 4.300%, 09/15/26 (EUR)	350,000	498,855
New South Wales Treasury Corp. 6.000%, 02/01/18 (AUD)	845,000	855,337

		1,354,192

Sovereign—8.4%
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/23 (144A)	500,000	522,500
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	2,900,000	982,232
Brazil Notas do Tesouro Nacional
6.000%, 05/15/15 (BRL)	715,000	769,121
10.000%, 01/01/19 (BRL)	1,000,000	402,123
10.000%, 01/01/21 (BRL)	1,635,000	638,003
Brazilian Government International Bonds
8.500%, 01/05/24 (BRL) (a)	350,000	144,612
10.250%, 01/10/28 (BRL) (a)	1,000,000	458,352
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	705,000	1,066,394
Canadian Government Bonds
1.000%, 08/01/16 (CAD)	205,000	184,902
3.000%, 12/01/15 (CAD)	750,000	700,136

Sovereign—(Continued)
Chile Government International Bond 5.500%, 08/05/20 (CLP)	130,000,000	238,368
Costa Rica Government International Bond 4.375%, 04/30/25 (144A) (a)	400,000	358,000
Croatia Government International Bond 6.000%, 01/26/24 (144A)	400,000	416,000
European Financial Stability Facility 1.625%, 07/17/20 (EUR)	1,375,000	1,924,008
Finland Government Bond 1.500%, 04/15/23 (144A) (EUR)	625,000	846,145
Hungary Government International Bonds
5.375%, 03/25/24	540,000	541,080
5.750%, 11/22/23	410,000	423,325
7.625%, 03/29/41	220,000	253,550
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	541,875
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	5,300,000,000	375,619
8.375%, 03/15/24 (IDR)	5,900,000,000	533,649
11.500%, 09/15/19 (IDR)	2,901,000,000	297,506
Italy Buoni Poliennali Del Tesoro
4.000%, 02/01/37 (EUR)	380,000	530,808
4.500%, 08/01/18 (EUR)	1,040,000	1,598,881
4.750%, 08/01/23 (144A) (EUR)	630,000	979,620
5.000%, 03/01/22 (EUR)	855,000	1,353,869
Korea Treasury Bonds
2.750%, 09/10/17 (KRW)	1,200,000,000	1,118,420
4.000%, 03/10/16 (KRW)	345,000,000	331,377
Malaysia Government Bonds
3.434%, 08/15/14 (MYR)	1,600,000	490,694
4.012%, 09/15/17 (MYR)	2,495,000	774,769
Mexican Bonos
6.500%, 06/10/21 (MXN)	11,200,000	894,701
6.500%, 06/09/22 (MXN)	10,420,000	822,507
7.750%, 12/14/17 (MXN)	13,230,000	1,116,608
8.000%, 12/07/23 (MXN)	11,500,000	996,868
8.500%, 12/13/18 (MXN)	28,850,000	2,521,508
New Zealand Government Bonds
3.000%, 09/20/30 (NZD)	1,195,000	1,051,299
5.000%, 03/15/19 (NZD)	1,015,000	911,689
Norwegian Government Bonds
2.000%, 05/24/23 (NOK)	7,237,000	1,128,855
4.250%, 05/19/17 (NOK)	760,000	136,593
4.500%, 05/22/19 (NOK)	4,280,000	794,774
Philippine Government International Bond 4.950%, 01/15/21 (PHP)	30,000,000	690,712
Poland Government Bonds
4.000%, 10/25/23 (PLN)	2,965,000	962,904
4.750%, 04/25/17 (PLN)	1,000,000	344,864
Poland Government International Bond 3.000%, 03/17/23	1,360,000	1,271,600
Romania Government Bonds 5.850%, 04/26/23 (RON)	1,010,000	323,930
Singapore Government Bonds
2.250%, 06/01/21 (SGD)	570,000	454,992
2.500%, 06/01/19 (SGD)	1,075,000	895,737
3.250%, 09/01/20 (SGD)	1,760,000	1,506,316

MIST-150

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
South Africa Government Bond 7.750%, 02/28/23 (ZAR)	4,750,000	$435,766
South Africa Government International Bond 5.875%, 09/16/25 (a)	200,000	215,000
Spain Government Bonds
4.200%, 01/31/37 (EUR)	355,000	500,676
4.300%, 10/31/19 (EUR)	875,000	1,350,157
4.400%, 10/31/23 (144A) (EUR)	330,000	500,282
Sweden Government Bonds
4.500%, 08/12/15 (SEK)	6,080,000	988,292
5.000%, 12/01/20 (SEK)	2,650,000	492,990
Turkey Government International Bonds
3.250%, 03/23/23	880,000	769,560
5.750%, 03/22/24	485,000	501,732
United Kingdom Gilt
1.000%, 09/07/17 (GBP)	305,000	502,135
2.000%, 01/22/16 (GBP)	350,000	596,935

		43,475,920

Total Foreign Government (Cost $44,621,774)		44,830,112

Convertible Bonds—2.2%

Auto Manufacturers—0.5%
Ford Motor Co. 4.250%, 11/15/16 (a)	1,305,000	2,362,866

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (a)	20,000	23,175

Home Builders—0.0%
KB Home 1.375%, 02/01/19	55,000	56,513

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,875,000	2,332,031

Iron/Steel—0.0%
United States Steel Corp. 2.750%, 04/01/19	95,000	123,084

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	71,494

Oil & Gas—0.0%
Chesapeake Energy Corp.
2.500%, 05/15/37	50,000	50,875
2.750%, 11/15/35	60,000	62,513

		113,388

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 12/15/25	365,000	827,637

Semiconductors—0.7%
Intel Corp. 3.250%, 08/01/39 (a)	2,670,000	3,732,994

Telecommunications—0.3%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	160,928
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A) (g)	1,015,000	1,539,628

		1,700,556

Total Convertible Bonds (Cost $7,631,000)		11,343,738

U.S. Treasury & Government Agencies—0.8%

U.S. Treasury—0.8%
U.S. Treasury Notes
0.250%, 10/31/15 (a)	3,875,000	3,874,093
1.500%, 12/31/18 (a)	240,000	238,200

Total U.S. Treasury & Government Agencies (Cost $4,111,270)		4,112,293

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,329,706)	1,330,000	947,505

Preferred Stock—0.2%

Banks—0.2%
Ally Financial, Inc. , 7.000% (144A) (Cost $211,643)	906	894,845

Floating Rate Loans (c)—0.1%

Multi-Utilities—0.0%
PowerTeam Services LLC
1st Lien Term Loan, 4.250%, 05/06/20	233,238	232,654
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	59,625
Delayed Draw Term Loan, 3.679%, 05/06/20 (h)	29,700	29,626

		321,905

Telecommunications—0.1%
FairPoint Communications, Inc. Term Loan, 7.500%, 02/14/19	450,450	465,452

Total Floating Rate Loans (Cost $772,302)		787,357

MIST-151

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Preferred Stocks—0.0%

Security Description	Shares/Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49 (a)	694	$67,249
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	20	22,362

		89,611

Real Estate Investment Trusts—0.0%
Weyerhaeuser Co. 6.375%, 07/01/16 (a)	2,829	154,463

Total Convertible Preferred Stocks (Cost $219,961)		244,074

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
GS Mortgage Securities Trust 5.819%, 08/10/45 (c)	40,000	41,303

Total Mortgage-Backed Securities (Cost $38,364)		41,303

Short-Term Investments—11.0%

Mutual Fund—9.6%
State Street Navigator Securities Lending MET Portfolio (i)	49,668,576	49,668,576

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $7,087,000 on 04/01/14, collateralized by $7,230,000 U.S. Government Agency obligations at 0.625%, maturity dates ranging from 08/15/16 - 08/26/16, and an aggregate market value of $7,229,363.	7,087,000	7,087,000

Total Short-Term Investments (Cost $56,755,576)		56,755,576

Total Investments—108.9% (Cost $491,455,637)		565,730,140
Unfunded Loan Commitments—(0.0)% (Cost $(16,950))		(16,950)

Net Investments—108.9% (Cost $491,438,687) (j)		565,713,190
Other assets and liabilities (net)—(8.9)%		(46,263,116)

Net Assets—100.0%		$519,450,074

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $48,773,269 and the collateral received consisted of cash in the amount of $49,668,576. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Illiquid security. As of March 31, 2014, these securities represent 1.0% of net assets.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $1,539,628, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	As of March 31, 2014, the aggregate cost of investments was $491,438,687. The aggregate unrealized appreciation and depreciation of investments were $82,361,210 and $(8,086,707), respectively, resulting in net unrealized appreciation of $74,274,503.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $43,462,006, which is 8.4% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

MIST-152

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Level 3 Communications, Inc.	06/22/09	$1,015,000	$1,011,005	$1,539,628

Countries Diversification as of March 31, 2014	% of Net Assets
United States	53.5
United Kingdom	7.2
Germany	4.3
Japan	3.2
Switzerland	3.1
Mexico	2.7
Ireland	2.2
Italy	2.0
Canada	1.9
Sweden	1.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	850,000	Credit Suisse International	06/05/14	$767,621	$90
EUR	5,795,000	Barclays Bank plc	06/18/14	8,034,883	(52,335)
GBP	580,000	Credit Suisse International	06/11/14	965,920	520
JPY	954,000,000	Credit Suisse International	06/18/14	9,326,152	(79,563)

Contracts to Deliver
AUD	1,695,000	Credit Suisse International	06/18/14	1,512,364	(51,336)
BRL	3,880,000	Credit Suisse International	06/06/14	1,619,771	(61,353)
CAD	1,020,000	Credit Suisse International	06/05/14	908,291	(12,962)
CAD	850,000	Credit Suisse International	06/05/14	761,001	(6,710)
NZD	1,195,000	Barclays Bank plc	06/18/14	1,018,092	(12,555)
NZD	1,035,000	Barclays Bank plc	06/18/14	881,779	(10,873)

Net Unrealized Depreciation					$(287,077)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(NZD)—	New Zealand Dollar

MIST-153

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,693,032	$—	$—	$18,693,032
Automobiles	779,854	—	—	779,854
Banks	13,745,132	12,556,627	—	26,301,759
Beverages	7,504,756	22,458,037	—	29,962,793
Biotechnology	5,831,069	—	—	5,831,069
Capital Markets	7,260,193	—	—	7,260,193
Chemicals	10,519,568	—	—	10,519,568
Communications Equipment	3,854,835	—	—	3,854,835
Construction Materials	—	2,164,053	—	2,164,053
Consumer Finance	8,112,513	—	—	8,112,513
Energy Equipment & Services	18,746,554	—	—	18,746,554
Health Care Equipment & Supplies	5,935,523	—	—	5,935,523
Health Care Providers & Services	5,063,374	—	—	5,063,374
Hotels, Restaurants & Leisure	8,335,991	—	—	8,335,991
Insurance	5,698,427	10,747,470	—	16,445,897
Internet & Catalog Retail	11,762,762	—	—	11,762,762
Internet Software & Services	19,427,403	—	—	19,427,403
IT Services	7,023,587	4,684,134	—	11,707,721
Machinery	6,542,685	7,038,921	—	13,581,606
Multiline Retail	4,720,472	—	—	4,720,472
Oil, Gas & Consumable Fuels	11,867,726	—	—	11,867,726
Personal Products	—	5,528,629	—	5,528,629
Pharmaceuticals	6,119,985	26,401,498	—	32,521,483
Road & Rail	7,116,233	—	—	7,116,233
Semiconductors & Semiconductor Equipment	6,506,181	—	—	6,506,181
Software	4,996,131	—	—	4,996,131
Specialty Retail	21,121,800	—	—	21,121,800
Technology Hardware, Storage & Peripherals	5,727,553	—	—	5,727,553
Textiles, Apparel & Luxury Goods	—	12,580,084	—	12,580,084
Trading Companies & Distributors	7,014,600	7,504,616	—	14,519,216
Total Common Stocks	240,027,939	111,664,069	—	351,692,008
Corporate Bonds & Notes
Advertising	—	395,638	—	395,638
Agriculture	—	147,198	—	147,198
Airlines	—	3,322,332	—	3,322,332
Auto Manufacturers	—	2,272,234	—	2,272,234
Auto Parts & Equipment	—	1,575,070	—	1,575,070
Banks	—	13,998,797	—	13,998,797

MIST-154

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$—	$138,750	$—	$138,750
Building Materials	—	519,551	—	519,551
Chemicals	—	5,891,938	—	5,891,938
Coal	—	425,000	—	425,000
Commercial Services	—	783,375	—	783,375
Diversified Financial Services	—	4,010,989	—	4,010,989
Electric	—	2,836,108	—	2,836,108
Engineering & Construction	—	555,297	—	555,297
Food	—	2,972,028	—	2,972,028
Forest Products & Paper	—	953,773	—	953,773
Gas	—	198,747	—	198,747
Healthcare-Services	—	8,734,987	—	8,734,987
Holding Companies-Diversified	—	969,738	—	969,738
Home Builders	—	727,250	—	727,250
Home Furnishings	—	262,500	—	262,500
Household Products/Wares	—	2,197,688	—	2,197,688
Insurance	—	925,747	—	925,747
Internet	—	612,641	—	612,641
Iron/Steel	—	3,209,670	—	3,209,670
Machinery-Diversified	—	71,825	—	71,825
Media	—	2,119,530	—	2,119,530
Mining	—	1,754,752	—	1,754,752
Multi-National	—	1,060,538	—	1,060,538
Oil & Gas	—	7,446,650	0	7,446,650
Pharmaceuticals	—	178,200	—	178,200
Pipelines	—	337,502	—	337,502
Real Estate Investment Trusts	—	92,350	—	92,350
Retail	—	5,242,027	—	5,242,027
Software	—	759,375	—	759,375
Telecommunications	—	15,478,806	—	15,478,806
Transportation	—	902,728	—	902,728
Total Corporate Bonds & Notes	—	94,081,329	0	94,081,329
Total Foreign Government*	—	44,830,112	—	44,830,112
Total Convertible Bonds*	—	11,343,738	—	11,343,738
Total U.S. Treasury & Government Agencies*	—	4,112,293	—	4,112,293
Total Municipals	—	947,505	—	947,505
Total Preferred Stock*	—	894,845	—	894,845
Total Floating Rate Loans* (Less Unfunded Loan Commitments)	—	770,407	—	770,407
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	89,611	—	89,611
Real Estate Investment Trusts	154,463	—	—	154,463
Total Convertible Preferred Stocks	154,463	89,611	—	244,074
Total Mortgage-Backed Securities*	—	41,303	—	41,303
Short-Term Investments
Mutual Fund	49,668,576	—	—	49,668,576
Repurchase Agreement	—	7,087,000	—	7,087,000
Total Short-Term Investments	49,668,576	7,087,000	—	56,755,576
Total Net Investments	$289,850,978	$275,862,212	$0	$565,713,190

Collateral for securities loaned (Liability)	$—	$(49,668,576)	$—	$(49,668,576)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$610	$—	$610
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(287,687)	—	(287,687)
Total Forward Contracts	$—	$(287,077)	$—	$(287,077)

*	See Schedule of Investments for additional detailed categorizations.

MIST-155

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Transfers from Level 2 to Level 1 in the amount of $3,951,776 were due to the discontinuation of a systematic fair valuation model factor.

As of March 31, 2014, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2013 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2014 have not been presented.

MIST-156

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—78.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.7%
Accudyne Industries Borrower / Accudyne Industries LLC
7.750%, 12/15/20 (144A) (a)	3,750,000	$4,040,625
BE Aerospace, Inc.
5.250%, 04/01/22	7,297,000	7,506,789
Esterline Technologies Corp.
7.000%, 08/01/20	2,100,000	2,273,250
GenCorp, Inc.
7.125%, 03/15/21	3,250,000	3,522,187
Spirit Aerosystems, Inc.
6.750%, 12/15/20	4,500,000	4,826,250
Triumph Group, Inc.
4.875%, 04/01/21 (a)	3,000,000	2,955,000

		25,124,101

Agriculture—0.2%
American Rock Salt Co. LLC / American Rock Capital Corp.
8.250%, 05/01/18 (144A) (b)	3,450,000	3,596,625

Airlines—0.2%
UAL Pass-Through Trust
6.636%, 07/02/22	1,695,957	1,874,032
United Continental Holdings, Inc.
6.000%, 07/15/28	2,000,000	1,835,000

		3,709,032

Apparel—0.3%
Levi Strauss & Co.
6.875%, 05/01/22	1,000,000	1,097,500
Perry Ellis International, Inc.
7.875%, 04/01/19 (c)	2,050,000	2,147,375
William Carter Co. (The)
5.250%, 08/15/21 (144A)	1,300,000	1,337,375

		4,582,250

Auto Manufacturers—0.5%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.250%, 06/15/21 (144A)	3,800,000	4,298,750
Jaguar Land Rover Automotive plc
5.625%, 02/01/23 (144A) (a)	1,500,000	1,563,750
Oshkosh Corp.
5.375%, 03/01/22 (144A)	2,000,000	2,035,000

		7,897,500

Auto Parts & Equipment—0.9%
Accuride Corp.
9.500%, 08/01/18 (a)	1,250,000	1,281,250
Dana Holding Corp.
5.375%, 09/15/21 (a)	3,300,000	3,432,000
International Automotive Components Group S.A.
9.125%, 06/01/18 (144A) (a)	2,000,000	2,110,000

Auto Parts & Equipment—(Continued)
Lear Corp.
5.375%, 03/15/24 (a)	1,900,000	1,933,250
Stanadyne Corp.
10.000%, 08/15/14	1,500,000	1,494,375
Stanadyne Holdings, Inc.
12.000%, 02/15/15 (c) (d)	2,000,000	1,510,000
Tenneco, Inc.
6.875%, 12/15/20	1,250,000	1,371,875

		13,132,750

Banks—2.6%
Bank of America Corp.
4.000%, 04/01/24	1,750,000	1,747,940
CIT Group, Inc.
5.000%, 08/15/22	8,000,000	8,300,000
HBOS plc
6.750%, 05/21/18 (144A)	1,500,000	1,699,413
JPMorgan Chase & Co.
6.750%, 02/01/24 (a) (e)	3,000,000	3,157,500
LBG Capital No.1 plc
8.000%, 06/15/20 (144A) (e)	1,400,000	1,502,900
M&T Bank Corp.
6.450%, 02/15/24 (e)	1,450,000	1,504,375
Nordea Bank AB
4.250%, 09/21/22 (144A)	1,700,000	1,715,108
Provident Funding Associates L.P. / PFG Finance Corp.
6.750%, 06/15/21 (144A) (a)	1,875,000	1,875,000
Regions Bank
6.450%, 06/26/37 (a)	4,000,000	4,378,340
7.500%, 05/15/18	1,950,000	2,301,370
Royal Bank of Scotland Group plc
6.125%, 12/15/22	1,000,000	1,047,277
7.640%, 09/30/17 (a) (e)	2,000,000	2,030,000
SVB Financial Group
5.375%, 09/15/20 (a)	2,150,000	2,385,956
Synovus Financial Corp.
7.875%, 02/15/19	1,500,000	1,702,500
Wachovia Capital Trust III
5.570%, 06/02/14 (e)	3,143,000	3,021,209

		38,368,888

Beverages—0.2%
Constellation Brands, Inc.
4.250%, 05/01/23	2,500,000	2,443,750

Biotechnology—0.2%
STHI Holding Corp.
8.000%, 03/15/18 (144A)	3,500,000	3,710,000

Building Materials—0.6%
Louisiana-Pacific Corp.
7.500%, 06/01/20	1,500,000	1,661,250
Masco Corp.
7.125%, 03/15/20	3,000,000	3,465,000

MIST-157

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Owens Corning
4.200%, 12/15/22	1,875,000	$1,859,479
9.000%, 06/15/19	1,625,000	2,013,100

		8,998,829

Chemicals—2.5%
Ashland, Inc.
4.750%, 08/15/22	1,000,000	981,250
Axiall Corp.
4.875%, 05/15/23 (144A) (a)	3,900,000	3,826,875
Braskem Finance, Ltd.
6.450%, 02/03/24 (a)	450,000	460,688
Chemtura Corp.
5.750%, 07/15/21	2,500,000	2,593,750
Eagle Spinco, Inc.
4.625%, 02/15/21 (144A) (a)	4,400,000	4,350,500
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	2,200,000	2,288,000
Huntsman International LLC
8.625%, 03/15/20	3,500,000	3,841,250
Ineos Finance plc
7.500%, 05/01/20 (144A) (a)	1,350,000	1,481,625
Methanex Corp.
5.250%, 03/01/22	1,875,000	2,030,246
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	4,000,000	4,897,032
Nufarm Australia, Ltd.
6.375%, 10/15/19 (144A)	2,200,000	2,277,000
PetroLogistics L.P. / PetroLogistics Finance Corp.
6.250%, 04/01/20	950,000	952,375
Phibro Animal Health Corp.
9.250%, 07/01/18 (144A) (b)	4,225,000	4,499,625
Rockwood Specialties Group, Inc.
4.625%, 10/15/20	1,750,000	1,806,875
TPC Group, Inc.
8.750%, 12/15/20 (144A)	1,390,000	1,523,787

		37,810,878

Coal—0.2%
Arch Coal, Inc.
7.250%, 06/15/21 (a)	1,500,000	1,132,500
8.000%, 01/15/19 (144A) (a)	1,150,000	1,150,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
6.375%, 03/15/24	330,000	338,250

		2,620,750

Commercial Services—2.9%
Alliance Data Systems Corp.
6.375%, 04/01/20 (144A)	8,500,000	9,052,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.500%, 04/01/23 (a)	2,000,000	2,015,000

Commercial Services—(Continued)
Ceridian Corp.
11.250%, 11/15/15	2,325,000	2,342,438
FTI Consulting, Inc.
6.000%, 11/15/22	2,000,000	2,040,000
6.750%, 10/01/20 (a)	1,000,000	1,077,500
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/19 (a)	2,300,000	2,409,250
Hertz Corp. (The)
5.875%, 10/15/20	3,500,000	3,731,885
Iron Mountain, Inc.
5.750%, 08/15/24	3,500,000	3,408,125
NES Rentals Holdings, Inc.
7.875%, 05/01/18 (144A)	1,400,000	1,498,000
Sotheby’s
5.250%, 10/01/22 (144A)	3,800,000	3,714,500
Truven Health Analytics, Inc.
10.625%, 06/01/20	3,300,000	3,745,500
United Rentals North America, Inc.
5.750%, 11/15/24	1,700,000	1,712,750
6.125%, 06/15/23 (a)	2,000,000	2,120,000
7.625%, 04/15/22	2,000,000	2,242,500
8.250%, 02/01/21	2,375,000	2,657,031

		43,766,979

Computers—1.1%
Compiler Finance Sub, Inc.
7.000%, 05/01/21 (144A)	2,000,000	2,015,000
iGATE Corp.
4.750%, 04/15/19 (144A)	780,000	782,925
NCR Escrow Corp.
6.375%, 12/15/23 (144A)	2,250,000	2,390,625
SRA International, Inc.
11.000%, 10/01/19 (a)	3,550,000	3,736,375
SunGard Availability Services Capital, Inc.
8.750%, 04/01/22 (144A) (a)	1,400,000	1,401,750
SunGard Data Systems, Inc.
6.625%, 11/01/19	3,750,000	3,965,625
7.625%, 11/15/20	1,450,000	1,589,563

		15,881,863

Cosmetics/Personal Care—0.5%
Avon Products, Inc.
4.600%, 03/15/20	2,050,000	2,083,932
Elizabeth Arden, Inc.
7.375%, 03/15/21	4,500,000	4,837,500

		6,921,432

Distribution/Wholesale—0.2%
HD Supply, Inc.
7.500%, 07/15/20	1,450,000	1,582,313
LKQ Corp.
4.750%, 05/15/23 (144A)	1,650,000	1,563,375

		3,145,688

MIST-158

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—3.8%
Affiliated Managers Group, Inc.
4.250%, 02/15/24	3,000,000	$3,018,042
Affinion Investments LLC
13.500%, 08/15/18 (144A) (b)	1,000,000	1,015,000
Air Lease Corp.
3.875%, 04/01/21	1,700,000	1,700,000
4.750%, 03/01/20	1,500,000	1,590,000
Cantor Fitzgerald L.P.
7.875%, 10/15/19 (144A)	2,550,000	2,695,860
Discover Financial Services
3.850%, 11/21/22	2,826,000	2,774,072
International Lease Finance Corp.
6.250%, 05/15/19 (a)	2,000,000	2,205,000
8.250%, 12/15/20 (a)	1,000,000	1,209,490
8.750%, 03/15/17	4,000,000	4,695,000
Legg Mason, Inc.
5.500%, 05/21/19	2,000,000	2,208,958
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	2,500,000	2,772,525
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.500%, 07/01/21 (a)	4,200,000	3,958,500
6.500%, 06/01/22	2,250,000	2,086,875
7.875%, 10/01/20	2,500,000	2,525,000
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.625%, 03/15/20 (144A) (a)	700,000	735,000
5.875%, 03/15/22 (144A)	4,500,000	4,792,500
Nuveen Investments, Inc.
9.125%, 10/15/17 (144A)	4,500,000	4,758,750
9.500%, 10/15/20 (144A) (a)	2,500,000	2,662,500
Raymond James Financial, Inc.
8.600%, 08/15/19 (a)	4,075,000	5,155,914
SLM Corp.
5.500%, 01/15/19	2,400,000	2,538,000
8.450%, 06/15/18	1,700,000	2,001,750

		57,098,736

Electric—1.1%
AES Corp.
4.875%, 05/15/23 (a)	1,200,000	1,146,000
Black Hills Corp.
5.875%, 07/15/20	2,000,000	2,291,018
DPL, Inc.
7.250%, 10/15/21	2,650,000	2,736,125
Duquesne Light Holdings, Inc.
6.400%, 09/15/20 (144A)	5,000,000	5,820,735
GenOn Americas Generation LLC
9.125%, 05/01/31 (a)	1,000,000	942,500
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	3,175,000	3,389,313

		16,325,691

Electrical Components & Equipment—0.7%
Anixter, Inc.
5.625%, 05/01/19	2,125,000	2,263,125

Electrical Components & Equipment—(Continued)
Artesyn Escrow, Inc.
9.750%, 10/15/20 (144A)	2,250,000	2,126,250
Belden, Inc.
5.500%, 09/01/22 (144A)	2,500,000	2,531,250
WESCO Distribution, Inc.
5.375%, 12/15/21 (144A)	2,950,000	3,016,375

		9,937,000

Electronics—0.1%
Stoneridge, Inc.
9.500%, 10/15/17 (144A)	1,725,000	1,860,844

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	2,042,124	2,237,810

Engineering & Construction—0.5%
Dycom Investments, Inc.
7.125%, 01/15/21	4,375,000	4,719,531
MasTec, Inc.
4.875%, 03/15/23	2,400,000	2,352,000

		7,071,531

Entertainment—1.7%
CCM Merger, Inc.
9.125%, 05/01/19 (144A) (a)	1,500,000	1,597,500
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.250%, 03/15/21	1,700,000	1,721,250
Graton Economic Development Authority
9.625%, 09/01/19 (144A) (b)	3,755,000	4,290,088
Mohegan Tribal Gaming Authority
9.750%, 09/01/21 (a)	1,325,000	1,477,375
MU Finance plc
8.375%, 02/01/17 (144A) (b)	2,568,511	2,684,094
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.375%, 02/15/18 (144A)	2,200,000	2,376,000
Pinnacle Entertainment, Inc.
7.750%, 04/01/22 (a)	1,500,000	1,616,250
PNK Finance Corp.
6.375%, 08/01/21 (144A)	2,300,000	2,392,000
Regal Entertainment Group
5.750%, 03/15/22 (a)	1,500,000	1,545,000
River Rock Entertainment Authority (The)
9.000%, 11/01/18	1,397,000	963,930
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
9.500%, 06/15/19 (144A) (b)	2,140,000	2,345,975
Speedway Motorsports, Inc.
6.750%, 02/01/19	1,600,000	1,700,000
WMG Acquisition Corp.
11.500%, 10/01/18	1,000,000	1,136,500

		25,845,962

MIST-159

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.3%
Clean Harbors, Inc.
5.250%, 08/01/20	2,000,000	$2,060,000
Covanta Holding Corp.
5.875%, 03/01/24	2,750,000	2,793,412

		4,853,412

Food—1.3%
B&G Foods, Inc.
4.625%, 06/01/21 (a)	4,250,000	4,202,188
Big Heart Pet Brands
7.625%, 02/15/19	1,385,000	1,442,997
Cencosud S.A.
4.875%, 01/20/23 (144A) (a)	900,000	870,586
Diamond Foods, Inc.
7.000%, 03/15/19 (144A)	2,000,000	2,070,000
Ingles Markets, Inc.
5.750%, 06/15/23	1,000,000	1,000,000
Land O’ Lakes, Inc.
6.000%, 11/15/22 (144A) (a)	1,750,000	1,855,000
Post Holdings, Inc.
7.375%, 02/15/22	1,250,000	1,343,750
Shearer’s Foods LLC / Chip Fin Corp.
9.000%, 11/01/19 (144A)	1,850,000	2,021,125
U.S. Foods, Inc.
8.500%, 06/30/19	4,500,000	4,869,000

		19,674,646

Forest Products & Paper—0.1%
Millar Western Forest Products, Ltd.
8.500%, 04/01/21	2,000,000	2,105,000

Gas—0.5%
LBC Tank Terminals Holding Netherlands B.V.
6.875%, 05/15/23 (144A)	1,350,000	1,441,125
National Fuel Gas Co.
6.500%, 04/15/18	5,000,000	5,735,530

		7,176,655

Hand/Machine Tools—0.3%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/19 (144A)	3,500,000	3,867,500
Milacron LLC / Mcron Finance Corp.
7.750%, 02/15/21 (144A)	1,100,000	1,188,000

		5,055,500

Healthcare-Products—0.4%
Biomet, Inc.
6.500%, 08/01/20	2,650,000	2,854,050
Mallinckrodt International Finance S.A.
4.750%, 04/15/23 (144A) (a)	3,000,000	2,857,500

		5,711,550

Healthcare-Services—3.7%
Amsurg Corp.
5.625%, 11/30/20 (a)	2,365,000	2,459,600
Centene Corp.
5.750%, 06/01/17 (a)	3,250,000	3,534,375
CHS/Community Health Systems, Inc.
5.125%, 08/01/21 (144A)	750,000	768,750
6.875%, 02/01/22 (144A) (a)	2,600,000	2,717,000
8.000%, 11/15/19	7,500,000	8,240,625
DaVita HealthCare Partners, Inc.
5.750%, 08/15/22	4,500,000	4,786,875
HCA Holdings, Inc.
6.250%, 02/15/21	1,400,000	1,498,700
7.750%, 05/15/21	6,150,000	6,780,375
HCA, Inc.
5.000%, 03/15/24	1,200,000	1,202,250
7.500%, 02/15/22	4,400,000	5,027,000
7.690%, 06/15/25	1,542,000	1,646,085
HealthSouth Corp.
8.125%, 02/15/20	3,400,000	3,680,500
Kindred Healthcare, Inc.
6.375%, 04/15/22 (144A)	1,300,000	1,303,250
LifePoint Hospitals, Inc.
5.500%, 12/01/21 (144A)	2,000,000	2,075,000
MPH Acquisition Holdings LLC
6.625%, 04/01/22 (144A) (a)	2,000,000	2,052,500
Tenet Healthcare Corp.
8.125%, 04/01/22	7,000,000	7,822,500

		55,595,385

Holding Companies-Diversified—0.2%
Boart Longyear Management Pty, Ltd.
7.000%, 04/01/21 (144A) (a)	1,500,000	1,140,000
Nielsen Co. Luxembourg S.a.r.l. (The)
5.500%, 10/01/21 (144A)	1,525,000	1,591,719

		2,731,719

Home Builders—0.7%
Brookfield Residential Properties, Inc.
6.500%, 12/15/20 (144A)	1,600,000	1,704,000
K. Hovnanian Enterprises, Inc.
5.000%, 11/01/21	1,050,000	939,750
7.000%, 01/15/19 (144A) (a)	625,000	640,625
KB Home
9.100%, 09/15/17	2,000,000	2,360,000
Lennar Corp.
12.250%, 06/01/17	900,000	1,156,500
Ryland Group, Inc. (The)
5.375%, 10/01/22 (a)	2,000,000	1,985,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.250%, 04/15/21 (144A) (a)	1,500,000	1,515,000

		10,300,875

MIST-160

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—1.8%
Prestige Brands, Inc.
5.375%, 12/15/21 (144A) (a)	2,200,000	$2,252,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.750%, 10/15/20	1,250,000	1,309,375
8.250%, 02/15/21 (a)	1,975,000	2,155,219
8.500%, 05/15/18	9,500,000	9,963,125
9.875%, 08/15/19	1,650,000	1,843,875
Scotts Miracle-Gro Co. (The)
6.625%, 12/15/20	4,500,000	4,865,625
Spectrum Brands, Inc.
6.375%, 11/15/20	2,500,000	2,706,250
6.625%, 11/15/22	1,000,000	1,088,750

		26,184,469

Insurance—0.7%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.875%, 12/15/20 (144A)	1,785,000	1,909,950
American Equity Investment Life Holding Co.
6.625%, 07/15/21	1,950,000	2,079,187
Fidelity National Financial, Inc.
6.600%, 05/15/17 (a)	2,000,000	2,268,216
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (144A)	2,200,000	2,348,500
Trinity Acquisition plc
4.625%, 08/15/23 (a)	1,300,000	1,325,757

		9,931,610

Internet—0.6%
Equinix, Inc.
7.000%, 07/15/21 (a)	3,000,000	3,345,000
Netflix, Inc.
5.375%, 02/01/21 (144A)	3,700,000	3,885,000
VeriSign, Inc.
4.625%, 05/01/23	1,550,000	1,488,000

		8,718,000

Investment Company Security—0.1%
Ares Capital Corp.
4.875%, 11/30/18 (a)	2,000,000	2,065,726

Iron/Steel—0.7%
Allegheny Ludlum Corp.
6.950%, 12/15/25	1,500,000	1,655,046
ArcelorMittal
5.750%, 08/05/20	7,000,000	7,437,500
Essar Steel Algoma, Inc.
9.875%, 06/15/15 (144A) (a)	1,000,000	650,000

		9,742,546

Leisure Time—0.2%
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/22 (a)	2,500,000	2,562,500

Lodging—1.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21 (144A)	3,000,000	3,135,000
MCE Finance, Ltd.
5.000%, 02/15/21 (144A)	3,250,000	3,250,000
MTR Gaming Group, Inc.
11.500%, 08/01/19 (a)	1,525,000	1,723,250
Playa Resorts Holding B.V.
8.000%, 08/15/20 (144A)	2,300,000	2,484,000
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC
5.875%, 05/15/21 (144A)	1,100,000	1,108,250
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
6.375%, 06/01/21 (144A)	2,950,000	2,905,750

		14,606,250

Machinery-Diversified—1.1%
Cleaver-Brooks, Inc.
8.750%, 12/15/19 (144A)	1,750,000	1,933,750
Flowserve Corp.
3.500%, 09/15/22	1,500,000	1,458,782
Gardner Denver, Inc.
6.875%, 08/15/21 (144A) (a)	2,500,000	2,575,000
Manitowoc Co., Inc. (The)
5.875%, 10/15/22 (a)	2,225,000	2,369,625
8.500%, 11/01/20	4,900,000	5,500,250
Waterjet Holdings, Inc.
7.625%, 02/01/20 (144A)	1,725,000	1,828,500

		15,665,907

Media—4.4%
21st Century Fox America, Inc.
4.500%, 02/15/21 (a)	1,500,000	1,627,549
AMC Networks, Inc.
4.750%, 12/15/22	2,000,000	1,990,000
7.750%, 07/15/21	1,500,000	1,691,250
Cablevision Systems Corp.
5.875%, 09/15/22 (a)	4,000,000	4,080,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.250%, 03/15/21 (a)	1,600,000	1,612,000
5.750%, 09/01/23	3,000,000	2,977,500
8.125%, 04/30/20	2,000,000	2,190,000
Clear Channel Communications, Inc.
5.500%, 12/15/16	1,000,000	955,000
9.000%, 12/15/19	5,500,000	5,775,000
11.250%, 03/01/21	3,250,000	3,615,625
Columbus International, Inc.
7.375%, 03/30/21 (144A)	625,000	642,969
DISH DBS Corp.
5.125%, 05/01/20	5,800,000	6,046,500
5.875%, 07/15/22 (a)	1,500,000	1,601,250
6.750%, 06/01/21	3,350,000	3,752,000

MIST-161

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Harron Communications L.P. / Harron Finance Corp.
9.125%, 04/01/20 (144A)	1,575,000	$1,779,750
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.375%, 04/01/23 (a)	5,050,000	5,353,000
Mediacom LLC / Mediacom Capital Corp.
9.125%, 08/15/19	4,350,000	4,654,500
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A)	1,575,000	1,714,781
Nielsen Finance LLC \ Nielsen Finance Co.
5.000%, 04/15/22 (144A)	2,600,000	2,606,500
Ono Finance II plc
10.875%, 07/15/19 (144A)	1,750,000	1,951,250
ProQuest LLC / ProQuest Notes Co.
9.000%, 10/15/18 (144A)	3,150,000	3,323,250
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	3,500,000	3,570,000
WMG Acquisition Corp.
5.625%, 04/15/22 (144A)	500,000	507,500
6.750%, 04/15/22 (144A)	2,200,000	2,213,750

		66,230,924

Metal Fabricate/Hardware—0.4%
Constellation Enterprises LLC
10.625%, 02/01/16 (144A)	1,500,000	1,305,000
Valmont Industries, Inc.
6.625%, 04/20/20 (a)	3,500,000	4,064,179

		5,369,179

Mining—0.4%
FMG Resources (August 2006) Pty, Ltd.
8.250%, 11/01/19 (144A) (a)	3,500,000	3,850,000
Kinross Gold Corp.
5.950%, 03/15/24 (144A)	425,000	425,776
Mirabela Nickel, Ltd.
8.750%, 04/15/18 (144A) (b) (f)	2,550,000	612,000
Teck Resources, Ltd.
4.750%, 01/15/22	1,400,000	1,434,286

		6,322,062

Miscellaneous Manufacturing—0.7%
Actuant Corp.
5.625%, 06/15/22	1,725,000	1,798,313
Park-Ohio Industries, Inc.
8.125%, 04/01/21 (a)	1,500,000	1,672,500
Polymer Group, Inc.
7.750%, 02/01/19	3,000,000	3,210,000
SPX Corp.
6.875%, 09/01/17	3,750,000	4,256,250

		10,937,063

Office Furnishings—0.2%
Steelcase, Inc.
6.375%, 02/15/21 (a)	3,000,000	3,396,780

Oil & Gas—9.6%
Antero Resources Finance Corp.
5.375%, 11/01/21 (144A)	3,000,000	3,045,000
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
7.750%, 01/15/21	3,400,000	3,570,000
Berry Petroleum Co. LLC
6.375%, 09/15/22	1,100,000	1,138,500
6.750%, 11/01/20	5,250,000	5,538,750
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp.
7.875%, 04/15/22 (a)	4,600,000	4,979,500
Chaparral Energy, Inc.
7.625%, 11/15/22 (a)	1,700,000	1,840,250
8.250%, 09/01/21 (a)	5,675,000	6,242,500
Concho Resources, Inc.
5.500%, 04/01/23	4,600,000	4,784,000
7.000%, 01/15/21	5,175,000	5,705,437
Continental Resources, Inc.
4.500%, 04/15/23 (a)	1,500,000	1,553,508
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A)	3,675,000	3,895,500
Diamondback Energy, Inc.
7.625%, 10/01/21 (144A) (a)	3,500,000	3,780,000
Energy XXI Gulf Coast, Inc.
7.750%, 06/15/19	4,000,000	4,290,000
Forest Oil Corp.
7.250%, 06/15/19 (a)	788,000	690,485
Halcon Resources Corp.
9.750%, 07/15/20 (a)	3,000,000	3,232,500
Kerr-McGee Corp.
6.950%, 07/01/24	5,850,000	7,093,651
Kodiak Oil & Gas Corp.
5.500%, 01/15/21 (a)	2,500,000	2,565,625
8.125%, 12/01/19	3,250,000	3,603,438
Laredo Petroleum, Inc.
5.625%, 01/15/22 (144A)	900,000	911,250
7.375%, 05/01/22	1,300,000	1,443,000
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)	2,000,000	1,995,000
8.000%, 12/01/20	3,600,000	3,852,000
Lukoil International Finance B.V.
6.656%, 06/07/22 (144A) (a)	3,000,000	3,187,500
MEG Energy Corp.
6.500%, 03/15/21 (144A)	3,675,000	3,867,938
Newfield Exploration Co.
5.625%, 07/01/24	4,950,000	5,135,625
Oasis Petroleum, Inc.
6.500%, 11/01/21	1,500,000	1,612,500
7.250%, 02/01/19	5,825,000	6,232,750
Pacific Rubiales Energy Corp.
5.125%, 03/28/23 (144A) (a)	1,000,000	972,500

MIST-162

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
PDC Energy, Inc.
7.750%, 10/15/22 (a)	2,400,000	$2,628,000
Pioneer Natural Resources Co.
7.200%, 01/15/28	1,510,000	1,859,326
Plains Exploration & Production Co.
6.500%, 11/15/20	4,000,000	4,405,000
6.750%, 02/01/22	1,100,000	1,215,500
QEP Resources, Inc.
6.800%, 03/01/20 (a) (c)	1,450,000	1,560,563
6.875%, 03/01/21	1,000,000	1,100,000
Range Resources Corp.
5.000%, 03/15/23	2,450,000	2,480,625
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.199%, 03/06/22 (144A) (a)	1,650,000	1,458,188
Seadrill, Ltd.
6.125%, 09/15/20 (144A)	3,500,000	3,587,500
SM Energy Co.
6.500%, 11/15/21	2,250,000	2,430,000
6.500%, 01/01/23	800,000	854,000
6.625%, 02/15/19	4,775,000	5,109,250
Stone Energy Corp.
7.500%, 11/15/22	6,675,000	7,225,687
Tesoro Corp.
5.125%, 04/01/24 (a)	1,560,000	1,552,200
5.375%, 10/01/22 (a)	1,500,000	1,543,125
Ultra Petroleum Corp.
5.750%, 12/15/18 (144A)	750,000	787,500
W&T Offshore, Inc.
8.500%, 06/15/19 (a)	2,250,000	2,430,000
WPX Energy, Inc.
6.000%, 01/15/22	3,500,000	3,587,500

		142,572,671

Oil & Gas Services—1.5%
Dresser-Rand Group, Inc.
6.500%, 05/01/21	3,500,000	3,736,250
FMC Technologies, Inc.
3.450%, 10/01/22	2,200,000	2,102,192
Hiland Partners L.P. / Hiland Partner Finance Corp.
7.250%, 10/01/20 (144A)	2,290,000	2,490,375
Hornbeck Offshore Services, Inc.
5.000%, 03/01/21 (a)	3,000,000	2,947,500
5.875%, 04/01/20 (a)	3,700,000	3,866,500
Oil States International, Inc.
6.500%, 06/01/19	2,500,000	2,631,250
SEACOR Holdings, Inc.
7.375%, 10/01/19	4,150,000	4,668,750

		22,442,817

Packaging & Containers—1.7%
AEP Industries, Inc.
8.250%, 04/15/19	2,500,000	2,656,250

Packaging & Containers—(Continued)
Ball Corp.
4.000%, 11/15/23 (a)	2,750,000	2,571,250
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26	8,000,000	8,880,000
Pactiv LLC
7.950%, 12/15/25	890,000	914,475
Rock Tenn Co.
4.900%, 03/01/22 (a)	1,500,000	1,603,912
Sealed Air Corp.
6.875%, 07/15/33 (144A)	4,500,000	4,522,500
8.375%, 09/15/21 (144A)	3,200,000	3,684,000

		24,832,387

Pharmaceuticals—1.5%
Bristol-Myers Squibb Co.
1.750%, 03/01/19 (a)	2,000,000	1,962,750
Endo Finance Co.
5.750%, 01/15/22 (144A)	2,000,000	2,050,000
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/22 (144A)	2,500,000	2,556,250
JLL/Delta Dutch Newco B.V.
7.500%, 02/01/22 (144A) (a)	2,000,000	2,060,000
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20 (a)	4,150,000	4,492,375
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/21 (144A)	2,000,000	2,135,000
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/21 (144A)	3,000,000	3,150,000
6.375%, 10/15/20 (144A)	3,350,000	3,618,000

		22,024,375

Pipelines—2.5%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
6.000%, 12/15/20	2,000,000	2,095,000
El Paso LLC
6.500%, 09/15/20 (a)	4,475,000	4,910,373
Energy Transfer Partners L.P.
5.200%, 02/01/22	4,500,000	4,857,786
IFM U.S. Colonial Pipeline 2 LLC
6.450%, 05/01/21 (144A) (b)	4,900,000	5,206,637
Kinder Morgan, Inc.
5.000%, 02/15/21 (144A)	1,500,000	1,502,121
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
5.500%, 02/15/23	1,475,000	1,515,562
6.750%, 11/01/20	3,000,000	3,247,500
Panhandle Eastern Pipeline Co. L.P.
7.000%, 06/15/18	1,850,000	2,141,329
Regency Energy Partners L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	900,000	837,000
5.875%, 03/01/22	1,100,000	1,141,250
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	1,925,000	1,985,156

MIST-163

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Tennessee Gas Pipeline Co.
7.500%, 04/01/17	3,500,000	$4,081,399
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.875%, 10/01/20 (a)	1,500,000	1,567,500
5.875%, 10/01/20 (144A)	500,000	522,500
6.125%, 10/15/21	1,200,000	1,272,000

		36,883,113

Real Estate—0.1%
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	1,100,000	1,074,930

Real Estate Investment Trusts—1.3%
American Tower Corp.
4.700%, 03/15/22	2,750,000	2,873,379
ARC Properties Operating Partnership L.P./ Clark Acquisition LLC
3.000%, 02/06/19 (144A)	1,750,000	1,742,027
Crown Castle International Corp.
5.250%, 01/15/23 (a)	1,350,000	1,371,938
DDR Corp.
7.875%, 09/01/20	2,625,000	3,260,281
Goodman Funding Pty, Ltd.
6.375%, 11/12/20 (144A)	1,500,000	1,697,119
Health Care REIT, Inc.
4.950%, 01/15/21	2,150,000	2,336,091
6.125%, 04/15/20 (a)	1,500,000	1,719,355
Omega Healthcare Investors, Inc.
4.950%, 04/01/24 (144A)	1,325,000	1,296,876
6.750%, 10/15/22	1,675,000	1,825,750
RHP Hotel Properties LP / RHP Finance Corp.
5.000%, 04/15/21	1,000,000	1,007,500

		19,130,316

Retail—4.5%
Bon-Ton Department Stores, Inc. (The)
8.000%, 06/15/21 (a)	1,350,000	1,304,438
Brookstone Co., Inc.
13.000%, 10/15/14 (144A) (b) (f)	2,914,000	1,529,850
Brown Shoe Co., Inc.
7.125%, 05/15/19 (a) (c)	3,500,000	3,701,250
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/19 (144A) (g)	2,425,000	2,503,812
Claire’s Stores, Inc.
7.750%, 06/01/20 (144A) (a)	1,000,000	770,000
8.875%, 03/15/19 (a)	2,575,000	2,394,750
9.000%, 03/15/19 (144A) (a)	1,200,000	1,246,500
CST Brands, Inc.
5.000%, 05/01/23 (a)	2,000,000	1,965,000
DBP Holding Corp.
7.750%, 10/15/20 (144A) (a) (b)	3,657,000	3,510,720
Ferrellgas L.P. / Ferrellgas Finance Corp.
6.500%, 05/01/21 (a)	1,750,000	1,833,125

Retail—(Continued)
J. Crew Group, Inc.
8.125%, 03/01/19	2,000,000	2,081,260
L Brands, Inc.
7.000%, 05/01/20	3,000,000	3,420,000
8.500%, 06/15/19	1,250,000	1,512,500
Michaels FinCo Holdings LLC / Michaels FinCo, Inc.
7.500%, 08/01/18 (144A) (g)	1,600,000	1,648,000
Michaels Stores, Inc.
7.750%, 11/01/18	1,400,000	1,496,250
Neiman Marcus Group Ltd., Inc.
8.000%, 10/15/21 (144A) (a)	4,500,000	4,944,375
New Albertsons, Inc.
7.450%, 08/01/29 (a)	1,000,000	805,000
7.750%, 06/15/26	2,500,000	2,050,000
Petco Animal Supplies, Inc.
9.250%, 12/01/18 (144A) (a)	1,500,000	1,612,500
Petco Holdings, Inc.
8.500%, 10/15/17 (144A) (a) (g)	1,500,000	1,528,155
QVC, Inc.
3.125%, 04/01/19 (144A)	700,000	695,615
4.375%, 03/15/23 (a)	1,750,000	1,724,569
7.375%, 10/15/20 (144A)	2,500,000	2,696,032
Rite Aid Corp.
6.875%, 12/15/28 (144A)	1,250,000	1,225,000
7.700%, 02/15/27	5,500,000	5,967,500
Sally Holdings LLC / Sally Capital, Inc.
5.500%, 11/01/23	1,325,000	1,348,188
5.750%, 06/01/22 (a)	1,475,000	1,559,813
Serta Simmons Holdings LLC
8.125%, 10/01/20 (144A)	1,800,000	1,977,750
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
7.375%, 08/01/21	3,009,000	3,317,422
Tops Holding Corp. / Tops Markets LLC
8.875%, 12/15/17	2,000,000	2,185,000
Tops Holding II Corp.
8.750%, 06/15/18	1,875,000	1,957,031

		66,511,405

Savings & Loans—0.0%
Washington Mutual Bank
6.875%, 06/15/11 (c) (f) (h)	6,000,000	600

Semiconductors—1.0%
Entegris, Inc.
6.000%, 04/01/22 (144A)	1,200,000	1,227,000
Freescale Semiconductor, Inc.
6.000%, 01/15/22 (144A)	3,500,000	3,714,375
10.750%, 08/01/20 (a)	4,400,000	5,104,000
Magnachip Semiconductor Corp.
6.625%, 07/15/21 (a)	1,100,000	1,094,500
Micron Technology, Inc.
5.875%, 02/15/22 (144A) (a)	2,000,000	2,095,000

MIST-164

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Sensata Technologies B.V.
6.500%, 05/15/19 (144A) (a)	1,500,000	$1,606,875

		14,841,750

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/21	2,500,000	2,759,375

Software—2.3%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	4,000,000	4,280,000
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	1,300,000	1,387,750
BMC Software Finance, Inc.
8.125%, 07/15/21 (144A) (a)	2,000,000	2,105,000
Dun & Bradstreet Corp. (The)
4.375%, 12/01/22 (a)	1,500,000	1,498,916
First Data Corp.
8.250%, 01/15/21 (144A) (a)	8,300,000	9,005,500
11.250%, 01/15/21 (a)	2,925,000	3,338,156
12.625%, 01/15/21	5,350,000	6,366,500
First Data Holdings, Inc.
14.500%, 09/24/19 (144A) (a) (g)	1,325,000	1,245,500
Infor U.S., Inc.
9.375%, 04/01/19	2,200,000	2,477,750
Sophia L.P. / Sophia Finance, Inc.
9.750%, 01/15/19 (144A)	2,200,000	2,442,000

		34,147,072

Telecommunications—8.2%
Alcatel-Lucent USA, Inc.
6.450%, 03/15/29	2,700,000	2,578,500
Avaya, Inc.
7.000%, 04/01/19 (144A)	2,000,000	1,985,000
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.849%, 04/15/23	2,795,000	2,718,895
CenturyLink, Inc.
6.150%, 09/15/19	1,500,000	1,621,875
6.450%, 06/15/21 (a)	4,000,000	4,300,000
6.750%, 12/01/23 (a)	2,500,000	2,653,125
Clearwire Communications LLC / Clearwire Finance, Inc. 14.750%, 12/01/16 (144A)	600,000	795,000
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,581,250
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	1,500,000	1,516,875
8.250%, 09/30/20 (144A)	2,000,000	2,135,000
10.500%, 04/15/18 (144A)	2,500,000	2,650,000
Digicel, Ltd. 7.000%, 02/15/20 (144A) (a)	3,000,000	3,120,000
DigitalGlobe, Inc. 5.250%, 02/01/21 (a)	2,400,000	2,370,000

Telecommunications—(Continued)
Frontier Communications Corp.
7.625%, 04/15/24	1,400,000	1,463,000
9.250%, 07/01/21	1,225,000	1,451,625
Hughes Satellite Systems Corp. 7.625%, 06/15/21	5,000,000	5,637,500
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21	4,275,000	4,691,812
Intelsat Luxembourg S.A.
7.750%, 06/01/21 (144A) (a)	3,175,000	3,341,687
8.125%, 06/01/23 (144A)	1,320,000	1,399,200
Matterhorn Mobile S.A. 6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,614,970
MetroPCS Wireless, Inc. 6.625%, 11/15/20	2,000,000	2,135,000
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A) (a)	900,000	879,750
NeuStar, Inc. 4.500%, 01/15/23	2,455,000	2,129,713
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A)	2,515,000	2,835,662
SBA Telecommunications, Inc.
5.750%, 07/15/20 (a)	2,000,000	2,095,000
8.250%, 08/15/19	1,950,000	2,069,438
SES S.A. 3.600%, 04/04/23 (144A) (a)	1,585,000	1,536,198
SoftBank Corp. 4.500%, 04/15/20 (144A) (a)	2,300,000	2,288,500
Sprint Capital Corp. 6.900%, 05/01/19	3,300,000	3,621,750
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	3,000,000	3,457,500
7.000%, 08/15/20	2,250,000	2,452,500
Sprint Corp.
7.250%, 09/15/21 (144A)	2,700,000	2,943,000
7.875%, 09/15/23 (144A) (a)	5,750,000	6,325,000
T-Mobile USA, Inc.
6.125%, 01/15/22	1,700,000	1,780,750
6.500%, 01/15/24	2,000,000	2,095,000
6.542%, 04/28/20 (a)	4,750,000	5,112,187
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A)	2,700,000	2,885,625
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	3,142,125
Verizon Communications, Inc.
3.450%, 03/15/21	1,975,000	2,002,040
5.150%, 09/15/23	2,250,000	2,462,218
ViaSat, Inc. 6.875%, 06/15/20	2,000,000	2,145,000
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC 7.748%, 02/02/21 (144A) (a)	2,125,000	2,175,469
Virgin Media Secured Finance plc
5.375%, 04/15/21 (144A) (a)	3,000,000	3,097,500
Wind Acquisition Finance S.A.
7.250%, 02/15/18 (144A)	1,500,000	1,582,500
11.750%, 07/15/17 (144A)	6,500,000	6,849,375

MIST-165

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/17 (144A) (a) (g)	1,506,655	$1,514,713

		122,238,827

Textiles—0.1%
SIWF Merger Sub, Inc.
6.250%, 06/01/21 (144A)	900,000	936,000

Transportation—1.1%
Florida East Coast Railway Corp.
8.125%, 02/01/17	5,500,000	5,747,500
Gulfmark Offshore, Inc.
6.375%, 03/15/22 (a)	3,225,000	3,337,875
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 05/15/20	2,000,000	1,886,636
Viterra, Inc.
5.950%, 08/01/20 (144A)	4,250,000	4,671,422
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	1,125,000	1,141,875

		16,785,308

Total Corporate Bonds & Notes (Cost $1,113,948,227)		1,164,207,593

Convertible Bonds—11.8%

Airlines—0.4%
United Airlines, Inc.
4.500%, 01/15/15	2,600,000	6,178,250

Apparel—0.2%
Iconix Brand Group, Inc.
1.500%, 03/15/18	2,500,000	3,417,187

Auto Manufacturers—0.6%
Ford Motor Co.
4.250%, 11/15/16 (a)	1,200,000	2,172,750
Tesla Motors, Inc.
1.250%, 03/01/21 (a)	2,600,000	2,353,000
Volkswagen International Finance NV
5.500%, 11/09/15 (144A) (EUR)	2,600,000	4,137,655

		8,663,405

Auto Parts & Equipment—0.1%
Meritor, Inc.
4.000%, 02/15/27 (d)	1,500,000	1,575,000

Biotechnology—1.0%
Cubist Pharmaceuticals, Inc.
1.875%, 09/01/20 (144A) (a)	3,000,000	3,618,750
Gilead Sciences, Inc.
1.625%, 05/01/16 (a)	2,200,000	6,843,375
Illumina, Inc.
0.250%, 03/15/16 (144A)	1,750,000	3,180,625

Biotechnology—(Continued)
Incyte Corp., Ltd.
1.250%, 11/15/20 (144A) (a)	850,000	1,089,062

		14,731,812

Computers—0.2%
SanDisk Corp.
0.500%, 10/15/20 (144A) (a)	2,650,000	2,918,313

Electric—0.1%
NRG Yield, Inc.
3.500%, 02/01/19 (144A)	1,600,000	1,637,000

Electrical Components & Equipment—0.1%
SunPower Corp.
0.750%, 06/01/18 (144A)	1,500,000	2,112,188

Electronics—0.2%
Fluidigm Corp.
2.750%, 02/01/34 (a)	2,250,000	2,566,406

Energy-Alternate Sources—0.1%
JinkoSolar Holding Co., Ltd.
4.000%, 02/01/19 (144A)	1,700,000	1,534,250

Healthcare-Products—0.2%
Cepheid, Inc.
1.250%, 02/01/21 (144A) (a)	2,250,000	2,424,375

Healthcare-Services—0.5%
Brookdale Senior Living, Inc.
2.750%, 06/15/18 (a)	3,850,000	5,238,406
WellPoint, Inc.
2.750%, 10/15/42 (a)	1,500,000	2,192,813

		7,431,219

Household Products/Wares—0.1%
Jarden Corp.
1.125%, 03/15/34 (144A)	2,000,000	1,986,250

Insurance—0.1%
MGIC Investment Corp.
2.000%, 04/01/20	1,000,000	1,406,875

Internet—1.0%
HomeAway, Inc.
0.125%, 04/01/19 (144A)	650,000	660,563
priceline.com, Inc.
1.000%, 03/15/18 (a)	2,750,000	3,892,969
1.250%, 03/15/15	437,280	1,710,858
SINA Corp.
1.000%, 12/01/18 (144A) (a)	2,150,000	2,043,844
Trulia, Inc.
2.750%, 12/15/20 (144A)	1,075,000	1,214,078
Web.com Group, Inc.
1.000%, 08/15/18 (a)	2,300,000	2,706,812

MIST-166

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Yahoo!, Inc. Zero Coupon, 12/01/18 (144A)	2,300,000	$2,337,375

		14,566,499

Iron/Steel—0.1%
United States Steel Corp. 2.750%, 04/01/19 (a)	1,700,000	2,202,563

Machinery-Diversified—0.5%
Altra Industrial Motion Corp. 2.750%, 03/01/31	2,400,000	3,412,500
Chart Industries, Inc. 2.000%, 08/01/18 (a)	2,750,000	3,690,156

		7,102,656

Media—0.2%
Liberty Interactive LLC 0.750%, 03/30/43 (144A)	2,200,000	2,726,625
Liberty Media Corp. 1.375%, 10/15/23 (144A) (a)	1,155,000	1,083,534

		3,810,159

Mining—0.1%
Stillwater Mining Co. 1.750%, 10/15/32	1,000,000	1,303,750

Miscellaneous Manufacturing—0.6%
Danaher Corp. Zero Coupon, 01/22/21 (a)	2,500,000	5,450,000
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	2,000,000	3,177,500

		8,627,500

Oil, Gas & Consumable—0.3%
Energy XXI Bermuda, Ltd.
3.000%, 12/15/18 (144A) (a)	4,025,000	3,929,406

Oil & Gas Services—0.2%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/19 (a)	3,000,000	3,414,375

Pharmaceuticals—1.3%
ALZA Corp.
Zero Coupon, 07/28/20	5,000,000	6,750,000
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18 (a)	300,000	328,688
1.875%, 04/23/17	800,000	2,693,500
Medivation, Inc.
2.625%, 04/01/17 (a)	3,000,000	4,276,875
Mylan, Inc.
3.750%, 09/15/15	1,450,000	5,329,656

		19,378,719

Real Estate Investment Trusts—0.7%
Host Hotels & Resorts L.P.
2.500%, 10/15/29 (144A)	4,800,000	7,509,000
ProLogis L.P.
3.250%, 03/15/15 (a) (i)	2,700,000	3,159,000

		10,668,000

Semiconductors—1.3%
Intel Corp.
3.250%, 08/01/39 (a)	4,250,000	5,942,031
Micron Technology, Inc.
2.375%, 05/01/32	1,000,000	2,513,125
3.000%, 11/15/43 (a)	1,000,000	1,095,625
Novellus Systems, Inc.
2.625%, 05/15/41	1,600,000	2,731,000
Xilinx, Inc.
2.625%, 06/15/17 (a)	3,500,000	6,562,500

		18,844,281

Software—1.2%
Concur Technologies, Inc.
0.500%, 06/15/18 (144A) (a)	2,400,000	2,802,000
Electronic Arts, Inc.
0.750%, 07/15/16 (a)	1,025,000	1,190,922
Medidata Solutions, Inc.
1.000%, 08/01/18 (144A) (a)	1,450,000	1,768,094
NetSuite, Inc.
0.250%, 06/01/18 (144A) (a)	3,275,000	3,508,344
Proofpoint, Inc.
1.250%, 12/15/18 (144A)	2,750,000	3,224,375
Salesforce.com, Inc.
0.750%, 01/15/15	1,425,000	3,790,500
Workday, Inc.
0.750%, 07/15/18 (144A) (a)	1,250,000	1,597,656

		17,881,891

Telecommunications—0.4%
Ciena Corp.
4.000%, 12/15/20	1,500,000	2,122,500
Nortel Networks Corp.
2.125%, 04/15/14 (a) (f)	3,300,000	3,388,687

		5,511,187

Total Convertible Bonds (Cost $143,763,554)		175,823,516

Convertible Preferred Stocks—3.1%

Aerospace & Defense—0.4%
United Technologies Corp.
7.500%, 08/01/15 (a)	100,000	6,657,000

MIST-167

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares	Value

Banks—0.4%
Bank of America Corp. 7.250%, 12/31/49 (a)	1,175	$1,344,447
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,500	5,278,500

		6,622,947

Diversified Financial Services—0.5%
AMG Capital Trust II 5.150%, 10/15/37	123,500	7,911,719

Electric Utilities—0.5%
NextEra Energy, Inc. 5.889%, 09/01/15	65,000	3,986,450
PPL Corp. 8.750%, 05/01/14 (a)	55,000	3,008,500

		6,994,950

Iron/Steel—0.0%
ArcelorMittal 6.000%, 01/15/16	25,000	598,827

Metals & Mining—0.0%
Cliffs Natural Resources, Inc. 7.000%, 02/01/16 (a)	10,000	207,300

Multi-Utilities—0.2%
Dominion Resources, Inc. 6.000%, 07/01/16 (a)	40,000	2,310,800

Real Estate Investment Trusts—0.8%
Alexandria Real Estate Equities, Inc. 7.000%, 12/31/49 (a)	70,000	1,880,900
Crown Castle International Corp. 4.500%, 11/01/16 (c)	25,000	2,534,750
Health Care REIT, Inc. 6.500%, 12/31/49 (a)	75,000	4,164,750
Weyerhaeuser Co. 6.375%, 07/01/16 (a) (c)	47,000	2,566,200

		11,146,600

Road & Rail—0.3%
Genesee & Wyoming, Inc. 5.000%, 10/01/15 (a)	30,000	3,866,400

Telecommunications—0.0%
Intelsat S.A. 5.750%, 05/01/16	6,000	321,900

Total Convertible Preferred Stocks (Cost $42,210,466)		46,638,443

Common Stocks—3.1%

Aerospace & Defense—0.2%
Precision Castparts Corp. (a)	10,000	2,527,600

Auto Components—0.1%
Cooper-Standard Holding, Inc. (j)	24,065	1,700,192

Banks—0.2%
Fifth Third Bancorp (a)	150,000	3,442,500

Biotechnology—0.1%
Vertex Pharmaceuticals, Inc. (j)	15,000	1,060,800

Chemicals—0.3%
Monsanto Co.	33,000	3,754,410

Communications Equipment—0.1%
Palo Alto Networks, Inc. (a) (j)	25,000	1,715,000

Diversified Consumer Services—0.0%
LifeLock, Inc. (a) (j)	35,000	598,850

Electrical Equipment—0.2%
Emerson Electric Co.	20,000	1,336,000
Generac Holdings, Inc. (a)	23,000	1,356,310

		2,692,310

Energy Equipment & Services—0.1%
Dresser-Rand Group, Inc. (a) (j)	20,000	1,168,200

Food Products—0.1%
Boulder Brands, Inc. (a) (j)	60,000	1,057,200

Health Care Providers & Services—0.1%
Team Health Holdings, Inc. (a) (j)	40,000	1,790,000

Industrial Conglomerates—0.1%
General Electric Co.	50,000	1,294,500

IT Services—0.2%
Alliance Data Systems Corp. (a) (j)	10,000	2,724,500

Machinery—0.0%
Mueller Water Products, Inc. - Class A	28,000	266,000

Media—0.1%
Twenty-First Century Fox, Inc. - Class A (a)	35,000	1,118,950

Oil, Gas & Consumable Fuels—0.5%
Antero Resources Corp. (j)	12,000	751,200
Diamondback Energy, Inc. (a) (j)	30,000	2,019,300
Kodiak Oil & Gas Corp. (a) (j)	100,000	1,214,000
Whiting Petroleum Corp. (j)	47,000	3,261,330

		7,245,830

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp. (j)	1,867,500	245,457

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	25,000	1,672,000

MIST-168

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Pharmaceuticals—0.4%
Bristol-Myers Squibb Co.	70,000	$3,636,500
Teva Pharmaceutical Industries, Ltd. (ADR)	35,000	1,849,400

		5,485,900

Software—0.2%
Fortinet, Inc. (j)	70,000	1,542,100
Informatica Corp. (a) (j)	47,000	1,775,660

		3,317,760

Technology Hardware, Storage & Peripherals—0.0%
EMC Corp.	21,280	583,285

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association (a) (j)	75,000	292,500

Total Common Stocks (Cost $40,787,515)		45,753,744

U.S. Treasury & Government Agencies—1.5%

Agency Sponsored Mortgage - Backed—1.5%
Fannie Mae 30 Yr. Pool
3.500%, 07/01/43	11,650,109	11,728,921
4.000%, TBA (k)	10,000,000	10,393,750

Total U.S. Treasury & Government Agencies (Cost $22,265,216)		22,122,671

Preferred Stocks—0.5%

Banks—0.4%
GMAC Capital Trust I, 8.125% (e)	50,000	1,365,000
Texas Capital Bancshares, Inc., 6.500% (a)	86,800	2,048,480
U.S. Bancorp. Series A, 3.500% (a) (e)	2,305	1,866,451

		5,279,931

Thrifts & Mortgage Finance—0.1%
Federal National Mortgage Association Series S, 8.250% (e) (j)	136,300	1,428,424

Total Preferred Stocks (Cost $8,670,566)		6,708,355

Floating Rate Loans (e)—0.3%

Electronics—0.1%
Generac Power Systems, Inc. Term Loan B, 3.500%, 05/31/20	1,989,975	1,994,701

Insurance—0.1%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,350,000	1,398,094

Retail—0.1%
BJ’s Wholesale Club, Inc. 2nd Lien Term Loan, 8.500%, 03/26/20	1,425,000	1,462,762

Total Floating Rate Loans (Cost $4,754,192)		4,855,557

Municipals—0.3%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds
6.731%, 07/01/43 (Cost $3,403,215)	3,350,000	3,982,949

Foreign Government—0.2%

Sovereign—0.2%
Bermuda Government International Bond
4.138%, 01/03/23 (144A) (a)	1,750,000	1,716,750
Commonwealth of the Bahamas
5.750%, 01/16/24 (144A)	800,000	804,400

Total Foreign Government (Cost $2,550,000)		2,521,150

Warrants—0.1%

Auto Components—0.1%
Cooper-Standard Holding, Inc., Strike Price $27.33, Expires 11/27/17 (c) (j)	20,875	918,500

Media—0.0%
Ion Media Second Lien, Expires 12/18/16 (c) (h) (j)	395	38,726
Ion Media Unsecured Debt, Expires 12/18/16 (c) (h) (j)	390	38,235

		76,961

Total Warrants (Cost $2,394,058)		995,461

Short-Term Investments—18.8%

Mutual Fund—18.2%
State Street Navigator Securities Lending MET Portfolio (l)	271,092,367	271,092,367

MIST-169

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $9,250,000 on 04/01/14, collateralized by $9,435,000 U.S. Treasury Note at 0.625% due 08/15/16 with a value of $9,435,000.	9,250,000	$9,250,000

Total Short-Term Investments (Cost $280,342,367)		280,342,367

Total Investments—117.9% (Cost $1,665,089,376) (m)		1,753,951,806
Other assets and liabilities (net)—(17.9)%		(265,978,137)

Net Assets—100.0%		$1,487,973,669

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $271,607,702 and the collateral received consisted of cash in the amount of $271,092,367 and non-cash collateral with a value of $8,612,528. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $29,290,614, which is 2.0% of net assets. See details shown in the Restricted Securities table that follows.
(c)	Illiquid security. As of March 31, 2014, these securities represent 1.0% of net assets.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $877,500.
(j)	Non-income producing security.
(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(l)	Represents investment of cash collateral received from securities lending transactions.
(m)	As of March 31, 2014, the aggregate cost of investments was $1,665,089,376. The aggregate unrealized appreciation and depreciation of investments were $112,114,727 and $(23,252,297), respectively, resulting in net unrealized appreciation of $88,862,430.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $460,668,206, which is 31.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Affinion Investments LLC	12/09/13	$1,000,000	$1,012,500	$1,015,000
American Rock Salt Co. LLC / American Rock Capital Corp.	04/15/11	3,450,000	3,450,000	3,596,625
Brookstone Co., Inc.	11/02/06	2,914,000	3,252,418	1,529,850
DBP Holding Corp.	10/05/12	3,657,000	3,689,447	3,510,720
Graton Economic Development Authority	08/14/12	3,755,000	3,860,144	4,290,088
IFM U.S. Colonial Pipeline 2 LLC	04/14/11	4,900,000	4,897,928	5,206,637
MU Finance plc	01/22/10	2,568,511	2,544,774	2,684,094
Mirabela Nickel, Ltd.	04/07/12	2,550,000	2,577,423	612,000
Phibro Animal Health Corp.	06/28/10	4,225,000	4,322,048	4,499,625
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.	05/30/12	2,140,000	2,205,625	2,345,975

				$29,290,614

MIST-170

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	06/19/14	(379)	USD	(47,193,731)	$387,231

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$25,124,101	$—	$25,124,101
Agriculture	—	3,596,625	—	3,596,625
Airlines	—	3,709,032	—	3,709,032
Apparel	—	4,582,250	—	4,582,250
Auto Manufacturers	—	7,897,500	—	7,897,500
Auto Parts & Equipment	—	13,132,750	—	13,132,750
Banks	—	38,368,888	—	38,368,888
Beverages	—	2,443,750	—	2,443,750
Biotechnology	—	3,710,000	—	3,710,000
Building Materials	—	8,998,829	—	8,998,829
Chemicals	—	37,810,878	—	37,810,878
Coal	—	2,620,750	—	2,620,750
Commercial Services	—	43,766,979	—	43,766,979
Computers	—	15,881,863	—	15,881,863
Cosmetics/Personal Care	—	6,921,432	—	6,921,432
Distribution/Wholesale	—	3,145,688	—	3,145,688
Diversified Financial Services	—	57,098,736	—	57,098,736
Electric	—	16,325,691	—	16,325,691
Electrical Components & Equipment	—	9,937,000	—	9,937,000
Electronics	—	1,860,844	—	1,860,844
Energy-Alternate Sources	—	2,237,810	—	2,237,810
Engineering & Construction	—	7,071,531	—	7,071,531
Entertainment	—	25,845,962	—	25,845,962
Environmental Control	—	4,853,412	—	4,853,412
Food	—	19,674,646	—	19,674,646
Forest Products & Paper	—	2,105,000	—	2,105,000
Gas	—	7,176,655	—	7,176,655
Hand/Machine Tools	—	5,055,500	—	5,055,500
Healthcare-Products	—	5,711,550	—	5,711,550

MIST-171

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Healthcare-Services	$—	$55,595,385	$—	$55,595,385
Holding Companies-Diversified	—	2,731,719	—	2,731,719
Home Builders	—	10,300,875	—	10,300,875
Household Products/Wares	—	26,184,469	—	26,184,469
Insurance	—	9,931,610	—	9,931,610
Internet	—	8,718,000	—	8,718,000
Investment Company Security	—	2,065,726	—	2,065,726
Iron/Steel	—	9,742,546	—	9,742,546
Leisure Time	—	2,562,500	—	2,562,500
Lodging	—	14,606,250	—	14,606,250
Machinery-Diversified	—	15,665,907	—	15,665,907
Media	—	66,230,924	—	66,230,924
Metal Fabricate/Hardware	—	5,369,179	—	5,369,179
Mining	—	6,322,062	—	6,322,062
Miscellaneous Manufacturing	—	10,937,063	—	10,937,063
Office Furnishings	—	3,396,780	—	3,396,780
Oil & Gas	—	142,572,671	—	142,572,671
Oil & Gas Services	—	22,442,817	—	22,442,817
Packaging & Containers	—	24,832,387	—	24,832,387
Pharmaceuticals	—	22,024,375	—	22,024,375
Pipelines	—	36,883,113	—	36,883,113
Real Estate	—	1,074,930	—	1,074,930
Real Estate Investment Trusts	—	19,130,316	—	19,130,316
Retail	—	66,511,405	—	66,511,405
Savings & Loans	—	—	600	600
Semiconductors	—	14,841,750	—	14,841,750
Shipbuilding	—	2,759,375	—	2,759,375
Software	—	34,147,072	—	34,147,072
Telecommunications	—	122,238,827	—	122,238,827
Textiles	—	936,000	—	936,000
Transportation	—	16,785,308	—	16,785,308
Total Corporate Bonds & Notes	—	1,164,206,993	600	1,164,207,593
Total Convertible Bonds*	—	175,823,516	—	175,823,516
Convertible Preferred Stocks
Aerospace & Defense	6,657,000	—	—	6,657,000
Banks	6,622,947	—	—	6,622,947
Diversified Financial Services	—	7,911,719	—	7,911,719
Electric Utilities	6,994,950	—	—	6,994,950
Iron/Steel	—	598,827	—	598,827
Metals & Mining	207,300	—	—	207,300
Multi-Utilities	2,310,800	—	—	2,310,800
Real Estate Investment Trusts	11,146,600	—	—	11,146,600
Road & Rail	3,866,400	—	—	3,866,400
Telecommunications	321,900	—	—	321,900
Total Convertible Preferred Stocks	38,127,897	8,510,546	—	46,638,443
Common Stocks
Aerospace & Defense	2,527,600	—	—	2,527,600
Auto Components	1,700,192	—	—	1,700,192
Banks	3,442,500	—	—	3,442,500
Biotechnology	1,060,800	—	—	1,060,800
Chemicals	3,754,410	—	—	3,754,410
Communications Equipment	1,715,000	—	—	1,715,000
Diversified Consumer Services	598,850	—	—	598,850
Electrical Equipment	2,692,310	—	—	2,692,310
Energy Equipment & Services	1,168,200	—	—	1,168,200
Food Products	1,057,200	—	—	1,057,200
Health Care Providers & Services	1,790,000	—	—	1,790,000

MIST-172

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$1,294,500	$—	$—	$1,294,500
IT Services	2,724,500	—	—	2,724,500
Machinery	266,000	—	—	266,000
Media	1,118,950	—	—	1,118,950
Oil, Gas & Consumable Fuels	7,245,830	—	—	7,245,830
Paper & Forest Products	—	245,457	—	245,457
Personal Products	1,672,000	—	—	1,672,000
Pharmaceuticals	5,485,900	—	—	5,485,900
Software	3,317,760	—	—	3,317,760
Technology Hardware, Storage & Peripherals	583,285	—	—	583,285
Thrifts & Mortgage Finance	292,500	—	—	292,500
Total Common Stocks	45,508,287	245,457	—	45,753,744
Total U.S. Treasury & Government Agencies*	—	22,122,671	—	22,122,671
Total Preferred Stocks*	6,708,355	—	—	6,708,355
Total Floating Rate Loans*	—	4,855,557	—	4,855,557
Total Municipals	—	3,982,949	—	3,982,949
Total Foreign Government*	—	2,521,150	—	2,521,150
Warrants
Auto Components	918,500	—	—	918,500
Media	—	—	76,961	76,961
Total Warrants	918,500	—	76,961	995,461
Short-Term Investments
Mutual Fund	271,092,367	—	—	271,092,367
Repurchase Agreement	—	9,250,000	—	9,250,000
Total Short-Term Investments	271,092,367	9,250,000	—	280,342,367
Total Investments	$362,355,406	$1,391,518,839	$77,561	$1,753,951,806

Collateral for securities loaned (Liability)	$—	$(271,092,367)	$—	$(271,092,367)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$387,231	$—	$—	$387,231

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $644,530 were due to decreased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts/ (Premiums)	Change in Unrealized Appreciation	Balance as of March 31, 2014	Change in Unrealized Appreciation from investments still held at March 31, 2014
Corporate Bonds & Notes
Saving & Loans	$600	$(363)	$363	$600	$363
Warrants
Media	76,961	—	—	76,961	—

Total	$77,561	$(363)	$363	$77,561	$363

MIST-173

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—95.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
CBS Outdoor Americas Capital LLC Term Loan B, 3.000%, 01/31/21	650,000	$648,781
inVentiv Health, Inc. Incremental Term Loan B3, 7.750%, 05/15/18	1,555,356	1,550,495
Term Loan, 7.500%, 08/04/16	1,681,243	1,686,847

		3,886,123

Aerospace/Defense—1.8%
DAE Aviation Holdings, Inc. Term Loan B1, 5.000%, 11/02/18	1,169,836	1,189,334
Term Loan B2, 5.000%, 11/02/18	305,511	310,603
Ducommun, Inc. Term Loan, 4.750%, 06/28/17	329,276	332,157
Flying Fortress, Inc. Term Loan, 3.500%, 06/30/17	2,729,167	2,727,461
Sequa Corp. Term Loan B, 5.250%, 06/19/17	1,207,449	1,184,055
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	5,765,887	5,772,195
Transdigm, Inc. Term Loan C, 3.750%, 02/28/20	6,781,895	6,794,611

		18,310,416

Auto Components—0.1%
Cooper Standard Automotive, Inc. Term Loan B, 0.000%, 04/04/21 (b)	700,000	702,625

Auto Manufacturers—0.9%
ASP HHI Acquisition Co., Inc. Term Loan, 5.000%, 10/05/18	1,828,090	1,842,563
Chrysler Group LLC Term Loan B, 3.250%, 12/31/18	2,275,000	2,268,298
Term Loan B, 3.500%, 05/24/17	4,805,294	4,814,304

		8,925,165

Auto Parts & Equipment—2.9%
Affinia Group Intermediate Holdings, Inc. Term Loan B2, 4.863%, 04/27/20	545,875	548,086
Federal-Mogul Corp. Term Loan B, 2.098%, 12/29/14	3,059,658	3,051,054
Term Loan C, 2.098%, 12/28/15	2,831,213	2,823,252
Gates Investments, Inc. Term Loan B2, 3.750%, 09/29/16	2,889,360	2,898,013
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.750%, 04/30/19	7,300,000	7,340,975
INA Beteiligungsgesellschaft mbH Term Loan C, 4.250%, 01/27/17	775,000	779,634
Jason, Inc. Term Loan, 5.000%, 02/28/19	509,399	510,672
Metaldyne Co. LLC Term Loan, 4.250%, 12/18/18	4,067,685	4,089,297
Pacific Industrial Services U.S. Finco LLC 1st Lien Term Loan, 5.000%, 10/02/18	1,293,500	1,313,711

Auto Parts & Equipment—(Continued)
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	794,010	794,010
UCI International, Inc. Term Loan B, 5.500%, 07/26/17	1,492,288	1,504,413
Veyance Technologies, Inc. 1st Lien Term Loan, 5.250%, 09/08/17	3,341,250	3,373,810

		29,026,927

Beverages—0.1%
Constellation Brands, Inc. Term Loan B, 2.750%, 06/05/20	794,000	797,899
Virtuoso U.S. LLC Term Loan, 4.750%, 02/11/21	475,000	479,453

		1,277,352

Biotechnology—0.1%
Ikaria, Inc. 1st Lien Term Loan, 5.000%, 02/12/21	900,000	908,212

Building Materials—0.5%
Armstrong World Industries, Inc. Term Loan B, 3.500%, 03/16/20	792,000	793,975
CPG International, Inc. Term Loan, 4.750%, 09/30/20	621,875	624,207
Preferred Proppants LLC Term Loan B, 0.000%, 12/15/16 (d)	1,921,984	1,525,575
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.000%, 09/28/20	995,000	998,607
Summit Materials Cos. I LLC Term Loan B, 5.000%, 01/30/19	442,159	445,337
Tank Holding Corp. Term Loan, 4.250%, 07/09/19	861,296	862,157

		5,249,858

Capital Markets—0.6%
American Capital Holdings, Inc. Term Loan, 3.500%, 08/22/17	600,000	602,120
Armor Holding II LLC 1st Lien Term Loan, 5.750%, 06/26/20	655,740	659,565
Cetera Financial Group, Inc. Term Loan, 6.500%, 08/02/19	715,938	723,097
Guggenheim Partners LLC Term Loan, 4.250%, 07/17/20	845,750	851,829
NXT Capital, Inc. Term Loan B, 6.250%, 09/04/18	746,250	753,712
RCS Capital Corp. 1st Lien Term Loan, 0.000%, 03/31/19 (b)	1,150,000	1,158,266
Sheridan Investment Partners II L.P. Term Loan A, 4.250%, 12/16/20	101,945	102,805
Term Loan B, 4.250%, 12/16/20	732,848	739,032
Term Loan M, 4.250%, 12/16/20	38,020	38,341

		5,628,767

MIST-174

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—4.0%
AIlnex (Luxembourg) & Cy SCA Term Loan B1, 4.500%, 10/03/19	932,810	$938,640
AIlnex USA, Inc. Term Loan B2, 4.500%, 10/03/19	483,990	487,015
Arysta LifeScience Corp. 1st Lien Term Loan, 4.500%, 05/29/20	2,233,124	2,244,290
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 4.000%, 02/01/20	4,987,313	5,000,674
AZ Chem U.S., Inc. Term Loan, 5.250%, 12/22/17	829,000	837,031
Chemtura Corp. Term Loan B, 3.500%, 08/27/16	717,425	722,657
Emerald Performance Materials LLC Term Loan B, 6.750%, 05/18/18	663,189	668,163
Huntsman International LLC Extended Term Loan B, 2.696%, 04/19/17	1,334,637	1,338,664
Incremental Term Loan, 0.000%, 10/15/20 (b)	2,050,000	2,058,456
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	8,042,257	8,013,772
Kronos Worldwide, Inc. Term Loan, 4.750%, 02/18/20	325,000	328,149
MacDermid, Inc. 1st Lien Term Loan, 4.000%, 06/08/20	744,375	747,942
Omnova Solutions, Inc. Term Loan B1, 4.250%, 05/31/18	1,768,112	1,778,058
OXEA Finance LLC Term Loan B2, 4.250%, 01/15/20	2,169,563	2,180,410
PQ Corp. Term Loan, 4.000%, 08/07/17	1,849,588	1,854,596
Taminco Global Chemical Corp. Term Loan B3, 3.250%, 02/15/19	367,544	368,004
Tata Chemicals North America, Inc. Term Loan B, 3.750%, 08/07/20	1,166,188	1,172,747
Tronox Pigments (Netherlands) B.V. Term Loan, 4.500%, 03/19/20	4,242,938	4,274,467
Unifrax Corp. Term Loan, 3.484%, 11/28/18	274,774	276,559
Univar, Inc. Term Loan B, 5.000%, 06/30/17	3,944,343	3,938,706
WR Grace & Co. Delayed Draw Term Loan, 1.000%, 02/03/21 (c)	217,105	217,150
Term Loan, 3.000%, 01/31/21	607,895	608,021

		40,054,171

Coal—1.2%
Alpha Natural Resources LLC Term Loan B, 3.500%, 05/22/20	2,747,250	2,676,115
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	2,801,461	2,767,319
Murray Energy Corp. 1st Lien Term Loan, 5.250%, 12/05/19	1,475,000	1,490,277
Patriot Coal Corp. Term Loan, 10.250%, 12/15/18	997,500	999,578

Coal—(Continued)
SunCoke Energy, Inc. Term Loan B, 4.000%, 07/26/18	372,353	373,284
Walter Energy, Inc. Term Loan B, 7.250%, 04/02/18	3,336,381	3,232,954

		11,539,527

Commercial Services—6.2%
Altegrity, Inc. Term Loan, 5.000%, 02/21/15	1,102,128	1,089,040
Term Loan D, 7.750%, 02/21/15	393,945	389,637
BakerCorp International, Inc. Term Loan, 4.250%, 02/14/20	2,252,293	2,258,863
BAR/BRI Review Courses, Inc. Term Loan B, 4.503%, 07/17/19	588,094	590,116
Booz Allen Hamilton, Inc. Term Loan, 3.750%, 07/31/19	788,000	791,448
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.000%, 12/18/20	897,750	900,796
Bright Horizons Family Solutions, Inc. Term Loan B, 4.000%, 01/30/20	1,484,962	1,490,763
Catalent Pharma Solutions, Inc. Term Loan B1, 3.653%, 09/15/16	2,206,374	2,217,957
Term Loan B2, 4.250%, 09/15/17	1,076,633	1,083,626
Ceridian Corp. Term Loan B, 4.404%, 05/09/17	1,186,589	1,193,708
ClientLogic Corp. Extended Term Loan, 6.992%, 01/30/17	2,394,165	2,420,101
Education Management LLC Term Loan C3, 8.250%, 03/29/18	1,981,141	1,928,641
Garda World Security Corp. Delayed Draw Term Loan, 4.000%, 11/06/20	121,917	122,221
Term Loan B, 4.000%, 11/06/20	476,583	477,775
Genpact International, Inc. Term Loan B, 3.500%, 08/30/19	1,530,683	1,537,946
Hertz Corp. (The) Term Loan B, 3.750%, 03/12/18	1,777,500	1,782,500
Term Loan B2, 3.000%, 03/11/18	2,522,520	2,514,862
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 0.000%, 06/30/16 (b)	775,000	19,375
Term Loan, 0.000%, 12/31/15 (d)	1,307,062	409,546
Interactive Data Corp. Term Loan B, 3.750%, 02/11/18	3,487,974	3,493,642
KAR Auction Services, Inc. Term Loan B2, 3.500%, 03/07/21	4,698,336	4,692,406
Language Line LLC Term Loan B, 6.250%, 06/20/16	1,943,427	1,943,427
Laureate Education, Inc. Term Loan B, 5.000%, 06/15/18	6,805,511	6,739,586
Live Nation Entertainment, Inc. Term Loan B1, 3.500%, 08/17/20	2,710,002	2,718,471
McGraw-Hill Global Education Holdings LLC 1st Lien Term Loan, 5.750%, 03/22/19	677,734	683,346

MIST-175

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Merrill Communications LLC 1st Lien Term Loan, 5.750%, 03/08/18	654,940	$660,670
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	916,991	920,429
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	2,145,903	2,150,598
Rent-A-Center, Inc. Term Loan B, 3.750%, 02/06/21	550,000	548,625
ServiceMaster Co. Extended Term Loan, 4.410%, 01/31/17	2,888,794	2,899,177
Term Loan, 4.250%, 01/31/17	1,407,188	1,410,705
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,600,686	1,588,681
U.S. Security Holdings, Inc. Delayed Draw Term Loan, 6.000%, 07/28/17	111,818	112,796
Term Loan, 6.000%, 07/28/17	571,256	576,255
Visant Corp. Term Loan B, 5.250%, 12/22/16	1,831,515	1,820,832
Weight Watchers International, Inc. Term Loan B2, 4.000%, 04/02/20	7,103,250	5,527,216

		61,705,783

Communications Equipment—0.3%
Blue Coat Systems, Inc. 1st Lien Term Loan, 4.000%, 05/31/19	2,487,500	2,499,938
Mitel U.S. Holdings, Inc. Term Loan, 5.250%, 01/31/20	349,125	353,343

		2,853,281

Computers—2.7%
Attachmate Corp. 1st Lien Term Loan, 7.250%, 11/22/17	2,463,163	2,484,716
Dell, Inc.
Term Loan B, 4.500%, 04/29/20	9,177,000	9,126,527
Term Loan C, 3.750%, 10/29/18	1,608,750	1,605,734
Expert Global Solutions, Inc. Term Loan B, 8.500%, 04/03/18	1,823,316	1,784,571
Mercury Payment Systems Canada LLC Term Loan B, 5.500%, 07/03/17	952,558	959,107
Sirius Computer Solutions, Inc. Term Loan B, 7.000%, 11/30/18	451,154	459,049
SkillSoft Corp. Term Loan B, 5.000%, 05/26/17	667,427	670,485
Smart Technologies ULC Term Loan, 10.500%, 01/31/18	601,563	637,656
SunGard Data Systems, Inc.
Term Loan C, 3.907%, 02/28/17	2,213,819	2,224,390
Term Loan E, 4.000%, 03/09/20	5,949,290	5,971,599
TNS, Inc. 1st Lien Term Loan, 5.000%, 02/14/20	1,001,389	1,009,317

		26,933,151

Construction Materials—0.2%
Fairmount Minerals, Ltd.
Term Loan B1, 3.750%, 03/15/17	398,000	399,891
Term Loan B2, 4.500%, 09/05/19	2,014,875	2,025,453

		2,425,344

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp. Term Loan, 4.000%, 10/08/19	1,197,000	1,200,741

Distribution/Wholesale—0.9%
ABC Supply Co., Inc. Term Loan, 3.500%, 04/16/20	1,243,750	1,243,362
Michael Foods Group, Inc. Term Loan, 4.250%, 02/23/18	2,126,715	2,135,355
VWR Funding, Inc. Term Loan, 3.403%, 04/03/17	5,306,673	5,327,677

		8,706,394

Distributors—0.0%
PFS Holding Corp. Term Loan, 4.500%, 01/31/21	250,000	251,406

Diversified Consumer Services—0.1%
Nord Anglia Education, Ltd. Term Loan, 0.000%, 03/19/21 (b)	925,000	929,625
WASH Multifamily Laundry Systems LLC Term Loan, 4.500%, 02/21/19	297,000	298,856

		1,228,481

Diversified Financial Services—3.4%
Altisource Solutions S.a.r.l. Term Loan B, 4.500%, 12/09/20	1,210,847	1,216,145
American Beacon Advisors, Inc. Term Loan B, 4.750%, 11/22/19	498,750	503,737
Citco Funding LLC Term Loan, 4.250%, 06/29/18	2,440,054	2,450,730
Clipper Acquisitions Corp. Term Loan B, 3.000%, 02/06/20	1,508,451	1,499,966
Grosvenor Capital Management Holdings LLP Term Loan B, 3.750%, 01/04/21	2,319,188	2,313,389
Hamilton Lane Advisors LLC Term Loan, 5.250%, 02/28/18	570,937	573,792
Harbourvest Partners LLC Term Loan, 3.250%, 02/04/21	959,718	954,920
Home Loan Servicing Solutions, Ltd. Term Loan B, 4.500%, 06/19/20	1,042,125	1,045,043
International Lease Finance Corp. Term Loan B, 3.500%, 02/13/21	2,675,000	2,680,254
La Frontera Generation LLC Term Loan, 4.500%, 09/30/20	605,560	606,998
LPL Holdings, Inc.
Term Loan A, 3.500%, 03/29/17	484,375	486,040
Term Loan B, 3.250%, 03/29/19	3,437,775	3,437,239
MIPL (Lux) S.a.r.l. Term Loan B1, 4.000%, 03/09/20	517,614	519,555

MIST-176

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nuveen Investments, Inc. Term Loan, 4.153%, 05/15/17	7,025,000	$7,054,638
Ocwen Financial Corp. Term Loan, 5.000%, 02/15/18	1,188,000	1,194,920
Shield Finance Co. S.a.r.l. Term Loan, 5.000%, 01/27/21	750,000	755,625
TransUnion LLC Term Loan, 4.250%, 02/10/19	3,301,332	3,312,682
Walker & Dunlop, Inc. Term Loan B, 5.500%, 12/11/20	698,250	708,724
Walter Investment Management Corp. Term Loan, 4.750%, 12/11/20	2,258,313	2,248,786

		33,563,183

Electric—1.9%
AES Corp. Term Loan B, 3.750%, 06/01/18	2,525,161	2,538,489
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	1,017,313	1,001,871
Term Loan B2, 3.250%, 01/31/22	1,020,437	1,006,406
Calpine Corp.
Delayed Draw Term Loan, 4.000%, 10/30/20	374,063	375,699
Term Loan B1, 4.000%, 04/02/18	3,977,000	3,996,058
Term Loan B2, 4.000%, 04/02/18	875,250	879,444
Term Loan B3, 4.000%, 10/09/19	788,000	791,447
Dynegy Holdings, Inc. Term Loan B2, 4.000%, 04/23/20	946,692	951,595
EFS Cogen Holdings I, Inc. Term Loan B, 3.750%, 12/17/20	624,066	628,162
Equipower Resources Holdings LLC Term Loan C, 4.250%, 12/31/19	570,689	574,850
LSP Madison Funding LLC Term Loan, 5.500%, 06/28/19	298,467	299,586
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	4,036,601	4,008,095
Raven Power Finance LLC Term Loan, 5.250%, 12/19/20	1,620,938	1,642,212

		18,693,914

Electrical Components & Equipment—0.3%
Pelican Products, Inc. 1st Lien Term Loan, 7.250%, 07/11/18	810,563	816,642
Southwire Co. Term Loan, 3.250%, 02/11/21	425,000	424,962
Tallgrass Operations LLC Term Loan B, 4.250%, 11/13/18	2,037,634	2,058,010

		3,299,614

Electronics—2.5%
Aeroflex, Inc. Term Loan B, 4.500%, 11/11/19	1,783,830	1,802,560
Allflex Holdings III, Inc. 1st Lien Term Loan, 4.250%, 07/17/20	621,875	624,790

Electronics—(Continued)
CDW LLC Term Loan, 3.250%, 04/29/20	3,292,502	3,269,043
CompuCom Systems, Inc. Term Loan B, 4.250%, 05/11/20	2,262,925	2,261,981
Eagle Parent, Inc. Term Loan, 4.000%, 05/16/18	2,519,330	2,530,353
EIG Investors Corp. Term Loan, 5.000%, 11/09/19	4,935,200	4,976,843
Excelitas Technologies Corp. 1st Lien Term Loan, 6.000%, 10/30/20	1,845,838	1,857,375
Fender Musical Instruments Corp. Term Loan B, 5.750%, 04/03/19	423,938	426,714
Generac Power Systems, Inc. Term Loan B, 3.500%, 05/31/20	2,487,500	2,493,719
Sensata Technologies Finance Co. LLC Term Loan, 3.250%, 05/12/19	1,714,125	1,722,536
Sensus USA, Inc. 1st Lien Term Loan, 4.750%, 05/09/17	3,079,793	3,090,058

		25,055,972

Energy Equipment & Services—0.3%
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	3,067,313	3,063,751

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan B, 6.000%, 03/16/17	801,569	808,081

Entertainment—1.7%
Affinity Gaming LLC Term Loan B, 4.250%, 11/09/17	405,363	406,883
Bally Technologies, Inc. Term Loan B, 4.250%, 11/25/20	1,318,375	1,326,194
Cedar Fair L.P. Term Loan B, 3.250%, 03/06/20	1,178,762	1,183,624
Dave & Buster’s, Inc. Term Loan, 4.500%, 06/01/16	578,472	579,918
National CineMedia LLC Term Loan, 2.910%, 11/26/19	500,000	498,177
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	967,688	971,770
Scientific Games International, Inc. Term Loan B, 4.250%, 10/18/20	3,541,125	3,550,346
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.000%, 05/14/20	3,029,084	2,988,949
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.500%, 05/14/20	272,938	273,151
Seminole Tribe of Florida Term Loan, 3.000%, 04/29/20	604,500	603,934
Six Flags Theme Parks, Inc. Term Loan B, 3.501%, 12/20/18	2,022,213	2,033,891
U.S. Finco LLC 1st Lien Term Loan, 4.000%, 05/29/20	446,625	447,323
WMG Acquisition Corp. Term Loan, 3.750%, 07/01/20	1,995,000	1,988,455

		16,852,615

MIST-177

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.9%
ADS Waste Holdings, Inc. Term Loan, 3.750%, 10/09/19	5,310,287	$5,309,873
Darling International, Inc. Term Loan B, 3.250%, 01/06/21	750,000	751,632
Tervita Corp. Term Loan, 6.250%, 05/15/18	2,576,481	2,564,673

		8,626,178

Food—4.7%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	2,254,025	2,264,576
American Seafoods Group LLC Term Loan B, 4.500%, 03/18/18	388,125	387,883
Aramark Corp.
Extended Synthetic LOC 2, 3.734%, 07/26/16	154,267	154,460
Extended Synthetic LOC 3, 3.734%, 07/26/16	160,084	160,116
Big Heart Pet Brands Term Loan, 3.500%, 03/08/20	4,732,634	4,711,190
Blue Buffalo Co., Ltd. Term Loan B3, 4.000%, 08/08/19	1,231,336	1,244,419
Centerplate, Inc. Term Loan B, 4.753%, 11/13/19	471,250	474,784
Clearwater Seafoods L.P. Term Loan B, 4.750%, 06/24/19	446,625	449,603
CSM Bakery Supplies LLC 1st Lien Term Loan, 4.750%, 07/03/20	995,000	1,002,152
Del Monte Foods, Inc. 1st Lien Term Loan, 4.250%, 02/18/21	775,000	775,771
Diamond Foods, Inc. Term Loan, 4.250%, 08/20/18	225,000	226,029
Dole Food Co., Inc. Term Loan B, 4.500%, 11/01/18	2,867,813	2,884,302
H.J. Heinz Co. Term Loan B2, 3.500%, 06/05/20	10,197,938	10,267,416
High Liner Foods, Inc. Term Loan B, 4.750%, 12/31/17	581,799	585,071
JBS USA Holdings, Inc.
Incremental Term Loan, 3.750%, 09/18/20	1,592,000	1,590,249
Term Loan, 3.750%, 05/25/18	4,960,810	4,976,189
NPC International, Inc. Term Loan B, 4.000%, 12/28/18	2,116,151	2,130,700
Pinnacle Foods Finance LLC
Incremental Term Loan H, 3.250%, 04/29/20	696,500	694,324
Term Loan G, 3.250%, 04/29/20	3,663,000	3,650,898
Supervalu, Inc. Term Loan B, 4.500%, 03/21/19	3,615,547	3,625,999
U.S. Foods, Inc. Term Loan, 4.500%, 03/29/19	4,865,737	4,898,581

		47,154,712

Food Service—0.3%
OSI Restaurant Partners LLC Term Loan, 3.500%, 10/25/19	2,451,250	2,450,485
Sagittarius Restaurants LLC Term Loan, 6.269%, 10/01/18	541,714	544,874

		2,995,359

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC Term Loan B, 7.500%, 12/21/18	521,063	527,576

Hand/Machine Tools—0.2%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,690,481	1,677,802
Milacron LLC Term Loan, 4.000%, 03/30/20	521,000	522,303

		2,200,105

Healthcare-Products—2.8%
Alere, Inc.
Incremental Term Loan B2, 4.250%, 06/30/17	1,433,405	1,444,156
Term Loan B, 4.250%, 06/30/17	2,661,799	2,681,763
Term Loan B1, 4.250%, 06/30/17	537,625	541,990
Biomet, Inc. Term Loan B2, 3.662%, 07/25/17	7,400,252	7,418,242
BSN Medical, Inc. Term Loan B1B, 4.250%, 08/28/19	550,000	554,354
CeramTec Acquisition Corp. Term Loan B2, 4.250%, 08/28/20	31,512	31,590
CHG Buyer Corp. Term Loan, 4.250%, 11/19/19	838,886	842,556
Convatec, Inc. Term Loan, 4.000%, 12/22/16	3,234,053	3,244,160
DJO Finance LLC Term Loan B3, 4.750%, 09/15/17	2,770,081	2,784,798
Faenza Acquisition GmbH
Term Loan B1, 4.250%, 08/31/20	318,119	318,914
Term Loan B3, 4.250%, 08/28/20	97,340	97,583
Hologic, Inc. Term Loan B, 3.250%, 08/01/19	1,459,729	1,458,817
Kinetic Concepts, Inc. Term Loan E1, 4.000%, 05/04/18	4,849,404	4,869,738
Mallinckrodt International Finance S.A. Term Loan B, 3.500%, 03/19/21	1,675,000	1,678,010
Sage Products Holdings III LLC Term Loan B, 4.250%, 12/13/19	478,461	480,653

		28,447,324

Healthcare-Services—6.6%
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	1,191,002	1,192,677
Ardent Medical Services, Inc. Term Loan, 6.750%, 07/02/18	3,985,862	4,005,791
ATI Holdings, Inc. Term Loan, 5.000%, 12/20/19	419,688	425,983

MIST-178

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Community Health Systems, Inc.
Term Loan D, 4.250%, 01/27/21	8,049,349	$8,127,299
Term Loan E, 3.469%, 01/25/17	2,028,256	2,044,887
DaVita, Inc.
Term Loan B, 4.500%, 10/20/16	1,814,063	1,826,752
Term Loan B2, 4.000%, 11/01/19	2,987,188	3,009,057
Emdeon Business Services LLC Term Loan B2, 3.750%, 11/02/18	2,406,192	2,410,954
Envision Healthcare Corp. Term Loan, 4.000%, 05/25/18	5,375,897	5,388,498
Gentiva Health Services, Inc. Term Loan B, 6.500%, 10/18/19	2,445,125	2,424,750
HCA, Inc.
Extended Term Loan A2, 2.653%, 05/01/16	850,000	850,850
Extended Term Loan B4, 2.984%, 05/01/18	5,031,260	5,037,549
Term Loan B5, 2.903%, 03/31/17	5,149,125	5,153,955
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,525,651	1,533,517
IMS Health, Inc. Term Loan, 3.750%, 03/17/21	3,197,582	3,196,082
Kindred Healthcare, Inc. Term Loan B, 4.250%, 06/01/18	1,683,626	1,687,835
LHP Hospital Group, Inc. Term Loan, 9.000%, 07/03/18	841,826	822,885
Medpace, Inc. Term Loan, 6.250%, 06/16/17	403,319	404,328
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	1,411,648	1,422,235
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	1,026,315	1,030,163
National Mentor Holdings, Inc. Term Loan B, 4.750%, 01/27/21	575,000	579,912
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	2,660,729	2,691,138
Opal Acquisition, Inc. 1st Lien Term Loan, 5.000%, 11/27/20	1,770,563	1,779,691
Radnet Management, Inc. Term Loan B, 4.253%, 10/10/18	1,780,061	1,778,671
Select Medical Corp.
Term Loan B, 2.910%, 12/20/16	300,000	301,117
Term Loan B, 3.750%, 06/01/18	1,650,000	1,664,396
Sheridan Holdings, Inc. 1st Lien Term Loan, 4.500%, 06/29/18	614,475	619,851
Steward Health Care System LLC Term Loan B, 6.750%, 04/13/20	1,339,875	1,339,038
TriZetto Group, Inc. (The) Term Loan B, 4.750%, 05/02/18	1,667,739	1,665,238
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	1,617,872	1,618,884
Universal Health Services, Inc. Term Loan B, 2.405%, 11/15/16	455,469	458,526

		66,492,509

Holding Companies-Diversified—0.0%
ARG IH Corp. Term Loan B, 5.000%, 11/15/20	274,313	276,713

Home Furnishings—0.2%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	2,447,085	2,447,303

Hotels, Restaurants & Leisure—0.2%
CEC Entertainment Concepts L.P. Term Loan, 4.250%, 02/14/21	800,000	795,833
La Quinta Intermediate Holdings LLC Term Loan B, 0.000%, 02/19/21 (b)	1,275,000	1,277,192

		2,073,025

Household Products/Wares—0.7%
Polarpark, Inc. 1st Lien Canadian Borrower, 4.503%, 06/05/20	241,209	241,812
Prestige Brands, Inc. Term Loan, 3.750%, 01/31/19	206,913	208,154
Spectrum Brands, Inc. Term Loan C, 3.500%, 09/04/19	1,019,875	1,023,058
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	3,160,703	3,165,050
Sun Products Corp. (The) Term Loan, 5.500%, 03/23/20	2,128,500	2,034,491
WNA Holdings, Inc. 1st Lien U.S. Borrower, 4.500%, 06/07/20	131,003	131,330

		6,803,895

Industrial Conglomerates—0.1%
IG Investment Holdings LLC 1st Lien Term Loan, 5.250%, 10/31/19	1,412,792	1,425,154

Insurance—2.5%
Alliant Holdings I, Inc. Term Loan B, 4.250%, 12/20/19	2,883,394	2,898,676
AmWINS Group LLC Term Loan, 5.000%, 09/06/19	1,062,876	1,072,176
Asurion LLC
2nd Lien Term Loan, 8.500%, 03/03/21	1,125,000	1,164,141
Term Loan B1, 5.000%, 05/24/19	8,788,219	8,820,569
Term Loan B2, 4.250%, 07/08/20	942,875	940,125
CNO Financial Group, Inc.
Term Loan B1, 3.000%, 09/28/16	700,000	706,708
Term Loan B2, 3.750%, 09/20/18	1,854,397	1,861,351
Cooper Gay Swett & Crawford, Ltd. 1st Lien Term Loan, 5.000%, 04/16/20	471,438	468,491
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.000%, 12/10/19	1,884,269	1,896,046
Hub International, Ltd. Term Loan B, 4.750%, 10/02/20	2,860,625	2,873,140
StoneRiver Group L.P. 1st Lien Term Loan, 4.500%, 11/29/19	130,399	130,671

MIST-179

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
USI, Inc. Term Loan B, 4.250%, 12/27/19	2,049,140	$2,059,386

		24,891,480

Internet—2.0%
Ascend Learning, Inc. Term Loan B, 6.000%, 07/31/19	1,396,500	1,417,448
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	6,650,912	6,395,271
Go Daddy Operating Co. LLC Term Loan B3, 4.000%, 12/17/18	3,821,047	3,838,242
Micro Holding L.P. Term Loan, 6.250%, 03/18/19	1,905,750	1,918,852
RP Crown Parent LLC Term Loan, 6.000%, 12/21/18	3,666,486	3,661,331
Sabre, Inc. Term Loan B, 4.250%, 02/19/19	1,160,313	1,162,120
SurveyMonkey.com LLC Term Loan B, 5.500%, 02/05/19	544,500	546,528
Web.com Group, Inc. Term Loan B, 4.500%, 10/27/17	1,039,043	1,052,031

		19,991,823

Internet Software & Services—0.2%
Answers Corp. Term Loan B, 6.500%, 12/20/18	864,063	859,742
Dealertrack Technologies, Inc. Term Loan B, 3.500%, 02/26/21	550,000	553,208
Extreme Reach, Inc. 1st Lien Term Loan, 6.750%, 02/10/20	825,000	837,375

		2,250,325

Iron/Steel—0.1%
Essar Steel Algoma, Inc. Term Loan, 9.250%, 09/19/14	985,000	988,847
United Central Industrial Supply Co. LLC 1st Lien Term Loan, 7.500%, 10/09/18	437,393	432,472

		1,421,319

Leisure Time—1.5%
Bombardier Recreational Products, Inc. Term Loan B, 4.000%, 01/30/19	3,149,143	3,155,702
ClubCorp Club Operations, Inc. Term Loan, 4.000%, 07/24/20	2,643,047	2,652,958
Delta 2 (LUX) S.a.r.l. Term Loan B, 4.500%, 04/30/19	3,844,224	3,884,381
Equinox Holdings, Inc. Term Loan B, 4.251%, 01/31/20	2,160,731	2,174,236
SRAM LLC Term Loan B, 4.008%, 04/10/20	1,886,194	1,880,300
Town Sports International, Inc. Term Loan B, 4.500%, 11/16/20	1,296,750	1,284,593

		15,032,170

Lodging—1.6%
Boyd Gaming Corp. Term Loan B, 4.000%, 08/14/20	472,625	473,688
Caesars Entertainment Operating Co. Extended Term Loan B6, 5.489%, 01/26/18	1,437,103	1,358,961
CityCenter Holdings LLC Term Loan B, 5.000%, 10/16/20	897,750	906,260
Four Seasons Holdings, Inc. 1st Lien Term Loan, 3.500%, 06/27/20	696,500	699,983
Golden Nugget, Inc.
Delayed Draw Term Loan, 5.500%, 11/21/19	149,625	153,272
Term Loan B, 5.500%, 11/21/19	349,125	357,635
Hilton Worldwide Finance LLC Term Loan B2, 4.000%, 10/26/20	6,124,342	6,142,715
Las Vegas Sands LLC Term Loan B, 3.250%, 12/20/20	2,044,875	2,044,075
MGM Resorts International Term Loan B, 3.500%, 12/20/19	2,468,750	2,468,236
Playa Resorts Holding B.V. Term Loan B, 4.000%, 08/06/19	472,625	475,579
Sonifi Solutions, Inc. Term Loan, 6.750%, 03/28/18	810,300	316,017
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	398,000	399,866

		15,796,287

Machinery—0.6%
Allison Transmission, Inc.
Term Loan B2, 3.160%, 08/07/17	291,650	292,014
Term Loan B3, 3.750%, 08/23/19	4,884,130	4,896,340
Paladin Brands Holding, Inc. Term Loan B, 6.750%, 08/16/19	715,938	719,965

		5,908,319

Machinery - Construction & Mining—0.1%
Terex Corp. Term Loan, 3.500%, 04/28/17	501,013	503,831

Machinery - Diversified—0.4%
Alliance Laundry Systems LLC Term Loan, 4.250%, 12/10/18	1,273,112	1,278,946
CPM Acquisition Corp. 1st Lien Term Loan, 6.250%, 08/29/17	450,290	454,793
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	1,791,000	1,792,456
Manitowoc Co., Inc. (The) Term Loan B, 3.250%, 01/03/21	350,000	350,757
WTG Holdings III Corp. 1st Lien Term Loan, 4.750%, 01/15/21	423,938	426,852

		4,303,804

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 4.000%, 03/03/21	1,700,000	1,698,937

MIST-180

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—7.1%
Acosta, Inc. Term Loan B, 4.250%, 03/02/18	5,242,924	$5,281,428
Advanstar Communications, Inc. 1st Lien Term Loan, 5.500%, 04/29/19	742,500	747,141
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 12/18/17	5,312,357	5,342,239
AMC Entertainment, Inc. Term Loan, 3.500%, 04/30/20	2,351,250	2,355,170
Atlantic Broadband Finance LLC Term Loan B, 3.250%, 12/02/19	812,625	812,189
AVSC Holding Corp. 1st Lien Term Loan, 4.500%, 01/22/21	450,000	453,375
Bragg Communications, Inc. Term Loan B, 3.500%, 02/28/18	392,000	392,735
Cequel Communications LLC Term Loan B, 3.500%, 02/14/19	6,051,500	6,062,828
Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	1,315,063	1,305,857
Term Loan F, 3.000%, 01/03/21	2,763,491	2,744,147
Clear Channel Communications, Inc. Extended Term Loan E, 7.653%, 07/30/19	425,533	425,799
Term Loan B, 3.803%, 01/29/16	23,042	22,792
Term Loan D, 6.903%, 01/30/19	1,323,104	1,297,717
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.500%, 12/20/19	1,458,920	1,455,272
Crown Media Holdings, Inc. Term Loan B, 4.000%, 07/14/18	677,847	679,542
CSC Holdings, Inc. Term Loan B, 2.653%, 04/17/20	3,250,438	3,217,680
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,661,294	4,704,005
Entercom Radio LLC Term Loan B, 4.002%, 11/23/18	403,333	406,190
Entravision Communications Corp. Term Loan, 3.500%, 05/29/20	2,130,333	2,107,256
Gray Television, Inc. Term Loan B, 4.500%, 10/15/19	143,243	144,246
Information Resources, Inc. Term Loan B, 4.750%, 09/30/20	1,243,750	1,251,523
ION Media Networks, Inc. Term Loan, 5.000%, 12/18/20	1,620,938	1,641,199
Kasima LLC Term Loan B, 3.250%, 05/17/21	950,000	949,406
LIN Television Corp. Term Loan B, 4.000%, 12/21/18	537,638	540,743
Media General, Inc. Delayed Draw Term Loan B, 4.250%, 07/31/20	1,056,497	1,067,056
Mediacom Illinois LLC Term Loan E, 4.500%, 10/23/17	482,456	484,362
Mission Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	801,569	804,568
Nexstar Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	908,992	912,393

Media—(Continued)
Nielsen Finance LLC Term Loan E, 2.904%, 05/02/16	5,308,780	5,322,466
Nine Entertainment Group Pty, Ltd. Term Loan B, 3.250%, 02/05/20	2,700,231	2,690,105
Penton Media, Inc. 1st Lien Term Loan, 5.500%, 10/01/19	597,000	603,965
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	2,091,490	2,093,059
Raycom TV Broadcasting, Inc. Term Loan B, 4.250%, 05/31/17	802,313	806,074
Regal Cinemas, Inc. Term Loan B, 2.709%, 08/23/17	2,491,313	2,506,096
Rentpath, Inc. Term Loan B, 6.250%, 05/29/20	1,017,313	1,000,120
Sinclair Television Group, Inc. Term Loan B, 3.000%, 04/09/20	470,255	466,493
Springer Science + Business Media Deutschland GmbH Term Loan B2, 5.000%, 08/14/20	2,089,500	2,094,724
Sterling Entertainment Enterprises LLC Term Loan A, 3.160%, 12/28/17 (e)	735,000	721,035
TWCC Holdings Corp. 2nd Lien Term Loan, 7.000%, 06/26/20	700,000	682,500
Univision Communications, Inc. Term Loan C4, 4.000%, 03/01/20	4,784,614	4,789,102

		71,384,597

Metal Fabricate/Hardware—1.4%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	1,884,082	1,898,213
Constellium Holdco B.V. Term Loan B, 6.000%, 03/25/20	495,000	506,447
Grede LLC Term Loan B, 4.500%, 05/02/18	1,855,394	1,864,671
JFB Firth Rixson, Inc. Term Loan, 4.250%, 06/30/17	1,288,712	1,294,618
JMC Steel Group, Inc. Term Loan, 4.750%, 04/03/17	3,434,030	3,468,370
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	4,552,125	4,565,627
WireCo WorldGroup, Inc. Term Loan, 6.000%, 02/15/17	615,625	621,396

		14,219,342

Mining—1.6%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/28/19	7,125,916	7,189,380
Neenah Foundry Co. Term Loan, 6.750%, 04/26/17	1,834,891	1,834,891
Noranda Aluminum Acquisition Corp. Term Loan B, 5.750%, 02/28/19	980,000	940,391
Novelis, Inc. Term Loan, 3.750%, 03/10/17	3,796,134	3,802,777
Waupaca Foundry, Inc. Term Loan, 4.000%, 06/29/17	2,057,242	2,062,385

		15,829,824

MIST-181

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Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.6%
Filtration Group Corp. 1st Lien Term Loan, 4.500%, 11/21/20	299,250	$301,869
Husky Injection Molding Systems, Ltd. Term Loan B, 4.250%, 06/29/18	3,111,154	3,124,766
RGIS Services LLC Term Loan C, 5.500%, 10/18/17	2,767,202	2,781,038

		6,207,673

Multi-Utilities—0.0%
PowerTeam Services LLC 1st Lien Term Loan, 4.250%, 05/06/20	264,667	264,005
Delayed Draw Term Loan, 3.679%, 05/06/20 (c)	33,000	32,917

		296,922

Office/Business Equipment—0.6%
Quintiles Transnational Corp. Term Loan B3, 3.750%, 06/08/18	6,194,221	6,205,836

Oil & Gas—2.2%
Bronco Midstream Funding LLC Term Loan B, 5.000%, 08/17/20	2,679,508	2,696,255
Citgo Petroleum Corp. Term Loan B, 8.000%, 06/24/15	84,375	85,113
Term Loan C, 9.000%, 06/23/17	1,345,714	1,364,218
Crestwood Holdings LLC Term Loan B1, 7.000%, 06/19/19	1,877,787	1,914,169
Emerald Expositions Holdings, Inc. Term Loan B, 5.500%, 06/17/20	1,068,563	1,078,803
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 09/28/18	1,070,250	1,073,595
2nd Lien Term Loan, 8.375%, 09/30/20	675,000	703,868
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	7,949,324	7,999,007
Obsidian Natural Gas Trust Term Loan, 7.000%, 11/02/15	1,350,217	1,367,095
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	957,188	964,766
Samson Investments Co. 2nd Lien Term Loan, 5.000%, 09/25/18	825,000	833,559
Sheridan Production Partners I LLC Term Loan B2, 4.250%, 10/01/19	1,913,370	1,925,928
Term Loan B2 I-A, 4.250%, 09/25/19	253,537	255,201
Term Loan B2 I-M, 4.250%, 09/25/19	154,862	155,878

		22,417,455

Packaging & Containers—1.7%
Berry Plastics Holding Corp. Term Loan D, 3.500%, 02/07/20	4,088,712	4,076,667
Term Loan E, 3.750%, 01/06/21	3,722,501	3,718,139
BWAY Holding Co., Inc. Term Loan B, 4.500%, 08/07/17	2,616,875	2,635,274
Multi Packaging Solutions, Inc. Term Loan B, 4.250%, 09/30/20	350,000	351,750

Packaging & Containers—(Continued)
Reynolds Group Holdings, Inc. Term Loan, 4.000%, 12/01/18	5,382,011	5,408,501
TricorBraun, Inc. Term Loan B, 4.000%, 05/03/18	594,401	597,188

		16,787,519

Pharmaceuticals—2.6%
Akorn, Inc. Term Loan B, 0.000%, 08/27/20 (b)	750,000	760,538
Alkermes, Inc. Term Loan, 3.500%, 09/18/19	370,301	371,535
Amneal Pharmaceuticals LLC Term Loan, 5.753%, 11/01/19	572,124	577,130
Auxilium Pharmaceuticals, Inc. Term Loan B, 6.250%, 04/26/17	546,520	554,717
Endo Luxembourg Finance Co. I S.a r.l. Term Loan B, 3.250%, 02/28/21	425,000	424,380
Grifols Worldwide Operations USA, Inc. Term Loan B, 0.000%, 02/27/21 (b)	5,200,000	5,203,250
JLL/Delta Dutch Newco B.V. Term Loan, 4.250%, 03/11/21	2,950,000	2,939,734
Par Pharmaceutical Cos., Inc. Term Loan B2, 4.000%, 09/30/19	1,930,815	1,936,325
Pharmaceutical Product Development LLC Term Loan B, 4.000%, 12/05/18	1,826,875	1,834,488
PharMedium Healthcare Corp. 1st Lien Term Loan, 4.250%, 01/28/21	300,000	300,938
Salix Pharmaceuticals, Ltd. Term Loan, 4.250%, 01/02/20	740,625	748,263
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 02/13/19	1,692,538	1,701,001
Term Loan B, 3.750%, 12/11/19	4,580,250	4,603,151
Term Loan B, 3.750%, 08/05/20	4,390,948	4,417,241

		26,372,691

Pipelines—0.2%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	1,275,000	1,273,841
Ruby Western Pipeline Holdings LLC Term Loan B, 3.500%, 03/27/20	435,802	435,938

		1,709,779

Real Estate—0.7%
MCS AMS Sub-Holdings LLC Term Loan B, 7.000%, 10/15/19	600,000	585,000
RE/MAX International, Inc. Term Loan B, 4.000%, 07/31/20	1,786,500	1,789,269
Realogy Corp. Term Loan B, 3.750%, 03/05/20	3,990,009	4,014,947
Starwood Property Trust, Inc. Term Loan B, 3.500%, 04/17/20	1,068,230	1,065,782

		7,454,998

MIST-182

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—7.3%
99 Cents Only Stores Term Loan, 4.500%, 01/11/19	2,423,186	$2,445,588
Albertson’s LLC Term Loan B1, 4.250%, 03/21/16	420,436	423,379
Term Loan B2, 4.750%, 03/21/19	673,318	679,209
Bass Pro Group LLC Term Loan, 3.750%, 11/20/19	2,611,609	2,624,938
Burger King Corp. Term Loan B, 3.750%, 09/28/19	2,659,500	2,677,577
David’s Bridal, Inc. Term Loan B, 5.032%, 10/11/19	641,875	644,984
DineEquity, Inc. Term Loan B2, 3.750%, 10/19/17	2,597,617	2,609,909
Dunkin’ Brands, Inc. Term Loan B4, 3.250%, 02/07/21	6,036,926	6,006,742
Evergreen Acquisition Co. 1 L.P. Term Loan, 5.003%, 07/09/19	640,270	643,472
General Nutrition Centers, Inc. Term Loan, 3.250%, 03/04/19	6,356,702	6,339,781
Harbor Freight Tools USA, Inc. 1st Lien Term Loan, 4.750%, 07/26/19	1,094,500	1,106,984
Hudson’s Bay Co. 1st Lien Term Loan, 4.750%, 11/04/20	3,746,250	3,804,084
J Crew Group, Inc. Term Loan B, 4.080%, 03/05/21	3,150,000	3,147,540
Jo-Ann Stores, Inc. Term Loan, 4.000%, 03/16/18	2,740,205	2,741,885
Landry’s, Inc. Term Loan B, 4.000%, 04/24/18	2,371,153	2,389,233
Michaels Stores, Inc. Term Loan, 3.750%, 01/28/20	2,481,250	2,488,118
NBTY, Inc. Term Loan B2, 3.500%, 10/01/17	8,115,571	8,149,048
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	4,413,938	4,436,351
Ollie’s Bargain Outlet, Inc. Term Loan, 5.253%, 09/27/19	469,065	472,583
P.F. Chang’s China Bistro, Inc. Term Loan B, 4.250%, 07/02/19	385,246	387,649
Pantry, Inc. (The) Term Loan B, 4.750%, 08/02/19	418,625	422,811
Party City Holdings, Inc. Term Loan, 4.000%, 07/27/19	1,333,159	1,336,652
Pep Boys-Manny, Moe & Jack (The) Term Loan B, 4.250%, 10/11/18	444,375	448,819
Petco Animal Supplies, Inc. Term Loan, 4.000%, 11/24/17	3,691,159	3,705,577
Pilot Travel Centers LLC Term Loan B, 3.750%, 03/30/18	4,292,927	4,318,826
Term Loan B2, 4.250%, 08/07/19	443,250	446,159
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	450,000	461,362
Term Loan 7, 3.500%, 02/21/20	3,721,875	3,723,040
Serta Simmons Holdings LLC Term Loan, 4.250%, 10/01/19	1,527,119	1,534,612

Retail—(Continued)
Toys “R” Us Property Co. I LLC Term Loan B, 6.000%, 08/21/19	1,596,000	1,534,155
Wendy’s International, Inc. Term Loan B, 3.250%, 05/15/19	1,306,612	1,305,446

		73,456,513

Semiconductors—0.7%
Entegris, Inc. Term Loan B, 0.000%, 02/04/21 (b)	525,000	525,000
Freescale Semiconductor, Inc. Term Loan B4, 4.250%, 02/28/20	2,399,086	2,409,831
Microsemi Corp. Term Loan B1, 3.250%, 02/19/20	1,213,898	1,216,326
NXP B.V. Term Loan D, 3.750%, 01/11/20	2,114,375	2,110,411
Spansion LLC Term Loan, 3.750%, 12/13/18	1,012,221	1,016,017

		7,277,585

Software—4.5%
Activision Blizzard, Inc. Term Loan B, 3.250%, 10/12/20	2,966,250	2,970,412
Applied Systems, Inc. 1st Lien Term Loan, 4.250%, 01/25/21	922,688	928,454
CCC Information Services, Inc. Term Loan, 4.000%, 12/20/19	419,997	420,781
Cinedigm Digital Funding I LLC Term Loan, 3.750%, 04/29/16	1,342,535	1,345,052
First Data Corp. Extended Term Loan B, 4.155%, 03/23/18	4,023,844	4,039,280
Term Loan, 4.155%, 09/24/18	1,850,000	1,857,130
Term Loan B, 3.655%, 03/24/17	500,000	500,000
Hyland Software, Inc. Term Loan B, 4.750%, 02/19/21	496,500	501,982
Infor (U.S.), Inc. Term Loan B3, 3.750%, 06/03/20	442,680	441,850
Term Loan B5, 3.750%, 06/03/20	8,525,478	8,512,690
ION Trading Technologies S.a.r.l. 1st Lien Term Loan, 4.500%, 05/22/20	585,938	589,051
Kronos, Inc. Term Loan, 4.500%, 10/30/19	3,679,877	3,716,102
Magic Newco LLC 1st Lien Term Loan, 5.000%, 12/12/18	2,224,969	2,250,347
MedAssets, Inc. Term Loan B, 4.000%, 12/13/19	362,500	364,385
Open Text Corp. Term Loan B, 3.250%, 01/16/21	1,022,438	1,025,526
Renaissance Learning, Inc. 1st Lien Term Loan B, 6.250%, 10/16/20	845,750	850,331
2nd Lien Term Loan, 10.000%, 04/16/21	2,000,000	2,042,500
Rocket Software, Inc. Term Loan, 5.750%, 02/08/18	415,444	416,483
Rovi Solutions Corp. Term Loan B3, 3.500%, 03/29/19	658,756	659,151

MIST-183

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Serena Software, Inc. Extended Term Loan, 4.155%, 03/10/16	1,700,000	$1,698,937
Term Loan B, 5.000%, 03/10/16	325,000	324,526
Sophia L.P. Term Loan B, 4.000%, 07/19/18	1,226,905	1,229,589
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B2, 3.250%, 06/07/19	90,902	91,053
SS&C Technologies, Inc. Term Loan B1, 3.250%, 06/07/19	878,719	880,504
SumTotal Systems LLC 1st Lien Term Loan, 6.250%, 11/16/18	1,190,144	1,185,681
Sybil Software LLC Term Loan, 0.000%, 03/18/20 (b)	1,525,000	1,522,458
Transfirst Holdings, Inc. Term Loan B2, 4.000%, 12/27/17	970,283	973,921
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	1,022,649	1,028,083
Wall Street Systems, Inc. 1st Lien Term Loan, 9.500%, 10/25/19	1,952,292	1,966,935
Websense, Inc. Term Loan B, 4.500%, 06/25/20	794,000	801,940

		45,135,134

Telecommunications—4.4%
Arris Group, Inc. Term Loan B, 3.500%, 04/17/20	1,705,102	1,699,774
Cellular South, Inc. Term Loan, 3.250%, 05/22/20	371,250	370,786
CommScope, Inc. Term Loan B4, 3.250%, 01/26/18	1,243,750	1,251,135
Crown Castle Operating Co. Term Loan B2, 3.250%, 01/31/21	3,474,833	3,468,102
Genesys Telecom Holdings U.S., Inc. Term Loan B, 4.000%, 02/07/20	1,535,679	1,537,598
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	8,125,000	8,155,428
MCC Iowa LLC Term Loan D1, 1.880%, 01/31/15	854,565	854,914
Term Loan H, 3.250%, 01/29/21	942,875	937,571
Syniverse Holdings, Inc. Term Loan, 4.000%, 04/23/19	1,751,683	1,756,062
Term Loan B, 4.000%, 04/23/19	1,163,426	1,166,820
Telesat Canada Term Loan B2, 3.500%, 03/28/19	3,660,092	3,665,813
UPC Financing Partnership Term Loan AH, 3.250%, 06/30/21	4,028,489	4,025,971
Virgin Media Investment Holdings, Ltd. Term Loan B, 3.500%, 06/08/20	5,975,000	5,968,278
WaveDivision Holdings LLC Term Loan B, 4.000%, 10/15/19	296,250	296,865
West Corp. Term Loan B10, 3.250%, 06/30/18	5,166,403	5,144,203
Windstream Corp. Term Loan B5, 3.500%, 08/08/19	886,528	888,052

Telecommunications—(Continued)
Ziggo NV Term Loan B1, 0.000%, 01/15/22 (b)	961,447	953,710
Term Loan B2, 0.000%, 01/15/22 (b)	619,574	614,589
Term Loan B3, 0.000%, 01/15/22 (b)	1,018,979	1,010,779

		43,766,450

Trading Companies & Distributors—0.0%
STS Operating, Inc. Term Loan, 4.750%, 02/19/21	325,000	327,641

Transportation—0.2%
Atlantic Aviation FBO, Inc. Term Loan B, 3.250%, 06/01/20	646,315	646,315
Swift Transportation Co., Inc. Term Loan B2, 4.000%, 12/21/17	1,142,433	1,154,429

		1,800,744

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.250%, 03/24/21	1,975,000	1,971,297

Total Floating Rate Loans (Cost $957,134,076)		956,041,002

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (e) (f) (Cost $56,519)	71,875	57,011

Short-Term Investment—5.5%

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $54,792,000 on 04/01/14, collateralized by $55,820,000 U.S. Treasury Note at 1.000% due 03/31/17 with a value of $55,889,775.	54,792,000	54,792,000

Total Short-Term Investment (Cost $54,792,000)		54,792,000

Total Investments—100.8% (Cost $1,011,982,595)		1,010,890,013
Unfunded Loan Commitments—(0.0)% (Cost $(235,938))		(235,938)

Net Investments—100.8% (Cost $1,011,746,657) (g)		1,010,654,075
Other assets and liabilities (net)—(0.8)%		(7,547,699)

Net Assets—100.0%		$1,003,106,376

MIST-184

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after March 31, 2014, at which time the interest rate will be determined.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.1% of net assets.
(f)	Illiquid security. As of March 31, 2014, these securities represent 0.0% of net assets.
(g)	As of March 31, 2014, the aggregate cost of investments was $1,011,746,657. The aggregate unrealized appreciation and depreciation of investments were $4,052,036 and $(5,144,618), respectively, resulting in net unrealized depreciation of $(1,092,582).

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,886,123	$—	$3,886,123
Aerospace/Defense	—	18,310,416	—	18,310,416
Auto Components	—	702,625	—	702,625
Auto Manufacturers	—	8,925,165	—	8,925,165
Auto Parts & Equipment	—	29,026,927	—	29,026,927
Beverages	—	1,277,352	—	1,277,352
Biotechnology	—	908,212	—	908,212
Building Materials	—	5,249,858	—	5,249,858
Capital Markets	—	5,628,767	—	5,628,767
Chemicals (Less Unfunded Loan Commitments of $217,105)	—	39,837,066	—	39,837,066
Coal	—	11,539,527	—	11,539,527
Commercial Services	—	61,705,783	—	61,705,783
Communications Equipment	—	2,853,281	—	2,853,281
Computers	—	26,933,151	—	26,933,151
Construction Materials	—	2,425,344	—	2,425,344
Cosmetics/Personal Care	—	1,200,741	—	1,200,741
Distribution/Wholesale	—	8,706,394	—	8,706,394

MIST-185

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Distributors	$—	$251,406	$—	$251,406
Diversified Consumer Services	—	1,228,481	—	1,228,481
Diversified Financial Services	—	33,563,183	—	33,563,183
Electric	—	18,693,914	—	18,693,914
Electrical Components & Equipment	—	3,299,614	—	3,299,614
Electronics	—	25,055,972	—	25,055,972
Energy Equipment & Services	—	3,063,751	—	3,063,751
Engineering & Construction	—	808,081	—	808,081
Entertainment	—	16,852,615	—	16,852,615
Environmental Control	—	8,626,178	—	8,626,178
Food	—	47,154,712	—	47,154,712
Food Service	—	2,995,359	—	2,995,359
Forest Products & Paper	—	527,576	—	527,576
Hand/Machine Tools	—	2,200,105	—	2,200,105
Healthcare-Products	—	28,447,324	—	28,447,324
Healthcare-Services	—	66,492,509	—	66,492,509
Holding Companies-Diversified	—	276,713	—	276,713
Home Furnishings	—	2,447,303	—	2,447,303
Hotels, Restaurants & Leisure	—	2,073,025	—	2,073,025
Household Products/Wares	—	6,803,895	—	6,803,895
Industrial Conglomerates	—	1,425,154	—	1,425,154
Insurance	—	24,891,480	—	24,891,480
Internet	—	19,991,823	—	19,991,823
Internet Software & Services	—	2,250,325	—	2,250,325
Iron/Steel	—	1,421,319	—	1,421,319
Leisure Time	—	15,032,170	—	15,032,170
Lodging	—	15,796,287	—	15,796,287
Machinery	—	5,908,319	—	5,908,319
Machinery-Construction & Mining	—	503,831	—	503,831
Machinery-Diversified	—	4,303,804	—	4,303,804
Marine	—	1,698,937	—	1,698,937
Media	—	70,663,562	721,035	71,384,597
Metal Fabricate/Hardware	—	14,219,342	—	14,219,342
Mining	—	15,829,824	—	15,829,824
Miscellaneous Manufacturing	—	6,207,673	—	6,207,673
Multi-Utilities (Less Unfunded Loan Commitments of $18,833)	—	278,089	—	278,089
Office/Business Equipment	—	6,205,836	—	6,205,836
Oil & Gas	—	22,417,455	—	22,417,455
Packaging & Containers	—	16,787,519	—	16,787,519
Pharmaceuticals	—	26,372,691	—	26,372,691
Pipelines	—	1,709,779	—	1,709,779
Real Estate	—	7,454,998	—	7,454,998
Retail	—	73,456,513	—	73,456,513
Semiconductors	—	7,277,585	—	7,277,585
Software	—	45,135,134	—	45,135,134
Telecommunications	—	43,766,450	—	43,766,450
Trading Companies & Distributors	—	327,641	—	327,641
Transportation	—	1,800,744	—	1,800,744
Wireless Telecommunication Services	—	1,971,297	—	1,971,297
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	955,084,029	721,035	955,805,064
Total Corporate Bonds & Notes*	—	—	57,011	57,011
Total Short-Term Investment*	—	54,792,000	—	54,792,000
Total Net Investments	$—	$1,009,876,029	$778,046	$1,010,654,075

*	See Schedule of Investments for additional detailed categorizations.

MIST-186

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts/ (Premiums)	Change in Unrealized Appreciation	Balance as of March 31, 2014	Change in Unrealized Appreciation from Investments still held at March 31, 2014
Corporate Bonds & Notes
Aerospace/Defense	$55,113	$(67)	$1,965	$57,011	$1,965
Floating Rate Loans
Media	718,463	793	1,779	721,035	1,779

	$773,576	$726	$3,744	$778,046	$3,744

MIST-187

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—34.3% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Boeing Co. (The) 0.950%, 05/15/18	1,500,000	$1,450,116

Agriculture—0.6%
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	4,000,000	3,998,064
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	4,004,307
Reynolds American, Inc. 1.050%, 10/30/15	1,000,000	999,219

		9,001,590

Auto Manufacturers—0.5%
Hyundai Capital America
1.450%, 02/06/17 (144A)	7,000,000	6,963,397
4.000%, 06/08/17 (144A)	300,000	319,838

		7,283,235

Banks—10.8%
AIB Mortgage Bank
2.625%, 07/29/16 (EUR)	3,000,000	4,268,509
3.125%, 09/10/18 (EUR)	600,000	878,872
4.875%, 06/29/17 (EUR)	4,050,000	6,198,312
ANZ New Zealand International, Ltd. 1.400%, 04/27/17 (144A)	7,500,000	7,476,525
Banco Bradesco S.A. of the Cayman Islands 2.336%, 05/16/14 (144A) (a)	4,200,000	4,201,352
Banco Popolare SC 4.750%, 03/31/16 (EUR)	3,300,000	4,830,898
Bank of America Corp. 1.279%, 01/15/19 (a)	6,600,000	6,673,854
Bank of Ireland Mortgage Bank
2.750%, 03/22/18 (EUR)	5,000,000	7,237,372
3.250%, 06/22/15 (EUR)	2,500,000	3,535,634
BB&T Corp. 0.897%, 02/01/19 (a)	8,000,000	8,003,824
2.050%, 06/19/18	1,000,000	1,000,328
BNP Paribas S.A. 2.700%, 08/20/18	2,700,000	2,753,609
CIT Group, Inc.
3.875%, 02/19/19	2,600,000	2,628,449
4.250%, 08/15/17	700,000	733,250
5.000%, 05/15/17	400,000	427,500
5.250%, 03/15/18	500,000	537,500
Citigroup, Inc. 0.505%, 06/09/16 (a)	6,400,000	6,321,939
Export-Import Bank of Korea 0.992%, 01/14/17 (a)	1,000,000	1,005,498
Fifth Third Bank 0.746%, 11/18/16 (a)	7,300,000	7,327,375
Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	4,200,000	4,313,471
5.125%, 10/16/14 (EUR)	3,000,000	4,234,619

Banks—(Continued)
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,357,500
Intesa Sanpaolo S.p.A. 2.250%, 09/24/18 (EUR)	3,000,000	4,286,595
JPMorgan Chase & Co.
3.700%, 01/20/15	5,000,000	5,125,860
6.125%, 04/01/14 (EUR)	1,500,000	2,066,474
Korea Development Bank (The) 3.000%, 03/17/19	2,800,000	2,864,652
Morgan Stanley 1.519%, 04/25/18 (a)	6,500,000	6,626,718
Nykredit Realkredit AS 2.000%, 04/01/14 (DKK)	45,000,000	8,303,579
PNC Bank N.A. 1.125%, 01/27/17	6,750,000	6,726,902
PNC Funding Corp. 2.700%, 09/19/16	1,300,000	1,351,178
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,136,326
Royal Bank of Canada 0.605%, 03/08/16 (a)	3,000,000	3,010,413
Royal Bank of Scotland plc (The)
4.875%, 08/25/14 (144A)	4,200,000	4,267,990
6.934%, 04/09/18 (EUR)	1,500,000	2,356,992
U.S. Bank N.A. 3.778%, 04/29/20 (a)	1,000,000	1,029,029
UniCredit S.p.A. 3.375%, 10/31/17 (EUR)	2,000,000	2,967,595
Union Bank N.A. 0.985%, 09/26/16 (a)	2,000,000	2,019,766
Wachovia Corp. 0.609%, 10/15/16 (a)	8,500,000	8,468,236

		153,554,495

Beverages—0.9%
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18	4,000,000	3,996,000
Constellation Brands, Inc.
7.250%, 09/01/16	2,000,000	2,255,000
7.250%, 05/15/17	2,000,000	2,320,000
Heineken NV 0.800%, 10/01/15 (144A)	4,000,000	4,005,932

		12,576,932

Biotechnology—0.3%
Celgene Corp. 2.300%, 08/15/18	3,000,000	3,002,256
Gilead Sciences, Inc. 3.050%, 12/01/16	1,000,000	1,051,530

		4,053,786

Building Materials—0.1%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	1,200,000	1,305,000

MIST-188

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—0.1%
Peabody Energy Corp. 7.375%, 11/01/16	1,500,000	$1,680,000

Commercial Services—0.3%
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,299,569

Computers—0.6%
Apple, Inc. 0.488%, 05/03/18 (a)	9,000,000	9,003,915

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 2.375%, 03/15/16	3,400,000	3,454,971
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,927,880

		5,382,851

Diversified Financial Services—2.4%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	3,500,000	3,463,369
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	4,100,123
Ford Motor Credit Co. LLC
2.375%, 01/16/18	2,000,000	2,016,864
7.000%, 04/15/15	12,000,000	12,765,360
GE Capital European Funding
2.000%, 02/27/15 (EUR)	3,000,000	4,190,372
4.625%, 07/04/14 (EUR)	3,000,000	4,177,022
John Deere Capital Corp. 1.300%, 03/12/18	1,100,000	1,084,057
SLM Corp.
5.500%, 01/15/19	1,100,000	1,163,250
8.450%, 06/15/18	500,000	588,750

		33,549,167

Electric—1.2%
Duke Energy Corp. 2.100%, 06/15/18	1,100,000	1,103,446
GDF Suez 1.625%, 10/10/17 (144A)	1,000,000	1,000,890
Georgia Power Co. 0.625%, 11/15/15	1,000,000	999,436
Korea Hydro & Nuclear Power Co., Ltd. 6.250%, 06/17/14 (144A)	4,300,000	4,347,782
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	3,100,000	3,221,467
Southern Co. (The) 2.450%, 09/01/18	3,000,000	3,042,528
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	2,000,000	1,948,194
Virginia Electric and Power Co. 1.200%, 01/15/18	900,000	881,252

		16,544,995

Electronics—0.1%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	1,000,000	993,950

Engineering & Construction—0.0%
Abengoa Finance SAU 8.875%, 11/01/17 (144A)	500,000	561,250

Food—0.8%
Dean Foods Co. 7.000%, 06/01/16	1,771,000	1,948,100
Kraft Foods Group, Inc.
1.625%, 06/04/15	3,000,000	3,033,660
2.250%, 06/05/17	3,000,000	3,075,168
Mondelez International, Inc. 0.775%, 02/01/19 (a)	2,000,000	1,986,794
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,008,787

		11,052,509

Healthcare-Products—0.4%
Baxter International, Inc.
1.850%, 06/15/18	3,400,000	3,380,668
3.200%, 06/15/23	500,000	487,717
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,409,692

		5,278,077

Healthcare-Services—0.1%
Aetna, Inc. 1.500%, 11/15/17	1,000,000	997,933
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	1,012,133

		2,010,066

Holding Companies-Diversified—0.2%
Hutchison Whampoa International 09/16, Ltd. 4.625%, 09/11/15 (144A)	2,000,000	2,103,892
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	400,000	420,226

		2,524,118

Home Builders—1.5%
Centex Corp.
5.250%, 06/15/15	3,000,000	3,142,500
6.500%, 05/01/16	6,000,000	6,600,000
DR Horton, Inc.
4.750%, 05/15/17	2,000,000	2,120,000
5.625%, 01/15/16	3,425,000	3,651,906
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,240,000

		21,754,406

MIST-189

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.500%, 05/15/18	2,000,000	$2,097,500

Insurance—1.3%
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	3,974,560
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	3,500,000	3,409,987
Prudential Covered Trust 2.997%, 09/30/15 (144A)	7,968,000	8,179,041
Prudential Financial, Inc. 1.016%, 08/15/18 (a)	3,000,000	3,003,933

		18,567,521

Iron/Steel—0.1%
ArcelorMittal 5.000%, 02/25/17	2,000,000	2,122,500

Leisure Time—0.2%
Carnival Corp. 3.950%, 10/15/20	2,800,000	2,854,690

Media—0.6%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	2,700,000	2,758,935
NBCUniversal Enterprise, Inc. 0.924%, 04/15/18 (144A) (a)	3,000,000	3,017,616
Viacom, Inc.
2.200%, 04/01/19	2,100,000	2,082,121
2.500%, 09/01/18	500,000	505,605

		8,364,277

Mining—0.5%
FMG Resources (August 2006) Pty, Ltd.
6.000%, 04/01/17 (144A)	900,000	947,250
6.875%, 02/01/18 (144A)	500,000	526,875
Rio Tinto Finance USA plc 1.625%, 08/21/17	2,600,000	2,604,865
Xstrata Finance Canada, Ltd. 2.050%, 10/23/15 (144A)	3,000,000	3,034,482

		7,113,472

Oil & Gas—3.4%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,020,370
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,685,211
BP Capital Markets plc 0.700%, 11/06/15	4,000,000	4,005,688
Canadian Natural Resources, Ltd. 0.609%, 03/30/16 (a)	4,000,000	3,998,040

Oil & Gas—(Continued)
Chesapeake Energy Corp.
6.500%, 08/15/17	500,000	561,250
9.500%, 02/15/15	1,500,000	1,599,375
Chevron Corp. 1.104%, 12/05/17	6,000,000	5,947,512
CNPC General Capital, Ltd. 1.950%, 04/16/18 (144A)	1,500,000	1,466,727
CNPC HK Overseas Capital, Ltd. 3.125%, 04/28/16 (144A)	500,000	516,491
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	2,300,000	2,237,325
ONGC Videsh, Ltd. 2.500%, 05/07/18	1,500,000	1,443,690
Petrobras Global Finance B.V. 3.113%, 03/17/20 (a)	4,100,000	4,095,900
Phillips 66 1.950%, 03/05/15	2,700,000	2,731,463
Quicksilver Resources, Inc.
7.000%, 06/21/19 (144A) (a)	700,000	693,000
Sinopec Group Overseas Development 2013, Ltd.
2.500%, 10/17/18 (144A)	2,200,000	2,192,353
Statoil ASA
0.697%, 11/08/18 (a)	5,600,000	5,633,051
Woodside Finance, Ltd.
4.500%, 11/10/14 (144A)	4,200,000	4,295,911

		48,123,357

Oil & Gas Services—0.4%
Petrofac, Ltd.
3.400%, 10/10/18 (144A)	1,200,000	1,222,609
Schlumberger Norge A/S
1.950%, 09/14/16 (144A)	4,000,000	4,095,540

		5,318,149

Pharmaceuticals—1.2%
AbbVie, Inc.
0.997%, 11/06/15 (a)	6,000,000	6,059,190
Actavis, Inc.
1.875%, 10/01/17	3,000,000	2,986,512
McKesson Corp.
1.400%, 03/15/18	2,000,000	1,950,052
Mylan, Inc.
1.350%, 11/29/16	2,700,000	2,704,903
Zoetis, Inc.
1.150%, 02/01/16	1,800,000	1,807,153
1.875%, 02/01/18	1,200,000	1,191,790

		16,699,600

Pipelines—0.5%
EnLink Midstream Partners L.P.
2.700%, 04/01/19	1,800,000	1,805,641
Enterprise Products Operating LLC
1.250%, 08/13/15	3,700,000	3,724,491

MIST-190

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P.
2.650%, 02/01/19	600,000	$599,137
Kinder Morgan Finance Co. LLC
5.700%, 01/05/16	500,000	532,500
6.000%, 01/15/18 (144A)	1,000,000	1,082,500

		7,744,269

Real Estate Investment Trusts—1.2%
American Tower Corp.
3.400%, 02/15/19	3,600,000	3,689,049
Boston Properties L.P.
3.700%, 11/15/18	3,900,000	4,137,050
HCP, Inc.
3.750%, 02/01/19	4,000,000	4,214,744
Hospitality Properties Trust
5.625%, 03/15/17	5,000,000	5,474,650

		17,515,493

Retail—0.6%
CVS Caremark Corp.
1.200%, 12/05/16	1,000,000	1,005,784
Dollar General Corp.
1.875%, 04/15/18	2,000,000	1,965,040
Edcon Pty, Ltd.
9.500%, 03/01/18 (144A) (EUR)	800,000	1,074,567
Home Depot, Inc. (The)
2.250%, 09/10/18	4,000,000	4,044,580

		8,089,971

Savings & Loans—0.4%
Yorkshire Building Society
2.272%, 03/23/16 (GBP) (a)	3,000,000	5,121,685

Semiconductors—0.3%
Maxim Integrated Products, Inc.
2.500%, 11/15/18	4,200,000	4,186,951

Software—0.4%
Oracle Corp.
0.819%, 01/15/19 (a)	6,000,000	6,033,924

Telecommunications—1.5%
Cisco Systems, Inc.
1.100%, 03/03/17	5,000,000	5,010,185
Embarq Corp.
7.082%, 06/01/16	2,071,000	2,307,394
Orange S.A.
2.750%, 02/06/19	3,000,000	3,037,848
Qwest Corp.
7.500%, 10/01/14	4,200,000	4,336,362
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	2,000,000	2,445,000
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	2,300,000	2,355,639

Telecommunications—(Continued)
Verizon Communications, Inc.
0.700%, 11/02/15	1,000,000	1,000,626
3.650%, 09/14/18	1,300,000	1,383,892

		21,876,946

Trucking & Leasing—0.2%
Aviation Capital Group Corp.
3.875%, 09/27/16 (144A)	3,300,000	3,418,427

Total Corporate Bonds & Notes (Cost $471,429,198)		489,108,759

U.S. Treasury & Government Agencies—28.0%

Agency Sponsored Mortgage - Backed—4.4%
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	3,460,383	3,666,747
4.000%, 05/01/26	3,755,163	3,978,983
4.500%, 09/01/24	1,778,421	1,885,971
4.500%, 03/01/25	3,549,860	3,814,394
Fannie Mae ARM Pool
1.175%, 03/01/30 (a)	38,038	38,718
1.611%, 03/01/28 (a)	19,071	19,935
1.634%, 11/01/33 (a)	16,307	17,159
1.647%, 11/01/33 (a)	8,036	8,439
1.780%, 03/01/35 (a)	79,174	82,471
1.790%, 06/01/32 (a)	11,738	12,333
1.795%, 12/01/32 (a)	935,808	979,508
1.809%, 02/01/36 (a)	134,175	142,937
1.935%, 11/01/17 (a)	19,374	20,361
1.952%, 11/01/35 (a)	242,609	255,684
1.960%, 03/01/36 (a)	461,029	491,309
1.985%, 09/01/31 (a)	32,172	32,092
2.000%, 05/01/19 (a)	93,475	93,986
2.010%, 06/01/32 (a)	6,180	6,212
2.049%, 08/01/29 (a)	11,047	11,693
2.075%, 05/01/19 (a)	2,376	2,518
2.124%, 12/01/32 (a)	62,811	66,235
2.128%, 06/01/28 (a)	2,931	3,124
2.135%, 06/01/25 (a)	119,259	122,265
2.155%, 02/01/33 (a)	43,261	45,257
2.160%, 07/01/35 (a)	153,211	162,910
2.175%, 09/01/33 (a)	18,953	20,097
2.175%, 07/01/36 (a)	109,693	113,692
2.180%, 01/01/20 (a)	142,671	150,401
2.188%, 07/01/33 (a)	100,283	106,453
2.190%, 12/01/25 (a)	14,968	15,980
2.217%, 04/01/27 (a)	15,395	16,324
2.249%, 06/01/35 (a)	97,756	103,825
2.250%, 01/01/33 (a)	51,384	54,177
2.277%, 12/01/33 (a)	142,343	149,988
2.295%, 08/01/37 (a)	53,343	56,849
2.296%, 07/01/25 (a)	3,215	3,401
2.296%, 03/01/30 (a)	1,947	2,086
2.302%, 01/01/36 (a)	146,802	155,963

MIST-191

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.321%, 07/01/33 (a)	100,508	$107,395
2.322%, 06/01/33 (a)	50,110	51,058
2.335%, 09/01/39 (a)	60,502	64,033
2.338%, 02/01/32 (a)	89,052	93,565
2.340%, 10/01/33 (a)	58,134	61,470
2.350%, 01/01/32 (a)	19,040	20,368
2.355%, 09/01/36 (a)	2,236	2,391
2.363%, 06/01/32 (a)	4,186	4,232
2.364%, 11/01/36 (a)	7,622	8,194
2.365%, 01/01/33 (a)	191,179	192,124
2.370%, 05/01/33 (a)	34,870	37,148
2.380%, 03/01/34 (a)	108,713	111,138
2.386%, 11/01/36 (a)	5,251,838	5,563,171
2.395%, 01/01/32 (a)	15,967	15,997
2.403%, 06/01/30 (a)	24,366	24,774
2.403%, 12/01/35 (a)	225,543	234,578
2.405%, 07/01/32 (a)	4,178	4,195
2.410%, 02/01/35 (a)	92,409	98,087
2.413%, 05/01/34 (a)	63,432	67,367
2.415%, 08/01/32 (a)	88,298	92,338
2.419%, 03/01/36 (a)	38,881	40,911
2.425%, 09/01/32 (a)	17,406	18,200
2.430%, 09/01/35 (a)	8,874,110	9,403,546
2.440%, 11/01/35 (a)	48,795	51,766
2.450%, 11/01/34 (a)	40,366	40,898
2.455%, 08/01/35 (a)	1,112,348	1,188,251
2.473%, 09/01/33 (a)	20,600	22,098
2.485%, 11/01/34 (a)	7,656,202	8,162,601
2.490%, 07/01/28 (a)	15,499	16,606
2.498%, 08/01/33 (a)	127,100	136,869
2.498%, 04/01/36 (a)	8,810	9,522
2.500%, 07/01/24 (a)	8,048	8,080
2.614%, 11/01/35 (a)	3,638,041	3,892,397
2.625%, 05/01/34 (a)	145,175	148,341
2.685%, 04/01/35 (a)	1,336,830	1,434,619
2.700%, 06/01/26 (a)	6,483	6,477
2.722%, 01/01/26 (a)	12,158	13,055
3.629%, 05/01/34 (a)	130,957	131,057
5.140%, 11/01/34 (a)	27,803	29,833
5.785%, 09/01/37 (a)	8,737	9,412
Freddie Mac ARM Non-Gold Pool
1.875%, 09/01/22 (a)	22,187	23,203
1.941%, 04/01/18 (a)	11,211	11,539
2.185%, 05/01/28 (a)	72,769	74,200
2.253%, 09/01/30 (a)	3,774	4,041
2.261%, 10/01/22 (a)	3,665	3,934
2.274%, 09/01/27 (a)	7,362	7,895
2.319%, 05/01/25 (a)	30,445	32,422
2.341%, 05/01/31 (a)	49,270	52,665
2.355%, 12/01/33 (a)	1,123	1,170
2.356%, 05/01/38 (a)	84,532	90,071
2.375%, 05/01/34 (a)	290,476	306,256
2.375%, 07/01/36 (a)	52,224	55,429
2.378%, 07/01/31 (a)	25,497	27,398
2.385%, 08/01/18 (a)	21,305	22,641

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.390%, 11/01/24 (a)	133,771	136,313
2.401%, 09/01/30 (a)	82,169	87,196
2.409%, 11/01/32 (a)	38,519	40,856
2.464%, 09/01/37 (a)	546,351	578,053
2.485%, 03/01/35 (a)	1,033,631	1,095,274
2.493%, 07/01/36 (a)	138,960	148,107
2.495%, 07/01/37 (a)	729,697	780,508
2.499%, 01/01/35 (a)	151,971	161,823
2.500%, 09/01/30 (a)	19,235	20,627
2.515%, 07/01/34 (a)	110,524	113,169
2.534%, 10/01/32 (a)	57,300	58,999
2.549%, 07/01/35 (a)	362,769	386,009
2.563%, 06/01/37 (a)	506,210	540,706
2.569%, 01/01/35 (a)	1,394,044	1,487,308
2.670%, 06/01/37 (a)	6,668,662	7,130,128
2.694%, 07/01/38 (a)	89,285	93,829
2.725%, 04/01/34 (a)	1,082,198	1,143,317
2.852%, 05/01/31 (a)	26,096	26,820
2.961%, 06/01/25 (a)	19,413	19,885
3.076%, 04/01/35 (a)	119,258	120,919
5.499%, 08/01/24 (a)	6,403	6,857

		63,418,206

U.S. Treasury—23.6%
U.S. Treasury Bonds
11.250%, 02/15/15	4,000,000	4,387,032
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/16	3,178,830	3,264,757
1.250%, 04/15/14	7,515,088	7,528,007
U.S. Treasury Notes
0.250%, 07/15/15	3,000,000	3,002,694
1.500%, 07/31/16	18,000,000	18,381,096
1.750%, 07/31/15	11,000,000	11,229,020
1.875%, 06/30/15	32,800,000	33,493,162
2.000%, 04/30/16	46,000,000	47,451,852
2.125%, 12/31/15	21,000,000	21,652,974
2.625%, 02/29/16	13,000,000	13,552,500
3.000%, 02/28/17	27,000,000	28,651,644
4.125%, 05/15/15	25,000,000	26,106,450
4.250%, 08/15/15	33,000,000	34,829,190
4.500%, 11/15/15	27,000,000	28,838,322
4.500%, 02/15/16	50,000,000	53,859,400

		336,228,100

Total U.S. Treasury & Government Agencies (Cost $407,916,082)		399,646,306

Mortgage-Backed Securities—11.6%

Collateralized Mortgage Obligations—3.9%
American Home Mortgage Investment Trust
1.837%, 10/25/34 (a)	2,362,040	2,326,844

MIST-192

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust
2.679%, 05/25/34 (a)	2,661,608	$2,667,272
Credit Suisse First Boston Mortgage Securities Corp.
2.515%, 04/25/34 (a)	2,458,040	2,526,978
5.000%, 09/25/19	861,236	900,443
First Horizon Alternative Mortgage Securities Trust
2.092%, 12/25/34 (a)	2,530,209	2,461,165
Fosse Master Issuer plc
1.637%, 10/18/54 (144A) (a)	3,085,707	3,095,273
Granite Master Issuer plc
0.237%, 12/20/54 (a)	337,330	333,620
Holmes Master Issuer plc
1.639%, 10/15/54 (144A) (a)	564,999	565,213
Kildare Securities, Ltd.
0.355%, 12/10/43 (144A) (a)	2,274,550	2,256,858
MACH One Commercial Mortgage Trust
6.221%, 05/28/40 (144A) (a)	3,500,000	3,595,725
MASTR Adjustable Rate Mortgages Trust
0.314%, 01/25/47 (a)	2,035,236	1,985,314
0.354%, 05/25/47 (a)	933,455	905,451
MASTR Alternative Loan Trust
5.000%, 02/25/18	919,324	946,026
5.000%, 08/25/18	1,138,390	1,185,332
5.500%, 12/25/18	876,765	914,141
5.500%, 04/25/19	1,192,650	1,245,160
5.561%, 11/25/19 (a)	1,143,370	1,196,468
Merrill Lynch Mortgage Investors Trust
0.894%, 03/25/28 (a)	808,103	789,943
1.027%, 01/25/29 (a)	1,501,848	1,501,545
2.127%, 04/25/35 (a)	959,151	927,767
Sequoia Mortgage Trust
0.477%, 11/20/34 (a)	726,377	684,117
0.777%, 07/20/33 (a)	227,119	211,663
0.995%, 07/20/33 (a)	394,057	367,378
Structured Adjustable Rate Mortgage Loan Trust
0.594%, 08/25/35 (a)	1,942,668	1,781,211
Structured Asset Mortgage Investments II Trust
0.856%, 02/19/35 (a)	1,468,481	1,363,825
Thornburg Mortgage Securities Trust
2.342%, 09/25/37 (a)	904,893	884,735
WaMu Mortgage Pass-Through Certificates
0.444%, 07/25/45 (a)	1,858,273	1,723,758
0.444%, 10/25/45 (a)	5,204,904	4,784,337
0.484%, 01/25/45 (a)	3,444,606	3,178,631
Wells Fargo Mortgage Backed Securities Trust
2.610%, 02/25/35 (a)	2,349,417	2,371,274
2.614%, 06/25/35 (a)	1,628,766	1,628,614
2.631%, 10/25/34 (a)	2,471,715	2,508,778
2.649%, 07/25/34 (a)	1,213,603	1,205,241

		55,020,100

Commercial Mortgage-Backed Securities—7.7%
Banc of America Commercial Mortgage Trust
5.460%, 09/10/45 (a)	5,250,000	5,592,321
5.695%, 07/10/46 (a)	4,024,000	4,176,272
Bear Stearns Commercial Mortgage Securities Trust
5.138%, 10/12/42 (a)	462,125	466,796
5.440%, 03/11/39 (a)	3,961,000	4,132,274
5.540%, 09/11/41	2,900,000	3,145,703
5.611%, 09/11/41 (a)	3,620,000	3,705,754
5.716%, 06/11/40 (a)	4,580,000	5,111,221
Bear Stearns Commercial Mortgage Securities, Inc.
5.751%, 09/11/38 (a)	1,194,000	1,229,057
Citigroup Commercial Mortgage Trust
5.482%, 10/15/49	2,000,000	2,005,122
Commercial Mortgage Pass-Through Certificates
5.799%, 12/10/49 (a)	3,165,234	3,517,695
Commercial Mortgage Trust
5.820%, 07/10/38 (a)	8,409,205	9,110,798
Credit Suisse First Boston Mortgage Securities Corp.
4.710%, 11/15/37	6,238,893	6,353,402
G-FORCE 2005-RR LLC
4.830%, 08/22/36 (144A)	682,323	687,441
G-FORCE 2005-RR2 LLC
0.454%, 12/25/39 (144A) (a)	2,750,971	2,609,984
Greenwich Capital Commercial Funding Corp.
5.820%, 07/10/38 (a)	5,015,000	5,227,992
Hilton USA Trust
1.156%, 11/05/30 (144A) (a)	2,000,000	2,001,256
JP Morgan Chase Commercial Mortgage Securities Trust
5.115%, 07/15/41	1,466,919	1,473,935
5.395%, 12/15/44 (a)	1,000,000	1,013,733
5.453%, 12/12/44 (a)	3,700,000	3,952,869
5.464%, 12/12/43	3,500,000	3,638,456
5.845%, 04/15/45 (a)	3,120,000	3,245,139
LB-UBS Commercial Mortgage Trust
4.739%, 07/15/30	2,713,732	2,794,544
5.224%, 07/15/37 (144A) (a)	297,939	297,939
5.261%, 10/15/36 (144A) (a)	650,000	665,901
5.276%, 02/15/41 (a)	930,000	947,225
5.853%, 06/15/38 (a)	2,000,000	2,108,178
Merrill Lynch Mortgage Trust
5.283%, 11/12/37 (a)	1,483,000	1,558,504
ML-CFC Commercial Mortgage Trust
5.409%, 07/12/46 (a)	2,816,813	3,064,642
Morgan Stanley Capital I Trust
4.780%, 12/13/41	2,202,469	2,240,325
5.418%, 03/12/44 (a)	2,734,891	2,903,156
5.498%, 03/12/44 (a)	3,100,000	3,219,809
Seawall 2006 1, Ltd.
1.407%, 04/15/46	1,000,000	985,000

MIST-193

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Talisman-6 Finance plc
0.462%, 10/22/16 (EUR) (a)	2,254,405	$2,973,784
Wachovia Bank Commercial Mortgage Trust
5.001%, 10/15/35 (144A) (a)	1,200,000	1,193,974
5.209%, 12/15/35 (a)	1,030,716	1,030,038
5.287%, 03/15/42 (a)	1,000,000	1,031,317
5.515%, 01/15/45 (a)	5,300,000	5,595,793
5.722%, 05/15/43 (a)	2,700,000	2,605,500
5.795%, 07/15/45 (a)	2,400,000	2,617,838

		110,230,687

Total Mortgage-Backed Securities (Cost $162,475,825)		165,250,787

Asset-Backed Securities—7.0%

Asset-Backed - Automobile—0.2%
Ford Credit Auto Owner Trust
1.150%, 06/15/17	2,750,000	2,773,301
Mercedes-Benz Auto Lease Trust
0.720%, 12/17/18	380,000	380,432

		3,153,733

Asset-Backed - Credit Card—2.2%
Capital One Multi-Asset Execution Trust
0.205%, 11/15/19 (a)	1,720,000	1,708,703
5.050%, 12/17/18	5,240,000	5,669,119
Chase Issuance Trust
0.405%, 04/15/19 (a)	5,700,000	5,652,525
0.615%, 04/15/19 (a)	2,600,000	2,576,769
Citibank Credit Card Issuance Trust
4.150%, 07/07/17	2,350,000	2,458,953
5.100%, 11/20/17	5,300,000	5,686,423
5.300%, 03/15/18	1,760,000	1,917,541
Discover Card Execution Note Trust
0.735%, 03/15/18 (a)	4,170,000	4,196,484
Turquoise Card Backed Securities plc
0.905%, 09/15/16 (144A) (a)	1,100,000	1,102,071

		30,968,588

Asset-Backed - Home Equity—0.8%
Argent Securities, Inc.
0.514%, 10/25/35 (a)	1,270,000	1,149,156
Bayview Financial Acquisition Trust
0.783%, 08/28/44 (a)	1,419,143	1,398,032
GSAA Home Equity Trust
1.099%, 02/25/35 (a)	2,622,000	2,385,732
Home Loan Trust
5.480%, 06/25/34 (b)	745,857	773,058
MASTR Asset Backed Securities Trust
1.249%, 09/25/34 (a)	1,400,000	1,369,068
Morgan Stanley ABS Capital I, Inc. Trust
1.354%, 05/25/33 (a)	459,313	428,194

Asset-Backed - Home Equity—(Continued)
NovaStar Mortgage Funding Trust
1.804%, 03/25/35 (a)	800,000	787,241
RAAC Series
0.504%, 03/25/34 (a)	734,987	692,822
Wells Fargo Home Equity Trust
0.524%, 04/25/34 (a)	1,570,000	1,474,444

		10,457,747

Asset-Backed - Other—3.8%
Aames Mortgage Investment Trust
0.859%, 10/25/35 (a)	588,715	587,365
ABSC Manufactured Housing Contract Resecuritization Trust
5.019%, 04/16/30 (144A)	2,351,870	2,392,741
Ameriquest Mortgage Securities, Inc.
0.594%, 08/25/34 (a)	1,453,427	1,428,181
0.979%, 06/25/34 (a)	2,051,343	2,000,718
Apidos CLO XIV
4.850%, 04/15/25 (144A)	1,710,000	1,633,122
ARCap 2004-1 Resecuritization Trust
4.730%, 04/21/24 (144A)	1,549,929	1,588,678
Chase Funding Mortgage Loan Asset-Backed Certificates
5.351%, 02/25/35 (a)	307,251	309,314
Citigroup Mortgage Loan Trust, Inc.
0.304%, 10/25/36 (a)	848,112	842,430
Conseco Financial Corp.
6.740%, 02/01/31	648,245	651,857
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (144A) (a)	158,872	163,339
Countrywide Asset-Backed Certificates
0.664%, 06/25/35 (a)	1,261,234	1,241,685
0.904%, 03/25/34 (a)	677,772	643,048
1.204%, 12/25/34 (a)	1,031,827	1,024,615
CREST 2003-2 Ltd
5.709%, 12/28/38 (144A)	2,269,477	2,291,922
CREST 2004-1, Ltd.
0.565%, 01/28/20 (144A) (a)	564,213	558,447
0.725%, 01/28/40 (144A) (a)	4,500,000	4,416,930
CT CDO III, Ltd.
5.471%, 06/25/35 (144A)	2,470,000	2,465,430
CT CDO IV, Ltd.
0.467%, 10/20/43 (144A) (a)	2,733,288	2,652,192
Emerson Park CLO, Ltd.
5.640%, 07/15/25 (144A)	570,000	578,383
GreenPoint Mortgage Funding Trust
0.874%, 07/25/30 (a)	450,140	448,037
GSAMP Trust
1.159%, 06/25/35 (a)	1,498,318	1,455,691
Highbridge Loan Management, Ltd.
5.800%, 10/20/24 (144A)	510,000	517,872
JP Morgan Mortgage Acquisition Trust
0.304%, 05/25/36 (a)	376,350	368,139

MIST-194

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust
0.624%, 08/25/35 (a)	1,790,076	$1,734,039
Morgan Stanley ABS Capital I, Inc. Trust
0.889%, 01/25/35 (a)	821,064	786,968
N-Star REL CDO VI, Ltd.
0.563%, 06/16/41 (144A) (a)	1,509,690	1,429,571
Newcastle CDO V, Ltd.
0.574%, 12/24/39 (144A) (a)	1,615,968	1,540,438
Ownit Mortgage Loan Trust
1.084%, 03/25/36 (a)	2,500,000	2,394,705
Park Place Securities, Inc.
0.604%, 09/25/35 (a)	675,000	639,535
1.092%, 10/25/34 (a)	456,309	453,465
1.099%, 02/25/35 (a)	2,600,496	2,600,787
Pegasus 2006-1, Ltd.
0.554%, 07/25/49 (144A) (a)	1,900,000	1,677,928
Structured Asset Investment Loan Trust
1.194%, 12/25/34 (a)	3,385,699	3,323,175
Structured Asset Securities Corp.
0.454%, 02/25/36 (a)	1,996,267	1,950,467
Trade MAPS 1, Ltd.
0.854%, 12/10/18 (144A) (a)	5,500,000	5,517,160
Vanderbilt Acquisition Loan Trust
7.330%, 05/07/32 (a)	293,219	318,010

		54,626,384

Total Asset-Backed Securities (Cost $98,098,644)		99,206,452

Floating Rate Loans (a)—5.8%

Aerospace/Defense—0.2%
FGI Operating Co. LLC Term Loan, 5.500%, 04/19/19	2,580,650	2,624,198
Transdigm, Inc. Term Loan C, 3.750%, 02/28/20	833,180	834,742

		3,458,940

Agriculture—0.1%
American Rock Salt Holdings LLC Term Loan, 4.750%, 04/25/17	1,524,834	1,537,536

Airlines—0.1%
Delta Air Lines, Inc. Term Loan B, 3.500%, 04/20/17	774,474	777,030

Building Materials—0.1%
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.000%, 09/28/20	1,724,932	1,730,857

Capital Markets—0.2%
Guggenheim Partners LLC Term Loan, 4.250%, 07/17/20	2,701,134	2,718,692

Chemicals—0.6%
Arysta LifeScience Corp. 1st Lien Term Loan, 4.500%, 05/29/20	2,920,584	2,930,937
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 4.000%, 02/01/20	2,089,878	2,094,382
MacDermid, Inc. 1st Lien Term Loan, 4.000%, 06/08/20	1,575,241	1,581,345
OCI Beaumont LLC Term Loan B2, 6.250%, 08/20/19	322,206	326,234
Tronox Pigments (Netherlands) B.V. Term Loan, 4.500%, 03/19/20	1,314,129	1,323,662

		8,256,560

Coal—0.0%
Bowie Resource Holdings, LLC 2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21	476,191	478,572

Commercial Services—0.4%
Interactive Data Corp. Term Loan B, 3.750%, 02/11/18	874,108	874,108
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	2,335,765	2,344,524
Otter Products LLC Term Loan B, 5.250%, 04/29/19	2,081,701	2,083,002

		5,301,634

Computers—0.2%
Dell, Inc.
Term Loan B, 4.500%, 04/29/20	1,315,299	1,308,584
Sungard Availability Services Capital, Inc.
Term Loan B, 0.000%, 03/25/19 (c)	1,151,300	1,156,095

		2,464,679

Distribution/Wholesale—0.1%
Autoparts Group Holdings, Inc.
First Lien Term Loan, 6.500%, 07/28/17	232,855	233,728
WESCO Distribution, Inc.
Term Loan B, 3.750%, 12/12/19	1,412,697	1,420,644

		1,654,372

Diversified Financial Services—0.3%
TransUnion LLC
Term Loan, 0.000%, 03/17/21 (c)	2,063,800	2,070,249
Term Loan, 4.250%, 02/10/19	1,898,747	1,901,719

		3,971,968

Food—0.3%
Aramark Corp.
Extended Synthetic LOC 2, 3.731%, 07/26/16	25,984	26,068

MIST-195

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Aramark Corp.
Term Loan E, 3.250%, 09/07/19	1,591,641	$1,579,505
Term Loan F, 3.250%, 02/24/21	378,106	375,034
Big Heart Pet Brands
Term Loan, 3.500%, 03/08/20	2,552,478	2,549,300

		4,529,907

Forest Products & Paper—0.0%
Exopack LLC
Term Loan B, 5.250%, 05/08/19	392,968	398,248

Healthcare-Services—0.6%
Community Health Systems, Inc.
Term Loan D, 4.250%, 01/27/21	1,934,569	1,953,354
Term Loan E, 3.469%, 01/25/17	630,131	635,415
DaVita, Inc.
Term Loan B, 4.500%, 10/20/16	1,469,658	1,480,371
Term Loan B2, 4.000%, 11/01/19	2,098,482	2,112,353
MPH Acquistion Holdings LLC
Term Loan, 6.500%, 03/06/21	622,900	622,121
U.S. Renal Care, Inc.
Term Loan, 0.000%, 07/03/19 (c)	1,344,529	1,345,094

		8,148,708

Insurance—0.0%
Asurion LLC
Term Loan B1, 5.000%, 05/24/19	77,235	77,534

Lodging—0.1%
Hilton Worldwide Finance LLC
Term Loan B2, 3.500%, 10/26/20	810,634	816,920

Media—0.3%
Cumulus Media Holdings, Inc.
Term Loan, 4.250%, 12/23/20	301,813	303,605
Entravision Communications Corp.
Term Loan, 3.500%, 05/29/20	239,356	236,663
IMG Worldwide, Inc.
1st Lien Term Loan, 0.000%, 02/26/21 (c)	3,902,900	3,885,845
Zuffa LLC
Term Loan B, 3.750%, 02/25/20	354,036	354,774

		4,780,887

Mining—0.1%
FMG Resources (August 2006) Pty, Ltd.
Term Loan B, 4.250%, 06/28/19	1,004,986	1,014,021

Oil & Gas—0.3%
Oxbow Carbon LLC
Term Loan B, 4.250%, 07/19/19	1,656,128	1,669,236
Pacific Drilling S.A.
Term Loan B, 4.500%, 06/04/18	2,976,173	2,992,170

		4,661,406

Packaging & Containers—0.2%
Reynolds Group Holdings, Inc.
Term Loan, 4.000%, 12/01/18	3,445,021	3,460,420

Pharmaceuticals—0.1%
Valeant Pharmaceuticals International, Inc.
Term Loan B, 3.750%, 08/05/20	1,538,167	1,544,897

Retail—0.9%
BJ’s Wholesale Club, Inc.
1st Lien Term Loan, 4.500%, 09/26/19	3,245,151	3,260,030
Evergreen Acquisition Co. 1 L.P.
Term Loan, 5.003%, 07/09/19	2,338,211	2,358,670
Harbor Freight Tools USA, Inc.
1st Lien Term Loan, 4.750%, 07/26/19	2,264,813	2,291,719
P.F. Chang’s China Bistro, Inc.
Term Loan B, 4.250%, 07/02/19	373,176	375,505
Party City Holdings, Inc.
Term Loan, 4.000%, 07/27/19	1,812,464	1,816,180
Sears Holding Corp.
Term Loan, 5.500%, 06/30/18	2,667,171	2,684,508

		12,786,612

Semiconductors—0.1%
Freescale Semiconductor, Inc.
Term Loan, 0.669%, 06/01/16 (d)	1,000,000	880,000

Software—0.2%
BMC Software Finance, Inc.
Term Loan, 5.000%, 09/10/20	2,982,998	2,986,995

Telecommunications—0.2%
Intelsat Jackson Holdings S.A.
Term Loan B2, 3.750%, 06/30/19	3,369,428	3,382,569
Presidio, Inc.
Term Loan, 3.750%, 03/31/17	58,100	58,536

		3,441,105

Trucking & Leasing—0.1%
Global TIP Finance B.V.
Term Loan C, 6.500%, 10/23/20	923,265	905,954

Total Floating Rate Loans (Cost $82,581,713)		82,784,454

Foreign Government—4.3%

Banks—0.6%
Bank Negara Malaysia Monetary Notes
0.766%, 07/08/14 (MYR) (e)	100,000	30,381
2.723%, 09/18/14 (MYR) (e)	360,000	108,737
2.725%, 09/09/14 (MYR) (e)	395,000	119,395
2.742%, 05/27/14 (MYR) (e)	1,200,000	365,811
2.743%, 05/20/14 (MYR)( e)	350,000	106,756
2.744%, 05/15/14 (MYR) (e)	460,000	140,364

MIST-196

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank Negara Malaysia Monetary Notes
2.744%, 05/20/14 (MYR) (e)	330,000	$100,655
2.751%, 07/08/14 (MYR) (e)	180,000	54,686
2.752%, 06/05/14 (MYR) (e)	442,000	134,642
2.752%, 08/14/14 (MYR) (e)	530,000	160,539
2.755%, 06/05/14 (MYR) (e)	430,000	130,987
2.760%, 06/17/14 (MYR) (e)	1,840,000	559,958
2.760%, 08/21/14 (MYR) (e)	50,000	15,137
2.761%, 04/15/14 (MYR) (e)	30,000	9,177
2.762%, 07/24/14 (MYR) (e)	500,000	151,709
2.764%, 06/03/14 (MYR) (e)	2,380,000	725,115
2.764%, 07/15/14 (MYR) (e)	330,000	100,201
2.770%, 04/24/14 (MYR) (e)	170,000	51,962
2.773%, 11/06/14 (MYR) (e)	985,000	296,414
2.779%, 08/05/14 (MYR) (e)	530,000	160,655
2.786%, 10/02/14 (MYR) (e)	425,000	128,224
2.789%, 07/15/14 (MYR) (e)	80,000	24,291
2.789%, 07/24/14 (MYR) (e)	80,000	24,273
2.790%, 10/16/14 (MYR) (e)	1,160,000	349,581
2.799%, 05/15/14 (MYR) (e)	190,000	57,976
2.799%, 05/27/14 (MYR) (e)	125,000	38,105
2.800%, 04/03/14 (MYR) (e)	130,000	39,810
2.809%, 06/05/14 (MYR) (e)	550,000	167,541
2.809%, 06/10/14 (MYR) (e)	140,000	42,630
2.818%, 08/21/14 (MYR) (e)	140,000	42,382
2.839%, 06/19/14 (MYR) (e)	1,310,000	398,601
2.841%, 10/28/14 (MYR) (e)	1,045,000	314,618
2.864%, 06/12/14 (MYR) (e)	520,000	158,319
Korea Monetary Stabilization Bonds
2.470%, 04/02/15 (KRW)	2,750,000,000	2,578,461
2.740%, 02/02/15 (KRW)	179,540,000	168,791
2.840%, 12/02/14 (KRW)	715,040,000	672,706

		8,729,590

Sovereign—3.7%
Brazil Notas do Tesouro Nacional
6.000%, 08/15/18 (BRL)	600,000	633,877
Hungary Government Bonds
5.500%, 12/22/16 (HUF)	448,490,000	2,084,774
5.500%, 12/20/18 (HUF)	307,110,000	1,424,825
6.750%, 11/24/17 (HUF)	3,690,000	17,829
7.750%, 08/24/15 (HUF)	3,800,000	18,052
8.000%, 02/12/15 (HUF)	12,120,000	56,553
Hungary Government International Bond
6.750%, 07/28/14 (EUR)	700,000	982,002
Hungary Treasury Bills
3.933%, 06/25/14 (HUF) (e)	9,860,000	43,918
Ireland Government Bonds
4.600%, 04/18/16 (EUR)	3,078,000	4,584,167
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	1,273,840,000	1,196,218
3.000%, 12/10/16 (KRW)	11,490,000,000	10,830,500
3.250%, 12/10/14 (KRW)	62,530,000	58,990
3.250%, 06/10/15 (KRW)	186,850,000	176,654
Malaysia Government Bonds
3.197%, 10/15/15 (MYR)	2,010,000	616,274

Sovereign—(Continued)
Malaysia Government Bonds
3.434%, 08/15/14 (MYR)	1,400,000	429,357
3.741%, 02/27/15 (MYR)	6,115,000	1,883,111
3.835%, 08/12/15 (MYR)	7,255,000	2,242,434
4.720%, 09/30/15 (MYR)	130,000	40,729
Malaysia Treasury Bill
2.804%, 05/30/14 (MYR) (e)	80,000	24,382
Mexican Bonos
6.000%, 06/18/15 (MXN)	101,000	7,938
6.250%, 06/16/16 (MXN)	2,287,000	183,309
7.000%, 06/19/14 (MXN)	19,820,000	1,529,060
7.250%, 12/15/16 (MXN)	50,649,000	4,174,870
8.000%, 12/17/15 (MXN)	32,714,000	2,672,355
9.500%, 12/18/14 (MXN)	28,960,000	2,308,688
Mexico Cetes
3.644%, 04/30/14 (MXN) (e)	2,130,000	16,270
3.683%, 04/03/14 (MXN) (e)	2,140,000	16,387
3.868%, 04/30/14 (MXN) (e)	5,080,000	38,804
3.871%, 04/30/14 (MXN) (e)	4,930,000	37,658
Philippine Treasury Bill
0.713%, 08/06/14 (PHP) (e)	87,600,000	1,944,077
Poland Government Bonds
Zero Coupon, 07/25/14 (PLN)	60,000	19,690
Zero Coupon, 07/25/15 (PLN)	820,000	261,582
Zero Coupon, 01/25/16 (PLN)	6,309,000	1,978,996
2.720%, 01/25/17 (PLN) (a)	5,746,000	1,896,077
2.720%, 01/25/21 (PLN) (a)	5,829,000	1,887,225
5.000%, 04/25/16 (PLN)	1,525,000	524,102
5.500%, 04/25/15 (PLN)	561,000	190,816
6.250%, 10/24/15 (PLN)	1,551,000	539,398
Republic of Serbia
5.250%, 11/21/17 (144A)	1,200,000	1,245,000
Singapore Treasury Bill
0.228%, 05/16/14 (SGD) (e)	1,650,000	1,311,306
Ukraine Government International Bonds
9.250%, 07/24/17 (144A)	2,500,000	2,450,000

		52,578,254

Total Foreign Government (Cost $60,719,581)		61,307,844

Municipals—2.1%
Acalanes Union High School District, General Obligation Unlimited
1.427%, 08/01/18	1,000,000	973,010
Alabama Public School & College Authority
5.000%, 12/01/25	2,500,000	2,813,375
California State Public Works Board
3.183%, 12/01/14	3,685,000	3,716,580
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd.
2.250%, 12/01/15	1,295,000	1,334,627
New York State Dormitory Authority, Revenue, Refunding
4.000%, 10/01/14	2,085,000	2,123,823

MIST-197

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Notional/Principal Amount*	Value
New York State Urban Development Corp., Revenue, Refunding
5.000%, 01/01/15	2,000,000	$2,072,760
Puerto Rico Sales Tax Financing Corp.
Zero Coupon, 08/01/45	3,655,000	458,118
Zero Coupon, 08/01/46	500,000	58,470
Reading School District, Refunding, General Obligation Unlimited
5.000%, 04/01/15	2,500,000	2,593,875
State Board of Administration Finance Corp.
2.107%, 07/01/18	2,000,000	2,009,720
State of Arkansas
3.250%, 06/15/22	2,500,000	2,594,350
State of California
5.000%, 05/15/48 (a)	2,300,000	2,735,137
State of Illinois, Refunding, General Obligation Unlimited
5.000%, 01/01/16	2,500,000	2,687,850
State of Minnesota
2.500%, 08/01/18	1,250,000	1,285,538
State of Rhode Island
5.000%, 08/01/19	2,250,000	2,617,897

Total Municipals (Cost $30,199,237)		30,075,130

Purchased Options—0.0%

Put Options—0.0%
EUR Currency, Strike Price PLN 4.23, Expires 04/24/14 (EUR) (Counterparty - Barclays Bank plc)	2,812,971	10,382
EUR Currency, Strike Price SEK 8.955, Expires 05/24/14 (EUR) (Counterparty - Barclays Bank plc)	7,800,000	119,245
Markit CDX North America High Yield Index Series 22, Exercise Rate 1.00%, Expires 6/18/14 (USD) (Counterparty - Goldman Sachs & Co.)	7,100,000	39,760
Markit CDX North America Investment Grade Series 22, Exercise Rate 1.02%, Expires 6/18/14 (USD) (Counterparty - Credit Suisse International)	21,000,000	13,808

		183,195

Total Purchased Options (Cost $510,196)		183,195

Common Stock—0.0%
Security Description	Shares/Principal Amount*	Value

Paper & Forest Products—0.0%
NewPage Corp. (Cost $277,204)	1,200	100,800

Short-Term Investment—5.3%

Repurchase Agreement—5.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $75,600,000 on 04/01/14, collateralized by $78,495,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $77,116,425.	75,600,000	75,600,000

Total Short-Term Investment (Cost $75,600,000)		75,600,000

Total Investments—98.4% (Cost $1,389,807,680)		1,403,263,727
Unfunded Loan Commitments—(0.1)% (Cost $(1,000,000))		(1,000,000)

Net Investments—98.3% (Cost $1,388,807,680) (f)		1,402,263,727
Other assets and liabilities (net)—1.7%		23,685,670

Net Assets—100.0%		$1,425,949,397

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	This loan will settle after March 31, 2014, at which time the interest rate will be determined.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	As of March 31, 2014, the aggregate cost of investments was $1,388,807,680. The aggregate unrealized appreciation and depreciation of investments were $29,409,702 and $(15,894,219), respectively, resulting in net unrealized appreciation of $13,515,483.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $162,777,838, which is 11.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(DKK)—	Danish Krone

MIST-198

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	1,042,200	Deutsche Bank AG	05/28/14	$999,999	$(58,518)
CAD	131,000	Barclays Bank plc	01/09/15	118,535	(823)
CAD	185,000	Barclays Bank plc	01/09/15	167,406	(1,172)
CAD	211,000	Barclays Bank plc	01/09/15	190,929	(1,333)
CAD	262,000	Barclays Bank plc	01/09/15	237,053	(1,630)
CAD	259,000	Citibank N.A.	01/09/15	231,270	1,457
CAD	130,000	Deutsche Bank AG	01/09/15	116,885	(72)
CAD	132,000	Deutsche Bank AG	01/09/15	119,457	(847)
CAD	194,000	Deutsche Bank AG	01/09/15	173,471	850
CAD	260,000	Deutsche Bank AG	01/09/15	234,023	(397)
CAD	261,000	Deutsche Bank AG	01/09/15	235,666	(1,141)
CAD	165,000	Barclays Bank plc	02/09/15	147,668	488
CAD	132,000	HSBC Bank plc	02/09/15	118,126	399
CAD	144,000	HSBC Bank plc	02/09/15	128,868	432
CHF	40,250	Deutsche Bank AG	04/16/14	43,917	1,617
CHF	1,440,250	Deutsche Bank AG	04/16/15	1,593,197	42,840
CLP	1,129,880,000	Deutsche Bank AG	05/09/14	2,299,074	(246,729)
CLP	1,133,875,000	JPMorgan Chase Bank N.A.	05/09/14	2,308,848	(249,246)
EUR	2,752,764	Deutsche Bank AG	04/03/14	3,797,438	(5,102)
EUR	846,117	Deutsche Bank AG	04/10/14	1,165,526	106
EUR	2,414,290	Deutsche Bank AG	04/22/14	3,272,329	53,572
EUR	2,035,710	Deutsche Bank AG	05/12/14	2,759,405	44,867
SEK	11,363,310	Deutsche Bank AG	05/28/14	1,700,000	54,127
SGD	1,623,132	Deutsche Bank AG	05/06/14	1,315,209	(24,835)
SGD	1,629,622	Morgan Stanley & Co. LLC	05/08/14	1,312,613	(17,078)
SGD	3,496,264	Morgan Stanley & Co. LLC	11/17/14	2,805,203	(24,951)
SGD	631,300	Deutsche Bank AG	01/09/15	500,436	1,619

Contracts to Deliver
CHF	40,250	Deutsche Bank AG	04/16/14	44,732	(802)
CHF	1,440,250	Deutsche Bank AG	04/16/15	1,621,355	(14,682)
CLP	742,000,000	Deutsche Bank AG	05/09/14	1,391,337	43,548
DKK	45,900,000	Deutsche Bank AG	04/09/14	8,381,265	(88,790)
DKK	20,000,000	Deutsche Bank AG	09/11/14	3,564,872	(129,130)
DKK	19,000,000	Deutsche Bank AG	09/26/14	3,448,276	(61,296)
EUR	2,752,764	Deutsche Bank AG	04/03/14	3,537,715	(254,621)
EUR	1,689,780	Deutsche Bank AG	04/10/14	2,217,025	(110,859)
EUR	2,414,290	Deutsche Bank AG	04/22/14	3,169,480	(156,421)
EUR	513,104	Deutsche Bank AG	04/22/14	676,066	(30,781)
EUR	300,000	Deutsche Bank AG	05/05/14	397,050	(16,216)
EUR	1,824,000	Deutsche Bank AG	05/07/14	2,399,326	(113,325)
EUR	6,170,000	Goldman Sachs & Co.	05/07/14	8,117,252	(382,231)
EUR	2,350,000	Goldman Sachs & Co.	05/08/14	3,077,584	(159,654)
EUR	400,000	Deutsche Bank AG	05/09/14	525,100	(25,918)
EUR	2,750,000	Deutsche Bank AG	05/12/14	3,632,750	(155,486)
EUR	2,909,965	Citibank N.A.	05/13/14	3,840,717	(167,871)
EUR	715,290	Deutsche Bank AG	05/28/14	928,053	(57,266)
EUR	693,000	Goldman Sachs & Co.	05/30/14	893,519	(61,092)

MIST-199

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	3,500,000	Deutsche Bank AG	06/02/14	$4,595,150	$(226,098)
EUR	35,796	Deutsche Bank AG	06/05/14	46,582	(2,728)
EUR	93,500	Deutsche Bank AG	06/09/14	122,773	(6,023)
EUR	5,666,000	Deutsche Bank AG	06/20/14	7,795,283	(9,562)
EUR	755,100	Deutsche Bank AG	07/03/14	986,463	(53,672)
EUR	626,821	Deutsche Bank AG	07/08/14	856,457	(6,975)
EUR	1,905,310	Deutsche Bank AG	07/17/14	2,508,721	(115,798)
EUR	923,000	Barclays Bank plc	07/28/14	1,222,421	(48,987)
EUR	410,000	Deutsche Bank AG	07/29/14	543,393	(21,371)
EUR	1,046,650	Barclays Bank plc	08/04/14	1,389,794	(51,937)
EUR	46,169	Citibank N.A.	08/08/14	61,465	(2,132)
EUR	5,933	Citibank N.A.	08/11/14	7,906	(267)
EUR	1,000,000	Deutsche Bank AG	08/20/14	1,334,000	(43,469)
EUR	17,272	Barclays Bank plc	08/25/14	23,155	(637)
EUR	31,978	Barclays Bank plc	09/19/14	42,723	(1,326)
EUR	21,514	Barclays Bank plc	09/24/14	29,125	(510)
EUR	1,618,079	JPMorgan Chase Bank N.A.	10/23/14	2,223,968	(4,899)
EUR	183,001	Barclays Bank plc	01/09/15	251,884	(211)
EUR	6,173,855	Deutsche Bank AG	01/09/15	8,434,473	(70,395)
EUR	3,539,000	Deutsche Bank AG	01/09/15	4,798,884	(76,308)
EUR	3,112,056	Deutsche Bank AG	01/09/15	4,250,664	(36,387)
EUR	2,174,938	Deutsche Bank AG	01/09/15	2,941,822	(54,291)
EUR	2,105,000	Deutsche Bank AG	01/09/15	2,844,276	(55,492)
EUR	1,439,000	Deutsche Bank AG	01/09/15	1,949,269	(33,043)
EUR	434,458	Deutsche Bank AG	01/09/15	587,040	(11,453)
EUR	87,929	JPMorgan Chase Bank N.A.	01/09/15	120,979	(148)
EUR	3,060,000	Deutsche Bank AG	02/09/15	4,250,034	34,388
EUR	2,752,764	Deutsche Bank AG	02/09/15	3,796,502	4,124
EUR	395,300	Deutsche Bank AG	02/09/15	547,945	3,355
EUR	178,275	Deutsche Bank AG	02/09/15	247,606	2,003
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	276,230	3,453
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	275,305	2,528
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	274,731	1,954
EUR	158,000	JPMorgan Chase Bank N.A.	02/09/15	219,688	2,017
EUR	118,600	JPMorgan Chase Bank N.A.	02/09/15	164,561	1,170
GBP	2,053,243	Deutsche Bank AG	01/09/15	3,358,901	(56,177)
GBP	1,030,342	Deutsche Bank AG	02/09/15	1,707,432	(5,656)
JPY	436,983,750	Deutsche Bank AG	05/07/14	4,500,000	265,472
JPY	55,178,000	Deutsche Bank AG	05/12/14	559,842	25,133
JPY	281,655,500	Morgan Stanley & Co. LLC	05/12/14	2,863,254	133,842
JPY	265,900,000	Morgan Stanley & Co. LLC	05/19/14	2,609,319	32,494
JPY	82,910,000	Barclays Bank plc	06/10/14	851,965	48,397
JPY	88,300,000	HSBC Bank plc	06/10/14	912,831	57,023
JPY	59,880,000	JPMorgan Chase Bank N.A.	06/10/14	608,559	28,199
JPY	29,200,000	Deutsche Bank AG	06/11/14	303,863	20,854
JPY	81,810,000	JPMorgan Chase Bank N.A.	06/11/14	851,978	59,068
JPY	34,500,000	JPMorgan Chase Bank N.A.	06/17/14	365,137	30,750
JPY	42,660,000	Barclays Bank plc	01/09/15	417,703	3,614
JPY	21,350,000	Barclays Bank plc	01/09/15	209,050	1,811
JPY	85,250,000	Citibank N.A.	01/09/15	834,500	7,001
JPY	42,570,000	Citibank N.A.	01/09/15	415,865	2,649
JPY	3,025,280,000	Deutsche Bank AG	01/09/15	29,064,079	(301,513)
JPY	40,500,000	Deutsche Bank AG	01/09/15	399,448	6,325
JPY	14,279,000	Deutsche Bank AG	01/09/15	139,798	1,196
JPY	42,760,000	Goldman Sachs & Co.	01/09/15	417,639	2,579
JPY	64,350,000	HSBC Bank plc	01/09/15	637,148	12,519
JPY	64,319,000	JPMorgan Chase Bank N.A.	01/09/15	637,043	12,715

MIST-200

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	42,710,000	JPMorgan Chase Bank N.A.	01/09/15	$417,490	$2,915
JPY	42,690,000	JPMorgan Chase Bank N.A.	01/09/15	418,038	3,657
SEK	11,363,310	Deutsche Bank AG	05/28/14	1,714,854	(39,273)

Net Unrealized Depreciation					$(2,897,926)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	06/19/14	(378)	USD	(46,936,566)	$253,566
U.S. Treasury Note 5 Year Futures	06/30/14	(380)	USD	(45,414,239)	212,052
U.S. Treasury Ultra Bond Futures	06/19/14	(8)	USD	(1,162,230)	6,480

Net Unrealized Appreciation					$472,098

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.750% based on the notional amount of currency received	03/23/18	Citibank N.A.	$6,760,000	EUR	5,000,000	$(225,132)	$(1,252)	$(223,880)

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/15	JPMorgan Chase Bank N.A.	0.078%	USD	3,000,000	$(182,161)	$(137,578)	$(44,583)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/16	Credit Suisse International	0.130%	USD	6,000,000	(653,377)	(737,831)	84,454
Constellation Brands, Inc. 7.250%, due 09/01/2016	(5.000%)	09/20/16	Barclays Bank plc	0.367%	USD	2,000,000	(229,572)	(241,928)	12,356
Constellation Brands, Inc. 7.250%, due 09/01/2016	(5.000%)	06/20/17	Barclays Bank plc	0.500%	USD	2,000,000	(287,817)	(262,181)	(25,636)
D.R. Horton, Inc. 5.250% due 02/15/2015	(5.000%)	03/20/16	JPMorgan Chase Bank N.A.	0.506%	USD	3,425,000	(304,294)	(394,626)	90,332
D.R. Horton, Inc. 5.250% due 02/15/2015	(5.000%)	06/20/17	Citibank N.A.	0.885%	USD	2,000,000	(261,460)	(281,353)	19,893
Dean Foods Co. 7.000%, due 06/01/2016	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	0.707%	USD	1,771,000	(168,773)	(171,491)	2,718
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	06/20/16	Credit Suisse International	0.396%	USD	2,071,000	(212,490)	(247,588)	35,098
First Data Corp. 12.625%, due 01/15/2021	(5.000%)	03/20/15	Barclays Bank plc	0.678%	USD	400,000	(16,882)	(24,925)	8,043
First Data Corp. 12.625%, due 01/15/2021	(5.000%)	03/20/15	Barclays Bank plc	0.678%	USD	2,600,000	(109,730)	(120,307)	10,577

MIST-201

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Credit Default Swaps on corporate issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 5.000%, 05/15/2018	(5.000%)	06/20/15	Credit Suisse International	0.249%	USD	10,000,000	$(584,865)	$(837,653)	$252,788
Hospitality Properties Trust 5.125%, due 02/15/2015	(5.000%)	03/20/17	Credit Suisse International	0.834%	USD	5,000,000	(603,174)	(663,898)	60,724
Bank of America Corp. 5.000%, due 01/15/2015	(1.000%)	09/20/17	Credit Suisse International	0.434%	USD	2,000,000	(38,907)	4,498	(43,405)
Tenet Healthcare Corp. 6.875%, due 11/15/2031	(5.000%)	12/05/16	Barclays Bank plc	1.437%	USD	3,500,000	(334,353)	(322,116)	(12,237)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse International	0.251%	USD	3,000,000	(175,471)	(330,262)	154,791
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse International	0.251%	USD	3,000,000	(175,471)	(316,024)	140,553

Totals							$(4,338,797)	$(5,085,263)	$746,466

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Petroleum Corp. 5.950%, due 09/15/2016	1.000%	03/20/19	JPMorgan Chase Bank N.A.	0.823%	USD	3,500,000	$29,570	$—	$29,570
Bank of America Corp. 5.650%, due 05/01/2018	1.000%	09/20/17	Credit Suisse International	0.434%	USD	2,000,000	38,907	(4,498)	43,405
Berkshire Hathaway, Inc. 1.900%, due 01/31/2017	1.000%	09/20/15	Barclays Bank plc	0.155%	USD	1,800,000	22,592	21,363	1,229
Berkshire Hathaway, Inc. 2.450%, due 05/15/2015	1.000%	09/20/17	Barclays Bank plc	0.359%	USD	6,000,000	132,548	(84,614)	217,162
Celanese US Holdings LLC 3.246%, 10/31/2016	1.800%	06/20/16	Credit Suisse International	1.289%	USD	500,000	5,532	—	5,532
First Data Corp. 12.625%, due 01/15/2021	5.000%	03/20/16	Barclays Bank plc	1.519%	USD	2,000,000	136,459	(5,000)	141,459
First Data Corp. 12.625%, due 01/15/2021	5.000%	03/20/16	Barclays Bank plc	1.519%	USD	1,000,000	68,230	39,817	28,413
Ford Motor Credit Co. LLC 5.000%, due 05/15/2018	5.000%	03/20/19	Barclays Bank plc	0.938%	USD	3,000,000	575,611	596,396	(20,785)
People’s Republic of China 4.25%, due 10/28/2014	1.000%	12/20/18	Citibank N.A.	0.000%	USD	3,000,000	24,561	43,583	(19,022)
People’s Republic of China 4.250%, due 10/28/2014	1.000%	03/20/19	JPMorgan Chase Bank N.A.	0.868%	USD	1,500,000	9,463	(1,819)	11,282
Republic of Indonesia 6.875%, due 03/09/2017	1.000%	03/20/19	Barclays Bank plc	1.649%	USD	1,600,000	(48,627)	(81,820)	33,193
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/16	Credit Suisse International	0.611%	USD	400,000	3,458	(18,566)	22,024
Tenet Healthcare Corp. 6.875%, due 11/15/2031	5.000%	12/20/18	Barclays Bank plc	2.867%	USD	2,500,000	232,167	169,065	63,102

Totals							$1,230,471	$673,907	$556,564

Credit Default Swaps on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Markit CMBX North America, AJ Tranche, Series 2	1.090%	03/15/49	Credit Suisse International	0.000%	USD	575,000	$(53,966)	$(80,877)	$26,911

MIST-202

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Credit Default Swaps on credit indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Markit CMBX North America, AJ Tranche, Series 2	1.090%	03/15/49	Credit Suisse International	0.000%	USD	1,100,000	$(103,240)	$(165,688)	$62,448
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	0.000%	USD	2,328,000	107,670	29,100	78,570
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	0.000%	USD	2,328,000	107,670	32,010	75,660
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	0.000%	USD	1,067,000	49,349	15,045	34,304
Markit LCDX North America, Series 21	2.500%	12/20/18	Credit Suisse International	0.000%	USD	6,200,000	298,385	286,750	11,635
Markit LCDX North America, Series 21	2.500%	12/20/18	Credit Suisse International	0.000%	USD	1,700,000	81,815	68,000	13,815
Markit MCDX North America, Series 21	1.000%	12/20/18	Citibank N.A.	0.000%	USD	4,000,000	(31,917)	(78,611)	46,694

Totals							$455,766	$105,729	$350,037

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CMBX)—	Commercial Mortgage-Backed Index
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LCDX)—	First Lien Leveraged Loan Index
(MCDX)—	Municipal Single Name Index
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-203

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$489,108,759	$—	$489,108,759
Total U.S. Treasury & Government Agencies*	—	399,646,306	—	399,646,306
Total Mortgage-Backed Securities*	—	165,250,787	—	165,250,787
Total Asset-Backed Securities*	—	99,206,452	—	99,206,452
Total Floating Rate Loans* (Less Unfunded Loan Commitments)	—	81,784,454	—	81,784,454
Total Foreign Government*	—	61,307,844	—	61,307,844
Total Municipals	—	30,075,130	—	30,075,130
Total Purchased Options*	—	183,195	—	183,195
Total Common Stock*	—	100,800	—	100,800
Total Short-Term Investment*	—	75,600,000	—	75,600,000
Total Net Investments	$—	$1,402,263,727	$—	$1,402,263,727

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,059,127	$—	$1,059,127
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,957,053)	—	(3,957,053)
Total Forward Contracts	$—	$(2,897,926)	$—	$(2,897,926)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$472,098	$—	$—	$472,098
Swap Contracts
Swap Contracts at Value (Assets)	$—	$1,923,987	$—	$1,923,987
Swap Contracts at Value (Liabilities)	—	(4,801,679)	—	(4,801,679)
Total Swap Contracts	$—	$(2,877,692)	$—	$(2,877,692)

*	See Schedule of Investments for additional detailed categorizations.

MIST-204

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—81.7% of Net Assets

Security Description	Principal Amount*	Value

Brazil—4.5%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/14 (BRL)	6,700,000	$2,951,328
Zero Coupon, 01/01/16 (BRL)	9,490,000	3,419,357
Zero Coupon, 01/01/17 (BRL)	17,580,000	5,601,744
Brazil Notas do Tesouro Nacional
6.000%, 05/15/15 (BRL)	13,495,000	14,516,489
6.000%, 08/15/16 (BRL)	3,245,000	3,464,116
6.000%, 08/15/18 (BRL)	4,225,000	4,463,551
6.000%, 08/15/22 (BRL)	5,230,000	5,431,871
6.000%, 05/15/45 (BRL)	6,400,000	6,181,123
10.000%, 01/01/17 (BRL)	19,225,000	8,015,619
10.000%, 01/01/19 (BRL)	6,700,000	2,694,226
10.000%, 01/01/21 (BRL)	3,480,000	1,357,951
10.000%, 01/01/23 (BRL)	8,090,000	3,086,147

		61,183,522

Canada—3.5%
Canadian Government Bonds
0.750%, 05/01/14 (CAD)	2,247,000	2,032,361
1.000%, 11/01/14 (CAD)	7,165,000	6,483,369
1.000%, 02/01/15 (CAD)	17,581,000	15,908,459
2.000%, 12/01/14 (CAD)	6,372,000	5,804,716
2.250%, 08/01/14 (CAD)	12,188,000	11,073,937
3.000%, 06/01/14 (CAD)	6,019,000	5,463,325

		46,766,167

Hungary—6.4%
Hungary Government Bonds
4.000%, 04/25/18 (HUF)	472,570,000	2,071,663
5.500%, 02/12/16 (HUF)	168,700,000	781,898
5.500%, 12/22/16 (HUF)	5,482,200,000	25,483,613
5.500%, 12/20/18 (HUF)	1,325,670,000	6,150,396
5.500%, 06/24/25 (HUF)	11,380,000	50,399
6.000%, 11/24/23 (HUF)	71,030,000	331,706
6.500%, 06/24/19 (HUF)	182,100,000	876,929
6.750%, 08/22/14 (HUF)	719,960,000	3,274,062
6.750%, 02/24/17 (HUF)	226,970,000	1,090,158
6.750%, 11/24/17 (HUF)	1,796,830,000	8,681,893
7.000%, 06/24/22 (HUF)	203,820,000	1,010,672
7.500%, 11/12/20 (HUF)	129,680,000	659,200
7.750%, 08/24/15 (HUF)	200,360,000	951,838
8.000%, 02/12/15 (HUF)	109,300,000	510,004
Hungary Government International Bonds
3.875%, 02/24/20 (EUR)	6,510,000	9,126,344
4.375%, 07/04/17 (EUR)	580,000	836,168
5.750%, 06/11/18 (EUR)	4,840,000	7,337,540
6.250%, 01/29/20 (a)	10,995,000	11,998,294
6.375%, 03/29/21 (a)	4,058,000	4,438,437

		85,661,214

Iceland—0.2%
Iceland Government International Bond
5.875%, 05/11/22 (144A)	3,080,000	3,337,950

Indonesia—2.4%
Indonesia Treasury Bonds
10.000%, 09/15/24 (IDR)	186,070,000,000	$18,385,878
10.000%, 02/15/28 (IDR)	34,960,000,000	3,428,296
12.800%, 06/15/21 (IDR)	93,010,000,000	10,357,187

		32,171,361

Ireland—8.5%
Ireland Government Bonds
4.400%, 06/18/19 (EUR)	1,532,000	2,398,000
4.500%, 10/18/18 (EUR)	1,042,000	1,628,507
4.500%, 04/18/20 (EUR)	5,387,000	8,451,637
5.000%, 10/18/20 (EUR)	25,040,000	40,452,484
5.400%, 03/13/25 (EUR)	21,787,510	36,009,239
5.500%, 10/18/17 (EUR)	12,324,600	19,606,816
5.900%, 10/18/19 (EUR) (a)	3,639,000	6,093,626

		114,640,309

Lithuania—1.2%
Lithuania Government International Bonds
6.125%, 03/09/21 (144A)	930,000	1,062,711
6.750%, 01/15/15 (144A)	7,480,000	7,801,640
7.375%, 02/11/20 (144A)	6,420,000	7,736,100

		16,600,451

Malaysia—4.6%
Bank Negara Malaysia Monetary Notes
2.723%, 09/18/14 (MYR) (b)	9,280,000	2,802,987
2.725%, 09/09/14 (MYR) (b)	10,055,000	3,039,286
2.742%, 05/27/14 (MYR) (b)	210,000	64,017
2.743%, 05/20/14 (MYR) (b)	600,000	183,010
2.744%, 05/20/14 (MYR) (b)	100,000	30,502
2.750%, 11/06/14 (MYR) (b)	80,000	24,074
2.752%, 07/08/14 (MYR) (b)	1,060,000	322,038
2.752%, 08/14/14 (MYR) (b)	2,610,000	790,576
2.755%, 06/05/14 (MYR) (b)	780,000	237,604
2.760%, 06/17/14 (MYR) (b)	2,970,000	903,846
2.760%, 06/19/14 (MYR) (b)	4,520,000	1,375,327
2.760%, 08/21/14 (MYR) (b)	265,000	80,224
2.761%, 04/15/14 (MYR) (b)	795,000	243,177
2.761%, 08/05/14 (MYR) (b)	870,000	263,717
2.761%, 02/17/15 (MYR) (b)	6,900,000	2,058,165
2.762%, 07/24/14 (MYR) (b)	510,000	154,743
2.763%, 06/10/14 (MYR) (b)	6,340,000	1,930,513
2.764%, 06/03/14 (MYR) (b)	3,820,000	1,163,840
2.764%, 06/05/14 (MYR) (b)	1,810,000	551,364
2.764%, 07/15/14 (MYR) (b)	340,000	103,237
2.767%, 04/03/14 (MYR) (b)	170,000	52,059
2.769%, 11/06/14 (MYR) (b)	445,000	133,913
2.770%, 04/24/14 (MYR) (b)	1,070,000	327,056
2.770%, 10/16/14 (MYR) (b)	150,000	45,204
2.770%, 12/16/14 (MYR) (b)	250,000	74,995
2.770%, 01/08/15 (MYR) (b)	880,000	263,358
2.770%, 01/29/15 (MYR) (b)	70,000	20,912
2.771%, 12/02/14 (MYR) (b)	460,000	138,091

MIST-205

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Malaysia—(Continued)
Bank Negara Malaysia Monetary Notes
2.779%, 08/05/14 (MYR) (b)	1,000,000	$303,123
2.780%, 03/05/15 (MYR) (b)	810,000	241,300
2.781%, 11/18/14 (MYR) (b)	460,000	138,252
2.786%, 10/02/14 (MYR) (b)	10,730,000	3,237,286
2.789%, 07/15/14 (MYR) (b)	90,000	27,327
2.789%, 07/24/14 (MYR) (b)	90,000	27,308
2.790%, 09/25/14 (MYR) (b)	5,450,000	1,645,527
2.792%, 12/16/14 (MYR) (b)	290,000	86,995
2.792%, 01/08/15 (MYR) (b)	30,000	8,978
2.792%, 01/20/15 (MYR) (b)	100,000	29,897
2.794%, 10/16/14 (MYR) (b)	450,000	135,614
2.796%, 01/08/15 (MYR) (b)	100,000	29,927
2.798%, 09/09/14 (MYR) (b)	260,000	78,589
2.799%, 05/15/14 (MYR) (b)	60,000	18,308
2.799%, 05/27/14 (MYR) (b)	40,000	12,194
2.799%, 10/28/14 (MYR) (b)	770,000	231,824
2.800%, 04/03/14 (MYR) (b)	40,000	12,249
2.800%, 09/18/14 (MYR) (b)	810,000	244,657
2.802%, 10/02/14 (MYR) (b)	420,000	126,716
2.803%, 09/11/14 (MYR) (b)	5,070,000	1,532,241
2.809%, 06/05/14 (MYR) (b)	960,000	292,436
2.809%, 06/10/14 (MYR) (b)	240,000	73,079
2.810%, 06/24/14 (MYR) (b)	460,000	139,910
2.810%, 07/03/14 (MYR) (b)	1,510,000	458,971
2.818%, 08/21/14 (MYR) (b)	700,000	211,912
2.820%, 08/05/14 (MYR) (b)	810,000	245,530
2.828%, 09/18/14 (MYR) (b)	850,000	256,739
2.830%, 04/10/14 (MYR) (b)	470,000	143,824
2.830%, 07/24/14 (MYR) (b)	450,000	136,538
2.833%, 07/17/14 (MYR) (b)	210,000	63,759
2.834%, 07/10/14 (MYR) (b)	165,000	50,120
2.839%, 06/19/14 (MYR) (b)	2,400,000	730,262
2.841%, 10/28/14 (MYR) (b)	100,000	30,107
2.843%, 10/28/14 (MYR) (b)	1,300,000	391,391
2.848%, 04/10/14 (MYR) (b)	920,000	281,527
2.850%, 06/19/14 (MYR) (b)	480,000	146,052
2.854%, 08/14/14 (MYR) (b)	100,000	30,290
2.857%, 07/15/14 (MYR) (b)	240,000	72,873
2.857%, 08/05/14 (MYR) (b)	100,000	30,312
2.860%, 06/19/14 (MYR) (b)	310,000	94,326
2.862%, 05/27/14 (MYR) (b)	4,370,000	1,332,163
2.864%, 06/12/14 (MYR) (b)	640,000	194,854
2.898%, 07/17/14 (MYR) (b)	670,000	203,423
Malaysia Government Bonds
3.172%, 07/15/16 (MYR)	20,000,000	6,103,353
3.197%, 10/15/15 (MYR)	3,185,000	976,534
3.434%, 08/15/14 (MYR)	14,380,000	4,410,109
3.741%, 02/27/15 (MYR)	22,420,000	6,904,227
3.835%, 08/12/15 (MYR)	14,030,000	4,336,505
4.720%, 09/30/15 (MYR)	24,680,000	7,732,311
Malaysia Treasury Bill
2.804%, 05/30/14 (MYR) (b)	90,000	27,429

		61,647,013

Mexico—8.4%
Mexican Bonos
6.000%, 06/18/15 (MXN)	133,665,000	10,505,370
6.250%, 06/16/16 (MXN)	38,378,000	3,076,099
7.000%, 06/19/14 (MXN)	14,591,000	1,125,657
7.250%, 12/15/16 (MXN)	25,000	2,061
7.750%, 12/14/17 (MXN)	195,000,000	16,457,937
8.000%, 12/17/15 (MXN)	83,978,000	6,860,029
9.500%, 12/18/14 (MXN)	38,610,000	3,077,985
Mexican Udibonos
2.500%, 12/10/20 (MXN)	12,651,762	989,463
3.500%, 12/14/17 (MXN)	23,368,972	1,912,140
4.000%, 06/13/19 (MXN)	16,026,937	1,351,257
4.500%, 12/18/14 (MXN)	9,124,806	716,623
5.000%, 06/16/16 (MXN)	23,363,826	1,937,169
Mexico Cetes
3.398%, 09/18/14 (MXN) (b)	270,000	2,035
3.471%, 07/10/14 (MXN) (b)	195,820,000	1,485,940
3.526%, 10/16/14 (MXN) (b)	104,049,000	781,982
3.533%, 12/11/14 (MXN) (b)	104,049,000	777,648
3.579%, 12/11/14 (MXN) (b)	4,331,560,000	32,373,480
3.592%, 10/16/14 (MXN) (b)	3,412,942,000	25,650,068
3.644%, 04/30/14 (MXN) (b)	77,180,000	589,549
3.683%, 04/03/14 (MXN) (b)	77,180,000	590,997
3.868%, 04/30/14 (MXN) (b)	183,690,000	1,403,138
3.871%, 04/30/14 (MXN) (b)	178,290,000	1,361,889

		113,028,516

Peru—0.2%
Peru Government Bond
7.840%, 08/12/20 (PEN)	5,663,000	2,235,891

Philippines—1.1%
Philippine Government Bond
1.625%, 04/25/16 (PHP)	455,900,000	9,998,021
Philippine Treasury Bills
0.074%, 04/10/14 (PHP) (b)	21,860,000	487,310
0.154%, 10/08/14 (PHP) (b)	185,250,000	4,101,442

		14,586,773

Poland—8.3%
Poland Government Bonds
Zero Coupon, 07/25/14 (PLN)	9,090,000	2,983,004
Zero Coupon, 07/25/15 (PLN)	65,950,000	21,038,220
Zero Coupon, 01/25/16 (PLN)	58,547,000	18,364,915
2.720%, 01/25/17 (PLN) (c)	28,518,000	9,410,431
2.720%, 01/25/21 (PLN) (c)	28,929,000	9,366,192
4.750%, 10/25/16 (PLN)	9,440,000	3,245,527
5.000%, 04/25/16 (PLN)	22,340,000	7,677,666
5.500%, 04/25/15 (PLN)	9,432,000	3,208,153
5.750%, 04/25/14 (PLN)	52,875,000	17,528,242
6.250%, 10/24/15 (PLN)	53,896,000	18,743,645

		111,565,995

MIST-206

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Russia—1.5%
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A)	17,262,000	$19,635,525

Serbia—0.7%
Republic of Serbia
4.875%, 02/25/20 (144A)	3,150,000	3,150,000
5.250%, 11/21/17 (144A) (a)	1,720,000	1,784,500
7.250%, 09/28/21 (144A)	3,740,000	4,189,174

		9,123,674

Singapore—4.7%
Monetary Authority of Singapore
0.248%, 08/19/14 (SGD) (b)	15,465,000	12,277,019
0.260%, 05/23/14 (SGD) (b)	16,830,000	13,373,478
0.269%, 05/02/14 (SGD) (b)	23,435,000	18,626,307
Singapore Government Bond
3.625%, 07/01/14 (SGD)	23,750,000	19,035,401

		63,312,205

Slovenia—0.4%
Slovenia Government International Bonds
5.500%, 10/26/22 (144A)	3,200,000	3,412,000
5.850%, 05/10/23 (144A)	1,850,000	2,016,500

		5,428,500

South Korea—16.0%
Export-Import Bank of Korea
1.450%, 05/19/14 (144A) (SEK)	25,960,000	4,013,907
Korea Monetary Stabilization Bonds
2.470%, 04/02/15 (KRW)	40,784,600,000	38,240,548
2.550%, 05/09/14 (KRW)	3,709,900,000	3,485,135
2.570%, 06/09/14 (KRW)	8,226,000,000	7,727,595
2.720%, 09/09/14 (KRW)	8,131,000,000	7,641,925
2.740%, 02/02/15 (KRW)	481,310,000	452,495
2.760%, 06/02/15 (KRW)	6,555,600,000	6,163,083
2.780%, 10/02/14 (KRW)	2,536,400,000	2,384,685
2.780%, 02/02/16 (KRW)	5,175,740,000	4,861,471
2.800%, 08/02/15 (KRW)	23,319,650,000	21,931,841
2.810%, 10/02/15 (KRW)	1,092,000,000	1,026,883
2.820%, 08/02/14 (KRW)	636,300,000	598,203
2.840%, 12/02/14 (KRW)	1,407,530,000	1,324,197
2.900%, 12/02/15 (KRW)	50,092,900,000	47,172,881
3.280%, 06/02/14 (KRW)	9,018,300,000	8,481,794
3.590%, 04/02/14 (KRW)	7,606,760,000	7,146,188
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	11,222,000,000	10,538,180
2.750%, 06/10/16 (KRW)	16,927,400,000	15,876,341
3.000%, 12/10/16 (KRW)	18,945,200,000	17,857,789
3.250%, 12/10/14 (KRW)	2,150,000,000	2,028,294
3.250%, 06/10/15 (KRW)	2,412,300,000	2,280,665
4.000%, 09/10/15 (KRW)	2,754,400,000	2,632,911
4.000%, 03/10/16 (KRW)	1,043,200,000	1,002,006
4.500%, 03/10/15 (KRW)	521,600,000	498,306

		215,367,323

Sri Lanka—1.2%
Sri Lanka Government Bonds
6.400%, 08/01/16 (LKR)	56,200,000	418,277
6.400%, 10/01/16 (LKR)	35,400,000	261,359
6.500%, 07/15/15 (LKR)	80,900,000	613,420
6.600%, 06/01/14 (LKR)	29,200,000	223,288
7.500%, 08/15/18 (LKR)	9,900,000	71,798
8.000%, 11/15/18 (LKR)	243,630,000	1,796,291
8.500%, 11/01/15 (LKR)	71,400,000	554,729
8.500%, 04/01/18 (LKR)	156,800,000	1,183,587
8.500%, 06/01/18 (LKR)	1,410,000	10,638
8.500%, 07/15/18 (LKR)	45,000,000	339,387
9.000%, 05/01/21 (LKR)	3,530,000	26,038
10.600%, 07/01/19 (LKR)	7,600,000	62,021
11.000%, 08/01/15 (LKR)	522,600,000	4,181,611
11.000%, 09/01/15 (LKR)	762,125,000	6,114,088
11.200%, 07/01/22 (LKR)	26,640,000	215,800
11.750%, 04/01/14 (LKR)	890,000	6,810
11.750%, 03/15/15 (LKR)	11,590,000	92,395

		16,171,537

Sweden—4.5%
Kommuninvest I Sverige AB
2.250%, 05/05/14 (SEK)	125,580,000	19,428,336
Sweden Government Bond
6.750%, 05/05/14 (SEK)	262,840,000	40,826,516

		60,254,852

Ukraine—3.0%
Financing of Infrastrucural Projects State Enterprise
7.400%, 04/20/18 (144A)	400,000	344,555
8.375%, 11/03/17 (144A)	440,000	382,800
Ukraine Government International Bonds
4.950%, 10/13/15 (144A) (EUR)	150,000	192,182
6.250%, 06/17/16 (144A) (a)	3,440,000	3,250,800
6.580%, 11/21/16 (144A) (a)	5,050,000	4,747,000
7.500%, 04/17/23 (144A) (a)	3,400,000	3,145,000
7.750%, 09/23/20 (144A) (a)	6,949,000	6,497,315
7.800%, 11/28/22 (144A) (a)	4,150,000	3,843,938
7.950%, 02/23/21 (144A) (a)	9,904,000	9,309,760
9.250%, 07/24/17 (144A) (a)	8,610,000	8,437,800

		40,151,150

Vietnam—0.4%
Vietnam Government International Bond
6.750%, 01/29/20 (144A)	5,080,000	5,670,550

Total Foreign Government (Cost $1,047,017,630)		1,098,540,478

Short-Term Investments—21.3%

Discount Notes—8.4%
Federal Farm Credit
0.000%, 04/01/14 (b)	6,250,000	6,250,000

MIST-207

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/Principal Amount*	Value

Discount Notes—(Continued)
Federal Home Loan Bank
0.000%, 04/01/14 (b)	107,275,000	$107,275,000

		113,525,000

Mutual Fund—3.8%
State Street Navigator Securities Lending MET Portfolio (d)	51,239,352	51,239,352

Repurchase Agreement—9.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $121,688,000 on 04/01/14, collateralized by $127,145,000 U.S. Treasury Note at 1.750% due 10/31/20 with a value of $124,125,306.	121,688,000	121,688,000

Total Short-Term Investments (Cost $286,452,352)		286,452,352

Total Investments—103.0% (Cost $1,333,469,982) (e)		1,384,992,830
Other assets and liabilities (net)—(3.0)%		(40,896,313)

Net Assets—100.0%		$1,344,096,517

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $49,648,217 and the collateral received consisted of cash in the amount of $51,239,352. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $1,333,469,982. The aggregate unrealized appreciation and depreciation of investments were $66,814,062 and $(15,291,214), respectively, resulting in net unrealized appreciation of $51,522,848.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $103,961,707, which is 7.7% of net assets.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	1,182,768,000	Deutsche Bank AG	05/09/14	USD	2,406,691	$(258,278)
CLP	8,066,295,000	Deutsche Bank AG	05/09/14	USD	16,413,257	(1,761,415)
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/09/14	USD	18,964,935	(2,047,309)
CLP	440,900,000	Morgan Stanley & Co. LLC	05/12/14	USD	894,320	(93,698)
CLP	1,155,000,000	Barclays Bank plc	06/05/14	USD	2,046,783	45,572
CLP	113,400,000	Morgan Stanley & Co. LLC	06/06/14	USD	200,992	4,420
CLP	753,400,000	Morgan Stanley & Co. LLC	07/31/14	USD	1,416,033	(58,111)
CLP	438,900,000	Deutsche Bank AG	08/12/14	USD	777,572	12,662
CLP	433,400,000	Deutsche Bank AG	08/18/14	USD	769,668	10,251
CLP	405,100,000	JPMorgan Chase Bank N.A.	08/20/14	USD	726,442	2,422
CLP	376,530,000	Morgan Stanley & Co. LLC	08/20/14	USD	707,537	(30,077)
CLP	245,250,000	Deutsche Bank AG	08/27/14	USD	435,149	5,838
CLP	246,100,000	JPMorgan Chase Bank N.A.	08/28/14	USD	436,270	6,206
CLP	39,050,000	Deutsche Bank AG	09/05/14	USD	68,811	1,350
CLP	303,150,000	Deutsche Bank AG	11/28/14	USD	532,684	8,365
CLP	303,150,000	Deutsche Bank AG	12/01/14	USD	531,749	9,178
CLP	864,300,000	Morgan Stanley & Co. LLC	01/12/15	USD	1,567,038	(29,753)
CLP	438,100,000	Barclays Bank plc	02/10/15	USD	753,656	23,765
CLP	993,900,000	Morgan Stanley & Co. LLC	02/12/15	USD	1,726,720	36,702
CLP	370,000,000	Deutsche Bank AG	02/17/15	USD	643,926	12,283

MIST-208

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	488,550,000	Morgan Stanley & Co. LLC	02/23/15	USD	855,305	$10,742
CLP	687,600,000	JPMorgan Chase Bank N.A.	02/24/15	USD	1,204,625	14,178
CLP	313,500,000	Morgan Stanley & Co. LLC	02/25/15	USD	546,786	8,863
CLP	360,850,000	Deutsche Bank AG	02/26/15	USD	628,220	11,301
CLP	39,050,000	Deutsche Bank AG	03/03/15	USD	67,397	1,782
CLP	408,600,000	JPMorgan Chase Bank N.A.	03/20/15	USD	693,130	29,749
EUR	10,382,000	Deutsche Bank AG	02/09/15	USD	14,320,412	(17,525)
INR	14,658,000	JPMorgan Chase Bank N.A.	04/22/14	USD	233,707	10,550
INR	201,041,000	HSBC Bank plc	04/29/14	USD	3,142,027	202,160
INR	71,467,067	Deutsche Bank AG	04/30/14	USD	1,140,890	47,619
INR	1,228,565,000	HSBC Bank plc	05/12/14	USD	19,389,313	982,919
INR	16,661,000	Deutsche Bank AG	05/27/14	USD	263,505	11,808
INR	71,467,067	Deutsche Bank AG	05/30/14	USD	1,133,795	46,332
INR	27,220,000	HSBC Bank plc	05/30/14	USD	432,019	17,462
INR	35,346,000	Deutsche Bank AG	06/03/14	USD	561,244	21,879
INR	69,899,500	HSBC Bank plc	06/03/14	USD	1,105,271	47,901
INR	16,661,000	Deutsche Bank AG	06/26/14	USD	269,648	3,774
INR	79,797,767	Deutsche Bank AG	06/30/14	USD	1,303,513	4,846
KRW	2,321,000,000	Deutsche Bank AG	06/27/14	USD	1,986,647	184,473
KRW	2,328,000,000	HSBC Bank plc	09/26/14	USD	2,129,918	38,771
MXN	16,965,000	HSBC Bank plc	09/10/14	USD	1,271,739	11,714
MXN	285,397,780	HSBC Bank plc	10/07/14	USD	20,951,547	595,160
MXN	35,485,000	Deutsche Bank AG	10/14/14	USD	2,620,753	56,835
MXN	521,116,000	Citibank N.A.	02/17/15	USD	38,054,330	882,491
MYR	13,780,000	JPMorgan Chase Bank N.A.	04/02/14	USD	4,217,291	2,583
MYR	50,424,120	JPMorgan Chase Bank N.A.	05/14/14	USD	16,703,919	(1,308,136)
MYR	99,141,840	HSBC Bank plc	06/06/14	USD	31,426,709	(1,203,149)
MYR	13,780,000	JPMorgan Chase Bank N.A.	07/02/14	USD	4,199,939	(6,008)
MYR	4,429,000	JPMorgan Chase Bank N.A.	07/31/14	USD	1,312,063	33,453
MYR	7,610,828	HSBC Bank plc	08/06/14	USD	2,251,724	59,554
MYR	7,165,900	JPMorgan Chase Bank N.A.	08/27/14	USD	2,133,788	39,518
MYR	21,469,000	HSBC Bank plc	10/01/14	USD	6,538,450	(41,442)
MYR	58,458,531	JPMorgan Chase Bank N.A.	10/16/14	USD	18,060,594	(385,953)
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/14	USD	940,620	(20,809)
MYR	5,541,000	HSBC Bank plc	10/22/14	USD	1,727,675	(52,996)
MYR	4,132,000	Deutsche Bank AG	10/24/14	USD	1,283,031	(34,352)
MYR	2,756,789	HSBC Bank plc	10/24/14	USD	851,386	(18,292)
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/31/14	USD	887,117	(30,150)
MYR	2,742,080	Deutsche Bank AG	11/19/14	USD	841,465	(14,130)
MYR	1,632,000	HSBC Bank plc	11/20/14	USD	501,229	(8,855)
MYR	3,409,400	Deutsche Bank AG	01/08/15	USD	1,016,124	9,388
MYR	1,900,500	JPMorgan Chase Bank N.A.	01/08/15	USD	567,178	4,473
MYR	1,022,000	JPMorgan Chase Bank N.A.	01/09/15	USD	305,220	2,166
MYR	306,000	JPMorgan Chase Bank N.A.	01/12/15	USD	91,480	537
MYR	697,000	JPMorgan Chase Bank N.A.	01/16/15	USD	210,009	(471)
MYR	3,758,000	JPMorgan Chase Bank N.A.	02/04/15	USD	1,110,553	17,778
MYR	10,421,193	HSBC Bank plc	02/27/15	USD	3,121,800	2,345
MYR	13,780,000	JPMorgan Chase Bank N.A.	04/02/15	USD	4,134,290	(12,552)
SGD	3,002,184	Deutsche Bank AG	05/06/14	USD	2,432,641	(45,935)
SGD	3,014,189	Morgan Stanley & Co. LLC	05/08/14	USD	2,427,840	(31,588)
SGD	1,398,000	Deutsche Bank AG	05/19/14	USD	1,102,436	8,967
SGD	3,051,000	Deutsche Bank AG	05/19/14	USD	2,410,048	15,483
SGD	1,138,500	Deutsche Bank AG	05/30/14	USD	900,213	4,894
SGD	2,180,000	JPMorgan Chase Bank N.A.	06/19/14	USD	1,722,517	10,609
SGD	2,625,000	HSBC Bank plc	06/20/14	USD	2,084,989	1,919
SGD	3,284,900	Deutsche Bank AG	06/23/14	USD	2,617,658	(6,116)
SGD	2,190,000	JPMorgan Chase Bank N.A.	07/24/14	USD	1,714,232	26,931
SGD	12,676,300	JPMorgan Chase Bank N.A.	07/31/14	USD	10,043,020	35,422

MIST-209

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SGD	10,161,130	Morgan Stanley & Co. LLC	08/01/14	USD	8,013,509	$65,232
SGD	7,822,083	Deutsche Bank AG	08/06/14	USD	6,136,651	82,456
SGD	2,353,000	Deutsche Bank AG	08/07/14	USD	1,855,064	15,740
SGD	2,353,000	HSBC Bank plc	08/07/14	USD	1,855,678	15,126
SGD	8,472,703	Barclays Bank plc	08/12/14	USD	6,670,370	66,100
SGD	4,687,000	Deutsche Bank AG	08/12/14	USD	3,703,382	23,154
SGD	1,863,000	Barclays Bank plc	08/18/14	USD	1,466,930	14,319
SGD	1,398,000	Deutsche Bank AG	08/19/14	USD	1,102,698	8,837
SGD	1,398,000	HSBC Bank plc	08/19/14	USD	1,102,872	8,663
SGD	2,961,000	Deutsche Bank AG	08/27/14	USD	2,316,357	37,936
SGD	4,013,100	HSBC Bank plc	09/15/14	USD	3,163,408	27,521
SGD	3,488,000	HSBC Bank plc	09/19/14	USD	2,755,134	18,293
SGD	1,398,000	HSBC Bank plc	02/18/15	USD	1,106,013	5,867

Contracts to Deliver
EUR	640,496	Deutsche Bank AG	04/03/14	USD	823,133	(59,244)
EUR	2,372,000	Deutsche Bank AG	04/04/14	USD	3,053,120	(214,651)
EUR	1,005,008	Barclays Bank plc	04/07/14	USD	1,293,496	(91,038)
EUR	3,821,000	HSBC Bank plc	04/10/14	USD	4,993,550	(270,357)
EUR	4,186,153	Deutsche Bank AG	04/11/14	USD	5,478,628	(288,311)
EUR	1,911,000	UBS AG	04/11/14	USD	2,501,977	(130,660)
EUR	3,193,000	JPMorgan Chase Bank N.A.	04/14/14	USD	4,185,043	(213,677)
EUR	3,696,678	HSBC Bank plc	04/16/14	USD	4,838,693	(253,879)
EUR	989,372	Barclays Bank plc	04/22/14	USD	1,302,983	(59,965)
EUR	31,188,000	Deutsche Bank AG	04/22/14	USD	40,843,805	(2,120,459)
EUR	274,083	JPMorgan Chase Bank N.A.	04/22/14	USD	358,784	(18,790)
EUR	3,529,000	Deutsche Bank AG	04/23/14	USD	4,625,460	(236,043)
EUR	2,045,873	Barclays Bank plc	04/25/14	USD	2,672,319	(146,036)
EUR	692,175	Barclays Bank plc	04/30/14	USD	902,735	(50,782)
EUR	5,010,000	Deutsche Bank AG	04/30/14	USD	6,651,376	(250,227)
EUR	3,083,128	Barclays Bank plc	05/05/14	USD	4,086,501	(160,673)
EUR	9,737,000	Deutsche Bank AG	05/07/14	USD	12,808,244	(604,959)
EUR	7,580,000	Goldman Sachs & Co.	05/07/14	USD	9,972,248	(469,580)
EUR	6,590,000	Goldman Sachs & Co.	05/08/14	USD	8,630,330	(447,711)
EUR	17,552,000	UBS AG	05/12/14	USD	23,175,222	(1,003,364)
EUR	8,138,999	Goldman Sachs & Co.	05/13/14	USD	10,688,540	(523,242)
EUR	1,710,000	Goldman Sachs & Co.	05/13/14	USD	2,286,783	(68,807)
EUR	2,080,000	Barclays Bank plc	05/16/14	USD	2,760,285	(104,983)
EUR	685,000	Goldman Sachs & Co.	05/20/14	USD	887,589	(56,016)
EUR	469,000	Goldman Sachs & Co.	05/20/14	USD	607,707	(38,352)
EUR	469,000	Barclays Bank plc	05/21/14	USD	603,720	(42,338)
EUR	195,330	Barclays Bank plc	06/05/14	USD	255,189	(13,878)
EUR	1,516,100	Deutsche Bank AG	06/09/14	USD	1,990,753	(97,667)
EUR	505,700	Deutsche Bank AG	06/09/14	USD	664,022	(32,577)
EUR	1,546,000	Deutsche Bank AG	06/13/14	USD	2,052,702	(76,901)
EUR	776,000	Barclays Bank plc	07/16/14	USD	1,014,543	(54,379)
EUR	3,870,000	Morgan Stanley & Co. LLC	07/16/14	USD	5,048,841	(281,993)
EUR	3,585,000	UBS AG	07/16/14	USD	4,681,687	(256,566)
EUR	3,585,000	UBS AG	07/16/14	USD	4,681,723	(256,530)
EUR	1,218,000	Barclays Bank plc	07/18/14	USD	1,601,975	(75,791)
EUR	670,000	Deutsche Bank AG	07/22/14	USD	878,919	(43,989)
EUR	4,966,000	Morgan Stanley & Co. LLC	07/22/14	USD	6,505,162	(335,380)
EUR	609,000	Deutsche Bank AG	07/23/14	USD	800,238	(38,644)
EUR	799,500	Citibank N.A.	07/28/14	USD	1,058,798	(42,493)
EUR	5,010,000	JPMorgan Chase Bank N.A.	07/31/14	USD	6,660,369	(240,772)
EUR	5,009,000	UBS AG	08/01/14	USD	6,666,478	(233,284)

MIST-210

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	146,322	Barclays Bank plc	08/04/14	USD	194,294	$(7,261)
EUR	5,009,000	HSBC Bank plc	08/04/14	USD	6,639,079	(260,680)
EUR	3,073,000	Barclays Bank plc	08/05/14	USD	4,075,536	(157,436)
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/06/14	USD	1,802,315	(74,628)
EUR	502,668	Citibank N.A.	08/08/14	USD	669,202	(23,209)
EUR	146,742	Citibank N.A.	08/11/14	USD	195,532	(6,601)
EUR	1,943,000	Deutsche Bank AG	08/11/14	USD	2,590,699	(85,727)
EUR	2,537,900	JPMorgan Chase Bank N.A.	08/11/14	USD	3,379,518	(116,365)
EUR	900,000	Goldman Sachs & Co.	08/12/14	USD	1,204,956	(34,768)
EUR	650,000	Morgan Stanley & Co. LLC	08/15/14	USD	862,544	(32,812)
EUR	2,341,000	Barclays Bank plc	08/19/14	USD	3,102,176	(122,479)
EUR	1,313,000	Deutsche Bank AG	08/20/14	USD	1,753,564	(55,053)
EUR	2,600,000	JPMorgan Chase Bank N.A.	08/20/14	USD	3,473,704	(107,715)
EUR	4,541,000	JPMorgan Chase Bank N.A.	08/21/14	USD	6,070,386	(184,699)
EUR	1,115,456	Barclays Bank plc	08/25/14	USD	1,495,369	(41,136)
EUR	440,882	Deutsche Bank AG	08/29/14	USD	588,754	(18,547)
EUR	495,000	Deutsche Bank AG	09/03/14	USD	655,529	(26,317)
EUR	225,000	Deutsche Bank AG	09/03/14	USD	297,968	(11,962)
EUR	1,516,100	Deutsche Bank AG	09/05/14	USD	2,000,782	(87,593)
EUR	281,896	Barclays Bank plc	09/19/14	USD	376,613	(11,688)
EUR	3,307,000	Deutsche Bank AG	09/23/14	USD	4,487,004	(68,261)
EUR	685,747	Barclays Bank plc	09/24/14	USD	928,337	(16,253)
EUR	840,650	Citibank N.A.	09/26/14	USD	1,157,264	(698)
EUR	1,538,000	Deutsche Bank AG	09/26/14	USD	2,075,416	(43,119)
EUR	1,815,000	Barclays Bank plc	09/29/14	USD	2,451,974	(48,116)
EUR	4,440,000	Deutsche Bank AG	09/30/14	USD	5,995,643	(120,280)
EUR	1,200,000	Goldman Sachs & Co.	09/30/14	USD	1,619,172	(33,780)
EUR	1,620,000	HSBC Bank plc	09/30/14	USD	2,190,062	(41,423)
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/14	USD	3,150,297	(31,644)
EUR	3,220,000	Goldman Sachs & Co.	10/09/14	USD	4,374,531	(60,908)
EUR	3,217,000	JPMorgan Chase Bank N.A.	10/14/14	USD	4,354,000	(77,321)
EUR	268,031	Barclays Bank plc	10/27/14	USD	369,031	(177)
EUR	8,218,000	Deutsche Bank AG	10/29/14	USD	11,340,429	20,273
EUR	4,118,000	Goldman Sachs & Co.	10/29/14	USD	5,682,016	9,541
EUR	1,370,039	Deutsche Bank AG	10/31/14	USD	1,892,038	4,830
EUR	92,609	Deutsche Bank AG	11/03/14	USD	127,435	(133)
EUR	652,963	Barclays Bank plc	11/05/14	USD	883,067	(16,382)
EUR	1,990,000	Deutsche Bank AG	11/05/14	USD	2,691,166	(50,037)
EUR	1,525,000	Deutsche Bank AG	11/10/14	USD	2,064,621	(36,056)
EUR	413,121	JPMorgan Chase Bank N.A.	11/12/14	USD	550,872	(18,200)
EUR	9,537,000	Citibank N.A.	11/17/14	USD	12,824,594	(312,619)
EUR	309,733	Deutsche Bank AG	11/17/14	USD	416,349	(10,308)
EUR	650,000	Morgan Stanley & Co. LLC	11/17/14	USD	874,760	(20,614)
EUR	86,267	Deutsche Bank AG	11/19/14	USD	116,193	(2,640)
EUR	1,287,000	Deutsche Bank AG	11/20/14	USD	1,741,761	(31,084)
EUR	302,256	JPMorgan Chase Bank N.A.	11/20/14	USD	409,126	(7,232)
EUR	1,380,000	Deutsche Bank AG	12/04/14	USD	1,869,431	(31,539)
EUR	263,000	Standard Chartered Bank	12/09/14	USD	359,292	(2,995)
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/14	USD	1,848,309	2,427
EUR	16,117,434	Deutsche Bank AG	01/07/15	USD	21,983,052	(219,611)
EUR	8,953,000	Standard Chartered Bank	01/13/15	USD	12,167,217	(166,212)
EUR	913,000	Barclays Bank plc	01/21/15	USD	1,244,419	(13,330)
EUR	1,858,400	Citibank N.A.	01/29/15	USD	2,540,758	(19,423)
EUR	9,760,000	Deutsche Bank AG	01/30/15	USD	13,339,968	(105,699)
EUR	8,440,000	Deutsche Bank AG	02/03/15	USD	11,439,998	(187,306)
EUR	10,382,000	Deutsche Bank AG	02/09/15	USD	14,043,732	(259,155)
EUR	1,915,000	Barclays Bank plc	02/10/15	USD	2,605,262	(32,967)

MIST-211

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,553,000	Citibank N.A.	02/10/15	USD	3,471,748	$(45,431)
EUR	419,000	HSBC Bank plc	02/10/15	USD	569,886	(7,356)
EUR	1,023,000	Barclays Bank plc	02/11/15	USD	1,390,973	(18,382)
EUR	446,000	Standard Chartered Bank	02/13/15	USD	610,226	(4,217)
EUR	1,912,000	JPMorgan Chase Bank N.A.	02/19/15	USD	2,622,145	(12,006)
EUR	2,080,000	Barclays Bank plc	02/20/15	USD	2,858,066	(7,545)
EUR	1,022,000	Goldman Sachs & Co.	02/23/15	USD	1,406,425	(1,591)
EUR	1,673,320	Deutsche Bank AG	02/25/15	USD	2,299,978	(5,377)
EUR	3,134,584	Barclays Bank plc	02/26/15	USD	4,307,138	(11,431)
EUR	1,623,255	Barclays Bank plc	02/26/15	USD	2,228,161	(8,225)
EUR	1,120,359	Bank of America N.A.	02/27/15	USD	1,531,867	(11,674)
EUR	13,630,862	Deutsche Bank AG	02/27/15	USD	18,683,822	(95,689)
EUR	457,000	Deutsche Bank AG	03/05/15	USD	630,043	416
EUR	2,142,782	Barclays Bank plc	03/09/15	USD	2,944,718	(7,504)
EUR	1,405,634	Barclays Bank plc	03/09/15	USD	1,930,294	(6,321)
EUR	8,070,000	Deutsche Bank AG	03/09/15	USD	11,079,706	(38,754)
EUR	714,000	HSBC Bank plc	03/09/15	USD	981,579	(2,136)
EUR	10,839,830	Citibank N.A.	03/10/15	USD	15,002,596	67,961
EUR	2,023,000	Morgan Stanley & Co. LLC	03/10/15	USD	2,801,804	14,605
EUR	225,000	JPMorgan Chase Bank N.A.	03/16/15	USD	311,812	1,812
EUR	651,717	Barclays Bank plc	03/17/15	USD	908,819	10,898
EUR	462,068	Citibank N.A.	03/17/15	USD	644,723	8,096
EUR	399,325	Barclays Bank plc	03/23/15	USD	556,060	5,871
EUR	1,040,000	Deutsche Bank AG	03/26/15	USD	1,432,236	(683)
EUR	1,815,000	Barclays Bank plc	03/27/15	USD	2,506,515	5,789
EUR	205,485	Deutsche Bank AG	03/31/15	USD	282,850	(272)
JPY	177,260,000	Barclays Bank plc	04/21/14	USD	1,822,229	104,664
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/14	USD	1,093,289	61,355
JPY	100,800,000	Citibank N.A.	04/22/14	USD	1,030,095	53,386
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/22/14	USD	6,406,922	329,814
JPY	796,134,720	Deutsche Bank AG	05/12/14	USD	8,077,665	362,638
JPY	791,049,590	Morgan Stanley & Co. LLC	05/12/14	USD	8,041,655	375,906
JPY	462,800,000	Citibank N.A.	06/09/14	USD	4,666,734	181,277
JPY	693,100,000	HSBC Bank plc	06/09/14	USD	7,000,303	282,778
JPY	464,700,000	JPMorgan Chase Bank N.A.	06/09/14	USD	4,667,303	163,432
JPY	596,690,000	Barclays Bank plc	06/10/14	USD	6,131,456	348,308
JPY	635,480,000	HSBC Bank plc	06/10/14	USD	6,569,491	410,388
JPY	430,940,000	JPMorgan Chase Bank N.A.	06/10/14	USD	4,379,630	202,939
JPY	210,400,000	Deutsche Bank AG	06/11/14	USD	2,189,477	150,260
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/11/14	USD	6,131,513	425,097
JPY	119,465,000	Citibank N.A.	06/16/14	USD	1,257,527	99,631
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/17/14	USD	2,627,930	221,309
JPY	930,710,000	Deutsche Bank AG	06/20/14	USD	9,058,358	37,414
JPY	481,311,000	Barclays Bank plc	06/30/14	USD	4,946,670	281,307
JPY	330,341,000	Barclays Bank plc	06/30/14	USD	3,395,077	193,071
JPY	353,334,000	Citibank N.A.	07/24/14	USD	3,551,585	126,211
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/24/14	USD	5,460,203	186,429
JPY	189,600,000	JPMorgan Chase Bank N.A.	07/25/14	USD	1,912,736	74,660
JPY	411,460,000	Barclays Bank plc	07/29/14	USD	4,145,358	156,363
JPY	105,370,000	Barclays Bank plc	08/11/14	USD	1,088,871	67,255
JPY	105,400,000	Citibank N.A.	08/11/14	USD	1,089,180	67,274
JPY	105,370,000	Deutsche Bank AG	08/12/14	USD	1,096,599	74,977
JPY	338,124,000	Deutsche Bank AG	08/19/14	USD	3,444,726	166,282
JPY	639,006,000	HSBC Bank plc	08/20/14	USD	6,587,691	391,862
JPY	305,946,000	JPMorgan Chase Bank N.A.	08/20/14	USD	3,146,702	180,237
JPY	152,028,000	JPMorgan Chase Bank N.A.	08/20/14	USD	1,564,356	90,286
JPY	151,705,000	Barclays Bank plc	08/22/14	USD	1,564,614	93,658

MIST-212

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	303,103,000	Citibank N.A.	08/25/14	USD	3,120,221	$181,232
JPY	149,920,000	Deutsche Bank AG	08/25/14	USD	1,542,609	88,934
JPY	300,880,000	HSBC Bank plc	08/25/14	USD	3,089,402	171,968
JPY	427,709,000	Barclays Bank plc	08/26/14	USD	4,351,058	203,822
JPY	302,459,000	JPMorgan Chase Bank N.A.	08/26/14	USD	3,076,850	144,088
JPY	256,658,000	Deutsche Bank AG	08/27/14	USD	2,600,385	111,712
JPY	488,094,000	HSBC Bank plc	08/27/14	USD	4,945,879	213,097
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/27/14	USD	2,475,759	109,659
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/29/14	USD	1,546,450	89,442
JPY	109,297,635	Barclays Bank plc	09/18/14	USD	1,110,297	50,354
JPY	109,471,259	JPMorgan Chase Bank N.A.	09/29/14	USD	1,114,155	52,457
JPY	66,105,000	JPMorgan Chase Bank N.A.	09/30/14	USD	670,419	29,301
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/17/14	USD	532,757	(4,321)
JPY	104,580,000	JPMorgan Chase Bank N.A.	10/20/14	USD	1,065,403	50,971
JPY	698,590,000	Barclays Bank plc	10/22/14	USD	7,163,556	387,078
JPY	94,232,353	Citibank N.A.	11/10/14	USD	958,522	44,302
JPY	157,477,000	HSBC Bank plc	11/12/14	USD	1,597,130	69,299
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/13/14	USD	936,060	37,974
JPY	119,300,000	Morgan Stanley & Co. LLC	11/14/14	USD	1,200,636	43,176
JPY	229,154,000	Citibank N.A.	11/17/14	USD	2,314,219	90,890
JPY	93,849,000	Standard Chartered Bank	11/17/14	USD	946,841	36,286
JPY	379,208,000	Citibank N.A.	11/19/14	USD	3,795,952	116,686
JPY	306,357,000	Deutsche Bank AG	11/19/14	USD	3,064,796	92,367
JPY	425,961,000	Citibank N.A.	11/20/14	USD	4,274,142	141,221
JPY	79,941,000	HSBC Bank plc	11/20/14	USD	801,727	26,095
JPY	152,982,000	JPMorgan Chase Bank N.A.	11/20/14	USD	1,534,215	49,899
JPY	122,208,000	JPMorgan Chase Bank N.A.	11/20/14	USD	1,225,124	39,391
JPY	929,100,000	Deutsche Bank AG	12/22/14	USD	9,058,337	41,249
JPY	930,530,000	HSBC Bank plc	12/22/14	USD	9,058,369	27,402
JPY	383,980,000	Barclays Bank plc	12/26/14	USD	3,702,975	(23,747)
JPY	307,130,000	Citibank N.A.	12/26/14	USD	2,962,445	(18,409)
JPY	291,890,000	Citibank N.A.	12/26/14	USD	2,814,282	(18,660)
JPY	296,207,000	Deutsche Bank AG	01/07/15	USD	2,844,315	(30,827)
JPY	174,225,000	Goldman Sachs & Co.	01/08/15	USD	1,679,909	(11,229)
JPY	44,450,000	Citibank N.A.	01/13/15	USD	424,993	(6,490)
JPY	133,330,000	Standard Chartered Bank	01/14/15	USD	1,276,129	(18,138)
JPY	554,560,000	Barclays Bank plc	01/15/15	USD	5,347,533	(35,776)
JPY	183,890,000	HSBC Bank plc	01/15/15	USD	1,768,173	(16,912)
JPY	360,500,000	JPMorgan Chase Bank N.A.	01/15/15	USD	3,475,888	(23,612)
JPY	60,980,000	Deutsche Bank AG	01/16/15	USD	589,937	(2,024)
JPY	44,590,000	Deutsche Bank AG	01/16/15	USD	431,375	(1,480)
JPY	248,150,000	Standard Chartered Bank	01/16/15	USD	2,401,703	(7,201)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/20/15	USD	533,332	(4,192)
JPY	359,980,000	Goldman Sachs & Co.	01/27/15	USD	3,482,273	(12,622)
JPY	342,205,982	Deutsche Bank AG	01/28/15	USD	3,351,675	29,305
JPY	443,025,359	HSBC Bank plc	01/28/15	USD	4,329,125	27,932
JPY	133,761,000	Goldman Sachs & Co.	02/12/15	USD	1,310,072	11,223
JPY	164,870,000	HSBC Bank plc	02/12/15	USD	1,617,601	16,677
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/12/15	USD	1,618,646	18,566
JPY	218,400,000	Citibank N.A.	02/13/15	USD	2,142,857	22,122
JPY	109,360,000	JPMorgan Chase Bank N.A.	02/13/15	USD	1,070,645	8,724
JPY	109,070,000	Citibank N.A.	02/17/15	USD	1,068,895	9,745
JPY	109,540,000	Goldman Sachs & Co.	02/18/15	USD	1,079,116	15,391
JPY	46,833,020	Goldman Sachs & Co.	02/18/15	USD	461,114	6,326
JPY	196,520,000	JPMorgan Chase Bank N.A.	02/18/15	USD	1,935,338	26,964
JPY	144,240,000	HSBC Bank plc	02/24/15	USD	1,413,813	13,033
JPY	54,700,000	Barclays Bank plc	02/25/15	USD	534,049	2,827

MIST-213

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	144,300,000	JPMorgan Chase Bank N.A.	02/25/15	USD	1,408,341	$6,963
JPY	468,190,000	Barclays Bank plc	02/26/15	USD	4,578,114	31,213
JPY	350,622,000	Standard Chartered Bank	02/26/15	USD	3,431,482	26,361
JPY	36,614,000	Deutsche Bank AG	02/27/15	USD	359,207	3,621
JPY	178,400,000	JPMorgan Chase Bank N.A.	03/03/15	USD	1,752,180	19,529
JPY	160,000,000	JPMorgan Chase Bank N.A.	03/03/15	USD	1,571,092	17,145
JPY	159,900,000	HSBC Bank plc	03/04/15	USD	1,566,879	13,886
JPY	578,374,700	Barclays Bank plc	03/09/15	USD	5,656,006	38,376
JPY	109,701,956	Citibank N.A.	03/17/15	USD	1,072,125	6,523
JPY	465,903,000	Citibank N.A.	03/19/15	USD	4,589,544	63,849
JPY	200,950,000	Morgan Stanley & Co. LLC	03/19/15	USD	1,990,195	38,204
JPY	160,844,000	Deutsche Bank AG	03/24/15	USD	1,575,111	12,620
JPY	164,310,000	Barclays Bank plc	03/25/15	USD	1,608,517	12,339
JPY	86,066,450	Barclays Bank plc	03/25/15	USD	843,458	7,372
MYR	13,780,000	JPMorgan Chase Bank N.A.	04/02/14	USD	4,216,646	(3,228)
SGD	3,002,184	Deutsche Bank AG	05/06/14	USD	2,368,587	(18,119)
SGD	1,398,000	Deutsche Bank AG	05/19/14	USD	1,102,959	(8,445)
SGD	3,284,900	Deutsche Bank AG	06/23/14	USD	2,591,842	(19,701)
SGD	7,822,083	Deutsche Bank AG	08/06/14	USD	6,171,999	(47,108)
SGD	2,353,000	Deutsche Bank AG	08/07/14	USD	1,856,630	(14,174)
SGD	8,472,703	Barclays Bank plc	08/12/14	USD	6,682,838	(53,631)
SGD	1,863,000	Barclays Bank plc	08/18/14	USD	1,469,451	(11,795)

Cross Currency Contracts to Buy
HUF	388,774,000	JPMorgan Chase Bank N.A.	09/23/14	EUR	1,282,448	(40,223)
HUF	311,219,000	JPMorgan Chase Bank N.A.	09/25/14	EUR	1,016,258	(18,077)
HUF	789,872,400	Deutsche Bank AG	03/19/15	EUR	2,475,313	63,296
HUF	236,727,980	JPMorgan Chase Bank N.A.	03/19/15	EUR	741,978	18,810
HUF	396,052,000	JPMorgan Chase Bank N.A.	03/20/15	EUR	1,245,564	25,557
HUF	393,926,000	JPMorgan Chase Bank N.A.	03/20/15	EUR	1,238,878	25,419
PLN	5,956,000	Morgan Stanley & Co. LLC	05/27/14	EUR	1,395,452	40,571
PLN	39,200,000	Deutsche Bank AG	07/07/14	EUR	8,843,568	703,972
PLN	35,870,000	Deutsche Bank AG	08/19/14	EUR	8,303,241	321,815
PLN	4,666,000	Deutsche Bank AG	02/10/15	EUR	1,091,590	9,305
PLN	4,666,000	Barclays Bank plc	02/11/15	EUR	1,090,952	10,085
PLN	4,666,000	Deutsche Bank AG	02/17/15	EUR	1,095,820	2,785
SEK	261,920,000	Barclays Bank plc	04/30/14	EUR	30,304,994	(1,297,067)
SEK	14,943,320	Deutsche Bank AG	05/07/14	EUR	1,736,384	(84,416)
SEK	15,023,913	Morgan Stanley & Co. LLC	05/08/14	EUR	1,740,060	(77,069)
SEK	38,634,000	UBS AG	06/30/14	EUR	4,360,841	(46,163)

Net Unrealized Depreciation						$(8,664,359)

Swap Agreements

Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3-Month USD-LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(578,030)	$—	$(578,030)
Receive	3-Month USD-LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(910,174)	—	(910,174)

Totals							$(1,488,204)	$—	$(1,488,204)

MIST-214

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements—(Continued)

Securities in the amount of $1,215,051 have been received at the custodian bank as collateral for forward foreign currency exchange contracts and swap contracts.

(CLP)—	Chilean Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$1,098,540,478	$—	$1,098,540,478
Short-Term Investments
Discount Notes	—	113,525,000	—	113,525,000
Mutual Fund	51,239,352	—	—	51,239,352
Repurchase Agreement	—	121,688,000	—	121,688,000
Total Short-Term Investments	51,239,352	235,213,000	—	286,452,352
Total Investments	$51,239,352	$1,333,753,478	$—	$1,384,992,830
Collateral for securities loaned (Liability)	$—	$(51,239,352)	$—	$(51,239,352)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$14,669,377	$—	$14,669,377
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(23,333,736)	—	(23,333,736)
Total Forward Contracts	$—	$(8,664,359)	$—	$(8,664,359)
Swap Contracts
Swap Contracts at Value (Liabilities)	$—	$(1,488,204)	$—	$(1,488,204)

*	See Schedule of Investments for additional detailed categorizations.

MIST-215

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	7,088,724	$74,927,812
BlackRock Capital Appreciation Portfolio (Class A) (a)	2,441,590	90,314,425
BlackRock Large Cap Value Portfolio (Class A) (a)	4,610,413	56,984,703
Clarion Global Real Estate Portfolio (Class A) (b)	8,040,286	92,382,890
ClearBridge Aggressive Growth Portfolio (Class A) (b)	7,778,412	111,931,348
Frontier Mid Cap Growth Portfolio (Class A) (a)	961,040	37,057,694
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,303,102	42,446,176
Harris Oakmark International Portfolio (Class A) (b)	4,361,325	84,173,567
Invesco Comstock Portfolio (Class A) (b)	7,635,074	113,533,550
Invesco Small Cap Growth Portfolio (Class A) (b)	2,192,830	46,268,709
Jennison Growth Portfolio (Class A) (a)	8,011,578	125,942,012
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,673,545	33,654,990
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	3,037,426	51,119,885
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	155,676	42,614,699
Met/Dimensional International Small Company Portfolio (Class A) (a)	4,315,016	75,685,380
MFS Emerging Markets Equity Portfolio (Class A) (b)	8,167,203	83,223,796
MFS Research International Portfolio (Class A) (b)	6,192,334	73,998,395
MFS Value Portfolio (Class A) (a)	5,265,883	94,680,568

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,436,248	$39,881,382
Neuberger Berman Genesis Portfolio (Class A) (a)	1,663,708	29,780,366
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	5,226,423	126,636,230
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,864,379	94,667,731
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,300,938	41,657,834
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	386,038	9,149,093
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,600,399	33,944,462
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,171,607	74,781,444
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,747,262	75,673,919

Total Mutual Funds (Cost $1,417,568,086)		1,857,113,060

Total Investments—100.0% (Cost $1,417,568,086) (d)		1,857,113,060
Other assets and liabilities (net)—0.0%		(521,509)

Net Assets—100.0%		$1,856,591,551

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,417,568,086. The aggregate and net unrealized appreciation of investments was $439,544,974.

MIST-216

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,857,113,060	$—	$—	$1,857,113,060
Total Investments	$1,857,113,060	$—	$—	$1,857,113,060

MIST-217

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—69.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.7%
Baillie Gifford International Stock Portfolio (Class A) (a)	20,511,286	$216,804,295
BlackRock Bond Income Portfolio (Class A) (a)	7,387,194	812,222,002
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,919,680	71,008,947
BlackRock High Yield Portfolio (Class A) (b)	11,596,688	105,993,730
Clarion Global Real Estate Portfolio (Class A) (b)	12,483,877	143,439,741
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,179,419	74,531,842
Frontier Mid Cap Growth Portfolio (Class A) (a)	2,412,536	93,027,381
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	11,670,947	215,095,562
Harris Oakmark International Portfolio (Class A) (b)	18,617,889	359,325,251
Invesco Comstock Portfolio (Class A) (b)	4,828,094	71,793,763
Invesco Small Cap Growth Portfolio (Class A) (b)	8,626,077	182,010,234
Jennison Growth Portfolio (Class A) (a)	4,513,366	70,950,109
JPMorgan Core Bond Portfolio (Class A) (b)	57,935,613	599,054,234
JPMorgan Small Cap Value Portfolio (Class A) (b)	8,972,152	180,429,975
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	368,855	100,970,258
Met/Dimensional International Small Company Portfolio (Class A) (a)	8,235,993	144,459,316
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	13,180,225	141,028,410
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	34,824,116	352,768,295
Met/Templeton International Bond Portfolio (Class A) (b)	18,188,999	214,448,298
MFS Emerging Markets Equity Portfolio (Class A) (b)	14,454,499	147,291,346
MFS Research International Portfolio (Class A) (b)	29,992,506	358,410,442
MFS Value Portfolio (Class A) (a)	3,980,139	71,562,897
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	5,661,078	92,671,854
Neuberger Berman Genesis Portfolio (Class A) (a)	3,994,101	71,494,400
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	20,795,168	211,278,904
PIMCO Total Return Portfolio (Class A) (b)	64,514,066	775,459,070
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,173,011	71,818,014
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,554,235	179,035,373
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,577,913	181,937,534
Van Eck Global Natural Resources Portfolio (Class A) (a)	9,932,755	143,627,642

Affiliated Investment Companies—(Continued)
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	23,013,198	319,423,184
Western Asset Management U.S. Government Portfolio (Class A) (a)	29,074,085	352,377,907

Total Mutual Funds (Cost $6,407,120,395)		7,125,750,210

U.S. Treasury & Government Agencies—21.1%

Federal Agencies—1.1%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/19	36,000,000	35,674,956
2.375%, 01/13/22	10,500,000	10,284,613
6.250%, 07/15/32	30,000,000	40,043,220
Federal National Mortgage Association
6.625%, 11/15/30	1,300,000	1,786,312
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	21,792,033

		109,581,134

U.S. Treasury—20.0%
U.S. Treasury Bonds
2.750%, 11/15/42	11,500,000	9,798,357
2.875%, 05/15/43	11,000,000	9,600,932
3.000%, 05/15/42	3,000,000	2,704,686
3.125%, 11/15/41 (c)	206,900,000	191,770,438
3.125%, 02/15/42 (c)	149,100,000	138,010,688
3.125%, 02/15/43	61,200,000	56,323,094
3.750%, 08/15/41	70,600,000	73,556,375
4.250%, 11/15/40 (c)	177,700,000	201,300,692
4.375%, 05/15/40	7,100,000	8,199,392
4.375%, 05/15/41 (c)	193,500,000	223,674,003
4.500%, 05/15/38	63,000,000	73,965,906
5.250%, 02/15/29	168,400,000	210,684,230
5.375%, 02/15/31	54,600,000	69,845,357
5.500%, 08/15/28	6,200,000	7,931,158
6.000%, 02/15/26	26,700,000	35,106,335
6.250%, 08/15/23	88,000,000	114,867,456
6.250%, 05/15/30	1,600,000	2,220,499
6.500%, 11/15/26	39,900,000	54,949,801
8.000%, 11/15/21	57,700,000	80,455,438
U.S. Treasury Notes
0.250%, 05/31/14	52,100,000	52,116,255
0.250%, 08/31/14	20,013,000	20,027,069
0.250%, 09/15/14	74,073,000	74,133,740
0.250%, 09/30/14	9,400,000	9,407,708
0.250%, 01/31/15	2,000,000	2,002,266
0.500%, 08/15/14	8,100,000	8,112,976
0.500%, 10/15/14	61,961,000	62,098,987
1.375%, 02/28/19	54,000,000	53,122,500
3.500%, 05/15/20	12,000,000	13,000,308
3.625%, 02/15/21	137,600,000	149,682,931

MIST-218

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Principal Strips
Zero Coupon, 11/15/27	39,600,000	$25,544,574
Zero Coupon, 05/15/39	6,700,000	2,685,554
Zero Coupon, 11/15/41	24,000,000	8,652,096

		2,045,551,801

Total U.S. Treasury & Government Agencies (Cost $2,243,496,891)		2,155,132,935

Corporate Bonds & Notes—1.6%

Agriculture—0.1%
Philip Morris International, Inc.
6.375%, 05/16/38	5,000,000	6,170,450

Banks—0.8%
Banco del Estado de Chile
2.000%, 11/09/17 (144A)	5,000,000	4,968,945
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	10,200,000	10,735,500
Bank of America N.A.
0.513%, 06/15/16 (d)	2,000,000	1,982,646
0.706%, 02/14/17 (d)	10,000,000	10,000,080
Export-Import Bank of Korea
1.750%, 02/27/18	6,700,000	6,622,126
HSBC Holdings plc
5.250%, 03/14/44	3,000,000	3,033,468
Intesa Sanpaolo S.p.A.
1.650%, 04/07/15	16,700,000	16,701,052
JPMorgan Chase & Co.
0.756%, 02/15/17 (d)	18,100,000	18,115,548
3.450%, 03/01/16	8,400,000	8,796,715
6.125%, 04/30/24 (d)	3,000,000	2,952,918

		83,908,998

Diversified Financial Services—0.4%
American Express Credit Corp.
0.785%, 03/18/19 (d)	5,000,000	5,012,130
General Electric Capital Corp.
0.472%, 01/14/16 (d)	14,500,000	14,510,310
LeasePlan Corp. NV
3.000%, 10/23/17 (144A)	5,100,000	5,197,920
MassMutual Global Funding II
2.500%, 10/17/22 (144A) (e)	4,000,000	3,728,208
SLM Corp.
4.625%, 09/25/17	1,400,000	1,471,750
6.250%, 01/25/16	1,560,000	1,677,000
8.450%, 06/15/18	5,840,000	6,876,600

		38,473,918

Electric—0.1%
Electricite de France
0.694%, 01/20/17 (144A) (d)	10,000,000	10,031,400
2.150%, 01/22/19 (144A)	6,200,000	6,168,615

Electric—(Continued)
Ohio Power Co.
5.375%, 10/01/21	949,000	1,095,524

		17,295,539

Insurance—0.1%
New York Life Global Funding
1.125%, 03/01/17 (144A) (e)	6,000,000	5,973,648

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A.
9.250%, 04/23/19 (144A)	4,200,000	4,956,000
Statoil ASA
2.450%, 01/17/23	5,400,000	5,062,257

		10,018,257

Software—0.0%
Microsoft Corp.
3.500%, 11/15/42	4,500,000	3,893,058

Transportation—0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	3,690,000	3,594,005

Total Corporate Bonds & Notes (Cost $170,450,309)		169,327,873

Foreign Government—0.5%

Municipal—0.2%
Junta de Castilla y Leon
6.270%, 02/19/18 (EUR)	7,500,000	11,952,488
6.505%, 03/01/19 (EUR)	7,500,000	12,377,975

		24,330,463

Provincial—0.3%
Province of Quebec Canada
5.750%, 12/01/36 (CAD)	22,000,000	25,011,343

Total Foreign Government (Cost $50,330,925)		49,341,806

Municipals—0.3%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding
5.000%, 11/15/29	4,000,000	4,487,120
New Mexico State Hospital Equipment Loan Council Hospital Revenue
5.000%, 08/01/42	1,000,000	1,038,570
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding
5.000%, 02/15/42	6,000,000	6,384,600
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding
5.000%, 07/01/22	4,000,000	4,369,160

MIST-219

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Contracts/ Principal Amount*	Value
University of California CA, Revenue
1.796%, 07/01/19	8,500,000	$8,336,885
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc.
5.000%, 05/15/43	2,000,000	2,097,460

Total Municipals (Cost $28,077,870)		26,713,795

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Trust
4.106%, 07/15/46 (144A)	100,000	107,835

Total Mortgage-Backed Securities (Cost $101,000)		107,835

Purchased Option—0.0%

Put Options—0.0%
S&P 500 Index, Strike Price $825, Expires 06/19/14 (Cost $176,448)	6,400	80,000

Short-Term Investments—5.1%

Certificate of Deposit—0.2%
Credit Suisse of New York
0.444%, 01/12/15 (d) (f)	25,000,000	25,000,000

Discount Notes—2.4%
Federal Home Loan Bank
0.050%, 04/30/14 (f)	133,300,000	133,294,631
0.060%, 05/30/14 (f)	1,200,000	1,199,882
0.097%, 09/19/14 (f)	41,000,000	40,981,109
Federal Home Loan Mortgage Corp.
0.100%, 10/23/14 (f)	68,700,000	68,660,879

		244,136,501

U.S. Treasury—1.8%
U.S. Treasury Bills
0.056%, 04/17/14 (c) (f)	23,100,000	23,099,435
0.056%, 08/28/14 (f)	100,000,000	99,977,236
0.056%, 04/17/14 (f)	28,000,000	27,999,310
0.061%, 04/17/14 (f)	7,000,000	6,999,813
0.107%, 02/05/15 (f)	26,900,000	26,875,678
0.117%, 03/05/15 (c) (f)	17,000	16,982

		184,968,454

Repurchase Agreements—0.7%
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 03/31/14 at 0.070% to be repurchased at $72,400,141 on 04/01/14, collateralized by $74,224,000 U.S. Treasury Note at 0.250% due 05/15/16 with a value of $73,835,808	72,400,000	$72,400,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $513,000 on 04/01/14, collateralized by $535,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $527,311.	513,000	513,000

		72,913,000

Total Short-Term Investments (Cost $527,017,955)		527,017,955

Total Investments—98.3% (Cost $9,426,771,793) (g)		10,053,472,409
Other assets and liabilities (net)—1.7%		171,722,939

Net Assets—100.0%		$10,225,195,348

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $67,248,466.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $9,701,856, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	As of March 31, 2014, the aggregate cost of investments was $9,426,771,793. The aggregate unrealized appreciation and depreciation of investments were $803,793,170 and $(177,092,554), respectively, resulting in net unrealized appreciation of $626,700,616.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $51,868,071, which is 0.5% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

MIST-220

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
MassMutual Global Funding II	10/10/12	$4,000,000	$3,974,078	$3,728,208
New York Life Global Funding	01/24/14	6,000,000	5,987,966	5,973,648

				$9,701,856

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	18,393,280	UBS AG	04/02/14	$7,551,538	$554,800
BRL	18,393,280	UBS AG	05/05/14	7,694,968	342,070
EUR	13,943,000	Bank of America N.A.	04/02/14	19,228,345	(19,777)
EUR	1,058,000	Citibank NA	04/02/14	1,459,484	(1,931)

Contracts to Deliver
BRL	18,393,280	UBS AG	04/02/14	7,754,334	(352,004)
BRL	18,393,280	UBS AG	04/02/14	7,754,334	(352,004)
BRL	17,618,683	Barclays Bank plc	05/05/14	7,717,000	18,426
CAD	28,414,000	Citibank NA	06/19/14	25,597,506	(57,270)
EUR	14,999,000	Barclays Bank plc	04/02/14	20,807,258	143,892
EUR	2,000	Barclays Bank plc	04/02/14	2,749	(6)
EUR	13,943,000	Bank of America N.A.	05/02/14	19,227,397	20,084

Net Unrealized Appreciation					$296,280

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/15	1,403	USD	347,210,175	$(511,337)
90 Day EuroDollar Futures	03/14/16	160	USD	39,542,274	(122,274)
S&P 500 E-Mini Index Futures	06/20/14	42,846	USD	3,951,638,600	42,893,980
U.S. Treasury Long Bond Futures	06/19/14	1,619	USD	213,899,136	1,782,020

Net Unrealized Appreciation					$44,042,389

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

MIST-221

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,125,750,210	$—	$—	$7,125,750,210
Total U.S. Treasury & Government Agencies*	—	2,155,132,935	—	2,155,132,935
Total Corporate Bonds & Notes*	—	169,327,873	—	169,327,873
Total Foreign Government*	—	49,341,806	—	49,341,806
Total Municipals	—	26,713,795	—	26,713,795
Total Mortgage-Backed Securities*	—	107,835	—	107,835
Total Purchased Option*	80,000	—	—	80,000
Short-Term Investments
Certificate of Deposit	—	25,000,000	—	25,000,000
Discount Notes	—	244,136,501	—	244,136,501
U.S. Treasury	—	184,968,454	—	184,968,454
Repurchase Agreements	—	72,913,000	—	72,913,000
Total Short-Term Investments	—	527,017,955	—	527,017,955
Total Investments	$7,125,830,210	$2,927,642,199	$—	$10,053,472,409

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,079,272	$—	$1,079,272
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(782,992)	—	(782,992)
Total Forward Contracts	$—	$296,280	$—	$296,280
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$44,676,000	$—	$—	$44,676,000
Futures Contracts (Unrealized Depreciation)	(633,611)	—	—	(633,611)
Total Futures Contracts	$44,042,389	$—	$—	$44,042,389

*	See Schedule of Investments for additional detailed categorizations.

MIST-222

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	32,729,926	$345,955,320
BlackRock Bond Income Portfolio (Class A) (a)	5,451,296	599,370,003
BlackRock Capital Appreciation Portfolio (Class A) (a)	7,424,224	274,622,040
BlackRock High Yield Portfolio (Class A) (b)	7,408,075	67,709,808
BlackRock Large Cap Value Portfolio (Class A) (a)	37,581,012	464,501,312
Clarion Global Real Estate Portfolio (Class A) (b)	19,028,115	218,633,047
ClearBridge Aggressive Growth Portfolio (Class A) (b)	19,930,522	286,800,207
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	12,516,139	230,672,437
Harris Oakmark International Portfolio (Class A) (b)	23,702,377	457,455,879
Invesco Comstock Portfolio (Class A) (b)	31,090,882	462,321,412
Invesco Small Cap Growth Portfolio (Class A) (b)	18,849,365	397,721,609
Jennison Growth Portfolio (Class A) (a)	26,190,515	411,714,902
JPMorgan Core Bond Portfolio (Class A) (b)	36,499,344	377,403,213
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,692,479	114,475,744
Lord Abbett Bond Debenture Portfolio (Class A) (b)	5,656,590	79,135,698
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	422,959	115,780,908
Met/Dimensional International Small Company Portfolio (Class A) (a)	13,156,149	230,758,857
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	20,331,514	217,547,202
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	21,387,862	216,659,044
Met/Templeton International Bond Portfolio (Class A) (b)	27,714,247	326,750,967
MFS Emerging Markets Equity Portfolio (Class A) (b)	21,589,997	220,002,065
MFS Research International Portfolio (Class A) (b)	28,616,425	341,966,277

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	38,525,253	692,684,052
Neuberger Berman Genesis Portfolio (Class A) (a)	9,540,252	170,770,509
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	31,692,354	321,994,313
PIMCO Total Return Portfolio (Class A) (b)	72,022,223	865,707,120
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	17,048,887	413,094,537
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	15,742,074	520,275,536
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	17,896,937	225,859,344
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,359,465	55,919,332
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,147,266	172,803,504
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,724,674	227,378,785
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	5,594,499	77,651,640
Western Asset Management U.S. Government Portfolio (Class A) (a)	35,544,911	430,804,325
WMC Core Equity Opportunities Portfolio (Class A) (a)	13,344,251	577,939,523

Total Mutual Funds (Cost $8,947,027,471)		11,210,840,471

Total Investments—100.0% (Cost $8,947,027,471) (c)		11,210,840,471
Other assets and liabilities (net)—0.0%		(2,961,683)

Net Assets—100.0%		$11,207,878,788

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2014, the aggregate cost of investments was $8,947,027,471. The aggregate unrealized appreciation and depreciation of investments were $2,302,467,753 and $(38,654,753), respectively, resulting in net unrealized appreciation of $2,263,813,000.

MIST-223

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,210,840,471	$—	$—	$11,210,840,471
Total Investments	$11,210,840,471	$—	$—	$11,210,840,471

MIST-224

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	4,681,231	$49,480,615
BlackRock Bond Income Portfolio (Class A) (a)	2,116,906	232,753,817
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,270,075	46,980,080
BlackRock High Yield Portfolio (Class A) (b)	4,297,618	39,280,228
BlackRock Large Cap Value Portfolio (Class A) (a)	6,004,402	74,214,412
Clarion Global Real Estate Portfolio (Class A) (b)	2,146,578	24,664,177
ClearBridge Aggressive Growth Portfolio (Class A) (b)	841,091	12,103,295
Frontier Mid Cap Growth Portfolio (Class A) (a)	500,024	19,280,925
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	801,114	14,764,539
Harris Oakmark International Portfolio (Class A) (b)	2,558,913	49,387,012
Invesco Comstock Portfolio (Class A) (b)	5,811,965	86,423,917
Invesco Small Cap Growth Portfolio (Class A) (b)	1,139,657	24,046,767
Jennison Growth Portfolio (Class A) (a)	2,231,279	35,075,713
JPMorgan Core Bond Portfolio (Class A) (b)	16,564,281	171,274,661
JPMorgan Small Cap Value Portfolio (Class A) (b)	605,155	12,169,667
Lord Abbett Bond Debenture Portfolio (Class A) (b)	1,226,974	17,165,371
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	54,128	14,816,988
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	4,573,333	48,934,663
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	9,678,756	98,045,797
Met/Templeton International Bond Portfolio (Class A) (b)	6,285,585	74,107,041
MFS Emerging Markets Equity Portfolio (Class A) (b)	1,213,657	12,367,164

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	3,105,138	37,106,402
MFS Value Portfolio (Class A) (a)	6,191,539	111,323,866
Neuberger Berman Genesis Portfolio (Class A) (a)	2,048,295	36,664,475
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	19,249,493	195,574,847
PIMCO Total Return Portfolio (Class A) (b)	33,600,264	403,875,171
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	1,458,151	35,330,997
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,617,574	86,510,836
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,159,366	24,590,155
Van Eck Global Natural Resources Portfolio (Class A) (a)	1,699,389	24,573,167
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	3,008,221	41,754,107
Western Asset Management U.S. Government Portfolio (Class A) (a)	20,195,594	244,770,604
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,142,389	49,476,875

Total Mutual Funds (Cost $2,206,650,983)		2,448,888,351

Total Investments—100.0% (Cost $2,206,650,983) (c)		2,448,888,351
Other assets and liabilities (net)—0.0%		(727,908)

Net Assets—100.0%		$2,448,160,443

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2014, the aggregate cost of investments was $2,206,650,983. The aggregate unrealized appreciation and depreciation of investments were $269,278,806 and $(27,041,438), respectively, resulting in net unrealized appreciation of $242,237,368.

MIST-225

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,448,888,351	$—	$—	$2,448,888,351
Total Investments	$2,448,888,351	$—	$—	$2,448,888,351

MIST-226

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	35,136,334	$371,391,051
BlackRock Bond Income Portfolio (Class A) (a)	813,923	89,490,786
BlackRock Capital Appreciation Portfolio (Class A) (a)	9,107,159	336,873,814
BlackRock Large Cap Value Portfolio (Class A) (a)	30,836,827	381,143,181
Clarion Global Real Estate Portfolio (Class A) (b)	23,532,589	270,389,452
ClearBridge Aggressive Growth Portfolio (Class A) (b)	30,869,236	444,208,301
Frontier Mid Cap Growth Portfolio (Class A) (a)	3,612,904	139,313,567
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	7,682,914	141,596,106
Harris Oakmark International Portfolio (Class A) (b)	21,858,643	421,871,817
Invesco Comstock Portfolio (Class A) (b)	31,916,357	474,596,221
Invesco Small Cap Growth Portfolio (Class A) (b)	8,794,335	185,560,467
Jennison Growth Portfolio (Class A) (a)	32,767,595	515,106,599
JPMorgan Core Bond Portfolio (Class A) (b)	8,588,778	88,807,969
JPMorgan Small Cap Value Portfolio (Class A) (b)	8,391,660	168,756,280
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	9,794,819	164,846,800
Lord Abbett Bond Debenture Portfolio (Class A) (b)	9,839,736	137,657,904
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	694,736	190,176,908
Met/Dimensional International Small Company Portfolio (Class A) (a)	16,170,160	283,624,607
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	16,719,388	178,897,450
Met/Templeton International Bond Portfolio (Class A) (b)	19,024,704	224,301,260
MFS Emerging Markets Equity Portfolio (Class A) (b)	31,129,207	317,206,618
MFS Research International Portfolio (Class A) (b)	23,290,194	278,317,822

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	31,635,709	568,810,052
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	8,107,502	132,719,802
Neuberger Berman Genesis Portfolio (Class A) (a)	8,325,193	149,020,955
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	26,108,556	265,262,925
PIMCO Total Return Portfolio (Class A) (b)	14,744,672	177,230,956
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,387,371	518,216,008
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,226,792	569,345,479
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	14,644,480	184,813,341
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,928,129	45,696,655
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,008,418	169,858,536
Van Eck Global Natural Resources Portfolio (Class A) (a)	19,185,815	277,426,889
WMC Core Equity Opportunities Portfolio (Class A) (a)	8,753,922	379,132,365

Total Mutual Funds (Cost $6,938,276,351)		9,241,668,943

Total Investments—100.0% (Cost $6,938,276,351) (d)		9,241,668,943
Other assets and liabilities (net)—0.0%		(2,503,081)

Net Assets—100.0%		$9,239,165,862

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2014, the aggregate cost of investments was $6,938,276,351. The aggregate unrealized appreciation and depreciation of investments were $2,322,554,376 and $(19,161,784), respectively, resulting in net unrealized appreciation of $2,303,392,592.

MIST-227

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,241,668,943	$—	$—	$9,241,668,943
Total Investments	$9,241,668,943	$—	$—	$9,241,668,943

MIST-228

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	9,564,850	$101,100,463
BlackRock Bond Income Portfolio (Class A) (a)	3,311,988	364,153,130
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,883,530	143,651,771
BlackRock High Yield Portfolio (Class A) (b)	8,714,808	79,653,349
BlackRock Large Cap Value Portfolio (Class A) (a)	16,335,678	201,908,979
Clarion Global Real Estate Portfolio (Class A) (b)	8,564,607	98,407,334
ClearBridge Aggressive Growth Portfolio (Class A) (b)	7,772,401	111,844,854
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,720,036	50,130,264
Harris Oakmark International Portfolio (Class A) (b)	7,798,771	150,516,272
Invesco Comstock Portfolio (Class A) (b)	11,844,041	176,120,884
Invesco Small Cap Growth Portfolio (Class A) (b)	4,668,308	98,501,305
Jennison Growth Portfolio (Class A) (a)	7,585,479	119,243,733
JPMorgan Core Bond Portfolio (Class A) (b)	25,482,507	263,489,118
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,473,950	49,751,127
Lord Abbett Bond Debenture Portfolio (Class A) (b)	2,488,409	34,812,849
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	184,124	50,402,239
Met/Dimensional International Small Company Portfolio (Class A) (a)	2,867,994	50,304,606
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	9,160,722	98,019,726
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	14,411,085	145,984,290
Met/Templeton International Bond Portfolio (Class A) (b)	8,304,573	97,910,911
MFS Emerging Markets Equity Portfolio (Class A) (b)	7,161,667	72,977,390

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	10,495,191	125,417,537
MFS Value Portfolio (Class A) (a)	13,998,494	251,692,921
Neuberger Berman Genesis Portfolio (Class A) (a)	4,170,802	74,657,352
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	18,674,308	189,730,974
PIMCO Total Return Portfolio (Class A) (b)	60,946,146	732,572,680
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,457,568	108,006,884
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	6,849,063	226,361,536
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,893,907	49,141,107
Third Avenue Small Cap Value Portfolio (Class A) (b)	3,546,894	75,229,620
Van Eck Global Natural Resources Portfolio (Class A) (a)	3,459,659	50,026,662
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,510,441	34,844,917
Western Asset Management U.S. Government Portfolio (Class A) (a)	27,732,968	336,123,576
WMC Core Equity Opportunities Portfolio (Class A) (a)	2,324,277	100,664,427

Total Mutual Funds (Cost $4,116,373,818)		4,913,354,787

Total Investments—100.0% (Cost $4,116,373,818) (c)		4,913,354,787
Other assets and liabilities (net)—0.0%		(1,355,833)

Net Assets—100.0%		$4,911,998,954

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2014, the aggregate cost of investments was $4,116,373,818. The aggregate unrealized appreciation and depreciation of investments were $815,953,770 and $(18,972,801), respectively, resulting in net unrealized appreciation of $796,980,969.

MIST-229

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,913,354,787	$—	$—	$4,913,354,787
Total Investments	$4,913,354,787	$—	$—	$4,913,354,787

MIST-230

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—75.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.0%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	24,225,572	$269,388,365
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	1,785,897	33,932,039
MetLife Stock Index Portfolio (Class A) (a)	2,647,996	114,711,186
MSCI EAFE Index Portfolio (Class A) (a)	4,877,179	67,744,013
Russell 2000 Index Portfolio (Class A) (a)	1,019,235	20,415,281

Total Mutual Funds (Cost $483,370,550)		506,190,884

Short-Term Investments—24.7%

Discount Notes—17.7%
Federal Home Loan Bank
0.051%, 05/23/14 (b)	500,000	499,964
0.061%, 04/16/14 (b)	5,100,000	5,099,873
0.061%, 04/23/14 (b)	1,500,000	1,499,945
0.061%, 04/30/14 (b)	9,700,000	9,699,531
0.076%, 04/30/14 (b)	1,000,000	999,940
0.076%, 07/16/14 (b)	2,100,000	2,099,536
0.076%, 07/18/14 (b)	1,000,000	999,775
0.081%, 05/23/14 (b)	3,000,000	2,999,653
0.081%, 07/16/14 (b)	9,000,000	8,997,880
0.081%, 07/18/14 (b)	1,000,000	999,760
0.081%, 09/17/14 (b)	2,000,000	1,999,249
0.086%, 07/16/14 (b)	2,200,000	2,199,449
0.086%, 07/18/14 (b)	11,000,000	10,997,195
0.091%, 04/04/14 (b)	500,000	499,996
0.091%, 07/07/14 (b)	2,500,000	2,499,394
0.091%, 07/16/14 (b)	1,000,000	999,735
0.101%, 07/16/14 (b)	1,500,000	1,499,558
0.112%, 04/04/14 (b)	13,000,000	12,999,881
0.112%, 07/16/14 (b)	500,000	499,838
0.117%, 05/23/14 (b)	12,200,000	12,197,973
0.117%, 07/16/14 (b)	900,000	899,695
0.127%, 06/11/14 (b)	5,600,000	5,598,620
Federal Home Loan Mortgage Corp.
0.050%, 04/21/14 (b)	8,000,000	7,999,782
0.071%, 05/14/14 (b)	1,000,000	999,916
0.071%, 06/26/14 (b) (c)	11,500,000	11,498,077
0.076%, 07/08/14 (b)	1,400,000	1,399,714
0.081%, 07/08/14 (b)	700,000	699,848
0.084%, 09/22/14 (b)	5,000,000	4,997,994
0.096%, 07/08/14 (b)	1,100,000	1,099,716
0.122%, 05/21/14 (b)	3,500,000	3,499,417

		118,980,904

U.S. Treasury—6.8%
U.S. Treasury Bills
0.040%, 05/15/14 (b) (d)	1,100,000	1,099,948
0.040%, 05/15/14 (b) (d)	800,000	799,961

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.041%, 04/24/14 (b)	7,800,000	$7,799,801
0.041%, 06/26/14 (b)	2,300,000	2,299,780
0.047%, 05/08/14 (b)	3,000,000	2,999,858
0.048%, 06/26/14 (b)	1,700,000	1,699,807
0.050%, 05/15/14 (b) (d)	500,000	499,970
0.051%, 05/15/14 (b) (d)	1,100,000	1,099,933
0.053%, 05/15/14 (b) (d)	800,000	799,949
0.053%, 07/10/14 (b)	9,500,000	9,498,615
0.055%, 05/15/14 (b)	100,000	99,993
0.071%, 05/15/14 (b)	2,500,000	2,499,788
0.071%, 08/21/14 (b)	3,600,000	3,599,006
0.073%, 06/26/14 (b)	800,000	799,862
0.074%, 08/21/14 (b)	5,500,000	5,498,416
0.084%, 05/15/14 (b) (d)	2,700,000	2,699,728
0.092%, 05/15/14 (b)	1,000,000	999,889
0.094%, 05/15/14 (b)	900,000	899,898
0.098%, 05/15/14 (b)	400,000	399,953

		46,094,155

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $1,521,000 on 04/01/14, collateralized by $1,575,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $1,552,364.	1,521,000	1,521,000

Total Short-Term Investments (Cost $166,596,059)		166,596,059

Total Investments—99.7% (Cost $649,966,609) (e)		672,786,943
Other assets and liabilities (net)—0.3%		1,945,635

Net Assets—100.0%		$674,732,578

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $10,775,198.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2014, the market value of securities pledged was $6,787,435.
(e)	As of March 31, 2014, the aggregate cost of investments was $649,966,609. The aggregate and net unrealized appreciation of investments was $22,820,334.

MIST-231

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Mini Index Futures	06/20/14	640	USD	58,765,281	$1,874,719
Russell 2000 Mini Index Futures	06/20/14	158	USD	18,509,188	(15,288)
S&P 500 E-Mini Index Futures	06/20/14	1,136	USD	105,544,510	364,770
S&P Midcap 400 E-Mini Index Futures	06/20/14	226	USD	30,648,176	424,564

Net Unrealized Appreciation					$2,648,765

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.908%	12/19/23	USD	23,000,000	$200,601
Pay	3-Month USD-LIBOR	2.925%	01/27/24	USD	27,000,000	243,541
Pay	3-Month USD-LIBOR	2.831%	02/10/24	USD	112,000,000	18,987
Pay	3-Month USD-LIBOR	2.823%	03/18/24	USD	33,000,000	(49,852)

Total						$413,277

(LIBOR)—	London Interbank Offered Rate
(USD)—	United States Dollar

MIST-232

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$506,190,884	$—	$—	$506,190,884
Short-Term Investments
Discount Notes	—	118,980,904	—	118,980,904
U.S. Treasury	—	46,094,155	—	46,094,155
Repurchase Agreement	—	1,521,000	—	1,521,000
Total Short-Term Investments	—	166,596,059	—	166,596,059
Total Investments	$506,190,884	$166,596,059	$—	$672,786,943

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,664,053	$—	$—	$2,664,053
Futures Contracts (Unrealized Depreciation)	(15,288)	—	—	(15,288)
Total Futures Contracts	$2,648,765	$—	$—	$2,648,765
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$463,129	$—	$463,129
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(49,852)	—	(49,852)
Total Centrally Cleared Swap Contracts	$—	$413,277	$—	$413,277

MIST-233

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—1.3%
Iluka Resources, Ltd. (a)	2,405,226	$22,123,445

Brazil—14.8%
Abril Educacao S.A. (b)	427,400	5,236,545
Alupar Investimento S.A. (b)	843,800	6,667,842
AMBEV S.A. (ADR)	2,285,350	16,934,443
Anhanguera Educacional Participacoes S.A.	1,362,400	8,406,170
Banco do Brasil S.A.	892,010	8,963,344
BM&FBovespa S.A.	4,143,300	20,543,026
Brasil Brokers Participacoes S.A.	2,545,600	5,721,710
Brasil Insurance Participacoes e Administracao S.A.	1,780,500	8,953,506
CCR S.A.	725,490	5,569,870
Cia Hering	621,400	7,498,428
EDP - Energias do Brasil S.A.	1,567,000	7,113,310
Estacio Participacoes S.A.	1,455,620	14,665,259
Fibria Celulose S.A. (b)	828,800	9,215,788
Gerdau S.A. (ADR)	1,294,880	8,300,181
Itau Unibanco Holding S.A. (ADR)	573,322	8,519,565
Kroton Educacional S.A.	581,952	12,798,327
LPS Brasil Consultoria de Imoveis S.A.	1,163,400	6,614,306
M Dias Branco S.A.	262,400	10,570,013
Mills Estruturas e Servicos de Engenharia S.A.	1,095,600	13,519,965
Odontoprev S.A.	2,905,800	11,551,483
Petroleo Brasileiro S.A. (ADR)	2,019,172	26,552,112
Qualicorp S.A. (b)	787,900	7,969,284
Vale S.A. (ADR) (a)	1,983,290	27,428,901

		259,313,378

Chile—0.2%
Aguas Andinas S.A. - Class A	6,370,918	3,994,204

China—8.5%
51job, Inc. (ADR) (b)	132,860	9,466,275
Anhui Conch Cement Co., Ltd. - Class H (a)	5,871,500	25,234,617
China Construction Bank Corp. - Class H	41,297,060	28,933,029
China Pacific Insurance Group Co., Ltd. -Class H	6,355,000	22,796,849
China Shenhua Energy Co., Ltd. - Class H (a)	8,785,000	25,398,594
Guangzhou Automobile Group Co., Ltd. - Class H (a)	29,506,000	31,111,364
Wumart Stores, Inc. - Class H (a)	6,419,000	6,252,177

		149,192,905

Czech Republic—1.1%
Komercni Banka A/S (a)	78,604	18,774,579

Greece—0.8%
Diana Shipping, Inc. (b)	1,214,280	14,559,217

Hong Kong—9.3%
Ajisen China Holdings, Ltd.	10,361,000	9,435,833
Belle International Holdings, Ltd. (a)	13,611,000	13,510,756
China Mobile, Ltd.	1,542,000	14,011,212
China Unicom Hong Kong, Ltd. (a)	6,118,000	8,026,768

Hong Kong—(Continued)
Dairy Farm International Holdings, Ltd. (a)	1,017,300	9,919,054
First Pacific Co., Ltd.	12,086,650	12,040,170
Hang Lung Properties, Ltd.	5,518,000	15,842,400
Li & Fung, Ltd. (a)	23,350,000	34,615,784
Shangri-La Asia, Ltd.	7,530,000	12,366,254
Stella International Holdings, Ltd.	8,860,500	21,185,870
VTech Holdings, Ltd.	897,900	11,548,497

		162,502,598

India—8.4%
CESC, Ltd.	1,712,299	14,472,202
Dabur India, Ltd.	7,698,424	23,204,419
Exide Industries, Ltd.	6,862,947	13,984,493
Grasim Industries, Ltd.	52,413	2,527,188
Housing Development Finance Corp., Ltd.	3,235,122	47,635,795
Reliance Industries, Ltd.	1,819,452	28,611,142
Steel Authority of India, Ltd.	9,136,450	10,924,408
Thermax, Ltd.	428,914	5,365,693

		146,725,340

Indonesia—0.9%
Mitra Adiperkasa Tbk PT	6,973,500	3,839,703
XL Axiata Tbk PT	30,101,000	11,697,102

		15,536,805

Japan—1.3%
GLORY, Ltd.	550,900	15,183,692
Inpex Corp.	579,700	7,507,700

		22,691,392

Malaysia—1.7%
Astro Malaysia Holdings Bhd	20,780,400	20,389,890
Top Glove Corp. Bhd	5,859,800	8,889,703

		29,279,593

Mexico—5.9%
America Movil S.A.B. de C.V. - Series L (ADR) (a)	655,036	13,022,116
Arca Continental S.A.B. de C.V. (a)	868,415	5,181,023
Bolsa Mexicana de Valores S.A.B. de C.V.	3,586,000	7,081,083
Cemex S.A.B. de C.V. (ADR) (b)	761,180	9,613,703
Compartamos S.A.B. de C.V.	2,786,440	5,096,717
Concentradora Fibra Danhos S.A. de C.V.	4,450,400	9,067,492
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,800,400	6,412,839
Genomma Lab Internacional S.A.B. de C.V. - Class B (b)	2,625,800	6,755,821
Grupo Financiero Banorte S.A.B. de C.V. -Class O	1,326,600	8,971,354
Grupo Mexico S.A.B. de C.V. - Series B	3,484,846	10,997,331
Kimberly-Clark de Mexico S.A.B. de C.V. -Class A	1,917,237	5,117,821
Macquarie Mexico Real Estate Management S.A. de C.V. (b)	4,780,500	9,015,044

MIST-234

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Promotora y Operadora de Infraestructura S.A.B. de C.V. (b)	497,200	$6,678,715

		103,011,059

Panama—0.4%
Copa Holdings S.A. - Class A	44,395	6,445,710

Peru—0.9%
Credicorp, Ltd.	120,354	16,599,224

Philippines—1.0%
BDO Unibank, Inc.	9,216,390	17,493,643

Poland—0.6%
Orange Polska S.A.	2,987,420	10,220,537

Russia—4.9%
Gazprom OAO (ADR)	1,080,552	8,395,889
Gazprom OAO (GDR)	1,360,094	10,502,999
Magnit OJSC	57,454	13,209,300
Mobile Telesystems OJSC (ADR)	745,100	13,031,799
NovaTek OAO (GDR)	82,809	9,108,990
Sberbank of Russia	9,755,051	23,250,218
TMK OAO (GDR)	925,620	8,099,175

		85,598,370

South Africa—5.4%
MTN Group, Ltd.	1,099,319	22,509,229
Naspers, Ltd. - N Shares	466,274	51,445,426
Woolworths Holdings, Ltd.	2,920,158	20,355,126

		94,309,781

South Korea—8.9%
E-Mart Co., Ltd.	83,041	19,115,781
Kia Motors Corp.	912,370	50,948,107
NAVER Corp.	30,345	22,091,577
Samsung Electronics Co., Ltd.	34,407	43,510,014
Seoul Semiconductor Co., Ltd.	284,507	12,145,788
TK Corp. (b)	502,713	9,354,609

		157,165,876

Taiwan—11.3%
Cathay Financial Holding Co., Ltd.	12,138,000	17,743,637
E.Sun Financial Holding Co., Ltd.	21,122,000	12,748,254
Hon Hai Precision Industry Co., Ltd.	9,659,736	27,390,293
MediaTek, Inc.	2,281,000	33,781,023
Siliconware Precision Industries Co.	19,494,000	25,847,322
Taiwan Semiconductor Manufacturing Co., Ltd.	20,893,842	81,639,797

		199,150,326

Thailand—2.8%
Kasikornbank PCL	1,386,400	7,929,245
Kasikornbank PCL (NVDR)	6,126,700	33,710,010

Thailand—(Continued)
Minor International PCL	9,227,850	7,054,583

		48,693,838

Turkey—1.7%
Turkcell Iletisim Hizmetleri A/S (a) (b)	2,992,587	16,601,705
Turkiye Garanti Bankasi A/S (a)	4,036,021	13,788,985

		30,390,690

United Arab Emirates—0.5%
Lamprell plc (b)	4,124,934	9,557,776

United Kingdom—3.0%
SABMiller plc	567,560	28,348,670
Standard Chartered plc (a)	1,157,206	24,228,744

		52,577,414

United States—2.8%
Cognizant Technology Solutions Corp. - Class A (b)	987,040	49,954,094

Total Common Stocks (Cost $1,700,401,168)		1,725,861,794

Short-Term Investment—9.1%

Mutual Fund—9.1%
State Street Navigator Securities Lending MET Portfolio (c)	160,389,562	160,389,562

Total Short-Term Investment (Cost $160,389,562)		160,389,562

Total Investments—107.5% (Cost $1,860,790,730) (d)		1,886,251,356
Other assets and liabilities (net)—(7.5)%		(131,450,692)

Net Assets—100.0%		$1,754,800,664

(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $152,846,763 and the collateral received consisted of cash in the amount of $160,389,562 and non-cash collateral with a value of $53,395. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,860,790,730. The aggregate unrealized appreciation and depreciation of investments were $177,392,303 and $(151,931,677), respectively, resulting in net unrealized appreciation of $25,460,626.

MIST-235

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

Ten Largest Industries as of March 31, 2014	% of Net Assets
Banks	12.8
Semiconductors & Semiconductor Equipment	11.2
Oil, Gas & Consumable Fuels	6.6
Automobiles	4.7
Metals & Mining	4.5
Wireless Telecommunication Services	4.5
Media	4.1
Textiles, Apparel & Luxury Goods	3.2
Beverages	2.9
IT Services	2.8

MIST-236

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$22,123,445	$—	$22,123,445
Brazil	259,313,378	—	—	259,313,378
Chile	3,994,204	—	—	3,994,204
China	9,466,275	139,726,630	—	149,192,905
Czech Republic	—	18,774,579	—	18,774,579
Greece	14,559,217	—	—	14,559,217
Hong Kong	—	162,502,598	—	162,502,598
India	—	146,725,340	—	146,725,340
Indonesia	—	15,536,805	—	15,536,805
Japan	—	22,691,392	—	22,691,392
Malaysia	—	29,279,593	—	29,279,593
Mexico	103,011,059	—	—	103,011,059
Panama	6,445,710	—	—	6,445,710
Peru	16,599,224	—	—	16,599,224
Philippines	—	17,493,643	—	17,493,643
Poland	—	10,220,537	—	10,220,537
Russia	75,095,371	10,502,999	—	85,598,370
South Africa	—	94,309,781	—	94,309,781
South Korea	—	157,165,876	—	157,165,876
Taiwan	—	199,150,326	—	199,150,326
Thailand	7,054,583	41,639,255	—	48,693,838
Turkey	—	30,390,690	—	30,390,690
United Arab Emirates	—	9,557,776	—	9,557,776
United Kingdom	—	52,577,414	—	52,577,414
United States	49,954,094	—	—	49,954,094
Total Common Stocks	545,493,115	1,180,368,679	—	1,725,861,794
Total Short-Term Investment*	160,389,562	—	—	160,389,562
Total Investments	$705,882,677	$1,180,368,679	$—	$1,886,251,356

Collateral for securities loaned (Liability)	$—	$(160,389,562)	$—	$(160,389,562)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $184,113,003 were due to the discontinuation of a systematic fair valuation model factor.

MIST-237

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Australia—3.8%
APA Group	1,568,660	$9,355,854
Computershare, Ltd.	939,973	10,554,973
Iluka Resources, Ltd. (a)	2,243,755	20,638,223
Oil Search, Ltd.	998,369	7,835,806
Westpac Banking Corp.	1,552,256	49,782,481

		98,167,337

Austria—1.1%
Erste Group Bank AG	831,410	28,458,831

Belgium—1.3%
KBC Groep NV (a)	516,225	31,811,661

Brazil—2.6%
EDP - Energias do Brasil S.A.	1,960,900	8,901,397
Gerdau S.A. (ADR)	1,627,850	10,434,519
Itau Unibanco Holding S.A. (ADR)	446,340	6,632,612
M Dias Branco S.A.	307,800	12,398,819
Odontoprev S.A.	1,485,800	5,906,530
Petroleo Brasileiro S.A. (ADR)	1,042,490	13,708,743
Telefonica Brasil S.A. (ADR) (a)	409,250	8,692,470

		66,675,090

Canada—1.0%
Canadian Utilities, Ltd. - Class A (a)	286,700	10,666,640
Cenovus Energy, Inc.	277,948	8,037,990
Dollarama, Inc.	99,858	7,607,454

		26,312,084

Denmark—0.4%
TDC A/S	1,169,678	10,810,735

France—10.5%
BNP Paribas S.A.	467,593	36,147,885
Danone S.A.	562,695	39,801,183
Dassault Systemes S.A.	117,823	13,810,382
GDF Suez	903,398	24,754,919
Legrand S.A.	151,464	9,419,042
LVMH Moet Hennessy Louis Vuitton S.A.	159,159	28,973,606
Pernod-Ricard S.A.	282,945	32,964,568
Publicis Groupe S.A.	236,892	21,425,441
Schneider Electric S.A.	533,508	47,432,253
Technip S.A.	123,940	12,796,663

		267,525,942

Germany—6.7%
Bayer AG	346,118	46,807,845
Deutsche Wohnen AG (b)	485,481	10,145,192
Infineon Technologies AG	1,181,739	14,099,869
Linde AG	204,430	40,920,005
Siemens AG	342,507	46,093,880
Symrise AG	251,102	12,552,210

		170,619,001

Hong Kong—4.9%
AIA Group, Ltd.	7,302,800	34,696,695
China Resources Gas Group, Ltd. (a)	3,162,000	10,057,153
China Unicom Hong Kong, Ltd.	2,974,850	3,902,980
Hutchison Whampoa, Ltd.	1,742,000	23,148,605
Li & Fung, Ltd. (a)	20,441,540	30,304,066
Sands China, Ltd.	2,888,807	21,653,397

		123,762,896

India—0.9%
HDFC Bank, Ltd. (ADR)	344,233	14,123,880
Reliance Industries, Ltd.	567,851	8,929,538

		23,053,418

Ireland—0.8%
Experian plc	840,207	15,155,249
Paddy Power plc	66,019	5,230,527

		20,385,776

Israel—0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,499,219	4,450,436

Italy—1.7%
Snam S.p.A.	2,555,280	14,970,707
Telecom Italia S.p.A. - Risparmio Shares	10,527,362	9,860,615
UniCredit S.p.A.	1,946,312	17,816,863

		42,648,185

Japan—18.1%
AEON Financial Service Co., Ltd. (a)	503,700	11,337,561
Denso Corp.	836,900	40,067,479
Honda Motor Co., Ltd.	1,146,200	40,301,443
Inpex Corp.	908,700	11,768,582
Japan Tobacco, Inc.	886,200	27,787,942
JGC Corp.	688,000	23,901,666
JSR Corp.	1,189,900	22,019,112
KDDI Corp.	801,724	46,654,705
Kobayashi Pharmaceutical Co., Ltd. (a)	107,400	6,182,652
Mitsubishi Corp.	721,897	13,387,018
Mitsubishi Estate Co., Ltd.	1,059,000	25,202,050
Mitsubishi UFJ Financial Group, Inc.	4,478,800	24,569,216
Nippon Television Network Corp.	831,670	13,560,114
Nomura Research Institute, Ltd.	382,000	12,041,315
Santen Pharmaceutical Co., Ltd.	650,400	28,806,949
Sony Financial Holdings, Inc.	557,000	9,109,127
Sumitomo Mitsui Financial Group, Inc.	848,300	36,160,047
Sundrug Co., Ltd.	302,500	13,799,192
Tokyo Gas Co., Ltd.	3,531,000	17,903,367
Yahoo Japan Corp.	1,077,700	5,272,964
Yamato Holdings Co., Ltd.	1,485,500	31,982,009

		461,814,510

Netherlands—4.4%
Akzo Nobel NV	547,854	44,888,161
Delta Lloyd NV	445,230	12,356,952

MIST-238

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Heineken NV	207,625	$14,468,048
ING Groep NV (b)	2,031,590	28,874,163
Reed Elsevier NV	548,059	11,859,856

		112,447,180

Portugal—0.2%
Galp Energia SGPS S.A.	351,424	6,075,948

Russia—0.2%
Sberbank of Russia (ADR)	517	5,051
Sberbank of Russia (London Exchange) (ADR)	579,765	5,654,172

		5,659,223

Singapore—1.0%
DBS Group Holdings, Ltd.	1,967,000	25,324,070

South Korea—0.7%
Kia Motors Corp.	319,310	17,830,748

Spain—0.7%
Inditex S.A.	120,961	18,180,999

Sweden—2.4%
Atlas Copco AB - A Shares (a)	1,275,687	36,918,326
Telefonaktiebolaget LM Ericsson - B Shares (a)	1,868,777	24,897,983

		61,816,309

Switzerland—12.1%
Julius Baer Group, Ltd. (a) (b)	434,927	19,332,274
Nestle S.A.	946,915	71,348,963
Novartis AG	1,009,447	85,737,796
Roche Holding AG	80,508	24,199,620
Schindler Holding AG	182,622	26,976,277
Sonova Holding AG (b)	106,584	15,593,229
UBS AG (b)	2,138,052	44,142,170
Zurich Insurance Group AG (b)	71,693	22,031,357

		309,361,686

Taiwan—1.7%
MediaTek, Inc.	1,786,000	26,450,200
Taiwan Semiconductor Manufacturing Co., Ltd.	4,271,753	16,691,284

		43,141,484

Thailand—0.4%
Kasikornbank PCL (NVDR) (a)	2,032,600	11,183,666

Turkey—0.4%
Turkcell Iletisim Hizmetleri A/S (b)	1,759,984	9,763,705

United Kingdom—17.6%
BG Group plc	1,312,138	24,471,792
BT Group plc	1,762,497	11,217,308

United Kingdom—(Continued)
Cairn Energy plc (b)	1,178,713	3,282,744
Compass Group plc	1,057,651	16,165,204
GlaxoSmithKline plc	1,841,025	49,044,256
Hiscox, Ltd.	999,456	11,362,321
HSBC Holdings plc	6,676,946	67,605,022
Reckitt Benckiser Group plc	306,107	24,947,055
Rio Tinto plc	1,023,378	57,073,392
Royal Bank of Scotland Group plc (b)	5,376,132	27,927,410
Royal Dutch Shell plc - A Shares	2,177,856	79,607,748
Standard Chartered plc	835,816	17,480,436
Vodafone Group plc	7,349,169	27,056,377
Whitbread plc	419,798	29,121,939
WPP plc	200,631	4,137,542

		450,500,546

United States—2.5%
Autoliv, Inc. (a)	242,251	24,309,888
Cognizant Technology Solutions Corp. - Class A (b)	373,574	18,906,580
Joy Global, Inc. (a)	340,055	19,723,190

		62,939,658

Total Common Stocks (Cost $2,079,491,518)		2,510,721,124

Short-Term Investments—6.4%

Mutual Fund—5.6%
State Street Navigator Securities Lending MET Portfolio (c)	141,775,467	141,775,467

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $21,345,000 on 04/01/14, collateralized by $22,060,000 U.S. Government Agency obligations with rates ranging from of 1.650% - 1.830%, maturity dates ranging from 11/05/18 - 11/15/19, with a value of $21,773,850.	21,345,000	21,345,000

Total Short-Term Investments (Cost $163,120,467)		163,120,467

Total Investments—104.7% (Cost $2,242,611,985) (d)		2,673,841,591
Other assets and liabilities (net)—(4.7)%		(120,776,197)

Net Assets—100.0%		$2,553,065,394

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)

All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $137,146,982 and the collateral received consisted of cash in the amount of $141,775,467.

MIST-239

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $2,242,611,985. The aggregate unrealized appreciation and depreciation of investments were $498,952,643 and $(67,723,037), respectively, resulting in net unrealized appreciation of $431,229,606.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(NVDR)—	Non-Voting Depository Receipts

Ten Largest Industries as of March 31, 2014	% of Net Assets
Banks	15.7
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	6.4
Food Products	4.8
Chemicals	4.7
Insurance	3.5
Metals & Mining	3.5
Machinery	3.3
Wireless Telecommunication Services	3.3
Hotels, Restaurants & Leisure	2.8

MIST-240

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$98,167,337	$—	$98,167,337
Austria	—	28,458,831	—	28,458,831
Belgium	—	31,811,661	—	31,811,661
Brazil	66,675,090	—	—	66,675,090
Canada	26,312,084	—	—	26,312,084
Denmark	—	10,810,735	—	10,810,735
France	—	267,525,942	—	267,525,942
Germany	—	170,619,001	—	170,619,001
Hong Kong	—	123,762,896	—	123,762,896
India	14,123,880	8,929,538	—	23,053,418
Ireland	—	20,385,776	—	20,385,776
Israel	—	4,450,436	—	4,450,436
Italy	—	42,648,185	—	42,648,185
Japan	—	461,814,510	—	461,814,510
Netherlands	—	112,447,180	—	112,447,180
Portugal	—	6,075,948	—	6,075,948
Russia	5,051	5,654,172	—	5,659,223
Singapore	—	25,324,070	—	25,324,070
South Korea	—	17,830,748	—	17,830,748
Spain	—	18,180,999	—	18,180,999
Sweden	—	61,816,309	—	61,816,309
Switzerland	—	309,361,686	—	309,361,686
Taiwan	—	43,141,484	—	43,141,484
Thailand	—	11,183,666	—	11,183,666
Turkey	—	9,763,705	—	9,763,705
United Kingdom	—	450,500,546	—	450,500,546
United States	62,939,658	—	—	62,939,658
Total Common Stocks	170,055,763	2,340,665,361	—	2,510,721,124
Short-Term Investments
Mutual Fund	141,775,467	—	—	141,775,467
Repurchase Agreement	—	21,345,000	—	21,345,000
Total Short-Term Investments	141,775,467	21,345,000	—	163,120,467
Total Investments	$311,831,230	$2,362,010,361	$—	$2,673,841,591

Collateral for securities loaned (Liability)	$—	$(141,775,467)	$—	$(141,775,467)

Transfers from Level 2 to Level 1 in the amount of $30,750,677 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $9,208,780 were due to the application of a systematic fair valuation model factor.

MIST-241

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
TransDigm Group, Inc.	183,372	$33,960,494

Automobiles—2.8%
Tesla Motors, Inc. (a) (b)	177,613	37,023,430

Beverages—1.1%
Monster Beverage Corp. (a)	210,702	14,633,254

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. (a)	49,233	3,305,504
Intercept Pharmaceuticals, Inc. (a)	5,520	1,820,441
Ironwood Pharmaceuticals, Inc. (a) (b)	586,149	7,221,356
Pharmacyclics, Inc. (a)	24,120	2,417,306
Seattle Genetics, Inc. (a) (b)	73,920	3,367,795

		18,132,402

Commercial Services & Supplies—3.4%
Edenred	1,101,064	34,578,801
Stericycle, Inc. (a)	101,565	11,539,816

		46,118,617

Communications Equipment—3.4%
Motorola Solutions, Inc.	596,457	38,346,220
Palo Alto Networks, Inc. (a) (b)	100,913	6,922,632

		45,268,852

Construction Materials—1.1%
Martin Marietta Materials, Inc.	119,200	15,299,320

Diversified Financial Services—2.4%
MSCI, Inc. (a)	736,218	31,672,098

Electrical Equipment—0.4%
SolarCity Corp. (a) (b)	84,578	5,296,274

Food Products—5.9%
Keurig Green Mountain, Inc.	156,991	16,576,680
McCormick & Co., Inc.	366,805	26,314,591
Mead Johnson Nutrition Co.	439,173	36,512,843

		79,404,114

Health Care Equipment & Supplies—3.2%
Intuitive Surgical, Inc. (a)	98,725	43,240,563

Health Care Providers & Services—0.8%
Qualicorp S.A. (a)	1,016,926	10,285,787

Health Care Technology—3.3%
athenahealth, Inc. (a) (b)	278,783	44,672,188

Hotels, Restaurants & Leisure—4.5%
Dunkin’ Brands Group, Inc. (b)	633,964	31,812,314
Panera Bread Co. - Class A (a)	161,560	28,510,493

		60,322,807

Insurance—4.0%
Arch Capital Group, Ltd. (a)	456,577	26,271,440
Progressive Corp. (The)	1,107,976	26,835,179

		53,106,619

Internet & Catalog Retail—3.6%
ASOS plc (a)	65,161	5,640,617
Groupon, Inc. (a) (b)	2,660,883	20,861,323
TripAdvisor, Inc. (a)	131,897	11,948,549
zulily, Inc. - Class A (a) (b)	189,848	9,528,471

		47,978,960

Internet Software & Services—12.3%
Akamai Technologies, Inc. (a)	586,586	34,145,171
Dropbox, Inc. (a) (c) (d)	460,161	8,789,627
LinkedIn Corp. - Class A (a)	173,376	32,064,158
MercadoLibre, Inc. (b)	82,001	7,799,115
Pandora Media, Inc. (a)	208,367	6,317,687
Qihoo 360 Technology Co., Ltd. (ADR) (a)	256,508	25,543,067
Twitter, Inc. (a) (b)	418,936	19,551,743
Yandex NV - Class A (a)	479,367	14,472,090
Youku Tudou, Inc. (ADR) (a)	584,657	16,393,782

		165,076,440

IT Services—4.8%
FleetCor Technologies, Inc. (a)	255,993	29,464,794
Gartner, Inc. (a)	492,077	34,169,827

		63,634,621

Life Sciences Tools & Services—6.2%
Illumina, Inc. (a) (b)	559,382	83,157,728

Machinery—1.1%
Colfax Corp. (a)	213,165	15,205,059

Media—0.8%
Aimia, Inc.	699,439	11,230,251

Multiline Retail—2.0%
Dollar Tree, Inc. (a)	517,591	27,007,898

Oil, Gas & Consumable Fuels—0.9%
Range Resources Corp.	149,232	12,381,779

Pharmaceuticals—2.4%
Endo International plc (a)	471,489	32,367,720

Professional Services—6.7%
IHS, Inc. - Class A (a)	255,593	31,054,550
Intertek Group plc	593,073	30,436,504
Verisk Analytics, Inc. - Class A (a)	478,627	28,698,475

		90,189,529

Software—9.6%
FireEye, Inc. (a) (b)	437,380	26,929,487
NetSuite, Inc. (a)	112,536	10,671,789

MIST-242

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Notional Amount	Value

Software—(Continued)
ServiceNow, Inc. (a)	235,376	$14,103,730
Solera Holdings, Inc.	615,107	38,960,877
Splunk, Inc. (a)	193,870	13,859,766
Tableau Software, Inc. - Class A (a)	34,779	2,645,986
Workday, Inc. - Class A (a)	153,329	14,018,871
Zynga, Inc. - Class A (a)	1,732,099	7,448,026

		128,638,532

Technology Hardware, Storage & Peripherals—1.0%
3D Systems Corp. (a) (b)	147,146	8,703,686
Stratasys, Ltd. (a) (b)	49,133	5,212,520

		13,916,206

Textiles, Apparel & Luxury Goods—3.4%
Carter’s, Inc. (b)	404,627	31,419,285
Moncler SpA (a)	782,221	13,388,683

		44,807,968

Total Common Stocks (Cost $986,079,735)		1,274,029,510

Preferred Stocks—0.7%

Internet & Catalog Retail—0.2%
Flipkart - Series D (a) (c) (d)	98,557	2,334,816

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	991,123
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	86,768

		1,077,891

Software—0.4%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	3,319,781
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	1,068,392
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	1,068,392

		5,456,565

Total Preferred Stocks (Cost $7,975,628)		8,869,272

Purchased Option—0.1%

Call Option—0.1%
USD Currency, Strike Price CNY 6.50, Expires 12/17/14 (Counterparty - Royal Bank of Scotland plc) (e) (Cost $1,278,457)	349,698,704	1,011,678

Short-Term Investments—24.4%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—20.1%
State Street Navigator Securities Lending MET Portfolio (f)	269,335,206	269,335,206

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $57,972,000 on 04/01/14, collateralized by $58,620,000 U.S. Treasury Note at 1.000% due 08/31/16 with a value of $59,132,925.	57,972,000	57,972,000

Total Short-Term Investments (Cost $327,307,206)		327,307,206

Total Investments—120.2% (Cost $1,322,641,026) (g)		1,611,217,666
Other assets and liabilities (net)—(20.2)%		(270,624,792)

Net Assets—100.0%		$1,340,592,874

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $266,002,559 and the collateral received consisted of cash in the amount of $269,335,206. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $17,658,898, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 1.3% of net assets.
(e)	Cash collateral in the amount of $1,160,000, received from Royal Bank of Scotland plc, is held in a segregated account.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 31, 2014, the aggregate cost of investments was $1,322,641,026. The aggregate unrealized appreciation and depreciation of investments were $326,716,531 and $(38,139,891), respectively, resulting in net unrealized appreciation of $288,576,640.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-243

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Dropbox, Inc.	05/01/12	460,161	$4,165,241	$8,789,627
Dropbox, Inc. - Series A	05/25/12	51,888	470,124	991,123
Flipkart - Series D	10/04/13	98,557	2,264,087	2,334,816
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,184	3,319,781
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,068,392
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,068,392
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,360,725	86,768

				$17,658,898

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,960,494	$—	$—	$33,960,494
Automobiles	37,023,430	—	—	37,023,430
Beverages	14,633,254	—	—	14,633,254
Biotechnology	18,132,402	—	—	18,132,402
Commercial Services & Supplies	11,539,816	34,578,801	—	46,118,617
Communications Equipment	45,268,852	—	—	45,268,852
Construction Materials	15,299,320	—	—	15,299,320
Diversified Financial Services	31,672,098	—	—	31,672,098
Electrical Equipment	5,296,274	—	—	5,296,274
Food Products	79,404,114	—	—	79,404,114
Health Care Equipment & Supplies	43,240,563	—	—	43,240,563
Health Care Providers & Services	10,285,787	—	—	10,285,787
Health Care Technology	44,672,188	—	—	44,672,188
Hotels, Restaurants & Leisure	60,322,807	—	—	60,322,807
Insurance	53,106,619	—	—	53,106,619
Internet & Catalog Retail	42,338,343	5,640,617	—	47,978,960
Internet Software & Services	156,286,813	—	8,789,627	165,076,440
IT Services	63,634,621	—	—	63,634,621
Life Sciences Tools & Services	83,157,728	—	—	83,157,728
Machinery	15,205,059	—	—	15,205,059
Media	11,230,251	—	—	11,230,251
Multiline Retail	27,007,898	—	—	27,007,898
Oil, Gas & Consumable Fuels	12,381,779	—	—	12,381,779
Pharmaceuticals	32,367,720	—	—	32,367,720
Professional Services	59,753,025	30,436,504	—	90,189,529

MIST-244

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$128,638,532	$—	$—	$128,638,532
Technology Hardware, Storage & Peripherals	13,916,206	—	—	13,916,206
Textiles, Apparel & Luxury Goods	31,419,285	13,388,683	—	44,807,968
Total Common Stocks	1,181,195,278	84,044,605	8,789,627	1,274,029,510
Total Preferred Stocks*	—	—	8,869,272	8,869,272
Total Purchased Option*	—	1,011,678	—	1,011,678
Short-Term Investments
Mutual Fund	269,335,206	—	—	269,335,206
Repurchase Agreement	—	57,972,000	—	57,972,000
Total Short-Term Investments	269,335,206	57,972,000	—	327,307,206
Total Investments	$1,450,530,484	$143,028,283	$17,658,899	$1,611,217,666

Collateral for securities loaned (Liability)	$—	$(269,335,206)	$—	$(269,335,206)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $10,593,610 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $13,846,233 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation	Balance as of March 31, 2014	Change in Unrealized Appreciation from investments still held at March 31, 2014
Common Stocks
Internet Software & Services	$6,322,612	$2,467,015	$8,789,627	$2,467,015
Preferred Stocks
Internet & Catalog Retail	2,334,816	—	2,334,816	—
Internet Software & Services	799,709	278,182	1,077,891	278,182
Software	3,124,394	2,332,171	5,456,565	2,332,171

Total	$12,581,531	$5,077,368	$17,658,899	$5,077,368

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Increases Then:
Common Stocks
Internet Software & Services	$8,789,627	Market Transaction Method	Precedent Transaction of Preferred Stock-Pending	$19.1	$19.1	$19.1	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16%	18%	17%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.9x	18.8x	14.6x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

MIST-245

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at March 31, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Increases Then:
Preferred Stocks
Internet & Catalog Retail	$2,334,816	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Internet Software & Services	1,077,891	Market Transaction Method	Precedent Transaction of Preferred Stock-Pending	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%-29.5%	18.0%-30.0%	17%-30%	Decrease
			Perpetual Growth Rate	2.5%-5.00%	3.5-6.0%	3.0%-5.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	.6x-8.9x	2.1x-18.8x	1.6x-14.6x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Merger & Acquisition Transaction	Sale/Merger Scenerio	7.87	7.87	7.87	Increase
Software	5,456,565	Market Transaction Method	Orginal Issuance Price of Preferred Stock	6.13	6.13	6.13	Increase

MIST-246

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Brazil—3.6%
Ambev S.A. (ADR)	884,960	$6,557,554
BM&FBovespa S.A.	1,476,500	7,320,681
Embraer S.A. (ADR)	248,710	8,826,718
Itau Unibanco Holding S.A. (ADR)	546,006	8,113,649
Vale S.A. (ADR) (a)	251,800	3,482,394

		34,300,996

Canada—0.4%
Lululemon Athletica, Inc. (a) (b)	76,920	4,045,223

Denmark—0.5%
FLSmidth & Co. A/S (a)	92,430	4,677,028

France—5.9%
Kering	74,180	15,150,874
LVMH Moet Hennessy Louis Vuitton S.A.	94,141	17,137,606
Societe Generale S.A.	123,964	7,652,439
Technip S.A.	158,630	16,378,365

		56,319,284

Germany—9.0%
Allianz SE	91,583	15,477,456
Bayer AG	103,743	14,029,858
Deutsche Bank AG	298,939	13,371,755
Linde AG	48,588	9,725,682
SAP AG	241,385	19,538,601
Siemens AG	95,045	12,790,959

		84,934,311

India—3.3%
DLF, Ltd.	2,572,090	7,610,120
ICICI Bank, Ltd. (ADR)	283,560	12,419,928
Infosys, Ltd.	91,689	5,051,198
Zee Entertainment Enterprises, Ltd.	1,291,817	5,880,595

		30,961,841

Ireland—0.9%
Shire plc	163,760	8,058,140

Italy—1.6%
Brunello Cucinelli S.p.A.	25,974	687,295
Gtech S.p.A.	105,685	3,214,270
Prysmian S.p.A.	184,471	4,603,261
Tod’s S.p.A. (a)	49,948	6,484,715

		14,989,541

Japan—9.0%
Dai-ichi Life Insurance Co., Ltd. (The)	654,300	9,490,079
FANUC Corp.	35,700	6,285,795
KDDI Corp.	243,670	14,179,882
Keyence Corp.	30,900	12,712,129
Kyocera Corp.	180,500	8,125,715
Murata Manufacturing Co., Ltd.	158,400	14,906,770
Nidec Corp. (a)	185,800	11,281,255
Sumitomo Mitsui Financial Group, Inc.	189,700	8,086,244

		85,067,869

Mexico—1.9%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	98,654	9,198,499
Grupo Televisa S.A.B. (ADR)	260,364	8,667,518

		17,866,017

Netherlands—2.2%
Airbus Group	274,797	19,706,860
Sensata Technologies Holding NV (b)	23,370	996,497

		20,703,357

Russia—0.8%
Alrosa AO	2,700,249	2,776,674
Moscow Exchange MICEX-RTS OAO	3,036,191	4,993,147

		7,769,821

Spain—3.8%
Banco Bilbao Vizcaya Argentaria S.A.	1,019,729	12,269,149
Inditex S.A.	105,139	15,802,879
Repsol S.A.	307,691	7,862,534

		35,934,562

Sweden—4.5%
Assa Abloy AB - Class B	274,061	14,637,668
Telefonaktiebolaget LM Ericsson - B Shares	2,140,073	28,512,498

		43,150,166

Switzerland—6.1%
Credit Suisse Group AG (b)	297,771	9,642,383
Nestle S.A.	138,099	10,405,602
Roche Holding AG	38,885	11,688,307
Transocean, Ltd. (a)	144,938	5,991,737
UBS AG (b)	992,486	20,490,842

		58,218,871

United Kingdom—3.6%
Circassia Pharmaceuticals plc (b)	537,930	2,690,430
Prudential plc	731,652	15,499,457
Unilever plc	375,571	16,040,596

		34,230,483

United States—40.0%
3M Co.	93,930	12,742,544
Adobe Systems, Inc. (b)	242,520	15,943,265
Aetna, Inc.	204,330	15,318,620
Allergan, Inc.	59,660	7,403,806
Altera Corp.	451,130	16,348,951
Biogen Idec, Inc. (b)	18,530	5,667,771
Celldex Therapeutics, Inc. (a) (b)	242,430	4,283,738
Citigroup, Inc.	337,940	16,085,944
Clovis Oncology, Inc. (a) (b)	42,720	2,959,214
Colgate-Palmolive Co.	261,650	16,973,236
eBay, Inc. (b)	339,230	18,739,065
Emerson Electric Co.	132,470	8,848,996
Facebook, Inc. - Class A (b)	195,100	11,752,824

MIST-247

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Fidelity National Financial, Inc. - Class A	208,650	$6,559,956
Fusion-io, Inc. (a) (b)	340,290	3,579,851
Gilead Sciences, Inc. (b)	158,150	11,206,509
Goldman Sachs Group, Inc. (The)	57,870	9,482,000
Google, Inc. - Class A (b)	23,150	25,800,906
Intuit, Inc.	180,440	14,025,601
Juniper Networks, Inc. (b)	345,190	8,892,094
Maxim Integrated Products, Inc.	435,080	14,409,850
McDonald’s Corp.	98,160	9,622,625
McGraw Hill Financial, Inc.	248,800	18,983,440
Medivation, Inc. (a) (b)	45,430	2,924,329
Microsoft Corp.	276,760	11,344,392
St. Jude Medical, Inc.	89,150	5,829,519
Theravance, Inc. (a) (b)	184,090	5,695,745
Tiffany & Co.	143,660	12,376,309
United Parcel Service, Inc. - Class B	103,590	10,087,594
Vertex Pharmaceuticals, Inc. (b)	115,570	8,173,110
Walt Disney Co. (The)	253,390	20,288,937
WellPoint, Inc.	176,600	17,580,530
Zimmer Holdings, Inc.	102,410	9,685,938

		379,617,209

Total Common Stocks (Cost $644,342,427)		920,844,719

Preferred Stocks—2.1%

Germany—2.0%
Bayerische Motoren Werke (BMW) AG	202,636	19,153,392

India—0.1%
Zee Entertainment Enterprises, Ltd., 6.000%	27,128,157	327,050

Total Preferred Stocks (Cost $8,684,440)		19,480,442

Rights—0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/14 (b) (Cost $236,011)	1,019,729	238,821

Short-Term Investments—5.2%

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (c)	42,021,307	42,021,307

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $7,610,000 on 04/01/14, collateralized by $7,995,000 Federal Home Loan Mortgage Corp. at 1.650% due 11/15/19 with a value of $7,765,144.	7,610,000	7,610,000

Total Short-Term Investments (Cost $49,631,307)		49,631,307

Total Investments—104.4% (Cost $702,894,185) (d)		990,195,289
Other assets and liabilities (net)—(4.4)%		(41,342,862)

Net Assets—100.0%		$948,852,427

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $40,699,884 and the collateral received consisted of cash in the amount of $42,021,307 and non-cash collateral with a value of $1,046,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $702,894,185. The aggregate unrealized appreciation and depreciation of investments were $302,245,819 and $(14,944,715), respectively, resulting in net unrealized appreciation of $287,301,104.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2014	% of Net Assets
Banks	6.8
Software	6.4
Internet Software & Services	5.9
Capital Markets	5.6
Insurance	5.0
Biotechnology	4.6
Textiles, Apparel & Luxury Goods	4.6
Pharmaceuticals	4.3
Communications Equipment	3.9
Electronic Equipment, Instruments & Components	3.8

MIST-248

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$34,300,996	$—	$—	$34,300,996
Canada	4,045,223	—	—	4,045,223
Denmark	—	4,677,028	—	4,677,028
France	—	56,319,284	—	56,319,284
Germany	—	84,934,311	—	84,934,311
India	12,419,928	18,541,913	—	30,961,841
Ireland	—	8,058,140	—	8,058,140
Italy	—	14,989,541	—	14,989,541
Japan	—	85,067,869	—	85,067,869
Mexico	17,866,017	—	—	17,866,017
Netherlands	996,497	19,706,860	—	20,703,357
Russia	7,769,821	—	—	7,769,821
Spain	—	35,934,562	—	35,934,562
Sweden	—	43,150,166	—	43,150,166
Switzerland	5,991,737	52,227,134	—	58,218,871
United Kingdom	2,690,430	31,540,053	—	34,230,483
United States	379,617,209	—	—	379,617,209
Total Common Stocks	465,697,858	455,146,861	—	920,844,719
Preferred Stocks
Germany	—	19,153,392	—	19,153,392
India	327,050	—	—	327,050
Total Preferred Stocks	327,050	19,153,392	—	19,480,442
Total Rights*	238,821	—	—	238,821
Short-Term Investments
Mutual Fund	42,021,307	—	—	42,021,307
Repurchase Agreement	—	7,610,000	—	7,610,000
Total Short-Term Investments	42,021,307	7,610,000	—	49,631,307
Total Investments	$508,285,036	$481,910,253	$—	$990,195,289

Collateral for securities loaned (Liability)	$—	$(42,021,307)	$—	$(42,021,307)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $6,095,539 were due to the discontinuation of a systematic fair valuation model factor.

MIST-249

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—94.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.1%
Fannie Mae ARM Pool
1.332%, 07/01/44 (a)	27,957	$28,517
1.332%, 09/01/44 (a)	48,579	49,563
2.485%, 11/01/34 (a)	1,276,034	1,360,434
Fannie Mae REMICS (CMO)
0.201%, 12/25/36 (a)	104,469	101,954
0.214%, 07/25/37 (a)	1,051,350	1,010,205
0.304%, 08/25/34 (a)	176,989	175,091
0.504%, 07/25/37 (a)	52,535	52,477
0.534%, 07/25/37 (a)	336,054	336,376
0.834%, 02/25/41 (a)	4,543,285	4,574,175
2.300%, 05/25/35 (a)	677,183	695,811
Fannie Mae Whole Loan (CMO)
0.504%, 05/25/42 (a)	86,556	86,488
Freddie Mac ARM Non-Gold Pool
2.369%, 01/01/34	125,750	132,954
Freddie Mac REMICS (CMO)
0.305%, 10/15/20 (a)	659,960	660,090
0.385%, 02/15/19 (a)	1,494,110	1,496,238
0.605%, 08/15/33 (a)	4,009,003	4,023,700
Freddie Mac Strips (CMO)
0.605%, 09/15/42 (a)	10,969,624	10,904,903
Freddie Mac Structured Pass-Through Securities
0.414%, 08/25/31 (a)	68,031	66,458
Freddie Mac Structured Pass-Through Securities(CMO)
1.332%, 10/25/44 (a)	3,995,754	4,029,183
1.332%, 02/25/45 (a)	1,201,607	1,215,498
Ginnie Mae (CMO)
0.457%, 03/20/37 (a)	5,458,680	5,463,582

		36,463,697

Federal Agencies—0.6%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/19	18,100,000	18,203,984

U.S. Treasury—93.0%
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (b)	35,821,910	29,995,261
0.750%, 02/15/42 (b)	3,520,564	3,067,841
1.375%, 02/15/44 (b)	52,724,428	53,803,644
1.750%, 01/15/28 (b)	159,353,090	176,558,284
2.000%, 01/15/26 (b)	90,534,912	103,089,569
2.125%, 02/15/40 (b)	25,763,738	30,848,057
2.375%, 01/15/25 (b)	182,410,170	214,802,203
2.375%, 01/15/27 (b)	124,665,654	147,991,719
2.500%, 01/15/29 (b)	43,814,382	53,207,090
3.625%, 04/15/28 (b)	73,660,861	100,138,479
3.875%, 04/15/29 (b)	125,175,691	176,712,901
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/16 (b) (c) (d)	143,025,819	146,891,950
0.125%, 04/15/17 (b)	13,702,325	14,088,772
0.125%, 04/15/18 (b) (d)	106,407,813	108,851,895
0.125%, 01/15/22 (b)	108,012,665	105,818,712
0.125%, 07/15/22 (b)	304,017,116	297,794,190
0.125%, 01/15/23 (b)	203,388,632	196,794,366

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.375%, 07/15/23 (b)	101,243,521	100,136,119
0.500%, 04/15/15 (b)	32,822,907	33,489,606
0.625%, 07/15/21 (b)	295,550,531	304,301,487
0.625%, 01/15/24 (b)	39,913,399	40,050,621
1.125%, 01/15/21 (b)	46,211,472	49,056,343
1.250%, 07/15/20 (b)	187,983,771	202,581,839
1.375%, 01/15/20 (b)	130,336,977	140,855,562
1.625%, 01/15/15 (b) (c)	108,312,335	111,104,735
1.625%, 01/15/18 (b) (c) (d)	19,088,111	20,719,552
1.875%, 07/15/15 (b)	81,435,653	85,380,233
1.875%, 07/15/19 (b)	12,712,904	14,149,068
2.000%, 07/15/14 (b)	3,724,230	3,785,039
2.000%, 01/15/16 (b)	33,599,414	35,654,757
2.375%, 01/15/17 (b)	3,881,404	4,250,440
2.625%, 07/15/17 (b)	17,500,275	19,594,848

		3,125,565,182

Total U.S. Treasury & Government Agencies (Cost $3,194,905,548)		3,180,232,863

Foreign Government—11.3%

Provincial—0.7%
New South Wales Treasury Corp.
2.500%, 11/20/35 (AUD)	2,500,000	2,731,379
2.750%, 11/20/25 (AUD)	16,800,000	19,834,533

		22,565,912

Sovereign—10.6%
Australia Government Bond
5.500%, 04/21/23 (AUD)	5,600,000	5,783,521
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/17 (BRL)	160,500,000	51,142,204
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	185,600,000	72,424,052
10.000%, 01/01/23 (BRL)	17,700,000	6,752,138
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18 (EUR)	85,988,160	124,922,681
Italy Buoni Poliennali Del Tesoro
1.700%, 09/15/18 (EUR)	8,799,648	12,648,041
2.100%, 09/15/16 (EUR)	2,329,580	3,369,363
2.100%, 09/15/17 (EUR)	14,369,750	20,916,961
2.100%, 09/15/21 (EUR)	3,107,727	4,425,212
3.100%, 09/15/26 (EUR)	629,382	940,453
New Zealand Government Bond
3.000%, 09/20/30 (NZD) (e)	5,600,000	4,926,589
Slovenia Government International Bond
4.700%, 11/01/16 (144A) (EUR)	6,400,000	9,567,783
Spain Government Bond
3.800%, 04/30/24 (144A) (EUR)	26,100,000	37,659,201

		355,478,199

Total Foreign Government (Cost $368,954,390)		378,044,111

MIST-250

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—3.6%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.7%
American General Mortgage Loan Trust
5.150%, 03/25/58 (144A) (a)	848,483	$856,143
Banc of America Funding Corp. Trust
2.683%, 02/20/36 (a)	1,821,773	1,819,552
Banc of America Mortgage Securities, Inc.
2.768%, 09/25/35 (a)	249,290	225,912
2.795%, 06/25/35 (a)	409,716	389,346
4.680%, 11/25/34 (a)	92,807	89,336
6.500%, 09/25/33	64,953	66,939
BCAP LLC Trust
5.190%, 03/26/37 (144A) (a)	2,400,705	2,246,585
Bear Stearns Adjustable Rate Mortgage Trust
2.210%, 08/25/35 (a)	186,357	189,298
2.533%, 03/25/35 (a)	7,378	7,473
2.560%, 03/25/35 (a)	845,710	857,298
2.659%, 03/25/35 (a)	683,263	661,450
2.836%, 01/25/35 (a)	2,712,586	2,724,755
Bear Stearns ALT-A Trust
0.314%, 02/25/34 (a)	297,458	282,345
2.676%, 09/25/35 (a)	2,092,386	1,842,306
Chase Mortgage Finance Trust
2.718%, 02/25/37 (a)	200,103	193,124
Citigroup Mortgage Loan Trust, Inc.
2.200%, 09/25/35 (a)	285,481	284,838
2.290%, 09/25/35 (a)	261,192	258,685
2.510%, 10/25/35 (a)	4,645,379	4,589,959
2.540%, 05/25/35 (a)	64,301	62,945
Countrywide Alternative Loan Trust
0.334%, 05/25/47 (a)	504,106	418,047
0.337%, 02/20/47 (a)	1,521,452	1,085,159
0.434%, 12/25/35 (a)	42,124	37,264
5.500%, 06/25/35	1,130,539	1,067,924
Countrywide Home Loan Mortgage Pass-Through Trust
0.444%, 04/25/35 (a)	1,177,699	1,012,075
0.494%, 06/25/35 (144A) (a)	186,797	167,356
2.645%, 11/19/33 (a)	42,316	41,377
2.854%, 08/25/34 (a)	312,413	279,120
4.820%, 11/20/34 (a)	670,282	627,570
Deutsche ALT-B Securities Mortgage Loan Trust
0.254%, 10/25/36 (a)	47,502	28,009
5.869%, 10/25/36	839,506	646,314
5.886%, 10/25/36	827,358	637,518
First Horizon Alternative Mortgage Securities Trust
2.207%, 06/25/34 (a)	407,436	398,685
Granite Mortgages plc
0.903%, 09/20/44 (GBP) (a)	719,687	1,193,226
GreenPoint Mortgage Funding Trust
0.424%, 11/25/45 (a)	218,642	169,562
GreenPoint MTA Trust
0.374%, 06/25/45 (a)	483,070	426,691
GSR Mortgage Loan Trust
2.651%, 09/25/35 (a)	637,219	643,503
2.744%, 05/25/35 (a)	853,949	785,146
2.800%, 01/25/35 (a)	558,119	563,883
5.005%, 11/25/35 (a)	1,279,959	1,190,838

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
0.376%, 05/19/35 (a)	123,438	107,237
0.436%, 02/19/36 (a)	254,475	197,812
Holmes Master Issuer plc
1.632%, 10/15/54 (144A) (EUR) (a)	6,929,203	9,572,122
Indymac Index Mortgage Loan Trust
2.695%, 11/25/35 (a)	1,284,606	1,139,418
JPMorgan Mortgage Trust
2.498%, 07/27/37 (144A) (a)	1,371,506	1,177,405
2.743%, 08/25/35 (a)	820,228	775,965
2.755%, 07/25/35 (a)	407,132	406,589
2.776%, 07/25/35 (a)	453,921	461,514
2.785%, 08/25/35 (a)	575,525	568,573
3.319%, 02/25/35 (a)	686,929	707,502
5.054%, 06/25/35 (a)	1,663,149	1,681,617
5.137%, 09/25/35 (a)	210,741	214,371
Master Adjustable Rate Mortgages Trust
2.190%, 12/25/33 (a)	268,850	267,733
2.649%, 11/21/34 (a)	460,334	470,161
Mellon Residential Funding Corp.
0.595%, 12/15/30 (a)	59,817	56,421
0.855%, 11/15/31 (a)	420,962	421,477
Merrill Lynch Mortgage Investors Trust
0.404%, 11/25/35 (a)	216,597	203,189
1.154%, 10/25/35 (a)	398,222	375,495
1.596%, 10/25/35 (a)	1,442,485	1,412,234
5.417%, 12/25/35 (a)	378,239	355,681
National Credit Union Administration Guaranteed Notes
0.606%, 10/07/20 (a)	3,557,808	3,578,717
0.716%, 12/08/20 (a)	5,373,511	5,422,636
RBSSP Resecuritization Trust
2.491%, 07/26/45 (144A) (a)	9,340,599	9,118,012
Residential Accredit Loans, Inc.
0.454%, 08/25/35 (a)	207,718	163,327
1.492%, 09/25/45 (a)	223,423	182,158
Sequoia Mortgage Trust
0.357%, 07/20/36 (a)	1,994,034	1,830,019
0.856%, 10/19/26 (a)	118,982	117,260
Structured Adjustable Rate Mortgage Loan Trust
1.526%, 01/25/35 (a)	169,998	136,651
2.446%, 02/25/34 (a)	270,078	274,230
5.500%, 12/25/34 (a)	536,237	522,524
Structured Asset Mortgage Investments II Trust
0.344%, 06/25/36 (a)	127,753	102,827
0.364%, 05/25/46 (a)	57,093	41,415
0.406%, 07/19/35 (a)	302,926	276,668
0.816%, 10/19/34 (a)	148,591	141,483
Structured Asset Securities Corp.
2.646%, 10/28/35 (144A) (a)	155,247	146,397
Swan Trust
3.935%, 04/25/41 (AUD) (a)	312,139	290,663
TBW Mortgage Backed Pass-Through Certificates
6.015%, 07/25/37	378,230	282,998
Thornburg Mortgage Securities Trust
6.095%, 09/25/37 (a)	2,378,171	2,488,496

MIST-251

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
0.414%, 11/25/45 (a)	226,092	$208,109
0.444%, 10/25/45 (a)	1,394,690	1,281,997
0.899%, 05/25/47 (a)	579,584	505,262
0.939%, 12/25/46 (a)	132,959	122,961
1.129%, 08/25/46 (a)	9,680,765	8,301,072
1.135%, 02/25/46 (a)	229,168	212,341
1.332%, 11/25/42 (a)	30,047	28,959
2.284%, 07/25/46 (a)	896,801	839,340
2.284%, 11/25/46 (a)	280,098	265,865
2.475%, 12/25/35 (a)	285,678	265,392
5.159%, 08/25/35 (a)	290,959	282,027
Wells Fargo Mortgage Backed Securities Trust
2.613%, 03/25/36 (a)	215,518	213,378
2.616%, 11/25/34 (a)	298,399	304,099
2.618%, 09/25/34 (a)	552,505	565,837
2.624%, 04/25/36 (a)	1,305,625	1,263,345
2.629%, 10/25/35 (a)	26,869	27,098
5.568%, 04/25/36 (a)	495,558	488,830

		89,932,465

Commercial Mortgage-Backed Securities—0.9%
Banc of America Merrill Lynch Commercial Mortgage Trust
5.598%, 06/10/49 (a)	1,100,000	1,211,705
5.825%, 02/10/51 (a)	873,903	971,738
Banc of America Re-REMIC Trust
5.602%, 06/24/50 (144A) (a)	1,687,888	1,839,376
5.668%, 02/17/51 (144A) (a)	997,634	1,081,206
Commercial Mortgage Pass-Through Certificates
3.156%, 07/10/46 (144A)	2,215,916	2,271,668
Credit Suisse Mortgage Capital Certificates
5.383%, 02/15/40 (144A)	1,457,413	1,538,269
5.467%, 09/18/39 (144A) (a)	1,801,512	1,947,260
GS Mortgage Securities Trust
4.592%, 08/10/43 (144A)	25,000	27,367
Indus Eclipse plc
0.690%, 01/25/20 (GBP) (a)	537,707	874,028
JPMorgan Chase Commercial Mortgage Securities Trust
4.654%, 01/12/37	317,254	317,744
5.794%, 02/12/51 (a)	1,500,000	1,675,728
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700%, 09/12/49	5,400,000	6,032,238
RBSCF Trust
6.003%, 12/16/49 (144A) (a)	2,600,000	2,809,024
Vornado DP LLC
4.004%, 09/13/28 (144A)	7,000,000	7,404,355
Wachovia Bank Commercial Mortgage Trust
0.235%, 06/15/20 (144A) (a)	883,361	875,372
5.088%, 08/15/41 (a)	1,001,131	1,008,665

		31,885,743

Total Mortgage-Backed Securities (Cost $114,179,949)		121,818,208

Corporate Bonds & Notes—3.1%
Security Description	Principal Amount*	Value

Banks—2.4%
Achmea Hypotheekbank NV
3.200%, 11/03/14 (144A)	483,000	491,211
Ally Financial, Inc.
3.635%, 06/20/14 (a)	1,300,000	1,304,550
ANZ National International, Ltd.
0.676%, 08/19/14 (144A) (a)	5,000,000	5,007,625
Banco Bradesco S.A. of the Cayman Islands
2.336%, 05/16/14 (144A) (a)	16,200,000	16,205,216
BBVA Bancomer S.A.
6.500%, 03/10/21 (144A)	5,000,000	5,406,250
Commonwealth Bank of Australia
0.513%, 09/17/14 (144A) (a)	7,500,000	7,510,253
0.733%, 06/25/14 (144A) (a)	7,900,000	7,908,808
Eksportfinans ASA
2.375%, 05/25/16	4,100,000	4,059,000
Intesa Sanpaolo S.p.A.
3.125%, 01/15/16	3,200,000	3,276,189
Rabobank Nederland
4.000%, 09/10/15 (GBP)	5,160,000	8,952,530
Swedbank AB
3.375%, 05/27/14 (EUR)	6,240,000	8,634,444
Turkiye Garanti Bankasi A/S
2.737%, 04/20/16 (144A) (a)	1,600,000	1,560,000
Westpac Banking Corp.
2.700%, 12/09/14 (144A)	4,900,000	4,979,013
3.585%, 08/14/14 (144A)	6,700,000	6,780,440

		82,075,529

Diversified Financial Services—0.1%
Credit Agricole Home Loan SFH
0.987%, 07/21/14 (144A) (a)	2,000,000	2,003,846
LeasePlan Corp. NV
3.250%, 05/22/14 (EUR)	183,000	253,066
RCI Banque S.A.
2.112%, 04/11/14 (144A) (a) (f)	1,600,000	1,600,507

		3,857,419

Electric—0.4%
Electricite de France
0.694%, 01/20/17 (144A) (a)	9,000,000	9,028,260
1.150%, 01/20/17 (144A) (f)	2,800,000	2,795,470

		11,823,730

Home Builders—0.2%
D.R. Horton, Inc.
5.250%, 02/15/15	7,500,000	7,734,375

Total Corporate Bonds & Notes (Cost $104,522,693)		105,491,053

Asset-Backed Securities—2.3%

Asset-Backed - Credit Card—0.2%
Citibank Omni Master Trust
2.905%, 08/15/18 (144A) (a)	7,100,000	7,169,111

MIST-252

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.1%
Asset Backed Funding Certificates
0.854%, 06/25/34 (a)	594,318	$552,435
Bear Stearns Asset Backed Securities Trust
0.814%, 10/25/32 (a)	19,108	18,092
1.154%, 10/25/37 (a)	2,852,384	2,640,193
First NLC Trust
0.224%, 08/25/37 (144A) (a)	1,494,190	768,835
HSBC Home Equity Loan Trust
0.307%, 03/20/36 (a)	1,491,649	1,458,788
HSI Asset Securitization Corp. Trust
0.204%, 10/25/36 (a)	8,618	4,387
Soundview Home Loan Trust
0.214%, 11/25/36 (144A) (a)	60,946	23,057

		5,465,787

Asset-Backed - Other—1.4%
Alzette European CLO S.A.
0.553%, 12/15/20 (144A) (a)	59,102	58,997
Aquilae CLO II plc
0.637%, 01/17/23 (EUR) (a)	2,082,120	2,823,452
ARES VIR CLO, Ltd.
0.462%, 03/12/18 (144A) (a)	257,051	256,654
Carrington Mortgage Loan Trust
0.474%, 10/25/35 (a)	103,672	103,079
Conseco Finance Securitizations Corp.
6.681%, 12/01/33 (a)	1,368,141	1,379,889
Countrywide Asset-Backed Certificates
0.334%, 07/25/36 (a)	3,784,215	3,680,259
0.404%, 04/25/36 (a)	198,557	193,662
Credit-Based Asset Servicing and Securitization LLC
0.274%, 07/25/37 (144A) (a)	163,908	102,882
CSAB Mortgage Backed Trust
5.720%, 09/25/36	968,811	733,481
Equity One Mortgage Pass-Through Trust
0.454%, 04/25/34 (a)	114,976	97,841
Harbourmaster CLO, Ltd.
0.564%, 06/15/20 (EUR) (a)	74,360	101,914
Hillmark Funding
0.484%, 05/21/21 (144A) (a)	15,006,522	14,612,090
JPMorgan Mortgage Acquisition Corp.
0.214%, 03/25/47 (a)	274,580	263,178
Magi Funding plc
0.591%, 04/11/21 (144A) (EUR) (a)	1,080,183	1,469,560
Morgan Stanley IXIS Real Estate Capital Trust
0.204%, 11/25/36 (a)	844	390
Nautique Funding, Ltd.
0.489%, 04/15/20 (144A) (a)	680,173	670,076
NYLIM Flatiron CLO, Ltd.
0.457%, 08/08/20 (144A) (a)	471,361	465,014
Park Place Securities, Inc.
0.414%, 09/25/35 (a)	30,826	30,322
1.174%, 12/25/34 (a)	1,536,288	1,533,203
Penta CLO S.A.
0.551%, 06/04/24 (EUR) (a)	4,357,383	5,881,522

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates
5.510%, 11/01/27	3,780,310	4,152,139
Structured Asset Securities Corp.
0.294%, 05/25/47 (a)	3,200,000	3,036,694
1.655%, 04/25/35 (a)	507,288	486,143
Symphony CLO, Ltd.
0.476%, 05/15/19 (144A) (a)	3,397,477	3,364,496
Wood Street CLO B.V.
0.666%, 03/29/21 (144A) (EUR) (a)	359,022	487,045

		45,983,982

Asset-Backed - Student Loan—0.6%
College Loan Corp. Trust
0.489%, 01/25/24 (a)	900,000	837,078
Nelnet Student Loan Trust
0.939%, 07/25/18 (a)	223,710	223,873
North Carolina State Education Assistance Authority
0.689%, 10/26/20 (a)	1,452,846	1,452,410
SLM Private Education Loan Trust
2.350%, 04/15/39 (144A) (a) (f)	217,738	217,791
SLM Student Loan Trust
0.249%, 10/25/17 (a)	397,474	396,248
0.739%, 10/25/17 (a)	356,439	356,859
1.739%, 04/25/23 (a)	14,991,791	15,467,211

		18,951,470

Total Asset-Backed Securities (Cost $74,440,560)		77,570,350

Floating Rate Loan (a)—0.2%

Healthcare-Services—0.2%
Iasis Healthcare LLC
Term Loan B2, 4.500%, 05/03/18 (Cost $7,068,678)	7,082,597	7,120,241

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,055,700

Municipals—0.0%
Tobacco Settlement Financing Authority
7.467%, 06/01/47 (Cost $721,710)	755,000	598,873

MIST-253

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Purchased Option—0.0%

Security Description	Notional/Principal Amount*	Value

Put Options—0.0%
OTC- 30 Year Interest Rate Swap, Exercise Rate 3.875%, Expires 04/14/14 (Counterparty - Deutsche Bank AG) (Cost $1,032,255)	20,300,000	$2,700

Short-Term Investments—72.8%

Discount Notes—36.8%
Federal Home Loan Bank
0.054%, 04/11/14 (g)	463,000,000	462,993,312
0.057%, 04/09/14 (g)	191,800,000	191,797,710
0.085%, 07/30/14 (g)	400,000	399,887
Federal Home Loan Mortgage Corp.
0.100%, 10/22/14 (g)	200,000,000	199,886,667
0.100%, 10/24/14 (g)	180,000,000	179,897,000
0.100%, 10/28/14 (g)	200,000,000	199,883,333

		1,234,857,909

Foreign Government—3.4%
Japan Treasury Bills
0.049%, 05/07/14 (JPY) (g)	790,000,000	7,653,745
0.049%, 05/12/14 (JPY) (g)	10,810,000,000	104,729,488

		112,383,233

U.S. Treasury—0.3%
U.S. Treasury Bills
0.058%, 08/14/14 (c) (g)	166,000	165,964
0.061%, 04/17/14 (c) (g) (h)	271,000	270,993
0.062%, 09/25/14 (c) (g)	23,000	22,993
0.076%, 09/18/14 (c) (d) (g) (i)	7,550,000	7,547,326
0.078%, 09/04/14 (c) (d) (g)	609,000	608,797
0.079%, 09/11/14 (c) (d) (g) (i)	2,121,000	2,120,256
0.081%, 08/21/14 (d) (g)	150,000	149,953
0.120%, 03/05/15 (c) (g) (h)	6,000	5,993
0.122%, 03/05/15 (g)	1,000	999

		10,893,274

Repurchase Agreements—32.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/28/14 at 0.050% to be repurchased at $510,004,250 on 04/03/14 collateralized by $530,636,630 U.S. Treasury Notes at 0.125%, maturity dates ranging from 07/15/22 - 01/15/23 with a value of $518,295,144.	510,000,000	510,000,000

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 03/31/14 at 0.080% to be repurchased at $576,501,281 on 04/03/14 collateralized by $591,826,000 U.S. Government obligations with rates ranging from of 0.625% - 3.625%, maturity dates ranging from 11/15/16 - 02/15/44 with a value of $589,138,242.	576,500,000	576,500,000

		1,086,500,000

Total Short-Term Investments (Cost $2,446,057,629)		2,444,634,416

Total Investments—188.0% (Cost $6,312,783,412) (j)		6,316,568,515
Other assets and liabilities (net)—(88.0)%		(2,957,028,465)

Net Assets—100.0%		$3,359,540,050

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2014, the market value of securities pledged was $5,797,654.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2014, the market value of securities pledged was $9,433,151.
(e)	Illiquid security. As of March 31, 2014, these securities represent 0.1% of net assets.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $4,613,768, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $32,992.
(i)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2014, the value of securities pledged amounted to $4,816,288.
(j)	As of March 31, 2014, the aggregate cost of investments was $6,312,783,412. The aggregate unrealized appreciation and depreciation of investments were $25,290,151 and $(21,505,048), respectively, resulting in net unrealized appreciation of $3,785,103.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $191,247,408, which is 5.7% of net assets.

MIST-254

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Electricite de France	01/13/14	$2,800,000	$2,788,478	$2,795,470
RCI Banque S.A.	04/05/11	1,600,000	1,600,000	1,600,507
SLM Private Education Loan Trust	05/05/11	217,738	220,436	217,791

				$4,613,768

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	35,311,000	JPMorgan Chase Bank N.A.	04/02/14	USD	32,571,184	$176,249
BRL	6,174,536	BNP Paribas S.A.	04/02/14	USD	2,728,473	(7,215)
BRL	48,550,544	Barclays Bank plc	04/02/14	USD	21,454,063	(56,732)
BRL	41,270,582	Credit Suisse International	04/02/14	USD	17,487,535	701,351
BRL	2,745,996	JPMorgan Chase Bank N.A.	04/02/14	USD	1,172,000	38,223
BRL	3,433,228	JPMorgan Chase Bank N.A.	04/02/14	USD	1,465,000	48,102
BRL	1,769,017	Morgan Stanley & Co., LCC	04/02/14	USD	750,060	29,586
BRL	7,062,609	UBS AG Stamford	04/02/14	USD	2,996,440	116,213
BRL	80,617,485	UBS AG Stamford	04/02/14	USD	33,987,136	1,542,827
EUR	199,087,000	Credit Suisse International	04/02/14	USD	274,501,156	(229,037)
EUR	20,730,000	JPMorgan Chase Bank N.A.	05/02/14	USD	28,547,926	8,884
GBP	696,000	Citibank N.A.	04/02/14	USD	1,158,428	1,909
GBP	1,395,000	Citibank N.A.	04/02/14	USD	2,337,315	(11,641)
GBP	3,342,000	Citibank N.A.	04/02/14	USD	5,582,340	(10,724)
GBP	6,742,000	Credit Suisse International	04/02/14	USD	11,137,784	102,142
GBP	696,000	JPMorgan Chase Bank N.A.	04/02/14	USD	1,157,138	3,199
MXN	109,275,488	BNP Paribas S.A.	05/14/14	USD	8,152,453	190,546
NZD	5,641,000	Morgan Stanley & Co., LCC	04/02/14	USD	4,855,846	39,695

Contracts to Deliver
AUD	35,311,000	Australia & New Zealand Banking Group, Ltd.	04/02/14	USD	31,754,194	(993,239)
AUD	35,311,000	JPMorgan Chase Bank N.A.	05/02/14	USD	32,504,199	(175,789)
BRL	6,174,536	BNP Paribas S.A.	04/02/14	USD	2,637,000	(84,258)
BRL	39,701,311	Barclays Bank plc	04/02/14	USD	16,345,387	(1,151,885)
BRL	8,849,233	Barclays Bank plc	04/02/14	USD	3,746,500	(153,559)
BRL	41,270,582	Credit Suisse International	04/02/14	USD	18,237,111	48,225
BRL	6,179,224	JPMorgan Chase Bank N.A.	04/02/14	USD	2,730,545	7,221
BRL	1,769,017	Morgan Stanley & Co., LCC	04/02/14	USD	781,713	2,067
BRL	82,169,149	UBS AG Stamford	04/02/14	USD	33,735,332	(2,478,484)
BRL	5,510,945	UBS AG Stamford	04/02/14	USD	2,435,239	6,440
BRL	41,270,582	Credit Suisse International	05/05/14	USD	17,353,705	(679,687)
BRL	80,617,485	UBS AG Stamford	05/05/14	USD	33,726,932	(1,499,292)
BRL	92,965,660	JPMorgan Chase Bank N.A.	07/02/14	USD	38,480,756	(1,519,958)
BRL	17,571,835	JPMorgan Chase Bank N.A.	08/04/14	USD	7,277,327	(214,350)
BRL	15,960,386	JPMorgan Chase Bank N.A.	08/04/14	USD	6,641,030	(163,613)
BRL	12,344,374	JPMorgan Chase Bank N.A.	08/04/14	USD	5,064,982	(197,990)
BRL	11,921,598	JPMorgan Chase Bank N.A.	08/04/14	USD	4,904,998	(177,725)
BRL	5,854,687	JPMorgan Chase Bank N.A.	08/04/14	USD	2,454,178	(41,943)
EUR	21,000	BNP Paribas S.A.	04/02/14	USD	28,971	40
EUR	100,810,000	Barclays Bank plc	04/02/14	USD	138,764,461	(116,392)
EUR	27,380,000	Deutsche Bank AG	04/02/14	USD	38,082,048	362,003

MIST-255

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts —(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	70,876,000	Goldman Sachs & Co.	04/02/14	USD	98,425,501	$783,211
EUR	199,087,000	Credit Suisse International	05/02/14	USD	274,485,627	231,426
GBP	7,388,000	Barclays Bank plc	04/02/14	USD	12,270,308	(46,597)
GBP	5,483,000	Citibank N.A.	04/02/14	USD	9,146,718	5,734
GBP	6,742,000	Credit Suisse International	05/02/14	USD	11,135,336	(102,028)
JPY	790,000,000	Citibank N.A.	05/07/14	USD	7,728,278	72,897
JPY	10,810,000,000	Citibank N.A.	05/12/14	USD	106,604,551	1,849,107
JPY	187,900,000	Citibank N.A.	05/13/14	USD	1,842,590	21,716
NZD	5,641,000	UBS AG Stamford	04/02/14	USD	4,688,765	(206,776)
NZD	5,641,000	Morgan Stanley & Co., LCC	05/02/14	USD	4,844,530	(38,939)

Cross Currency Contracts to Buy
PLN	8,814,922	Goldman Sachs & Co.	04/30/14	EUR	2,095,000	23,935
PLN	4,323,105	Barclays Bank plc	04/30/14	EUR	1,027,000	12,360
PLN	4,113,691	JPMorgan Chase Bank N.A.	04/30/14	EUR	977,500	11,419
PLN	4,112,196	JPMorgan Chase Bank N.A.	04/30/14	EUR	977,500	10,926

Net Unrealized Depreciation						$(3,910,200)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	09/14/15	332	USD	82,275,541	$(10,091)
90 Day EuroDollar Futures	12/14/15	304	USD	75,229,806	(107,606)
90 Day EuroDollar Futures	03/14/16	267	USD	66,032,510	(250,385)
90 Day EuroDollar Futures	06/13/16	302	USD	74,322,716	(147,741)
U.S. Treasury Long Bond Futures	06/19/14	175	USD	23,120,660	192,621
U.S. Treasury Note 10 Year Futures	06/19/14	123	USD	15,244,450	(53,950)
U.S. Treasury Note 5 Year Futures	06/30/14	1,348	USD	161,582,479	(1,233,668)

Futures Contracts—Short
Euro-Bund Futures	05/23/14	(151)	EUR	(135,772)	33,107

Net Unrealized Depreciation					$(1,577,713)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - OTC USD vs BRL	BRL	2.505	Credit Suisse International	06/10/14	BRL	(12,080,000)	$(122,612)	$(37,835)	$84,777
Call - OTC USD vs BRL	BRL	2.523	Barclays Bank plc	06/11/14	BRL	(14,986,000)	(151,359)	(41,571)	109,788
Call - OTC USD vs BRL	BRL	2.506	BNP Paribas S.A.	06/20/14	BRL	(12,210,000)	(119,963)	(51,087)	68,876
Call - OTC USD vs BRL	BRL	2.468	BNP Paribas S.A.	06/25/14	BRL	(13,499,000)	(137,217)	(86,218)	50,999
Call - OTC USD vs INR	INR	64.200	Goldman Sachs & Co.	06/11/14	INR	(15,702,000)	(142,103)	(94,259)	47,844
Call - OTC USD vs INR	INR	64.700	UBS AG Stamford	06/12/14	INR	(15,034,000)	(136,358)	(77,034)	59,324
Call - OTC USD vs INR	INR	64.900	Barclays Bank plc	06/19/14	INR	(15,264,000)	(139,666)	(83,631)	56,035
Call - OTC USD vs INR	INR	64.000	UBS AG Stamford	06/26/14	INR	(11,780,000)	(108,612)	(96,066)	12,546
Put - OTC USD vs JPY	JPY	100.000	Citibank N.A.	06/05/14	JPY	(12,648,000)	(85,450)	(57,979)	27,471

							$(1,143,340)	$(625,680)	$517,660

MIST-256

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	0.000	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/22/18	$(4,500,000)	$(43,650)	$(4,096)	$39,554
Floor - OTC CPURNSA Index	0.000	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/01/18	(3,500,000)	(30,100)	(3,935)	26,165
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	(5,100,000)	(38,250)	(609)	37,641
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(49,000,000)	(436,720)	(6,526)	430,194
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	(60,630)	(908)	59,722

Totals						$(609,350)	$(16,074)	$593,276

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year Interest Rate Swap	2.850%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	04/14/14	$(85,300,000)	$(1,023,600)	$(9)	$1,023,591

Credit Default Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year Credit Default Swap	1.000%	Goldman Sachs & Co.	Markit CDX iTraxx Europe, Series 21	Buy	06/18/14	EUR	(2,100,000)	$(5,642)	$(2,956)	$2,686
Put - OTC - 5-Year Credit Default Swap	0.900%	BNP Paribas S.A.	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(4,200,000)	(13,268)	(5,263)	8,005
Put - OTC - 5-Year Credit Default Swap	0.900%	Deutsche Bank AG	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(5,400,000)	(18,012)	(6,767)	11,245
Put - OTC - 5-Year Credit Default Swap	0.900%	Morgan Stanley Capital Services, Inc.	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(5,500,000)	(17,560)	(6,892)	10,668
Put - OTC - 5-Year Credit Default Swap	0.900%	JPMorgan Chase Bank N.A.	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(8,400,000)	(21,810)	(10,526)	11,284
Put - OTC - 5-Year Credit Default Swap	1.100%	Goldman Sachs & Co.	Markit CDX iTraxx Europe, Series 21	Buy	09/17/14	EUR	(4,000,000)	(14,018)	(11,687)	2,331
Put - OTC - 5-Year Credit Default Swap	1.100%	JPMorgan Chase Bank N.A.	Markit CDX iTraxx Europe, Series 21	Buy	09/17/14	EUR	(4,600,000)	(16,950)	(13,440)	3,510
Put - OTC - 5-Year Credit Default Swap	0.900%	Goldman Sachs & Co.	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(14,200,000)	(38,170)	(17,794)	20,376
Put - OTC - 5-Year Credit Default Swap	1.100%	BNP Paribas S.A.	Markit CDX iTraxx Europe, Series 21	Buy	09/17/14	EUR	(11,100,000)	(37,757)	(31,905)	5,852
Put - OTC - 5-Year Credit Default Swap	0.900%	Citibank N.A.	Markit CDX iTraxx Europe, Series 20	Buy	06/18/14	EUR	(26,700,000)	(80,212)	(33,458)	46,754

Totals								$(263,399)	$(140,688)	$122,711

Options on Exchange-Traded Futures Contracts	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 5 Year Futures	$120.00	05/23/14	(445)	$(276,875)	$(79,961)	196,914

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	BNP Paribas S.A.	EUR	3,200,000	$275,291	$37,259	$238,032
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	Citibank N.A.	EUR	2,700,000	232,277	42,131	190,146
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	Credit Suisse International	EUR	2,100,000	180,660	3,291	177,369

MIST-257

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	Deutsche Bank AG	EUR	8,200,000	$705,436	$156,053	$549,383
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	Goldman Sachs Bank USA	EUR	8,700,000	748,450	76,648	671,802
Pay	1-Month EUR FRCPXTOB	2.150%	04/01/21	Morgan Stanley Capital Services, LLC	EUR	2,900,000	249,483	(10,585)	260,068
Pay	1-Month EUR FRCPXTOB	2.100%	07/25/21	BNP Paribas S.A.	EUR	6,300,000	593,648	(60,766)	654,414
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/21	BNP Paribas S.A.	EUR	1,800,000	97,768	(4,424)	102,192
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/21	Barclays Bank plc	EUR	18,200,000	988,537	(123,521)	1,112,058
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/21	Citibank N.A.	EUR	3,800,000	206,398	5,339	201,059
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/21	Credit Suisse International	EUR	1,900,000	103,199	(1,578)	104,777
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/21	Deutsche Bank AG	EUR	1,500,000	81,473	3,803	77,670
Pay	1-Month EUR FRCPXTOB	2.100%	07/25/21	JPMorgan Chase Bank N.A.	EUR	2,500,000	235,574	(24,033)	259,607
Pay	1-Month EUR FRCPXTOB	2.100%	07/25/21	Societe Generale Paris	EUR	4,200,000	395,765	(35,687)	431,452
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Citibank N.A.	EUR	1,400,000	60,537	17,439	43,098
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Credit Suisse International	EUR	2,100,000	90,805	15,260	75,545
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Deutsche Bank AG	EUR	3,300,000	142,693	34,598	108,095
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Morgan Stanley Capital Services, LLC	EUR	100,000	4,324	1,107	3,217
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Societe Generale Paris	EUR	8,600,000	371,867	71,252	300,615
Pay	1-Month EUR FRCPXTOB	2.108%	10/08/23	Barclays Bank plc	EUR	30,000,000	1,893,758	114,032	1,779,726
Pay	1-Month EUR FRCPXTOB	2.108%	10/08/23	Citibank N.A.	EUR	3,800,000	239,876	48,296	191,580
Pay	1-Month EUR FRCPXTOB	2.108%	10/08/23	Deutsche Bank AG	EUR	3,800,000	239,876	47,782	192,094
Pay	3-Month BRL CDI	7.900%	01/02/15	JPMorgan Chase Bank N.A.	BRL	50,400,000	(582,854)	(179,944)	(402,910)
Pay	1-Year BRL CDI	10.410%	01/02/15	UBS AG Stamford	BRL	9,000,000	(4,149)	5,334	(9,483)
Pay	1-Year BRL CDI	10.910%	01/02/17	Goldman Sachs Bank USA	BRL	82,600,000	(673,687)	(22,433)	(651,254)
Pay	1-Year BRL CDI	10.910%	01/02/17	UBS AG Stamford	BRL	600,000	(4,894)	660	(5,554)
Pay	3-Month BRL CDI	8.260%	01/02/15	UBS AG Stamford	BRL	104,400,000	(785,324)	127,055	(912,379)
Receive	3-Month USD CPURNSA	1.728%	12/19/15	Deutsche Bank AG	USD	10,600,000	477	530	(53)
Receive	3-Month USD CPURNSA	1.800%	01/17/16	Deutsche Bank AG	USD	10,100,000	1,646	(3,260)	4,906
Receive	3-Month USD CPURNSA	1.730%	04/15/16	Goldman Sachs Bank USA	USD	177,900,000	(554,514)	(199,939)	(354,575)
Receive	3-Month USD CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(142,662)	—	(142,662)
Receive	3-Month USD CPURNSA	1.860%	11/05/16	Deutsche Bank AG	USD	32,300,000	(72,869)	—	(72,869)
Receive	3-Month USD CPURNSA	1.825%	11/29/16	BNP Paribas S.A.	USD	13,100,000	(12,602)	(2,972)	(9,630)
Receive	3-Month USD CPURNSA	1.825%	11/29/16	Deutsche Bank AG	USD	22,200,000	(21,356)	(9,106)	(12,250)
Receive	3-Month USD CPURNSA	1.845%	11/29/16	Deutsche Bank AG	USD	16,400,000	(25,814)	—	(25,814)
Receive	3-Month USD CPURNSA	1.930%	02/10/17	Deutsche Bank AG	USD	9,300,000	(8,221)	—	(8,221)
Receive	3-Month USD CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(1,079,061)	21,811	(1,100,872)
Receive	3-Month USD CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(80,331)	—	(80,331)
Receive	3-Month USD CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(806,738)	—	(806,738)
Receive	3-Month USD CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	27,900,000	(737,732)	33,197	(770,929)
Receive	3-Month USD CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(221,126)	(11,377)	(209,749)
Receive	3-Month USD CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(348,259)	—	(348,259)
Receive	3-Month USD CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(396,372)	42,961	(439,333)
Receive	3-Month USD CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(185,213)	—	(185,213)
Receive	3-Month USD CPURNSA	2.500%	07/15/22	BNP Paribas S.A.	USD	9,500,000	(296,457)	137,800	(434,257)
Receive	3-Month USD CPURNSA	2.500%	07/15/22	Deutsche Bank AG	USD	5,900,000	(184,115)	40,726	(224,841)
Receive	3-Month USD CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	32,900,000	(927,681)	—	(927,681)
Pay	6-Month AUD LIBOR	4.000%	06/18/19	Barclays Bank plc	AUD	5,300,000	42,261	5,444	36,817

MIST-258

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD LIBOR	4.000%	06/18/19	Credit Suisse International	AUD	9,500,000	$75,751	$25,416	$50,335
Pay	6-Month AUD LIBOR	4.000%	06/18/19	Deutsche Bank AG	AUD	7,600,000	60,601	9,287	51,314
Pay	6-Month AUD LIBOR	4.000%	06/18/19	UBS AG Stamford	AUD	32,100,000	255,959	71,789	184,170

Totals							$422,359	$506,675	$(84,316)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	USD	63,900,000	$5,894,102
Receive	3-Month USD-LIBOR	3.500%	12/18/43	USD	46,200,000	(1,370,635)
Receive	3-Month USD-LIBOR	3.750%	06/18/44	USD	30,900,000	255,659
Receive	6-Month EURIBOR	2.000%	01/29/24	EUR	54,600,000	(1,629,605)
Receive	6-Month EURIBOR	2.750%	09/17/44	EUR	20,000,000	(486,785)
Receive	6-Month JPY-LIBOR	1.000%	09/18/23	JPY	6,910,000,000	(897,597)

Total						$1,765,139

Centrally Cleared Credit Default Swap Agreements—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit CDX iTraxx Europe, Series 21	1.000%	06/20/19	0.758%	EUR	10,500,000	$35,605

OTC Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	03/20/15	JPMorgan Chase Bank N.A.	0.237%	USD	7,500,000	$(56,041)	$403,143	$(459,184)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/19	Deutsche Bank AG	1.628%	USD	12,000,000	$(354,601)	$(605,335)	$250,734
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/19	Morgan Stanley Capital Services, Inc.	1.628%	USD	16,900,000	(499,397)	(860,195)	360,798
Russian Federation 7.500%, due 3/31/2030	1.000%	03/20/19	Citibank N.A.	2.107%	USD	2,200,000	(112,230)	(183,683)	71,453

Totals							$(966,228)	$(1,649,213)	$682,985

Securities in the amount of $2,079,536 have been received at the custodian bank as collateral for swap contracts.

(a)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities

MIST-259

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDI)—	Brazil Interbank Deposit Rate
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered rate
(FRCPXTOB)—	France Consumer Price Ex-Tobacco Index
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(USD)—	United States Dollar

MIST-260

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,180,232,863	$—	$3,180,232,863
Total Foreign Government*	—	378,044,111	—	378,044,111
Total Mortgage-Backed Securities*	—	121,818,208	—	121,818,208
Total Corporate Bonds & Notes*	—	105,491,053	—	105,491,053
Total Asset-Backed Securities*	—	77,570,350	—	77,570,350
Total Floating Rate Loan*	—	7,120,241	—	7,120,241
Total Convertible Preferred Stock*	1,055,700	—	—	1,055,700
Total Municipals	—	598,873	—	598,873
Total Purchased Option*	—	2,700	—	2,700
Short-Term Investments
Discount Notes	—	1,234,857,909	—	1,234,857,909
Foreign Government	—	112,383,233	—	112,383,233
U.S. Treasury	—	10,893,274	—	10,893,274
Repurchase Agreements	—	1,086,500,000	—	1,086,500,000
Total Short-Term Investments	—	2,444,634,416	—	2,444,634,416
Total Investments	$1,055,700	$6,315,512,815	$—	$6,316,568,515

Secured Borrowings (Liability)	$—	$(2,972,516,686)	$—	$(2,972,516,686)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,447,653	$—	$6,447,653
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,357,853)	—	(10,357,853)
Total Forward Contracts	$—	$(3,910,200)	$—	$(3,910,200)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$225,728	$—	$—	$225,728
Futures Contracts (Unrealized Depreciation)	(1,803,441)	—	—	(1,803,441)
Total Futures Contracts	$(1,577,713)	$—	$—	$(1,577,713)
Written Options
Foreign Currency Written Options at Value	—	(625,680)	—	(625,680)
Inflation Capped Options at Value	—	(16,074)	—	(16,074)
Interest Rate Swaptions at Value	—	(9)	—	(9)
Credit Default Swaptions at Value	—	(140,688)	—	(140,688)
Options on Exchange-Traded Futures Contracts at Value	(79,961)	—	—	(79,961)
Total Written Options	$(79,961)	$(782,451)	$—	$(862,412)

MIST-261

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$6,185,366	$—	$6,185,366
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,384,622)	—	(4,384,622)
Total Centrally Cleared Swap Contracts	$—	$1,800,744	$—	$1,800,744
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$8,574,390	$—	$8,574,390
OTC Swap Contracts at Value (Liabilities)	—	(9,174,300)	—	(9,174,300)
Total OTC Swap Contracts	$—	$(599,910)	$—	$(599,910)

*	See Schedule of Investments for additional detailed categorizations.

MIST-262

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—60.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—25.0%
Fannie Mae 10 Yr. Pool
2.310%, 08/01/22	8,200,000	$7,865,338
2.500%, 08/01/22	355,952	365,098
3.000%, 12/01/20	313,703	325,828
3.000%, 02/01/21	897,028	931,707
3.000%, 08/01/21	644,274	669,139
3.000%, 11/01/21	163,044	169,342
3.000%, 03/01/22	696,144	723,064
3.000%, 05/01/22	2,280,795	2,369,130
3.240%, 07/01/22	23,008,320	23,551,369
3.330%, 11/01/21	1,536,471	1,588,741
4.000%, 05/01/19	31,288	33,118
4.500%, 03/01/18	121,745	128,946
4.500%, 07/01/18	140,092	148,376
4.500%, 11/01/18	38,663	40,953
4.500%, 12/01/18	27,264	28,874
4.500%, 05/01/19	1,050,448	1,113,220
5.500%, 11/01/17	128,414	136,814
5.500%, 09/01/18	247,655	264,028
5.500%, 10/01/18	113,456	120,961
Fannie Mae 15 Yr. Pool
2.870%, 09/01/27	7,300,000	6,735,574
3.000%, 09/01/28	946,314	973,726
3.000%, TBA (a)	83,000,000	85,256,562
3.500%, TBA (a)	73,000,000	76,535,937
4.000%, 07/01/18	7,630	8,063
4.000%, 08/01/18	3,559	3,764
4.000%, 09/01/18	1,953	2,066
4.000%, 05/01/19	1,857,227	1,963,248
4.000%, 07/01/19	876,147	926,372
4.000%, 08/01/20	460,323	486,621
4.000%, 03/01/22	98,518	104,153
4.000%, 04/01/24	100,401	106,339
4.000%, 05/01/24	4,022,509	4,260,171
4.000%, 06/01/24	4,408,355	4,668,523
4.000%, 07/01/24	40,752	43,170
4.000%, 02/01/25	1,422,313	1,506,493
4.000%, 06/01/25	472,836	500,687
4.000%, 07/01/25	13,623	14,417
4.000%, 08/01/25	1,362,447	1,442,608
4.000%, 09/01/25	83,326	88,260
4.000%, 12/01/25	509,590	540,046
4.000%, 02/01/26	344,970	365,486
4.000%, 03/01/26	70,748	74,974
4.000%, 06/01/26	69,042	73,167
4.500%, 03/01/18	401,238	424,900
4.500%, 04/01/18	600,696	636,641
4.500%, 06/01/18	630,684	668,196
4.500%, 07/01/18	682,664	723,372
4.500%, 08/01/18	9,977	10,574
4.500%, 10/01/18	36,002	38,146
4.500%, 11/01/18	2,272,572	2,409,054
4.500%, 12/01/18	558,052	591,538
4.500%, 02/01/19	375,634	398,044
4.500%, 05/01/19	652,481	691,605
4.500%, 06/01/19	325,352	344,867

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 11/01/19	340,750	361,217
4.500%, 12/01/19	439,085	465,456
4.500%, 08/01/20	605,344	642,269
4.500%, 09/01/20	886,866	940,174
4.500%, 10/01/20	33,154	35,145
4.500%, 11/01/20	260,121	275,516
4.500%, 12/01/20	641,467	680,303
4.500%, 01/01/22	32,845	34,806
4.500%, 02/01/23	460,527	488,577
4.500%, 03/01/23	944,158	1,001,389
4.500%, 05/01/23	90,030	95,500
4.500%, 06/01/23	462,072	490,459
4.500%, 01/01/24	13,091	13,869
4.500%, 04/01/24	137,157	145,529
4.500%, 05/01/24	459,307	486,990
4.500%, 08/01/24	96,799	102,669
4.500%, 10/01/24	644,340	683,249
4.500%, 11/01/24	155,161	164,638
4.500%, 02/01/25	1,749,764	1,869,736
4.500%, 03/01/25	866,521	931,186
4.500%, 04/01/25	536,387	576,131
4.500%, 05/01/25	1,454,514	1,555,160
4.500%, 06/01/25	155,432	166,806
4.500%, 07/01/25	5,791,991	6,224,038
4.500%, 08/01/25	231,382	248,655
4.500%, 09/01/25	417,890	445,947
4.500%, 11/01/25	275,479	296,117
4.500%, 04/01/26	22,606	24,288
4.500%, 01/01/27	351,905	372,889
5.500%, 12/01/17	5,240	5,581
5.500%, 01/01/18	136,984	145,840
5.500%, 02/01/18	1,210,958	1,295,692
5.500%, 11/01/18	4,416	4,725
5.500%, 09/01/19	149,529	160,030
5.500%, 09/01/20	25,189	27,400
5.500%, 12/01/20	4,148	4,438
5.500%, 03/01/22	262,942	286,016
5.500%, 04/01/22	248,757	270,554
5.500%, 07/01/22	188,651	205,163
5.500%, 09/01/22	107,086	115,299
5.500%, 10/01/22	850,051	923,720
5.500%, 11/01/22	213,758	232,480
5.500%, 12/01/22	213,020	231,718
5.500%, 02/01/23	259,019	281,803
5.500%, 03/01/23	40,073	43,565
5.500%, 07/01/23	19,160	20,418
5.500%, 08/01/23	115,749	123,353
5.500%, 10/01/23	151,444	162,251
5.500%, 11/01/23	39,526	42,137
5.500%, 12/01/23	85,226	92,688
5.500%, 01/01/24	25,185	27,387
5.500%, 03/01/24	152,817	166,198
5.500%, 09/01/24	111,788	119,160
5.500%, 01/01/25	2,018,106	2,195,027
5.500%, 05/01/25	605,749	648,395

MIST-263

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
6.000%, 03/01/17	6,935	$7,028
6.000%, 04/01/17	11,882	12,361
6.000%, 06/01/17	5,721	5,962
6.000%, 07/01/17	28,174	29,308
6.500%, 04/01/16	12,814	13,222
6.500%, 06/01/16	6,263	6,476
6.500%, 07/01/16	21,321	22,229
6.500%, 08/01/16	1,377	1,427
6.500%, 09/01/16	8,285	8,652
6.500%, 10/01/16	17,408	18,204
6.500%, 02/01/17	10,110	10,538
6.500%, 07/01/17	20,440	20,495
6.500%, 10/01/17	7,411	7,895
8.000%, 08/01/14	39	39
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	125,796	132,556
4.000%, 05/01/29	404,034	425,886
4.000%, 03/01/30	247,507	260,791
4.000%, 05/01/30	370,523	390,917
4.000%, 08/01/30	343,270	362,161
4.000%, 09/01/30	209,165	220,718
4.000%, 10/01/30	8,871	9,361
4.000%, 11/01/30	918,423	969,270
4.000%, 12/01/30	126,418	133,432
4.000%, 06/01/31	19,451	20,530
4.000%, 09/01/31	487,310	514,391
4.000%, 11/01/31	78,140	82,518
4.500%, 01/01/25	22,942	24,450
4.500%, 04/01/28	60,312	64,277
4.500%, 05/01/29	447,444	479,021
4.500%, 06/01/29	166,955	179,003
4.500%, 07/01/29	47,711	51,158
4.500%, 03/01/30	34,529	37,440
4.500%, 05/01/30	16,563	17,893
4.500%, 06/01/30	2,835,456	3,041,693
4.500%, 07/01/30	150,355	161,256
4.500%, 04/01/31	101,464	109,706
5.000%, 05/01/23	262,263	285,615
5.000%, 05/01/24	326,530	355,547
5.000%, 01/01/25	234,175	254,998
5.000%, 09/01/25	70,620	76,913
5.000%, 11/01/25	88,813	96,711
5.000%, 12/01/25	574,448	625,180
5.000%, 01/01/26	162,082	176,536
5.000%, 03/01/26	115,553	125,900
5.000%, 02/01/27	11,696	12,729
5.000%, 05/01/27	330,329	359,502
5.000%, 07/01/27	15,479	16,863
5.000%, 08/01/27	7,698	8,378
5.000%, 03/01/28	39,010	42,468
5.000%, 04/01/28	1,154,005	1,262,227
5.000%, 05/01/28	1,344,979	1,470,035
5.000%, 06/01/28	4,070,781	4,449,511
5.000%, 01/01/29	143,774	157,227
5.000%, 05/01/29	687,012	749,376

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.000%, 07/01/29	224,102	245,595
5.000%, 12/01/29	53,829	58,894
5.500%, 02/01/19	32,103	35,387
5.500%, 06/01/23	414,009	456,402
5.500%, 07/01/24	18,496	20,398
5.500%, 01/01/25	19,249	21,230
5.500%, 02/01/25	5,375	5,928
5.500%, 03/01/25	1,158,467	1,292,431
5.500%, 08/01/25	124,597	138,557
5.500%, 10/01/25	8,774	9,761
5.500%, 11/01/25	21,314	23,804
5.500%, 03/01/26	151,304	168,311
5.500%, 05/01/26	4,454	4,948
5.500%, 06/01/26	814,332	905,229
5.500%, 11/01/26	66,840	73,989
5.500%, 01/01/27	116,576	129,381
5.500%, 06/01/27	24,862	27,600
5.500%, 07/01/27	449,919	497,914
5.500%, 08/01/27	189,372	209,321
5.500%, 10/01/27	280,216	309,493
5.500%, 11/01/27	82,111	90,936
5.500%, 12/01/27	551,687	610,442
5.500%, 01/01/28	210,555	233,043
5.500%, 03/01/28	111,350	123,215
5.500%, 04/01/28	320,834	354,644
5.500%, 05/01/28	132,405	146,676
5.500%, 06/01/28	37,092	41,063
5.500%, 07/01/28	19,140	21,173
5.500%, 09/01/28	280,323	310,730
5.500%, 10/01/28	48,316	53,400
5.500%, 12/01/28	19,406	21,493
5.500%, 01/01/29	256,940	284,739
5.500%, 07/01/29	204,625	227,322
5.500%, 10/01/29	481,136	531,475
5.500%, 04/01/30	580,483	644,445
6.000%, 08/01/18	7,274	8,088
6.000%, 12/01/18	195,629	217,580
6.000%, 02/01/19	12,460	13,855
6.000%, 06/01/22	1,158,444	1,288,799
6.000%, 09/01/22	276,993	308,260
6.000%, 10/01/22	174,637	194,341
6.000%, 01/01/23	304,050	338,438
6.000%, 06/01/26	22,343	24,941
6.000%, 08/01/26	29,556	32,989
6.000%, 12/01/26	26,977	30,101
6.000%, 07/01/27	100,852	112,465
6.000%, 11/01/27	19,902	22,263
6.000%, 09/01/28	162,889	182,579
6.000%, 10/01/28	92,032	103,267
Fannie Mae 30 Yr. Pool
4.000%, 05/01/34	327,228	341,403
4.000%, 05/01/35	295,478	308,141
4.000%, 05/01/39	1,625,818	1,692,387
4.000%, 12/01/39	84,713,996	88,125,189
4.000%, 12/01/40	3,058,186	3,179,325

MIST-264

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 01/01/41	1,711,345	$1,781,515
4.000%, 02/01/41	493,839	513,438
4.000%, 03/01/41	539,675	562,972
4.000%, 05/01/41	627,533	653,838
4.000%, 08/01/41	193,977	201,685
4.000%, 09/01/41	646,765	672,800
4.000%, 11/01/41	17,760,314	18,454,868
4.000%, 12/01/41	931,720	968,650
4.000%, 01/01/42	3,729,550	3,878,850
4.000%, 02/01/42	14,732	15,322
4.000%, 04/01/42	51,666	53,692
4.000%, 05/01/42	273,045	284,299
4.000%, 07/01/42	217,681	226,216
4.000%, 09/01/43	186,041	193,473
4.000%, 12/01/43	2,696,739	2,804,374
4.000%, TBA (a)	236,000,000	245,292,500
4.500%, 02/01/36	531,176	566,677
4.500%, 02/01/39	33,706	36,148
4.500%, 04/01/39	1,992,281	2,137,334
4.500%, 05/01/39	177,898	190,640
4.500%, 06/01/39	39,842	42,671
4.500%, 09/01/39	428,628	459,550
4.500%, 12/01/39	16,374	17,639
4.500%, 02/01/40	3,376,429	3,603,837
4.500%, 03/01/40	408,851	436,282
4.500%, 04/01/40	1,380,686	1,473,490
4.500%, 05/01/40	1,159,525	1,238,118
4.500%, 06/01/40	2,582,526	2,757,383
4.500%, 07/01/40	2,914,428	3,111,027
4.500%, 08/01/40	4,741,284	5,061,610
4.500%, 09/01/40	48,783,980	52,078,702
4.500%, 10/01/40	3,803,467	4,058,943
4.500%, 11/01/40	2,085,753	2,226,561
4.500%, 12/01/40	6,702,566	7,150,797
4.500%, 01/01/41	3,029,671	3,234,145
4.500%, 02/01/41	7,608,962	8,122,613
4.500%, 03/01/41	7,599,739	8,113,186
4.500%, 04/01/41	15,760,837	16,826,607
4.500%, 05/01/41	34,300,083	36,704,217
4.500%, 06/01/41	8,762,625	9,357,988
4.500%, 07/01/41	24,629,079	26,287,484
4.500%, 08/01/41	14,180,401	15,129,042
4.500%, 09/01/41	7,625,787	8,135,050
4.500%, 10/01/41	9,315,269	9,939,256
4.500%, 11/01/41	831,095	887,016
4.500%, 12/01/41	1,141,637	1,217,638
4.500%, 01/01/42	1,977,719	2,110,115
4.500%, 02/01/42	39,114	41,697
4.500%, 03/01/42	815,116	870,222
4.500%, 04/01/42	393,983	420,561
4.500%, 07/01/42	2,445,059	2,611,322
4.500%, 09/01/43	286,919	306,415
4.500%, 11/01/43	1,792,400	1,913,530
4.500%, 12/01/43	405,276	432,636
4.500%, 01/01/44	902,020	962,870

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, TBA (a)	162,000,000	172,614,383
5.000%, 11/01/28	119,376	131,118
5.000%, 04/01/29	473,999	520,892
5.000%, 03/01/32	4,128	4,492
5.000%, 09/01/32	2,660	2,899
5.000%, 10/01/32	14,920	16,348
5.000%, 11/01/32	3,136	3,440
5.000%, 03/01/33	5,616	6,158
5.000%, 04/01/33	4,514,963	4,951,576
5.000%, 05/01/33	858,991	942,129
5.000%, 06/01/33	1,808,227	1,980,118
5.000%, 07/01/33	8,730,408	9,569,383
5.000%, 08/01/33	404,786	443,659
5.000%, 09/01/33	777,851	853,073
5.000%, 10/01/33	534,918	584,888
5.000%, 11/01/33	1,362	1,495
5.000%, 12/01/33	7,085	7,762
5.000%, 01/01/34	210,671	230,185
5.000%, 03/01/34	226,354	246,862
5.000%, 04/01/34	624,773	683,297
5.000%, 05/01/34	760,541	830,754
5.000%, 06/01/34	717,675	783,732
5.000%, 10/01/34	4,065	4,430
5.000%, 11/01/34	945,595	1,032,871
5.000%, 12/01/34	378,723	413,757
5.000%, 01/01/35	717,776	784,533
5.000%, 02/01/35	16,434,372	17,975,608
5.000%, 03/01/35	22,100,522	24,123,724
5.000%, 04/01/35	137,074	149,622
5.000%, 05/01/35	218,920	238,976
5.000%, 06/01/35	9,096,335	9,929,713
5.000%, 07/01/35	29,952,498	32,721,577
5.000%, 08/01/35	7,192,015	7,844,013
5.000%, 09/01/35	2,784,168	3,034,724
5.000%, 10/01/35	5,366,895	5,854,117
5.000%, 11/01/35	565,411	616,912
5.000%, 02/01/36	1,372,191	1,497,053
5.000%, 03/01/36	920,562	1,005,260
5.000%, 05/01/36	74,386	81,114
5.000%, 07/01/36	58,780	64,198
5.000%, 08/01/36	1,945,887	2,123,163
5.000%, 09/01/36	143,713	156,784
5.000%, 10/01/36	131,853	143,497
5.000%, 12/01/36	891,544	971,836
5.000%, 01/01/37	160,552	174,731
5.000%, 02/01/37	62,453	68,179
5.000%, 04/01/37	1,594,901	1,735,786
5.000%, 06/01/37	319,630	347,858
5.000%, 07/01/37	2,204,337	2,407,590
5.000%, 08/01/37	737,313	804,555
5.000%, 09/01/37	964,656	1,049,849
5.000%, 01/01/38	830,833	906,766
5.000%, 02/01/38	2,718,819	2,966,367
5.000%, 03/01/38	1,451,189	1,580,493
5.000%, 05/01/38	5,951,997	6,491,910

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 06/01/38	146,111	$159,015
5.000%, 02/01/39	423,720	462,156
5.000%, 03/01/39	86,832	94,501
5.000%, 04/01/39	211,420	230,613
5.000%, 07/01/39	640,576	697,824
5.000%, 08/01/39	126,427	137,836
5.000%, 10/01/39	19,851	21,768
5.000%, 11/01/39	51,618	56,678
5.000%, 03/01/40	40,088	43,764
5.000%, 04/01/40	452,683	493,217
5.000%, 05/01/40	150,107	163,728
5.000%, 06/01/40	56,353	61,806
5.000%, 07/01/40	1,195,130	1,305,680
5.000%, 08/01/40	90,349	98,724
5.000%, 11/01/40	297,934	325,230
5.000%, 04/01/41	968,683	1,061,649
5.000%, 05/01/41	3,007,459	3,293,483
5.000%, 07/01/41	1,935,791	2,111,588
5.000%, 08/01/41	367,135	401,952
5.000%, 10/01/41	25,424	27,846
5.000%, 01/01/42	836,850	911,751
5.000%, 11/01/42	270,618	297,393
5.000%, TBA (a)	73,600,000	80,241,252
5.500%, 12/01/28	38,249	42,204
5.500%, 06/01/33	128,746	143,149
5.500%, 07/01/33	21,138	23,491
5.500%, 09/01/33	332,966	370,125
5.500%, 11/01/33	256,668	282,928
5.500%, 12/01/33	3,203	3,556
5.500%, 04/01/34	26,331	29,074
5.500%, 05/01/34	194,927	216,505
5.500%, 06/01/34	74,340	81,968
5.500%, 07/01/34	61,331	68,089
5.500%, 08/01/34	388,238	428,210
5.500%, 09/01/34	36,618	40,675
5.500%, 11/01/34	879,959	978,453
5.500%, 12/01/34	2,175,457	2,416,925
5.500%, 01/01/35	744,232	827,288
5.500%, 02/01/35	1,051,336	1,168,717
5.500%, 03/01/35	1,229,357	1,365,231
5.500%, 05/01/35	394,070	437,972
5.500%, 06/01/35	611,036	678,674
5.500%, 08/01/35	388,934	433,794
5.500%, 09/01/35	6,865,519	7,609,113
5.500%, 10/01/35	1,336,607	1,481,348
5.500%, 11/01/35	2,871,133	3,190,813
5.500%, 12/01/35	3,061,233	3,382,146
5.500%, 01/01/36	3,555,175	3,928,559
5.500%, 02/01/36	1,468,592	1,625,601
5.500%, 03/01/36	718,572	796,462
5.500%, 04/01/36	41,891	46,245
5.500%, 05/01/36	3,774,306	4,172,278
5.500%, 06/01/36	2,437,859	2,687,965
5.500%, 07/01/36	2,828,391	3,144,717
5.500%, 09/01/36	460,529	511,111

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 10/01/36	27,326	30,212
5.500%, 11/01/36	365,418	404,727
5.500%, 12/01/36	998,810	1,103,203
5.500%, 01/01/37	174,964	193,199
5.500%, 02/01/37	350,881	386,990
5.500%, 03/01/37	3,937,089	4,356,864
5.500%, 04/01/37	6,289,446	6,934,145
5.500%, 05/01/37	2,201,579	2,431,761
5.500%, 06/01/37	1,043,162	1,149,896
5.500%, 07/01/37	405,047	446,540
5.500%, 08/01/37	4,509,412	4,992,276
5.500%, 01/01/38	1,135,688	1,252,507
5.500%, 02/01/38	5,530,627	6,100,754
5.500%, 03/01/38	3,901,337	4,324,525
5.500%, 04/01/38	1,113,891	1,227,856
5.500%, 05/01/38	21,229,333	23,409,332
5.500%, 06/01/38	57,059,998	62,902,427
5.500%, 07/01/38	2,888,499	3,184,068
5.500%, 08/01/38	49,245	54,284
5.500%, 09/01/38	943,345	1,039,860
5.500%, 10/01/38	2,224,004	2,460,188
5.500%, 11/01/38	5,496,925	6,059,327
5.500%, 12/01/38	10,902,742	12,060,946
5.500%, 01/01/39	206,617	228,869
5.500%, 03/01/39	571,873	630,562
5.500%, 04/01/39	2,402,232	2,652,670
5.500%, 05/01/39	9,950,873	10,975,357
5.500%, 06/01/39	2,106,915	2,322,477
5.500%, 07/01/39	23,073	25,573
5.500%, 08/01/39	399,488	441,091
5.500%, 09/01/39	1,754,407	1,939,621
5.500%, 11/01/39	7,287,919	8,033,561
5.500%, 12/01/39	10,401	11,496
5.500%, 01/01/40	903,638	996,091
5.500%, 02/01/40	1,074,018	1,185,059
5.500%, 03/01/40	2,622,137	2,894,863
5.500%, 05/01/40	4,344,162	4,788,623
5.500%, 06/01/40	13,246	14,604
5.500%, 08/01/40	21,289	23,528
5.500%, 09/01/40	5,305,846	5,850,137
5.500%, 12/01/40	320,659	355,420
5.500%, 07/01/41	13,418,135	14,791,732
5.500%, 09/01/41	12,100,527	13,339,832
5.500%, TBA (a)	16,000,000	17,664,233
6.000%, 12/01/28	82,914	93,524
6.000%, 01/01/29	43,465	49,040
6.000%, 02/01/29	229,814	259,256
6.000%, 04/01/29	7,115	8,028
6.000%, 06/01/29	9,633	10,871
6.000%, 11/01/32	57,320	63,893
6.000%, 01/01/33	30,397	34,178
6.000%, 02/01/33	39,907	44,797
6.000%, 03/01/33	39,962	44,975
6.000%, 04/01/33	25,155	28,276
6.000%, 05/01/33	41,926	47,248

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 07/01/33	42,170	$47,546
6.000%, 08/01/33	81,952	91,187
6.000%, 01/01/34	118,913	133,760
6.000%, 09/01/34	86,845	96,988
6.000%, 11/01/34	18,151	20,412
6.000%, 04/01/35	1,798,883	2,022,373
6.000%, 05/01/35	84,289	94,215
6.000%, 06/01/35	11,135	12,485
6.000%, 07/01/35	133,417	149,326
6.000%, 09/01/35	25,548	28,618
6.000%, 11/01/35	715,519	799,365
6.000%, 12/01/35	308,672	344,514
6.000%, 01/01/36	257,039	287,333
6.000%, 02/01/36	659,273	736,187
6.000%, 03/01/36	215,744	240,701
6.000%, 04/01/36	71,451	79,819
6.000%, 05/01/36	1,523,471	1,701,137
6.000%, 06/01/36	177,912	198,182
6.000%, 07/01/36	2,009,124	2,239,585
6.000%, 08/01/36	5,993,795	6,692,004
6.000%, 09/01/36	1,999,915	2,227,762
6.000%, 10/01/36	1,005,309	1,119,845
6.000%, 11/01/36	483,732	539,047
6.000%, 12/01/36	5,280,639	5,889,532
6.000%, 01/01/37	5,531,987	6,165,871
6.000%, 02/01/37	2,884,333	3,213,067
6.000%, 03/01/37	680,282	757,756
6.000%, 04/01/37	1,632,675	1,817,121
6.000%, 05/01/37	4,815,857	5,371,039
6.000%, 06/01/37	782,252	871,125
6.000%, 07/01/37	592,608	660,101
6.000%, 08/01/37	2,779,725	3,094,407
6.000%, 09/01/37	2,506,504	2,794,573
6.000%, 10/01/37	535,726	595,908
6.000%, 11/01/37	284,097	316,675
6.000%, 12/01/37	780,386	868,301
6.000%, 01/01/38	575,617	640,078
6.000%, 02/01/38	1,550,257	1,730,984
6.000%, 03/01/38	251,674	280,141
6.000%, 04/01/38	28,278	31,457
6.000%, 05/01/38	1,396,564	1,554,055
6.000%, 06/01/38	24,700	27,466
6.000%, 07/01/38	2,702,030	3,008,447
6.000%, 08/01/38	2,309,095	2,567,806
6.000%, 09/01/38	2,374,786	2,647,283
6.000%, 10/01/38	2,185,965	2,434,309
6.000%, 11/01/38	782,656	870,472
6.000%, 12/01/38	893,463	996,618
6.000%, 01/01/39	1,538,377	1,711,724
6.000%, 04/01/39	2,812,254	3,128,191
6.000%, 06/01/39	202,940	226,051
6.000%, 07/01/39	333,368	373,278
6.000%, 08/01/39	1,764,383	1,969,662
6.000%, 09/01/39	2,162,810	2,407,021
6.000%, 02/01/40	5,172	5,751

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 04/01/40	451,264	502,517
6.000%, 05/01/40	13,385	14,964
6.000%, 06/01/40	7,836,545	8,714,120
6.000%, 07/01/40	604,344	672,129
6.000%, 09/01/40	22,841	25,399
6.000%, 10/01/40	19,941,878	22,184,968
6.000%, 04/01/41	1,744,387	1,943,510
6.000%, 05/01/41	97,329,053	108,334,872
6.000%, TBA (a)	22,000,000	24,518,828
7.500%, 09/01/30	622	676
8.000%, 10/01/25	1,926	2,116
Fannie Mae ARM Pool 1.329%, 08/01/41 (b)	476,840	493,186
1.329%, 07/01/42 (b)	471,946	486,009
1.329%, 10/01/44 (b)	464,956	476,268
1.332%, 08/01/42 (b)	433,472	445,126
1.332%, 10/01/44 (b)	236,422	241,253
1.379%, 09/01/41 (b)	1,499,087	1,564,625
1.753%, 09/01/35 (b)	3,226,789	3,421,076
1.790%, 06/01/33 (b)	68,558	73,085
1.899%, 01/01/35 (b)	458,339	481,572
1.952%, 12/01/34 (b)	2,431,022	2,604,262
1.977%, 12/01/34 (b)	1,035,274	1,087,380
1.984%, 11/01/35 (b)	381,428	402,650
1.997%, 08/01/36 (b)	872,257	928,156
2.095%, 02/01/31 (b)	248,208	251,342
2.114%, 11/01/34 (b)	8,404	8,843
2.121%, 10/01/28 (b)	190,657	200,423
2.174%, 03/01/35 (b)	79,311	83,956
2.194%, 10/01/34 (b)	36,248	38,501
2.208%, 01/01/35 (b)	139,113	148,686
2.209%, 01/01/35 (b)	102,867	109,745
2.215%, 12/01/34 (b)	101,128	107,130
2.241%, 01/01/35 (b)	147,163	155,907
2.241%, 10/01/35 (b)	750,786	803,286
2.253%, 02/01/35 (b)	66,637	71,094
2.261%, 07/01/32 (b)	39,381	39,662
2.300%, 03/01/33 (b)	5,916	6,313
2.312%, 11/01/35 (b)	945,532	1,007,087
2.320%, 02/01/35 (b)	262,785	276,659
2.340%, 09/01/31 (b)	63,665	67,812
2.345%, 11/01/35 (b)	565,741	610,134
2.348%, 08/01/35 (b)	1,765,127	1,875,743
2.349%, 07/01/33 (b)	54,192	57,755
2.410%, 05/01/34 (b)	1,163,114	1,237,365
2.420%, 04/01/34 (b)	16,061	17,182
2.420%, 11/01/34 (b)	198,129	209,603
2.438%, 05/01/35 (b)	754,553	808,272
2.460%, 05/01/35 (b)	118,916	127,305
2.485%, 11/01/34 (b)	4,338,514	4,625,474
2.500%, 08/01/35 (b)	1,065,390	1,134,264
2.510%, 11/01/32 (b)	102,862	109,266
2.560%, 09/01/34 (b)	1,275,070	1,352,824
2.584%, 09/01/32 (b)	271,059	289,170
2.658%, 04/01/35 (b)	210,359	222,124

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.385%, 12/01/36 (b)	485,897	$516,762
4.524%, 09/01/34 (b)	106,175	113,178
5.344%, 01/01/36 (b)	269,845	291,027
Fannie Mae Pool 2.475%, 04/01/19	15,200,000	15,551,410
Fannie Mae REMICS (CMO) 0.557%, 09/18/31 (b)	508,312	512,099
1.054%, 04/25/32 (b)	176,499	180,653
2.300%, 05/25/35 (b)	2,156,954	2,216,286
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	211	224
5.500%, 04/01/16	2,596	2,759
5.500%, 09/01/19	396,399	429,684
6.000%, 06/01/14	322	323
6.000%, 03/01/15	132	133
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	243,931	257,045
4.000%, 09/01/30	1,042,744	1,099,103
4.000%, 10/01/30	57,340	60,439
5.500%, 04/01/21	31,063	34,573
5.500%, 12/01/22	1,556	1,709
5.500%, 03/01/23	336,847	369,952
5.500%, 06/01/26	5,551	6,148
5.500%, 08/01/26	2,931	3,244
5.500%, 06/01/27	93,351	103,296
5.500%, 12/01/27	151,248	166,959
5.500%, 01/01/28	90,357	99,758
5.500%, 02/01/28	24,339	26,885
5.500%, 05/01/28	202,519	222,804
5.500%, 06/01/28	311,975	343,863
6.000%, 03/01/21	70,477	78,149
6.000%, 01/01/22	317,790	352,884
6.000%, 10/01/22	1,040,693	1,155,543
6.000%, 12/01/22	62,156	68,937
6.000%, 04/01/23	63,765	70,745
Freddie Mac 30 Yr. Gold Pool 4.000%, 09/01/40	105,092	109,064
4.000%, 11/01/40	1,068,323	1,108,729
4.000%, 12/01/40	413,190	428,751
4.000%, 03/01/44	32,999,100	34,255,351
4.000%, TBA (a)	5,000,000	5,168,945
4.500%, 04/01/34	46,212	49,401
4.500%, 06/01/35	195,977	209,340
4.500%, 07/01/40	122,155	130,553
4.500%, 09/01/41	826,557	881,691
4.500%, 10/01/41	290,970	310,793
4.500%, TBA (a)	35,000,000	37,196,406
5.500%, 03/01/32	50,449	55,583
5.500%, 01/01/33	3,884	4,299
5.500%, 05/01/33	6,554	7,208
5.500%, 08/01/33	5,025	5,567
5.500%, 10/01/33	10,634	11,776
5.500%, 12/01/33	3,228	3,580
5.500%, 01/01/34	4,452	4,930
5.500%, 05/01/34	96,602	107,039

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 09/01/34	41,641	46,158
5.500%, 01/01/35	90,100	99,769
5.500%, 07/01/35	4,523	5,011
5.500%, 10/01/35	121,830	133,734
5.500%, 11/01/35	208,858	229,307
5.500%, 12/01/35	86,643	95,923
5.500%, 01/01/36	186,959	205,227
5.500%, 02/01/36	141,399	156,591
5.500%, 04/01/36	59,164	64,945
5.500%, 06/01/36	4,502,511	4,986,823
5.500%, 07/01/36	116,510	128,113
5.500%, 08/01/36	157,630	173,311
5.500%, 10/01/36	44,643	49,216
5.500%, 12/01/36	1,003,546	1,101,608
5.500%, 02/01/37	92,733	101,901
5.500%, 03/01/37	41,187	45,411
5.500%, 04/01/37	86,784	95,264
5.500%, 06/01/37	135,224	148,829
5.500%, 07/01/37	838,941	921,683
5.500%, 08/01/37	239,440	264,255
5.500%, 09/01/37	117,519	129,003
5.500%, 10/01/37	32,435	35,605
5.500%, 11/01/37	879,107	965,009
5.500%, 12/01/37	48,278	53,087
5.500%, 01/01/38	281,506	309,013
5.500%, 02/01/38	716,073	786,044
5.500%, 03/01/38	285,793	313,719
5.500%, 04/01/38	614,205	674,624
5.500%, 05/01/38	1,256,739	1,379,542
5.500%, 06/01/38	913,603	1,002,876
5.500%, 07/01/38	1,466,437	1,609,811
5.500%, 08/01/38	3,873,727	4,252,248
5.500%, 09/01/38	975,501	1,070,824
5.500%, 10/01/38	27,935,213	30,664,903
5.500%, 11/01/38	11,732,513	12,879,131
5.500%, 12/01/38	12,861	14,118
5.500%, 01/01/39	2,109,115	2,315,220
5.500%, 02/01/39	365,200	400,890
5.500%, 03/01/39	279,873	307,221
5.500%, 06/01/39	10,124,778	11,114,120
5.500%, 09/01/39	165,863	183,537
5.500%, 02/01/40	290,394	318,770
5.500%, 03/01/40	30,737	33,741
5.500%, 05/01/40	8,709	9,560
5.500%, 08/01/40	272,090	298,677
5.500%, 02/01/41	144,326	161,040
Freddie Mac ARM Non-Gold Pool
2.015%, 09/01/35 (b)	466,717	490,777
2.232%, 10/01/34 (b)	96,711	101,158
2.233%, 02/01/35 (b)	81,975	86,264
2.246%, 02/01/35 (b)	88,820	93,703
2.250%, 02/01/35 (b)	121,655	129,830
2.302%, 01/01/35 (b)	96,373	102,014
2.303%, 02/01/35 (b)	93,976	100,281
2.350%, 09/01/35 (b)	834,321	889,284

MIST-268

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.375%, 11/01/31 (b)	34,449	$36,662
2.375%, 11/01/34 (b)	167,743	178,407
2.375%, 01/01/35 (b)	411,674	438,076
2.375%, 02/01/35 (b)	176,638	188,434
2.375%, 06/01/35 (b)	2,069,568	2,187,002
2.375%, 08/01/35 (b)	1,044,820	1,117,860
2.525%, 11/01/34 (b)	191,981	203,946
2.526%, 02/01/35 (b)	106,811	113,233
2.576%, 01/01/29 (b)	610,868	657,023
2.615%, 08/01/32 (b)	192,835	203,956
5.400%, 03/01/35 (b)	138,563	145,948
Freddie Mac REMICS (CMO)
0.405%, 07/15/34 (b)	183,104	183,592
1.875%, 11/15/23 (b)	630,741	657,867
3.500%, 07/15/32	53,606	55,412
3.500%, 01/15/42	21,573,274	19,814,340
6.500%, 01/15/24	41,679	46,495
Freddie Mac Structured Pass-Through Securities (CMO)
1.332%, 10/25/44 (b)	1,569,761	1,582,893
1.332%, 02/25/45 (b)	140,448	142,071
1.532%, 07/25/44 (b)	7,981,091	8,079,841
Ginnie Mae I 30 Yr. Pool
5.000%, 03/15/33	6,223	6,805
5.000%, 10/15/33	15,641	17,257
5.000%, 12/15/33	69,785	77,066
5.000%, 05/15/34	9,927	10,945
5.000%, 07/15/34	15,173	16,729
5.000%, 11/15/35	7,127	7,827
5.000%, 03/15/36	6,023	6,631
5.000%, 03/15/38	518,558	567,230
5.000%, 05/15/38	43,723	47,824
5.000%, 06/15/38	1,046,497	1,144,991
5.000%, 10/15/38	1,961,072	2,147,435
5.000%, 11/15/38	5,328,217	5,828,962
5.000%, 01/15/39	1,183,364	1,293,133
5.000%, 02/15/39	303,668	332,629
5.000%, 03/15/39	5,122,452	5,596,997
5.000%, 04/15/39	11,590,614	12,689,881
5.000%, 05/15/39	7,887,748	8,666,898
5.000%, 06/15/39	3,921,627	4,285,309
5.000%, 07/15/39	5,586,076	6,106,592
5.000%, 08/15/39	905,409	989,537
5.000%, 09/15/39	953,202	1,042,827
5.000%, 10/15/39	1,945,322	2,127,577
5.000%, 05/15/40	101,912	112,075
5.000%, 07/15/40	1,800,536	1,975,096
5.000%, 09/15/40	1,054,902	1,157,637
5.000%, 12/15/40	79,535	87,282
5.000%, 07/15/41	57,050	62,788
7.000%, 10/15/23	10,557	11,545
7.500%, 01/15/26	11,607	12,999
Ginnie Mae II ARM Pool
1.625%, 01/20/23 (b)	27,347	28,424
1.625%, 01/20/26 (b)	15,114	15,566

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
1.625%, 02/20/26 (b)	14,899	15,487
1.625%, 05/20/26 (b)	24,097	25,064
1.625%, 01/20/27 (b)	7,701	8,006
1.625%, 02/20/27 (b)	11,172	11,576
1.625%, 06/20/27 (b)	8,163	8,491
1.625%, 08/20/27 (b)	91,389	94,960
1.625%, 09/20/27 (b)	79,948	83,073
1.625%, 11/20/27 (b)	24,877	25,932
1.625%, 02/20/28 (b)	17,454	18,144
1.625%, 03/20/28 (b)	19,210	19,970
1.625%, 05/20/28 (b)	8,384	8,720
1.625%, 10/20/28 (b)	19,727	20,563
1.625%, 04/20/29 (b)	6,935	7,214
1.625%, 05/20/29 (b)	11,680	12,149
1.625%, 07/20/29 (b)	13,327	13,848
1.625%, 08/20/29 (b)	13,180	13,695
1.625%, 09/20/29 (b)	19,642	20,411
1.625%, 10/20/29 (b)	10,499	10,945
1.625%, 01/20/30 (b)	48,794	50,723
1.625%, 06/20/30 (b)	15,750	16,383
1.625%, 11/20/30 (b)	71,139	74,158
1.625%, 04/20/31 (b)	18,091	18,818
1.625%, 08/20/31 (b)	5,162	5,364
1.625%, 03/20/32 (b)	889	924
1.625%, 04/20/32 (b)	10,744	11,176
1.625%, 05/20/32 (b)	24,117	25,087
1.625%, 07/20/32 (b)	11,836	12,300
1.625%, 03/20/33 (b)	8,235	8,561
1.625%, 09/20/33 (b)	85,986	89,352
2.000%, 02/20/22 (b)	16,350	17,006
2.000%, 04/20/22 (b)	1,791	1,870
2.000%, 04/20/30 (b)	29,731	31,048
2.000%, 05/20/30 (b)	41,132	42,954
2.125%, 04/20/29 (b)	16,249	16,960
2.125%, 10/20/31 (b)	6,503	6,795
2.500%, 11/20/26 (b)	16,384	17,170
2.500%, 10/20/30 (b)	5,015	5,256
Government National Mortgage Association (CMO)
0.455%, 01/16/31 (b)	41,620	41,793
0.655%, 02/16/30 (b)	16,295	16,431

		2,153,031,415

Federal Agencies—5.7%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18	3,300,000	3,232,291
1.000%, 03/08/17	68,400,000	68,567,717
1.000%, 06/29/17	49,900,000	49,718,763
1.000%, 07/28/17	66,800,000	66,499,600
1.000%, 09/29/17	42,600,000	42,257,198
1.250%, 05/12/17	21,400,000	21,565,636
1.250%, 08/01/19	31,100,000	29,916,583
1.250%, 10/02/19	58,400,000	55,935,987
1.750%, 05/30/19	3,700,000	3,666,593
2.375%, 01/13/22	7,100,000	6,954,358

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
3.750%, 03/27/19	10,900,000	$11,889,208
5.500%, 08/23/17	1,600,000	1,828,915
Federal National Mortgage Association
0.875%, 08/28/17	20,500,000	20,276,817
0.875%, 12/20/17	300,000	294,975
0.875%, 02/08/18	23,500,000	23,003,680
0.875%, 05/21/18	4,200,000	4,086,365
1.125%, 04/27/17	38,900,000	39,095,083
1.250%, 01/30/17	7,700,000	7,785,462
1.875%, 09/18/18	4,400,000	4,443,388
5.000%, 02/13/17	8,200,000	9,151,741
5.000%, 05/11/17	9,100,000	10,201,819
5.375%, 06/12/17	9,700,000	10,985,599

		491,357,778

U.S. Treasury—29.6%
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/28	138,102,391	153,013,168
2.000%, 01/15/26	53,735,496	61,187,105
2.375%, 01/15/25	82,762,027	97,458,742
2.375%, 01/15/27	90,811,557	107,803,217
2.500%, 01/15/29	48,585,902	59,001,505
3.625%, 04/15/28	5,784,280	7,863,457
3.875%, 04/15/29	2,560,914	3,615,291
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/17 (c) (d)	12,254,025	12,599,625
0.125%, 04/15/18	910,620	931,536
0.125%, 01/15/22	13,537,147	13,262,180
0.125%, 07/15/22	31,630,877	30,983,424
0.375%, 07/15/23	3,417,102	3,379,726
0.625%, 07/15/21	12,764,079	13,142,011
1.125%, 01/15/21	14,968,660	15,890,161
1.250%, 07/15/20	34,104,228	36,752,626
1.375%, 01/15/20	5,191,584	5,610,560
U.S. Treasury Notes
0.090%, 01/31/16 (b) (d) (e)	258,500,000	258,355,757
0.500%, 07/31/17	28,200,000	27,660,224
0.625%, 10/15/16	36,200,000	36,140,596
0.625%, 11/15/16	46,200,000	46,070,086
0.625%, 12/15/16	58,450,000	58,226,253
0.625%, 02/15/17	37,000,000	36,765,864
0.625%, 05/31/17 (e)	47,740,000	47,188,030
0.625%, 08/31/17	13,300,000	13,074,525
0.750%, 01/15/17	67,100,000	67,000,424
0.750%, 03/15/17	91,000,000	90,658,750
0.875%, 09/15/16 (e)	14,500,000	14,580,431
0.875%, 01/31/17 (e)	55,200,000	55,269,000
0.875%, 02/28/17	58,400,000	58,404,555
0.875%, 04/30/17	71,100,000	70,938,887
1.000%, 03/31/17	21,500,000	21,553,750
1.000%, 05/31/18	44,800,000	43,981,011
1.250%, 11/30/18 (e)	129,400,000	127,135,500
1.375%, 07/31/18	900,000	894,656
1.500%, 07/31/16	10,600,000	10,824,423
1.500%, 08/31/18 (c) (d) (e)	233,200,000	232,762,750

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 01/31/19	234,800,000	232,745,500
1.500%, 02/28/19 (f)	113,900,000	112,761,000
1.625%, 03/31/19	251,600,000	250,322,375
3.000%, 02/28/17	2,500,000	2,652,930
3.125%, 01/31/17	1,200,000	1,277,250
3.250%, 03/31/17	6,900,000	7,379,226

		2,547,118,087

Total U.S. Treasury & Government Agencies (Cost $5,197,525,921)		5,191,507,280

Foreign Government—12.9%

Municipal—0.0%
Autonomous Community of Valencia Spain
3.250%, 07/06/15 (EUR)	300,000	418,668

Provincial—1.5%
Province of Ontario
1.000%, 07/22/16	2,800,000	2,814,588
1.600%, 09/21/16	300,000	305,415
1.650%, 09/27/19	7,000,000	6,783,560
3.000%, 07/16/18	4,300,000	4,516,849
3.150%, 06/02/22 (CAD)	17,100,000	15,649,555
4.000%, 06/02/21 (CAD)	31,100,000	30,370,254
4.200%, 03/08/18 (CAD)	1,100,000	1,083,751
4.200%, 06/02/20 (CAD)	10,800,000	10,707,191
4.300%, 03/08/17 (CAD)	1,000,000	976,527
4.400%, 06/02/19 (CAD)	6,300,000	6,295,840
4.400%, 04/14/20	2,700,000	2,982,142
5.500%, 06/02/18 (CAD)	2,600,000	2,684,479
Province of Quebec
3.500%, 07/29/20	10,600,000	11,142,508
3.500%, 12/01/22 (CAD)	9,000,000	8,360,597
4.250%, 12/01/21 (CAD)	22,200,000	21,877,091
4.500%, 12/01/17 (CAD)	700,000	693,883
4.500%, 12/01/20 (CAD)	2,900,000	2,912,854

		130,157,084

Sovereign—11.4%
Banco Nacional de Desenvolvimento Economico e Social 3.375%, 09/26/16 (144A)	2,600,000	2,648,750
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,920,515
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/17 (BRL)	5,000,000	1,593,215
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	77,900,000	32,479,412
Italy Buoni Poliennali Del Tesoro 2.250%, 05/15/16 (EUR)	16,600,000	23,521,206
2.750%, 12/01/15 (EUR)	14,800,000	21,067,767
3.000%, 04/15/15 (EUR)	2,800,000	3,949,627
3.000%, 06/15/15 (EUR)	44,400,000	62,850,362
3.000%, 11/01/15 (EUR)	4,200,000	5,992,687

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
3.750%, 08/01/15 (EUR)	51,200,000	$73,365,972
3.750%, 08/01/16 (EUR)	184,500,000	270,533,101
4.500%, 07/15/15 (EUR)	69,000,000	99,650,063
4.750%, 09/15/16 (EUR)	3,200,000	4,807,005
Italy Certificati di Credito del Tesoro Zero Coupon, 06/30/15 (EUR)	13,800,000	18,845,023
Zero Coupon, 12/31/15 (EUR)	10,100,000	13,717,290
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,630,028
Spain Government Bonds 3.150%, 01/31/16 (EUR)	6,600,000	9,491,775
3.250%, 04/30/16 (EUR)	8,200,000	11,860,433
3.300%, 07/30/16 (EUR)	136,600,000	198,478,497
3.750%, 10/31/15 (EUR)	33,400,000	48,199,137
4.000%, 07/30/15 (EUR)	51,500,000	74,038,779

		983,640,644

Total Foreign Government (Cost $1,132,442,866)		1,114,216,396

Corporate Bonds & Notes—12.8%

Banks—7.3%
Ally Financial, Inc. 2.750%, 01/30/17	9,000,000	9,090,000
3.125%, 01/15/16	5,000,000	5,106,250
3.635%, 06/20/14 (b)	9,000,000	9,031,500
4.625%, 06/26/15	2,600,000	2,694,250
5.500%, 02/15/17	15,000,000	16,275,000
6.750%, 12/01/14	9,458,000	9,789,030
7.500%, 09/15/20	7,100,000	8,440,125
8.300%, 02/12/15	3,500,000	3,701,250
American Express Bank FSB 6.000%, 09/13/17	31,500,000	36,173,497
American Express Centurion Bank 6.000%, 09/13/17	26,500,000	30,441,292
Banco Santander Brazil S.A. 4.250%, 01/14/16 (144A)	18,200,000	18,859,750
Banco Santander Chile 1.837%, 01/19/16 (144A) (b)	6,900,000	6,831,000
Bank of America Corp. 5.625%, 10/14/16	30,407,000	33,597,941
6.400%, 08/28/17	3,100,000	3,558,726
6.875%, 04/25/18	21,300,000	25,119,303
Bank of America N.A. 0.706%, 11/14/16 (b)	41,700,000	41,765,135
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,679,947
Bank of India
4.750%, 09/30/15	3,100,000	3,217,691
Bank of Montreal
1.950%, 01/30/18 (144A)	3,600,000	3,688,020
2.850%, 06/09/15 (144A)	800,000	823,568
Bank of Nova Scotia
1.650%, 10/29/15 (144A)	4,700,000	4,785,822
1.950%, 01/30/17 (144A)	800,000	819,560

Banks—(Continued)
Barclays Bank plc
5.200%, 07/10/14	900,000	$911,777
10.179%, 06/12/21 (144A)	17,900,000	23,991,907
BBVA Bancomer S.A.
4.500%, 03/10/16 (144A)	3,900,000	4,124,250
6.500%, 03/10/21 (144A)	7,800,000	8,433,750
CIT Group, Inc.
4.750%, 02/15/15 (144A)	2,000,000	2,055,000
5.250%, 04/01/14 (144A)	2,600,000	2,600,000
Citigroup, Inc.
0.516%, 11/05/14 (b)	5,800,000	5,801,560
1.250%, 01/15/16	11,295,000	11,334,747
5.000%, 09/15/14	23,602,000	24,059,053
5.500%, 10/15/14	21,447,000	22,012,214
Credit Agricole S.A.
8.375%, 10/13/19 (144A) (b)	6,900,000	7,831,500
Dexia Credit Local S.A.
0.716%, 04/29/14 (144A) (b)	1,200,000	1,200,384
2.750%, 04/29/14	9,300,000	9,310,881
Export-Import Bank of Korea
4.000%, 01/29/21	2,500,000	2,628,763
5.125%, 06/29/20	2,500,000	2,795,357
JPMorgan Chase & Co.
0.756%, 02/15/17 (b)	55,300,000	55,347,503
3.150%, 07/05/16	4,900,000	5,127,600
3.450%, 03/01/16	5,849,000	6,125,237
3.700%, 01/20/15	15,500,000	15,890,166
JPMorgan Chase Bank N.A.
0.563%, 06/13/16 (b)	5,300,000	5,272,843
6.000%, 10/01/17	23,600,000	26,883,185
LBG Capital No. 2 plc
15.000%, 12/21/19 (GBP)	20,400,000	49,416,331
Lloyds Bank plc
12.000%, 12/16/24 (144A) (b) (g)	5,700,000	7,742,948
National Bank of Canada
2.200%, 10/19/16 (144A)	1,400,000	1,443,448
Royal Bank of Scotland Group plc
6.990%, 10/05/17 (144A) (b)	2,000,000	2,160,000
Santander Issuances S.A. Unipersonal
7.300%, 07/27/19 (GBP) (b)	5,000,000	8,524,722
State Bank of India
4.500%, 07/27/15 (144A)	12,200,000	12,621,559
Turkiye Garanti Bankasi A/S
2.737%, 04/20/16 (144A) (b)	3,000,000	2,925,000
United Overseas Bank, Ltd.
5.375%, 09/03/19 (144A) (b)	470,000	476,379
Wells Fargo & Co.
7.980%, 03/15/18 (b)	20,300,000	23,065,875

		628,602,596

Biotechnology—0.1%
Amgen, Inc.
1.875%, 11/15/14	2,000,000	2,015,666
2.300%, 06/15/16	5,108,000	5,254,354

		7,270,020

MIST-271

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PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	3,300,000	$3,295,875
Rohm & Haas Co.
6.000%, 09/15/17	2,438,000	2,771,214

		6,067,089

Diversified Financial Services—1.5%
Banque PSA Finance S.A.
2.143%, 04/04/14 (144A) (b) (g)	14,900,000	14,900,000
Bear Stearns Cos. LLC (The)
5.300%, 10/30/15	9,000,000	9,614,907
6.400%, 10/02/17	1,400,000	1,615,845
7.250%, 02/01/18	4,200,000	4,999,659
BM&FBovespa S.A.
5.500%, 07/16/20 (144A)	1,000,000	1,062,500
Ford Motor Credit Co. LLC
1.500%, 01/17/17	2,550,000	2,542,409
2.500%, 01/15/16	3,259,000	3,346,335
2.750%, 05/15/15	23,055,000	23,525,091
3.984%, 06/15/16	9,497,000	10,062,822
4.207%, 04/15/16	5,429,000	5,753,670
7.000%, 04/15/15	900,000	957,402
8.000%, 06/01/14	2,500,000	2,530,475
8.000%, 12/15/16	500,000	585,227
8.700%, 10/01/14	500,000	519,658
12.000%, 05/15/15	4,000,000	4,489,696
General Electric Capital Corp.
6.375%, 11/15/67 (b)	5,100,000	5,610,000
GMAC International Finance B.V.
7.500%, 04/21/15 (EUR)	2,800,000	4,084,374
International Lease Finance Corp.
6.750%, 09/01/16 (144A)	5,300,000	5,896,250
Lehman Brothers Holdings, Inc.
6.750%, 12/28/17 (h)	14,800,000	1,480
SLM Corp.
6.250%, 01/25/16	3,200,000	3,440,000
8.450%, 06/15/18	8,300,000	9,773,250
Springleaf Finance Corp.
6.900%, 12/15/17	3,200,000	3,512,000
SteelRiver Transmission Co. LLC
4.710%, 06/30/17 (144A)	6,162,817	6,498,505

		125,321,555

Electric—1.1%
Arizona Public Service Co.
4.650%, 05/15/15	165,000	172,179
Centrais Eletricas Brasileiras S.A.
6.875%, 07/30/19 (144A)	54,400,000	58,752,000
Entergy Corp.
3.625%, 09/15/15	14,300,000	14,801,115
Korea Hydro & Nuclear Power Co., Ltd.
3.125%, 09/16/15 (144A)	11,200,000	11,534,141
Majapahit Holding B.V.
7.250%, 06/28/17	2,040,000	2,297,550
7.750%, 01/20/20	5,000,000	5,737,500

Electric—(Continued)
TECO Finance, Inc.
6.750%, 05/01/15	4,400,000	$4,684,301

		97,978,786

Forest Products & Paper—0.1%
International Paper Co.
5.250%, 04/01/16	6,500,000	7,007,877

Holding Companies-Diversified—0.0%
Noble Group, Ltd.
4.875%, 08/05/15 (144A)	700,000	724,325

Insurance—0.6%
AIG Life Holdings, Inc.
8.125%, 03/15/46 (144A) (g)	24,700,000	32,110,000
American International Group, Inc.
5.050%, 10/01/15	6,300,000	6,695,010
5.450%, 05/18/17	700,000	781,160
6.765%, 11/15/17 (GBP)	2,500,000	4,769,383
CNA Financial Corp.
5.850%, 12/15/14	5,000,000	5,181,955

		49,537,508

Investment Company Security—0.0%
Temasek Financial I, Ltd.
4.300%, 10/25/19 (144A)	2,500,000	2,740,208

Media—0.2%
Pearson Dollar Finance plc
5.700%, 06/01/14 (144A)	13,500,000	13,598,968
Time Warner, Inc.
5.875%, 11/15/16	6,500,000	7,283,952

		20,882,920

Mining—0.0%
AngloGold Ashanti Holdings plc
5.375%, 04/15/20	2,400,000	2,393,158

Oil & Gas—0.8%
Gazprom OAO Via Gaz Capital S.A.
8.125%, 07/31/14	3,600,000	3,663,000
Indian Oil Corp., Ltd.
4.750%, 01/22/15	2,200,000	2,242,854
Novatek Finance, Ltd.
5.326%, 02/03/16 (144A)	3,100,000	3,193,000
Petrobras International Finance Co.
5.375%, 01/27/21	8,200,000	8,292,832
5.750%, 01/20/20	2,700,000	2,818,325
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.500%, 09/30/14	1,400,000	1,428,000
Statoil ASA
0.697%, 11/08/18 (b)	49,900,000	50,194,510

		71,832,521

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
Cameron International Corp.
1.166%, 06/02/14 (b)	9,100,000	$9,112,676

Pipelines—0.2%
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	14,100,000	13,853,250

Real Estate—0.0%
Qatari Diar Finance QSC 3.500%, 07/21/15	1,000,000	1,033,700

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	936,879	1,107,567

Savings & Loans—0.2%
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,590,640

Telecommunications—0.3%
Ooredoo International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	419,936
Verizon Communications, Inc.
1.984%, 09/14/18 (b)	3,700,000	3,885,722
2.500%, 09/15/16	4,500,000	4,659,615
3.000%, 04/01/16	2,000,000	2,085,668
3.650%, 09/14/18	15,100,000	16,074,433
4.500%, 09/15/20	1,400,000	1,520,460

		28,645,834

Transportation—0.1%
Con-way, Inc. 7.250%, 01/15/18	7,000,000	8,162,084

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,658,455
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,420,295

		11,078,750

Total Corporate Bonds & Notes (Cost $1,055,381,602)		1,105,943,064

Mortgage-Backed Securities—4.3%

Collateralized Mortgage Obligations—3.1%
Adjustable Rate Mortgage Trust 2.728%, 11/25/35 (b)	806,544	685,462
Alternative Loan Trust 5.500%, 02/25/36	7,413,150	6,513,750
American Home Mortgage Assets 1.054%, 11/25/46 (b)	4,583,483	2,477,831
American Home Mortgage Investment Trust 2.330%, 02/25/45 (b)	2,032,290	2,045,992
Arran Residential Mortgages Funding plc 1.688%, 05/16/47 (144A) (EUR) (b)	8,913,840	12,431,218

Collateralized Mortgage Obligations—(Continued)
Banc of America Alternative Loan Trust
16.601%, 09/25/35 (b) (i)	8,326,948	$10,245,577
27.783%, 11/25/46 (b) (i)	2,727,245	3,722,610
Banc of America Funding Corp. Trust
2.623%, 05/25/35 (b)	2,452,951	2,517,623
2.683%, 02/20/36 (b)	6,762,175	6,753,932
2.807%, 01/20/47 (b)	366,942	283,996
BCAP LLC Trust
0.324%, 01/25/37 (b)	2,525,154	1,874,967
4.000%, 02/26/37 (144A) (b)	2,740,185	2,759,746
5.250%, 02/26/36 (144A)	8,816,454	8,136,106
5.250%, 08/26/37 (144A)	14,650,041	15,174,835
Bear Stearns Adjustable Rate Mortgage Trust
2.210%, 08/25/35 (b)	34,768	35,317
2.250%, 08/25/35 (b)	1,043,674	1,059,441
2.654%, 10/25/35 (b)	7,420,515	7,313,630
2.667%, 02/25/33 (b)	26,180	24,516
Bear Stearns ALT-A Trust
0.994%, 11/25/34 (b)	899,603	875,799
2.601%, 11/25/36 (b)	3,370,451	2,347,135
2.671%, 11/25/36 (b)	5,660,128	4,186,740
2.674%, 05/25/35 (b)	2,353,020	2,245,054
2.676%, 09/25/35 (b)	1,846,223	1,625,564
Bear Stearns Structured Products, Inc. 2.874%, 12/26/46 (b)	1,303,866	963,805
Bear Stearns Structured Products, Inc. Trust 1.885%, 01/26/36 (b)	1,914,915	1,537,444
CC Mortgage Funding Corp. 0.404%, 08/25/35 (144A) (b)	78,559	71,035
Chase Mortgage Finance Trust
4.948%, 12/25/35 (b)	9,560,996	9,318,510
5.639%, 09/25/36 (b)	6,000,210	5,447,795
Citigroup Mortgage Loan Trust, Inc.
2.200%, 09/25/35 (b)	3,765,633	3,757,153
2.290%, 09/25/35 (b)	1,215,895	1,204,224
2.510%, 10/25/35 (b)	6,591,396	6,512,761
Countrywide Alternative Loan Trust
0.367%, 03/20/46 (b)	269,006	199,124
4.846%, 05/25/35 (b) (j)	4,629,467	605,020
Countrywide Home Loan Mortgage Pass-Through Trust
0.444%, 04/25/35 (b)	138,553	119,068
0.474%, 03/25/35 (b)	1,170,943	1,032,141
0.494%, 06/25/35 (144A) (b)	3,586,509	3,213,232
2.550%, 09/20/36 (b)	5,300,593	3,833,219
Credit Suisse First Boston Mortgage Securities Corp. 0.804%, 03/25/32 (144A) (b)	93,119	87,520
6.000%, 11/25/35	3,213,743	2,692,259
6.500%, 04/25/33	91,920	93,032
Deutsche Alt-A Securities Mortgage Loan Trust 0.344%, 08/25/47 (b)	9,302,398	7,709,381
Downey Savings & Loan Association Mortgage Loan Trust 2.630%, 07/19/44 (b)	917,135	925,328
First Horizon Alternative Mortgage Securities Trust 4.546%, 01/25/36 (b) (j)	57,836,948	7,142,169

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust 2.613%, 08/25/35 (b)	608,439	$573,880
Granite Mortgages plc
0.589%, 09/20/44 (EUR) (b)	310,195	424,989
0.682%, 01/20/44 (EUR) (b)	316,176	433,227
0.900%, 01/20/44 (GBP) (b)	508,590	844,335
0.903%, 09/20/44 (GBP) (b)	2,602,926	4,315,602
GreenPoint MTA Trust 0.374%, 06/25/45 (b)	94,258	83,257
GSR Mortgage Loan Trust
2.585%, 04/25/36 (b)	4,219,824	3,958,553
2.651%, 09/25/35 (b)	98,034	99,001
6.000%, 03/25/32	274	284
HarborView Mortgage Loan Trust
0.346%, 01/19/38 (b)	210,458	176,825
0.376%, 05/19/35 (b)	1,450,392	1,260,037
Holmes Master Issuer plc 1.632%, 10/15/54 (144A) (EUR) (b)	3,441,957	4,754,780
Indymac ARM Trust
1.717%, 01/25/32 (b)	595	573
1.751%, 01/25/32 (b)	34,518	33,100
Indymac Index Mortgage Loan Trust 2.518%, 12/25/34 (b)	237,973	221,169
JP Morgan Mortgage Trust
2.663%, 07/25/35 (b)	4,441,208	4,510,952
3.319%, 02/25/35 (b)	334,243	344,253
5.219%, 07/25/35 (b)	5,561,982	5,712,806
5.750%, 01/25/36	641,154	596,157
MASTR Alternative Loan Trust 0.554%, 03/25/36 (b)	824,751	229,333
Merrill Lynch Mortgage Investors Trust 2.380%, 10/25/35 (b)	795,864	807,774
Merrill Lynch Mortgage Investors, Inc.
0.364%, 02/25/36 (b)	1,519,034	1,377,166
0.534%, 08/25/35 (b)	8,700,000	7,678,759
MLCC Mortgage Investors, Inc.
0.404%, 11/25/35 (b)	158,283	148,484
1.154%, 10/25/35 (b)	294,338	277,539
2.135%, 11/25/35 (b)	3,051,810	3,054,993
Morgan Stanley Mortgage Loan Trust 5.500%, 08/25/35	2,445,735	2,490,570
Nomura Asset Acceptance Corp. 4.976%, 05/25/35	3,465,256	3,276,240
RALI Series Trust 6.000%, 12/25/35	14,926,255	13,016,187
RBSSP Resecuritization Trust 0.396%, 06/27/36 (144A) (b)	8,300,000	6,927,462
Residential Accredit Loans, Inc.
0.334%, 06/25/46 (b)	2,006,407	887,839
0.554%, 03/25/33 (b)	303,940	300,064
0.594%, 06/25/34 (b)	2,719,406	2,673,321
6.000%, 06/25/36	2,510,849	2,014,829
Residential Asset Securitization Trust
0.554%, 05/25/33 (b)	190,084	188,185
0.554%, 01/25/46 (b)	1,804,868	986,391
Residential Funding Mortgage Securities I 0.504%, 06/25/18 (b)	5,612	5,445

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 0.507%, 07/20/33 (b)	410,217	410,678
Structured Adjustable Rate Mortgage Loan Trust
2.416%, 04/25/35 (b)	11,683,170	11,361,695
2.468%, 01/25/35 (b)	3,515,157	3,257,359
2.508%, 08/25/35 (b)	253,311	234,369
Structured Asset Mortgage Investments II Trust 0.406%, 07/19/35 (b)	210,366	192,130
Structured Asset Mortgage Investments, Inc.
0.384%, 05/25/45 (b)	1,433,791	1,270,894
0.406%, 07/19/35 (b)	1,455,835	1,424,944
Structured Asset Securities Corp. 2.646%, 10/28/35 (144A) (b)	48,515	45,749
WaMu Mortgage Pass-Through Certificates Trust
1.532%, 06/25/42 (b)	225,076	211,222
1.532%, 08/25/42 (b)	112,091	105,763
2.034%, 02/27/34 (b)	293,310	290,739
Wells Fargo Mortgage Backed Securities Trust 2.490%, 09/25/33 (b)	1,038,508	1,053,991
2.615%, 03/25/36 (b)	20,547,565	20,100,296
2.624%, 04/25/36 (b)	2,093,857	2,026,052
5.568%, 04/25/36 (b)	956,457	319,896

		268,791,199

Commercial Mortgage-Backed Securities—1.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.451%, 01/15/49	8,400,000	9,051,445
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	389,796	422,885
5.700%, 06/11/50	5,300,000	5,947,920
Commercial Mortgage Pass-Through Certificates 5.383%, 02/15/40	842,603	908,106
Credit Suisse Commercial Mortgage Trust 5.297%, 12/15/39	4,548,838	4,892,212
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	20,712,443	22,451,977
Greenwich Capital Commercial Funding Corp.
4.799%, 08/10/42 (b)	100,000	101,673
5.444%, 03/10/39	7,700,000	8,435,650
JP Morgan Chase Commercial Mortgage Securities Trust 5.420%, 01/15/49	400,000	438,689
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	11,474,993	12,965,102
Merrill Lynch Floating Trust 0.692%, 07/09/21 (144A) (b)	7,802,149	7,793,091
ML-CFC Commercial Mortgage Trust
5.485%, 03/12/51 (b)	2,200,000	2,422,438
5.895%, 08/12/49 (b)	7,400,000	8,265,312
Morgan Stanley Re-REMIC Trust 5.819%, 08/12/45 (144A) (b)	788,118	872,642
Silenus European Loan Conduit, Ltd. 0.438%, 05/15/19 (EUR) (b)	293,488	398,259

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.724%, 06/15/49 (b)	16,700,000	$18,408,427

		103,775,828

Total Mortgage-Backed Securities (Cost $355,855,344)		372,567,027

Municipals—3.7%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	9,890,805
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	14,026,168
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	3,500,000	2,817,920
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	2,897,125
California State General Obligation Unlimited, Build America Bonds
7.550%, 04/01/39	2,900,000	4,029,492
7.625%, 03/01/40	16,600,000	23,171,442
7.950%, 03/01/36	5,700,000	6,707,931
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	3,864,243
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,349,168
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	8,602,776
Chicago Transit Authority Transfer Tax Receipts Revenue
6.300%, 12/01/21	400,000	445,988
6.899%, 12/01/40	14,500,000	17,146,685
Clark County NV, Airport Revenue 6.820%, 07/01/45	4,800,000	6,320,016
Clark County NV, Refunding 4.750%, 06/01/30	5,500,000	5,706,745
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	17,000,000	18,297,100
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	27,089,846
Kansas Development Finance Authority 5.000%, 11/15/29	6,300,000	6,874,056
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,607,188

Los Angeles Department of Water & Power Revenue, Build America Bonds 5.000%, 07/01/44	2,900,000	2,990,799
6.166%, 07/01/40	60,200,000	65,151,450
Los Angeles, California Unified School District, Build America Bonds 4.500%, 07/01/25	5,000,000	5,421,850
4.500%, 01/01/28	3,700,000	3,969,767
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	1,100,000	1,422,894
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	242,754
New York State Dormitory Authority, State Personal Income Tax Revenue 5.000%, 03/15/31	1,500,000	1,645,125
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	36,858,957
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,104,010
Port Authority of New York & New Jersey, One Hundred Sixtieth 5.647%, 11/01/40	3,000,000	3,451,350
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	1,975,446
State of California General Obligation Unlimited, Build America Bonds 6.548%, 05/15/48	3,400,000	4,197,436
7.500%, 04/01/34	2,900,000	3,911,520
7.600%, 11/01/40	1,900,000	2,673,851
7.700%, 11/01/30	100,000	119,544
State of Georgia 6.655%, 04/01/57	1,300,000	1,444,755
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,627,727
State of Wisconsin, General Fund Annual Appropriation Revenue 5.050%, 05/01/18	2,900,000	3,183,533
Tobacco Settlement Financing Authority 7.467%, 06/01/47	7,450,000	5,909,415
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	500,000	376,220

Total Municipals (Cost $280,015,374)		314,523,097

Asset-Backed Securities—2.6%

Asset-Backed - Home Equity—0.8%
Asset Backed Funding Certificates 0.854%, 06/25/34 (b)	2,946,567	2,738,913

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Asset Backed Securities Corp. Home Equity Loan Trust 0.234%, 05/25/37 (b)	37,506	$23,633
Bear Stearns Asset Backed Securities Trust 0.404%, 04/25/37 (b)	15,761,000	8,690,221
0.954%, 10/27/32 (b)	19,042	18,067
1.154%, 10/25/37 (b)	5,753,947	5,325,905
Citigroup Mortgage Loan Trust, Inc. 0.214%, 07/25/45 (b)	685,608	528,148
0.394%, 10/25/36 (b)	14,700,000	13,645,304
Countrywide Asset-Backed Certificates 0.504%, 04/25/36 (b)	14,074,067	13,787,857
First Franklin Mortgage Loan Trust 0.514%, 10/25/35 (b)	13,333,267	12,012,233
HSI Asset Securitization Corp. Trust 0.324%, 12/25/36 (b)	4,279,333	1,946,258
Merrill Lynch Mortgage Investors, Inc. 0.654%, 06/25/36 (b)	3,427,729	3,116,663
Morgan Stanley ABS Capital I 0.214%, 05/25/37 (b)	332,072	202,259
Morgan Stanley Home Equity Loan Trust 0.324%, 04/25/37 (b)	6,796,700	3,979,013
Option One Mortgage Loan Trust 0.794%, 08/25/33 (b)	22,334	20,875
Renaissance Home Equity Loan Trust 1.034%, 08/25/33 (b)	182,652	171,186
Soundview Home Loan Trust 0.234%, 06/25/37 (b)	26,513	15,347

		66,221,882

Asset-Backed - Other—1.7%
BlackRock Senior Income Corp. 0.477%, 04/20/19 (144A) (b)	5,751,964	5,669,826
Carrington Mortgage Loan Trust 0.474%, 10/25/35 (b)	252,419	250,975
Conseco Financial Corp. 6.220%, 03/01/30	71,053	75,583
Countrywide Asset-Backed Certificates 0.334%, 06/25/36 (b)	7,178,059	6,836,426
0.824%, 01/25/35 (b)	9,895,078	9,528,049
5.357%, 10/25/46 (b)	2,693,014	2,298,641
First Franklin Mortgage Loan Trust 0.294%, 12/25/36 (b)	9,725,979	5,681,003
1.579%, 10/25/34 (b)	5,362,296	3,983,607
Galaxy CLO, Ltd. 0.479%, 04/25/19 (144A) (b)	5,379,378	5,338,915
Hillmark Funding 0.484%, 05/21/21 (144A) (b)	28,473,913	27,725,505
Home Equity Loan Trust 0.384%, 04/25/37 (b)	15,900,000	9,403,530
Lehman XS Trust 0.554%, 10/25/35 (b)	8,158,839	7,902,668
Mid-State Trust 7.791%, 03/15/38	149,580	155,677

Asset-Backed - Other—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust 1.114%, 06/25/35 (b)	7,600,000	7,178,474
Mountain View Funding CLO 0.499%, 04/15/19 (144A) (b)	4,382,216	4,347,551
MSIM Peconic Bay, Ltd. 0.517%, 07/20/19 (144A) (b)	2,087,344	2,083,598
Octagon Investment Partners V, Ltd. 0.533%, 11/28/18 (144A) (b)	2,294,015	2,276,198
Pacifica CDO, Ltd. 0.499%, 01/26/20 (144A) (b)	3,450,186	3,435,129
Penta CLO S.A. 0.551%, 06/04/24 (EUR) (b)	2,808,091	3,790,314
Popular ABS Mortgage Pass-Through Trust 0.244%, 06/25/47 (b)	775,008	718,183
Securitized Asset Backed Receivables LLC Trust 0.404%, 05/25/36 (b)	12,004,042	6,752,154
Small Business Administration Participation Certificates 5.500%, 10/01/18	17,258	18,242
6.220%, 12/01/28	6,165,230	7,059,678
Specialty Underwriting & Residential Finance Trust 0.424%, 04/25/37 (b)	6,400,000	3,384,902
Structured Asset Investment Loan Trust 0.644%, 08/25/35 (b)	8,760,000	7,653,814
Structured Asset Securities Corp. Mortgage Loan Trust 0.314%, 03/25/36 (b)	7,549,164	7,181,210
Tobacco Settlement Financing Corp. 6.250%, 06/01/42	1,300,000	1,300,026
United States Small Business Administration 5.471%, 03/10/18	1,079,503	1,166,544
Wood Street CLO B.V. 0.544%, 11/22/21 (EUR) (b)	5,473,289	7,447,491

		150,643,913

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 0.369%, 01/25/19 (b)	3,107,203	3,098,304
0.689%, 01/25/17 (b)	805,900	806,799
2.805%, 12/16/19 (144A) (b)	2,040,774	2,082,732

		5,987,835

Total Asset-Backed Securities (Cost $210,623,057)		222,853,630

Convertible Preferred Stock—0.5%

Banks—0.5%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $25,992,733)	36,950	43,342,350

MIST-276

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Preferred Stock—0.4%

Security Description	Principal Amount*	Value

Banks—0.4%
GMAC Capital Trust I, 8.125% (b) (Cost $28,270,000)	1,130,800	$30,870,840

Short-Term Investments—9.5%

Certificate of Deposit—0.1%
Credit Suisse International 0.465%, 03/17/15	5,500,000	5,500,000

U.S. Treasury—0.0%
U.S. Treasury Bill 0.059%, 04/17/14 (e) (k)	680,000	679,982

Commercial Paper—0.1%
Itau Unibanco S.A. New York 1.419%, 10/31/14 (k)	8,900,000	8,827,296

Repurchase Agreements—9.3%
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/14 at 0.050% to be repurchased at $93,300,130 on 04/01/14, collateralized by $87,209,000 U.S. Treasury Note at 3.625% due 02/15/21 with a value of $94,866,997.	93,300,000	93,300,000
Credit Suisse Securities (USA) LLC
Repurchase Agreement dated 03/31/14 at 0.070% to be repurchased at $410,600,798 on 04/01/14, collateralized by $420,943,000 U.S. Treasury Note at 0.250% due 05/15/16 with a value of $418,741,468.	410,600,000	410,600,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $3,696,000 on 04/01/14, collateralized by $3,365,000 Federal Farm Credit Bank at 4.875% due 01/17/17 with a value of $3,770,620.	3,696,000	3,696,000
JPMorgan Securities, Inc.
Repurchase Agreement dated 03/31/14 at 0.080% to be repurchased at $290,500,646 on 04/01/14, collateralized by $300,958,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $295,691,235.	290,500,000	290,500,000

		798,096,000

Total Short-Term Investments (Cost $813,103,278)		813,103,278

Total Investments—107.0% (Cost $9,099,210,175) (l)		9,208,926,962
Other assets and liabilities (net)—(7.0)%		(599,521,305)

Net Assets—100.0%		$8,609,405,657

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $11,714,451.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2014, the market value of securities pledged was $32,979,637.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2014, the market value of securities pledged was $6,224,601.
(f)	All or a portion of this security has been purchased in a Treasury Roll Transaction.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $54,752,948, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(i)	Illiquid security. As of March 31, 2014, these securities represent 0.2% of net assets.
(j)	Interest only security.
(k)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(l)	As of March 31, 2014, the aggregate cost of investments was $9,099,210,175. The aggregate unrealized appreciation and depreciation of investments were $214,105,216 and $(104,388,429), respectively, resulting in net unrealized appreciation of $109,716,787.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $421,689,553, which is 4.9% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-277

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AIG Life Holdings, Inc.	07/06/10	$24,700,000	$22,485,969	$32,110,000
Banque PSA Finance S.A.	03/28/11	14,900,000	14,900,000	14,900,000
Lloyds Bank plc	12/16/09	5,700,000	5,700,000	7,742,948

				$54,752,948

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	81,392,571	UBS AG	04/02/14	$34,313,900	$1,557,661
BRL	81,392,571	UBS AG	04/02/14	34,313,900	1,557,661
DKK	22,080,000	BNP Paribas S.A.	05/13/14	4,020,373	55,058
EUR	1,137,000	Citibank N.A.	04/02/14	1,564,592	1,796
EUR	1,557,000	Credit Suisse International	04/02/14	2,165,329	(20,329)
EUR	540,371,863	Credit Suisse International	04/02/14	745,064,724	(621,663)
EUR	169,143,137	Deutsche Bank AG	04/02/14	233,079,244	(59,274)
EUR	950,000	UBS AG	04/02/14	1,319,349	(10,582)
GBP	41,545,000	Credit Suisse International	04/02/14	68,632,340	629,413
JPY	115,900,000	Citibank N.A.	05/13/14	1,137,473	(14,326)
MXN	169,932,350	Deutsche Bank AG	05/14/14	12,700,001	274,047
MXN	235,576,000	Societe Generale Paris	05/14/14	17,600,000	385,830

Contracts to Deliver
BRL	81,392,571	UBS AG	04/02/14	33,416,501	(2,455,060)
BRL	81,392,571	UBS AG	05/05/14	34,051,195	(1,513,706)
CAD	109,902,000	Citibank N.A.	06/19/14	99,008,135	(221,518)
EUR	200,000	BNP Paribas S.A.	04/01/14	252,678	(22,852)
EUR	1,000,000	Citibank N.A.	04/01/14	1,267,350	(110,300)
EUR	315,840,000	Barclays Bank plc	04/02/14	437,881,523	2,764,685
EUR	164,496,000	Barclays Bank plc	04/02/14	226,427,922	(189,921)
EUR	154,836,000	Barclays Bank plc	04/02/14	212,419,508	(890,240)
EUR	77,987,000	Goldman Sachs & Co.	04/02/14	108,300,547	861,790
EUR	2,460,000	Citibank N.A.	05/02/14	3,378,635	(10,161)
EUR	481,000	Citibank N.A.	05/02/14	662,970	364
EUR	540,371,863	Credit Suisse International	05/02/14	745,022,575	628,147
EUR	169,143,137	Deutsche Bank AG	05/02/14	233,066,558	61,811
EUR	300,000	BNP Paribas S.A.	06/02/14	379,359	(33,891)
EUR	1,600,000	Credit Suisse International	06/02/14	2,028,800	(175,199)
EUR	200,000	BNP Paribas S.A.	07/01/14	253,000	(22,496)
EUR	200,000	BNP Paribas S.A.	08/01/14	253,120	(22,375)
GBP	11,690,000	Barclays Bank plc	04/02/14	19,415,255	(73,730)
GBP	29,855,000	Goldman Sachs & Co.	04/02/14	49,673,137	(99,630)
GBP	41,545,000	Credit Suisse International	05/02/14	68,617,259	(628,705)
JPY	8,153,600,000	Citibank N.A.	05/13/14	79,956,068	942,340
JPY	52,700,000	JPMorgan Chase Bank N.A.	05/13/14	520,818	10,121

Net Unrealized Appreciation					$2,534,766

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
3-Month Euribor	12/14/15	244	EUR	60,709,432	$(3,074)
3-Month Euribor	03/16/15	244	EUR	60,780,294	33,760
3-Month Euribor	06/15/15	244	EUR	60,738,057	58,334
3-Month Euribor	09/14/15	244	EUR	60,686,907	82,580

MIST-278

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/15/14	2,662	USD	663,218,111	$152,289
90 Day EuroDollar Futures	03/16/15	192	USD	47,733,924	54,876
90 Day EuroDollar Futures	06/15/15	9,296	USD	2,310,509,590	(1,499,390)
90 Day EuroDollar Futures	09/14/15	8,649	USD	2,142,889,667	224,421
90 Day EuroDollar Futures	12/14/15	13,801	USD	3,416,850,125	(6,450,513)
90 Day EuroDollar Futures	03/14/16	4,331	USD	1,069,569,185	(2,519,060)
90 Day EuroDollar Futures	06/13/16	978	USD	240,887,512	(678,487)
90 Day EuroDollar Futures	09/19/16	487	USD	119,720,861	(466,736)
U.S. Treasury Note 10 Year Futures	06/19/14	216	USD	26,770,524	(94,524)
U.S. Treasury Note 5 Year Futures	06/30/14	8,579	USD	1,028,281,042	(7,782,182)

Net Unrealized Depreciation					$(18,887,706)

Written Options

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	$(5,800,000)	$(43,500)	$(693)	$42,807
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(1,957)	135,123
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(5,168)	340,872
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(3,382)	222,368
Floor - OTC CPURNSA Index	218.011	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(4,043)	172,357

Totals						$(928,770)	$(15,243)	$913,527

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year Interest Rate Swap	1.400%	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	05/06/14	$(49,400,000)	$(127,205)	$(1,136)	$126,069
Call - OTC - 5-Year Interest Rate Swap	1.400%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	05/06/14	(64,700,000)	(158,515)	(1,488)	157,027
Call - OTC - 5-Year Interest Rate Swap	1.490%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	04/28/14	(83,700,000)	(150,660)	(5,189)	145,471
Call - OTC - 5-Year Interest Rate Swap	1.500%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	05/19/14	(52,000,000)	(67,600)	(11,752)	55,848
Call - OTC - 5-Year Interest Rate Swap	1.600%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	04/28/14	(57,000,000)	(85,500)	(20,349)	65,151
Call - OTC - 5-Year Interest Rate Swap	1.550%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	07/28/14	(68,900,000)	(177,417)	(67,935)	109,482
Call - OTC - 5-Year Interest Rate Swap	1.550%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	07/28/14	(88,500,000)	(212,400)	(87,261)	125,139
Put - OTC - 5-Year Interest Rate Swap	2.000%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Pay	04/28/14	(57,000,000)	(430,350)	(94,449)	335,901
Call - OTC - 5-Year Interest Rate Swap	1.560%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	09/02/14	(90,700,000)	(163,260)	(117,094)	46,166
Call - OTC - 10-Year Interest Rate Swap	2.640%	Deutsche Bank AG	3-Month USD-LIBOR	Receive	06/11/14	(67,400,000)	(235,900)	(133,924)	101,976
Put - OTC - 5-Year Interest Rate Swap	1.900%	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	05/06/14	(49,400,000)	(420,147)	(196,563)	223,584

MIST-279

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10-Year Interest Rate Swap	2.750%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Receive	06/16/14	$(52,000,000)	$(312,000)	$(225,680)	$86,320
Put - OTC - 5-Year Interest Rate Swap	2.400%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Pay	07/28/14	(108,600,000)	(682,053)	(336,660)	345,393
Put - OTC - 10-Year Interest Rate Swap	3.050%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Pay	06/16/14	(52,000,000)	(647,400)	(356,772)	290,628
Put - OTC - 5-Year Interest Rate Swap	1.800%	Morgan Stanley Capital Services, LLC	3-Month USD-LIBOR	Pay	05/19/14	(52,000,000)	(328,900)	(404,144)	(75,244)
Put - OTC - 10-Year Interest Rate Swap	3.040%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	06/11/14	(67,400,000)	(438,100)	(448,614)	(10,514)
Put - OTC - 5-Year Interest Rate Swap	1.860%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	09/02/14	(90,700,000)	(1,333,290)	(1,451,291)	(118,001)

Totals							$(5,970,697)	$(3,960,301)	$2,010,396

Credit Default Swaptions	Exercise Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Credit Default Swap	0.900%	Citibank N.A.	Markit CDX North America Investment Grade, Series 21	Buy	06/18/14	$(5,800,000)	$(6,815)	$(3,254)	$3,561
Call - OTC - 5-Year Credit Default Swap	0.600%	BNP Paribas S.A.	Markit CDX North America Investment Grade, Series 21	Sell	04/16/14	(16,500,000)	(8,250)	(10,453)	(2,203)
Put - OTC - 5-Year Credit Default Swap	0.900%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade, Series 21	Buy	06/18/14	(19,600,000)	(24,093)	(10,995)	13,098
Call - OTC - 5-Year Credit Default Swap	0.600%	Citibank N.A.	Markit CDX North America Investment Grade, Series 21	Sell	04/16/14	(20,300,000)	(10,658)	(12,860)	(2,202)

Totals							$(49,816)	$(37,562)	$12,254

Options on Exchange-Traded Futures Contracts	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	$125.0	05/23/14	(233)	$(178,049)	$(76,453)	101,596
Put - U.S. Treasury Note 10 Year Futures	122.0	05/23/14	(233)	(207,174)	(91,015)	116,159

				$(385,223)	$(167,468)	$217,755

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL CDI	10.630%	01/02/17	Goldman Sachs Bank USA	BRL	3,600,000	$(42,443)	$6,494	$(48,937)
Pay	1-Year BRL CDI	9.095%	01/02/17	Goldman Sachs Bank USA	BRL	5,400,000	(147,878)	—	(147,878)
Pay	1-Year BRL CDI	8.640%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	4,900,000	(145,562)	(5,659)	(139,903)
Pay	1-Year BRL CDI	8.900%	01/02/17	UBS AG	BRL	12,700,000	(366,453)	(1,109)	(365,344)
Pay	MXN TIIE	5.600%	09/06/16	Barclays Bank plc	MXN	313,000,000	637,532	145,041	492,491
Pay	MXN TIIE	5.600%	09/06/16	Morgan Stanley Capital Services, LLC	MXN	37,200,000	75,771	7,444	68,327
Pay	MXN TIIE	5.500%	09/13/17	Barclays Bank plc	MXN	296,000,000	464,717	(179,911)	644,628
Pay	MXN TIIE	5.000%	09/13/17	Barclays Bank plc	MXN	4,900,000	1,609	(2,831)	4,440
Pay	MXN TIIE	5.500%	09/13/17	Morgan Stanley Capital Services, LLC	MXN	136,000,000	213,519	(63,908)	277,427
Pay	MXN TIIE	5.500%	06/11/18	Barclays Bank plc	MXN	5,700,000	5,592	(1,268)	6,860

MIST-280

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	MXN TIIE	5.250%	06/11/18	Barclays Bank plc	MXN	7,400,000	$1,792	$(4,794)	$6,586
Pay	MXN TIIE	5.500%	06/11/18	Goldman Sachs Bank USA	MXN	25,200,000	24,724	(4,151)	28,875
Pay	MXN TIIE	5.250%	06/11/18	Goldman Sachs Bank USA	MXN	13,500,000	3,270	(8,510)	11,780
Pay	MXN TIIE	5.500%	06/11/18	JPMorgan Chase Bank N.A.	MXN	3,000,000	2,943	(185)	3,128
Pay	MXN TIIE	5.250%	06/11/18	JPMorgan Chase Bank N.A.	MXN	5,900,000	1,429	(2,042)	3,471
Pay	MXN TIIE	5.000%	06/11/18	JPMorgan Chase Bank N.A.	MXN	140,000,000	(69,531)	(211,683)	142,152
Pay	MXN TIIE	5.500%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	16,600,000	16,287	(3,381)	19,668
Pay	MXN TIIE	5.250%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	9,000,000	2,180	(4,910)	7,090
Pay	MXN TIIE	5.000%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	264,000,000	(131,115)	(428,178)	297,063
Pay	MXN TIIE	5.700%	01/18/19	Deutsche Bank AG	MXN	38,000,000	34,436	(15,644)	50,080
Pay	MXN TIIE	5.700%	01/18/19	Goldman Sachs Bank USA	MXN	39,000,000	35,342	(11,158)	46,500
Pay	MXN TIIE	5.700%	01/18/19	JPMorgan Chase Bank N.A.	MXN	39,000,000	35,342	(13,119)	48,461
Pay	MXN TIIE	5.700%	01/18/19	Societe Generale Paris	MXN	116,000,000	105,120	(19,336)	124,456
Pay	MXN TIIE	6.350%	06/02/21	Morgan Stanley Capital Services, LLC	MXN	30,900,000	25,448	7,317	18,131
Pay	MXN TIIE	5.500%	09/02/22	Morgan Stanley Capital Services, LLC	MXN	700,000	(3,195)	(1,068)	(2,127)
Pay	MXN TIIE	5.750%	06/05/23	BNP Paribas S.A.	MXN	100,000	(408)	(128)	(280)
Pay	MXN TIIE	5.750%	06/05/23	Barclays Bank plc	MXN	100,000	(408)	(287)	(121)
Pay	MXN TIIE	6.000%	06/05/23	Barclays Bank plc	MXN	200,000	(540)	(348)	(192)
Pay	MXN TIIE	5.750%	06/05/23	Deutsche Bank AG	MXN	200,000	(815)	(337)	(478)
Pay	MXN TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	(815)	(486)	(329)
Pay	MXN TIIE	6.000%	06/05/23	JPMorgan Chase Bank N.A.	MXN	300,000	(810)	(1,099)	289

Totals							$777,080	$(819,234)	$1,596,314

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/16	USD	1,203,500,000	$690,647
Pay	3-Month USD-LIBOR	1.500%	12/16/16	USD	142,900,000	(289,066)
Pay	3-Month USD-LIBOR	3.000%	09/21/17	USD	1,639,400,000	(2,670,841)
Receive	3-Month USD-LIBOR	4.250%	06/15/41	USD	335,900,000	54,597,695
Receive	3-Month USD-LIBOR	2.750%	06/19/43	USD	167,400,000	15,801,736
Receive	3-Month USD-LIBOR	3.500%	12/18/43	USD	24,100,000	(703,943)
Receive	6-Month JPY-LIBOR	1.000%	09/18/23	JPY	489,000,000	18,578
Pay	Federal Funds Effective Rate	1.000%	10/15/17	USD	417,900,000	(5,013,172)

Total						$62,431,634

Centrally Cleared Credit Default Swap Agreements—Sell Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit CDX North America Investment Grade, Series 22	1.000%	06/20/19	0.693%	USD	55,000,000	$48,972

MIST-281

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/15	Goldman Sachs International	0.098%	USD	3,100,000	$27,407	$(54,777)	$82,184
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Citibank N.A.	0.383%	USD	11,700,000	88,918	(327,293)	416,211
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Deutsche Bank AG	0.383%	USD	6,100,000	46,359	(66,949)	113,308
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	JPMorgan Chase Bank N.A.	0.383%	USD	12,700,000	96,518	(139,386)	235,904
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	Citibank N.A.	0.514%	USD	1,200,000	8,638	(18,832)	27,470
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	JPMorgan Chase Bank N.A.	0.514%	USD	4,100,000	29,514	(41,229)	70,743
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/21/15	UBS AG	0.514%	USD	1,600,000	11,518	(15,139)	26,657
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.607%	USD	37,100,000	252,418	(214,047)	466,465
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/16	Deutsche Bank AG	0.730%	USD	3,500,000	21,043	(11,731)	32,774
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/19	Citibank N.A.	1.628%	USD	2,300,000	(67,965)	(97,347)	29,382
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/19	Deutsche Bank AG	1.628%	USD	1,100,000	(32,505)	(47,059)	14,554
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/15	Deutsche Bank AG	0.150%	USD	2,000,000	16,654	11,410	5,244
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/16	Barclays Bank plc	0.431%	USD	3,500,000	54,161	62,970	(8,809)
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/16	Barclays Bank plc	0.431%	USD	3,300,000	51,066	68,668	(17,602)
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/16	Deutsche Bank AG	0.431%	USD	3,100,000	47,971	60,395	(12,424)
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/16	Deutsche Bank AG	0.431%	USD	3,100,000	47,971	61,254	(13,283)

MIST-282

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/18	Barclays Bank plc	0.821%	USD	800,000	$6,550	$7,830	$(1,280)
China Government International Bond 4.250%, due 10/28/2014	1.000%	12/20/18	Citibank N.A.	0.821%	USD	2,200,000	18,011	20,448	(2,437)
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	09/20/15	Deutsche Bank AG	0.302%	USD	3,500,000	36,217	43,236	(7,019)
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.322%	USD	6,500,000	76,333	(127,348)	203,681
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Citibank N.A.	0.219%	USD	3,100,000	23,715	(71,176)	94,891
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Deutsche Bank AG	0.219%	USD	1,400,000	10,710	(32,144)	42,854
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	Citibank N.A.	0.278%	USD	1,900,000	20,358	(28,651)	49,009
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	UBS AG	0.278%	USD	600,000	6,429	(8,488)	14,917
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Barclays Bank plc	0.331%	USD	10,800,000	143,186	(82,990)	226,176
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	03/20/16	Citibank N.A.	0.331%	USD	6,900,000	91,480	(125,166)	216,646
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Deutsche Bank AG	0.331%	USD	19,600,000	259,857	(143,793)	403,650
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	06/20/16	Citibank N.A.	0.349%	USD	10,000,000	145,320	(21,564)	166,884
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Goldman Sachs International	0.393%	USD	4,600,000	69,250	(21,933)	91,183
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.393%	USD	2,000,000	30,109	11,531	18,578
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.393%	USD	9,400,000	141,511	(40,540)	182,051
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	UBS AG Stamford	0.393%	USD	4,100,000	61,723	(17,990)	79,713
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	12/20/16	Citibank N.A.	0.428%	USD	5,000,000	77,837	65,986	11,851
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.428%	USD	1,200,000	18,681	16,197	2,484
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/17	Goldman Sachs International	0.482%	USD	2,900,000	48,079	(12,796)	60,875

MIST-283

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	12/20/18	Citibank N.A.	0.787%	USD	700,000	$6,832	$(1,033)	$7,865
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	12/20/18	Goldman Sachs International	0.787%	USD	2,800,000	27,329	(6,879)	34,208
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	12/20/18	JPMorgan Chase Bank N.A.	0.787%	USD	700,000	6,832	(1,118)	7,950
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	09/20/15	Citibank N.A.	0.430%	USD	1,400,000	11,824	(31,728)	43,552
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Bank plc	0.625%	USD	5,600,000	46,655	(89,360)	136,015
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Bank plc	0.625%	USD	5,000,000	41,656	(78,629)	120,285
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	0.625%	USD	4,200,000	34,991	(77,852)	112,843
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	0.625%	USD	1,700,000	14,163	(32,306)	46,469
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.740%	USD	5,900,000	37,753	(87,543)	125,296
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	UBS AG	0.740%	USD	2,600,000	16,637	(41,034)	57,671
Russian Federation 7.500%, due 3/31/2030	1.000%	03/20/19	BNP Paribas S.A.	2.107%	USD	10,900,000	(556,048)	(787,250)	231,202
Russian Federation 7.500%, due 3/31/2030	1.000%	03/20/19	Barclays Bank plc	2.107%	USD	9,200,000	(469,325)	(664,468)	195,143
Russian Federation 7.500%, due 3/31/2030	1.000%	03/20/19	Citibank N.A.	2.107%	USD	6,700,000	(341,791)	(511,648)	169,857
Russian Federation 7.500%, due 3/31/2030	1.000%	03/20/19	Deutsche Bank AG	2.107%	USD	2,600,000	(132,635)	(195,608)	62,973
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	09/21/15	UBS AG	0.131%	EUR	31,800,000	77,782	(477,132)	554,914
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	03/20/16	BNP Paribas S.A.	0.136%	EUR	21,500,000	67,230	(303,267)	370,497

Totals							$874,927	$(4,725,298)	$5,600,225

MIST-284

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

OTC Credit Default Swaps on credit indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.117%	USD	1,928,998	$30,985	$—	$30,985
Markit CMBX North America AAA, Series 4	0.350%	02/17/51	Deutsche Bank AG	0.000%	USD	1,475,602	(14,940)	(39,671)	24,731
Markit CMBX North America AAA, Series 4	0.350%	02/17/51	Goldman Sachs International	0.000%	USD	2,065,843	(20,917)	(54,248)	33,331

Totals							$(4,872)	$(93,919)	$89,047

Securities in the amount of $489,420 have been received at the custodian bank as collateral for swap contracts.

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDI)—	Brazil Interbank Offered Rate
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(DKK)—	Danish Krone
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(TIIE)—	Interbank Equilibrium Interest Rate
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

MIST-285

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$5,191,507,280	$—	$5,191,507,280
Total Foreign Government*	—	1,114,216,396	—	1,114,216,396
Total Corporate Bonds & Notes*	—	1,105,943,064	—	1,105,943,064
Total Mortgage-Backed Securities*	—	372,567,027	—	372,567,027
Total Municipals	—	314,523,097	—	314,523,097
Total Asset-Backed Securities*	—	222,853,630	—	222,853,630
Total Convertible Preferred Stock*	43,342,350	—	—	43,342,350
Total Preferred Stock*	30,870,840	—	—	30,870,840
Short-Term Investments
Certificate of Deposit	—	5,500,000	—	5,500,000
U.S. Treasury	—	679,982	—	679,982
Commercial Paper	—	8,827,296	—	8,827,296
Repurchase Agreements	—	798,096,000	—	798,096,000
Total Short-Term Investments	—	813,103,278	—	813,103,278
Total Investments	$74,213,190	$9,134,713,772	$—	$9,208,926,962

Secured Borrowings (Liability)	$—	$(93,031,592)	$—	$(93,031,592)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,730,724	$—	$9,730,724
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,195,958)	—	(7,195,958)
Total Forward Contracts	$—	$2,534,766	$—	$2,534,766
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$606,260	$—	$—	$606,260
Futures Contracts (Unrealized Depreciation)	(19,493,966)	—	—	(19,493,966)
Total Futures Contracts	$(18,887,706)	$—	$—	$(18,887,706)
Written Options
Inflation Capped Options at Value	—	(15,243)	—	(15,243)
Interest Rate Swaptions at Value	—	(3,960,301)	—	(3,960,301)
Credit Default Swaptions at Value	—	(37,562)	—	(37,562)
Options on Exchange-Traded Futures Contracts at Value	(167,468)	—	—	(167,468)
Total Written Options	$(167,468)	$(4,013,106)	$—	$(4,180,574)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$71,157,628	$—	$71,157,628
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,677,022)	—	(8,677,022)
Total Centrally Cleared Swap Contracts	$—	$62,480,606	$—	$62,480,606
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,193,234	$—	$4,193,234
OTC Swap Contracts at Value (Liabilities)	—	(2,546,099)	—	(2,546,099)
Total OTC Swap Contracts	$—	$1,647,135	$—	$1,647,135

*	See Schedule of Investments for additional detailed categorizations.

MIST-286

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
United Technologies Corp.	75,813	$8,857,991

Auto Components—1.4%
BorgWarner, Inc.	45,814	2,816,187
Johnson Controls, Inc.	80,228	3,796,389

		6,612,576

Automobiles—1.1%
Ford Motor Co.	348,165	5,431,374

Banks—10.7%
Bank of America Corp.	190,594	3,278,217
BB&T Corp.	92,600	3,719,742
Canadian Imperial Bank of Commerce	20,107	1,733,022
Citigroup, Inc.	121,476	5,782,258
JPMorgan Chase & Co.	74,670	4,533,216
KeyCorp	368,803	5,251,755
PNC Financial Services Group, Inc. (The)	103,370	8,993,190
Regions Financial Corp.	92,291	1,025,353
U.S. Bancorp	147,469	6,320,521
Wells Fargo & Co.	229,779	11,429,207

		52,066,481

Beverages—1.0%
Coca-Cola Enterprises, Inc.	30,928	1,477,121
Dr Pepper Snapple Group, Inc.	31,604	1,721,154
PepsiCo, Inc.	20,145	1,682,108

		4,880,383

Biotechnology—2.4%
Amgen, Inc.	43,771	5,398,715
Celgene Corp. (a)	18,971	2,648,352
Gilead Sciences, Inc. (a)	49,242	3,489,288

		11,536,355

Building Products—0.3%
Allegion plc	24,886	1,298,303

Capital Markets—2.6%
Franklin Resources, Inc.	69,681	3,775,317
Invesco, Ltd.	64,418	2,383,466
Morgan Stanley	48,500	1,511,745
State Street Corp.	28,397	1,975,011
T. Rowe Price Group, Inc.	38,027	3,131,523

		12,777,062

Chemicals—2.7%
Airgas, Inc.	37,152	3,957,060
Ecolab, Inc.	51,199	5,528,980
Monsanto Co.	17,104	1,945,922
Mosaic Co. (The)	30,968	1,548,400

		12,980,362

Communications Equipment—0.6%
F5 Networks, Inc. (a)	11,364	1,211,743
Motorola Solutions, Inc.	26,057	1,675,205

		2,886,948

Consumer Finance—1.5%
American Express Co.	35,964	3,237,839
Discover Financial Services	68,870	4,007,545

		7,245,384

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	69,665	3,313,964

Electric Utilities—0.9%
American Electric Power Co., Inc.	37,873	1,918,646
Southern Co. (The) (b)	55,400	2,434,276

		4,352,922

Electrical Equipment—0.7%
Eaton Corp. plc	19,729	1,482,043
Rockwell Automation, Inc.	14,944	1,861,275

		3,343,318

Energy Equipment & Services—2.9%
Cameron International Corp. (a)	17,175	1,060,900
Ensco plc - Class A	45,713	2,412,732
FMC Technologies, Inc. (a)	15,329	801,553
Halliburton Co.	30,131	1,774,415
Helmerich & Payne, Inc. (b)	14,414	1,550,370
National Oilwell Varco, Inc.	28,969	2,255,816
Schlumberger, Ltd.	41,107	4,007,932

		13,863,718

Food & Staples Retailing—2.9%
CVS Caremark Corp.	64,549	4,832,138
Walgreen Co.	136,966	9,043,865

		13,876,003

Food Products—5.3%
Campbell Soup Co. (b)	45,234	2,030,102
General Mills, Inc.	60,141	3,116,507
Hershey Co. (The)	121,576	12,692,534
Kraft Foods Group, Inc.	34,839	1,954,468
Mead Johnson Nutrition Co.	29,582	2,459,447
Mondelez International, Inc. - Class A	104,516	3,611,028

		25,864,086

Health Care Equipment & Supplies—5.2%
Abbott Laboratories	98,381	3,788,652
Becton Dickinson & Co.	46,532	5,447,966
C.R. Bard, Inc.	60,215	8,910,616
Covidien plc	55,595	4,095,128
Smith & Nephew plc	8,733	132,314
Smith & Nephew plc (ADR) (b)	38,402	2,936,985

		25,311,661

MIST-287

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—2.3%
Aetna, Inc.	40,202	$3,013,944
DaVita HealthCare Partners, Inc. (a)	28,738	1,978,611
Express Scripts Holding Co. (a)	24,200	1,817,178
McKesson Corp.	25,014	4,416,722

		11,226,455

Hotels, Restaurants & Leisure—1.3%
McDonald’s Corp.	33,285	3,262,929
Starbucks Corp.	44,838	3,290,212

		6,553,141

Household Products—2.5%
Clorox Co. (The) (b)	18,310	1,611,463
Colgate-Palmolive Co.	105,073	6,816,086
Procter & Gamble Co. (The)	48,622	3,918,933

		12,346,482

Industrial Conglomerates—2.8%
3M Co.	58,768	7,972,467
General Electric Co.	221,466	5,733,755

		13,706,222

Insurance—3.1%
Aflac, Inc.	57,098	3,599,458
Chubb Corp. (The)	88,132	7,870,187
Travelers Cos., Inc. (The)	41,590	3,539,309

		15,008,954

Internet Software & Services—2.7%
eBay, Inc. (a)	53,470	2,953,683
Facebook, Inc. - Class A (a)	58,154	3,503,197
Google, Inc. - Class A (a)	4,496	5,010,837
Yahoo!, Inc. (a)	43,700	1,568,830

		13,036,547

IT Services—3.3%
Automatic Data Processing, Inc.	35,902	2,773,788
DST Systems, Inc.	30,659	2,906,166
Fiserv, Inc. (a)	60,062	3,404,915
International Business Machines Corp.	24,222	4,662,493
Visa, Inc. - Class A	10,809	2,333,231

		16,080,593

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	31,887	3,834,093

Machinery—3.4%
Cummins, Inc.	30,448	4,536,447
Ingersoll-Rand plc	74,659	4,273,481
PACCAR, Inc.	65,691	4,430,201
SPX Corp.	33,396	3,283,161

		16,523,290

Media—5.0%
Comcast Corp. - Class A	29,445	1,472,839
John Wiley & Sons, Inc. - Class A (b)	96,119	5,540,299
Pearson plc	150,962	2,677,004
Scripps Networks Interactive, Inc. - Class A (b)	61,379	4,659,280
Time Warner, Inc.	25,387	1,658,533
Walt Disney Co. (The)	100,494	8,046,555

		24,054,510

Multiline Retail—1.2%
Macy’s, Inc.	69,766	4,136,426
Nordstrom, Inc. (b)	29,152	1,820,543

		5,956,969

Oil, Gas & Consumable Fuels—6.2%
Apache Corp.	42,063	3,489,126
Cabot Oil & Gas Corp.	113,432	3,843,076
ConocoPhillips	53,676	3,776,107
Exxon Mobil Corp.	46,392	4,531,570
Marathon Oil Corp.	100,608	3,573,596
Marathon Petroleum Corp.	39,376	3,427,287
Occidental Petroleum Corp.	12,411	1,182,644
Phillips 66	37,611	2,898,304
Southwestern Energy Co. (a)	76,905	3,538,399

		30,260,109

Paper & Forest Products—0.2%
International Paper Co.	21,114	968,710

Pharmaceuticals—6.5%
AbbVie, Inc.	98,380	5,056,732
Actavis plc (a)	17,066	3,513,036
Eli Lilly & Co.	40,012	2,355,106
Johnson & Johnson	88,923	8,734,906
Mallinckrodt plc (a)	6,949	440,636
Merck & Co., Inc.	48,392	2,747,214
Pfizer, Inc.	177,228	5,692,564
Zoetis, Inc.	103,467	2,994,335

		31,534,529

Road & Rail—2.1%
Norfolk Southern Corp.	55,127	5,356,690
Union Pacific Corp.	25,221	4,732,973

		10,089,663

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.	96,837	5,145,918
ASML Holding NV	28,188	2,631,632
Intel Corp.	71,162	1,836,691
Xilinx, Inc.	77,098	4,184,109

		13,798,350

Software—4.5%
Adobe Systems, Inc. (a)	68,986	4,535,140
Microsoft Corp.	265,885	10,898,626

MIST-288

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Oracle Corp.	105,661	$4,322,591
Symantec Corp.	104,980	2,096,451

		21,852,808

Specialty Retail—2.4%
Home Depot, Inc. (The)	23,533	1,862,166
Lowe’s Cos., Inc.	30,284	1,480,888
Ross Stores, Inc.	49,308	3,527,987
TJX Cos., Inc. (The)	79,360	4,813,184

		11,684,225

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	16,971	9,109,014
EMC Corp.	66,095	1,811,664

		10,920,678

Total Common Stocks (Cost $339,460,343)		485,935,219

Short-Term Investment—3.6%
Security Description	Shares	Value

Mutual Fund—3.6%
State Street Navigator Securities Lending MET Portfolio (c)	17,572,469	17,572,469

Total Short-Term Investment (Cost $17,572,469)		17,572,469

Total Investments—103.6% (Cost $357,032,812) (d)		503,507,688
Other assets and liabilities (net)—(3.6)%		(17,613,740)

Net Assets—100.0%		$485,893,948

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $17,282,603 and the collateral received consisted of cash in the amount of $17,572,469. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $357,032,812. The aggregate unrealized appreciation and depreciation of investments were $148,037,787 and $(1,562,911), respectively, resulting in net unrealized appreciation of $146,474,876.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-289

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,857,991	$—	$—	$8,857,991
Auto Components	6,612,576	—	—	6,612,576
Automobiles	5,431,374	—	—	5,431,374
Banks	52,066,481	—	—	52,066,481
Beverages	4,880,383	—	—	4,880,383
Biotechnology	11,536,355	—	—	11,536,355
Building Products	1,298,303	—	—	1,298,303
Capital Markets	12,777,062	—	—	12,777,062
Chemicals	12,980,362	—	—	12,980,362
Communications Equipment	2,886,948	—	—	2,886,948
Consumer Finance	7,245,384	—	—	7,245,384
Diversified Telecommunication Services	3,313,964	—	—	3,313,964
Electric Utilities	4,352,922	—	—	4,352,922
Electrical Equipment	3,343,318	—	—	3,343,318
Energy Equipment & Services	13,863,718	—	—	13,863,718
Food & Staples Retailing	13,876,003	—	—	13,876,003
Food Products	25,864,086	—	—	25,864,086
Health Care Equipment & Supplies	25,179,347	132,314	—	25,311,661
Health Care Providers & Services	11,226,455	—	—	11,226,455
Hotels, Restaurants & Leisure	6,553,141	—	—	6,553,141
Household Products	12,346,482	—	—	12,346,482
Industrial Conglomerates	13,706,222	—	—	13,706,222
Insurance	15,008,954	—	—	15,008,954
Internet Software & Services	13,036,547	—	—	13,036,547
IT Services	16,080,593	—	—	16,080,593
Life Sciences Tools & Services	3,834,093	—	—	3,834,093
Machinery	16,523,290	—	—	16,523,290
Media	21,377,506	2,677,004	—	24,054,510
Multiline Retail	5,956,969	—	—	5,956,969
Oil, Gas & Consumable Fuels	30,260,109	—	—	30,260,109
Paper & Forest Products	968,710	—	—	968,710
Pharmaceuticals	31,534,529	—	—	31,534,529
Road & Rail	10,089,663	—	—	10,089,663
Semiconductors & Semiconductor Equipment	13,798,350	—	—	13,798,350
Software	21,852,808	—	—	21,852,808
Specialty Retail	11,684,225	—	—	11,684,225
Technology Hardware, Storage & Peripherals	10,920,678	—	—	10,920,678
Total Common Stocks	483,125,901	2,809,318	—	485,935,219
Total Short-Term Investment*	17,572,469	—	—	17,572,469
Total Investments	$500,698,370	$2,809,318	$—	$503,507,688

Collateral for securities loaned (Liability)	$—	$(17,572,469)	$—	$(17,572,469)

*	See Schedule of Investments for additional detailed categorizations.

MIST-290

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—43.4% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.3%
Alliance One International, Inc. 9.875%, 07/15/21 (a)	1,875,000	$1,917,187
Lorillard Tobacco Co. 3.750%, 05/20/23 (a)	800,000	754,049
MHP S.A. 8.250%, 04/02/20 (144A) (a)	1,800,000	1,548,000

		4,219,236

Airlines—0.4%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	825,000	827,062
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	503,275	548,569
6.375%, 01/02/16 (144A)	725,000	781,188
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	475,000	458,969
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A) (a)	660,000	702,900
United Continental Holdings, Inc. 6.000%, 07/15/26 (a)	1,975,000	1,866,375

		5,185,063

Auto Manufacturers—0.2%
Hyundai Capital America 4.000%, 06/08/17 (144A)	200,000	213,226
Navistar International Corp. 8.250%, 11/01/21 (a)	2,030,000	2,070,600

		2,283,826

Auto Parts & Equipment—0.2%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19 (a)	250,000	256,563
Dana Holding Corp. 6.000%, 09/15/23 (a)	2,265,000	2,358,431

		2,614,994

Banks—6.6%
Akbank TAS 7.500%, 02/05/18 (144A) (TRY)	300,000	120,395
Alfa Bank OJSC Via Alfa Bond Issuance plc 7.500%, 09/26/19 (144A)	2,150,000	2,139,250
8.625%, 04/26/16 (144A) (RUB)	41,800,000	1,152,717
Australia & New Zealand Banking Group, Ltd. 4.500%, 03/19/24 (144A) (a)	1,470,000	1,465,958
Banco de Credito del Peru 6.875%, 09/16/26 (144A) (a) (b)	1,915,000	2,065,806
9.750%, 11/06/69 (144A) (b)	455,000	533,488
Banco do Estado do Rio Grande do Sul S.A. 7.375%, 02/02/22 (144A) (a)	700,000	715,750
Banco Nacional de Costa Rica 4.875%, 11/01/18 (144A)	1,000,000	1,008,750
Bank of America Corp. 6.110%, 01/29/37	1,600,000	1,789,402
7.750%, 05/14/38	3,200,000	4,219,590

Banks—(Continued)
Bank of New York Mellon Corp. (The) 4.500%, 06/20/23 (b)	925,000	841,750
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,110,000	4,443,937
Citigroup, Inc. 5.950%, 01/30/23 (b)	2,576,000	2,518,040
CorpGroup Banking S.A. 6.750%, 03/15/23 (144A) (a)	1,300,000	1,270,750
Credit Suisse Group AG 7.500%, 12/11/23 (144A) (a) (b)	300,000	325,875
Credit Suisse Group Guernsey I, Ltd. 7.875%, 02/24/41 (b)	1,750,000	1,898,750
Goldman Sachs Group, Inc. (The) 6.450%, 05/01/36	875,000	971,367
6.750%, 10/01/37	600,000	687,311
Intesa Sanpaolo S.p.A. 3.625%, 08/12/15 (144A)	1,900,000	1,949,381
6.500%, 02/24/21 (144A)	1,175,000	1,325,136
JPMorgan Chase & Co. 4.250%, 11/02/18 (NZD)	2,600,000	2,151,656
5.150%, 05/01/23 (b)	1,200,000	1,125,000
7.900%, 04/30/18 (b)	5,993,000	6,772,090
KeyBank N.A. 5.800%, 07/01/14	1,225,000	1,241,225
M&T Bank Corp. 6.450%, 02/15/24 (b)	3,130,000	3,247,375
Morgan Stanley 4.100%, 05/22/23	2,500,000	2,474,658
4.875%, 11/01/22	450,000	472,853
5.500%, 01/26/20	1,100,000	1,240,566
6.625%, 04/01/18	714,000	832,353
Nordea Bank AB 4.250%, 09/21/22 (144A) (a)	3,400,000	3,430,216
PNC Financial Services Group, Inc. 4.454%, 05/01/14 (a) (b)	2,749,000	2,757,247
6.750%, 08/01/21 (a) (b)	5,295,000	5,771,550
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 8.500%, 10/16/23 (144A)	3,800,000	3,667,000
Santander Bank N.A. 8.750%, 05/30/18	2,655,000	3,166,087
Scotia Bank Peru DPR Finance Co. 2.983%, 03/15/17 (144A) (b)	578,947	577,429
Scotiabank Peru S.A. 4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,738,500
Turkiye Garanti Bankasi A/S 7.375%, 03/07/18 (144A) (TRY)	2,700,000	1,069,299
Turkiye Is Bankasi 6.000%, 10/24/22 (144A) (a)	850,000	795,600
UBS AG 7.625%, 08/17/22 (a)	5,600,000	6,568,162
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	1,000,000	1,030,000
6.950%, 10/17/22 (144A) (a)	2,500,000	2,487,525
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,399,845

		85,459,639

MIST-291

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.3%
Ajecorp B.V. 6.500%, 05/14/22 (144A) (a)	960,000	$933,600
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,553,380
Central American Bottling Corp. 6.750%, 02/09/22 (144A)	630,000	661,500
Coca-Cola Icecek A/S 4.750%, 10/01/18 (144A)	600,000	619,500

		3,767,980

Building Materials—0.7%
Cemex Espana Luxembourg 9.875%, 04/30/19 (144A) (a)	1,420,000	1,647,200
Cemex S.A.B. de C.V. 7.250%, 01/15/21 (144A) (a)	800,000	874,000
9.000%, 01/11/18 (144A) (a)	900,000	978,750
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/19 (144A) (a) (c) (d)	855,000	95,119
9.750%, 03/25/20 (144A) (c) (d)	905,000	100,681
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	225,000	256,128
Masco Corp. 5.950%, 03/15/22 (a)	1,425,000	1,546,125
7.125%, 03/15/20	2,905,000	3,355,275
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/20 (144A) (c)	346,000	38,060
9.750%, 02/03/22 (144A) (c) (e)	700,000	77,000

		8,968,338

Chemicals—0.4%
Eastman Chemical Co. 4.800%, 09/01/42 (a)	740,000	730,243
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd. 5.125%, 12/12/17 (144A)	600,000	585,000
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	640,000	665,600
9.000%, 11/15/20 (a)	655,000	648,450
LyondellBasell Industries NV 5.000%, 04/15/19	570,000	634,672
Phosagro OAO via Phosagro Bond Funding, Ltd. 4.204%, 02/13/18 (144A)	900,000	859,500
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,332,375

		5,455,840

Coal—0.2%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	820,000	629,350
Berau Coal Energy Tbk PT 7.250%, 03/13/17 (144A) (a)	1,500,000	1,501,875
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	475,000	289,750

		2,420,975

Commercial Services—1.0%
Amherst College 3.794%, 11/01/42	400,000	352,704
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,059,407
Bowdoin College 4.693%, 07/01/2112	800,000	724,379
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	981,854
President and Fellows of Harvard College 2.300%, 10/01/23	1,000,000	913,337
Red de Carreteras de Occidente SAPIB de C.V. 9.000%, 06/10/28 (144A) (MXN)	15,000,000	1,004,697
SFX Entertainment, Inc. 9.625%, 02/01/19 (144A)	2,950,000	3,097,500
Tufts University 5.017%, 04/15/2112	2,700,000	2,653,195
University of Southern California 5.250%, 10/01/2111	550,000	634,246
William Marsh Rice University 4.626%, 05/15/63	900,000	885,401

		12,306,720

Computers—0.3%
Brocade Communications Systems, Inc. 4.625%, 01/15/23 (144A) (a)	550,000	525,250
Seagate HDD Cayman 4.750%, 06/01/23 (144A)	3,165,000	3,125,438

		3,650,688

Cosmetics/Personal Care—0.2%
Avon Products, Inc. 5.000%, 03/15/23 (a)	2,760,000	2,764,979

Diversified Financial Services—5.1%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,406,323
Armor Re, Ltd. 4.250%, 05/14/14 (144A) (b)	1,215,000	1,218,766
Atlas Reinsurance VII, Ltd. 8.103%, 01/07/16 (144A) (b)	250,000	263,250
Atlas VI Capital, Ltd. 10.554%, 04/07/14 (144A) (EUR) (b)	250,000	344,757
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A) (a)	810,000	737,100
Blue Danube II, Ltd. 4.297%, 05/23/16 (144A) (b)	900,000	915,120
Blue Danube, Ltd. 6.046%, 04/10/15 (144A) (b)	250,000	257,175
BM&FBovespa S.A. 5.500%, 07/16/20 (144A) (a)	2,000,000	2,125,000
Bosphorus 1 Re, Ltd. 2.530%, 05/03/16 (144A) (b)	250,000	250,125
Caelus Re, Ltd. 5.280%, 03/07/16 (144A) (b)	1,150,000	1,168,515
6.880%, 04/07/17 (144A) (b)	1,050,000	1,100,820

MIST-292

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,345,000	$2,479,134
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	924,142
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	4,505,000	4,806,907
Combine Re, Ltd. 4.530%, 01/07/15 (144A) (b)	750,000	764,325
Compass Re, Ltd. 9.030%, 01/08/15 (144A) (b)	300,000	306,210
10.280%, 01/08/15 (144A) (b)	800,000	822,000
Corp. Financiera de Desarrollo S.A. 4.750%, 02/08/22 (144A)	690,000	696,900
DTEK Finance plc 7.875%, 04/04/18 (144A) (a)	1,600,000	1,360,000
East Lane Re V, Ltd. 9.030%, 03/16/16 (144A) (b)	250,000	269,650
East Lane Re, Ltd. 6.680%, 03/13/15 (144A) (b)	250,000	257,450
Embarcadero Reinsurance, Ltd. 5.030%, 08/07/15 (144A) (b)	1,000,000	1,029,500
6.664%, 08/04/14 (144A) (b)	600,000	606,000
Everglades Re, Ltd. 17.780%, 04/30/14 (144A) (b)	750,000	759,150
Galileo Re, Ltd. 7.430%, 01/09/17 (144A) (b)	1,000,000	1,039,900
General Electric Capital Corp. 5.250%, 06/15/23 (a) (b)	500,000	486,350
7.125%, 06/15/22 (b)	2,800,000	3,192,000
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	660,000	690,568
Ibis Re II, Ltd. 4.030%, 06/28/16 (144A) (b)	750,000	765,150
8.380%, 02/05/15 (144A) (b)	500,000	511,850
Intercorp Retail Trust 8.875%, 11/14/18 (144A)	1,050,000	1,119,562
Janus Capital Group, Inc. 6.700%, 06/15/17	360,000	406,455
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	350,000	367,500
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A) (a)	3,750,000	3,912,064
LeasePlan Corp. NV 2.500%, 05/16/18 (144A)	1,075,000	1,067,421
Legg Mason, Inc. 5.625%, 01/15/44	1,150,000	1,180,074
Loma Reinsurance, Ltd. 9.780%, 01/08/18 (144A) (b)	300,000	312,000
12.030%, 01/08/18 (144A) (b)	300,000	310,260
Longpoint Re, Ltd. III 4.030%, 05/18/16 (144A) (b)	850,000	866,150
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,400,000	1,552,614
6.250%, 01/14/21 (144A)	400,000	447,240
Magnesita Finance, Ltd. 8.625%, 04/05/17 (144A)	750,000	715,313

Diversified Financial Services—(Continued)
Merna Reinsurance V, Ltd. 2.030%, 04/07/17 (144A) (b)	1,000,000	999,700
Mystic Re, Ltd. 9.030%, 03/12/15 (144A) (b)	500,000	520,800
12.030%, 03/12/15 (144A) (b)	750,000	795,825
Mythen Re, Ltd. 8.032%, 05/07/15 (144A) (b)	1,050,000	1,110,060
8.549%, 01/05/17 (144A) (b)	950,000	1,011,180
Queen Street II Capital, Ltd. 7.530%, 04/09/14 (144A) (b)	975,000	975,682
Queen Street IV Capital, Ltd. 7.530%, 04/09/15 (144A) (b)	750,000	773,550
Queen Street V Re, Ltd. 8.530%, 04/09/15 (144A) (b)	600,000	622,920
Queen Street VII Re, Ltd. 8.630%, 04/08/16 (144A) (b)	850,000	898,875
Residential Reinsurance 2010, Ltd. 4.530%, 12/06/16 (144A) (b)	1,400,000	1,450,260
Residential Reinsurance 2011, Ltd. 8.780%, 06/06/15 (144A) (b)	1,000,000	1,058,000
8.930%, 12/06/15 (144A) (b)	250,000	261,650
9.030%, 06/06/15 (144A) (b)	925,000	973,100
Residential Reinsurance 2012, Ltd. 5.780%, 12/06/16 (144A) (b)	1,250,000	1,302,750
8.030%, 06/06/16 (144A) (b)	950,000	1,047,755
10.030%, 06/06/16 (144A) (b)	800,000	886,240
Residential Reinsurance 2013, Ltd. 9.280%, 06/06/17 (144A) (b)	350,000	365,295
Sanders Re, Ltd. 3.530%, 05/05/17 (144A) (b)	500,000	504,800
4.030%, 05/05/17 (144A) (b)	1,500,000	1,518,150
SLM Corp. 4.000%, 07/25/14 (b)	989,000	989,366
Successor X, Ltd. 11.030%, 01/27/15 (144A) (b)	650,000	670,280
11.280%, 11/10/15 (144A) (b)	250,000	267,975
Tar Heel Re, Ltd. 8.530%, 05/09/16 (144A) (b)	400,000	431,000
Tradewynd Re, Ltd. 6.280%, 01/08/15 (144A) (b)	250,000	251,325
Vita Capital V, Ltd. 2.738%, 01/15/17 (144A) (b)	500,000	508,300
3.438%, 01/15/17 (144A) (b)	1,000,000	1,023,200

		66,028,828

Electric—2.2%
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,288,742
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	2,820,000	3,014,016
Electricite de France 6.000%, 01/22/2114 (144A) (a)	4,000,000	4,197,584
Electricite de France S.A. 5.250%, 01/29/23 (144A) (a) (b)	4,000,000	4,006,000
Enel S.p.A. 8.750%, 09/24/73 (144A) (a) (b)	2,090,000	2,345,189

MIST-293

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	227,596	$230,908
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	135,820	133,103
Instituto Costarricense de Electricidad 6.375%, 05/15/43 (144A)	850,000	725,688
6.950%, 11/10/21 (144A)	1,520,000	1,611,200
InterGen NV 7.000%, 06/30/23 (144A) (a)	900,000	945,000
Israel Electric Corp., Ltd. 6.700%, 02/10/17 (144A) (a)	770,000	837,760
7.250%, 01/15/19 (144A)	845,000	943,231
9.375%, 01/28/20 (144A)	410,000	503,788
Juniper Generation LLC 6.790%, 12/31/14 (144A)	10,998	10,721
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	865,681	920,455
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	867,000	925,522
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	790,073	849,311
Public Service Co. of New Mexico 7.950%, 05/15/18	625,000	745,236
Southern California Edison Co. 6.250%, 02/01/22 (a) (b)	1,575,000	1,677,375
Star Energy Geothermal Wayang Windu, Ltd. 6.125%, 03/27/20 (144A)	1,300,000	1,270,750
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,361,158

		28,542,737

Electrical Components & Equipment—0.0%
Legrand France S.A. 8.500%, 02/15/25	20,000	26,581

Electronics—0.3%
Flextronics International, Ltd. 4.625%, 02/15/20 (a)	780,000	786,825
5.000%, 02/15/23 (a)	1,300,000	1,309,750
Viasystems, Inc. 7.875%, 05/01/19 (144A) (a)	1,100,000	1,185,250

		3,281,825

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	297,810	326,347

Engineering & Construction—0.5%
Abengoa Finance SAU 8.875%, 11/01/17 (144A)	500,000	561,250
Aeropuertos Dominicanos Siglo XXI S.A. 9.250%, 11/13/19 (144A) (a)	275,000	233,750
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	1,078,750

Engineering & Construction—(Continued)
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/17 (144A) (a)	550,000	550,000
8.900%, 02/04/21 (144A)	1,600,000	1,597,200
OAS Investments GmbH 8.250%, 10/19/19 (144A)	2,400,000	2,412,000

		6,432,950

Entertainment—0.6%
GLP Capital L.P. / GLP Financing II, Inc. 4.375%, 11/01/18 (144A)	1,010,000	1,036,513
4.875%, 11/01/20 (144A)	1,885,000	1,934,481
Gtech S.p.A. 8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,923,877
Mashantucket Western Pequot Tribe 6.500%, 07/01/36 (f)	757,229	113,584
Peermont Global Pty, Ltd. 7.750%, 04/30/14 (144A) (EUR)	920,000	1,257,932
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	590,000	625,400

		7,891,787

Food—1.2%
Bertin S.A. / Bertin Finance, Ltd. 10.250%, 10/05/16 (144A)	200,000	225,000
BRF S.A. 3.950%, 05/22/23 (144A) (a)	600,000	535,500
5.875%, 06/06/22 (144A) (a)	1,425,000	1,474,875
CFG Investment SAC 9.750%, 07/30/19 (144A)	1,400,000	1,368,500
Independencia International, Ltd. 12.000%, 12/30/16 (144A) (c) (d)	296,948	742
JBS Finance II, Ltd. 8.250%, 01/29/18 (144A)	1,430,000	1,530,100
JBS Investments GmbH 7.750%, 10/28/20 (144A) (a)	890,000	937,838
JBS USA LLC / JBS USA Finance, Inc. 8.250%, 02/01/20 (144A) (a)	600,000	657,000
Marfrig Holding Europe B.V. 8.375%, 05/09/18 (144A)	1,200,000	1,197,600
9.875%, 07/24/17 (144A)	825,000	861,094
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	1,775,000	1,781,656
Minerva Luxembourg S.A. 7.750%, 01/31/23 (144A) (a)	1,700,000	1,740,800
12.250%, 02/10/22 (144A)	800,000	892,000
Mondelez International, Inc. 6.500%, 02/09/40	1,282,000	1,612,510

		14,815,215

Forest Products & Paper—0.2%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A) (a)	400,000	386,848
Resolute Forest Products, Inc. 5.875%, 05/15/23 (144A)	1,880,000	1,833,000

		2,219,848

MIST-294

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.2%
Nakilat, Inc. 6.067%, 12/31/33 (144A)	520,000	$543,764
6.267%, 12/31/33 (144A)	1,268,593	1,370,080
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28 (144A)	1,000,000	910,000

		2,823,844

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 5.750%, 12/15/53 (b)	1,525,000	1,635,563

Healthcare-Products—0.2%
Physio-Control International, Inc. 9.875%, 01/15/19 (144A)	2,280,000	2,559,300

Healthcare-Services—0.4%
Gentiva Health Services, Inc. 11.500%, 09/01/18 (a)	2,300,000	2,429,375
HCA, Inc. 6.500%, 02/15/20	350,000	392,000
7.690%, 06/15/25	50,000	53,375
8.360%, 04/15/24	50,000	56,500
Kindred Healthcare, Inc. 6.375%, 04/15/22 (144A)	600,000	601,500
NYU Hospitals Center 4.428%, 07/01/42	1,800,000	1,630,856

		5,163,606

Holding Companies-Diversified—0.0%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A) (a)	525,000	399,000

Home Builders—0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	1,000,000	1,032,500
DR Horton, Inc. 5.750%, 08/15/23 (a)	1,375,000	1,454,063
KB Home 7.000%, 12/15/21 (a)	1,800,000	1,937,250
Meritage Homes Corp. 7.000%, 04/01/22	2,500,000	2,756,250

		7,180,063

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A) (a)	1,300,000	1,137,500

Household Products/Wares—0.4%
Controladora Mabe S.A. de C.V. 7.875%, 10/28/19 (144A)	2,121,000	2,386,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 04/15/19	1,300,000	1,374,750
9.875%, 08/15/19	705,000	787,838

		4,548,713

Insurance—2.8%
Aquarius + Investments plc for Swiss Reinsurance Co., Ltd. 6.375%, 09/01/24 (b)	2,700,000	2,862,000
AXA S.A. 8.600%, 12/15/30 (a)	1,320,000	1,702,800
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,579,384
Foundation Re III, Ltd. 5.030%, 02/25/15 (b)	750,000	763,050
Hanover Insurance Group, Inc. (The) 7.500%, 03/01/20	325,000	386,570
7.625%, 10/15/25	1,166,000	1,406,172
Ironshore Holdings U.S., Inc. 8.500%, 05/15/20 (144A)	1,635,000	1,906,134
Liberty Mutual Group, Inc. 7.300%, 06/15/14 (144A)	394,000	398,871
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	2,815,478
Montpelier Re Holdings, Ltd. 4.700%, 10/15/22	1,965,000	1,993,343
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	1,500,000	1,500,530
Platinum Underwriters Finance, Inc. 7.500%, 06/01/17	2,214,000	2,502,993
Protective Life Corp. 7.375%, 10/15/19	1,925,000	2,337,027
Prudential Financial, Inc. 5.625%, 06/15/43 (b)	1,750,000	1,785,000
5.875%, 09/15/42 (a) (b)	1,200,000	1,252,500
8.875%, 06/15/38 (b)	915,000	1,120,875
QBE Insurance Group, Ltd. 2.400%, 05/01/18 (144A)	850,000	831,143
Sirius International Group, Ltd. 7.506%, 06/30/17 (144A) (b)	3,465,000	3,637,640
Validus Holdings, Ltd. 8.875%, 01/26/40	1,720,000	2,391,933
Vitality Re IV, Ltd. 2.780%, 01/09/17 (144A) (b)	400,000	410,360
Vitality Re V, Ltd. 1.780%, 01/07/19 (144A) (b)	250,000	250,000
2.530%, 01/07/19 (144A) (b)	250,000	252,800
Voya Financial, Inc. 5.650%, 05/15/53 (b)	450,000	447,300
Wilton Re Finance LLC 5.875%, 03/30/33 (144A) (b)	1,050,000	1,044,750

		36,578,653

Internet—0.1%
Expedia, Inc. 5.950%, 08/15/20	675,000	747,042

Investment Company Security—0.1%
Gruposura Finance 5.700%, 05/18/21 (144A) (a)	915,000	959,606

MIST-295

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.6%
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	$1,391,795
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A) (a)	450,000	445,500
9.875%, 06/15/15 (144A) (a)	785,000	510,250
Ferrexpo Finance plc 7.875%, 04/07/16 (144A) (a)	650,000	624,000
Glencore Funding LLC 4.125%, 05/30/23 (144A) (a)	875,000	835,699
Metalloinvest Finance, Ltd. 5.625%, 04/17/20 (144A) (a)	1,000,000	940,000
Metinvest B.V. 8.750%, 02/14/18 (144A) (a)	1,200,000	1,098,000
10.250%, 05/20/15 (144A)	550,000	533,500
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A) (a)	1,275,000	1,173,000
5.750%, 10/24/23 (144A) (a)	700,000	704,375

		8,256,119

Lodging—0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A) (a)	920,000	885,500
5.375%, 03/15/22 (a)	1,115,000	1,163,781

		2,049,281

Machinery-Construction & Mining—0.1%
Ormat Funding Corp. 8.250%, 12/30/20	807,117	778,868

Machinery-Diversified—0.2%
Cummins, Inc. 5.650%, 03/01/98	2,375,000	2,462,830
6.750%, 02/15/27	393,000	469,070

		2,931,900

Media—0.3%
Myriad International Holding B.V. 6.375%, 07/28/17 (144A) (a)	1,530,000	1,690,650
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A) (EUR)	360,000	540,590
8.875%, 12/01/18 (144A)	500,000	544,375
Time Warner Cable, Inc. 8.250%, 04/01/19	313,000	389,984
8.750%, 02/14/19	198,000	250,474

		3,416,073

Metal Fabricate/Hardware—0.2%
Mueller Water Products, Inc. 7.375%, 06/01/17	1,096,000	1,120,660
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,091,522
WPE International Cooperatief UA 10.375%, 09/30/20 (144A)	600,000	361,500

		2,573,682

Mining—1.4%
ALROSA Finance S.A. 7.750%, 11/03/20 (144A) (a)	640,000	675,200
Anglo American Capital plc 9.375%, 04/08/14 (144A)	845,000	846,055
AngloGold Ashanti Holdings plc 5.375%, 04/15/20 (a)	1,615,000	1,610,396
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23	1,605,000	1,534,658
Fresnillo plc 5.500%, 11/13/23 (144A) (a)	1,275,000	1,281,375
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A) (a)	4,860,000	4,203,900
IAMGOLD Corp. 6.750%, 10/01/20 (144A)	500,000	445,000
KGHM International, Ltd. 7.750%, 06/15/19 (144A)	2,100,000	2,215,500
Mirabela Nickel, Ltd. 3.500%, 06/30/14 (144A) (d) (f) (g)	132,333	132,333
8.750%, 04/15/18 (144A) (c) (d)	1,025,000	246,000
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.550%, 10/28/20 (144A)	1,400,000	1,375,500
Vedanta Resources plc 6.000%, 01/31/19 (144A)	1,150,000	1,150,000
8.250%, 06/07/21 (144A)	700,000	742,000
9.500%, 07/18/18 (144A) (a)	725,000	819,250
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A) (a)	625,000	595,312

		17,872,479

Miscellaneous Manufacturing—0.0%
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	500,000	557,500

Multi-National—1.1%
Asian Development Bank 3.375%, 05/20/14 (NOK)	10,000,000	1,673,486
Inter-American Development Bank 4.500%, 02/04/16 (IDR)	21,400,000,000	1,797,070
International Bank for Reconstruction & Development 3.250%, 04/14/14 (NOK)	22,500,000	3,759,001
5.750%, 10/21/19 (AUD)	1,600,000	1,607,243
International Finance Corp. 7.750%, 12/03/16 (INR)	324,420,000	5,470,522

		14,307,322

Oil & Gas—3.3%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	1,130,000	1,211,925
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A) (a)	470,000	530,513
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20	1,750,000	2,023,437

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gazprom OAO Via Gaz Capital S.A. 4.950%, 07/19/22 (144A) (a)	200,000	$188,000
8.146%, 04/11/18 (144A)	190,000	214,700
KazMunayGas National Co. JSC 4.400%, 04/30/23 (144A) (a)	600,000	565,500
Linn Energy LLC / Linn Energy Finance Corp. 7.250%, 11/01/19 (144A) (a)	1,375,000	1,433,438
8.625%, 04/15/20	825,000	896,156
National JSC Naftogaz of Ukraine 9.500%, 09/30/14	1,000,000	945,000
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,685,937
Novatek OAO via Novatek Finance, Ltd. 4.422%, 12/13/22 (144A) (a)	2,600,000	2,284,750
Oasis Petroleum, Inc. 6.875%, 03/15/22 (144A)	600,000	649,500
6.875%, 01/15/23	2,050,000	2,224,250
Offshore Group Investment, Ltd. 7.500%, 11/01/19	1,000,000	1,065,000
Pacific Rubiales Energy Corp. 5.375%, 01/26/19 (144A)	710,000	736,625
Petrobras Global Finance B.V. 3.000%, 01/15/19	2,375,000	2,244,515
PetroQuest Energy, Inc. 10.000%, 09/01/17	500,000	532,500
Plains Exploration & Production Co. 6.750%, 02/01/22	3,505,000	3,873,025
8.625%, 10/15/19	1,025,000	1,113,406
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,177,000
Rosneft Finance S.A. 6.625%, 03/20/17 (144A) (a)	375,000	401,719
7.500%, 07/18/16 (144A) (a)	1,090,000	1,181,288
Rowan Cos., Inc. 4.750%, 01/15/24 (a)	3,125,000	3,162,131
Samson Investment Co. 10.750%, 02/15/20 (144A)	865,000	942,850
SandRidge Energy, Inc. 7.500%, 03/15/21	625,000	667,188
8.125%, 10/15/22	325,000	354,250
Swift Energy Co. 7.875%, 03/01/22	1,600,000	1,600,000
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	383,509	387,896
Tesoro Corp. 5.375%, 10/01/22 (a)	1,630,000	1,676,863
Transocean, Inc. 6.375%, 12/15/21 (a)	3,100,000	3,484,257
Unit Corp. 6.625%, 05/15/21	875,000	927,500
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,600,599
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	600,000	648,000

		42,629,718

Oil & Gas Services—0.5%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	525,000
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	304,000	318,060
Exterran Holdings, Inc. 7.250%, 12/01/18	1,525,000	1,610,781
SESI LLC 7.125%, 12/15/21	1,460,000	1,627,900
Weatherford International, Ltd. 5.950%, 04/15/42 (a)	475,000	511,783
9.625%, 03/01/19	1,209,000	1,569,503

		6,163,027

Packaging & Containers—0.4%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	308,125
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	2,325,000	2,592,375
9.250%, 10/15/20 (144A) (EUR)	400,000	614,432
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 6.750%, 01/31/21 (144A) (a)	300,000	313,500
7.000%, 11/15/20 (144A)	211,765	222,882
Mondi Consumer Packaging International AG 9.750%, 07/15/17 (144A) (EUR)	950,000	1,403,456

		5,454,770

Pharmaceuticals—0.3%
Endo Finance Co. 5.750%, 01/15/22 (144A) (a)	1,000,000	1,025,000
Valeant Pharmaceuticals International, Inc. 7.500%, 07/15/21 (144A)	1,390,000	1,563,750
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750%, 09/15/18	1,075,000	1,147,563

		3,736,313

Pipelines—2.4%
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	562,899
DCP Midstream LLC 5.850%, 05/21/43 (144A) (b)	2,951,000	2,773,940
9.750%, 03/15/19 (144A)	1,267,000	1,615,289
Energy Transfer Partners L.P. 3.255%, 11/01/66 (b)	900,000	823,500
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,060,000	1,080,694
Enterprise Products Operating LLC 8.375%, 08/01/66 (b)	1,059,000	1,192,699
Gibson Energy, Inc. 6.750%, 07/15/21 (144A) (a)	2,735,000	2,933,287
Kinder Morgan Energy Partners L.P. 4.150%, 03/01/22 (a)	2,300,000	2,328,679
5.950%, 02/15/18	1,559,000	1,766,378

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK, Inc. 6.875%, 09/30/28	1,850,000	$2,057,727
Plains All American Pipeline L.P. / PAA Finance Corp. 6.125%, 01/15/17	1,467,000	1,647,865
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,634,201
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,150,000	2,217,188
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,263,590
6.750%, 07/15/18 (a)	600,000	683,519
Sunoco Logistics Partners Operations L.P. 6.100%, 02/15/42	1,700,000	1,860,920
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	938,528	900,987
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,549,000	1,737,854
Williams Partners L.P. 4.300%, 03/04/24 (a)	2,440,000	2,450,819

		31,532,035

Real Estate—0.1%
WP Carey, Inc. 4.600%, 04/01/24	1,210,000	1,209,516

Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	811,000	783,269
4.600%, 04/01/22	575,000	594,151
BioMed Realty L.P. 4.250%, 07/15/22 (a)	685,000	679,094
Corporate Office Properties L.P. 3.600%, 05/15/23	1,100,000	1,016,906
CubeSmart L.P. 4.800%, 07/15/22 (a)	550,000	582,512
DCT Industrial Operating Partnership L.P. 4.500%, 10/15/23 (144A)	1,250,000	1,246,500
DDR Corp. 4.625%, 07/15/22	430,000	450,580
7.500%, 04/01/17	1,495,000	1,730,998
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	932,586
5.875%, 02/01/20 (a)	350,000	383,192
Goodman Funding Property, Ltd. 6.000%, 03/22/22 (144A)	800,000	881,521
6.375%, 04/15/21 (144A)	2,450,000	2,769,272
Health Care REIT, Inc. 4.500%, 01/15/24 (a)	900,000	926,907
Healthcare Realty Trust, Inc. 5.750%, 01/15/21	630,000	697,874
6.500%, 01/17/17	1,130,000	1,275,147
Highwoods Realty L.P. 3.625%, 01/15/23	1,525,000	1,443,388
Hospitality Properties Trust 5.000%, 08/15/22 (a)	2,080,000	2,162,909

Real Estate Investment Trusts—(Continued)
Mack-Cali Realty L.P. 3.150%, 05/15/23	1,000,000	887,859
Omega Healthcare Investors, Inc. 4.950%, 04/01/24 (144A)	3,120,000	3,053,775
Piedmont Operating Partnership L.P. 3.400%, 06/01/23 (a)	1,880,000	1,741,525
Senior Housing Properties Trust 6.750%, 04/15/20	2,235,000	2,526,518
Trust F/1401 5.250%, 12/15/24 (144A) (a)	940,000	937,650

		27,704,133

Retail—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	866,258	944,635

Savings & Loans—0.3%
Astoria Financial Corp. 5.000%, 06/19/17	1,700,000	1,831,922
Santander Holdings USA, Inc. 3.450%, 08/27/18	1,450,000	1,500,202

		3,332,124

Semiconductors—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	180,557
LDK Solar Co., Ltd. 10.000%, 02/28/14 (CNH) (c)	2,000,000	53,474

		234,031

Software—0.3%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	1,100,000	1,177,000
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	1,950,000	2,081,625
First Data Corp. 8.250%, 01/15/21 (144A) (a)	433,000	469,805

		3,728,430

Telecommunications—2.9%
Altice Financing S.A. 6.500%, 01/15/22 (144A)	1,250,000	1,318,750
CenturyLink, Inc. 6.450%, 06/15/21 (a)	700,000	752,500
7.600%, 09/15/39	700,000	665,875
Cincinnati Bell, Inc. 8.375%, 10/15/20 (a)	1,408,000	1,541,760
CommScope, Inc. 8.250%, 01/15/19 (144A)	498,000	539,085
Crown Castle Towers, LLC 4.883%, 08/15/20 (144A)	1,600,000	1,734,864
6.113%, 01/15/20 (144A)	785,000	899,853
Digicel, Ltd. 8.250%, 09/01/17 (144A) (a)	1,350,000	1,404,000

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Frontier Communications Corp. 8.500%, 04/15/20 (a)	1,775,000	$2,063,437
8.750%, 04/15/22	1,950,000	2,225,437
GCI, Inc. 8.625%, 11/15/19	370,000	395,900
GTP Acquisition Partners I LLC 7.628%, 06/15/16 (144A)	1,800,000	1,919,299
GTP Cellular Sites LLC 3.721%, 03/15/17 (144A)	592,094	620,650
GTP Towers Issuer LLC 4.436%, 02/15/15 (144A)	1,980,000	2,024,320
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	250,000	268,125
MetroPCS Wireless, Inc. 6.625%, 11/15/20	875,000	934,063
7.875%, 09/01/18 (a)	1,000,000	1,062,500
Oi S.A. 5.750%, 02/10/22 (144A) (a)	1,700,000	1,627,750
Ooredoo International Finance, Ltd. 6.500%, 06/10/14 (144A)	1,030,000	1,038,137
PAETEC Holding Corp. 9.875%, 12/01/18 (a)	500,000	548,750
Richland Towers Funding LLC / Management Funding 7.870%, 03/15/16 (144A)	625,000	659,346
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	820,976
Unison Ground Lease Funding LLC 2.981%, 03/15/20 (144A)	1,100,000	1,053,598
Verizon Communications, Inc. 6.550%, 09/15/43	2,950,000	3,589,958
VimpelCom Holdings B.V. 7.504%, 03/01/22 (144A)	2,500,000	2,534,000
9.000%, 02/13/18 (144A) (RUB)	72,000,000	1,965,923
WCP Wireless Site Funding LLC 6.829%, 11/15/15 (144A)	750,000	783,908
Windstream Corp. 6.375%, 08/01/23	265,000	258,375
7.750%, 10/15/20	1,615,000	1,732,087
8.125%, 09/01/18	400,000	425,000

		37,408,226

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	575,000	564,938

Transportation—0.4%
Far East Capital, Ltd. S.A. 8.000%, 05/02/18 (144A)	600,000	489,000
Golar LNG Partners L.P. 6.840%, 10/12/17 (NOK) (b)	6,000,000	1,044,624
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A) (a)	1,339,800	1,024,947
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	3,033,676

		5,592,247

Trucking & Leasing—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,145,686

Total Corporate Bonds & Notes (Cost $534,749,157)		557,520,339

U.S. Treasury & Government Agencies—12.2%

Agency Sponsored Mortgage - Backed—8.2%
Fannie Mae 10 Yr. Pool 4.000%, 08/01/19	563,599	596,561
4.000%, 12/01/19	191,909	203,180
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	173,584	183,540
4.000%, 08/01/18	186,644	197,321
4.000%, 03/01/19	221,718	234,404
5.000%, 02/01/20	89,900	96,470
5.000%, 10/01/20	427,608	460,835
5.000%, 12/01/21	37,284	40,143
5.000%, 02/01/22	15,475	16,692
5.000%, 06/01/22	37,413	40,359
5.000%, 09/01/22	295,719	314,714
5.000%, 07/01/23	241,465	260,109
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	127,797	141,022
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	945,014	913,737
3.500%, 11/01/40	3,486,763	3,510,377
3.500%, 12/01/42	1,142,871	1,151,588
3.500%, 07/01/43	3,048,444	3,069,067
3.500%, 02/01/44	3,390,713	3,413,651
4.000%, 12/01/40	1,257,098	1,312,339
4.000%, 07/01/41	1,275,365	1,327,326
4.000%, 12/01/41	876,979	911,868
4.000%, 01/01/42	965,212	1,003,557
4.000%, 04/01/42	869,658	904,193
4.000%, 12/01/42	123,236	128,123
4.500%, 03/01/35	90,555	96,705
4.500%, 07/01/35	173,664	185,430
4.500%, 05/01/39	3,667,138	3,943,745
4.500%, 11/01/40	6,045,047	6,454,008
4.500%, 12/01/40	924,224	991,077
4.500%, 05/01/41	363,793	388,376
4.500%, 07/01/41	4,559,937	4,888,247
4.500%, 11/01/41	569,586	608,403
4.500%, 12/01/41	141,989	151,384
4.500%, 11/01/43	944,755	1,013,200
4.500%, 12/01/43	765,246	820,778
5.000%, 01/01/39	976,833	1,063,312
5.000%, 06/01/40	421,292	460,590
5.000%, 07/01/40	361,680	394,784
5.000%, TBA (h)	5,800,000	6,323,360
6.000%, 03/01/32	849	957
6.000%, 07/01/37	68,949	76,670
6.000%, 07/01/38	607,418	675,586
6.500%, 07/01/31	363	408

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 10/01/31	633	$710
6.500%, 02/01/32	498	558
6.500%, 12/01/36	2,815	3,158
6.500%, 03/01/37	87,562	98,226
6.500%, 10/01/37	58,037	65,105
7.000%, 09/01/29	348	390
7.500%, 01/01/30	840	991
7.500%, 10/01/30	105	118
Fannie Mae Pool 4.000%, 04/01/42	564,386	586,804
Fannie Mae REMICS (CMO) 3.500%, 01/25/29 (i)	403,044	29,982
4.500%, 06/25/29	766,001	828,138
5.000%, 09/25/39	119,584	125,198
Freddie Mac 15 Yr. Gold Pool 3.500%, 11/01/28	1,872,827	1,968,718
4.500%, 11/01/18	91,469	96,672
5.000%, 12/01/21	138,707	149,969
5.500%, 10/01/16	1,095	1,164
6.000%, 06/01/17	14,422	15,222
Freddie Mac 30 Yr. Gold Pool 3.500%, 10/01/40	831,997	836,809
3.500%, TBA (h)	3,750,000	3,768,164
4.000%, 01/01/44	3,978,890	4,129,489
4.000%, TBA (h)	7,500,000	7,780,371
4.500%, TBA (h)	7,500,000	7,994,531
5.000%, 05/01/34	328,162	356,437
5.000%, 06/01/35	110,293	119,673
5.000%, 05/01/37	462,451	501,707
5.000%, 09/01/38	21,231	23,034
5.000%, 10/01/38	198,943	215,831
5.000%, 11/01/39	1,552,544	1,690,331
5.000%, 12/01/39	370,595	408,508
6.000%, 06/01/35	25,484	28,256
6.000%, 12/01/36	45,811	50,794
Freddie Mac REMICS (CMO) 5.000%, 06/15/34	264,783	268,556
FREMF Mortgage Trust 3.741%, 04/25/45 (144A) (b)	1,000,000	1,014,501
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/18	119,654	127,207
5.500%, 08/15/19	39,238	41,769
5.500%, 10/15/19	195,465	208,381
6.000%, 05/15/17	1,459	1,520
6.000%, 06/15/17	1,404	1,466
6.000%, 08/15/19	12,433	13,247
Ginnie Mae I 30 Yr. Pool 4.000%, TBA (h)	6,250,000	6,564,453
4.500%, 09/15/33	157,995	171,489
4.500%, 05/15/34	265,945	288,387
4.500%, 12/15/34	105,424	114,319
4.500%, 04/15/35	357,566	385,649
4.500%, 10/15/35	135,509	146,869
4.500%, 01/15/40	2,785,153	3,012,181
4.500%, 09/15/40	549,803	594,684

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.500%, 07/15/41	856,066	935,696
4.500%, 08/15/41	895,828	966,641
5.000%, 05/15/34	1,285,996	1,419,334
5.000%, 04/15/35	16,462	18,154
5.500%, 01/15/34	103,916	118,137
5.500%, 04/15/34	42,062	47,027
5.500%, 07/15/34	205,890	230,311
5.500%, 10/15/34	133,599	149,366
5.500%, 06/15/35	48,500	54,301
5.500%, 11/15/35	61,166	68,086
5.750%, 10/15/38	147,609	163,588
6.000%, 02/15/24	2,415	2,701
6.000%, 11/15/28	1,493	1,672
6.000%, 02/15/33	3,175	3,644
6.000%, 03/15/33	14,191	16,066
6.000%, 06/15/33	12,701	14,468
6.000%, 07/15/33	11,513	13,084
6.000%, 09/15/33	12,978	14,534
6.000%, 10/15/33	6,763	7,782
6.000%, 08/15/34	43,330	48,526
6.500%, 03/15/29	4,278	4,822
6.500%, 02/15/32	1,994	2,252
6.500%, 03/15/32	2,020	2,344
6.500%, 11/15/32	5,864	6,659
7.000%, 05/15/23	2,936	2,946
7.000%, 03/15/31	350	393
Ginnie Mae II 30 Yr. Pool 4.500%, 09/20/41	898,621	968,874
5.000%, 08/20/34	147,440	162,223
5.500%, 03/20/34	16,528	18,465
6.000%, 05/20/32	23,755	26,784
6.000%, 11/20/33	27,820	32,017
Government National Mortgage Association 1.029%, 02/16/53 (b) (i)	9,217,420	730,683
1.050%, 03/16/53 (b) (i)	6,200,943	472,003
1.067%, 09/16/52 (b) (i)	9,367,505	766,702
1.084%, 08/16/52 (b) (i)	9,610,667	661,762
4.973%, 04/16/42	263,683	280,936
Government National Mortgage Association (CMO) 3.000%, 04/20/41	1,376,633	1,423,831
4.500%, 09/20/39	2,235,000	2,373,559

		106,028,305

U.S. Treasury—4.0%
U.S. Treasury Bonds 2.875%, 05/15/43 (a)	8,000,000	6,982,496
4.250%, 05/15/39 (a)	3,110,000	3,520,616
4.375%, 02/15/38 (a)	1,727,000	1,990,637
4.375%, 11/15/39 (a)	455,000	525,241
4.500%, 02/15/36	1,610,000	1,889,738
4.500%, 05/15/38 (a)	4,704,000	5,522,788
4.500%, 08/15/39	8,590,000	10,103,987
5.000%, 05/15/37	289,000	362,966

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
5.375%, 02/15/31	1,750,000	$2,238,633
6.250%, 08/15/23 (a)	87,000	113,562
U.S. Treasury Notes 1.750%, 05/15/23 (a)	4,000,000	3,705,624
3.125%, 05/15/19	13,500,000	14,399,653

		51,355,941

Total U.S. Treasury & Government Agencies (Cost $154,042,392)		157,384,246

Floating Rate Loans (b)—9.5%

Advertising—0.2%
Affinion Group, Inc. Term Loan B, 6.750%, 10/10/16	1,349,475	1,332,410
inVentiv Health, Inc. Term Loan, 7.500%, 08/04/16	920,179	922,710

		2,255,120

Aerospace/Defense—0.3%
DAE Aviation Holdings, Inc. Term Loan B1, 5.000%, 11/02/18	1,427,699	1,451,798
Term Loan B2, 5.000%, 11/02/18	647,225	658,150
Digital Global, Inc. Term Loan B, 3.750%, 01/31/20	942,480	945,034
DynCorp International LLC Term Loan B, 6.250%, 07/07/16	215,922	217,812
Hunter Defense Technologies, Inc. 1st Lien Term Loan, 3.483%, 08/22/14	502,048	465,650

		3,738,444

Airlines—0.1%
Allegiant Travel Co. Term Loan B, 6.500%, 03/10/17	970,000	974,850
Delta Air Lines, Inc. Term Loan B1, 3.500%, 10/18/18	987,500	989,584

		1,964,434

Auto Manufacturers—0.3%
ASP HHI Acquisition Co., Inc. Term Loan, 5.000%, 10/05/18	517,216	520,449
Chrysler Group LLC Term Loan B, 3.500%, 05/24/17	3,029,338	3,033,442

		3,553,891

Auto Parts & Equipment—0.6%
Federal-Mogul Corp. Term Loan B, 2.098%, 12/29/14	484,691	483,600
Term Loan C, 2.098%, 12/28/15	284,479	283,838
Gates Investments, Inc. Term Loan B2, 3.750%, 09/29/16	287,295	288,226
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.750%, 04/30/19	750,000	755,310

Auto Parts & Equipment—(Continued)
Metaldyne Co. LLC Term Loan, 4.250%, 12/18/18	167,875	168,966
Remy International, Inc. Term Loan B, 4.250%, 03/05/20	614,014	618,239
TI Group Automotive Systems LLC Term Loan B, 5.500%, 03/28/19	1,238,044	1,244,235
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	2,516,019	2,514,447
UCI International, Inc. Term Loan B, 5.500%, 07/26/17	967,500	974,350

		7,331,211

Building Materials—0.2%
Preferred Proppants LLC (c) Term Loan B, 11.750%, 12/15/16	2,876,200	2,336,912
U.S. Silica Co. Term Loan B, 4.000%, 07/17/20	364,744	366,493

		2,703,405

Capital Markets—0.0%
Ozburn-Hessey Holding Co. LLC Term Loan, 6.750%, 05/23/19	585,575	590,456

Chemicals—0.4%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 4.000%, 02/01/20	2,322,450	2,327,455
Chemtura Corp. Term Loan B, 3.500%, 08/27/16	423,034	426,735
Huntsman International LLC Extended Term Loan B, 2.696%, 04/19/17	151,603	152,077
Univar, Inc. Term Loan B, 5.000%, 06/30/17	957,362	956,099
WR Grace & Co. Delayed Draw Term Loan, 0.500%, 02/03/21 (j)	192,572	192,432
Term Loan, 3.000%, 01/31/21	539,201	538,807

		4,593,605

Coal—0.1%
SunCoke Energy, Inc. Term Loan B, 4.000%, 07/26/18	113,461	113,886
Walter Energy, Inc. Term Loan B, 7.250%, 04/02/18	611,362	592,211

		706,097

Commercial Services—0.4%
Interactive Data Corp. Term Loan B, 3.750%, 02/11/18	1,135,514	1,135,514
Laureate Education, Inc. Term Loan B, 0.000%, 06/15/18 (k)	478,777	475,037
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	694,724	696,245
ON Assignment, Inc. Term Loan B, 3.500%, 04/30/20	593,392	593,763

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Scitor Corp. Term Loan B, 5.000%, 02/15/17	463,977	$460,497
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,277,347	1,269,364
WCA Waste Corp. Term Loan, 4.000%, 03/23/18	651,700	654,349

		5,284,769

Computers—0.2%
Expert Global Solutions, Inc. Term Loan B, 8.500%, 04/03/18	2,286,292	2,237,709
TASC, Inc. Term Loan B, 4.500%, 12/18/15	718,375	677,966

		2,915,675

Distribution/Wholesale—0.1%
WESCO Distribution, Inc. Term Loan B, 3.750%, 12/12/19	787,623	792,054

Diversified Consumer Services—0.1%
Darling International Inc. Term Loan B, 3.500%, 01/06/21 (EUR)	985,000	1,363,770

Diversified Financial Services—0.3%
Ocwen Financial Corp. Term Loan, 5.000%, 02/15/18	2,762,100	2,778,783
RPI Finance Trust Term Loan B3, 3.250%, 11/09/18	1,380,222	1,388,849

		4,167,632

Electric—0.4%
AES Corp. Term Loan B, 3.750%, 06/01/18	1,096,194	1,102,020
Calpine Construction Finance Co. L.P. Term Loan B1, 3.000%, 05/03/20	1,166,188	1,148,986
Calpine Corp. Term Loan B1, 4.000%, 04/02/18	1,193,100	1,198,487
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	899,724	892,941
NSG Holdings LLC New Term Loan, 3.750%, 12/11/19	689,465	692,050

		5,034,484

Electrical Components & Equipment—0.0%
Pelican Products, Inc. 1st Lien Term Loan, 7.250%, 07/11/18	594,413	598,870

Electronics—0.1%
Aeroflex, Inc. Term Loan B, 4.500%, 11/11/19	882,435	889,790
Dealer Computer Services, Inc. Term Loan B, 2.153%, 04/21/16	57,258	57,437

		947,227

Entertainment—0.1%
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	769,188	772,191
Six Flags Theme Parks, Inc. Term Loan B, 3.500%, 12/20/18	701,925	706,225

		1,478,416

Environmental Control—0.1%
Waste Industries USA., Inc. Term Loan B, 4.000%, 03/17/17	695,703	697,874

Food—0.1%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	222,188	223,519
Big Heart Pet Brands Term Loan, 3.500%, 03/08/20	458,535	457,964
Pinnacle Foods Finance LLC Term Loan G, 3.250%, 04/29/20	980,100	976,704

		1,658,187

Forest Products & Paper—0.2%
Appvion, Inc. 1st Lien Term Loan, 5.750%, 06/28/19	1,885,750	1,906,672
Exopack LLC Term Loan B, 5.250%, 05/08/19	802,988	813,776

		2,720,448

Healthcare-Products—0.1%
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	1,535,929	1,544,569

Healthcare-Services—1.0%
Accentcare, Inc. Term Loan B, 6.500%, 12/22/16	491,021	306,888
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	744,376	746,472
Ardent Medical Services, Inc. Term Loan, 6.750%, 07/02/18	424,625	427,544
Gentiva Health Services, Inc. Term Loan B, 6.500%, 10/18/19	2,793,000	2,766,229
HCA, Inc. Extended Term Loan B4, 2.984%, 05/01/18	104,286	104,378
Term Loan B5, 2.903%, 03/31/17	250,099	250,288
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	703,409	707,147
IMS Health, Inc. Term Loan, 3.750%, 03/17/21	639,118	638,949
Kindred Healthcare, Inc. Term Loan B, 4.250%, 06/01/18	1,579,713	1,585,637
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	438,938	442,230
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	319,123	321,516

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Select Medical Corp. Term Loan B, 3.750%, 06/01/18	387,982	$390,568
Surgical Care Affiliates LLC Incremental Term Loan, 4.250%, 06/29/18	2,436,588	2,442,679
Universal Health Services, Inc. Term Loan B, 2.405%, 11/15/16	372,969	375,296
Virtual Radiologic Corp. Term Loan A, 7.250%, 12/22/16	1,306,125	804,900

		12,310,721

Home Builders—0.0%
Hillman Companies, Inc. Term Loan B, 3.976%, 05/29/17	264,844	266,223

Home Furnishings—0.1%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	1,648,719	1,644,861

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	664,796	665,331

Industrial Conglomerates—0.1%
Mirror BidCo Corp. Term Loan, 4.250%, 12/27/19	1,214,656	1,219,211

Insurance—0.7%
Alliant Holdings I, Inc. Term Loan B, 4.250%, 12/20/19	487,880	491,334
CNO Financial Group, Inc. Term Loan B2, 3.750%, 09/20/18	834,479	837,090
Confie Seguros Holding II Co. Term Loan, 5.750%, 11/09/18	3,371,152	3,384,636
USI, Inc. Term Loan B, 4.250%, 12/27/19	4,552,548	4,578,179

		9,291,239

Machinery—0.1%
Paladin Brands Holding, Inc. Term Loan B, 6.750%, 08/16/19	987,500	994,289

Machinery-Construction & Mining—0.0%
Terex Corp. Term Loan, 3.500%, 04/28/17	315,453	317,227

Media—0.2%
Cengage Learning Acquisitions, Inc. Non Extended Term Loan, 0.000%, 07/03/14 (c)	730,620	697,742
Charter Communications Operating LLC Term Loan F, 3.000%, 01/03/21	1,116,563	1,108,250
HMH Holding, Inc. Term Loan, 4.250%, 05/22/18	406,700	409,242
Kasima LLC Term Loan B, 3.250%, 05/17/21	478,125	475,734

Media—(Continued)
WideOpenWest Finance LLC Term Loan B, 4.750%, 04/01/19	559,085	560,745

		3,251,713

Mining—0.2%
Novelis, Inc. Term Loan, 3.750%, 03/10/17	798,207	798,990
Waupaca Foundry, Inc. Term Loan, 4.000%, 06/29/17	1,752,316	1,763,267

		2,562,257

Oil & Gas—0.5%
Drillships Financing Holdings, Inc. Term Loan B1, 6.000%, 03/31/21	945,250	965,337
Fieldwood Energy LLC 2nd Lien Term Loan, 8.125%, 09/30/20	1,000,000	1,044,065
Frac Tech International LLC Term Loan B, 8.500%, 05/06/16	618,769	630,832
Glenn Pool Oil & Gas Trust Term Loan, 4.500%, 05/02/16	1,050,146	1,065,898
Samson Investments Co. 2nd Lien Term Loan, 5.000%, 09/25/18	2,200,000	2,224,750

		5,930,882

Packaging & Containers—0.1%
BWAY Holding Co., Inc. Term Loan B, 4.500%, 08/07/17	222,188	223,473
Ranpak Corp. 1st Lien Term Loan, 4.500%, 04/23/19	510,829	515,299
Reynolds Group Holdings, Inc. Term Loan, 4.000%, 12/01/18	246,881	247,984

		986,756

Pharmaceuticals—0.4%
Grifols Worldwide Operations USA, Inc. Term Loan B, 0.000%, 02/27/21 (k)	1,020,000	1,020,694
Par Pharmaceutical Cos., Inc. Term Loan B2, 4.000%, 09/30/19	1,869,801	1,874,990
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 12/11/19	394,000	395,674
Term Loan B, 3.750%, 08/05/20	1,264,409	1,269,941

		4,561,299

Retail—0.1%
DineEquity, Inc. Term Loan B2, 3.750%, 10/19/17	292,536	294,108
Pilot Travel Centers LLC Term Loan B, 3.750%, 03/30/18	669,759	673,308
Wendy’s International, Inc. Term Loan B, 3.250%, 05/15/19	792,468	790,903

		1,758,319

Semiconductors & Semiconductor Equipment—0.0%
Microsemi Corp. Term Loan B1, 3.250%, 02/19/20	352,229	351,965

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Software—0.4%
Cinedigm Digital Funding I LLC Term Loan, 3.750%, 04/29/16	278,421	$278,943
Epiq Systems, Inc. Term Loan B, 4.250%, 08/27/20	696,500	698,241
First Data Corp. Extended Term Loan, 4.155%, 03/24/21	28,291	28,392
Extended Term Loan B, 4.155%, 03/23/18	372,933	374,527
MedAssets, Inc. Term Loan B, 4.000%, 12/13/19	262,813	264,128
Nuance Communications, Inc. Term Loan C, 2.910%, 08/07/19	720,597	714,742
Rovi Solutions Corp. Term Loan B3, 3.500%, 03/29/19	922,258	921,106
Verint Systems, Inc. Term Loan, 3.500%, 09/06/19	1,796,480	1,796,255
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	361,778	363,361

		5,439,695

Specialty Retail—0.1%
Camping World, Inc. Term Loan, 5.750%, 02/20/20	1,242,188	1,253,057

Telecommunications—0.9%
Cincinnati Bell, Inc. Term Loan B, 4.000%, 09/10/20	1,437,775	1,441,075
CommScope, Inc. Term Loan B3, 2.733%, 01/21/17	221,055	221,746
Term Loan B4, 3.250%, 01/26/18	331,583	331,790
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	952,800	949,227
Telesat Canada Term Loan B2, 3.500%, 03/28/19	2,554,695	2,550,965
Virgin Media Investment Holdings, Ltd. Term Loan B, 3.500%, 06/08/20	4,285,000	4,279,451
Ziggo NV Term Loan B1, 0.000%, 01/15/22 (k)	471,479	467,059
Term Loan B2, 0.000%, 01/15/22 (k)	303,830	300,981
Term Loan B3, 0.000%, 01/15/22 (k)	499,691	495,007

		11,037,301

Transportation—0.1%
Swift Transportation Co., Inc. Term Loan B1, 2.905%, 12/21/16	861,912	867,838
Term Loan B2, 4.000%, 12/21/17	320,475	324,215

		1,192,053

Total Floating Rate Loans (Cost $121,567,829)		121,675,037

Mortgage-Backed Securities—9.1%

Collateralized Mortgage Obligations—5.4%
American Home Mortgage Investment Trust 2.330%, 06/25/45 (b)	654,437	662,716

Collateralized Mortgage Obligations—(Continued)
Banc of America Alternative Loan Trust 5.000%, 07/25/19	772,437	785,842
5.250%, 05/25/34	500,400	507,400
5.500%, 01/25/20	502,215	509,574
5.500%, 09/25/33	659,638	686,913
5.750%, 04/25/33	694,105	763,746
6.000%, 03/25/34	945,166	977,827
6.000%, 04/25/34	262,137	265,658
6.000%, 11/25/34	295,768	296,278
Banc of America Funding Corp. Trust 0.286%, 08/26/36 (144A) (b)	461,596	457,145
5.500%, 01/25/36	856,743	856,264
Banc of America Mortgage Securities, Inc. 2.701%, 06/25/34 (b)	218,192	219,238
2.773%, 09/25/33 (b)	494,414	494,646
2.824%, 10/25/33 (b)	1,093,862	1,109,099
2.938%, 01/25/35 (b)	125,682	125,992
4.750%, 10/25/20	28,063	28,118
5.099%, 09/25/35 (b)	283,745	283,420
5.750%, 01/25/35	799,222	839,201
Bayview Opportunity Master Fund Trust IIB L.P. 2.981%, 01/28/33 (144A) (b)	489,171	486,774
BCAP LLC Trust 2.465%, 12/27/34 (144A) (b)	242,134	243,498
Bear Stearns Adjustable Rate Mortgage Trust 4.844%, 02/25/35 (b)	266,041	269,271
Bear Stearns ALT-A Trust 0.654%, 03/25/35 (b)	122,426	118,081
2.619%, 10/25/33 (b)	266,997	267,199
Bear Stearns Asset Backed Securities Trust 4.750%, 10/25/33	1,751,372	1,838,782
Charlie Mac Trust 5.000%, 10/25/34	156,209	156,172
Chase Mortgage Finance Trust 5.000%, 10/25/33	76,827	78,429
Citicorp Mortgage Securities, Inc. 5.000%, 02/25/36	84,814	89,418
5.500%, 02/25/22	19,793	20,064
Citigroup Mortgage Loan Trust, Inc. 1.159%, 09/25/37 (144A) (b)	1,419,838	1,419,776
2.626%, 09/25/35 (b)	285,626	281,559
Citigtoup Mortgage Loan Trust 4.000%, 01/25/35 (144A) (b)	776,813	806,881
Countrywide Alternative Loan Trust 0.554%, 03/25/34 (b)	59,343	58,989
5.125%, 03/25/34	218,196	219,212
5.250%, 09/25/33	728,041	773,170
5.500%, 01/25/35	454,510	470,966
5.500%, 03/25/35	614,800	544,156
5.750%, 12/25/33	1,229,257	1,286,793
5.750%, 03/25/34	618,295	625,192
Countrywide Alternative Loan Trust Resecuritization 4.250%, 09/25/33	341,834	354,252

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust 3.010%, 09/25/33 (b)	4,124	$3,965
5.500%, 03/25/34	244,860	254,986
5.500%, 08/25/35	514,382	510,270
Credit Suisse First Boston Mortgage Securities Corp.
2.553%, 11/25/33 (b)	443,741	444,315
5.000%, 08/25/20	153,405	153,350
Credit Suisse Mortgage Capital Certificates 1.154%, 11/26/37 (144A) (b)	511,190	500,434
Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust 5.000%, 04/25/37	162,182	161,404
Credit Suisse Mortgage Capital Certificates Trust 3.428%, 06/25/50 (144A) (b)	1,180,673	1,177,649
Del Coronado Trust 2.105%, 03/15/26 (144A) (b)	484,000	481,132
First Horizon Mortgage Pass-Through Trust 5.253%, 10/25/34 (b)	337,240	332,773
Global Mortgage Securitization, Ltd.
0.424%, 04/25/32 (b)	1,716,026	1,644,161
5.250%, 04/25/32	630,191	619,138
GMAC Mortgage Corp. Loan Trust 4.605%, 05/25/35 (b)	483,446	461,037
GSR Mortgage Loan Trust
5.719%, 02/25/34 (b)	172,619	166,681
6.000%, 02/25/35	526,747	543,070
Impac CMB Trust
0.674%, 04/25/35 (b)	899,215	831,970
0.794%, 09/25/34 (b)	386,919	365,041
0.874%, 10/25/34 (b)	329,441	317,570
0.894%, 11/25/34 (b)	1,853,745	1,746,187
0.914%, 01/25/35 (b)	587,616	524,525
0.954%, 10/25/34 (b)	555,328	534,782
Impac Secured Assets Trust
0.354%, 12/25/36 (b)	842,114	774,610
0.504%, 08/25/36 (b)	926,271	906,402
Jefferies Resecuritization Trust 2.521%, 05/26/37 (144A) (b)	202,998	202,772
JPMorgan Mortgage Trust
2.258%, 07/25/35 (b)	280,093	280,920
3.500%, 05/25/43 (144A) (b)	671,244	658,274
3.500%, 01/25/44 (144A) (b)	700,000	691,700
3.723%, 05/25/43 (144A) (b)	662,824	628,198
6.000%, 09/25/34	723,433	761,827
MASTR Alternative Loan Trust
5.500%, 10/25/19	532,156	545,442
5.500%, 02/25/35	813,359	825,891
6.000%, 07/25/34	1,257,253	1,307,702
6.027%, 01/25/35 (b)	313,809	332,900
MASTR Seasoned Securities Trust
6.639%, 09/25/32 (b)	422,741	442,113
Merrill Lynch Mortgage Investors Trust
2.380%, 10/25/35 (b)	216,496	219,736
2.479%, 02/25/35 (b)	1,253,521	1,246,047

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Re-REMIC Trust
5.000%, 11/26/36 (144A)	2,100,000	2,118,520
MortgageIT Trust
0.934%, 11/25/34 (b)	1,777,090	1,710,724
Nationstar Mortgage Loan Trust 3.750%, 12/25/52 (144A) (b)	889,026	912,313
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.500%, 08/25/33	522,867	545,852
PHH Mortgage Capital LLC 6.600%, 12/25/27 (144A)	353,537	359,374
RALI Trust
0.704%, 07/25/33 (b)	677,196	643,144
0.724%, 06/25/33 (b)	694,840	659,481
0.754%, 04/25/33 (b)	1,617,624	1,449,192
RESI Finance L.P. 1.554%, 09/10/35 (144A) (b)	724,893	641,524
Residential Accredit Loans, Inc. Trust
0.754%, 04/25/34 (b)	225,688	221,472
4.750%, 04/25/34	343,988	355,422
5.000%, 03/25/19	93,764	97,028
5.500%, 09/25/32	181,936	185,953
5.500%, 12/25/34	524,854	534,964
5.750%, 04/25/34	450,000	461,371
Residential Asset Securitization Trust
0.604%, 10/25/34 (b)	479,592	436,892
5.500%, 02/25/35	213,694	218,019
5.500%, 07/25/35	612,119	609,080
RFMSI Trust 5.250%, 07/25/35	758,345	783,281
Sequoia Mortgage Trust
0.357%, 05/20/35 (b)	867,621	800,411
0.377%, 03/20/35 (b)	368,342	325,151
0.777%, 09/20/33 (b)	309,664	309,152
2.250%, 06/25/43 (b)	621,364	588,053
3.000%, 06/25/43 (b)	1,062,504	992,940
3.000%, 06/25/43 (b)	631,772	579,884
Spirit Master Funding LLC 5.740%, 03/20/25 (144A)	179,279	183,950
Springleaf Mortgage Loan Trust 5.300%, 12/25/59 (144A) (b)	175,000	181,198
Structured Adjustable Rate Mortgage Loan Trust
2.451%, 07/25/34 (b)	759,626	756,257
2.498%, 02/25/34 (b)	275,388	278,789
2.863%, 03/25/34 (b)	209,711	212,897
Structured Asset Mortgage Investments Trust 0.896%, 12/19/33 (b)	791,798	756,878
Structured Asset Securities Corp. Mortgage Certificates 2.674%, 10/25/33 (b)	723,587	729,411
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.515%, 06/25/33 (b)	635,995	642,128
Structured Asset Securities Corp. Trust 6.000%, 08/25/35	358,015	335,367

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust
1.630%, 03/25/44 (b)	857,128	$839,763
2.300%, 06/25/43 (b)	663,141	657,384
2.614%, 03/25/44 (b)	584,818	583,419
VOLT XV LLC 3.222%, 05/27/53 (144A)	253,046	248,618
WaMu Mortgage Pass-Through Certificates Trust
0.578%, 10/25/44 (b)	108,332	103,058
2.404%, 01/25/35 (b)	2,860,653	2,873,766
2.415%, 08/25/34 (b)	98,505	98,692
2.439%, 06/25/34 (b)	78,409	79,879
Wells Fargo Mortgage Backed Securities Trust
2.614%, 06/25/35 (b)	588,530	588,476
2.621%, 10/25/34 (b)	321,657	330,859
4.993%, 04/25/35 (b)	71,568	72,854
5.500%, 10/25/35	33,207	33,187

		69,002,712

Commercial Mortgage-Backed Securities—3.7%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	1,300,000	1,303,620
Bayview Commercial Asset Trust
1.154%, 01/25/35 (144A) (b)	390,654	355,266
3.855%, 09/25/37 (144A) (i)	8,711,093	522,666
4.695%, 07/25/37 (144A) (i)	6,022,973	90,345
Bear Stearns Commercial Mortgage Securities Trust 7.419%, 10/15/36 (144A) (b)	230,926	233,158
Commercial Mortgage Pass-Through Certificates
0.285%, 12/15/20 (144A) (b)	121,181	120,621
0.335%, 06/15/22 (144A) (b)	377,995	374,706
2.436%, 10/15/45	690,000	672,978
2.822%, 10/15/45	450,000	430,609
2.941%, 01/10/46	1,350,000	1,294,827
3.147%, 08/15/45	550,000	540,816
4.814%, 07/17/28 (144A) (b)	113,020	113,054
4.934%, 12/10/44 (b)	300,000	321,264
6.850%, 08/15/33 (144A) (b)	42,028	40,808
Credit Suisse Commercial Mortgage Trust 5.361%, 02/15/40	2,304,280	2,448,979
DBUBS Mortgage Trust
5.418%, 08/10/44 (144A) (b)	1,400,000	1,556,803
5.558%, 11/10/46 (144A) (b)	600,000	666,610
FREMF Mortgage Trust
3.197%, 03/25/45 (144A) (b)	700,000	693,090
3.487%, 11/25/46 (144A) (b)	800,000	813,656
3.819%, 06/25/47 (144A) (b)	420,000	413,090
3.883%, 01/25/47 (144A) (b)	1,200,000	1,192,188
4.037%, 05/25/45 (144A) (b)	988,000	936,201
4.287%, 07/25/48 (144A) (b)	1,825,000	1,885,031
4.348%, 01/25/46 (144A) (b)	765,000	785,200
4.616%, 11/25/49 (144A) (b)	1,050,000	1,095,818
4.887%, 07/25/44 (144A) (b)	900,000	961,208
5.160%, 02/25/47 (144A) (b)	400,000	429,288

Commercial Mortgage-Backed Securities—(Continued)
FREMF Mortgage Trust
5.193%, 09/25/45 (144A) (b)	900,000	970,223
5.239%, 09/25/43 (144A) (b)	400,000	432,626
5.435%, 04/25/20 (144A) (b)	600,000	661,369
GE Business Loan Trust 0.325%, 04/16/35 (144A) (b)	503,009	455,238
GS Mortgage Securities Corp. II
3.682%, 02/10/46 (144A)	750,000	728,783
4.782%, 07/10/39	1,084,887	1,111,328
GS Mortgage Securities Trust
3.135%, 06/10/46	1,250,000	1,211,473
3.377%, 05/10/45	1,000,000	1,011,081
5.560%, 11/10/39	800,000	872,699
Irvine Core Office Trust 3.174%, 05/15/48 (144A) (b)	1,250,000	1,214,171
JPMorgan Chase Commercial Mortgage Securities Trust
0.515%, 11/15/18 (144A) (b)	602,399	572,039
1.955%, 04/15/28 (144A) (b)	1,100,000	1,102,646
3.616%, 11/15/43 (144A)	1,000,000	1,058,891
3.977%, 10/15/45 (144A) (b)	700,000	699,021
4.650%, 07/15/28 (144A) (b)	850,000	854,502
5.509%, 11/15/43 (144A) (b)	300,000	332,078
5.623%, 05/12/45	730,000	734,818
6.032%, 02/15/51 (b)	1,350,000	1,326,769
LB-UBS Commercial Mortgage Trust 5.616%, 10/15/35 (144A) (b)	40,757	40,784
Lehman Brothers Floating Rate Commercial Mortgage Trust 1.055%, 06/15/22 (144A) (b)	116,036	115,975
Lehman Brothers Small Balance Commercial Mortgage Trust
0.354%, 09/25/36 (144A) (b)	394,878	363,905
0.404%, 02/25/30 (144A) (b)	1,011,592	899,913
0.404%, 09/25/30 (144A) (b)	403,402	376,527
1.104%, 10/25/37 (144A) (b)	262,328	260,422
LSTAR Commercial Mortgage Trust 5.381%, 06/25/43 (144A) (b)	942,000	992,292
Morgan Stanley Capital I Trust
5.073%, 08/13/42 (b)	600,000	622,224
5.406%, 03/15/44	62,000	67,508
5.569%, 12/15/44	750,000	811,642
NorthStar Mortgage Trust 4.413%, 08/25/29 (144A) (b)	800,000	811,362
ORES NPL LLC 3.081%, 09/25/25 (144A)	975,387	975,414
Resource Capital Corp. Ltd. 2.305%, 12/15/28 (144A) (b)	2,000,000	2,000,000
Timberstar Trust
5.668%, 10/15/36 (144A)	540,000	584,981
7.530%, 10/15/36 (144A)	1,549,000	1,579,319
Wells Fargo Commercial Mortgage Trust 5.586%, 11/15/43 (144A) (b)	950,000	1,046,781

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
5.248%, 06/15/44 (144A) (b)	400,000	$418,668
5.392%, 02/15/44 (144A) (b)	250,000	271,197

		47,880,569

Total Mortgage-Backed Securities (Cost $114,010,765)		116,883,281

Municipals—5.8%
Baylor University 4.313%, 03/01/42	800,000	751,312
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33 (b)	3,360,000	3,627,322
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project 5.750%, 09/01/28	625,000	634,506
California Educational Facilities Authority Revenue 5.000%, 06/01/43	1,470,000	1,794,091
Charleston SC, Waterworks & Sewer Revenue Capital Improvement 5.000%, 01/01/41	1,975,000	2,125,673
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport 5.600%, 07/01/27	1,000,000	1,002,230
Connecticut State Health & Educational, Facility Authority Revenue, Yale University 5.000%, 07/01/40	2,000,000	2,154,080
Gulf Coast Waste Disposal Authority 5.200%, 05/01/28	945,000	985,493
Hampton Roads Sanitation District VA, Wastewater Revenue 5.000%, 04/01/38	550,000	584,722
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax 5.000%, 11/01/41	1,200,000	1,276,128
Houston TX, Higher Education Finance Corp. Revenue Rice University Project 5.000%, 05/15/40	1,000,000	1,085,930
Illinois Finance Authority 5.000%, 10/01/51	800,000	823,152
Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	714,919
JobsOhio Beverage System
3.985%, 01/01/29	2,990,000	2,882,001
4.532%, 01/01/35	760,000	733,233
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,713,029
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
5.250%, 04/01/37	1,350,000	1,446,970
5.375%, 04/01/41	400,000	429,984
Massachusetts State Development Finance Agency Revenue Harvard University 5.000%, 10/15/40	800,000	877,360
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University 5.500%, 11/15/36	4,300,000	4,962,501
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
5.500%, 07/01/32	950,000	1,213,501
6.000%, 07/01/36	675,000	790,628
Missouri State Health & Educational Facilities Authority Revenue Washington University 5.000%, 11/15/39	1,900,000	2,051,145
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital 6.500%, 01/01/41	600,000	660,300
New Jersey Economic Development Authority Lease Revenue Zero Coupon, 02/15/18	3,400,000	3,077,986
New Jersey State Transportation Trust Fund Authority Transportation Systems 5.500%, 06/15/41	2,000,000	2,178,120
New York City Transitional Finance Authority Revenue Future Tax Secured 5.000%, 11/01/33	300,000	329,370
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University 5.000%, 10/01/41	2,040,000	2,215,216
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University 5.000%, 07/01/35	175,000	190,318
5.000%, 07/01/40	1,200,000	1,286,208
New York State Dormitory Authority, Taxable, General Purpose Bonds 5.000%, 12/15/30	1,150,000	1,278,363
North East Independent School District. 5.250%, 02/01/31	640,000	789,811
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	430,831
Port of Corpus Christi Authority TX Celanese Project 6.700%, 11/01/30	1,500,000	1,503,105
San Francisco CA Public Utilities Commission Water Revenue 5.000%, 11/01/37	2,470,000	2,649,569
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects 6.250%, 11/01/33	800,000	865,072
South Carolina State Public Service Authority 5.000%, 12/01/43	3,100,000	3,247,870

MIST-307

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Southwest Independent School District 5.000%, 02/01/38	710,000	$771,692
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. 5.125%, 06/01/37	1,710,000	1,788,968
State of California 3.380%, 05/15/28	1,200,000	1,110,516
State of Florida 4.000%, 06/01/27	1,375,000	1,443,324
State of Minnesota 4.000%, 10/01/33	3,000,000	3,083,610
State of Virginia 5.000%, 06/01/43	900,000	1,001,259
State of Washington 3.000%, 07/01/28	450,000	415,737
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project 5.600%, 12/01/35	1,670,000	1,694,966
Tarrant Regional Water District 5.000%, 03/01/52	1,300,000	1,377,415
Texas A&M University Permanent University Fund 5.000%, 07/01/30	530,000	608,668
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,613,074
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/30	750,000	765,330
5.000%, 12/15/31	1,550,000	1,575,032
University of Texas System 5.000%, 08/15/43	395,000	430,159
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable 5.000%, 08/01/39	1,050,000	1,133,359
Wisconsin State General Reserve 5.750%, 05/01/33	134,000	150,427
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project 4.900%, 03/01/28	300,000	305,967

Total Municipals (Cost $71,791,532)		74,631,552

Foreign Government—5.4%

Municipal—0.3%
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/28 (144A)	3,000,000	2,902,500
Province of Salta Argentina 9.500%, 03/16/22 (144A)	847,080	802,185

		3,704,685

Regional Government—0.4%
Queensland Treasury Corp.
5.750%, 07/22/24 (AUD)	3,000,000	3,034,663
6.000%, 07/21/22 (AUD)	2,500,000	2,574,118

		5,608,781

Sovereign—4.7%
Brazilian Government International Bond 10.250%, 01/10/28 (BRL)	3,250,000	1,489,643
Croatia Government International Bond 5.500%, 04/04/23 (144A) (a)	1,300,000	1,313,650
Ghana Government Bonds
19.240%, 05/30/16 (GHS)	3,200,000	1,081,906
26.000%, 06/05/17 (GHS)	900,000	340,892
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	4,898,000,000	347,128
7.000%, 05/15/22 (IDR)	4,500,000,000	372,359
7.000%, 05/15/27 (IDR)	4,400,000,000	340,845
8.250%, 06/15/32 (IDR)	32,495,000,000	2,767,510
IPIC GMTN, Ltd. 5.500%, 03/01/22 (144A) (a)	1,680,000	1,898,400
Ireland Government Bond 5.000%, 10/18/20 (EUR)	1,820,000	2,940,236
Mexican Bonos
6.500%, 06/09/22 (MXN)	53,750,000	4,242,777
7.500%, 06/03/27 (MXN)	59,000,000	4,914,288
Mexican Udibonos
2.000%, 06/09/22 (MXN)	18,676,655	1,379,978
3.500%, 12/14/17 (MXN)	19,705,672	1,612,678
Nigeria Government Bond 16.000%, 06/29/19 (NGN)	453,000,000	2,947,113
Nigeria Treasury Bill 11.545%, 04/10/14 (NGN) (l)	5,000,000	30,216
Norwegian Government Bonds
2.000%, 05/24/23 (NOK)	10,000,000	1,559,838
4.250%, 05/19/17 (NOK)	42,440,000	7,627,619
4.500%, 05/22/19 (NOK)	17,550,000	3,258,946
5.000%, 05/15/15 (NOK)	28,950,000	5,023,293
Poland Government International Bond 4.000%, 01/22/24	1,325,000	1,331,956
Republic of Ghana 7.875%, 08/07/23 (144A)	3,060,000	2,807,550
Romania Government Bonds
5.850%, 04/26/23 (RON)	14,070,000	4,512,575
5.900%, 07/26/17 (RON)	4,920,000	1,590,947
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	820,288	933,077
Sri Lanka Government International Bond 5.875%, 07/25/22 (144A)	650,000	653,250
Turkey Government Bond 10.500%, 01/15/20 (TRY)	4,855,000	2,312,121
Ukraine Government International Bonds
6.750%, 11/14/17 (144A)	300,000	276,000
7.500%, 04/17/23 (144A) (a)	300,000	277,500
7.800%, 11/28/22 (144A) (a)	700,000	648,375

		60,832,666

Total Foreign Government (Cost $74,590,147)		70,146,132

MIST-308

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—3.7%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
American Credit Acceptance Receivables Trust 4.050%, 02/15/18 (144A)	321,000	$326,236
AmeriCredit Automobile Receivables Trust 4.040%, 07/10/17	300,000	312,037
Capital Auto Receivables Asset Trust 2.190%, 09/20/21	500,000	496,411
CarNow Auto Receivables Trust 2.980%, 11/15/17 (144A)	473,000	473,769
Chesapeake Funding LLC
0.606%, 05/07/24 (144A) (b)	465,754	466,457
1.306%, 05/07/24 (144A) (b)	300,000	302,531
First Investors Auto Owner Trust 2.530%, 01/15/20 (144A)	275,000	275,759
Prestige Auto Receivables Trust 3.900%, 07/16/18 (144A)	577,000	585,883
Santander Drive Auto Receivables Trust
2.700%, 08/15/18	650,000	669,126
3.780%, 11/15/17	400,000	411,881

		4,320,090

Asset-Backed - Home Equity—0.4%
Accredited Mortgage Loan Trust 0.304%, 09/25/36 (b)	995,409	963,545
ACE Securities Corp. Home Equity Loan Trust 0.334%, 03/25/36 (b)	316,961	309,329
Aegis Asset Backed Securities Trust 0.424%, 12/25/35 (b)	847,820	795,662
Bear Stearns Asset Backed Securities Trust 0.284%, 10/25/36 (b)	150,108	148,726
Citigroup Mortgage Loan Trust, Inc. 0.904%, 05/25/35 (144A) (b)	429,900	413,501
Home Equity Asset Trust
0.264%, 03/25/37 (b)	463,756	454,394
0.534%, 01/25/36 (b)	334,942	323,190
Irwin Whole Loan Home Equity Trust 0.854%, 03/25/25 (b)	234,771	218,114
Nationstar Home Equity Loan Trust 0.304%, 03/25/37 (b)	309,527	292,580
Option One Mortgage Loan Trust 0.414%, 11/25/35 (b)	410,643	403,278
Residential Asset Mortgage Products Trust 0.624%, 07/25/35 (b)	272,838	268,977
Soundview Home Loan Trust 0.344%, 02/25/36 (b)	254,151	248,400
Wells Fargo Home Equity Trust 0.564%, 11/25/35 (b)	233,744	232,972

		5,072,668

Asset-Backed - Other—2.6%
Bayview Opportunity Master Fund Trust 3.721%, 04/28/18 (144A)	563,581	569,188
Beacon Container Finance LLC 3.720%, 09/20/27 (144A)	213,153	213,675

Asset-Backed - Other—(Continued)
Carrington Mortgage Loan Trust
0.264%, 07/25/36 (b)	294,687	286,185
0.554%, 09/25/35 (b)	59,210	58,323
0.889%, 02/25/35 (b)	285,500	285,135
Citicorp Residential Mortgage Securities Trust
5.703%, 11/25/36	1,647,181	1,642,881
5.775%, 09/25/36	828,771	871,417
5.892%, 03/25/37	1,061,644	1,044,113
5.939%, 07/25/36	1,162,895	1,184,729
CKE Restaurant Holdings, Inc. 4.474%, 03/20/43 (144A)	3,053,500	3,084,334
Countrywide Asset-Backed Certificates
0.334%, 06/25/36 (b)	403,262	384,069
0.404%, 04/25/36 (b)	248,196	242,077
4.456%, 10/25/35 (b)	254,524	255,083
Credit-Based Asset Servicing and Securitization LLC 0.244%, 04/25/37 (b)	320,932	260,127
Cronos Containers Program, Ltd. 3.810%, 09/18/27 (144A)	425,000	429,045
Dominos Pizza Master Issuer LLC 5.216%, 01/25/42 (144A)	2,833,370	3,030,913
Drug Royalty II L.P. 1
4.239%, 01/15/25 (144A) (b)	187,964	194,748
4.474%, 01/15/25 (144A)	263,150	272,918
Ellington Loan Acquisition Trust 1.054%, 05/25/37 (144A) (b)	254,906	250,240
First Franklin Mortgage Loan Trust
0.664%, 09/25/35 (b)	410,301	401,838
0.694%, 09/25/34 (b)	39,857	39,779
0.829%, 03/25/35 (b)	104,293	103,749
FRS I LLC 3.960%, 04/15/43 (144A)	500,000	503,690
Global SC Finance SRL 4.110%, 07/19/27 (144A)	583,333	588,434
GMAT Trust 3.967%, 11/25/43 (144A)	1,385,562	1,346,531
GSAMP Trust
0.284%, 01/25/37 (b)	94,305	90,307
0.799%, 03/25/35 (b)	74,080	73,462
Hercules Capital Funding Trust 3.320%, 12/16/17 (144A)	221,979	222,673
Icon Brands Holdings LLC 4.229%, 01/25/43 (144A)	969,990	967,262
JP Morgan Mortgage Acquisition Corp. 0.394%, 12/25/35 (b)	43,331	43,234
JP Morgan Mortgage Acquisition Trust 0.304%, 05/25/36 (b)	131,967	129,088
Leaf Receivables Funding LLC
2.670%, 09/15/20 (144A)	538,712	543,981
5.110%, 09/15/21 (144A)	531,000	531,000
5.500%, 09/15/20 (144A)	367,451	358,632
Nationstar Mortgage Advance Receivable Trust 1.679%, 06/20/46 (144A)	805,000	801,225
Oxford Finance Funding Trust 3.900%, 03/15/17 (144A)	137,888	139,095

MIST-309

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progreso Receivables Funding I LLC 4.000%, 07/09/18 (144A)	1,271,000	$1,274,177
Residential Asset Mortgage Products Trust 0.314%, 08/25/36 (b)	215,760	207,799
Sierra Timeshare Receivables Funding LLC 1.870%, 08/20/29 (144A)	252,256	254,320
Spirit Master Funding LLC 3.887%, 12/20/43 (144A)	200,000	202,182
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	900,000	897,790
2.580%, 09/15/21 (144A)	2,100,000	2,112,642
STORE Master Funding LLC 4.160%, 03/20/43 (144A)	196,914	198,188
Structured Asset Investment Loan Trust
0.354%, 01/25/36 (b)	380,055	368,078
0.754%, 05/25/35 (b)	90,773	90,744
Structured Asset Securities Corp. Mortgage Loan Trust 0.284%, 03/25/37 (b)	246,368	238,791
TAL Advantage V LLC 3.510%, 02/22/39 (144A)	1,264,375	1,263,264
Textainer Marine Containers, Ltd. 4.210%, 04/15/27 (144A)	727,500	728,170
Truman Capital Mortgage Loan Trust 1.856%, 01/25/34	600,000	589,302
Vericrest Opportunity Loan Transferee 3.625%, 11/25/53 (144A)	1,193,290	1,193,290
Westgate Resorts LLC
2.250%, 08/20/25 (144A)	456,549	456,690
2.500%, 03/20/25 (144A)	236,516	237,108
3.000%, 01/20/25 (144A)	530,742	533,730
3.750%, 08/20/25 (144A)	181,170	182,604
4.500%, 01/20/25 (144A)	328,554	332,458

		32,804,507

Manufactured Housing ABS—0.4%
ACE Securities Corp. Manufactured Housing Trust 6.500%, 08/15/30 (144A) (b)	1,066,110	1,108,199
Conseco Financial Corp. 6.240%, 12/01/28 (b)	41,469	42,631
Credit-Based Asset Servicing and Securitization LLC 5.704%, 10/25/36 (144A)	375,000	365,362
Greenpoint Manufactured Housing 8.450%, 06/20/31 (b)	127,764	123,729
Lehman ABS Manufactured Housing Contract Trust 5.873%, 04/15/40	201,120	212,538
Madison Avenue Manufactured Housing Contract
2.404%, 03/25/32 (b)	965,820	965,068
3.404%, 03/25/32 (b)	250,000	244,853
Mid-State Capital Trust
5.250%, 12/15/45 (144A)	438,600	455,134
7.000%, 12/15/45 (144A)	518,345	538,739

Manufactured Housing ABS—(Continued)
Mid-State Trust 7.540%, 02/15/36	45,179	48,590
Origen Manufactured Housing Contract Trust
5.460%, 11/15/35 (b)	320,209	330,413
5.460%, 06/15/36 (b)	262,028	274,090
5.910%, 01/15/35 (b)	452,623	480,372

		5,189,718

Total Asset-Backed Securities (Cost $45,973,720)		47,386,983

Convertible Bonds—3.2%

Biotechnology—0.3%
Cubist Pharmaceuticals, Inc. 1.125%, 09/01/18 (144A) (a)	1,345,000	1,583,738
1.875%, 09/01/20 (144A) (a)	1,450,000	1,749,062

		3,332,800

Coal—0.1%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	224,000	223,300
American Energy - Utica LLC 3.500%, 03/01/21 (144A) (f)	860,000	868,600

		1,091,900

Computers—0.3%
Mentor Graphics Corp. 4.000%, 04/01/31 (a)	2,213,000	2,752,419
SanDisk Corp. 0.500%, 10/15/20 (144A) (a)	1,265,000	1,393,081

		4,145,500

Electrical Components & Equipment—0.2%
General Cable Corp. 5.000%, 11/15/29 (m)	2,420,000	2,429,075

Electronics—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A) (a)	2,545,000	2,398,663

Healthcare-Products—0.7%
Hologic, Inc. 2.000%, 12/15/37 (m)	3,000,000	3,429,375
2.000%, 03/01/42 (a) (m)	1,400,000	1,430,625
NuVasive, Inc. 2.750%, 07/01/17 (a)	3,680,000	4,370,000

		9,230,000

Home Builders—0.2%
KB Home 1.375%, 02/01/19 (a)	1,275,000	1,310,062

MIST-310

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Principal Amount*	Value

Home Builders—(Continued)
Ryland Group, Inc. (The) 0.250%, 06/01/19 (a)	645,000	$607,913

		1,917,975

Internet—0.0%
WebMD Health Corp. 2.500%, 01/31/18	485,000	488,941

Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	2,200,000	2,216,500

Oil & Gas—0.3%
Chesapeake Energy Corp. 2.250%, 12/15/38	1,250,000	1,171,875
Cobalt International Energy, Inc. 2.625%, 12/01/19 (a)	2,500,000	2,354,687

		3,526,562

Pharmaceuticals—0.0%
Omnicare, Inc. 3.250%, 12/15/35	568,000	606,340

Semiconductors—0.6%
Intel Corp. 2.950%, 12/15/35 (a)	4,130,000	4,860,494
Lam Research Corp. 1.250%, 05/15/18 (a)	2,199,000	2,728,134

		7,588,628

Software—0.1%
Nuance Communications, Inc. 2.750%, 11/01/31 (a)	1,745,000	1,748,272

Transportation—0.0%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	328,080

Total Convertible Bonds (Cost $36,248,833)		41,049,236

Preferred Stocks—2.1%

Banks—0.9%
Ally Financial, Inc. , 7.000% (144A)	250	246,922
Citigroup, Inc., 7.125% (a) (b)	150,000	3,960,000
CoBank ACB , 6.250% (144A)(b)	1,500	151,781
Fifth Third Bancorp, 6.625% (b)	56,300	1,492,513
GMAC Capital Trust I, 8.125% (b)	56,000	1,528,800
U.S. Bancorp Series F, 6.500% (a) (b)	50,000	1,420,000
Series G, 6.000% (a) (b)	120,475	3,307,039

		12,107,055

Capital Markets—0.2%
Morgan Stanley, 7.125% (a) (b)	50,000	1,326,500
State Street Corp., 5.900% (b)	43,000	1,113,270

		2,439,770

Diversified Financial Services—0.4%
Citigroup Capital XIII, 7.875% (b)	174,166	4,831,365

Insurance—0.3%
Allstate Corp. (The), 5.100% (a)(b)	106,925	2,662,432
Aspen Insurance Holdings, Ltd., 5.950% (b)	50,000	1,240,500

		3,902,932

Pharmaceuticals—0.1%
CEVA Holdings Inc. - Series A	864	1,079,650

Telecommunications—0.2%
Qwest Corp., 7.375% (a)	109,000	2,850,350

Total Preferred Stocks (Cost $26,130,743)		27,211,122

Convertible Preferred Stocks—1.0%

Banks—0.9%
Bank of America Corp. 7.250%, 12/31/49 (a)	3,535	4,044,782
Wells Fargo & Co., Series L 7.500%, 12/31/49	5,965	6,996,945

		11,041,727

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	20,000	1,281,250

Total Convertible Preferred Stocks (Cost $11,682,993)		12,322,977

Common Stocks—0.1%

Auto Components—0.0%
Lear Corp. (a)	1,488	124,575

Commercial Services—0.0%
Comdisco Holding Co., Inc. (n)	83	390

Containers & Packaging—0.0%
Smurfit Kappa Group plc	219	5,311

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A) (n)	1,133	622

Marine—0.0%
Horizon Lines, Inc. (a) (e) (n)	278,510	206,098

MIST-311

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Pharmaceuticals—0.1%
Ceva Holdings LLC (n)	399	$498,750

Total Common Stocks (Cost $1,564,857)		835,746

Warrants—0.0%

Auto Components—0.0%
Lear Corp., Expires 11/09/14 (n)	166	26,978

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (e) (n)	1,700	41,225

Total Warrants (Cost $0)		68,203

Short-Term Investments—17.0%

Mutual Fund—12.1%
State Street Navigator Securities Lending MET Portfolio (o)	156,063,658	156,063,658

Repurchase Agreement—4.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $63,619,000 on 04/01/14, collateralized by $65,840,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $64,893,748.	63,619,000	63,619,000

Total Short-Term Investments (Cost $219,682,658)		219,682,658

Total Investments— 112.5% (Cost $1,412,035,626)		1,446,797,512
Unfunded Loan Commitments—(0.0)% (Cost $(192,572))		(192,572)

Net Investments—112.5% (Cost $1,411,843,054)(p)		1,446,604,940
Other assets and liabilities (net)—(12.5)%		(160,688,612)

Net Assets—100.0%		$1,285,916,328

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $149,417,900 and the collateral received consisted of cash in the amount of $156,063,658 and non-cash collateral with a value of $7,595. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $574,875, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of March 31, 2014, these securities represent 0.0% of net assets.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Interest only security.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	This loan will settle after March 31, 2014, at which time the interest rate will be determined.
(l)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(m)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities lending transactions.
(p)	As of March 31, 2014, the aggregate cost of investments was $1,411,843,054. The aggregate unrealized appreciation and depreciation of investments were $60,957,394 and $(26,195,508), respectively, resulting in net unrealized appreciation of $34,761,886.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $379,084,741, which is 29.5% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee

MIST-312

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(MXN)—	Mexican Peso
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Desarrolladora Homex S.A.B. de C.V.	02/07/12	$905,000	$894,714	$100,681
Desarrolladora Homex S.A.B. de C.V.	12/11/09	855,000	845,831	95,119
Independencia International, Ltd.	08/05/08	296,948	545,094	742
Mirabela Nickel, Ltd.	01/13/12	1,025,000	961,650	246,000
Mirabela Nickel, Ltd.	12/27/13	132,333	132,333	132,333

				$574,875

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	11,750,000	JPMorgan Chase Bank N.A.	06/06/14	$4,889,925	$201,107
PHP	199,000,000	JPMorgan Chase Bank N.A.	05/13/14	4,442,956	(9,834)
RUB	93,000,000	JPMorgan Chase Bank N.A.	05/13/14	2,631,727	(5,587)

Contracts to Deliver
AUD	7,680,626	JPMorgan Chase Bank N.A.	06/06/14	6,942,618	(148,821)
EUR	4,656,471	JPMorgan Chase Bank N.A.	04/28/14	6,409,241	(5,381)
EUR	14,289,012	Citibank N.A.	06/11/14	19,810,543	127,521
JPY	959,505,126	JPMorgan Chase Bank N.A.	05/19/14	9,410,723	112,202
NZD	2,551,000	Citibank N.A.	05/07/14	2,082,096	(125,483)
RUB	92,977,902	JPMorgan Chase Bank N.A.	05/13/14	2,586,671	(38,845)

Net Unrealized Appreciation					$106,879

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Ultra Long Bond Futures	06/19/14	154	USD	22,104,372	$143,815

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/14	(66)	USD	(8,812,802)	$20,365
U.S. Treasury Note 10 Year Futures	06/19/14	(1,086)	USD	(135,277,086)	1,156,086
U.S. Treasury Note 5 Year Futures	06/30/14	(876)	USD	(104,993,886)	790,948

Net Unrealized Appreciation					$2,111,214

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(JPY)—	Japanese Yen
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar

MIST-313

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Agriculture	$—	$4,219,236	$—	$4,219,236
Airlines	—	5,185,063	—	5,185,063
Auto Manufacturers	—	2,283,826	—	2,283,826
Auto Parts & Equipment	—	2,614,994	—	2,614,994
Banks	—	85,459,639	—	85,459,639
Beverages	—	3,767,980	—	3,767,980
Building Materials	—	8,968,338	—	8,968,338
Chemicals	—	5,455,840	—	5,455,840
Coal	—	2,420,975	—	2,420,975
Commercial Services	—	12,306,720	—	12,306,720
Computers	—	3,650,688	—	3,650,688
Cosmetics/Personal Care	—	2,764,979	—	2,764,979
Diversified Financial Services	—	66,028,828	—	66,028,828
Electric	—	28,542,737	—	28,542,737
Electrical Components & Equipment	—	26,581	—	26,581
Electronics	—	3,281,825	—	3,281,825
Energy-Alternate Sources	—	326,347	—	326,347
Engineering & Construction	—	6,432,950	—	6,432,950
Entertainment	—	7,891,787	—	7,891,787
Food	—	14,815,215	—	14,815,215
Forest Products & Paper	—	2,219,848	—	2,219,848
Gas	—	2,823,844	—	2,823,844
Hand/Machine Tools	—	1,635,563	—	1,635,563
Healthcare-Products	—	2,559,300	—	2,559,300
Healthcare-Services	—	5,163,606	—	5,163,606
Holding Companies-Diversified	—	399,000	—	399,000
Home Builders	—	7,180,063	—	7,180,063
Home Furnishings	—	1,137,500	—	1,137,500
Household Products/Wares	—	4,548,713	—	4,548,713
Insurance	—	36,578,653	—	36,578,653
Internet	—	747,042	—	747,042
Investment Company Security	—	959,606	—	959,606
Iron/Steel	—	8,256,119	—	8,256,119
Lodging	—	2,049,281	—	2,049,281
Machinery-Construction & Mining	—	778,868	—	778,868
Machinery-Diversified	—	2,931,900	—	2,931,900
Media	—	3,416,073	—	3,416,073
Metal Fabricate/Hardware	—	2,573,682	—	2,573,682

MIST-314

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mining	$—	$17,740,146	$132,333	$17,872,479
Miscellaneous Manufacturing	—	557,500	—	557,500
Multi-National	—	14,307,322	—	14,307,322
Oil & Gas	—	42,629,718	—	42,629,718
Oil & Gas Services	—	6,163,027	—	6,163,027
Packaging & Containers	—	5,454,770	—	5,454,770
Pharmaceuticals	—	3,736,313	—	3,736,313
Pipelines	—	31,532,035	—	31,532,035
Real Estate	—	1,209,516	—	1,209,516
Real Estate Investment Trusts	—	27,704,133	—	27,704,133
Retail	—	944,635	—	944,635
Savings & Loans	—	3,332,124	—	3,332,124
Semiconductors	—	234,031	—	234,031
Software	—	3,728,430	—	3,728,430
Telecommunications	—	37,408,226	—	37,408,226
Textiles	—	564,938	—	564,938
Transportation	—	5,592,247	—	5,592,247
Trucking & Leasing	—	2,145,686	—	2,145,686
Total Corporate Bonds & Notes	—	557,388,006	132,333	557,520,339
Total U.S. Treasury & Government Agencies*	—	157,384,246	—	157,384,246
Total Floating Rate Loans* (Less Unfunded Loan Commitments)	—	121,482,465	—	121,482,465
Total Mortgage-Backed Securities*	—	116,883,281	—	116,883,281
Total Municipals	—	74,631,552	—	74,631,552
Total Foreign Government*	—	70,146,132	—	70,146,132
Total Asset-Backed Securities*	—	47,386,983	—	47,386,983
Total Convertible Bonds*	—	41,049,236	—	41,049,236
Preferred Stocks
Banks	11,708,352	398,703	—	12,107,055
Capital Markets	2,439,770	—	—	2,439,770
Diversified Financial Services	4,831,365	—	—	4,831,365
Insurance	3,902,932	—	—	3,902,932
Pharmaceuticals	—	1,079,650	—	1,079,650
Telecommunications	2,850,350	—	—	2,850,350
Total Preferred Stocks	25,732,769	1,478,353	—	27,211,122
Convertible Preferred Stocks
Banks	11,041,727	—	—	11,041,727
Diversified Financial Services	—	1,281,250	—	1,281,250
Total Convertible Preferred Stocks	11,041,727	1,281,250	—	12,322,977
Common Stocks
Auto Components	124,575	—	—	124,575
Commercial Services	390	—	—	390
Containers & Packaging	—	5,311	—	5,311
Diversified Financial Services	—	622	—	622
Marine	206,098	—	—	206,098
Pharmaceuticals	—	498,750	—	498,750
Total Common Stocks	331,063	504,683	—	835,746
Total Warrants*	—	68,203	—	68,203
Short-Term Investments
Mutual Fund	156,063,658	—	—	156,063,658
Repurchase Agreement	—	63,619,000	—	63,619,000
Total Short-Term Investments	156,063,658	63,619,000	—	219,682,658
Total Net Investments	$193,169,217	$1,253,303,390	$132,333	$1,446,604,940

Collateral for securities loaned (Liability)	$—	$(156,063,658)	$—	$(156,063,658)

MIST-315

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$440,830	$—	$440,830
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(333,951)	—	(333,951)
Total Forward Contracts	$—	$106,879	$—	$106,879
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,111,214	$—	$—	$2,111,214

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2014
Corporate Bonds & Notes
Mining	$—	$0	$13,333	$—	$119,000	$132,333	$0

Corporate Bonds & Notes in the amount of $119,000 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-316

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—90.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—51.8%
Fannie Mae 15 Yr. Pool
2.500%, 02/01/27	89,278	$89,507
2.500%, 08/01/28	3,531,092	3,531,919
2.500%, TBA (a)	6,700,000	6,694,766
4.000%, 09/01/26	855,222	909,044
4.000%, 11/01/26	860,058	914,065
4.500%, 12/01/23	318,720	337,833
5.000%, 09/01/22	1,882,095	2,022,630
5.000%, 12/01/22	2,506,996	2,703,947
5.000%, 03/01/23	42,483	45,816
Fannie Mae 20 Yr. Pool
3.500%, 01/01/34	4,702,908	4,840,769
5.500%, 01/01/29	1,379,054	1,533,627
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	3,834,091	3,548,102
3.000%, 12/01/42	1,384,579	1,338,113
3.000%, 01/01/43	1,975,272	1,908,982
3.000%, 02/01/43	3,061,956	2,960,311
3.000%, 03/01/43	17,562,151	16,972,769
3.000%, 05/01/43	1,978,619	1,912,218
3.000%, 06/01/43	10,999,998	10,630,840
3.000%, 07/01/43	11,058,952	10,687,816
3.000%, 08/01/43	3,148,405	3,042,744
3.000%, 09/01/43	1,218,939	1,178,031
3.000%, 10/01/43	902,300	872,019
3.000%, 11/01/43	5,166,892	4,993,492
3.000%, 01/01/44	1,914,478	1,850,229
3.000%, 02/01/44	915,085	884,374
3.000%, 03/01/44	199,999	193,287
3.500%, 08/01/42	26,314,007	26,492,020
3.500%, 05/01/43	717,139	722,344
4.000%, 11/01/40	4,939,972	5,139,351
4.000%, 11/01/41	224,828	234,157
4.000%, 12/01/41	125,066	130,235
4.000%, 02/01/42	80,542	83,898
4.000%, 03/01/42	1,069,521	1,114,016
4.000%, 04/01/42	2,406,402	2,504,012
4.000%, 05/01/42	703,719	732,702
4.000%, 06/01/42	626,082	651,999
4.000%, 07/01/42	229,504	238,945
4.000%, 10/01/42	560,158	582,900
4.000%, 11/01/42	445,018	462,818
4.000%, 04/01/43	468,501	487,257
4.000%, 06/01/43	1,850,873	1,926,501
4.000%, 09/01/43	7,147,545	7,437,286
4.000%, TBA (a)	5,000,000	5,178,905
4.500%, 04/01/39	189,809	203,589
4.500%, 02/01/41	158,643	170,157
4.500%, 03/01/41	3,372,294	3,610,910
4.500%, 04/01/41	10,317,187	11,019,207
4.500%, 05/01/41	3,036,434	3,251,092
4.500%, 07/01/41	1,196,660	1,283,429
4.500%, 08/01/41	1,240,632	1,330,792
4.500%, 09/01/41	1,418,249	1,521,842
4.500%, 10/01/41	3,915,892	4,181,598
4.500%, 11/01/41	8,677,727	9,303,764

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/35	2,097,059	2,291,280
5.000%, 12/01/35	1,630,567	1,795,401
5.000%, TBA (a)	400,000	436,094
5.500%, 06/01/33	887,424	991,763
5.500%, 07/01/33	106,695	118,639
5.500%, 11/01/33	130,086	144,625
5.500%, 02/01/34	75,541	83,938
5.500%, 08/01/34	101,180	112,481
5.500%, 09/01/34	916,003	1,017,962
5.500%, 11/01/34	10,993,054	12,230,453
5.500%, 12/01/34	198,060	220,080
5.500%, 01/01/35	691,767	768,968
5.500%, 02/01/35	110,752	123,061
5.500%, 10/01/35	20,128	22,242
5.500%, 11/01/35	30,675	34,072
5.500%, 12/01/35	217,074	241,145
5.500%, 02/01/36	5,769	6,382
5.500%, 04/01/36	39,528	43,636
5.500%, 05/01/36	574,971	639,117
5.500%, 06/01/36	111,257	122,752
5.500%, 07/01/36	317,481	352,994
5.500%, 08/01/37	1,018,278	1,131,496
5.500%, 02/01/38	4,746,777	5,279,127
6.000%, 10/01/34	325,319	366,840
6.000%, 05/01/37	1,562,229	1,743,297
6.000%, 09/01/37	107,873	120,673
6.000%, 10/01/37	1,198,229	1,351,682
6.000%, 01/01/38	1,169,756	1,319,936
6.000%, 03/01/38	413,094	466,195
6.000%, 07/01/38	235,838	266,420
6.000%, 01/01/40	1,041,681	1,174,898
6.000%, 05/01/40	1,571,342	1,775,981
6.000%, 07/01/41	1,643,297	1,835,602
6.000%, 01/01/42	156,378	176,948
6.500%, 12/01/32	74,177	83,802
6.500%, 07/01/35	83,192	94,323
6.500%, 12/01/35	755,770	858,196
6.500%, 08/01/36	1,322,527	1,488,245
Fannie Mae ARM Pool
2.541%, 06/01/42 (b)	237,640	242,655
2.953%, 11/01/40 (b)	147,570	155,243
2.982%, 09/01/41 (b)	177,559	185,377
3.082%, 10/01/41 (b)	95,324	99,547
3.168%, 03/01/42 (b)	6,804,962	7,099,964
3.230%, 07/01/41 (b)	273,481	285,796
3.348%, 10/01/41 (b)	157,438	165,252
3.544%, 07/01/41 (b)	279,427	295,226
Fannie Mae Pool
3.500%, 08/01/43	3,246,646	3,236,100
3.500%, 11/01/43	4,038,285	4,025,064
5.500%, 05/01/33	721,837	802,540
5.500%, 07/01/33	224,166	249,275
6.500%, 07/01/32	246,178	278,043
Fannie Mae REMICS (CMO)
1.074%, 03/25/36 (b)	1,007,045	1,028,376

MIST-317

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
1.084%, 06/25/36 (b)	1,619,573	$1,657,896
2.000%, 01/25/26	2,414,600	2,446,903
4.000%, 11/25/27	1,495,966	1,590,541
4.000%, 12/25/41	1,270,000	1,290,065
4.500%, 09/25/25	300,000	321,538
5.000%, 12/25/23	600,373	649,551
5.000%, 12/25/34	796,562	871,246
5.000%, 03/25/35	694,275	758,828
5.000%, 08/25/39	1,020,000	1,099,155
5.500%, 05/25/34	1,331,796	1,403,161
5.500%, 07/25/34	619,779	679,873
5.500%, 06/25/35	589,947	640,720
Freddie Mac 15 Yr. Gold Pool
3.500%, 01/01/26	880,542	925,692
4.000%, 06/01/24	870,632	921,980
4.000%, 07/01/24	724,261	766,881
4.000%, 09/01/25	584,863	619,423
6.000%, 01/01/24	847,239	934,182
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	323,596	312,611
3.000%, 01/01/43	327,832	316,541
3.000%, 02/01/43	1,785,600	1,724,560
3.000%, 03/01/43	18,039,433	17,416,026
3.000%, 04/01/43	1,780,550	1,719,017
3.000%, 06/01/43	7,413,761	7,157,556
3.500%, 02/01/42	122,448	123,156
3.500%, 04/01/42	1,253,649	1,262,428
3.500%, 05/01/42	192,821	193,936
3.500%, 06/01/42	1,363,606	1,371,491
3.500%, 07/01/42	257,330	258,845
3.500%, 08/01/42	101,295	101,891
3.500%, 09/01/42	78,848	79,310
3.500%, 10/01/42	3,101,679	3,119,937
3.500%, 11/01/42	1,675,708	1,685,398
3.500%, 01/01/43	1,426,245	1,434,493
3.500%, 02/01/43	664,830	668,714
3.500%, 03/01/43	333,426	335,354
3.500%, 04/01/43	1,839,090	1,849,845
3.500%, 05/01/43	3,568,800	3,589,438
4.000%, 09/01/41	4,499,051	4,673,976
4.000%, 10/01/41	1,344,012	1,396,146
4.000%, 01/01/42	4,966,140	5,154,774
4.000%, 03/01/42	480,237	499,343
4.000%, 04/01/42	6,228,335	6,475,549
4.000%, TBA (a)	10,000,000	10,373,828
4.500%, 05/01/39	2,841,227	3,052,806
4.500%, 06/01/39	2,510,196	2,697,852
4.500%, 09/01/39	3,162,390	3,399,609
4.500%, 11/01/39	4,296,436	4,617,253
4.500%, 02/01/41	197,675	211,592
4.500%, 08/01/41	2,242,083	2,391,933
4.500%, 09/01/41	202,480	217,015
4.500%, 10/01/41	453,789	486,578
5.000%, 01/01/35	500,429	545,937
5.000%, 05/01/35	361,102	393,403

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 07/01/35	4,104,758	4,474,835
5.000%, 11/01/35	2,707,939	3,018,767
5.500%, 03/01/34	4,313,511	4,776,301
5.500%, 07/01/35	2,921,066	3,234,111
Freddie Mac ARM Non-Gold Pool
3.087%, 09/01/41 (b)	1,479,559	1,539,445
3.233%, 04/01/41 (b)	162,815	170,390
3.241%, 09/01/41 (b)	161,768	166,917
3.282%, 06/01/41 (b)	216,507	226,702
3.465%, 05/01/41 (b)	176,379	186,392
3.623%, 06/01/41 (b)	284,299	301,524
3.701%, 05/01/41 (b)	263,617	280,176
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.504%, 04/25/19 (b)	2,758,510	2,755,594
1.655%, 11/25/16	1,580,000	1,604,264
2.669%, 02/25/23	4,965,532	5,025,099
2.873%, 12/25/21	4,390,000	4,391,036
3.016%, 02/25/23	9,204,163	9,493,136
3.230%, 07/25/21	4,390,000	4,513,987
3.531%, 07/25/23 (b)	6,990,000	7,185,245
3.808%, 08/25/20	7,890,000	8,442,679
3.871%, 04/25/21	2,430,000	2,598,540
3.974%, 01/25/21 (b)	30,000,000	32,337,510
4.084%, 11/25/20 (b)	980,000	1,057,934
4.251%, 01/25/20	4,090,000	4,461,204
Freddie Mac REMICS (CMO)
0.555%, 03/15/34 (b)	963,388	965,021
1.055%, 02/15/33 (b)	764,521	776,317
1.200%, 07/15/15	174,292	174,349
3.000%, 06/15/18	745,618	766,133
3.000%, 03/15/37	2,203,774	2,212,409
3.000%, 07/15/39	14,123,437	14,280,955
4.000%, 02/15/22	200,000	213,377
4.000%, 04/15/34	914,571	953,767
4.500%, 02/15/41	74,932	78,629
5.000%, 09/15/23	100,000	110,180
5.000%, 10/15/34	995,984	1,085,512
5.000%, 11/15/34	1,540,000	1,635,385
5.000%, 12/15/37	404,494	441,207
5.000%, 03/15/41	500,000	535,055
5.500%, 05/15/34	3,485,239	3,950,166
5.500%, 06/15/35	854,365	875,391
5.500%, 06/15/41	4,220,000	4,631,488
Ginnie Mae I 15 Yr. Pool
4.500%, 03/15/25	1,664,170	1,769,386
4.500%, 05/15/25	99,218	105,496
4.500%, 06/15/25	296,210	314,951
Ginnie Mae I 30 Yr. Pool
3.500%, 11/15/41	540,132	552,412
3.500%, 02/15/42	472,723	483,478
3.500%, 03/15/42	576,831	589,841
3.500%, 05/15/42	2,258,214	2,308,187
3.500%, 06/15/42	2,056,387	2,101,594
4.000%, 09/15/40	3,162,558	3,324,014

MIST-318

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 10/15/40	376,950	$397,014
4.000%, 03/15/41	1,356,468	1,429,732
4.000%, 10/15/41	843,691	889,242
4.000%, 12/15/41	782,344	824,226
4.500%, 08/15/39	4,898,322	5,302,268
4.500%, 06/15/40	2,377,685	2,569,877
4.500%, 07/15/40	417,384	453,386
4.500%, 03/15/41	2,101,465	2,274,152
4.500%, 04/15/41	259,910	280,894
5.000%, 03/15/39	185,186	202,376
5.000%, 07/15/39	575,658	631,240
5.000%, 08/15/39	356,006	391,538
5.000%, 09/15/39	264,971	291,382
5.000%, 04/15/40	116,947	128,526
5.000%, 08/15/40	395,490	434,752
5.000%, 04/15/41	263,968	290,422
5.000%, 09/15/41	248,164	272,342
5.500%, 06/15/35	1,827,288	2,046,145
5.500%, 11/15/35	1,200,011	1,344,828
5.500%, 10/15/39	68,537	75,988
6.000%, 08/15/32	196,302	226,017
6.000%, 09/15/32	181,210	208,581
6.000%, 10/15/32	602,911	694,048
6.000%, 12/15/32	170,499	196,325
6.000%, 01/15/33	940,365	1,082,329
6.000%, 03/15/33	287,498	331,159
6.000%, 08/15/33	1,797,734	2,070,752
6.000%, 08/15/34	571,611	657,729
6.000%, 06/15/36	6,390,508	7,354,824
Ginnie Mae II 30 Yr. Pool
3.000%, 08/20/42	1,134,270	1,118,392
4.000%, 09/20/39	398,197	419,075
4.000%, 10/20/40	63,095	66,424
4.000%, 11/20/40	4,359,199	4,589,207
4.500%, 02/20/40	523,004	565,511
4.500%, 09/20/40	54,383	58,899
5.000%, 10/20/39	544,470	594,377
5.000%, 11/20/39	31,729	34,637
5.000%, 02/20/40	48,646	53,301
5.000%, 03/20/40	103,327	113,202
5.000%, 04/20/40	317,064	347,337
5.000%, 06/20/40	1,324,133	1,449,726
5.000%, 07/20/40	603,470	661,343
5.000%, 08/20/40	406,366	445,254
5.000%, 09/20/40	291,437	319,298
5.000%, 10/20/40	107,615	117,900
5.000%, 02/20/41	1,995,696	2,197,069
5.000%, 04/20/41	353,366	387,072
5.000%, 06/20/41	171,265	187,942
5.000%, 07/20/41	1,749,928	1,916,962
Ginnie Mae II Pool
4.300%, 08/20/61	1,366,382	1,473,209
4.515%, 03/20/62	3,852,680	4,211,060
4.527%, 03/20/63	19,359,808	21,307,424
4.530%, 10/20/62	1,388,976	1,524,958

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
4.533%, 12/20/61	9,674,031	10,561,855
4.550%, 05/20/62	6,100,428	6,679,853
4.556%, 12/20/61	4,271,400	4,666,252
4.604%, 03/20/62	1,690,653	1,853,856
4.649%, 02/20/62	944,311	1,035,377
4.650%, 03/20/62	2,686,753	2,948,198
4.682%, 02/20/62	1,247,140	1,366,772
4.684%, 01/20/62	3,876,424	4,245,995
4.804%, 03/20/61	2,430,213	2,646,449
4.834%, 03/20/61	4,328,134	4,719,220
5.470%, 08/20/59	911,161	973,692
5.612%, 04/20/58	770,671	803,182
Government National Mortgage Association (CMO)
0.459%, 08/20/60 (b)	304,203	300,315
0.459%, 09/20/60 (b)	304,111	300,132
0.477%, 08/20/34 (b)	1,605,103	1,605,633
0.485%, 07/20/60 (b)	372,294	367,192
0.637%, 01/20/38 (b)	112,772	113,078
0.649%, 02/20/61 (b)	404,967	403,161
0.657%, 07/20/37 (b)	453,760	455,926
0.659%, 12/20/60 (b)	781,444	778,242
0.659%, 02/20/61 (b)	115,437	114,974
0.659%, 04/20/61 (b)	289,475	288,317
0.659%, 05/20/61 (b)	573,267	570,764
0.662%, 10/20/37 (b)	2,978,458	2,993,922
0.675%, 01/16/40 (b)	865,095	870,543
0.685%, 12/16/39 (b)	531,647	534,943
0.689%, 06/20/61 (b)	402,855	401,692
0.710%, 12/20/63 (b)	11,594,343	11,594,100
0.755%, 11/16/39 (b)	624,460	630,807
0.759%, 10/20/61 (b)	1,380,322	1,380,293
0.789%, 01/20/62 (b)	1,337,836	1,339,480
0.789%, 03/20/62 (b)	795,402	796,149
0.859%, 11/20/61 (b)	1,245,719	1,250,951
0.859%, 01/20/62 (b)	811,315	814,772
3.000%, 04/20/37	202,765	204,273
3.250%, 09/20/33	170,291	173,381
3.500%, 08/20/33	221,155	224,747
3.883%, 05/20/41 (b)	527,133	586,708
4.500%, 05/16/40	80,000	85,198
4.500%, 05/20/40 (c)	77,408	15,389
5.010%, 09/20/60 (b)	4,236,670	4,629,057
5.150%, 08/20/60	3,434,151	3,765,402
5.302%, 07/20/60 (b)	5,419,170	5,937,650
5.460%, 10/20/59	2,409,777	2,557,899
5.500%, 07/16/34	523,477	590,864
5.500%, 08/20/34	540,973	613,927

		659,736,699

Federal Agencies—9.8%
Federal Home Loan Banks
0.250%, 01/16/15	260,000	260,226
1.000%, 06/21/17	29,750,000	29,678,540

MIST-319

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Banks
4.875%, 05/17/17	5,000,000	$5,592,770
5.250%, 06/18/14	5,360,000	5,419,314
Federal Home Loan Mortgage Corp.
0.750%, 01/12/18	5,580,000	5,452,324
1.000%, 09/29/17	3,592,000	3,563,095
1.250%, 08/01/19	3,000,000	2,885,844
1.250%, 10/02/19	15,000,000	14,367,120
6.250%, 07/15/32	1,368,000	1,825,971
6.750%, 03/15/31	481,000	669,646
Federal National Mortgage Association
0.875%, 02/08/18	137,000	134,107
1.625%, 11/27/18	11,860,000	11,811,647
1.875%, 09/18/18	9,847,000	9,944,101
1.875%, 02/19/19	6,795,000	6,816,499
3.000%, 01/01/43	327,483	316,493
6.625%, 11/15/30	1,430,000	1,964,943
Tennessee Valley Authority
1.750%, 10/15/18	7,486,000	7,469,261
3.500%, 12/15/42	2,297,000	1,964,578
5.250%, 09/15/39	1,033,000	1,169,758
5.500%, 06/15/38	6,117,000	7,170,194
5.880%, 04/01/36	4,748,000	5,806,923

		124,283,354

U.S. Treasury—28.5%
U.S. Treasury Bonds
3.625%, 02/15/44	2,700,000	2,731,217
3.750%, 11/15/43	77,151,000	79,875,356
5.000%, 05/15/37 (d)	9,000,000	11,303,442
5.250%, 02/15/29	32,405,000	40,541,701
5.375%, 02/15/31	16,521,000	21,133,977
U.S. Treasury Notes
0.375%, 03/31/16	26,557,000	26,527,947
0.875%, 07/31/19 (e)	22,153,000	21,033,232
1.375%, 07/31/18	2,990,000	2,972,245
1.375%, 09/30/18	528,000	523,257
1.375%, 02/28/19	1,585,000	1,559,244
1.500%, 12/31/18	3,057,000	3,034,073
1.500%, 01/31/19	5,682,000	5,632,283
1.500%, 02/28/19	1,000,000	990,000
1.625%, 03/31/19	10,000,000	9,949,220
1.750%, 05/15/23	1,000,000	926,406
2.000%, 02/15/23	13,514,000	12,852,030
2.250%, 03/31/21	48,772,000	48,589,105
2.500%, 08/15/23	17,228,000	16,981,691
2.750%, 11/15/23	41,537,000	41,725,204
2.750%, 02/15/24	14,200,000	14,231,070

		363,112,700

Total U.S. Treasury & Government Agencies (Cost $1,161,460,387)		1,147,132,753

Mortgage-Backed Securities—5.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—4.7%
Granite Master Issuer plc
0.227%, 12/20/54 (144A) (b)	1,406,981	1,391,223
0.237%, 12/20/54 (b)	3,221,191	3,185,759
0.257%, 12/20/54 (b)	1,949,987	1,928,732
0.297%, 12/20/54 (144A) (b)	8,479,033	8,393,394
0.297%, 12/20/54 (b)	505,808	500,497
0.335%, 12/17/54 (b)	3,502,605	3,468,280
0.357%, 12/20/54 (b)	219,730	217,555
0.417%, 12/20/54 (b)	4,671,228	4,627,786
Granite Mortgages plc
0.515%, 09/20/44 (b)	5,318,736	5,286,292
0.555%, 03/20/44 (b)	1,151,683	1,144,888
0.637%, 01/20/44 (b)	786,149	782,218
National Credit Union Administration Guaranteed Notes
0.526%, 11/06/17 (b)	2,406,414	2,411,706
0.536%, 03/06/20 (b)	449,126	450,278
0.606%, 01/08/20 (b)	10,711,066	10,765,917
PMT Loan Trust
3.500%, 09/25/43 (144A) (b)	8,782,578	8,472,281
RBSSP Resecuritization Trust
5.501%, 07/26/45 (144A) (b)	5,930,693	6,124,443
Thornburg Mortgage Securities Trust
0.794%, 09/25/43 (b)	743,008	706,797

		59,858,046

Commercial Mortgage-Backed Securities—1.0%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1.305%, 08/15/29 (144A) (b)	4,090,000	4,092,577
GS Mortgage Securities Corp. II
1.004%, 11/08/29 (144A) (b)	5,500,000	5,515,785
Hilton USA Trust
1.156%, 11/05/30 (144A) (b)	1,351,000	1,351,848
SCG Trust
1.555%, 11/15/26 (144A) (b)	1,434,000	1,436,375

		12,396,585

Total Mortgage-Backed Securities (Cost $72,035,315)		72,254,631

Foreign Government—3.2%

Sovereign—3.2%
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	13,375,000	13,354,456
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	16,429,970
5.500%, 12/04/23	8,920,000	10,578,023

Total Foreign Government (Cost $42,625,234)		40,362,449

MIST-320

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes — 2.9%

Security Description	Principal Amount*/ Notional	Value

Computers—0.2%
International Business Machines Corp.
1.250%, 05/12/14	3,000,000	$3,003,342

Diversified Financial Services—2.1%
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,711
2.350%, 06/12/17	10,620,000	11,002,532
3.450%, 06/12/21	8,645,000	9,130,935
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	6,660,786

		26,844,964

Software—0.6%
Microsoft Corp.
2.950%, 06/01/14	7,000,000	7,029,267

Total Corporate Bonds & Notes (Cost $38,172,443)		36,877,573

Asset-Backed Securities—0.7%

Asset-Backed - Automobile—0.2%
American Credit Acceptance Receivables Trust
1.320%, 02/15/17 (144A)	2,751,532	2,755,579
Carfinance Capital Auto Trust
1.650%, 07/17/17 (144A)	237,859	238,706

		2,994,285

Asset-Backed - Other—0.5%
HLSS Servicer Advance Receivables Trust
1.244%, 01/17/45 (144A)	6,429,000	6,432,857

Total Asset-Backed Securities (Cost $9,418,299)		9,427,142

Purchased Options—0.1%

Call Options—0.1%
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.383%, Expires 01/13/15 (Counterparty - JPMorgan Chase Bank N.A.)	13,574,000	465,415

Put Options—0.0%
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.383%, Expires 01/13/15 (Counterparty - JPMorgan Chase Bank N.A.)	13,574,000	224,761

Total Purchased Options (Cost $811,386)		690,176

Short-Term Investment—1.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $14,402,000 on 04/01/14, collateralized by $14,905,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $14,690,785.	14,402,000	$14,402,000

Total Short-Term Investment (Cost $14,402,000)		14,402,000

Total Investments—103.8% (Cost $1,338,925,064) (f)		1,321,146,724
Other assets and liabilities (net)—(3.8)%		(48,620,011)

Net Assets—100.0%		$1,272,526,713

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $1,218,260.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2014, the market value of securities pledged was $1,305,498.
(f)	As of March 31, 2014, the aggregate cost of investments was $1,338,925,064. The aggregate unrealized appreciation and depreciation of investments were $10,058,580 and $(27,836,920), respectively, resulting in net unrealized depreciation of $(17,778,340).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $46,205,068, which is 3.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-321

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

TBA Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Proceeds	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	(200,000)	$(192,000)	$(193,031)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/14	45	USD	5,909,149	$85,695
U.S. Treasury Note 10 Year Futures	06/19/14	326	USD	40,409,170	(148,170)
U.S. Treasury Note 2 Year Futures	06/30/14	51	USD	11,209,677	(11,990)
U.S. Treasury Note 5 Year Futures	06/30/14	77	USD	9,201,046	(41,655)
U.S. Treasury Ultra Long Bond Futures	06/19/14	116	USD	16,446,848	311,527

Net Unrealized Appreciation					$195,407

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.750%	06/18/16	USD	3,682,000	$3,904
Receive	3-Month USD-LIBOR	2.000%	06/18/19	USD	2,172,000	7,214
Receive	3-Month USD-LIBOR	3.000%	06/18/24	USD	44,061,000	(291,897)
Pay	3-Month USD-LIBOR	3.750%	06/18/44	USD	337,000	11,412

Total						$(269,367)

(LIBOR)—	London Interbank Offered Rate
(USD)—	United States Dollar

MIST-322

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,147,132,753	$—	$1,147,132,753
Total Mortgage-Backed Securities*	—	72,254,631	—	72,254,631
Total Foreign Government*	—	40,362,449	—	40,362,449
Total Corporate Bonds & Notes*	—	36,877,573	—	36,877,573
Total Asset-Backed Securities*	—	9,427,142	—	9,427,142
Total Purchased Options*	—	690,176	—	690,176
Total Short-Term Investment*	—	14,402,000	—	14,402,000
Total Investments	$—	$1,321,146,724	$—	$1,321,146,724

Forward Sales Commitments	$—	$(193,031)	$—	$(193,031)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$397,222	$—	$—	$397,222
Futures Contracts (Unrealized Depreciation)	(201,815)	—	—	(201,815)
Total Futures Contracts	$195,407	$—	$—	$195,407
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$22,530	$—	$22,530
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(291,897)	—	(291,897)
Total Centrally Cleared Swap Contracts	$—	$(269,367)	$—	$(269,367)

*	See Schedule of Investments for additional detailed categorizations.

MIST-323

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—85.3% of Net Assets

Security Description	Shares	Value

Investment Company Securities—85.3%
Energy Select Sector SPDR Fund	27,923	$2,486,822
Fidelity Blue Chip Growth Fund (a)	90,285	5,827,914
Fidelity Blue Chip Value Fund (a)	130,716	1,939,821
Fidelity Contrafund (a)	16,052	1,534,779
Fidelity Corporate Bond Fund (a)	1,281,500	14,365,610
Fidelity Disciplined Equity Fund (a)	178,729	5,901,619
Fidelity Diversified International Fund (a)	130,425	4,774,867
Fidelity Emerging Markets Discovery Fund (a)	1,903	22,491
Fidelity Emerging Markets Fund (a)	7,369	177,811
Fidelity Europe Fund (a)	253,257	10,041,625
Fidelity Floating Rate High Income Fund (a)	5,163	51,479
Fidelity Growth & Income Portfolio (a)	1,885	53,142
Fidelity Growth Discovery Fund (a)	124,676	2,752,845
Fidelity International Discovery Fund (a)	87,425	3,492,616
Fidelity International Small Cap Fund (a)	32,651	874,714
Fidelity International Small Cap Opportunities Fund (a)	295,650	4,322,396
Fidelity Japan Smaller Companies Fund (a)	54,934	687,775
Fidelity Large Cap Stock Fund (a)	496,983	13,890,673
Fidelity Low-Priced Stock Fund (a)	32,818	1,656,009
Fidelity Mega Cap Stock Fund (a)	360,323	5,646,266
Fidelity New Millennium Fund (a)	114,526	4,679,545
Fidelity Nordic Fund (a)	48,579	2,239,487
Fidelity OTC Portfolio (a)	38,733	3,090,857
Fidelity Overseas Fund (a)	18,769	761,069
Fidelity Total Bond Fund (a)	3,923,284	41,547,578
Fidelity Value Fund (a)	43,309	4,657,009
iShares MSCI EAFE ETF	10,142	681,238
iShares MSCI Emerging Markets ETF	60,306	2,471,943
iShares U.S. Financial Services ETF	45,285	3,845,602
Market Vectors Gold Miners ETF	31,038	732,497
SPDR Barclays High Yield Bond ETF	64,555	2,666,767
Vanguard FTSE Developed Markets ETF	44,183	1,823,432
Vanguard Industrials ETF	30,438	3,061,758
Vanguard Value ETF	33,907	2,648,476
WisdomTree Japan Hedged Equity Fund	51,067	2,417,512

Total Mutual Funds (Cost $153,593,606)		157,826,044

Short-Term Investment—14.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—14.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $27,205,000 on 04/01/14, collateralized by $28,155,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $27,750,356.	27,205,000	$27,205,000

Total Short-Term Investment (Cost $27,205,000)		27,205,000

Total Investments—100.0% (Cost $180,798,606) (b)		185,031,044
Other assets and liabilities (net)—0.0%		(2,092)

Net Assets—100.0%		$185,028,952

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of March 31, 2014, the aggregate cost of investments was $180,798,606. The aggregate unrealized appreciation and depreciation of investments were $4,533,646 and $(301,208), respectively, resulting in net unrealized appreciation of $4,232,438.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Mini Index Futures	06/20/14	40	USD	3,736,224	$53,776
MSCI Emerging Markets Mini Index Futures	06/20/14	21	USD	976,810	58,595
S&P 500 E-Mini Index Futures	06/20/14	177	USD	16,473,235	28,475
U.S. Treasury Long Bond Futures	06/19/14	208	USD	27,331,586	377,914
U.S. Treasury Note 10 Year Futures	06/19/14	219	USD	27,157,915	(111,415)

Net Unrealized Appreciation					$407,345

(USD)—	United States Dollar

MIST-324

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$157,826,044	$—	$—	$157,826,044
Total Short-Term Investment*	—	27,205,000	—	27,205,000
Total Investments	$157,826,044	$27,205,000	$—	$185,031,044

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$518,760	$—	$—	$518,760
Futures Contracts (Unrealized Depreciation)	(111,415)	—	—	(111,415)
Total Futures Contracts	$407,345	$—	$—	$407,345

*	See Schedule of Investments for additional detailed categorizations.

MIST-325

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—32.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BAE Systems plc	47,366	$329,055
Boeing Co. (The)	6,200	778,038
Cobham plc	39,050	194,960
Exelis, Inc.	5,800	110,258
General Dynamics Corp.	2,900	315,868
Honeywell International, Inc.	8,500	788,460
Kongsberg Gruppen A/S	2,272	51,796
L-3 Communications Holdings, Inc.	1,100	129,965
Lockheed Martin Corp.	5,133	837,911
Meggitt plc	17,160	137,562
Northrop Grumman Corp.	3,300	407,154
Raytheon Co.	6,046	597,284
Rockwell Collins, Inc.	2,300	183,241
Rolls-Royce Holdings plc (a)	2,932	52,595
Safran S.A.	2,674	185,449
Ultra Electronics Holdings plc	2,251	67,248
United Technologies Corp.	8,032	938,459

		6,105,303

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	4,400	230,516
Expeditors International of Washington, Inc.	5,900	233,817
Forward Air Corp.	1,500	69,165
Oesterreichische Post AG	3,333	167,925
Singapore Post, Ltd.	87,000	94,138
United Parcel Service, Inc. - Class B	1,900	185,022

		980,583

Airlines—0.2%
Air New Zealand, Ltd.	48,713	86,526
Alaska Air Group, Inc.	1,200	111,972
Copa Holdings S.A. - Class A	1,600	232,304
Dart Group plc	6,306	29,355
easyJet plc	9,364	268,033
International Consolidated Airlines Group S.A. - Class DI (a)	25,271	176,353
Japan Airlines Co., Ltd.	8,100	398,193
Skymark Airlines, Inc. (a)	2,100	5,910
Spirit Airlines, Inc. (a)	900	53,460

		1,362,106

Auto Components—0.5%
Aisan Industry Co., Ltd.	1,400	10,720
Autoliv, Inc.	3,500	351,225
Autoneum Holding AG (a)	438	100,873
Bridgestone Corp.	12,400	439,135
Cie Generale des Etablissements Michelin	4,426	554,409
Continental AG	260	62,303
Delphi Automotive plc	7,000	475,020
Eagle Industry Co., Ltd.	4,000	61,507
Exedy Corp.	1,800	50,503
FCC Co., Ltd.	5,300	94,528
G-Tekt Corp.	2,000	24,804
Gentex Corp.	2,800	88,284
HI-LEX Corp.	1,900	48,120

Auto Components—(Continued)
Keihin Corp.	6,700	98,057
Magna International, Inc.	2,500	240,344
NHK Spring Co., Ltd.	16,000	148,038
Nippon Seiki Co., Ltd.	3,000	51,181
Nissin Kogyo Co., Ltd.	5,400	100,498
Nokian Renkaat Oyj	5,403	218,955
Pacific Industrial Co., Ltd.	3,700	24,748
Piolax, Inc.	600	21,898
Plastic Omnium S.A.	3,867	143,788
Showa Corp.	3,800	41,657
Stanley Electric Co., Ltd.	4,700	104,077
Tachi-S Co., Ltd.	2,400	39,488
Tianneng Power International, Ltd.	18,000	6,080
Tokai Rika Co., Ltd.	5,400	90,549
Topre Corp.	4,000	42,703
Toyoda Gosei Co., Ltd.	7,100	135,993
Toyota Boshoku Corp.	2,800	28,353
TRW Automotive Holdings Corp. (a)	1,500	122,430
TS Tech Co., Ltd.	3,300	99,839
Unipres Corp.	2,700	48,593
Valeo S.A.	2,464	347,564
Yorozu Corp.	1,300	21,312

		4,537,576

Automobiles—0.3%
Daihatsu Motor Co., Ltd.	10,000	176,401
Daimler AG	1,644	155,366
Ford Motor Co.	5,000	78,000
Fuji Heavy Industries, Ltd.	16,000	431,951
Geely Automobile Holdings, Ltd.	60,000	23,593
Honda Motor Co., Ltd.	1,900	66,806
Isuzu Motors, Ltd.	39,000	225,721
Kia Motors Corp.	1,035	57,796
Suzuki Motor Corp.	8,800	229,244
Toyota Motor Corp.	14,800	832,926

		2,277,804

Banks—2.8%
77 Bank, Ltd. (The)	9,000	40,424
Australia & New Zealand Banking Group, Ltd.	7,227	222,109
Awa Bank, Ltd. (The)	6,000	31,892
Banca Carige S.p.A. (a)	28,590	24,613
Banca Monte dei Paschi di Siena S.p.A. (a)	123,727	45,158
Banca Piccolo Credito Valtellinese Scarl (a)	10,576	22,422
Banca Popolare dell’Emilia Romagna S.c.r.l. (a)	2,817	35,574
Banca Popolare di Milano Scarl (a)	28,831	29,061
Banco Bilbao Vizcaya Argentaria S.A.	20,725	249,359
Banco Popolare SC (a)	2,492	54,319
Banco Santander S.A.	36,555	349,072
Bank Hapoalim B.M.	63,125	360,165
Bank Leumi Le-Israel B.M. (a)	69,374	270,863
Bank of America Corp.	101,100	1,738,920
Bank of East Asia, Ltd.	76,000	297,755
Bank of Iwate, Ltd. (The)	500	24,270
Bank of Kyoto, Ltd. (The)	23,000	189,637

MIST-326

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of Montreal	2,621	$175,350
Bank of Nova Scotia	3,552	205,730
Bank of Okinawa, Ltd. (The)	500	21,154
Bank of Yokohama, Ltd. (The)	38,000	189,410
Barclays plc	110,497	431,007
BNP Paribas S.A.	14,169	1,095,353
BOC Hong Kong Holdings, Ltd.	153,000	435,821
Canadian Imperial Bank of Commerce	2,030	174,905
Chiba Bank, Ltd. (The)	25,000	153,880
Chiba Kogyo Bank, Ltd. (The) (a)	2,300	15,935
Chugoku Bank, Ltd. (The)	11,000	146,536
Citigroup, Inc.	29,200	1,389,920
Citizens & Northern Corp.	700	13,797
Commerzbank AG (a)	12,483	229,666
Commonwealth Bank of Australia	7,957	572,784
Credit Agricole S.A. (a)	13,598	214,753
Cullen/Frost Bankers, Inc.	1,600	124,048
CVB Financial Corp.	8,900	141,510
Dah Sing Banking Group, Ltd.	20,000	31,620
Dah Sing Financial Holdings, Ltd.	11,200	52,343
Daishi Bank, Ltd. (The)	9,000	33,022
DBS Group Holdings, Ltd.	1,000	12,874
First Citizens BancShares, Inc. - Class A	800	192,600
First Financial Corp.	300	10,104
First International Bank of Israel, Ltd.	1,434	23,684
Fukui Bank, Ltd. (The)	5,000	12,350
Gunma Bank, Ltd. (The)	18,000	97,914
Hachijuni Bank, Ltd. (The)	31,000	175,885
Hang Seng Bank, Ltd.	25,700	409,324
Higo Bank, Ltd. (The)	9,000	47,909
Hiroshima Bank, Ltd. (The)	20,000	83,878
Hokkoku Bank, Ltd. (The)	5,000	17,471
HSBC Holdings plc	220,817	2,236,494
Hyakugo Bank, Ltd. (The)	5,000	20,519
International Bancshares Corp.	4,700	117,876
Intesa Sanpaolo S.p.A.	128,751	437,220
Israel Discount Bank, Ltd. - Class A (a)	73,040	134,071
Iyo Bank, Ltd. (The)	17,000	162,251
Joyo Bank, Ltd. (The)	25,000	124,460
JPMorgan Chase & Co.	35,900	2,179,489
Juroku Bank, Ltd. (The)	5,000	17,422
Kagoshima Bank, Ltd. (The)	8,000	50,957
Keiyo Bank, Ltd. (The)	8,000	34,074
Kiyo Bank, Ltd. (The)	2,000	25,722
Lloyds Banking Group plc (a)	24,423	30,654
Mitsubishi UFJ Financial Group, Inc.	139,500	765,251
Mizuho Financial Group, Inc.	40,400	79,711
National Australia Bank, Ltd.	7,520	247,842
National Bank of Canada	4,382	175,597
Nishi-Nippon City Bank, Ltd. (The)	12,000	26,917
North Pacific Bank, Ltd.	14,400	58,321
Oversea-Chinese Banking Corp., Ltd.	11,000	85,426
Popular, Inc. (a)	400	12,396
Raiffeisen Bank International AG	3,215	107,426
Republic Bancorp, Inc. - Class A	500	11,300
Resona Holdings, Inc.	15,200	73,370
Royal Bank of Canada	3,100	204,395

Banks—(Continued)
Royal Bank of Scotland Group plc (a)	49,693	258,140
San-In Godo Bank, Ltd. (The)	10,000	67,560
Seven Bank, Ltd.	49,000	191,924
Shiga Bank, Ltd. (The)	6,000	32,522
Shizuoka Bank, Ltd. (The)	25,000	243,663
Societe Generale S.A.	9,619	593,792
SpareBank 1 SMN	10,449	93,791
Standard Chartered plc	42,158	881,701
Sumitomo Mitsui Financial Group, Inc.	15,100	643,660
Sumitomo Mitsui Trust Holdings, Inc.	54,000	243,504
Toronto-Dominion Bank (The)	5,734	268,831
Trustmark Corp.	1,075	27,251
U.S. Bancorp	7,407	317,464
UniCredit S.p.A.	43,769	400,669
Unione di Banche Italiane SCPA	11,573	109,280
Valiant Holding	517	52,031
Wells Fargo & Co.	32,635	1,623,265
Westamerica Bancorp	3,000	162,240
Westpac Banking Corp.	7,292	233,862

		24,782,461

Beverages—0.4%
Anheuser-Busch InBev NV	1,529	160,712
China Tontine Wines Group, Ltd. (a)	128,000	5,530
Coca-Cola Amatil, Ltd.	29,733	304,258
Coca-Cola Co. (The)	30,818	1,191,424
Diageo plc	5,369	166,637
Heineken Holding NV	1,058	68,331
Molson Coors Brewing Co. - Class B	2,989	175,932
Monster Beverage Corp. (a)	1,900	131,955
PepsiCo, Inc.	18,472	1,542,412
SABMiller plc	1,174	58,639

		3,805,830

Biotechnology—0.4%
Actelion, Ltd. (a)	3,078	291,857
Amgen, Inc.	8,700	1,073,058
BioGaia AB - B Shares	534	17,531
Biogen Idec, Inc. (a)	1,900	581,153
Celgene Corp. (a)	1,700	237,320
Cubist Pharmaceuticals, Inc. (a)	700	51,205
Gilead Sciences, Inc. (a)	14,200	1,006,212
Grifols S.A. (ADR)	3,987	164,663
Myriad Genetics, Inc. (a)	2,700	92,313
PDL BioPharma, Inc.	6,300	52,353
United Therapeutics Corp. (a)	1,500	141,045

		3,708,710

Building Products—0.0%
Asahi Glass Co., Ltd.	18,000	104,196
Assa Abloy AB - Class B	977	52,182
Central Glass Co., Ltd.	11,000	35,787
Sekisui Jushi Corp.	3,000	40,609

		232,774

MIST-327

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—0.5%
Aberdeen Asset Management plc	37,765	$246,212
Aizawa Securities Co., Ltd.	3,600	25,662
American Capital, Ltd. (a)	3,200	50,528
ARA Asset Management, Ltd.	9,900	14,515
Ashmore Group plc	25,205	139,902
Azimut Holding S.p.A.	4,427	157,920
Capital Southwest Corp.	1,200	41,664
Credit Suisse Group AG (a)	1,139	36,883
Deutsche Bank AG	8,512	380,748
Diamond Hill Investment Group, Inc.	300	39,432
Franklin Resources, Inc.	9,200	498,456
Gluskin Sheff & Associates, Inc.	1,300	37,548
Goldman Sachs Group, Inc. (The)	5,600	917,560
HFF, Inc. - Class A	1,600	53,776
Ichiyoshi Securities Co., Ltd.	2,600	34,645
Investec plc	11,515	93,209
Jupiter Fund Management plc	15,728	105,272
Macquarie Group, Ltd.	7,241	390,556
Mediobanca S.p.A. (a)	26,581	304,485
Morgan Stanley	14,000	436,380
Platinum Asset Management, Ltd.	10,648	73,724
T. Rowe Price Group, Inc.	5,500	452,925
Tetragon Financial Group, Ltd.	2,330	24,102
UBS AG (a)	4,218	87,085
Waddell & Reed Financial, Inc. - Class A	1,100	80,982
WM Technologie AG (a)	270	6,414

		4,730,585

Chemicals—0.9%
ADEKA Corp.	2,300	26,462
Agrium, Inc.	3,500	341,072
Air Products & Chemicals, Inc.	3,324	395,689
Albemarle Corp.	1,800	119,556
BASF SE	10,583	1,176,159
Carlit Holdings Co., Ltd.	2,600	11,938
CF Industries Holdings, Inc.	1,100	286,704
China Sanjiang Fine Chemicals Co., Ltd.	33,000	16,003
China Steel Chemical Corp.	3,000	17,162
Chugoku Marine Paints, Ltd.	3,000	21,262
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,549
Dow Chemical Co. (The)	14,600	709,414
E.I. du Pont de Nemours & Co.	7,821	524,789
FutureFuel Corp.	3,100	62,930
Israel Chemicals, Ltd.	18,198	159,076
JSP Corp.	1,600	24,677
JSR Corp.	2,800	51,814
K&S AG	4,220	138,611
Kaneka Corp.	6,000	36,348
Konishi Co., Ltd.	900	15,981
Lintec Corp.	4,400	83,895
LyondellBasell Industries NV - Class A	6,300	560,322
Mitsubishi Chemical Holdings Corp.	27,000	112,115
Monsanto Co.	2,927	333,005
NewMarket Corp.	400	156,312
Nihon Parkerizing Co., Ltd.	1,000	23,258

Chemicals—(Continued)
Nippon Pillar Packing Co., Ltd.	1,000	7,747
Nissan Chemical Industries, Ltd.	8,000	120,734
Nitto Denko Corp.	5,300	255,241
NOF Corp.	12,000	86,684
Novozymes A/S - B Shares	2,567	113,027
Olin Corp.	3,300	91,113
Potash Corp. of Saskatchewan, Inc.	3,300	119,373
PPG Industries, Inc.	2,676	517,699
Praxair, Inc.	480	62,866
Sanyo Chemical Industries, Ltd.	4,000	25,557
Shikoku Chemicals Corp.	2,000	14,407
Shin-Etsu Chemical Co., Ltd.	3,700	211,170
Sumitomo Seika Chemicals Co., Ltd.	6,000	40,197
Syngenta AG	532	201,790
Taiyo Holdings Co., Ltd.	2,200	65,035
Teijin, Ltd.	7,000	17,330
Tenma Corp.	1,000	13,790
Terra Nitrogen Co. L.P.	400	60,872
Tikkurila Oyj	922	21,745
Toagosei Co., Ltd.	22,000	94,040
Tokai Carbon Co., Ltd.	6,000	20,315
Tokyo Ohka Kogyo Co., Ltd.	2,900	64,224
Victrex plc	2,087	70,019
Yara International ASA	8,443	372,964

		8,091,042

Commercial Services & Supplies—0.3%
Berendsen plc	1,957	36,510
Cabcharge Australia, Ltd.	2,996	11,283
Cintas Corp.	5,256	313,310
Collection House, Ltd.	9,346	15,865
Dai Nippon Printing Co., Ltd.	22,000	210,557
Deluxe Corp.	2,400	125,928
Duskin Co., Ltd.	1,400	26,810
Intrum Justitia AB	5,258	143,554
Kaba Holding AG - Class B (a)	243	116,148
Loomis AB - Class B	3,734	95,995
Matsuda Sangyo Co., Ltd.	1,100	13,316
Mineral Resources, Ltd.	7,472	79,607
Mitie Group plc	12,173	66,193
NAC Co., Ltd.	1,200	18,750
Pitney Bowes, Inc.	8,400	218,316
Republic Services, Inc.	5,123	175,002
RR Donnelley & Sons Co.	8,100	144,990
Securitas AB - B Shares	10,725	124,496
Societe BIC S.A.	774	101,713
Toppan Forms Co., Ltd.	1,400	13,008
Toppan Printing Co., Ltd.	22,000	157,319
Transcontinental, Inc. - Class A	6,600	95,582
U.S. Ecology, Inc.	1,000	37,120
Waste Management, Inc.	4,243	178,503

		2,519,875

Communications Equipment—0.5%
Axis Communications AB	2,842	97,286
Brocade Communications Systems, Inc. (a)	9,900	105,039

MIST-328

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Cisco Systems, Inc.	57,500	$1,288,575
F5 Networks, Inc. (a)	2,300	245,249
Harris Corp.	3,400	248,744
InterDigital, Inc.	600	19,866
Ituran Location and Control, Ltd.	1,362	33,835
Nolato AB - B Shares	877	22,132
Pace plc	11,528	86,572
Plantronics, Inc.	1,400	62,230
QUALCOMM, Inc.	17,321	1,365,934
Spirent Communications plc	8,440	13,937
Telefonaktiebolaget LM Ericsson - B Shares	33,072	440,623

		4,030,022

Construction & Engineering—0.2%
Ausdrill, Ltd.	4,930	3,659
Bouygues S.A.	5,553	232,090
Cardno, Ltd.	5,697	38,121
Decmil Group, Ltd.	14,456	27,831
Fluor Corp.	3,400	264,282
Kandenko Co., Ltd.	3,000	15,173
Kinden Corp.	10,000	96,651
Leighton Holdings, Ltd.	10,378	203,272
MACA, Ltd.	10,971	22,389
Macmahon Holdings, Ltd. (a)	38,458	4,282
Maeda Road Construction Co., Ltd.	5,000	69,597
Monadelphous Group, Ltd.	5,493	85,691
NCC AB - B Shares	3,701	134,196
Nichireki Co., Ltd.	2,000	19,887
NRW Holdings, Ltd.	5,893	5,813
RCR Tomlinson, Ltd.	8,422	21,801
Sanki Engineering Co., Ltd.	3,000	19,090
Sumitomo Densetsu Co., Ltd.	1,200	14,890
Taihei Dengyo Kaisha, Ltd.	2,000	12,348
United Integrated Services Co., Ltd.	23,000	28,889
Vinci S.A.	7,306	544,392

		1,864,344

Construction Materials—0.0%
Imerys S.A.	1,400	124,457

Consumer Finance—0.2%
American Express Co.	6,700	603,201
Capital One Financial Corp.	7,800	601,848
Cash America International, Inc.	1,900	73,568
Credit Acceptance Corp. (a)	900	127,935
Discover Financial Services	9,300	541,167
First Cash Financial Services, Inc. (a)	400	20,184
Portfolio Recovery Associates, Inc. (a)	2,100	121,506
World Acceptance Corp. (a)	700	52,556

		2,141,965

Containers & Packaging—0.1%
Avery Dennison Corp.	3,900	197,613
Crown Holdings, Inc. (a)	3,981	178,110
Fuji Seal International, Inc.	2,000	68,470

Containers & Packaging—(Continued)
Mayr Melnhof Karton AG	330	41,293
Smurfit Kappa Group plc	2,469	60,055
Sonoco Products Co.	4,700	192,794
Toyo Seikan Group Holdings, Ltd.	5,000	81,054

		819,389

Distributors—0.0%
Canon Marketing Japan, Inc.	1,300	17,886
Genuine Parts Co.	3,200	277,920
Jardine Cycle & Carriage, Ltd.	3,000	108,456

		404,262

Diversified Consumer Services—0.1%
American Public Education, Inc. (a)	300	10,524
Apollo Education Group, Inc. (a)	2,300	78,752
Best Bridal, Inc.	1,400	8,127
Capella Education Co.	400	25,260
Grand Canyon Education, Inc. (a)	700	32,690
H&R Block, Inc.	6,100	184,159
ITT Educational Services, Inc. (a)	600	17,208
Meiko Network Japan Co., Ltd.	1,100	11,778
Navitas, Ltd.	11,374	77,267

		445,765

Diversified Financial Services—0.3%
ASX, Ltd.	4,727	158,201
Berkshire Hathaway, Inc. - Class B (a)	3,000	374,910
CBOE Holdings, Inc.	1,900	107,540
Fuyo General Lease Co., Ltd.	1,300	46,609
IG Group Holdings plc	12,559	131,479
Industrivarden AB - A Shares	1,443	30,221
Industrivarden AB - C Shares	7,482	145,165
ING Groep NV (a)	27,326	388,373
Investor AB - B Shares	16,581	600,734
MarketAxess Holdings, Inc.	700	41,454
McGraw Hill Financial, Inc.	3,000	228,900
MSCI, Inc. (a)	900	38,718
RHJ International (a)	2,365	11,904
Ricoh Leasing Co., Ltd.	1,400	33,259
Singapore Exchange, Ltd.	8,000	44,120
Sofina S.A.	759	92,680

		2,474,267

Diversified Telecommunication Services—1.0%
AT&T, Inc.	56,758	1,990,503
BCE, Inc.	9,800	422,140
Belgacom S.A.	11,200	351,500
Bell Aliant, Inc.	2,233	54,618
Bezeq The Israeli Telecommunication Corp., Ltd.	106,827	190,230
BT Group plc	11,405	72,586
CenturyLink, Inc.	5,325	174,873
Elisa Oyj	8,335	240,018
Frontier Communications Corp.	31,337	178,621
Nippon Telegraph & Telephone Corp.	4,600	250,032

MIST-329

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Orange S.A.	9,416	$139,242
Singapore Telecommunications, Ltd.	39,000	113,035
Swisscom AG	591	362,916
Telefonica S.A.	9,823	155,540
Telekomunikasi Indonesia Persero Tbk PT	332,500	65,119
Telenor ASA	27,379	606,707
Telstra Corp., Ltd.	85,726	404,365
TELUS Corp.	11,400	408,668
Turk Telekomunikasyon A/S	18,115	50,082
Verizon Communications, Inc.	42,646	2,030,032
Windstream Holdings, Inc.	21,593	177,926
Ziggo NV	3,288	146,132

		8,584,885

Electric Utilities—0.2%
American Electric Power Co., Inc.	1,146	58,057
CEZ A/S	4,927	141,112
Cia Paranaense de Energia (ADR)	1,200	15,732
Duke Energy Corp.	3,497	249,056
Entergy Corp.	2,606	174,211
EVN AG	4,052	56,993
Exelon Corp.	1,500	50,340
Fortum Oyj	4,543	103,279
NextEra Energy, Inc.	1,687	161,311
PGE S.A.	12,762	79,568
Red Electrica Corp. S.A.	4,568	371,656
Southern Co. (The)	2,619	115,079
SSE plc	7,661	187,849
Tauron Polska Energia S.A.	21,841	37,926
Verbund AG	5,597	115,205

		1,917,374

Electrical Equipment—0.3%
ABB, Ltd. (a)	27,183	703,818
Alstom S.A.	2,421	66,213
Babcock & Wilcox Co. (The)	5,300	175,960
Eaton Corp. plc	364	27,344
Emerson Electric Co.	9,584	640,211
Hubbell, Inc. - Class B	1,300	155,831
Legrand S.A.	5,604	348,494
Nissin Electric Co., Ltd.	9,000	46,306
Nitto Kogyo Corp.	4,000	83,850
OSRAM Licht AG (a)	30	1,948
Rockwell Automation, Inc.	4,000	498,200

		2,748,175

Electronic Equipment, Instruments & Components—0.3%
Ai Holdings Corp.	1,600	28,155
Barco NV	445	35,669
Canon Electronics, Inc.	2,600	45,275
Corning, Inc.	16,600	345,612
Delta Electronics Thailand plc	11,900	21,643
Domino Printing Sciences plc	3,948	51,925
FLIR Systems, Inc.	3,200	115,200
FUJIFILM Holdings Corp.	13,900	372,547

Electronic Equipment, Instruments & Components—(Continued)
Halma plc	10,005	96,155
Hoya Corp.	5,600	175,085
Kanematsu Electronics, Ltd.	800	11,241
Knowles Corp. (a)	2,650	83,660
Kyocera Corp.	9,600	432,171
LEM Holding S.A.	30	23,855
Nippon Electric Glass Co., Ltd.	18,000	92,498
Spectris plc	2,190	84,839
Taiwan Chinsan Electronic Industrial Co., Ltd.	13,000	26,277
TE Connectivity, Ltd.	6,360	382,936

		2,424,743

Energy Equipment & Services—0.4%
Diamond Offshore Drilling, Inc.	5,800	282,808
Ensco plc - Class A	6,700	353,626
Ensign Energy Services, Inc.	7,200	106,421
Fred Olsen Energy ASA	4,058	135,368
Fugro NV	3,597	221,447
Helmerich & Payne, Inc.	2,000	215,120
Pason Systems, Inc.	3,100	78,404
ProSafe SE	3,866	30,975
RPC, Inc.	3,200	65,344
Savanna Energy Services Corp.	1,900	13,303
Schlumberger, Ltd.	6,200	604,500
Seadrill, Ltd.	6,280	221,684
TGS Nopec Geophysical Co. ASA	5,062	165,927
Transocean, Ltd.	5,900	243,906
Transocean, Ltd. (Swiss-Traded Shares)	4,284	176,763
WorleyParsons, Ltd.	11,939	167,716

		3,083,312

Food & Staples Retailing—0.6%
Ain Pharmaciez, Inc.	700	32,355
Alimentation Couche Tard, Inc. - Class B	3,400	274,983
Amsterdam Commodities NV	982	24,113
Arcs Co., Ltd.	1,000	19,490
Axfood AB	2,073	114,655
Colruyt S.A.	3,657	201,890
Costco Wholesale Corp.	1,100	122,848
CREATE SD HOLDINGS Co., Ltd.	400	13,500
CVS Caremark Corp.	4,400	329,384
FamilyMart Co., Ltd.	2,000	87,790
Greggs plc	6,045	51,002
Itochu-Shokuhin Co., Ltd.	300	10,262
Jean Coutu Group PJC, Inc. (The) - Class A	3,400	67,200
Kato Sangyo Co., Ltd.	1,000	21,230
Kroger Co. (The)	7,300	318,645
Metcash, Ltd.	28,016	68,076
Metro, Inc.	1,200	70,448
Ministop Co., Ltd.	900	14,537
San-A Co., Ltd.	600	17,679
Sligro Food Group NV	580	23,769
Sundrug Co., Ltd.	1,200	54,741
Sysco Corp.	11,100	401,043
Tesco plc	64,867	319,694
Wal-Mart Stores, Inc.	13,100	1,001,233

MIST-330

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Walgreen Co.	10,497	$693,117
Welcia Holdings Co., Ltd.	900	50,592
Wesfarmers, Ltd.	1,339	51,175
Woolworths, Ltd.	17,937	594,434

		5,049,885

Food Products—1.0%
Archer-Daniels-Midland Co.	4,027	174,732
Asian Citrus Holdings, Ltd.	73,591	15,648
Bunge, Ltd.	2,218	176,353
Danone S.A.	10,627	751,681
General Mills, Inc.	22,585	1,170,355
Hormel Foods Corp.	3,800	187,226
J&J Snack Foods Corp.	1,000	95,970
J.M. Smucker Co. (The)	1,806	175,616
Kellogg Co.	2,810	176,215
Kenko Mayonnaise Co., Ltd.	1,900	16,793
Kraft Foods Group, Inc.	6,300	353,430
Lancaster Colony Corp.	900	89,478
McCormick & Co., Inc.	1,500	107,610
Mitsui Sugar Co., Ltd.	3,000	11,478
Mondelez International, Inc. - Class A	2,078	71,795
Nestle S.A.	34,362	2,589,137
Saputo, Inc.	3,900	196,464
Shenguan Holdings Group, Ltd.	118,000	48,986
Suedzucker AG	11,007	313,869
Toyo Suisan Kaisha, Ltd.	4,000	133,341
Unilever NV	27,420	1,127,438
Unilever plc	22,512	961,485

		8,945,100

Gas Utilities—0.1%
Enagas S.A.	5,662	172,323
Gas Natural SDG S.A.	10,718	301,773
Snam S.p.A.	40,945	239,886

		713,982

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	2,108	81,179
Atrion Corp.	100	30,614
Baxter International, Inc.	8,228	605,416
Becton Dickinson & Co.	4,207	492,556
C.R. Bard, Inc.	2,300	340,354
Covidien plc	974	71,745
DENTSPLY International, Inc.	3,839	176,748
DiaSorin S.p.A.	4,581	196,572
Essilor International S.A.	359	36,276
Fukuda Denshi Co., Ltd.	600	26,464
Hill-Rom Holdings, Inc.	2,700	104,058
Medtronic, Inc.	16,857	1,037,380
Smith & Nephew plc	28,902	437,895
St. Jude Medical, Inc.	4,600	300,794
Straumann Holding AG	984	209,729
Stryker Corp.	8,900	725,083
Varian Medical Systems, Inc. (a)	2,000	167,980

Health Care Equipment & Supplies—(Continued)
Zimmer Holdings, Inc.	7,000	662,060

		5,702,903

Health Care Providers & Services—0.4%
Aetna, Inc.	600	44,982
Amsurg Corp. (a)	3,000	141,240
Cardinal Health, Inc.	9,400	657,812
Catamaran Corp. (a)	2,318	103,707
Chemed Corp.	900	80,505
Corvel Corp. (a)	1,800	89,568
Henry Schein, Inc. (a)	4,494	536,449
Humana, Inc.	200	22,544
Laboratory Corp. of America Holdings (a)	4,473	439,293
McKesson Corp.	800	141,256
MEDNAX, Inc. (a)	2,600	161,148
Miraca Holdings, Inc.	4,300	188,048
National Research Corp. - Class B (a)	350	15,358
Quest Diagnostics, Inc.	4,600	266,432
Ramsay Health Care, Ltd.	3,345	149,357
Tokai Corp.	1,400	39,995
Triple-S Management Corp. - Class B (a)	1,600	25,824
U.S. Physical Therapy, Inc.	1,700	58,769
UnitedHealth Group, Inc.	8,800	721,512
Universal Health Services, Inc. - Class B	900	73,863

		3,957,662

Health Care Technology—0.0%
Computer Programs & Systems, Inc.	1,600	103,360
Quality Systems, Inc.	1,500	25,320

		128,680

Hotels, Restaurants & Leisure—0.4%
Cheesecake Factory, Inc. (The)	1,200	57,156
Compass Group plc	1,852	28,306
Cracker Barrel Old Country Store, Inc.	900	87,516
Flight Centre Travel Group, Ltd.	1,524	74,235
International Game Technology	9,000	126,540
Ladbrokes plc	24,618	55,484
Las Vegas Sands Corp.	3,900	315,042
McDonald’s Corp.	14,277	1,399,574
MGM China Holdings, Ltd.	16,400	57,886
NagaCorp., Ltd.	64,000	66,699
OPAP S.A.	5,632	90,756
Paddy Power plc	1,376	109,017
SJM Holdings, Ltd.	39,000	110,048
St. Marc Holdings Co., Ltd.	300	14,758
Starbucks Corp.	2,100	154,098
Tatts Group, Ltd.	18,458	49,667
Tim Hortons, Inc.	3,500	193,585
Unibet Group plc	1,003	50,389
William Hill plc	23,284	132,468
Yum! Brands, Inc.	881	66,419

		3,239,643

MIST-331

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.1%
Alpine Electronics, Inc.	6,100	$79,869
Foster Electric Co., Ltd.	1,900	23,081
Fujitsu General, Ltd.	6,000	57,841
JM AB	3,302	108,501
Leggett & Platt, Inc.	7,600	248,064
Sanyo Housing Nagoya Co., Ltd.	1,000	9,558
SEB S.A.	2,175	187,735
Token Corp.	710	32,317
Tupperware Brands Corp.	1,400	117,264

		864,230

Household Products—0.7%
Clorox Co. (The)	6,471	569,513
Colgate-Palmolive Co.	13,301	862,836
Energizer Holdings, Inc.	1,600	161,184
Kimberly-Clark Corp.	11,378	1,254,424
Procter & Gamble Co. (The)	24,428	1,968,897
Reckitt Benckiser Group plc	12,815	1,044,394

		5,861,248

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	11,529	164,634
Tractebel Energia S.A.	1,500	23,204

		187,838

Industrial Conglomerates—0.5%
3M Co.	10,039	1,361,891
Danaher Corp.	8,663	649,725
General Electric Co.	63,200	1,636,248
Hopewell Holdings, Ltd.	26,500	91,087
Hutchison Whampoa, Ltd.	12,000	159,462
Reunert, Ltd.	2,202	13,540
Sembcorp Industries, Ltd.	57,000	249,095
Siemens AG	3,325	447,472
Smiths Group plc	7,705	163,580

		4,772,100

Insurance—1.6%
ACE, Ltd.	7,500	742,950
Aegon NV	28,365	260,921
Aflac, Inc.	11,300	712,352
Ageas	4,785	213,395
AIA Group, Ltd.	52,600	249,910
Allianz SE	2,996	506,322
Allied World Assurance Co. Holdings AG	2,000	206,380
American Equity Investment Life Holding Co.	4,600	108,652
American Financial Group, Inc.	2,823	162,915
American International Group, Inc.	14,900	745,149
Amlin plc	27,567	222,736
Amtrust Financial Services, Inc.	5,000	188,050
Arch Capital Group, Ltd. (a)	2,335	134,356
Aspen Insurance Holdings, Ltd.	2,000	79,400
Assured Guaranty, Ltd.	5,900	149,388
Axis Capital Holdings, Ltd.	10,632	487,477
Baloise Holding AG	702	88,272

Insurance—(Continued)
Beazley plc	37,415	164,845
Catlin Group, Ltd.	16,036	144,016
Chesnara plc	7,256	37,168
Chubb Corp. (The)	6,500	580,450
CNA Financial Corp.	3,100	132,432
CNO Financial Group, Inc.	7,300	132,130
CNP Assurances	11,302	239,500
Delta Lloyd NV	3,668	101,802
Endurance Specialty Holdings, Ltd.	2,800	150,724
Euler Hermes S.A.	1,606	202,706
Everest Re Group, Ltd.	1,166	178,456
FBL Financial Group, Inc. - Class A	1,500	64,980
Generali Deutschland Holding AG	165	25,800
Genworth Financial, Inc. - Class A (a)	3,100	54,963
Great-West Lifeco, Inc.	8,700	239,791
Hannover Rueck SE	2,905	259,815
HCC Insurance Holdings, Inc.	5,013	228,041
Helvetia Holding AG	349	178,887
Hiscox, Ltd.	18,284	207,864
Horace Mann Educators Corp.	3,800	110,200
Jardine Lloyd Thompson Group plc	5,555	98,643
Legal & General Group plc	168,258	575,013
MBIA, Inc. (a)	7,900	110,521
Montpelier Re Holdings, Ltd.	3,800	113,088
Muenchener Rueckversicherungs AG	1,291	282,041
National Western Life Insurance Co. - Class A	200	48,900
Navigators Group, Inc. (The) (a)	600	36,834
PartnerRe, Ltd.	2,400	248,400
Platinum Underwriters Holdings, Ltd.	2,000	120,200
Principal Financial Group, Inc.	700	32,193
ProAssurance Corp.	4,400	195,932
Protective Life Corp.	3,400	178,806
RenaissanceRe Holdings, Ltd.	2,300	224,480
Sampo Oyj - A Shares	11,109	577,163
SCOR SE	1,428	50,037
Societa Cattolica di Assicurazioni S.c.r.l.	1,209	31,060
Sony Financial Holdings, Inc.	15,089	246,764
StanCorp Financial Group, Inc.	2,600	173,680
Symetra Financial Corp.	9,200	182,344
Talanx AG (a)	7,521	270,503
Torchmark Corp.	7,254	570,890
Travelers Cos., Inc. (The)	2,079	176,923
Universal Insurance Holdings, Inc.	4,000	50,800
Unum Group	8,300	293,073
W.R. Berkley Corp.	4,003	166,605
XL Group plc	5,742	179,438

		13,927,526

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	1,200	403,824
PetMed Express, Inc.	900	12,069
priceline.com, Inc. (a)	500	595,945
Webjet, Ltd.	2,949	7,522

		1,019,360

MIST-332

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—0.5%
Dena Co., Ltd.	4,900	$88,363
Dice Holdings, Inc. (a)	1,600	11,936
eBay, Inc. (a)	8,500	469,540
Facebook, Inc. - Class A (a)	9,200	554,208
Google, Inc. - Class A (a)	2,300	2,563,373
Gree, Inc.	8,700	95,858
j2 Global, Inc.	1,900	95,095
Mail.ru Group, Ltd. (GDR) (a)	1,118	39,633
NetEase, Inc. (ADR)	1,000	67,300
NIFTY Corp.	700	7,853
Sohu.com, Inc. (a)	400	26,036
SUNeVision Holdings, Ltd.	49,000	16,051

		4,035,246

IT Services—0.6%
Accenture plc - Class A	6,200	494,264
Automatic Data Processing, Inc.	797	61,576
Booz Allen Hamilton Holding Corp.	4,900	107,800
Broadridge Financial Solutions, Inc.	3,500	129,990
Fiserv, Inc. (a)	3,131	177,496
Global Payments, Inc.	2,700	191,997
Infocom Corp.	2,400	19,449
International Business Machines Corp.	8,820	1,697,762
Jack Henry & Associates, Inc.	1,300	72,488
MasterCard, Inc. - Class A	5,700	425,790
NeuStar, Inc. - Class A (a)	2,200	71,522
Paychex, Inc.	8,200	349,320
Syntel, Inc. (a)	500	44,950
Teradata Corp. (a)	4,600	226,274
Tieto Oyj	1,505	38,724
TKC Corp.	1,300	25,772
Transcosmos, Inc. (a)	3,300	68,047
Visa, Inc. - Class A Shares	3,293	710,827
Western Union Co. (The)	14,200	232,312

		5,146,360

Leisure Products—0.1%
Fields Corp.	2,400	34,788
Kimoto Co., Ltd.	4,800	16,520
Mattel, Inc.	8,700	348,957
Namco Bandai Holdings, Inc.	5,200	122,809
Polaris Industries, Inc.	700	97,797
Universal Entertainment Corp. (a)	600	10,934

		631,805

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,200	178,944
Bruker Corp. (a)	1,900	43,301
CMIC Holdings Co., Ltd.	800	13,371
Covance, Inc. (a)	800	83,120
EPS Corp.	600	6,529
Gerresheimer AG	1,288	83,495
Mettler-Toledo International, Inc. (a)	100	23,568
Techne Corp.	1,400	119,518
Thermo Fisher Scientific, Inc.	2,800	336,672

Life Sciences Tools & Services—(Continued)
Waters Corp. (a)	1,600	173,456

		1,061,974

Machinery—0.9%
AGCO Corp.	1,500	82,740
Atlas Copco AB - A Shares	8,799	254,643
Bradken, Ltd.	2,408	9,741
Caterpillar, Inc.	723	71,845
Crane Co.	2,500	177,875
Cummins, Inc.	4,522	673,733
Daiwa Industries, Ltd.	2,000	13,760
Danieli & C Officine Meccaniche S.p.A.	642	21,410
Deere & Co.	7,036	638,869
Dover Corp.	5,300	433,275
Duro Felguera S.A.	3,806	26,054
Flowserve Corp.	4,700	368,198
Fukushima Industries Corp.	1,000	15,931
Graco, Inc.	3,000	224,220
Hino Motors, Ltd.	14,000	207,251

IDEX Corp.	2,600	189,514
Illinois Tool Works, Inc.	7,008	569,961
IMI plc	10,781	262,321
ITT Corp.	4,800	205,248
John Bean Technologies Corp.	2,300	71,070
Joy Global, Inc.	3,900	226,200
Komatsu, Ltd.	21,100	436,357
Lincoln Electric Holdings, Inc.	3,100	223,231
Lindsay Corp.	1,200	105,816
Metka S.A.	2,122	39,747
Middleby Corp. (The) (a)	200	52,842
Mitsuboshi Belting Co., Ltd.	1,000	5,653
Namura Shipbuilding Co., Ltd.	2,700	25,137
Nittoku Engineering Co., Ltd.	1,000	8,024
Nordson Corp.	1,600	112,784
Oshkosh Corp.	2,900	170,723
Parker Hannifin Corp.	4,700	562,637
Senior plc	13,149	67,392
SKF AB - B Shares	10,863	278,453
Snap-on, Inc.	1,500	170,220
Spirax-Sarco Engineering plc	858	41,447
Standex International Corp.	1,200	64,296
Teikoku Sen-I Co., Ltd.	2,000	30,453
Tocalo Co., Ltd.	700	11,109
Toro Co. (The)	3,400	214,846
Valmont Industries, Inc.	1,300	193,492
Wabtec Corp.	600	46,500
Walter Meier AG (a)	270	15,743
Weir Group plc (The)	3,982	168,617
Yangzijiang Shipbuilding Holdings, Ltd.	106,000	91,172
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	35,800	24,845

		7,905,395

Marine—0.1%
AP Moeller - Maersk A/S - Class A	6	69,354

MIST-333

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
AP Moeller - Maersk A/S - Class B	42	$504,939

		574,293

Media—0.9%
British Sky Broadcasting Group plc	22,128	337,256
Cablevision Systems Corp. - Class A	10,502	177,169
Comcast Corp. - Class A	26,764	1,338,735
Comcast Corp. - Special Class A	3,613	176,170
CTC Media, Inc.	3,400	31,314
CTS Eventim AG	1,287	85,808
Daiichikosho Co., Ltd.	1,700	51,429
DIRECTV (a)	7,400	565,508
Euromoney Institutional Investor plc	1,621	32,407
Eutelsat Communications S.A.	5,485	186,415
John Wiley & Sons, Inc. - Class A	1,500	86,460
Kinepolis Group NV	154	30,162
Lagardere SCA	4,389	174,458
Meredith Corp.	1,800	83,574
Metropole Television S.A.	5,372	116,834
Modern Times Group AB - B Shares	1,370	64,083
Omnicom Group, Inc.	6,205	450,483
Phoenix Satellite Television Holdings, Ltd.	74,000	24,913
ProSiebenSat.1 Media AG	2,833	129,925
Publicis Groupe S.A.	4,352	393,612
REA Group, Ltd.	567	25,647
RTL Group S.A. (a)	3,078	350,687
Scripps Networks Interactive, Inc. - Class A	2,500	189,775
SES S.A.	3,601	134,453
Shaw Communications, Inc. - Class B	17,659	421,707
SinoMedia Holding, Ltd.	41,000	34,548
Sky Network Television, Ltd.	12,782	69,523
Television Broadcasts, Ltd.	6,000	36,093
Time Warner Cable, Inc.	1,295	177,648
Time Warner, Inc.	300	19,599
Twenty-First Century Fox, Inc. - Class A	3,600	115,092
Viacom, Inc. - Class B	6,000	509,940
Walt Disney Co. (The)	16,100	1,289,127
Wolters Kluwer NV	10,160	286,966
Yellow Media, Ltd. (a)	1,222	27,469

		8,224,989

Metals & Mining—0.7%
African Barrick Gold plc	5,902	25,908
Anglo American plc	21,595	550,761
Antofagasta plc	20,234	282,304
ArcelorMittal	4,336	70,245
BHP Billiton plc	23,680	730,946
BHP Billiton, Ltd.	29,899	1,012,268
Centamin plc (a)	46,356	39,185
Centerra Gold, Inc.	7,600	35,405
Cia de Minas Buenaventura SAA (ADR)	6,800	85,476
Cliffs Natural Resources, Inc.	1,000	20,460
Ferrexpo plc	16,977	43,860
Fortescue Metals Group, Ltd.	11,735	57,484
Freeport-McMoRan Copper & Gold, Inc.	12,200	403,454
Fresnillo plc	11,936	168,046

Metals & Mining—(Continued)
Gold Fields, Ltd.	4,050	15,265
Gold Fields, Ltd. (ADR)	20,800	76,752
Grange Resources, Ltd.	49,387	11,917
Harmony Gold Mining Co., Ltd. (ADR) (a)	11,400	34,770
Highland Gold Mining, Ltd.	5,802	6,964
Hochschild Mining plc	14,157	39,934
IAMGOLD Corp.	10,100	35,540
JFE Holdings, Inc.	4,700	88,384
Kazakhmys plc	5,070	22,388
KGHM Polska Miedz S.A.	3,843	138,792
Koza Altin Isletmeleri A/S	2,462	21,167
Koza Anadolu Metal Madencilik Isletmeleri (a)	5,052	5,148
Kumba Iron Ore, Ltd.	2,066	73,931
Maruichi Steel Tube, Ltd.	2,200	56,805
Mitsui Mining & Smelting Co., Ltd.	12,000	27,620
Mount Gibson Iron, Ltd.	51,017	43,105
Nevsun Resources, Ltd.	9,100	30,786
Northern Star Resources, Ltd.	27,728	28,923
OZ Minerals, Ltd.	2,885	9,576
Pan American Silver Corp.	6,200	79,694
Petropavlovsk plc	3,257	4,203
Resolute Mining, Ltd. (a)	6,656	3,620
Rio Tinto plc	3,648	203,448
Rio Tinto, Ltd.	6,683	395,292
Salzgitter AG	339	13,414
SEMAFO, Inc.	12,600	44,450
Silver Wheaton Corp.	1,800	40,836
St. Barbara, Ltd. (a)	4,110	1,049
Sumitomo Metal Mining Co., Ltd.	17,000	213,070
Teck Resources, Ltd. - Class B	10,900	235,255
Troy Resources, Ltd. (a)	2,277	2,221
Vale S.A. (ADR)	13,700	170,565
Vedanta Resources plc	842	12,699
Yamana Gold, Inc.	3,900	34,149
Zhaojin Mining Industry Co., Ltd. - Class H	44,000	26,191
Zijin Mining Group Co., Ltd. - Class H	216,000	46,011

		5,819,736

Multi-Utilities—0.2%
CenterPoint Energy, Inc.	7,421	175,804
Centrica plc	88,849	489,279
Dominion Resources, Inc.	956	67,866
E.ON SE	9,069	177,273
GDF Suez	1,180	32,334
National Grid plc	2,693	36,986
RWE AG	4,399	178,487
Wisconsin Energy Corp.	3,780	175,959

		1,333,988

Multiline Retail—0.2%
Debenhams plc	26,464	35,312
Dollar Tree, Inc. (a)	3,100	161,758
Kohl’s Corp.	3,800	215,840
Lifestyle International Holdings, Ltd.	21,500	43,765
Macy’s, Inc.	5,300	314,237
Metro Holdings, Ltd.	14,000	9,457

MIST-334

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Myer Holdings, Ltd.	10,600	$22,036
Next plc	1,768	194,917
Nordstrom, Inc.	5,709	356,527
Target Corp.	7,730	467,742
Warehouse Group, Ltd. (The)	4,684	13,095

		1,834,686

Office Electronics—0.0%
Neopost S.A.	1,422	112,319

Oil, Gas & Consumable Fuels—2.7%
Afren plc (a)	39,030	91,997
Alliance Resource Partners L.P.	1,100	92,554
Apache Corp.	6,900	572,355
AWE, Ltd. (a)	22,523	31,737
Bankers Petroleum, Ltd. (a)	4,221	20,542
BG Group plc	20,089	374,666
Bonterra Energy Corp.	293	14,195
BP plc	219,236	1,755,712
Cairn Energy plc (a)	17,935	49,949
Canadian Oil Sands, Ltd.	18,300	383,878
Chevron Corp.	19,425	2,309,827
CNOOC, Ltd.	122,000	184,420
ConocoPhillips	13,475	947,966
CVR Energy, Inc.	2,900	122,525
DNO International ASA (a)	5,640	21,519
Dorchester Minerals L.P.	800	20,960
ENI S.p.A.	27,378	687,534
EnQuest plc (a)	42,761	88,422
EOG Resources, Inc.	600	117,702
Exxon Mobil Corp.	41,703	4,073,549
Gazprom OAO (ADR)	12,325	95,765
Gran Tierra Energy, Inc. (a)	12,500	93,500
Hess Corp.	8,617	714,177
HollyFrontier Corp.	600	28,548
Husky Energy, Inc.	7,100	212,968
Idemitsu Kosan Co., Ltd.	3,900	80,313
Indo Tambangraya Megah Tbk PT	7,500	16,203
Inpex Corp.	28,900	374,284
Japan Petroleum Exploration Co.	3,500	116,284
JKX Oil & Gas plc (a)	8,443	8,666
JX Holdings, Inc.	25,300	121,630
KazMunaiGas Exploration Production JSC (GDR)	4,045	56,630
Lightstream Resources, Ltd.	1,326	6,741
Lukoil OAO (ADR)	3,291	184,049
Marathon Petroleum Corp.	3,600	313,344
Murphy Oil Corp.	5,900	370,874
Natural Resource Partners L.P.	4,800	76,416
Occidental Petroleum Corp.	10,779	1,027,131
OMV AG	10,654	483,861
Phillips 66	5,900	454,654
Premier Oil plc	29,518	145,319
PTT Exploration & Production PCL	18,300	88,567
PTT Exploration & Production PCL (NVDR)	17,900	86,796
PTT PCL (NVDR)	17,100	157,538

Oil, Gas & Consumable Fuels—(Continued)
Renewable Energy Group, Inc. (a)	3,300	39,534
Royal Dutch Shell plc - A Shares	37,149	1,357,854
Royal Dutch Shell plc - B Shares	28,775	1,122,610
Sasol, Ltd.	1,608	90,056
Showa Shell Sekiyu KK	9,800	87,461
Soco International plc (a)	14,371	94,957
Statoil ASA	15,853	447,767
Suncor Energy, Inc.	13,300	464,507
Swift Energy Co. (a)	2,600	27,976
Tatneft OAO (ADR)	1,400	47,964
Total Gabon	33	17,596
Total S.A.	19,881	1,305,783
TransGlobe Energy Corp. (a)	3,600	27,452
Valero Energy Corp.	4,000	212,400
Vermilion Energy, Inc.	1,800	112,429
Western Refining, Inc.	2,700	104,220
Williams Cos., Inc. (The)	808	32,789
Woodside Petroleum, Ltd.	14,027	507,783

		23,377,405

Paper & Forest Products—0.0%
Ence Energia y Celulosa S.A	7,788	23,536
Norbord, Inc.	1,300	34,255
Portucel Empresa Produtora de Pasta e Papel S.A.	25,423	115,667
Schweitzer-Mauduit International, Inc.	1,300	55,367
Stora Enso Oyj - R Shares	9,134	97,840
UPM-Kymmene Oyj	1,660	28,427

		355,092

Personal Products—0.1%
Blackmores, Ltd.	555	13,433
Dr Ci:Labo Co., Ltd.	1,700	52,638
L’Oreal S.A.	410	67,640
Medifast, Inc. (a)	1,600	46,544
Nature’s Sunshine Products, Inc.	1,000	13,780
Nu Skin Enterprises, Inc. - Class A	2,800	231,980
Nutraceutical International Corp. (a)	1,300	33,787
Oriflame Cosmetics S.A.	2,583	62,670
Prince Frog International Holdings, Ltd.	74,000	22,113
Real Nutriceutical Group, Ltd.	45,000	10,095
USANA Health Sciences, Inc. (a)	400	30,136

		584,816

Pharmaceuticals—2.7%
AbbVie, Inc.	20,234	1,040,028
AstraZeneca plc	23,160	1,500,607
Bayer AG	9,729	1,315,717
Boiron S.A.	1,269	103,134
Bristol-Myers Squibb Co.	6,871	356,948
Eli Lilly & Co.	18,241	1,073,665
Galenica AG	329	318,653
GlaxoSmithKline plc	67,617	1,801,293
H Lundbeck A/S	5,489	169,268
Jazz Pharmaceuticals plc (a)	800	110,944

MIST-335

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	28,908	$2,839,633
Kaken Pharmaceutical Co., Ltd.	9,000	142,514
KYORIN Holdings, Inc.	2,000	38,144
Merck & Co., Inc.	35,115	1,993,478
Merck KGaA	455	76,614
Mochida Pharmaceutical Co., Ltd.	2,000	143,050
Novartis AG	29,220	2,481,813
Novo Nordisk A/S - Class B	9,443	430,785
Orion Oyj - Class B	8,148	246,174
Otsuka Holdings Co., Ltd.	11,100	331,394
Pfizer, Inc.	64,281	2,064,706
Questcor Pharmaceuticals, Inc.	2,800	181,804
Recordati S.p.A.	14,091	246,784
Roche Holding AG	7,309	2,196,987
Sanofi	11,128	1,162,876
Sawai Pharmaceutical Co., Ltd.	1,500	91,866
Shionogi & Co., Ltd.	14,000	258,992
Shire plc	849	41,777
Takeda Pharmaceutical Co., Ltd.	1,500	71,012
Taro Pharmaceutical Industries, Ltd. (a)	578	64,158
Teva Pharmaceutical Industries, Ltd. (ADR)	8,400	443,856
Zoetis, Inc.	528	15,280

		23,353,954

Professional Services—0.1%
ALS, Ltd.	15,533	105,656
Bertrandt AG	617	94,584
Dun & Bradstreet Corp. (The)	2,200	218,570
Equifax, Inc.	2,600	176,878
ITE Group plc	6,544	20,856
Robert Half International, Inc.	2,800	117,460
Stantec, Inc.	2,700	165,028
WS Atkins plc	5,431	126,130

		1,025,162

Real Estate Investment Trusts—0.2%
Apollo Commercial Real Estate Finance, Inc.	5,900	98,117
Apollo Residential Mortgage, Inc.	1,700	27,591
ARMOUR Residential REIT, Inc.	13,200	54,384
Artis Real Estate Investment Trust	3,000	42,687
BWP Trust	14,844	32,105
Colony Financial, Inc.	9,400	206,330
Cominar Real Estate Investment Trust	4,100	68,611
Dundee Real Estate Investment Trust - Class A	1,900	49,945
EPR Properties	900	48,051
Federation Centres, Ltd.	58,474	128,013
Frasers Commercial Trust	19,000	18,978
Granite Real Estate Investment Trust	1,700	62,526
HCP, Inc.	11,900	461,601
Link REIT (The)	54,000	266,440
LTC Properties, Inc.	2,700	101,601
Medical Properties Trust, Inc.	3,700	47,323
Northern Property Real Estate Investment Trust	1,300	32,597
Simon Property Group, Inc.	400	65,600
Westfield Retail Trust	134,147	370,809

		2,183,309

Real Estate Management & Development—0.3%
Atrium European Real Estate, Ltd. (a)	7,669	43,260
CapitaLand, Ltd.	71,000	163,425
Cheung Kong Holdings, Ltd.	23,000	381,873
CSI Properties, Ltd.	290,000	10,289
Dan Form Holdings Co., Ltd.	74,000	6,967
Emperor International Holdings	44,000	10,778
Great Eagle Holdings, Ltd.	5,000	18,823
Henderson Land Development Co., Ltd.	20,400	119,527
Hong Fok Corp., Ltd.	29,000	16,952
Hongkong Land Holdings, Ltd.	20,000	129,355
Hufvudstaden AB - A Shares	8,908	125,786
Hysan Development Co., Ltd.	20,000	87,043
Keppel Land, Ltd.	35,000	93,738
Kerry Properties, Ltd.	33,500	112,097
Lai Sun Development (a)	277,000	6,516
New World Development Co., Ltd.	54,000	54,340
Nomura Real Estate Holdings, Inc.	7,700	146,678
PSP Swiss Property AG (a)	1,369	128,759
Sino Land Co., Ltd.	50,000	73,789
Sun Hung Kai Properties, Ltd.	28,000	343,329
Swire Pacific, Ltd. - Class A	19,000	221,558
Swire Properties, Ltd.	59,600	171,139
UOL Group, Ltd.	23,000	114,401
Wharf Holdings, Ltd.	37,000	236,878
Wheelock & Co., Ltd.	20,000	78,306

		2,895,606

Road & Rail—0.4%
Canadian National Railway Co.	1,200	67,419
Central Japan Railway Co.	2,500	292,936
ComfortDelGro Corp., Ltd.	86,000	135,859
CSX Corp.	22,629	655,562
Go-Ahead Group plc	2,180	67,820
Hankyu Hanshin Holdings, Inc.	11,000	59,846
Landstar System, Inc.	1,800	106,596
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,757
Norfolk Southern Corp.	5,080	493,624
Seino Holdings Co., Ltd.	8,000	76,110
Tobu Railway Co., Ltd.	14,000	67,626
Trancom Co., Ltd.	800	31,148
Union Pacific Corp.	5,700	1,069,662
Utoc Corp.	3,700	12,845
West Japan Railway Co.	4,200	171,215

		3,361,025

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	1,900	100,966
ARM Holdings plc	2,813	47,434
Avago Technologies, Ltd.	2,700	173,907
Cirrus Logic, Inc. (a)	3,400	67,558
First Solar, Inc. (a)	2,200	153,538
Intel Corp.	59,459	1,534,637
KLA-Tencor Corp.	4,500	311,130
Kulicke & Soffa Industries, Inc. (a)	900	11,349
Linear Technology Corp.	6,000	292,140
Magnachip Semiconductor Corp. (a)	1,675	23,350

MIST-336

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Marvell Technology Group, Ltd.	13,900	$218,925
Maxim Integrated Products, Inc.	9,100	301,392
Megachips Corp. (a)	1,300	15,217
Microchip Technology, Inc.	2,500	119,400
Nuflare Technology, Inc.	500	32,958
NVIDIA Corp.	12,900	231,039
Powertech Technology, Inc.	12,000	18,162
Rohm Co., Ltd.	3,600	160,348
Samsung Electronics Co., Ltd.	55	69,551
Shinko Electric Industries Co., Ltd.	7,500	54,082
Synaptics, Inc. (a)	500	30,010
Texas Instruments, Inc.	15,638	737,332
U-Blox AG (a)	348	47,871
Vanguard International Semiconductor Corp.	47,000	70,387
Xilinx, Inc.	3,300	179,091

		5,001,774

Software—0.8%
Babylon, Ltd.	3,842	6,059
CA, Inc.	11,000	340,670
Check Point Software Technologies, Ltd. (a)	3,700	250,231
Citrix Systems, Inc. (a)	1,900	109,117
Constellation Software, Inc.	100	24,242
Ebix, Inc.	2,700	46,089
FactSet Research Systems, Inc.	1,000	107,810
Intuit, Inc.	4,600	357,558
Micro Focus International plc	5,258	72,790
MICROS Systems, Inc. (a)	1,200	63,516
Microsoft Corp.	67,500	2,766,825
Nemetschek AG	254	20,996
Nexon Co., Ltd.	10,800	90,843
Open Text Corp.	1,800	86,003
Oracle Corp.	34,000	1,390,940
Oracle Corp. Japan	3,500	158,283
Playtech plc	8,876	100,070
Sage Group plc (The)	25,655	178,782
SAP AG	6,011	486,553
Software AG	1,757	63,634
Symantec Corp.	13,900	277,583
Synopsys, Inc. (a)	4,526	173,844
Trend Micro, Inc.	4,000	123,656

		7,296,094

Specialty Retail—0.6%
ABC-Mart, Inc.	1,700	73,673
Advance Auto Parts, Inc.	1,000	126,500
Alpen Co., Ltd.	1,100	19,896
Aoyama Trading Co., Ltd.	1,200	31,662
ARB Corp., Ltd.	3,206	35,881
AutoZone, Inc. (a)	300	161,130
Bed Bath & Beyond, Inc. (a)	4,500	309,600
Buckle, Inc. (The)	1,200	54,960
Cato Corp. (The) - Class A	1,800	48,672
Chico’s FAS, Inc.	2,800	44,884
Chiyoda Co., Ltd.	1,700	36,789
Clas Ohlson AB - B Shares	892	18,883

Specialty Retail—(Continued)
Dunelm Group plc	4,253	67,096
Express, Inc. (a)	1,600	25,408
Foot Locker, Inc.	1,000	46,980
GameStop Corp. - Class A	2,500	102,750
Gap, Inc. (The)	6,000	240,360
Geo Holdings Corp.	2,800	24,659
Giordano International, Ltd.	20,000	12,942
Guess?, Inc.	2,400	66,240
Halfords Group plc	4,248	32,747
Hennes & Mauritz AB - B Shares	646	27,531
Hibbett Sports, Inc. (a)	800	42,304
Home Depot, Inc. (The)	11,000	870,430
Lowe’s Cos., Inc.	13,266	648,707
Luk Fook Holdings International, Ltd.	13,000	41,089
Nitori Holdings Co., Ltd.	2,200	95,255
O’Reilly Automotive, Inc. (a)	1,500	222,585
OrotonGroup, Ltd.	1,909	7,010
OSIM International, Ltd.	9,000	18,556
Outerwall, Inc. (a)	700	50,750
Pal Co., Ltd.	500	9,639
PetSmart, Inc.	2,500	172,225
Ross Stores, Inc.	3,900	279,045
Shimachu Co., Ltd.	1,000	21,783
Staples, Inc.	15,300	173,502
Super Retail Group, Ltd.	6,180	63,297
TJX Cos., Inc. (The)	7,500	454,875
Tractor Supply Co.	1,200	84,756
Truworths International, Ltd.	9,952	73,236
United Arrows, Ltd.	500	18,472
USS Co., Ltd.	5,500	77,087
WH Smith plc	4,386	88,174
Yamada Denki Co., Ltd.	3,400	11,317

		5,133,337

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	7,900	4,240,246
Brother Industries, Ltd.	11,500	161,348
Canon, Inc.	14,300	442,557
Catcher Technology Co., Ltd.	17,000	123,205
Elecom Co., Ltd.	600	12,579
EMC Corp.	21,100	578,351
Hewlett-Packard Co.	22,508	728,359
Japan Digital Laboratory Co., Ltd.	3,100	44,642
Konica Minolta, Inc.	10,500	97,793
Lexmark International, Inc. - Class A	2,200	101,838
NetApp, Inc.	8,800	324,720
Seagate Technology plc	6,100	342,576
Simplo Technology Co., Ltd.	4,000	19,115
Western Digital Corp.	4,500	413,190

		7,630,519

Textiles, Apparel & Luxury Goods—0.4%
361 Degrees International, Ltd.	42,000	9,586
Bijou Brigitte AG	106	10,788
Burberry Group plc	8,261	192,540
China Lilang, Ltd.	32,000	22,943

MIST-337

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
China Taifeng Beddings Holdings, Ltd.	36,000	$5,727
Christian Dior S.A.	1,462	281,853
Cie Financiere Richemont S.A.	6,435	616,164
Coach, Inc.	2,500	124,150
Fossil Group, Inc. (a)	500	58,305
Hugo Boss AG	1,044	139,040
LVMH Moet Hennessy Louis Vuitton S.A.	3,195	581,624
NIKE, Inc. - Class B	6,000	443,160
Peak Sport Products Co., Ltd.	74,000	20,035
Pou Chen Corp.	17,000	23,995
Ralph Lauren Corp.	1,300	209,209
Steven Madden, Ltd. (a)	1,500	53,970
Swatch Group AG (The)	856	99,360
Tod’s S.p.A.	299	38,819
Van de Velde NV	570	30,625
Vera Bradley, Inc. (a)	1,200	32,388
VF Corp.	4,400	272,272
XTEP International Holdings	62,000	26,628

		3,293,181

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	6,700	228,606
Home Loan Servicing Solutions, Ltd.	6,500	140,400
Northwest Bancshares, Inc.	9,800	143,080
Washington Federal, Inc.	8,000	186,400

		698,486

Tobacco—0.5%
Altria Group, Inc.	20,300	759,829
British American Tobacco plc	21,253	1,183,240
Imperial Tobacco Group plc	11,775	476,184
Japan Tobacco, Inc.	1,300	40,763
Lorillard, Inc.	6,700	362,336
Philip Morris International, Inc.	15,161	1,241,231
Reynolds American, Inc.	3,800	202,996
Swedish Match AB	5,366	175,313

		4,441,892

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	1,200	57,888
Indutrade AB	687	32,821
ITOCHU Corp.	16,000	186,643
Kuroda Electric Co., Ltd.	3,200	51,749
Marubeni Corp.	36,000	241,330
Mitsubishi Corp.	14,100	261,473
Mitsui & Co., Ltd.	38,800	547,570
MSC Industrial Direct Co., Inc. - Class A	1,100	95,172
Nishio Rent All Co., Ltd.	2,000	74,052
Sojitz Corp.	15,300	26,035
Tomoe Engineering Co., Ltd.	500	8,287
Wakita & Co., Ltd.	4,000	47,075
WW Grainger, Inc.	1,100	277,926
Yamazen Corp.	1,300	8,606

		1,916,627

Transportation Infrastructure—0.0%
Atlantia S.p.A.	8,545	220,020
Autostrada Torino-Milano S.p.A.	4,303	72,956

		292,976

Wireless Telecommunication Services—0.4%
China Mobile, Ltd.	6,500	59,062
KDDI Corp.	8,700	506,279
Millicom International Cellular S.A.	2,618	266,526
Mobile Telesystems OJSC (ADR)	11,500	201,135
Mobistar S.A.	3,432	64,814
MTN Group, Ltd.	2,972	60,853
NTT DoCoMo, Inc.	33,300	524,461
Rogers Communications, Inc. - Class B	10,300	426,814
SoftBank Corp.	2,900	218,716
Sonaecom - SGPS S.A.	22,233	66,160
Vodacom Group, Ltd.	15,839	195,576
Vodafone Group plc	256,856	945,630

		3,536,026

Total Common Stocks (Cost $257,220,022)		281,625,838

Corporate Bonds & Notes—23.3%

Advertising—0.2%
Omnicom Group, Inc.
4.450%, 08/15/20	1,280,000	1,365,262
5.900%, 04/15/16	210,000	229,722
WPP Finance UK
8.000%, 09/15/14	490,000	506,003

		2,100,987

Aerospace/Defense—0.1%
United Technologies Corp. 4.500%, 06/01/42	575,000	585,506

Agriculture—0.5%
Altria Group, Inc. 4.000%, 01/31/24	840,000	841,592
4.750%, 05/05/21	660,000	720,277
10.200%, 02/06/39	229,000	375,796
Lorillard Tobacco Co. 8.125%, 06/23/19	695,000	859,057
Philip Morris International, Inc. 6.375%, 05/16/38	645,000	795,988
Reynolds American, Inc. 3.250%, 11/01/22	865,000	813,793

		4,406,503

Auto Parts & Equipment—0.1%
Delphi Corp. 4.150%, 03/15/24	560,000	559,324

MIST-338

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—7.3%
Abbey National Treasury Services plc 3.050%, 08/23/18	355,000	$365,496
American Express Bank FSB 6.000%, 09/13/17	1,055,000	1,211,525
Bank of America Corp. 1.103%, 04/01/19	1,225,000	1,223,812
3.300%, 01/11/23	4,610,000	4,444,450
5.625%, 07/01/20	1,820,000	2,071,065
Bank of Montreal 1.950%, 01/30/17 (144A)	310,000	317,580
Bank of Nova Scotia 1.950%, 01/30/17 (144A)	1,120,000	1,147,384
Barclays Bank plc 6.050%, 12/04/17 (144A)	2,175,000	2,437,623
BBVA Banco Continental S.A. 3.250%, 04/08/18 (144A)	330,000	331,650
BBVA U.S. Senior S.A. Unipersonal 4.664%, 10/09/15	400,000	420,080
BNP Paribas S.A. 2.375%, 09/14/17	625,000	640,145
3.250%, 03/03/23	1,130,000	1,097,148
BPCE S.A. 2.500%, 12/10/18	1,580,000	1,587,529
5.700%, 10/22/23(144A)	535,000	556,116
Capital One Financial Corp. 4.750%, 07/15/21	775,000	849,062
Citigroup, Inc. 3.375%, 03/01/23	550,000	531,875
6.675%, 09/13/43	2,125,000	2,488,377
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.250%, 01/14/19	395,000	393,900
Danske Bank A/S 3.875%, 04/14/16(144A)	720,000	758,072
Goldman Sachs Group, Inc. (The) 1.833%, 11/29/23 (b)	1,070,000	1,093,918
3.625%, 01/22/23	2,570,000	2,528,124
4.000%, 03/03/24	555,000	552,540
5.250%, 07/27/21	1,460,000	1,616,205
5.750%, 01/24/22	2,000,000	2,267,838
6.750%, 10/01/37	495,000	567,032
HSBC Holdings plc 4.000%, 03/30/22	1,220,000	1,267,000
4.875%, 01/14/22	1,555,000	1,702,291
5.250%, 03/14/44	570,000	576,359
JPMorgan Chase & Co. 3.250%, 09/23/22	6,520,000	6,422,793
Lloyds Bank plc 2.300%, 11/27/18	295,000	294,708
6.500%, 09/14/20(144A)	900,000	1,028,297
Morgan Stanley 3.750%, 02/25/23	1,840,000	1,828,336
5.500%, 01/26/20	755,000	851,479
6.375%, 07/24/42	785,000	957,599
Norddeutsche Landesbank Girozentrale 0.875%, 10/16/15(144A)	600,000	602,364

Banks—(Continued)
Rabobank Nederland 3.875%, 02/08/22	700,000	724,937
3.950%, 11/09/22	250,000	248,292
Royal Bank of Scotland Group plc (The) 1.875%, 03/31/17	1,670,000	1,671,264
6.125%, 01/11/21	20,000	23,331
Royal Bank of Scotland plc (The) 5.625%, 08/24/20	1,430,000	1,614,725
Societe Generale S.A. 2.750%, 10/12/17	415,000	427,118
5.000%, 01/17/24(144A)	2,150,000	2,142,535
Sparebank 1 Boligkreditt A/S 2.300%, 06/30/17(144A)	1,500,000	1,548,952
Standard Chartered plc 3.950%, 01/11/23(144A)	205,000	195,825
5.700%, 03/26/44(144A)	1,560,000	1,545,336
Swedbank Hypotek AB 2.375%, 04/05/17(144A)	200,000	206,322
Toronto-Dominion Bank (The) 1.500%, 03/13/17(144A)	3,060,000	3,099,027
UBS AG 2.250%, 03/30/17(144A)	1,700,000	1,749,392
Wells Fargo & Co. 3.500%, 03/08/22	1,425,000	1,454,271

		63,681,099

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	815,712

Biotechnology—0.4%
Amgen, Inc. 3.875%, 11/15/21	955,000	996,092
4.500%, 03/15/20	250,000	270,271
5.750%, 03/15/40	605,000	680,428
Genentech, Inc. 4.750%, 07/15/15	300,000	316,009
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,292,145

		3,554,945

Chemicals—0.3%
Agrium, Inc. 3.150%, 10/01/22	770,000	727,277
LYB International Finance BV 4.875%, 03/15/44	300,000	299,459
5.250%, 07/15/43	740,000	779,273
Mosaic Co. (The)
3.750%, 11/15/21	255,000	256,263
4.875%, 11/15/41	335,000	318,831

		2,381,103

Computers—0.4%
Apple, Inc. 2.400%, 05/03/23	935,000	867,005

MIST-339

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	$2,215,305

		3,082,310

Diversified Financial Services—0.8%
Caterpillar Financial Services Corp. 7.150%, 02/15/19	300,000	366,749
Credit Suisse AG 1.625%, 03/06/15(144A)	215,000	217,414
Ford Motor Credit Co. LLC 1.700%, 05/09/16	440,000	444,913
4.375%, 08/06/23	2,400,000	2,476,200
HSBC Finance Corp. 6.676%, 01/15/21	1,220,000	1,423,668
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.875%, 03/15/19(144A)	425,000	432,438
Jefferies Group LLC 5.125%, 01/20/23	1,050,000	1,103,567
SLM Corp. 6.000%, 01/25/17	700,000	763,000

		7,227,949

Electric—1.3%
CMS Energy Corp. 4.875%, 03/01/44	400,000	407,531
Dominion Resources, Inc. 4.050%, 09/15/42	600,000	536,883
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	587,988
Duke Energy Florida, Inc. 6.400%, 06/15/38	1,925,000	2,482,347
Electricite de France S.A. 5.250%, 01/29/23 (144A) (b)	590,000	590,885
6.500%, 01/26/19 (144A)	180,000	213,071
Georgia Power Co. 4.300%, 03/15/42	545,000	526,399
MidAmerican Energy Holdings Co. 6.500%, 09/15/37	345,000	426,661
Nisource Finance Corp. 4.800%, 02/15/44	230,000	220,277
6.125%, 03/01/22	830,000	956,202
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	660,133
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,140,530
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,044,742
5.500%, 03/15/40	335,000	388,465
Southern Power Co. 5.250%, 07/15/43	670,000	721,965
Virginia Electric and Power Co. 4.000%, 01/15/43	930,000	874,472

		11,778,551

Electronics—0.0%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	286,498

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	415,000	463,926
6.200%, 03/01/40	185,000	223,285

		687,211

Food—0.8%
ConAgra Foods, Inc. 1.900%, 01/25/18	1,900,000	1,883,958
General Mills, Inc. 5.700%, 02/15/17	1,200,000	1,344,154
Kraft Foods Group, Inc. 6.125%, 08/23/18	1,490,000	1,729,188
Kroger Co. (The) 5.000%, 04/15/42	260,000	260,923
5.150%, 08/01/43	625,000	643,451
Tyson Foods, Inc. 4.500%, 06/15/22	305,000	318,157
Want Want China Finance, Ltd. 1.875%, 05/14/18 (144A)	830,000	799,991

		6,979,822

Forest Products & Paper—0.2%
International Paper Co. 7.300%, 11/15/39	210,000	273,964
7.500%, 08/15/21	100,000	125,812
7.950%, 06/15/18	900,000	1,100,743

		1,500,519

Healthcare-Products—0.2%
Boston Scientific Corp. 2.650%, 10/01/18	940,000	947,095
4.125%, 10/01/23	340,000	344,730

		1,291,825

Healthcare-Services—0.5%
Aetna, Inc. 4.500%, 05/15/42	75,000	73,750
Humana, Inc. 3.150%, 12/01/22	640,000	608,866
7.200%, 06/15/18	95,000	112,937
UnitedHealth Group, Inc. 6.500%, 06/15/37	285,000	358,100
WellPoint, Inc. 4.650%, 01/15/43	3,135,000	3,035,194

		4,188,847

Holding Companies-Diversified—0.1%
Leucadia National Corp. 5.500%, 10/18/23	675,000	703,239

MIST-340

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—1.3%
American International Group, Inc. 5.600%, 10/18/16	520,000	$575,721
6.400%, 12/15/20	1,150,000	1,370,158
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	415,185
Genworth Holdings, Inc. 4.900%, 08/15/23	425,000	445,660
Hartford Financial Services Group, Inc. 6.625%, 03/30/40	945,000	1,195,260
Liberty Mutual Group, Inc. 5.000%, 06/01/21(144A)	120,000	129,148
6.500%, 05/01/42(144A)	960,000	1,137,393
Lincoln National Corp. 4.850%, 06/24/21	390,000	426,869
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	787,083
Pacific LifeCorp 5.125%, 01/30/43(144A)	240,000	237,095
Prudential Financial, Inc. 5.800%, 11/16/41	1,105,000	1,281,258
Swiss Re Treasury U.S. Corp. 2.875%, 12/06/22(144A)	260,000	245,043
4.250%, 12/06/42(144A)	415,000	387,211
Trinity Acquisition plc 6.125%, 08/15/43	555,000	586,254
Voya Financial, Inc. 5.500%, 07/15/22	1,560,000	1,749,871
Willis Group Holdings plc 5.750%, 03/15/21	210,000	232,445
XLIT, Ltd. 5.750%, 10/01/21	300,000	345,773

		11,547,427

Iron/Steel—0.1%
Glencore Funding LLC 4.125%, 05/30/23(144A)	670,000	639,907

Media—1.2%
21st Century Fox America, Inc. 4.500%, 02/15/21	320,000	347,210
6.650%, 11/15/37	1,335,000	1,630,565
CBS Corp. 4.850%, 07/01/42	620,000	597,243
Comcast Corp. 4.500%, 01/15/43	825,000	804,648
4.750%, 03/01/44	280,000	284,209
6.300%, 11/15/17	520,000	604,366
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	350,000	357,640
3.550%, 03/15/15	400,000	410,967
5.150%, 03/15/42	1,935,000	1,829,332
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,159,602

Media—(Continued)
UBM plc 5.750%, 11/03/20(144A)	225,000	241,107
Viacom, Inc. 5.850%, 09/01/43	1,050,000	1,153,777

		10,420,666

Mining—0.7%
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	659,995
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	585,000	619,036
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18	1,485,000	1,480,738
3.550%, 03/01/22	1,020,000	974,119
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,149,906
3.500%, 03/22/22	530,000	530,201
Rio Tinto Finance USA, Ltd. 8.950%, 05/01/14	300,000	302,009
9.000%, 05/01/19	510,000	663,418

		6,379,422

Miscellaneous Manufacturing—0.2%
General Electric Co. 4.125%, 10/09/42	215,000	206,592
4.500%, 03/11/44	1,555,000	1,579,123

		1,785,715

Office/Business Equipment—0.0%
Xerox Corp. 4.250%, 02/15/15	260,000	267,890

Oil & Gas—1.4%
Canadian Natural Resources, Ltd. 5.700%, 05/15/17	1,490,000	1,676,971
Chevron Corp. 3.191%, 06/24/23	450,000	444,545
CNOOC Curtis Funding No. 1 Pty, Ltd. 4.500%, 10/03/23(144A)	590,000	600,304
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	485,000	438,793
Ensco plc 4.700%, 03/15/21	1,225,000	1,316,193
Hess Corp. 5.600%, 02/15/41	720,000	790,669
Marathon Petroleum Corp. 5.125%, 03/01/21	430,000	478,094
Noble Energy, Inc. 4.150%, 12/15/21	880,000	927,128
6.000%, 03/01/41	350,000	399,971
Petroleos Mexicanos 6.375%, 01/23/45(144A)	1,290,000	1,391,588
Rowan Cos., Inc. 5.400%, 12/01/42	470,000	448,505
5.850%, 01/15/44	580,000	589,264

MIST-341

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shell International Finance B.V. 2.375%, 08/21/22	700,000	$659,084
Suncor Energy, Inc. 6.100%, 06/01/18	800,000	924,023
6.850%, 06/01/39	520,000	668,724
Total Capital S.A. 2.300%, 03/15/16	400,000	412,767
Valero Energy Corp. 4.500%, 02/01/15	200,000	206,463

		12,373,086

Oil & Gas Services—0.2%
Weatherford International, Ltd. 5.950%, 04/15/42	1,475,000	1,589,220

Pharmaceuticals—0.3%
AbbVie, Inc. 2.900%, 11/06/22	625,000	601,676
Express Scripts Holding Co. 4.750%, 11/15/21	880,000	956,367
6.125%, 11/15/41	650,000	770,213

		2,328,256

Pipelines—0.9%
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,575,000	1,625,343
5.150%, 02/01/43	1,200,000	1,155,283
Enterprise Products Operating LLC 5.200%, 09/01/20	440,000	491,129
6.450%, 09/01/40	1,300,000	1,579,858
ONEOK Partners L.P. 6.125%, 02/01/41	550,000	617,417
8.625%, 03/01/19	145,000	181,744
Plains All American Pipeline L.P. / PAA Finance Corp. 4.300%, 01/31/43	305,000	279,702
Williams Partners L.P. 3.350%, 08/15/22	420,000	402,343
5.250%, 03/15/20	1,060,000	1,167,119
5.400%, 03/04/44	555,000	569,501

		8,069,439

Real Estate—0.2%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	845,000	805,965
Deutsche Annington Finance BV 3.200%, 10/02/17 (144A)	735,000	754,391

		1,560,356

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	815,000	787,132

Real Estate Investment Trusts—(Continued)
Boston Properties L.P. 3.125%, 09/01/23	215,000	201,741
3.850%, 02/01/23	1,240,000	1,250,430
Digital Realty Trust L.P. 5.875%, 02/01/20	1,401,000	1,533,864
ERP Operating L.P. 4.625%, 12/15/21	940,000	1,016,219
Health Care REIT, Inc. 4.125%, 04/01/19	1,395,000	1,477,976
Omega Healthcare Investors, Inc. 4.950%, 04/01/24 (144A)	1,035,000	1,013,031
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	860,000	892,801

		8,173,194

Retail—0.8%
AutoZone, Inc. 2.875%, 01/15/23	880,000	819,389
CVS Caremark Corp. 2.250%, 12/05/18	695,000	695,553
Home Depot, Inc. (The) 4.400%, 04/01/21	700,000	769,558
5.950%, 04/01/41	990,000	1,201,359
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	790,000	739,702
5.125%, 01/15/42	780,000	804,281
Nordstrom, Inc. 5.000%, 01/15/44 (144A)	1,290,000	1,349,770
Wal-Mart Stores, Inc. 3.625%, 07/08/20	505,000	531,396
Yum! Brands, Inc. 6.250%, 03/15/18	268,000	305,773
6.875%, 11/15/37	28,000	33,874

		7,250,655

Software—0.2%
Microsoft Corp. 2.125%, 11/15/22	525,000	486,001
Oracle Corp. 2.500%, 10/15/22	1,770,000	1,664,869

		2,150,870

Telecommunications—1.2%
AT&T, Inc. 2.950%, 05/15/16	400,000	416,550
Cisco Systems, Inc. 5.500%, 01/15/40	1,475,000	1,679,954
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	1,550,000	1,585,430
Embarq Corp. 7.995%, 06/01/36	185,000	193,028
Qwest Corp. 6.750%, 12/01/21	685,000	764,874

MIST-342

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc. 2.450%, 11/01/22	820,000	$747,258
6.550%, 09/15/43	3,990,000	4,855,570

		10,242,664

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	240,000	235,800

Transportation—0.3%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	1,295,000	1,227,918
Canadian Pacific Railway, Ltd. 5.750%, 01/15/42	395,000	457,850
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23	470,000	432,852
Union Pacific Corp. 3.646%, 02/15/24	360,000	358,854
4.850%, 06/15/44	460,000	481,875

		2,959,349

Total Corporate Bonds & Notes (Cost $203,438,857)		203,785,866

Investment Company Securities—16.7%
BB Biotech AG	487	85,833
Energy Select Sector SPDR Fund	148,785	13,250,792
iShares Core S&P 500 ETF	341,348	64,231,453
iShares iBoxx $ High Yield Corporate Bond Fund	239,841	22,638,592
PowerShares KBW Bank Portfolio	179,024	6,647,161
SPDR Barclays High Yield Bond ETF	401,210	16,573,985
Vanguard U.S. Total Stock Market Shares Index ETF	234,619	22,868,314

Total Investment Company Securities (Cost $131,290,787)		146,296,130

U.S. Treasury & Government Agencies—1.0%

U.S. Treasury—1.0%
U.S. Treasury Bonds 3.750%, 11/15/43	440,000	455,538
U.S. Treasury Notes 1.500%, 02/28/19	676,800	670,032
2.750%, 02/15/24	7,575,000	7,591,574

Total U.S. Treasury & Government Agencies (Cost $8,725,923)		8,717,144

Foreign Government—0.3%
Security Description	Shares/Principal Amount*	Value

Capital Markets—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18	1,215,000	1,207,111

Sovereign—0.2%
Poland Government International Bond 4.000%, 01/22/24	1,525,000	1,533,006

Total Foreign Government (Cost $2,726,070)		2,740,117

Preferred Stocks—0.1%

Household Products—0.1%
Henkel AG & Co. KGaA	4,431	476,893

Independent Power and Renewable Electricity Producers—0.0%
AES Tiete S.A.	2,000	15,901

Metals & Mining—0.0%
Vale S.A.	12,300	153,682

Total Preferred Stocks (Cost $585,180)		646,476

Rights—0.0%

Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/14 (a)	20,725	4,854
Banco Popolare SC, Expires 04/17/14 (a)	2,492	21,216

		26,070

Real Estate Management & Development—0.0%
New World Development Co., Ltd., Expires 04/17/14 (a)	18,000	3,713

Total Rights (Cost $14,027)		29,783

Short-Term Investment—26.7%

Repurchase Agreement—26.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $233,950,000 on 04/01/14, collateralized by $242,110,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $238,630,395.	233,950,000	233,950,000

Total Short-Term Investment (Cost $233,950,000)		233,950,000

Total Investments—100.2% (Cost $837,950,866)(c)		877,791,354
Other assets and liabilities (net)—(0.2)%		(1,319,443)

Net Assets—100.0%		$876,471,911

MIST-343

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	As of March 31, 2014, the aggregate cost of investments was $837,950,866. The aggregate unrealized appreciation and depreciation of investments were $48,235,285 and $(8,394,797), respectively, resulting in net unrealized appreciation of $39,840,488.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $29,631,692, which is 3.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

The Portfolio invests in commodity-related instruments through its investment in the Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,512,000	Barclays Bank plc	06/26/14	USD	8,545,771	$224,633
CHF	9,467,000	State Street Bank and Trust	06/26/14	USD	10,723,104	(7,088)
EUR	24,585,000	State Street Bank and Trust	06/26/14	USD	33,875,696	(10,263)
GBP	2,603,000	HSBC Bank plc	06/26/14	USD	4,292,940	43,883
INR	528,100,000	Standard Chartered Bank	06/26/14	USD	8,479,448	187,152
JPY	3,868,273,000	Barclays Bank plc	06/26/14	USD	37,792,933	(298,401)
MYR	28,541,000	Deutsche Bank AG	06/26/14	USD	8,582,469	107,266
SEK	24,770,000	State Street Bank and Trust	06/26/14	USD	3,856,145	(34,161)

Contracts to Deliver
CAD	5,807,000	Toronto Dominion Bank	06/26/14	USD	5,152,069	(90,164)
JPY	1,798,169,000	Citibank N.A.	06/26/14	USD	17,424,625	(4,731)
JPY	24,303,000	Commonwealth Bank of Australia	06/26/14	USD	237,482	1,917

Cross Currency Contracts to Buy
AUD	19,024,000	Westpac Banking Corp.	06/26/14	NZD	20,154,596	170,206

Net Unrealized Appreciation						$290,249

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/20/14	743	EUR	22,193,955	$1,155,910
FTSE 100 Index Futures	06/20/14	10	GBP	655,793	(2,405)
Nikkei 225 Index Futures	06/12/14	98	JPY	1,481,074,000	(268,701)
Russell 2000 Mini Index Futures	06/20/14	331	USD	39,305,366	(561,816)
S&P 500 E-Mini Index Futures	06/20/14	428	USD	39,638,518	263,922
S&P TSX 60 Index Futures	06/19/14	189	CAD	30,734,590	168,078
U.S. Treasury Note 5 Year Futures	06/30/14	537	USD	64,156,469	(278,640)

MIST-344

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	06/20/14	(114)	GBP	(7,500,143)	$67,607
SPI 200 Futures	06/19/14	(106)	AUD	(14,161,266)	(120,733)
U.S. Treasury Long Bond Futures	06/19/14	(22)	USD	(2,923,031)	(7,782)
U.S. Treasury Note 10 Year Futures	06/19/14	(322)	USD	(40,010,330)	243,330
U.S. Treasury Note 2 Year Futures	06/30/14	(30)	USD	(6,596,250)	9,374
U.S. Treasury Ultra Bond Futures	06/19/14	(52)	USD	(7,389,722)	(122,653)

Net Unrealized Appreciation					$545,491

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floatin g Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	1-Month EURIBOR	0.100%	05/01/14	JPMorgan Chase Bank N.A.	STOXX Europe 600 Oil & Gas Index	EUR	9,642,526	$60,415	$—	$60,415

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.270%	01/25/24	USD	235,550,000	$(11,455,647)
Pay	3-Month USD-LIBOR	3.020%	01/25/24	USD	11,250,000	202,974
Pay	3-Month USD-LIBOR	2.809%	01/25/24	USD	13,500,000	(3,285)

Total						$(11,255,958)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-345

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,086,638	$1,018,665	$—	$6,105,303
Air Freight & Logistics	718,520	262,063	—	980,583
Airlines	397,736	964,370	—	1,362,106
Auto Components	1,277,303	3,260,273	—	4,537,576
Automobiles	78,000	2,199,804	—	2,277,804
Banks	9,266,988	15,515,473	—	24,782,461
Beverages	3,041,723	764,107	—	3,805,830
Biotechnology	3,399,322	309,388	—	3,708,710
Building Products	—	232,774	—	232,774
Capital Markets	2,615,665	2,114,920	—	4,730,585
Chemicals	4,341,716	3,749,326	—	8,091,042
Commercial Services & Supplies	1,288,751	1,231,124	—	2,519,875
Communications Equipment	3,335,637	694,385	—	4,030,022
Construction & Engineering	293,171	1,571,173	—	1,864,344
Construction Materials	—	124,457	—	124,457
Consumer Finance	2,141,965	—	—	2,141,965
Containers & Packaging	568,517	250,872	—	819,389
Distributors	277,920	126,342	—	404,262
Diversified Consumer Services	348,593	97,172	—	445,765
Diversified Financial Services	791,522	1,682,745	—	2,474,267
Diversified Telecommunication Services	5,437,381	3,147,504	—	8,584,885
Electric Utilities	823,786	1,093,588	—	1,917,374
Electrical Equipment	1,497,546	1,250,629	—	2,748,175
Electronic Equipment, Instruments & Components	949,051	1,475,692	—	2,424,743
Energy Equipment & Services	1,963,432	1,119,880	—	3,083,312
Food & Staples Retailing	3,278,901	1,770,984	—	5,049,885
Food Products	2,975,244	5,969,856	—	8,945,100
Gas Utilities	—	713,982	—	713,982
Health Care Equipment & Supplies	4,795,967	906,936	—	5,702,903
Health Care Providers & Services	3,580,262	377,400	—	3,957,662
Health Care Technology	128,680	—	—	128,680
Hotels, Restaurants & Leisure	2,399,930	839,713	—	3,239,643
Household Durables	365,328	498,902	—	864,230
Household Products	4,816,854	1,044,394	—	5,861,248
Independent Power and Renewable Electricity Producers	187,838	—	—	187,838
Industrial Conglomerates	3,647,864	1,124,236	—	4,772,100
Insurance	8,692,343	5,235,183	—	13,927,526

MIST-346

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$1,011,838	$7,522	$—	$1,019,360
Internet Software & Services	3,827,121	208,125	—	4,035,246
IT Services	4,994,368	151,992	—	5,146,360
Leisure Products	446,754	185,051	—	631,805
Life Sciences Tools & Services	958,579	103,395	—	1,061,974
Machinery	5,850,135	2,055,260	—	7,905,395
Marine	—	574,293	—	574,293
Media	5,659,770	2,565,219	—	8,224,989
Metals & Mining	1,327,592	4,492,144	—	5,819,736
Multi-Utilities	419,629	914,359	—	1,333,988
Multiline Retail	1,516,104	318,582	—	1,834,686
Office Electronics	—	112,319	—	112,319
Oil, Gas & Consumable Fuels	13,468,688	9,908,717	—	23,377,405
Paper & Forest Products	89,622	265,470	—	355,092
Personal Products	356,227	228,589	—	584,816
Pharmaceuticals	10,184,500	13,169,454	—	23,353,954
Professional Services	677,936	347,226	—	1,025,162
Real Estate Investment Trusts	1,366,964	816,345	—	2,183,309
Real Estate Management & Development	—	2,895,606	—	2,895,606
Road & Rail	2,392,863	968,162	—	3,361,025
Semiconductors & Semiconductor Equipment	4,485,764	516,010	—	5,001,774
Software	5,994,428	1,301,666	—	7,296,094
Specialty Retail	4,226,663	906,674	—	5,133,337
Technology Hardware, Storage & Peripherals	6,729,280	901,239	—	7,630,519
Textiles, Apparel & Luxury Goods	1,193,454	2,099,727	—	3,293,181
Thrifts & Mortgage Finance	698,486	—	—	698,486
Tobacco	2,566,392	1,875,500	—	4,441,892
Trading Companies & Distributors	430,986	1,485,641	—	1,916,627
Transportation Infrastructure	—	292,976	—	292,976
Wireless Telecommunication Services	627,949	2,908,077	—	3,536,026
Total Common Stocks	166,312,186	115,313,652	—	281,625,838
Total Corporate Bonds & Notes*	—	203,785,866	—	203,785,866
Investment Company Securities	146,210,297	85,833	—	146,296,130
Total U.S. Treasury & Government Agencies*	—	8,717,144	—	8,717,144
Total Foreign Government*	—	2,740,117	—	2,740,117
Preferred Stocks
Household Products	—	476,893	—	476,893
Independent Power and Renewable Electricity Producers	15,901	—	—	15,901
Metals & Mining	153,682	—	—	153,682
Total Preferred Stocks	169,583	476,893	—	646,476
Total Rights*	29,783	—	—	29,783
Total Short-Term Investment*	—	233,950,000	—	233,950,000
Total Investments	$312,721,849	$565,069,505	$—	$877,791,354

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$735,057	$—	$735,057
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(444,808)	—	(444,808)
Total Forward Contracts	$—	$290,249	$—	$290,249
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,908,221	$—	$—	$1,908,221
Futures Contracts (Unrealized Depreciation)	(1,362,730)	—	—	(1,362,730)
Total Futures Contracts	$545,491	$—	$—	$545,491
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$202,974	$—	$202,974
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(11,458,932)	—	(11,458,932)
Total Centrally Cleared Swap Contracts	$—	$(11,255,958)	$—	$(11,255,958)

MIST-347

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$60,415	$—	$60,415

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $39,067 were due to the discontinuation of a systematic fair valuation model factor.

MIST-348

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Investment Company Securities—98.3% of Net Assets

Security Description	Shares	Value
Consumer Discretionary Select Sector SPDR Fund (a) (b)	936,511	$60,610,992
Industrial Select Sector SPDR Fund (a) (b)	1,183,549	61,935,119
iShares Core MSCI Emerging Markets ETF	1,267,106	62,189,563
iShares Core S&P Small-Cap ETF (a)	813,512	89,600,212
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	259,276	30,327,514
iShares MSCI Canada ETF (a)	1,590,538	47,000,398
iShares MSCI EAFE ETF (a)	6,728,291	451,939,307
iShares TIPS Bond ETF (a)	1,354,293	151,816,245
SPDR Barclays High Yield Bond ETF (a) (b)	7,306,857	301,846,263
SPDR Dow Jones International Real Estate ETF (a) (b)	1,463,641	60,258,100
SPDR Gold Shares (a) (b) (c)	242,922	30,027,588
SPDR S&P 500 ETF Trust (a) (b)	4,179,773	781,784,742
SPDR S&P Dividend ETF (b)	408,649	30,068,393
SPDR S&P International Small Cap ETF (a) (b)	1,788,489	60,611,892
SPDR S&P MidCap 400 ETF Trust (a) (b)	247,670	62,058,672
Technology Select Sector SPDR Fund (a) (b)	1,702,011	61,868,100
Vanguard FTSE Pacific ETF	768,984	45,446,954
Vanguard REIT ETF (a)	1,729,084	122,107,912
Vanguard Total Bond Market ETF	5,554,580	450,976,350

Total Investment Company Securities (Cost $2,619,706,170)		2,962,474,316

Short-Term Investments—25.7%
Security Description	Shares	Value

Mutual Funds—25.7%
AIM STIT-STIC Prime Portfolio	47,026,140	47,026,140
State Street Navigator Securities Lending MET Portfolio (b) (d)	728,525,380	728,525,380

Total Short-Term Investments (Cost $775,551,520)		775,551,520

Total Investments—124.0% (Cost $3,395,257,690) (e)		3,738,025,836
Other assets and liabilities (net)—(24.0)%		(724,540,523)

Net Assets—100.0%		$3,013,485,313

(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $770,629,212 and the collateral received consisted of cash in the amount of $728,525,380 and non-cash collateral with a value of $54,666,168. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $3,395,257,690. The aggregate unrealized appreciation and depreciation of investments were $368,373,425 and $(25,605,279), respectively, resulting in net unrealized appreciation of $342,768,146.
(ETF)—	Exchange-Traded Fund

MIST-349

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$2,962,474,316	$—	$—	$2,962,474,316
Total Short-Term Investments*	775,551,520	—	—	775,551,520
Total Investments	$3,738,025,836	$—	$—	$3,738,025,836

Collateral for securities loaned (Liability)	$—	$(728,525,380)	$—	$(728,525,380)

*	See Schedule of Investments for additional detailed categorizations.

MIST-350

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Investment Company Securities—98.1% of Net Assets

Security Description	Shares	Value
Consumer Discretionary Select Sector SPDR Fund (a) (b)	307,100	$19,875,512
Industrial Select Sector SPDR Fund (a) (b)	390,907	20,456,163
iShares Core MSCI Emerging Markets ETF	844,108	41,428,821
iShares Core S&P Small-Cap ETF (a)	460,279	50,695,129
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	84,460	9,879,286
iShares MSCI Canada ETF (a)	734,765	21,712,306
iShares MSCI EAFE ETF (a)	3,210,551	215,652,711
iShares TIPS Bond ETF (a)	271,123	30,392,888
SPDR Barclays High Yield Bond ETF (a) (b)	1,226,540	50,668,367
SPDR Dow Jones International Real Estate ETF (a) (b)	493,372	20,312,125
SPDR Gold Shares (a) (b) (c)	80,236	9,917,972
SPDR S&P 500 ETF Trust (a) (b)	1,668,612	312,097,188
SPDR S&P Dividend ETF (a) (b)	138,735	10,208,121
SPDR S&P International Small Cap ETF (a) (b)	893,935	30,295,457
SPDR S&P MidCap 400 ETF Trust (a) (b)	204,312	51,194,458
Technology Select Sector SPDR Fund (a) (b)	566,553	20,594,202
Vanguard FTSE Pacific ETF	253,990	15,010,809
Vanguard REIT ETF (a)	575,206	40,621,048
Vanguard Total Bond Market ETF	239,771	19,467,008

Total Investment Company Securities (Cost $828,333,170)		990,479,571

Short-Term Investments—27.5%
Security Description	Shares	Value

Mutual Funds—27.5%
AIM STIT-STIC Prime Portfolio	17,033,398	17,033,398
State Street Navigator Securities Lending MET Portfolio (b) (d)	260,424,255	260,424,255

Total Short-Term Investments (Cost $277,457,653)		277,457,653

Total Investments—125.6% (Cost $1,105,790,823) (e)		1,267,937,224
Other assets and liabilities (net)—(25.6)%		(258,139,841)

Net Assets—100.0%		$1,009,797,383

(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $266,788,267 and the collateral received consisted of cash in the amount of $260,424,255 and non-cash collateral with a value of $10,543,209. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $1,105,790,823. The aggregate unrealized appreciation and depreciation of investments were $165,525,389 and $(3,378,988), respectively, resulting in net unrealized appreciation of $162,146,401.
(ETF)—	Exchange-Traded Fund

MIST-351

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$990,479,571	$—	$—	$990,479,571
Total Short-Term Investments*	277,457,653	—	—	277,457,653
Total Investments	$1,267,937,224	$—	$—	$1,267,937,224

Collateral for securities loaned (Liability)	$—	$(260,424,255)	$—	$(260,424,255)

*	See Schedule of Investments for additional detailed categorizations.

MIST-352

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.5%
Boeing Co. (The)	270,800	$33,982,692
Honeywell International, Inc.	441,900	40,990,644
Lockheed Martin Corp.	125,900	20,551,916
Raytheon Co.	380,200	37,559,958
United Technologies Corp.	562,700	65,745,868

		198,831,078

Airlines—2.4%
Southwest Airlines Co.	3,753,000	88,608,330

Automobiles—1.5%
General Motors Co.	1,604,700	55,233,774

Banks—10.6%
Bank of America Corp.	5,248,600	90,275,920
Fifth Third Bancorp	1,522,400	34,939,080
JPMorgan Chase & Co.	2,043,500	124,060,885
PNC Financial Services Group, Inc. (The)	376,300	32,738,100
U.S. Bancorp	1,426,600	61,144,076
Wells Fargo & Co.	834,800	41,522,952

		384,681,013

Beverages—1.4%
PepsiCo, Inc.	625,100	52,195,850

Biotechnology—1.2%
Amgen, Inc.	337,600	41,639,584

Building Products—0.1%
Allegion plc	101,066	5,272,613

Capital Markets—5.2%
Ameriprise Financial, Inc.	296,900	32,679,783
Charles Schwab Corp. (The)	1,294,400	35,375,952
Goldman Sachs Group, Inc. (The)	88,700	14,533,495
Invesco, Ltd.	856,700	31,697,900
Morgan Stanley	2,349,500	73,233,915

		187,521,045

Chemicals—2.3%
Celanese Corp. - Series A	1,505,600	83,575,856

Commercial Services & Supplies—0.4%
Republic Services, Inc.	431,000	14,722,960

Communications Equipment—0.8%
Cisco Systems, Inc.	1,304,800	29,240,568

Construction Materials—0.7%
Vulcan Materials Co. (a)	357,400	23,749,230

Consumer Finance—2.1%
American Express Co.	565,700	50,929,971
SLM Corp.	1,081,500	26,475,120

		77,405,091

Diversified Telecommunication Services—1.8%
AT&T, Inc.	1,869,400	65,559,858

Electric Utilities—2.3%
Entergy Corp.	633,600	42,356,160
Exelon Corp.	1,174,500	39,416,220

		81,772,380

Electrical Equipment—0.6%
Emerson Electric Co.	330,800	22,097,440

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	510,600	30,743,226

Energy Equipment & Services—1.0%
Baker Hughes, Inc.	531,400	34,551,628

Food & Staples Retailing—0.5%
Wal-Mart Stores, Inc.	245,900	18,794,137

Food Products—0.8%
Kellogg Co.	476,700	29,893,857

Health Care Equipment & Supplies—1.1%
Covidien plc	555,900	40,947,594

Hotels, Restaurants & Leisure—1.1%
Carnival Corp.	1,040,900	39,408,474

Household Products—1.7%
Procter & Gamble Co. (The)	768,000	61,900,800

Independent Power and Renewable Electricity Producers—3.1%
AES Corp. (The)	3,229,900	46,122,972
NRG Energy, Inc.	2,080,000	66,144,000

		112,266,972

Industrial Conglomerates—4.3%
3M Co.	523,800	71,058,708
General Electric Co.	3,296,800	85,354,152

		156,412,860

Insurance—4.5%
Allstate Corp. (The)	843,200	47,708,256
Marsh & McLennan Cos., Inc.	1,368,700	67,476,910
Prudential Financial, Inc.	170,700	14,449,755
XL Group plc	1,116,010	34,875,313

		164,510,234

IT Services—0.6%
Western Union Co. (The) (a)	1,314,700	21,508,492

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.	537,700	64,653,048

MIST-353

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.4%
Illinois Tool Works, Inc.	372,100	$30,262,893
Ingersoll-Rand plc	358,200	20,503,368

		50,766,261

Media—4.1%
Comcast Corp. - Class A	186,100	9,308,722
Comcast Corp. - Special Class A	292,400	14,257,424
Liberty Media Corp. - Class A (b)	71,000	9,281,830
Time Warner Cable, Inc.	400,700	54,968,026
Time Warner, Inc.	909,200	59,398,036

		147,214,038

Multi-Utilities—1.5%
PG&E Corp. (a)	1,232,200	53,231,040

Multiline Retail—1.4%
Kohl’s Corp. (a)	875,300	49,717,040

Oil, Gas & Consumable Fuels—11.0%
Anadarko Petroleum Corp.	154,400	13,086,944
Apache Corp.	669,200	55,510,140
Chevron Corp.	656,500	78,064,415
CONSOL Energy, Inc.	621,000	24,808,950
EQT Corp.	377,200	36,577,084
Exxon Mobil Corp.	828,800	80,957,184
Hess Corp.	477,400	39,566,912
Newfield Exploration Co. (b)	277,700	8,708,672
Royal Dutch Shell plc (ADR)	444,400	32,467,864
Spectra Energy Corp.	781,600	28,872,304

		398,620,469

Paper & Forest Products—1.7%
International Paper Co.	1,355,100	62,171,988

Personal Products—0.5%
Avon Products, Inc.	1,247,100	18,257,544

Pharmaceuticals—7.3%
Johnson & Johnson	715,500	70,283,565
Merck & Co., Inc.	1,558,000	88,447,660
Pfizer, Inc.	3,301,900	106,057,028

		264,788,253

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co.	1,620,000	47,547,000

Real Estate Management & Development—0.4%
St. Joe Co. (The) (a) (b)	713,400	13,732,950

Road & Rail—2.7%
Canadian Pacific Railway, Ltd.	348,100	52,364,683
Union Pacific Corp.	248,400	46,614,744

		98,979,427

Semiconductors & Semiconductor Equipment—0.9%
Texas Instruments, Inc.	717,600	33,834,840

Software—2.0%
Microsoft Corp.	1,794,600	73,560,654

Specialty Retail—1.7%
Lowe’s Cos., Inc.	1,246,800	60,968,520

Tobacco—0.5%
Philip Morris International, Inc.	219,700	17,986,839

Total Common Stocks (Cost $2,565,158,354)		3,579,074,855

Short-Term Investments—2.7%

Mutual Funds—2.7%
State Street Navigator Securities Lending MET Portfolio (c)	58,283,577	58,283,577
T. Rowe Price Government Reserve Investment Fund (d)	41,208,875	41,208,875

Total Short-Term Investments (Cost $99,492,452)		99,492,452

Total Investments—101.3% (Cost $2,664,650,806) (e)		3,678,567,307
Other assets and liabilities (net)—(1.3)%		(47,371,918)

Net Assets—100.0%		$3,631,195,389

(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $56,739,391 and the collateral received consisted of cash in the amount of $58,283,577. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of March 31, 2014, the aggregate cost of investments was $2,664,650,806. The aggregate unrealized appreciation and depreciation of investments were $1,049,666,949 and $(35,750,448), respectively, resulting in net unrealized appreciation of $1,013,916,501.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-354

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,579,074,855	$—	$—	$3,579,074,855
Total Short-Term Investments*	99,492,452	—	—	99,492,452
Total Investments	$3,678,567,307	$—	$—	$3,678,567,307

Collateral for securities loaned (Liability)	$—	$(58,283,577)	$—	$(58,283,577)

*	See Schedule of Investments for additional detailed categorizations.

MIST-355

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
DigitalGlobe, Inc. (a) (b)	416,000	$12,068,160
Textron, Inc.	800,000	31,432,000

		43,500,160

Automobiles—1.0%
Harley-Davidson, Inc.	198,000	13,188,780
Tesla Motors, Inc. (a) (b)	27,000	5,628,150

		18,816,930

Biotechnology—3.0%
Alexion Pharmaceuticals, Inc. (a)	14,000	2,129,820
Alkermes plc (a)	416,000	18,341,440
Alnylam Pharmaceuticals, Inc. (a)	80,000	5,371,200
Cubist Pharmaceuticals, Inc. (a)	57,000	4,169,550
Incyte Corp., Ltd. (a)	183,000	9,794,160
Pharmacyclics, Inc. (a) (b)	32,000	3,207,040
Puma Biotechnology, Inc. (a) (b)	37,000	3,853,180
Seattle Genetics, Inc. (a) (b)	44,000	2,004,640
Vertex Pharmaceuticals, Inc. (a)	102,000	7,213,440

		56,084,470

Capital Markets—1.5%
LPL Financial Holdings, Inc.	188,000	9,877,520
TD Ameritrade Holding Corp.	557,000	18,910,150

		28,787,670

Chemicals—1.7%
Celanese Corp. - Series A	239,000	13,266,890
Rockwood Holdings, Inc.	258,000	19,195,200

		32,462,090

Commercial Services & Supplies—0.1%
Waste Connections, Inc.	47,000	2,061,420

Communications Equipment—2.0%
JDS Uniphase Corp. (a)	1,152,000	16,128,000
Motorola Solutions, Inc.	319,000	20,508,510

		36,636,510

Construction & Engineering—1.2%
Quanta Services, Inc. (a)	599,000	22,103,100

Construction Materials—0.7%
Martin Marietta Materials, Inc. (b)	95,000	12,193,250

Consumer Finance—0.6%
Santander Consumer USA Holdings, Inc. (a)	434,000	10,450,720

Containers & Packaging—0.6%
Ball Corp.	191,000	10,468,710

Diversified Financial Services—2.4%
CBOE Holdings, Inc.	297,000	16,810,200
IntercontinentalExchange Group, Inc.	79,543	15,735,992

Diversified Financial Services—(Continued)
MSCI, Inc. (a)	281,000	12,088,620

		44,634,812

Electrical Equipment—5.2%
Acuity Brands, Inc.	110,000	14,582,700
AMETEK, Inc.	399,000	20,544,510
Babcock & Wilcox Co. (The) (b)	677,000	22,476,400
Roper Industries, Inc.	159,000	21,228,090
Sensata Technologies Holding NV (a)	437,000	18,633,680

		97,465,380

Electronic Equipment, Instruments & Components—1.4%
Cognex Corp. (a)	40,000	1,354,400
FEI Co.	77,000	7,932,540
IPG Photonics Corp. (a) (b)	97,000	6,894,760
Trimble Navigation, Ltd. (a)	279,000	10,844,730

		27,026,430

Food & Staples Retailing—1.7%
Rite Aid Corp. (a)	1,961,000	12,295,470
Sprouts Farmers Market, Inc. (a) (b)	231,500	8,340,945
Whole Foods Market, Inc.	205,000	10,395,550

		31,031,965

Food Products—2.1%
Dean Foods Co. (b)	389,000	6,013,940
Keurig Green Mountain, Inc.	40,000	4,223,600
TreeHouse Foods, Inc. (a)	161,000	11,590,390
WhiteWave Foods Co. - Class A (a)	623,000	17,780,420

		39,608,350

Health Care Equipment & Supplies—6.6%
CareFusion Corp. (a)	504,000	20,270,880
Cooper Cos., Inc. (The)	146,000	20,054,560
DENTSPLY International, Inc.	546,000	25,137,840
IDEXX Laboratories, Inc. (a) (b)	169,000	20,516,600
Intuitive Surgical, Inc. (a)	40,000	17,519,600
Sirona Dental Systems, Inc. (a) (b)	77,100	5,757,057
Teleflex, Inc.	132,500	14,209,300

		123,465,837

Health Care Providers & Services—3.2%
Envision Healthcare Holdings, Inc. (a)	229,000	7,747,070
Henry Schein, Inc. (a)	161,000	19,218,570
Laboratory Corp. of America Holdings (a) (b)	80,000	7,856,800
MEDNAX, Inc. (a)	201,000	12,457,980
Universal Health Services, Inc. - Class B	163,000	13,377,410

		60,657,830

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (a) (b)	80,000	2,136,000

Hotels, Restaurants & Leisure—4.2%
ARAMARK Holdings Corp. (b)	157,100	4,543,332

MIST-356

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Chipotle Mexican Grill, Inc. (a)	19,000	$10,792,950
Choice Hotels International, Inc. (b)	247,000	11,362,000
Marriott International, Inc. - Class A	319,000	17,870,380
Norwegian Cruise Line Holdings, Ltd. (a)	592,000	19,103,840
Panera Bread Co. - Class A (a) (b)	33,000	5,823,510
Tim Hortons, Inc.	184,000	10,177,040

		79,673,052

Household Durables—0.7%
Harman International Industries, Inc.	121,000	12,874,400

Independent Power and Renewable Electricity Producers—0.6%
Calpine Corp. (a)	564,000	11,793,240

Insurance—3.3%
Fidelity National Financial, Inc. - Class A	767,000	24,114,480
HCC Insurance Holdings, Inc.	326,000	14,829,740
Progressive Corp. (The)	609,000	14,749,980
Willis Group Holdings plc	206,000	9,090,780

		62,784,980

Internet & Catalog Retail—1.2%
Coupons.com, Inc. (a) (b)	22,000	542,300
Coupons.com, Inc. (a) (c)	237,883	5,277,431
Groupon, Inc. (a) (b)	644,000	5,048,960
Netflix, Inc. (a)	20,000	7,040,600
TripAdvisor, Inc. (a)	41,000	3,714,190

		21,623,481

Internet Software & Services—2.5%
Akamai Technologies, Inc. (a)	281,000	16,357,010
LinkedIn Corp. - Class A (a)	25,000	4,623,500
Rackspace Hosting, Inc. (a) (b)	178,100	5,845,242
VeriSign, Inc. (a) (b)	354,500	19,111,095

		45,936,847

IT Services—5.4%
CoreLogic, Inc. (a)	439,000	13,187,560
Fidelity National Information Services, Inc.	151,000	8,070,950
Fiserv, Inc. (a)	557,000	31,576,330
Gartner, Inc. (a)	298,000	20,693,120
Global Payments, Inc.	204,000	14,506,440
Vantiv, Inc. - Class A (a)	460,000	13,901,200

		101,935,600

Life Sciences Tools & Services—3.8%
Agilent Technologies, Inc.	388,000	21,696,960
Bruker Corp. (a)	603,000	13,742,370
Covance, Inc. (a)	221,000	22,961,900
Illumina, Inc. (a) (b)	60,000	8,919,600
Mettler-Toledo International, Inc. (a)	19,000	4,477,920

		71,798,750

Machinery—5.3%
Colfax Corp. (a)	215,000	15,335,950

Machinery—(Continued)
IDEX Corp.	358,000	26,094,620
Nordson Corp.	81,000	5,709,690
Pall Corp.	306,000	27,377,820
Rexnord Corp. (a)	390,000	11,302,200
WABCO Holdings, Inc. (a)	122,000	12,878,320

		98,698,600

Media—1.1%
Aimia, Inc.	222,000	3,564,450
Charter Communications, Inc. - Class A (a)	142,000	17,494,400

		21,058,850

Metals & Mining—1.0%
Agnico-Eagle Mines, Ltd.	242,000	7,320,500
Franco-Nevada Corp.	239,000	10,982,542

		18,303,042

Multiline Retail—1.7%
Dollar General Corp. (a)	338,000	18,752,240
Dollar Tree, Inc. (a)	262,000	13,671,160

		32,423,400

Oil, Gas & Consumable Fuels—5.4%
Concho Resources, Inc. (a)	120,000	14,700,000
CONSOL Energy, Inc.	289,000	11,545,550
EQT Corp.	277,000	26,860,690
Laredo Petroleum, Inc. (a) (b)	77,100	1,993,806
Pioneer Natural Resources Co.	63,000	11,789,820
Range Resources Corp.	279,000	23,148,630
SM Energy Co.	162,000	11,548,980

		101,587,476

Pharmaceuticals—0.7%
Hospira, Inc. (a)	324,000	14,013,000

Professional Services—4.3%
Equifax, Inc.	242,000	16,463,260
IHS, Inc. - Class A (a)	254,000	30,861,000
Manpowergroup, Inc.	219,000	17,263,770
Towers Watson & Co. - Class A	21,400	2,440,670
Verisk Analytics, Inc. - Class A (a)	230,000	13,790,800

		80,819,500

Real Estate Management & Development—0.9%
Jones Lang LaSalle, Inc.	138,000	16,353,000

Road & Rail—2.0%
Hertz Global Holdings, Inc. (a)	496,000	13,213,440
J.B. Hunt Transport Services, Inc.	164,000	11,794,880
Kansas City Southern	127,000	12,961,620

		37,969,940

Semiconductors & Semiconductor Equipment—3.3%
Altera Corp.	459,000	16,634,160

MIST-357

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Atmel Corp. (a)	1,267,000	$10,592,120
Avago Technologies, Ltd.	154,800	9,970,668
Cree, Inc. (a) (b)	84,000	4,751,040
Microchip Technology, Inc. (b)	163,000	7,784,880
Xilinx, Inc.	239,000	12,970,530

		62,703,398

Software—3.1%
Concur Technologies, Inc. (a) (b)	121,000	11,987,470
FactSet Research Systems, Inc. (b)	158,000	17,033,980
Red Hat, Inc. (a)	403,000	21,350,940
ServiceNow, Inc. (a)	80,000	4,793,600
Workday, Inc. - Class A (a)	40,000	3,657,200

		58,823,190

Specialty Retail—5.0%
AutoZone, Inc. (a)	40,000	21,484,000
CarMax, Inc. (a)	596,000	27,892,800
DSW, Inc. - Class A	360,000	12,909,600
L Brands, Inc.	169,000	9,594,130
O’Reilly Automotive, Inc. (a)	141,000	20,922,990

		92,803,520

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	289,000	14,351,740
Wolverine World Wide, Inc. (b)	137,900	3,937,045

		18,288,785

Trading Companies & Distributors—1.1%
Fastenal Co. (b)	419,000	20,665,080

Total Common Stocks (Cost $1,173,417,569)		1,782,522,765

Convertible Preferred Stock—0.0%

Internet Software & Services—0.0%
LivingSocial, Inc. - Series E (a) (c) (d) (Cost $4,280,576)	757,490	454,494

Short-Term Investments—13.8%
Security Description	Shares	Value

Mutual Funds—13.8%
State Street Navigator Securities Lending MET Portfolio (e)	162,710,279	162,710,279
T. Rowe Price Government Reserve Investment Fund (f)	95,177,158	95,177,158

Total Short-Term Investments (Cost $257,887,437)		257,887,437

Total Investments—108.8% (Cost $1,435,585,582) (g)		2,040,864,696
Other assets and liabilities (net)—(8.8)%		(165,022,254)

Net Assets—100.0%		$1,875,842,442

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $161,761,305 and the collateral received consisted of cash in the amount of $162,710,279 and non-cash collateral with a value of $369,209. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $5,731,925, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of March 31, 2014, the aggregate cost of investments was $1,435,585,582. The aggregate unrealized appreciation and depreciation of investments were $622,537,702 and $(17,258,588), respectively, resulting in net unrealized appreciation of $605,279,114.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Coupons.com, Inc	06/01/11	237,883	$3,255,700	$5,277,431
LivingSocial, Inc. - Series E	04/01/11	757,490	4,280,576	454,494

				$5,731,925

MIST-358

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$43,500,160	$—	$—	$43,500,160
Automobiles	18,816,930	—	—	18,816,930
Biotechnology	56,084,470	—	—	56,084,470
Capital Markets	28,787,670	—	—	28,787,670
Chemicals	32,462,090	—	—	32,462,090
Commercial Services & Supplies	2,061,420	—	—	2,061,420
Communications Equipment	36,636,510	—	—	36,636,510
Construction & Engineering	22,103,100	—	—	22,103,100
Construction Materials	12,193,250	—	—	12,193,250
Consumer Finance	10,450,720	—	—	10,450,720
Containers & Packaging	10,468,710	—	—	10,468,710
Diversified Financial Services	44,634,812	—	—	44,634,812
Electrical Equipment	97,465,380	—	—	97,465,380
Electronic Equipment, Instruments & Components	27,026,430	—	—	27,026,430
Food & Staples Retailing	31,031,965	—	—	31,031,965
Food Products	39,608,350	—	—	39,608,350
Health Care Equipment & Supplies	123,465,837	—	—	123,465,837
Health Care Providers & Services	60,657,830	—	—	60,657,830
Health Care Technology	2,136,000	—	—	2,136,000
Hotels, Restaurants & Leisure	79,673,052	—	—	79,673,052
Household Durables	12,874,400	—	—	12,874,400
Independent Power and Renewable Electricity Producers	11,793,240	—	—	11,793,240
Insurance	62,784,980	—	—	62,784,980
Internet & Catalog Retail	16,346,050	5,277,431	—	21,623,481
Internet Software & Services	45,936,847	—	—	45,936,847
IT Services	101,935,600	—	—	101,935,600
Life Sciences Tools & Services	71,798,750	—	—	71,798,750
Machinery	98,698,600	—	—	98,698,600
Media	21,058,850	—	—	21,058,850
Metals & Mining	18,303,042	—	—	18,303,042
Multiline Retail	32,423,400	—	—	32,423,400
Oil, Gas & Consumable Fuels	101,587,476	—	—	101,587,476
Pharmaceuticals	14,013,000	—	—	14,013,000
Professional Services	80,819,500	—	—	80,819,500
Real Estate Management & Development	16,353,000	—	—	16,353,000
Road & Rail	37,969,940	—	—	37,969,940
Semiconductors & Semiconductor Equipment	62,703,398	—	—	62,703,398

MIST-359

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$58,823,190	$—	$—	$58,823,190
Specialty Retail	92,803,520	—	—	92,803,520
Textiles, Apparel & Luxury Goods	18,288,785	—	—	18,288,785
Trading Companies & Distributors	20,665,080	—	—	20,665,080
Total Common Stocks	1,777,245,334	5,277,431	—	1,782,522,765
Total Convertible Preferred Stock*	—	—	454,494	454,494
Total Short-Term Investments*	257,887,437	—	—	257,887,437
Total Investments	$2,035,132,771	$5,277,431	$454,494	$2,040,864,696

Collateral for securities loaned (Liability)	$—	$(162,710,279)	$—	$(162,710,279)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Depreciation	Transfer Out	Balance as of March 31, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2014
Convertible Preferred Stock
Internet Software & Services	$3,891,933	$—	$(3,437,439)	$454,494	$—

Transfers out of Level 3 were due to the initial public offering of the securities, which resulted in the trading of the securities on a recognized exchange and the availability of quoted prices in an active market.

MIST-360

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—92.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Cubic Corp.	242,327	$12,375,640

Banks—6.0%
City National Corp.	195,100	15,358,272
Commerce Bancshares, Inc.	321,015	14,901,516
Cullen/Frost Bankers, Inc.	162,880	12,628,086
Prosperity Bancshares, Inc.	230,185	15,226,738
UMB Financial Corp.	350,152	22,654,834
Valley National Bancorp	943,106	9,817,734

		90,587,180

Building Products—0.6%
Insteel Industries, Inc.	508,683	10,005,795

Capital Markets—4.6%
Dundee Corp. - Class A (a)	1,350,688	19,279,834
Legg Mason, Inc.	633,139	31,049,136
Westwood Holdings Group, Inc.	315,624	19,786,469

		70,115,439

Chemicals—10.5%
Axiall Corp.	863,794	38,801,626
LSB Industries, Inc. (a)	768,361	28,752,069
Minerals Technologies, Inc.	468,276	30,231,899
Sensient Technologies Corp.	438,848	24,755,416
Stepan Co.	432,415	27,916,712
Tredegar Corp.	406,013	9,342,359

		159,800,081

Commercial Services & Supplies—6.3%
ABM Industries, Inc.	529,066	15,205,357
Multi-Color Corp.	572,935	20,052,725
Tetra Tech, Inc. (a)	1,012,536	29,960,940
UniFirst Corp.	272,465	29,954,802

		95,173,824

Communications Equipment—1.2%
InterDigital, Inc.	538,348	17,824,702

Construction & Engineering—2.1%
EMCOR Group, Inc.	675,733	31,617,547

Diversified Financial Services—2.0%
Ackermans & van Haaren NV	145,538	18,404,408
Leucadia National Corp.	420,059	11,761,652

		30,166,060

Electrical Equipment—2.6%
Encore Wire Corp.	249,417	12,099,219
EnerSys, Inc.	406,619	28,174,630

		40,273,849

Electronic Equipment, Instruments & Components—4.0%
AVX Corp.	353,717	4,661,990

Electronic Equipment, Instruments & Components—(Continued)
Ingram Micro, Inc. - Class A (a)	382,744	11,313,913
Insight Enterprises, Inc. (a)	886,062	22,249,017
Rofin-Sinar Technologies, Inc. (a)	930,176	22,287,017

		60,511,937

Energy Equipment & Services—1.6%
Era Group, Inc. (a)	363,221	10,646,007
SEACOR Holdings, Inc. (a)	166,904	14,423,844

		25,069,851

Food & Staples Retailing—1.6%
Susser Holdings Corp. (a)	383,142	23,934,881

Food Products—2.8%
Alico, Inc.	182,045	6,863,097
Cal-Maine Foods, Inc.	286,736	18,001,286
Darling International, Inc. (a)	924,323	18,504,946

		43,369,329

Health Care Equipment & Supplies—1.8%
Teleflex, Inc.	254,328	27,274,135

Health Care Providers & Services—2.1%
Brookdale Senior Living, Inc. (a)	528,056	17,695,157
VCA Antech, Inc. (a)	440,101	14,184,455

		31,879,612

Health Care Technology—1.3%
Allscripts Healthcare Solutions, Inc. (a)	1,117,707	20,152,257

Hotels, Restaurants & Leisure—0.9%
Vail Resorts, Inc.	203,814	14,205,836

Insurance—5.2%
Alleghany Corp. (a)	50,294	20,488,770
Arch Capital Group, Ltd. (a)	331,111	19,052,127
HCC Insurance Holdings, Inc.	865,092	39,353,035

		78,893,932

Internet Software & Services—0.7%
Blucora, Inc. (a)	536,514	10,563,961

IT Services—6.5%
Broadridge Financial Solutions, Inc.	281,974	10,472,514
Cass Information Systems, Inc.	68,311	3,522,115
CSG Systems International, Inc.	712,284	18,547,875
ExlService Holdings, Inc. (a)	316,073	9,769,817
Genpact, Ltd. (a)	1,491,037	25,973,865
ManTech International Corp. - Class A	370,015	10,882,141
Syntel, Inc. (a)	218,310	19,626,069

		98,794,396

Machinery—4.1%
Actuant Corp. - Class A	309,268	10,561,502

MIST-361

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Alamo Group, Inc.	330,398	$17,950,524
Kennametal, Inc.	474,953	21,040,418
Oshkosh Corp.	208,376	12,267,095

		61,819,539

Media—2.8%
Liberty Media Corp. - Class A (a)	148,222	19,377,062
Madison Square Garden Co. (The) - Class A (a)	262,025	14,877,779
Starz - Class A (a)	244,256	7,884,584

		42,139,425

Metals & Mining—4.9%
Compass Minerals International, Inc.	335,775	27,708,153
Kaiser Aluminum Corp.	338,326	24,163,243
SunCoke Energy, Inc. (a)	1,010,935	23,089,755

		74,961,151

Multiline Retail—1.0%
Big Lots, Inc. (a)	405,916	15,372,039

Oil, Gas & Consumable Fuels—3.9%
Cloud Peak Energy, Inc. (a)	321,268	6,791,606
SemGroup Corp. - Class A	423,783	27,834,067
World Fuel Services Corp.	545,555	24,058,975

		58,684,648

Paper & Forest Products—1.1%
PH Glatfelter Co.	621,323	16,912,412

Professional Services—2.6%
FTI Consulting, Inc. (a)	681,874	22,733,679
ICF International, Inc. (a)	413,557	16,463,704

		39,197,383

Real Estate Investment Trusts—3.2%
American Homes 4 Rent - Class A	606,038	10,126,895
Excel Trust, Inc.	562,496	7,132,449
Post Properties, Inc.	340,082	16,698,026
Tanger Factory Outlet Centers, Inc.	419,442	14,680,470

		48,637,840

Software—1.8%
Progress Software Corp. (a)	1,234,182	26,905,168

Specialty Retail—1.1%
Ascena Retail Group, Inc. (a)	328,444	5,675,512
CST Brands, Inc.	345,484	10,792,920

		16,468,432

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc. (a)	252,692	10,944,091

Total Common Stocks (Cost $1,069,801,103)		1,404,632,372

Investment Company Security—1.5%
JZ Capital Partners, Ltd. (b) (Cost $23,536,089)	3,092,000	22,837,987

Preferred Stock—0.2%

Real Estate Investment Trusts—0.2%
Excel Trust, Inc., 8.125% (Cost $3,328,182)	130,800	3,385,104

Short-Term Investments—5.0%

U.S. Treasury—1.0%
U.S. Treasury Bill 0.065%, 08/07/14 (c)	15,000,000	14,997,330

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $60,828,000 on 04/01/14, collateralized by $62,950,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $62,045,283.	60,828,000	60,828,000

Total Short-Term Investments (Cost $75,824,533)		75,825,330

Total Investments—99.1% (Cost $1,172,489,907) (d)		1,506,680,793
Other assets and liabilities (net)—0.9%		13,525,356

Net Assets—100.0%		$1,520,206,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Illiquid security. As of March 31, 2014, these securities represent 1.5% of net assets.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,172,489,907. The aggregate unrealized appreciation and depreciation of investments were $344,014,407 and $(9,823,521), respectively, resulting in net unrealized appreciation of $334,190,886.

MIST-362

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,375,640	$—	$—	$12,375,640
Banks	90,587,180	—	—	90,587,180
Building Products	10,005,795	—	—	10,005,795
Capital Markets	70,115,439	—	—	70,115,439
Chemicals	159,800,081	—	—	159,800,081
Commercial Services & Supplies	95,173,824	—	—	95,173,824
Communications Equipment	17,824,702	—	—	17,824,702
Construction & Engineering	31,617,547	—	—	31,617,547
Diversified Financial Services	11,761,652	18,404,408	—	30,166,060
Electrical Equipment	40,273,849	—	—	40,273,849
Electronic Equipment, Instruments & Components	60,511,937	—	—	60,511,937
Energy Equipment & Services	25,069,851	—	—	25,069,851
Food & Staples Retailing	23,934,881	—	—	23,934,881
Food Products	43,369,329	—	—	43,369,329
Health Care Equipment & Supplies	27,274,135	—	—	27,274,135
Health Care Providers & Services	31,879,612	—	—	31,879,612
Health Care Technology	20,152,257	—	—	20,152,257
Hotels, Restaurants & Leisure	14,205,836	—	—	14,205,836
Insurance	78,893,932	—	—	78,893,932
Internet Software & Services	10,563,961	—	—	10,563,961
IT Services	98,794,396	—	—	98,794,396
Machinery	61,819,539	—	—	61,819,539
Media	42,139,425	—	—	42,139,425
Metals & Mining	74,961,151	—	—	74,961,151
Multiline Retail	15,372,039	—	—	15,372,039
Oil, Gas & Consumable Fuels	58,684,648	—	—	58,684,648
Paper & Forest Products	16,912,412	—	—	16,912,412
Professional Services	39,197,383	—	—	39,197,383
Real Estate Investment Trusts	48,637,840	—	—	48,637,840
Software	26,905,168	—	—	26,905,168
Specialty Retail	16,468,432	—	—	16,468,432
Technology Hardware, Storage & Peripherals	10,944,091	—	—	10,944,091
Total Common Stocks	1,386,227,964	18,404,408	—	1,404,632,372
Total Investment Company Security	—	22,837,987	—	22,837,987
Total Preferred Stock*	3,385,104	—	—	3,385,104

MIST-363

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury	$—	$14,997,330	$—	$14,997,330
Repurchase Agreement	—	60,828,000	—	60,828,000
Total Short-Term Investments	—	75,825,330	—	75,825,330
Total Investments	$1,389,613,068	$117,067,725	$—	$1,506,680,793

*	See Schedule of Investments for additional detailed categorizations.

MIST-364

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Boeing Co. (The)	56,200	$7,052,538
Honeywell International, Inc.	117,360	10,886,314
Lockheed Martin Corp.	46,910	7,657,588
Northrop Grumman Corp.	14,557	1,796,043
Precision Castparts Corp.	16,000	4,044,160
Raytheon Co.	80,620	7,964,450
United Technologies Corp.	93,390	10,911,687

		50,312,780

Air Freight & Logistics—0.4%
FedEx Corp.	36,400	4,825,184

Airlines—0.6%
American Airlines Group, Inc. (a)	138,600	5,072,760
Delta Air Lines, Inc.	53,600	1,857,240
United Continental Holdings, Inc. (a)	24,300	1,084,509

		8,014,509

Automobiles—0.3%
Harley-Davidson, Inc.	66,970	4,460,872

Banks—6.6%
Citigroup, Inc.	641,660	30,543,016
PNC Financial Services Group, Inc. (The)	222,500	19,357,500
Wells Fargo & Co.	688,060	34,224,104
Zions Bancorporation	35,800	1,109,084

		85,233,704

Beverages—2.5%
Anheuser-Busch InBev NV (ADR)	176,300	18,564,390
Diageo plc (ADR)	100,380	12,506,344
Monster Beverage Corp. (a)	18,345	1,274,060

		32,344,794

Biotechnology—3.2%
Alkermes plc (a)	122,540	5,402,788
Alnylam Pharmaceuticals, Inc. (a)	18,400	1,235,376
Arena Pharmaceuticals, Inc. (a) (b)	222,400	1,401,120
Auspex Pharmaceuticals, Inc. (a) (b)	13,300	409,108
BioCryst Pharmaceuticals, Inc. (a)	160,500	1,698,090
Exelixis, Inc. (a) (b)	210,100	743,754
Genocea Biosciences, Inc. (a) (b)	46,700	849,473
Gilead Sciences, Inc. (a)	116,300	8,241,018
GlycoMimetics, Inc. (a)	110,300	1,801,199
ImmunoGen, Inc. (a) (b)	36,700	547,931
Ironwood Pharmaceuticals, Inc. (a) (b)	114,468	1,410,246
Karyopharm Therapeutics, Inc. (a) (b)	28,500	880,365
Novavax, Inc. (a) (b)	164,600	745,638
NPS Pharmaceuticals, Inc. (a) (b)	41,700	1,248,081
PTC Therapeutics, Inc. (a)	35,000	914,900
Puma Biotechnology, Inc. (a)	12,000	1,249,680
Regeneron Pharmaceuticals, Inc. (a)	28,000	8,407,840
Seattle Genetics, Inc. (a) (b)	24,500	1,116,220
TESARO, Inc. (a) (b)	45,700	1,347,236
Tetraphase Pharmaceuticals, Inc. (a)	53,300	580,437

Biotechnology—(Continued)
Trevena, Inc. (a)	75,210	591,151
Ultragenyx Pharmaceutical, Inc. (a)	6,880	336,363
Versartis, Inc. (a)	6,400	192,320

		41,350,334

Capital Markets—1.9%
Ameriprise Financial, Inc.	73,200	8,057,124
Artisan Partners Asset Management, Inc. - Class A	25,000	1,606,250
BlackRock, Inc.	15,330	4,820,978
LPL Financial Holdings, Inc.	32,470	1,705,974
Stifel Financial Corp. (a) (b)	27,100	1,348,496
TD Ameritrade Holding Corp.	74,700	2,536,065
UBS AG (a) (b)	49,500	1,025,640
Virtus Investment Partners, Inc. (a)	9,105	1,576,713
WisdomTree Investments, Inc. (a) (b)	88,600	1,162,432

		23,839,672

Chemicals—1.7%
Cabot Corp.	63,000	3,720,780
Celanese Corp. - Series A	61,400	3,408,314
Dow Chemical Co. (The)	101,500	4,931,885
LyondellBasell Industries NV - Class A	38,700	3,441,978
Sherwin-Williams Co. (The)	32,700	6,446,151

		21,949,108

Communications Equipment—3.1%
F5 Networks, Inc. (a)	34,330	3,660,608
Juniper Networks, Inc. (a)	436,030	11,232,133
QUALCOMM, Inc.	313,700	24,738,382

		39,631,123

Construction & Engineering—0.2%
KBR, Inc.	109,000	2,908,120

Consumer Finance—0.5%
Santander Consumer USA Holdings, Inc. (a)	284,780	6,857,502

Containers & Packaging—1.0%
Ball Corp.	166,900	9,147,789
Owens-Illinois, Inc. (a)	89,900	3,041,317

		12,189,106

Diversified Financial Services—0.4%
IntercontinentalExchange Group, Inc.	19,200	3,798,336
MSCI, Inc. (a)	17,550	755,001

		4,553,337

Electric Utilities—3.2%
Duke Energy Corp.	131,090	9,336,230
Edison International	47,830	2,707,656
ITC Holdings Corp. (b)	51,090	1,908,212
NextEra Energy, Inc.	112,920	10,797,410
Northeast Utilities	62,510	2,844,205
NRG Yield, Inc. - Class A (b)	34,400	1,359,832

MIST-365

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
OGE Energy Corp.	56,850	$2,089,806
Southern Co. (The) (b)	231,120	10,155,413

		41,198,764

Electrical Equipment—0.5%
Eaton Corp. plc	86,900	6,527,928

Energy Equipment & Services—0.9%
Baker Hughes, Inc.	6,890	447,988
Halliburton Co.	47,600	2,803,164
Patterson-UTI Energy, Inc.	116,300	3,684,384
Superior Energy Services, Inc.	160,400	4,933,904

		11,869,440

Food & Staples Retailing—1.8%
CVS Caremark Corp.	145,300	10,877,158
Sprouts Farmers Market, Inc. (a)	83,800	3,019,314
Walgreen Co.	138,200	9,125,346

		23,021,818

Food Products—2.1%
Ingredion, Inc.	88,840	6,048,227
Kraft Foods Group, Inc.	88,360	4,956,996
Mondelez International, Inc. - Class A	404,030	13,959,237
SunOpta, Inc. (a) (b)	210,000	2,480,100

		27,444,560

Gas Utilities—0.2%
Atmos Energy Corp.	51,010	2,404,101

Health Care Equipment & Supplies—3.2%
Abbott Laboratories	130,200	5,014,002
Covidien plc	177,600	13,082,016
Medtronic, Inc.	189,100	11,637,214
St. Jude Medical, Inc.	77,730	5,082,765
Stryker Corp.	71,000	5,784,370

		40,600,367

Health Care Providers & Services—3.1%
Aetna, Inc.	79,800	5,982,606
Cardinal Health, Inc.	60,200	4,212,796
HCA Holdings, Inc. (a)	153,900	8,079,750
McKesson Corp.	62,550	11,044,454
UnitedHealth Group, Inc.	121,100	9,928,989

		39,248,595

Hotels, Restaurants & Leisure—0.8%
Norwegian Cruise Line Holdings, Ltd. (a)	115,590	3,730,089
Wyndham Worldwide Corp.	96,060	7,034,474

		10,764,563

Household Products—0.3%
Colgate-Palmolive Co.	60,700	3,937,609

Independent Power and Renewable Electricity Producers—0.5%
Calpine Corp. (a)	225,540	4,716,041
Pattern Energy Group, Inc.	45,600	1,237,128

		5,953,169

Industrial Conglomerates—0.7%
Danaher Corp.	121,600	9,120,000

Insurance—4.9%
Aflac, Inc.	92,030	5,801,571
Allstate Corp. (The)	131,200	7,423,296
American International Group, Inc.	281,790	14,092,318
Aon plc	50,800	4,281,424
Hartford Financial Services Group, Inc.	189,600	6,687,192
Marsh & McLennan Cos., Inc.	177,300	8,740,890
Principal Financial Group, Inc.	22,600	1,039,374
Prudential Financial, Inc.	89,800	7,601,570
XL Group plc	240,100	7,503,125

		63,170,760

Internet & Catalog Retail—3.3%
Amazon.com, Inc. (a)	39,410	13,262,253
Netflix, Inc. (a)	34,596	12,178,830
priceline.com, Inc. (a)	14,170	16,889,081

		42,330,164

Internet Software & Services—5.4%
Akamai Technologies, Inc. (a)	45,990	2,677,078
eBay, Inc. (a)	50,850	2,808,954
Envestnet, Inc. (a)	13,335	535,800
Facebook, Inc. - Class A (a)	322,340	19,417,762
Google, Inc. - Class A (a)	32,320	36,020,963
Pandora Media, Inc. (a)	245,580	7,445,986

		68,906,543

IT Services—3.9%
Accenture plc - Class A	118,200	9,422,904
Automatic Data Processing, Inc.	109,900	8,490,874
CACI International, Inc. - Class A (a) (b)	16,020	1,182,276
Cognizant Technology Solutions Corp. - Class A (a)	141,000	7,136,010
EVERTEC, Inc.	88,700	2,190,890
Global Payments, Inc.	45,010	3,200,661
Heartland Payment Systems, Inc. (b)	88,970	3,687,807
Visa, Inc. - Class A	51,100	11,030,446
WEX, Inc. (a)	39,710	3,774,435

		50,116,303

Leisure Products—0.1%
Arctic Cat, Inc. (b)	26,355	1,259,505

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	59,200	3,310,464

Machinery—1.8%
Dover Corp.	57,700	4,716,975

MIST-366

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Illinois Tool Works, Inc.	99,300	$8,076,069
Luxfer Holdings plc (ADR)	129,900	2,543,442
Pentair, Ltd.	95,300	7,561,102

		22,897,588

Media—4.7%
Charter Communications, Inc. - Class A (a)	35,700	4,398,240
Comcast Corp. - Class A	182,800	9,143,656
DIRECTV (a)	253,800	19,395,396
DreamWorks Animation SKG, Inc. - Class A (a) (b)	119,720	3,178,566
Interpublic Group of Cos., Inc. (The)	293,552	5,031,481
Time Warner, Inc.	55,645	3,635,288
Walt Disney Co. (The)	190,295	15,236,921

		60,019,548

Metals & Mining—0.4%
Allegheny Technologies, Inc. (b)	31,300	1,179,384
Carpenter Technology Corp. (b)	38,500	2,542,540
Nucor Corp.	10,875	549,622
Universal Stainless & Alloy Products, Inc. (a) (b)	7,335	247,703

		4,519,249

Multi-Utilities—0.6%
Ameren Corp.	95,250	3,924,300
PG&E Corp.	84,600	3,654,720

		7,579,020

Multiline Retail—0.8%
Dollar Tree, Inc. (a)	189,840	9,905,851

Oil, Gas & Consumable Fuels—7.7%
Alon USA Energy, Inc.	253,900	3,793,266
Anadarko Petroleum Corp.	77,710	6,586,700
Cabot Oil & Gas Corp.	197,100	6,677,748
Chevron Corp.	88,540	10,528,291
Cobalt International Energy, Inc. (a)	777,826	14,249,772
Concho Resources, Inc. (a)	36,560	4,478,600
CONSOL Energy, Inc.	68,100	2,720,595
Enbridge, Inc.	203,960	9,282,220
EOG Resources, Inc.	3,600	706,212
Exxon Mobil Corp.	115,110	11,243,945
HollyFrontier Corp. (b)	71,890	3,420,526
Laredo Petroleum, Inc. (a) (b)	143,020	3,698,497
Pioneer Natural Resources Co.	59,440	11,123,602
Rice Energy, Inc. (a)	106,640	2,814,230
Spectra Energy Corp.	95,080	3,512,255
Valero Energy Corp.	47,170	2,504,727
Western Refining, Inc. (b)	33,710	1,301,206

		98,642,392

Paper & Forest Products—0.4%
International Paper Co.	115,100	5,280,788

Personal Products—0.3%
Coty, Inc. - Class A	176,020	2,636,780
Nu Skin Enterprises, Inc. - Class A	20,720	1,716,652

		4,353,432

Pharmaceuticals—5.5%
Achaogen, Inc. (a)	67,000	1,035,820
Actavis plc (a)	35,960	7,402,366
Aerie Pharmaceuticals, Inc. (a) (b)	25,060	531,022
Bristol-Myers Squibb Co.	207,900	10,800,405
Eli Lilly & Co.	115,700	6,810,102
Forest Laboratories, Inc. (a)	113,300	10,454,191
Johnson & Johnson	130,800	12,848,484
Merck & Co., Inc.	273,600	15,532,272
Relypsa, Inc. (a) (b)	51,800	1,544,158
Zoetis, Inc.	101,480	2,936,831

		69,895,651

Professional Services—1.0%
Equifax, Inc.	62,060	4,221,942
Manpowergroup, Inc.	40,050	3,157,141
Nielsen Holdings NV	77,400	3,454,362
TriNet Group, Inc. (a)	100,700	2,145,917

		12,979,362

Real Estate Investment Trusts—2.2%
American Tower Corp.	79,320	6,493,929
AvalonBay Communities, Inc.	38,040	4,995,413
Public Storage	24,970	4,207,195
Simon Property Group, Inc.	40,300	6,609,200
Weyerhaeuser Co.	214,200	6,286,770

		28,592,507

Road & Rail—0.5%
Genesee & Wyoming, Inc. - Class A (a)	14,200	1,381,944
J.B. Hunt Transport Services, Inc.	23,700	1,704,504
Kansas City Southern	26,800	2,735,208

		5,821,656

Semiconductors & Semiconductor Equipment—1.5%
Applied Materials, Inc.	62,900	1,284,418
Broadcom Corp. - Class A	92,020	2,896,790
First Solar, Inc. (a) (b)	7,260	506,675
Freescale Semiconductor, Ltd. (a) (b)	506,360	12,360,247
Lam Research Corp. (a)	22,540	1,239,700
Maxim Integrated Products, Inc.	30,230	1,001,218

		19,289,048

Software—0.6%
Activision Blizzard, Inc.	165,600	3,384,864
Autodesk, Inc. (a)	7,940	390,489
Cadence Design Systems, Inc. (a) (b)	82,700	1,285,158
MICROS Systems, Inc. (a)	57,600	3,048,768

		8,109,279

MIST-367

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—3.5%
Advance Auto Parts, Inc.	48,470	$6,131,455
AutoZone, Inc. (a)	21,480	11,536,908
Lowe’s Cos., Inc.	330,900	16,181,010
Ross Stores, Inc.	109,890	7,862,630
Signet Jewelers, Ltd.	30,120	3,188,503

		44,900,506

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	40,620	21,802,379

Textiles, Apparel & Luxury Goods—1.2%
Lululemon Athletica, Inc. (a) (b)	104,400	5,490,396
PVH Corp.	59,100	7,373,907
Ralph Lauren Corp.	13,300	2,140,369

		15,004,672

Tobacco—3.1%
Altria Group, Inc.	450,700	16,869,701
Lorillard, Inc.	299,440	16,193,715
Philip Morris International, Inc.	79,100	6,475,917

		39,539,333

Total Common Stocks (Cost $1,186,501,500)		1,268,787,059

Investment Company Security—0.4%
SPDR S&P 500 ETF Trust (Cost $4,718,224)	25,420	4,754,557

Short-Term Investments—3.8%

Mutual Fund—3.7%
State Street Navigator Securities Lending MET Portfolio (c)	48,018,030	48,018,030

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $1,782,000 on 04/01/14, collateralized by $1,845,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $1,818,484.	1,782,000	1,782,000

Total Short-Term Investments (Cost $49,800,030)		49,800,030

Total Investments— 103.2% (Cost $1,241,019,754) (d)		1,323,341,646
Other assets and liabilities (net)—(3.2)%		(41,385,578)

Net Assets—100.0%		$1,281,956,068

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $47,591,872 and the collateral received consisted of cash in the amount of $48,018,030. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,241,019,754. The aggregate unrealized appreciation and depreciation of investments were $105,879,734 and $(23,557,842), respectively, resulting in net unrealized appreciation of $82,321,892.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund

MIST-368

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,268,787,059	$—	$—	$1,268,787,059
Total Investment Company Security	4,754,557	—	—	4,754,557
Short-Term Investments
Mutual Fund	48,018,030	—	—	48,018,030
Repurchase Agreement	—	1,782,000	—	1,782,000
Total Short-Term Investments	48,018,030	1,782,000	—	49,800,030
Total Investments	$1,321,559,646	$1,782,000	$—	$1,323,341,646

Collateral for securities loaned (Liability)	$—	$(48,018,030)	$—	$(48,018,030)

*	See Schedule of Investments for additional detailed categorizations.

MIST-369

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; floating rate loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-thecounter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of quotations provided by brokerdealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These

MIST-370

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-371

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 29, 2014

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 29, 2014